UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Premium Income Fund
Class A Shares/Ticker: JEPAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class A Shares)	$88	0.85%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 7.25% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class A Shares)	August 31, 2018	1.61%	5.78%	7.41%
JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge		7.25	6.92	8.15
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPAX-626
JPMorgan Equity Premium Income Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Premium Income Fund
Class C Shares/Ticker: JEPCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class C Shares)	$139	1.35%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 6.71% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class C Shares)	August 31, 2018	5.71%	6.39%	7.62%
JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge		6.71	6.39	7.62
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPCX-626
JPMorgan Equity Premium Income Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Premium Income Fund

Class I Shares/Ticker: JEPIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class I Shares)	$62	0.59%
How did the Fund Perform?
The Fund's Class I Shares returned 7.52% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class I Shares)	August 31, 2018	7.52%	7.20%	8.42%
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPIX-626
JPMorgan Equity Premium Income Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Premium Income Fund
Class R5 Shares/Ticker: JEPSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$47	0.45%
How did the Fund Perform?
The Fund's Class R5 Shares returned 7.75% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R5 Shares)	August 31, 2018	7.75%	7.36%	8.58%
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPSX-626
JPMorgan Equity Premium Income Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Equity Premium Income Fund

Class R6 Shares/Ticker: JEPRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$36	0.34%
How did the Fund Perform?
The Fund's Class R6 Shares returned 7.86% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 22.32% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund’s security selection in the information technology and communication services sectors detracted from performance.
  An overweight in ServiceNow and an underweight in Micron Technology were among the top detractors.
  The Fund captured 34% of the Index’s positive return with 58% of its volatility.
  The Fund’s security selection in the real estate sector contributed to performance.
  An underweight in Microsoft and an overweight in Ross Stores were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R6 Shares)	August 31, 2018	7.86%	7.47%	8.69%
S&P 500 Index		22.32	13.41	14.69
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	2.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from August 31, 2018 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc., ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,084,772
Total number of portfolio holdings	129
Portfolio turnover rate	183%
Total advisory fees paid (000's)	$14,818
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
The Fund added “Derivatives Risk” disclosure to its prospectus as of March 1, 2026. This disclosure was added in light of a larger concentration of portfolio securities invested in derivatives.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEPRX-626
JPMorgan Equity Premium Income Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Hedged Equity 2 Fund

Class A Shares/Ticker: JHDAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$98	0.92%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 11.57% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class A Shares)	February 26, 2021	5.73%	6.18%	7.04%
JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge		11.57	7.33	8.12
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.84% as of June 30, 2025 to 0.92% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHDAX-626
JPMorgan Hedged Equity 2 Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Hedged Equity 2 Fund

Class C Shares/Ticker: JHDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$150	1.42%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 10.98% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class C Shares)	February 26, 2021	9.98%	6.80%	7.59%
JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge		10.98	6.80	7.59
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 1.34% as of June 30, 2025 to 1.42% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHDCX-626
JPMorgan Hedged Equity 2 Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Hedged Equity 2 Fund

Class I Shares/Ticker: JHQDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$71	0.67%
How did the Fund Perform?
The Fund's Class I Shares returned 11.85% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class I Shares)	February 26, 2021	11.85%	7.60%	8.39%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.59% as of June 30, 2025 to 0.67% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHQDX-626
JPMorgan Hedged Equity 2 Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Hedged Equity 2 Fund

Class R5 Shares/Ticker: JHDFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$56	0.53%
How did the Fund Perform?
The Fund's Class R5 Shares returned 12.01% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	February 26, 2021	12.01%	7.76%	8.55%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.45% as of June 30, 2025 to 0.53% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHDFX-626
JPMorgan Hedged Equity 2 Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Hedged Equity 2 Fund

Class R6 Shares/Ticker: JHDRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$45	0.42%
How did the Fund Perform?
The Fund's Class R6 Shares returned 12.12% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 53% of the Index’s positive return with 67% of its volatility.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The Fund’s underweight allocations to Intel and Applied Materials were among the top detractors.
  The Fund’s security selection in the pharm/MedTech and financial services sectors contributed to relative performance.
  The Fund’s overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	February 26, 2021	12.12%	7.87%	8.67%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,496,391
Total number of portfolio holdings	158
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$13,404
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective January 29, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.34% as of June 30, 2025 to 0.42% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHDRX-626
JPMorgan Hedged Equity 2 Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class A Shares/Ticker: JHTAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$96	0.92%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 9.41% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class A Shares)	February 26, 2021	3.65%	5.66%	6.54%
JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge		9.41	6.80	7.62
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.84% as of June 30, 2025 to 0.92% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHTAX-626
JPMorgan Hedged Equity 3 Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class C Shares/Ticker: JHTCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$148	1.42%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 8.87% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class C Shares)	February 26, 2021	7.87%	6.26%	7.08%
JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge		8.87	6.26	7.08
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 1.34% as of June 30, 2025 to 1.42% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHTCX-626
JPMorgan Hedged Equity 3 Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Hedged Equity 3 Fund

Class I Shares/Ticker: JHQTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$70	0.67%
How did the Fund Perform?
The Fund's Class I Shares returned 9.72% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class I Shares)	February 26, 2021	9.72%	7.07%	7.90%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.59% as of June 30, 2025 to 0.67% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHQTX-626
JPMorgan Hedged Equity 3 Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Hedged Equity 3 Fund

Class R5 Shares/Ticker: JHTGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$54	0.52%
How did the Fund Perform?
The Fund's Class R5 Shares returned 9.88% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	February 26, 2021	9.88%	7.23%	8.05%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.44% as of June 30, 2025 to 0.52% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHTGX-626
JPMorgan Hedged Equity 3 Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Hedged Equity 3 Fund
Class R6 Shares/Ticker: JHTRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$44	0.42%
How did the Fund Perform?
The Fund's Class R6 Shares returned 9.99% for the twelve months ended June 30, 2026. The S&P 500 Index (the "Index") returned 21.88% and the ICE BofA 3-Month US Treasury Bill Index returned 3.84% for the twelve months ended June 30, 2026.
  The Fund captured 44% of the Index’s positive return with 55% of its volatility.
  The Fund’s security selection in the financial services and consumer cyclical sectors contributed to relative performance.
  The overweight allocations to Seagate Technology and Micron Technology were among the top contributors.
  The Fund’s security selection in the industrial cyclical and software and services sectors detracted from relative performance.
  The underweight allocations to Intel and Applied Materials were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	February 26, 2021	9.99%	7.35%	8.17%
S&P 500 Index		21.88	12.92	14.67
ICE BofA 3-Month US Treasury Bill Index		3.84	3.53	3.31
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from February 26, 2021 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$3,198,101
Total number of portfolio holdings	158
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$6,973
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Material changes to the Fund during the period
Effective February 26, 2026, the Fund began engaging in securities lending and using the cash collateral received from those activities to post margin for options on futures contracts. As a result of the cost of this financing, which excludes offsetting interest earned on the collateral posted, the Fund’s annual net expense ratio increased from 0.34% as of June 30, 2025 to 0.42% as of June 30, 2026.
The Fund added “Significant Holdings Risk” to its prospectus as of March 1, 2026. Although the Fund is considered “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities, or investments (including futures) whose performance relates in part to the economic results of a relatively small number of securities, or in a combination of the foregoing.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHTRX-626
JPMorgan Hedged Equity 3 Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Preferred and Income Securities Fund
Class A Shares/Ticker: JPDAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$78	0.75%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.27% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the ICE BofA US All Capital Securities Index ("the Index") returned 5.89% and the Preferred and Income Securities Composite Benchmark returned 6.57% for the twelve months ended June 30, 2026.
  The Fund’s security selection within the contingent convertible bond allocation detracted from relative performance.
  The Fund’s underweight to $25 par securities, which typically have greater sensitivity to movements in interest rates, contributed to relative performance as interest rates rose over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class A Shares)	March 31, 2022	2.28%	3.80%
JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge		6.27	4.74
Bloomberg US Aggregate Index		3.79	1.53
ICE BofA US All Capital Securities Index		5.89	4.03
Preferred and Income Securities Composite Benchmark		6.57	4.26
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Bloomberg US Aggregate Index, the ICE BofA US All Capital Securities Index and the Preferred and Income Securities Composite Benchmark from March 31, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Aggregate Index, the ICE BofA US All Capital Securities Index, and the Preferred and Income Securities Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Preferred and Income Securities Composite Benchmark is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,235,860
Total number of portfolio holdings	194
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$8,561
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, Board of Trustees of JPMorgan Trust IV approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“Preferred and Income Securities ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Preferred and Income Securities ETF. Preferred and Income Securities ETF is managed in a substantially similar manner as the Fund. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
Effective March 1, 2026, the Fund’s Class A Shares were publicly offered only on a limited basis. Investors were not eligible to purchase Class A Shares of the Fund unless they met certain requirements.
Effective March 1, 2026, no sales charge was imposed on purchases of Class A Shares of the Fund, no contingent deferred sales charge was imposed on redemptions of Class A Shares and the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPDAX-626
JPMorgan Preferred and Income Securities Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Preferred and Income Securities Fund

Class C Shares/Ticker: JPDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$107	1.04%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.96% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the ICE BofA US All Capital Securities Index ("the Index") returned 5.89% and the Preferred and Income Securities Composite Benchmark returned 6.57% for the twelve months ended June 30, 2026.
  The Fund’s security selection within the contingent convertible bond allocation detracted from relative performance.
  The Fund’s underweight to $25 par securities, which typically have greater sensitivity to movements in interest rates, contributed to relative performance as interest rates rose over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class C Shares)	August 1, 2022	4.96%	4.24%
JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge		5.96	4.24
Bloomberg US Aggregate Index		3.79	1.53
ICE BofA US All Capital Securities Index		5.89	4.03
Preferred and Income Securities Composite Benchmark		6.57	4.26
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class C Shares would have been different than those shown because Class C Shares have different expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Bloomberg US Aggregate Index, the ICE BofA US All Capital Securities Index and the Preferred and Income Securities Composite Benchmark from March 31, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Aggregate Index, the ICE BofA US All Capital Securities Index, and the Preferred and Income Securities Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Preferred and Income Securities Composite Benchmark is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,235,860
Total number of portfolio holdings	194
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$8,561
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, Board of Trustees of JPMorgan Trust IV approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“Preferred and Income Securities ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Preferred and Income Securities ETF. Preferred and Income Securities ETF is managed in a substantially similar manner as the Fund. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
Effective March 1, 2026, the Fund’s Class C Shares were publicly offered only on a limited basis. Investors were not eligible to purchase Class C Shares of the Fund unless they met certain requirements.
Effective March 1, 2026, no contingent deferred sales charge was imposed on redemptions of Class C Shares of the Fund and the Fund’s principal underwriter voluntarily waived all of its distribution fees.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPDCX-626
JPMorgan Preferred and Income Securities Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Preferred and Income Securities Fund

Class I Shares/Ticker: JPDIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$62	0.60%
How did the Fund Perform?
The Fund's Class I Shares returned 6.54% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the ICE BofA US All Capital Securities Index ("the Index") returned 5.89% and the Preferred and Income Securities Composite Benchmark returned 6.57% for the twelve months ended June 30, 2026.
  The Fund’s security selection within the contingent convertible bond allocation detracted from relative performance.
  The Fund’s underweight to $25 par securities, which typically have greater sensitivity to movements in interest rates, contributed to relative performance as interest rates rose over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class I Shares)	March 31, 2022	6.54%	4.97%
Bloomberg US Aggregate Index		3.79	1.53
ICE BofA US All Capital Securities Index		5.89	4.03
Preferred and Income Securities Composite Benchmark		6.57	4.26
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Bloomberg US Aggregate Index, the ICE BofA US All Capital Securities Index and the Preferred and Income Securities Composite Benchmark from March 31, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Aggregate Index, the ICE BofA US All Capital Securities Index, and the Preferred and Income Securities Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Preferred and Income Securities Composite Benchmark is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,235,860
Total number of portfolio holdings	194
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$8,561
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, Board of Trustees of JPMorgan Trust IV approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“Preferred and Income Securities ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Preferred and Income Securities ETF. Preferred and Income Securities ETF is managed in a substantially similar manner as the Fund. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPDIX-626
JPMorgan Preferred and Income Securities Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Preferred and Income Securities Fund

Class R6 Shares/Ticker: JPDRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$56	0.55%
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.49% for the twelve months ended June 30, 2026. The Bloomberg US Aggregate Index returned 3.79%, the ICE BofA US All Capital Securities Index ("the Index") returned 5.89% and the Preferred and Income Securities Composite Benchmark returned 6.57% for the twelve months ended June 30, 2026.
  The Fund’s security selection within the contingent convertible bond allocation detracted from relative performance.
  The Fund’s underweight to $25 par securities, which typically have greater sensitivity to movements in interest rates, contributed to relative performance as interest rates rose over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	March 31, 2022	6.49%	5.02%
Bloomberg US Aggregate Index		3.79	1.53
ICE BofA US All Capital Securities Index		5.89	4.03
Preferred and Income Securities Composite Benchmark		6.57	4.26
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Bloomberg US Aggregate Index, the ICE BofA US All Capital Securities Index and the Preferred and Income Securities Composite Benchmark from March 31, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Aggregate Index, the ICE BofA US All Capital Securities Index, and the Preferred and Income Securities Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The Preferred and Income Securities Composite Benchmark is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$2,235,860
Total number of portfolio holdings	194
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$8,561
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, Board of Trustees of JPMorgan Trust IV approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (“Preferred and Income Securities ETF”). The Reorganization occurred as of the close of business on July 10, 2026.
Following the Reorganization, the Fund’s performance and financial history was adopted by Preferred and Income Securities ETF. Preferred and Income Securities ETF is managed in a substantially similar manner as the Fund. Effective as of the close of business on July 10, 2026, the Fund ceased operations in connection with the consummation of the Reorganization.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPDRX-626
JPMorgan Preferred and Income Securities Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class I Shares/Ticker: JSBSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$35	0.31%
How did the Fund Perform?
The Fund's Class I Shares returned 23.08% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	November 1, 2022	23.08%	18.75%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBSX-626
JPMorgan SmartRetirement® Blend 2065 Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R2 Shares/Ticker: JSBZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$90	0.81%
How did the Fund Perform?
The Fund's Class R2 Shares returned 22.46% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	November 1, 2022	22.46%	18.15%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBZX-626
JPMorgan SmartRetirement® Blend 2065 Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R3 Shares/Ticker: JSBPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$63	0.56%
How did the Fund Perform?
The Fund's Class R3 Shares returned 22.79% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	November 1, 2022	22.79%	18.46%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBPX-626
JPMorgan SmartRetirement® Blend 2065 Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R4 Shares/Ticker: JSBQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$35	0.32%
How did the Fund Perform?
The Fund's Class R4 Shares returned 23.07% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	November 1, 2022	23.07%	18.75%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBQX-626
JPMorgan SmartRetirement® Blend 2065 Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R5 Shares/Ticker: JSMDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$19	0.17%
How did the Fund Perform?
The Fund's Class R5 Shares returned 23.24% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	November 1, 2022	23.24%	18.93%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMDX-626
JPMorgan SmartRetirement® Blend 2065 Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2065 Fund

Class R6 Shares/Ticker: JSBYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$7	0.06%
How did the Fund Perform?
The Fund's Class R6 Shares returned 23.38% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement Blend 2065 Composite Benchmark returned 23.06% for the twelve months ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Manager selection was additive for the twelve months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan BetaBuilders International Equity ETF detracted from relative performance.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	November 1, 2022	23.38%	19.05%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement Blend 2065 Composite Benchmark		23.06	19.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2065 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$181,802
Total number of portfolio holdings	16
Portfolio turnover rate	22%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSBYX-626
JPMorgan SmartRetirement® Blend 2065 Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class A Shares/Ticker: JSMEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$48	0.44%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 18.58% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	November 1, 2022	13.25%	16.19%
JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge		18.58	17.66
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMEX-626
JPMorgan SmartRetirement® 2065 Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class C Shares/Ticker: JSMHX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$109	1.00%
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 17.93% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	November 1, 2022	16.93%	17.00%
JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge		17.93	17.00
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMHX-626
JPMorgan SmartRetirement® 2065 Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class I Shares/Ticker: JSMJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$27	0.25%
How did the Fund Perform?
The Fund's Class I Shares returned 18.81% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	November 1, 2022	18.81%	17.89%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMJX-626
JPMorgan SmartRetirement® 2065 Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R2 Shares/Ticker: JSMKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$82	0.75%
How did the Fund Perform?
The Fund's Class R2 Shares returned 18.22% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	November 1, 2022	18.22%	17.30%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMKX-626
JPMorgan SmartRetirement® 2065 Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R3 Shares/Ticker: JSMPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$55	0.50%
How did the Fund Perform?
The Fund's Class R3 Shares returned 18.55% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	November 1, 2022	18.55%	17.59%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMPX-626
JPMorgan SmartRetirement® 2065 Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund
Class R4 Shares/Ticker: JSMLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$27	0.25%
How did the Fund Perform?
The Fund's Class R4 Shares returned 18.83% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	November 1, 2022	18.83%	17.88%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMLX-626
JPMorgan SmartRetirement® 2065 Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R5 Shares/Ticker: JSMMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$11	0.10%
How did the Fund Perform?
The Fund's Class R5 Shares returned 18.99% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	November 1, 2022	18.99%	18.06%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMMX-626
JPMorgan SmartRetirement® 2065 Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2065 Fund

Class R6 Shares/Ticker: JSMOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%
How did the Fund Perform?
The Fund's Class R6 Shares returned 19.15% for the twelve months ended June 30, 2026. The MSCI ACWI Index (net total return) returned 21.34%, the S&P Target Date 2065+ Index (the "Index") returned 22.71% and the JPM SmartRetirement 2065 Composite Benchmark returned 22.71% for the twelve months ended June 30, 2026.
  Manager selection detracted for the twelve months ended June 30, 2026. The emerging markets equity platform and the JPMorgan Core Plus Bond Fund added value. Conversely, the U.S. large cap platform and the JPMorgan Value Advantage Fund detracted.
  Relative to the Index, holding more emerging markets equities was additive. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the twelve months ended June 30, 2026.
  Active asset allocation was additive for the twelve months ended June 30, 2026. Our global equity overweight was additive, as global equities performed well across the board.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	November 1, 2022	19.15%	18.18%
MSCI ACWI Index (net total return)		21.34	20.78
S&P Target Date 2065+ Index		22.71	19.22
JPM SmartRetirement 2065 Composite Benchmark		22.71	19.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement 2065 Composite Benchmark from November 1, 2022 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2065 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2065 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® 2065 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For performance commencing February 1, 2020 to January 31, 2023, the Russell Midcap Index represented the U.S. Mid Cap Equity component of the benchmark. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$176,516
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSMOX-626
JPMorgan SmartRetirement® 2065 Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2070 Fund

Class I Shares/Ticker: JAKDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class I Shares)	$11	0.32%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class I Shares returned 6.53% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class I Shares)	February 27, 2026	6.53%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2070 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAKDX-626
JPMorgan SmartRetirement® Blend 2070 Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2070 Fund

Class R2 Shares/Ticker: JAKEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R2 Shares)	$28	0.82%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R2 Shares returned 6.33% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R2 Shares)	February 27, 2026	6.33%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2070 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAKEX-626
JPMorgan SmartRetirement® Blend 2070 Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2070 Fund

Class R3 Shares/Ticker: JAKFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R3 Shares)	$20	0.57%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R3 Shares returned 6.40% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R3 Shares)	February 27, 2026	6.40%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2070 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAKFX-626
JPMorgan SmartRetirement® Blend 2070 Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® Blend 2070 Fund

Class R4 Shares/Ticker: JAKGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R4 Shares)	$11	0.32%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R4 Shares returned 6.53% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R4 Shares)	February 27, 2026	6.53%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2070 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAKGX-626
JPMorgan SmartRetirement® Blend 2070 Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SmartRetirement® Blend 2070 Fund
Class R5 Shares/Ticker: JAKHX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R5 Shares)	$6	0.17%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R5 Shares returned 6.60% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R5 Shares)	February 27, 2026	6.60%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2070 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAKHX-626
JPMorgan SmartRetirement® Blend 2070 Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SmartRetirement® Blend 2070 Fund
Class R6 Shares/Ticker: JAKJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R6 Shares)	$3	0.07%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.60% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement Blend 2070 Composite Benchmark returned 6.05% for the period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
  Manager selection detracted for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund added value. Conversely, the JPMorgan Emerging Markets Research Enhanced Equity Fund detracted.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® Blend 2070 Fund (Class R6 Shares)	February 27, 2026	6.60%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement Blend 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index and the JPM SmartRetirement Blend 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return), the S&P Target Date 2065+ Index, and the JPM SmartRetirement Blend 2070 Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement Blend 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg US Aggregate Index, Bloomberg US Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target allocation of the JPMorgan SmartRetirement® Blend 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information(collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P.Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Blend Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Blend Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trademark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Blend Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Blend Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$2,132
Total number of portfolio holdings	14
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAKJX-626
JPMorgan SmartRetirement® Blend 2070 Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2070 Fund

Class A Shares/Ticker: JAJKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class A Shares)	$15	0.44%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 5.33% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class A Shares)	February 27, 2026	0.57%
JPMorgan SmartRetirement® 2070 Fund (Class A Shares) - excluding sales charge		5.33
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index and the JPM SmartRetirement 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2070 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target of the JPMorgan SmartRetirement® 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAJKX-626
JPMorgan SmartRetirement® 2070 Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SmartRetirement® 2070 Fund
Class C Shares/Ticker: JAJSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class C Shares)	$34	1.00%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.13% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class C Shares)	February 27, 2026	4.13%
JPMorgan SmartRetirement® 2070 Fund (Class C Shares) - excluding sales charge		5.13
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index and the JPM SmartRetirement 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2070 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target of the JPMorgan SmartRetirement® 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAJSX-626
JPMorgan SmartRetirement® 2070 Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SmartRetirement® 2070 Fund
Class I Shares/Ticker: JAJTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class I Shares)	$8	0.25%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class I Shares returned 5.40% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class I Shares)	February 27, 2026	5.40%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index and the JPM SmartRetirement 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2070 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target of the JPMorgan SmartRetirement® 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAJTX-626
JPMorgan SmartRetirement® 2070 Fund - Class I
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2070 Fund

Class R2 Shares/Ticker: JAJUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R2 Shares)	$25	0.75%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R2 Shares returned 5.27% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R2 Shares)	February 27, 2026	5.27%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Fund, the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index and the JPM SmartRetirement 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2070 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target of the JPMorgan SmartRetirement® 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAJUX-626
JPMorgan SmartRetirement® 2070 Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SmartRetirement® 2070 Fund
Class R3 Shares/Ticker: JAJVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R3 Shares)	$17	0.50%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R3 Shares returned 5.33% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R3 Shares)	February 27, 2026	5.33%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index and the JPM SmartRetirement 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2070 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target of the JPMorgan SmartRetirement® 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAJVX-626
JPMorgan SmartRetirement® 2070 Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SmartRetirement® 2070 Fund
Class R4 Shares/Ticker: JAJYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R4 Shares)	$9	0.25%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R4 Shares returned 5.40% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R4 Shares)	February 27, 2026	5.40%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Fund, the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index and the JPM SmartRetirement 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2070 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target of the JPMorgan SmartRetirement® 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAJYX-626
JPMorgan SmartRetirement® 2070 Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan SmartRetirement® 2070 Fund

Class R5 Shares/Ticker: JAJZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R5 Shares)	$3	0.10%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R5 Shares returned 5.47% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R5 Shares)	February 27, 2026	5.47%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index and the JPM SmartRetirement 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2070 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target of the JPMorgan SmartRetirement® 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAJZX-626
JPMorgan SmartRetirement® 2070 Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan SmartRetirement® 2070 Fund
Class R6 Shares/Ticker: JAKBX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2070 Fund (the "Fund") for the period of February 27, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2070 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.
How did the Fund Perform?
The Fund's Class R6 Shares returned 5.47% for the period since inception, February 27, 2026, to June 30, 2026. The MSCI ACWI Index (net total return) returned 6.43%, the S&P Target Date 2065+ Index (the "Index") returned 6.07% and the JPM SmartRetirement 2070 Composite Benchmark returned 6.05% for the same period ended June 30, 2026.
  Relative to the Index, holding more emerging markets equities was additive for the four months ended June 30, 2026. Conversely, holding more fixed income relative to the Index detracted, as equities broadly outperformed fixed income for the four months ended June 30, 2026.
  Manager selection detracted from relative performance for the four months ended June 30, 2026. The JPMorgan Core Plus Bond Fund and the JPMorgan Emerging Markets Equity Fund added value. Conversely, the JPMorgan Global Select Equity ETF and the JPMorgan Value Advantage Fund detracted.
  Active asset allocation was additive for the four months ended June 30, 2026. A global equity overweight, initiated at the end of the first quarter to benefit from attractive valuations and a strong fundamental picture, was additive, as global equities performed well.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan SmartRetirement® 2070 Fund (Class R6 Shares)	February 27, 2026	5.47%
MSCI ACWI Index (net total return)		6.43
S&P Target Date 2065+ Index		6.07
JPM SmartRetirement 2070 Composite Benchmark		6.05
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index and the JPM SmartRetirement 2070 Composite Benchmark from February 27, 2026 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) , the S&P Target Date 2065+ Index, and the JPM SmartRetirement 2070 Composite Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the broad based securities market index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P Target Date 2065+ Index is comprised of underlying indices of securities. The JPM SmartRetirement 2070 Composite Benchmark is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, S&P 400 Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net total return), MSCI Emerging Markets Index (net total return), Bloomberg U.S. Aggregate Index, Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, ICE BofA US High Yield Constrained Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the target of the JPMorgan SmartRetirement® 2070 Fund and are adjusted over time to correspond to changes in target allocation of the Fund. Investors cannot directly invest in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P Target Date 2065+ Index, S&P 500 Index and S&P 400 Index (“Indexes”) are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
The JPMorgan SmartRetirement Funds have been developed solely by JPMIM. The JPMorgan SmartRetirement Funds are not in any way connected to or sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) or Nareit. All rights in the FTSE 3-Month Treasury Bill Index (the “Index”) vest in FTSE and Nareit. "FTSE®" is a trade mark of the LSE Group and is used by FTSE International Limited ("FTSE") under licence. "NAREIT®" is a trade mark of the Nareit. The Index is calculated by FTSE. Neither FTSE, nor the LSE Group, nor Nareit accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the JPMorgan SmartRetirement Funds. FTSE, the LSE Group, and Nareit make no claim, prediction, warranty or representation either as to the results to be obtained from the JPMorgan SmartRetirement Funds or the suitability of the Index for the purpose to which it is being put by JPMIM.

KEY FUND STATISTICS
Fund net assets (000's)	$3,089
Total number of portfolio holdings	23
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAKBX-626
JPMorgan SmartRetirement® 2070 Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Shaun Real, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2026 – $350,621

2025 – $307,249

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2026 – $49,424

2025 – $43,221

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2026 – $112,476

2025 – $90,246

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2026 and 2025, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2026 – Not applicable

2025 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2026 – 0.0%

2025 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2025 - $40.7 million

2024 - $40.6 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan SmartRetirement® Funds
June 30, 2026
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
JPMorgan SmartRetirement® 2065 Fund
JPMorgan SmartRetirement® 2070 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 77.4%
Fixed Income — 52.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	57,786	594,615
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	27,434	198,347
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,928	32,970
JPMorgan High Yield Fund Class R6 Shares (a)	19,868	129,738
Total Fixed Income		955,670
International Equity — 5.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	249	13,822
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	770	20,491
JPMorgan International Equity Fund Class R6 Shares (a)	2,338	56,473
Total International Equity		90,786
U.S. Equity — 20.1%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	278	14,353
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	246	7,065
JPMorgan Small Cap Value Fund Class R6 Shares (a)	206	7,158
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,987	168,881
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,287	169,256
Total U.S. Equity		366,713
Total Investment Companies (Cost $1,165,939)		1,413,169
Exchange-Traded Funds — 20.2%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33	3,587
JPMorgan Realty Income ETF (a)	208	10,830
Total Alternative Assets		14,417
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,900	90,909
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	538	34,354
JPMorgan Global Select Equity ETF (a)	1,035	73,743
JPMorgan International Research Enhanced Equity ETF (a)	1,272	104,954
Total International Equity		213,051
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	404	51,418
Total Exchange-Traded Funds (Cost $252,141)		369,795
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $35,853)	35,853	35,853
Total Investments — 99.6% (Cost $1,453,933)		1,818,817
Other Assets in Excess of Liabilities — 0.4%		7,567
NET ASSETS — 100.0%		1,826,384

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	1

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 77.8%
Fixed Income — 52.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	60,308	620,566
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	28,631	207,003
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,124	34,278
JPMorgan High Yield Fund Class R6 Shares (a)	20,735	135,401
Total Fixed Income		997,248
International Equity — 5.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	259	14,426
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	804	21,385
JPMorgan International Equity Fund Class R6 Shares (a)	2,441	58,938
Total International Equity		94,749
U.S. Equity — 20.2%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	291	15,005
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	257	7,387
JPMorgan Small Cap Value Fund Class R6 Shares (a)	215	7,483
JPMorgan U.S. Equity Fund Class R6 Shares (a)	6,249	176,287
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,430	176,610
Total U.S. Equity		382,772
Total Investment Companies (Cost $1,243,553)		1,474,769
Exchange-Traded Funds — 20.4%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	35	3,744
JPMorgan Realty Income ETF (a)	216	11,303
Total Alternative Assets		15,047
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,983	94,877
International Equity — 11.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	559	35,686
JPMorgan Global Select Equity ETF (a)	1,080	76,961
JPMorgan International Research Enhanced Equity ETF (a)	1,328	109,536
Total International Equity		222,183
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 2.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	422	53,663
Total Exchange-Traded Funds (Cost $261,990)		385,770
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $36,608)	36,608	36,608
Total Investments — 100.1% (Cost $1,542,151)		1,897,147
Liabilities in Excess of Other Assets — (0.1)%		(1,860)
NET ASSETS — 100.0%		1,895,287

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 76.6%
Fixed Income — 43.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	94,703	974,499
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	44,961	325,064
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,271	48,642
JPMorgan High Yield Fund Class R6 Shares (a)	30,119	196,676
Total Fixed Income		1,544,881
International Equity — 6.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	166	9,233
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,044	54,370
JPMorgan International Equity Fund Class R6 Shares (a)	6,202	149,782
Total International Equity		213,385
U.S. Equity — 27.3%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	738	38,043
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	655	18,789
JPMorgan Small Cap Value Fund Class R6 Shares (a)	543	18,906
JPMorgan U.S. Equity Fund Class R6 Shares (a)	15,889	448,240
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	8,724	449,217
Total U.S. Equity		973,195
Total Investment Companies (Cost $2,168,906)		2,731,461
Exchange-Traded Funds — 22.2%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	90	9,586
JPMorgan Realty Income ETF (a)	544	28,398
Total Alternative Assets		37,984
Fixed Income — 2.2%
JPMorgan Inflation Managed Bond ETF (a)	1,672	80,010
International Equity — 15.1%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	998	63,772
JPMorgan Global Select Equity ETF (a)	2,746	195,544
JPMorgan International Research Enhanced Equity ETF (a)	3,375	278,403
Total International Equity		537,719
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,068	135,771
Total Exchange-Traded Funds (Cost $506,404)		791,484
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $3,633)	3,623	3,625
	SHARES (000)
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $20,002)	20,002	20,002
Total Investments — 99.5% (Cost $2,698,945)		3,546,572
Other Assets in Excess of Liabilities — 0.5%		17,655
NET ASSETS — 100.0%		3,564,227

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	3

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	616	09/18/2026	USD	54,137	952

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.0%
Fixed Income — 32.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	46,027	473,614
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	65,406	472,885
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,972	33,264
JPMorgan High Yield Fund Class R6 Shares (a)	21,628	141,231
Total Fixed Income		1,120,994
International Equity — 7.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	308	17,151
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,434	64,733
JPMorgan International Equity Fund Class R6 Shares (a)	7,365	177,861
Total International Equity		259,745
U.S. Equity — 34.6%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	3,056	143,866
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	686	35,357
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	620	17,805
JPMorgan Small Cap Value Fund Class R6 Shares (a)	506	17,610
JPMorgan U.S. Equity Fund Class R6 Shares (a)	14,639	412,976
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	8,035	413,714
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,473	139,897
Total U.S. Equity		1,181,225
Total Investment Companies (Cost $1,867,488)		2,561,964
Exchange-Traded Funds — 23.9%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	105	11,284
JPMorgan Realty Income ETF (a)	642	33,482
Total Alternative Assets		44,766
International Equity — 18.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,278	81,629
JPMorgan Global Select Equity ETF (a)	3,251	231,499
JPMorgan International Research Enhanced Equity ETF (a)	4,007	330,554
Total International Equity		643,682
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,020	129,749
Total Exchange-Traded Funds (Cost $522,564)		818,197
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $4,107)	4,096	4,099
	SHARES (000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $40,175)	40,175	40,175
Total Investments — 100.2% (Cost $2,434,334)		3,424,435
Liabilities in Excess of Other Assets — (0.2)%		(7,357)
NET ASSETS — 100.0%		3,417,078

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	5

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	155	09/18/2026	USD	8,749	(91)
MSCI Emerging Markets Index	593	09/18/2026	USD	52,116	910
					819

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 72.2%
Fixed Income — 22.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	16,409	168,853
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	70,113	506,915
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,733	24,972
JPMorgan High Yield Fund Class R6 Shares (a)	16,576	108,238
Total Fixed Income		808,978
International Equity — 8.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	464	25,824
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,021	80,350
JPMorgan International Equity Fund Class R6 Shares (a)	9,130	220,496
Total International Equity		326,670
U.S. Equity — 41.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,509	353,511
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	659	33,963
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	596	17,117
JPMorgan Small Cap Value Fund Class R6 Shares (a)	486	16,905
JPMorgan U.S. Equity Fund Class R6 Shares (a)	12,953	365,418
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,112	366,199
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,613	346,938
Total U.S. Equity		1,500,051
Total Investment Companies (Cost $1,582,559)		2,635,699
Exchange-Traded Funds — 26.9%
Alternative Assets — 1.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	132	14,219
JPMorgan Realty Income ETF (a)	810	42,264
Total Alternative Assets		56,483
International Equity — 22.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,659	106,005
JPMorgan Global Select Equity ETF (a)	4,030	287,021
JPMorgan International Research Enhanced Equity ETF (a)	4,968	409,794
Total International Equity		802,820
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	970	123,281
Total Exchange-Traded Funds (Cost $621,926)		982,584
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $4,395)	4,383	4,386
	SHARES (000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $37,370)	37,370	37,370
Total Investments — 100.2% (Cost $2,246,250)		3,660,039
Liabilities in Excess of Other Assets — (0.2)%		(6,840)
NET ASSETS — 100.0%		3,653,199

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	7

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	165	09/18/2026	USD	9,313	(97)
MSCI Emerging Markets Index	631	09/18/2026	USD	55,455	975
					878

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 69.3%
Fixed Income — 14.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	8,211	84,493
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,084	253,655
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,841	12,320
JPMorgan High Yield Fund Class R6 Shares (a)	9,175	59,911
Total Fixed Income		410,379
International Equity — 9.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	439	24,440
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,610	69,420
JPMorgan International Equity Fund Class R6 Shares (a)	7,917	191,183
Total International Equity		285,043
U.S. Equity — 45.2%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	6,515	306,703
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	570	29,414
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	516	14,810
JPMorgan Small Cap Value Fund Class R6 Shares (a)	420	14,626
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,279	318,188
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,192	318,830
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,473	301,023
Total U.S. Equity		1,303,594
Total Investment Companies (Cost $1,181,881)		1,999,016
Exchange-Traded Funds — 29.6%
Alternative Assets — 1.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	114	12,207
JPMorgan Realty Income ETF (a)	695	36,259
Total Alternative Assets		48,466
International Equity — 24.2%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,467	93,718
JPMorgan Global Select Equity ETF (a)	3,497	249,042
JPMorgan International Research Enhanced Equity ETF (a)	4,307	355,315
Total International Equity		698,075
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	841	106,934
Total Exchange-Traded Funds (Cost $545,647)		853,475
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $3,480)	3,470	3,472
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $35,700)	35,700	35,700
Total Investments — 100.3% (Cost $1,766,708)		2,891,663
Liabilities in Excess of Other Assets — (0.3)%		(7,259)
NET ASSETS — 100.0%		2,884,404

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	9

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	127	09/18/2026	USD	7,169	(75)
MSCI Emerging Markets Index	500	09/18/2026	USD	43,943	767
					692

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.0%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,351	44,771
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	18,591	134,410
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,078	7,216
JPMorgan High Yield Fund Class R6 Shares (a)	6,076	39,678
Total Fixed Income		226,075
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	492	27,348
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,752	73,196
JPMorgan International Equity Fund Class R6 Shares (a)	8,362	201,947
Total International Equity		302,491
U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	6,881	323,940
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	601	31,013
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	538	15,463
JPMorgan Small Cap Value Fund Class R6 Shares (a)	439	15,277
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,913	336,057
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,542	336,837
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,894	317,983
Total U.S. Equity		1,376,570
Total Investment Companies (Cost $1,071,098)		1,905,136
Exchange-Traded Funds — 31.8%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	121	12,956
JPMorgan Realty Income ETF (a)	740	38,598
Total Alternative Assets		51,554
International Equity — 26.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,574	100,545
JPMorgan Global Select Equity ETF (a)	3,693	263,059
JPMorgan International Research Enhanced Equity ETF (a)	4,550	375,314
Total International Equity		738,918
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	890	113,181
Total Exchange-Traded Funds (Cost $582,793)		903,653
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $4,807)	4,796	4,799
	SHARES (000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $35,032)	35,032	35,032
Total Investments — 100.2% (Cost $1,693,730)		2,848,620
Liabilities in Excess of Other Assets — (0.2)%		(5,889)
NET ASSETS — 100.0%		2,842,731

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	11

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	505	09/18/2026	USD	28,505	(298)
MSCI Emerging Markets Index	492	09/18/2026	USD	43,239	754
					456

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.0%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,966	30,515
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,671	91,609
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	733	4,905
JPMorgan High Yield Fund Class R6 Shares (a)	4,141	27,043
Total Fixed Income		154,072
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	336	18,646
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,876	49,906
JPMorgan International Equity Fund Class R6 Shares (a)	5,699	137,637
Total International Equity		206,189
U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,689	220,774
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	407	20,963
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	367	10,549
JPMorgan Small Cap Value Fund Class R6 Shares (a)	299	10,419
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,118	229,006
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,457	229,470
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,380	216,708
Total U.S. Equity		937,889
Total Investment Companies (Cost $797,851)		1,298,150
Exchange-Traded Funds — 31.8%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	82	8,838
JPMorgan Realty Income ETF (a)	504	26,307
Total Alternative Assets		35,145
International Equity — 26.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,073	68,527
JPMorgan Global Select Equity ETF (a)	2,517	179,290
JPMorgan International Research Enhanced Equity ETF (a)	3,101	255,806
Total International Equity		503,623
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	607	77,139
Total Exchange-Traded Funds (Cost $398,323)		615,907
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $3,817)	3,808	3,810
	SHARES (000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $30,319)	30,319	30,319
Total Investments — 100.5% (Cost $1,230,310)		1,948,186
Liabilities in Excess of Other Assets — (0.5)%		(10,021)
NET ASSETS — 100.0%		1,938,165

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	13

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	434	09/18/2026	USD	24,497	(256)
MSCI Emerging Markets Index	335	09/18/2026	USD	29,441	513
					257

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.1%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,410	14,513
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,026	43,569
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	347	2,324
JPMorgan High Yield Fund Class R6 Shares (a)	1,970	12,861
Total Fixed Income		73,267
International Equity — 10.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	159	8,853
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	894	23,786
JPMorgan International Equity Fund Class R6 Shares (a)	2,711	65,457
Total International Equity		98,096
U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	2,229	104,968
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	195	10,039
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	174	5,006
JPMorgan Small Cap Value Fund Class R6 Shares (a)	142	4,952
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,861	108,921
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,120	109,141
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,559	103,064
Total U.S. Equity		446,091
Total Investment Companies (Cost $441,926)		617,454
Exchange-Traded Funds — 31.8%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39	4,194
JPMorgan Realty Income ETF (a)	240	12,512
Total Alternative Assets		16,706
International Equity — 26.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	510	32,590
JPMorgan Global Select Equity ETF (a)	1,197	85,268
JPMorgan International Research Enhanced Equity ETF (a)	1,475	121,662
Total International Equity		239,520
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	289	36,686
Total Exchange-Traded Funds (Cost $196,036)		292,912
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $1,948)	1,943	1,944
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $15,799)	15,799	15,799
Total Investments — 100.8% (Cost $655,709)		928,109
Liabilities in Excess of Other Assets — (0.8)%		(7,113)
NET ASSETS — 100.0%		920,996

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	15

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	247	09/18/2026	USD	13,942	(146)
MSCI Emerging Markets Index	159	09/18/2026	USD	13,974	243
					97

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.9%
Fixed Income — 7.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	270	2,776
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,152	8,334
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	67	448
JPMorgan High Yield Fund Class R6 Shares (a)	377	2,461
Total Fixed Income		14,019
International Equity — 10.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	31	1,693
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	172	4,578
JPMorgan International Equity Fund Class R6 Shares (a)	518	12,519
Total International Equity		18,790
U.S. Equity — 48.3%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	427	20,080
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	37	1,913
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	33	961
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27	954
JPMorgan U.S. Equity Fund Class R6 Shares (a)	739	20,833
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	406	20,880
JPMorgan Value Advantage Fund Class R6 Shares (a)	489	19,713
Total U.S. Equity		85,334
Total Investment Companies (Cost $104,940)		118,143
Exchange-Traded Funds — 31.7%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8	799
JPMorgan Realty Income ETF (a)	46	2,392
Total Alternative Assets		3,191
International Equity — 25.9%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	98	6,233
JPMorgan Global Select Equity ETF (a)	229	16,309
JPMorgan International Research Enhanced Equity ETF (a)	282	23,270
Total International Equity		45,812
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	55	7,017
Total Exchange-Traded Funds (Cost $46,493)		56,020
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $465)	464	464
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $3,203)	3,203	3,203
Total Investments — 100.7% (Cost $155,101)		177,830
Liabilities in Excess of Other Assets — (0.7)%		(1,314)
NET ASSETS — 100.0%		176,516

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	17

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	55	09/18/2026	USD	3,104	(31)
MSCI Emerging Markets Index	30	09/18/2026	USD	2,637	44
					13

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2070 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.1%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	5	49
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	20	148
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1	8
JPMorgan High Yield Fund Class R6 Shares (a)	7	44
Total Fixed Income		249
International Equity — 11.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1	54
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3	81
JPMorgan International Equity Fund Class R6 Shares (a)	9	222
Total International Equity		357
U.S. Equity — 47.5%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7	357
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1	34
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1	17
JPMorgan Small Cap Value Fund Class R6 Shares (a)	—	17
JPMorgan U.S. Equity Fund Class R6 Shares (a)	12	345
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7	346
JPMorgan Value Advantage Fund Class R6 Shares (a)	9	350
Total U.S. Equity		1,466
Total Investment Companies (Cost $1,996)		2,072
Exchange-Traded Funds — 33.0%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	—	14
JPMorgan Realty Income ETF (a)	1	43
Total Alternative Assets		57
International Equity — 27.1%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2	135
JPMorgan Global Select Equity ETF (a)	4	290
JPMorgan International Research Enhanced Equity ETF (a)	5	413
Total International Equity		838
U.S. Equity — 4.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	2	125
Total Exchange-Traded Funds (Cost $1,001)		1,020
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $9)	9	9
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $40)	40	40
Total Investments — 101.7% (Cost $3,046)		3,141
Liabilities in Excess of Other Assets — (1.7)%		(52)
NET ASSETS — 100.0%		3,089

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	19

JPMorgan SmartRetirement® 2070 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	3	09/18/2026	USD	113	— (a)

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan SmartRetirement® Funds	June 30, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
ASSETS:
Investments in non-affiliates, at value	$—	$—	$3,625	$4,099
Investments in affiliates, at value	1,818,817	1,897,147	3,542,947	3,420,336
Receivables:
Investment securities sold	16,193	18,149	41,657	265,750
Fund shares sold	867	494	1,102	2,142
Interest from non-affiliates	—	—	62	70
Dividends from affiliates	97	104	83	109
Securities lending income	—	—	— (a)	—
Variation margin on futures contracts	—	—	789	841
Due from adviser	39	26	39	36
Total Assets	1,836,013	1,915,920	3,590,304	3,693,383
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)	— (a)	— (a)
Investment securities purchased	6,749	7,245	12,163	259,454
Fund shares redeemed	2,537	13,075	13,352	16,313
Accrued liabilities:
Distribution fees	148	122	204	209
Service fees	90	116	243	218
Custodian and accounting fees	14	17	28	28
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—	— (a)
Other	91	58	87	83
Total Liabilities	9,629	20,633	26,077	276,305
Net Assets	$1,826,384	$1,895,287	$3,564,227	$3,417,078

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	21

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
NET ASSETS:
Paid-in-Capital	$1,425,735	$1,460,210	$2,528,643	$2,034,059
Total distributable earnings (loss)	400,649	435,077	1,035,584	1,383,019
Total Net Assets	$1,826,384	$1,895,287	$3,564,227	$3,417,078
Net Assets:
Class A	$496,329	$381,778	$603,224	$625,442
Class C	4,453	5,273	7,259	6,681
Class I	112,215	88,647	205,254	137,292
Class R2	99,873	89,441	176,194	177,158
Class R3	8,412	12,357	15,862	25,284
Class R4	14,343	2,494	41,860	5,168
Class R5	391,113	394,839	909,943	769,510
Class R6	699,646	920,458	1,604,631	1,670,543
Total	$1,826,384	$1,895,287	$3,564,227	$3,417,078
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	28,916	20,919	28,832	27,296
Class C	261	290	353	296
Class I	6,514	4,833	9,761	5,934
Class R2	5,854	4,940	8,494	7,795
Class R3	491	681	758	1,111
Class R4	835	137	2,000	223
Class R5	22,632	21,506	43,069	33,211
Class R6	40,491	50,124	75,969	72,069
Net Asset Value (a):
Class A — Redemption price per share	$17.16	$18.25	$20.92	$22.91
Class C — Offering price per share (b)	17.11	18.19	20.60	22.51
Class I — Offering and redemption price per share	17.23	18.34	21.03	23.14
Class R2 — Offering and redemption price per share	17.06	18.11	20.74	22.73
Class R3 — Offering and redemption price per share	17.11	18.14	20.91	22.75
Class R4 — Offering and redemption price per share	17.21	18.30	20.93	23.15
Class R5 — Offering and redemption price per share	17.28	18.36	21.13	23.17
Class R6 — Offering and redemption price per share	17.28	18.36	21.12	23.18
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$17.97	$19.11	$21.91	$23.99
Cost of investments in non-affiliates	$—	$—	$3,633	$4,107
Cost of investments in affiliates	1,453,933	1,542,151	2,695,312	2,430,227

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
ASSETS:
Investments in non-affiliates, at value	$4,386	$3,472	$4,799	$3,810
Investments in affiliates, at value	3,655,653	2,888,191	2,843,821	1,944,376
Receivables:
Investment securities sold	36,882	25,562	21,532	17,035
Fund shares sold	2,072	2,343	3,091	1,763
Interest from non-affiliates	75	60	83	66
Dividends from affiliates	120	104	91	79
Variation margin on futures contracts	900	710	921	682
Due from adviser	37	36	33	30
Total Assets	3,700,125	2,920,478	2,874,371	1,967,841
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)	— (a)	— (a)
Investment securities purchased	24,343	21,949	19,469	22,461
Fund shares redeemed	22,050	13,668	11,732	6,916
Accrued liabilities:
Distribution fees	199	177	157	118
Service fees	249	185	197	130
Custodian and accounting fees	28	23	21	16
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	—	— (a)
Other	57	72	64	35
Total Liabilities	46,926	36,074	31,640	29,676
Net Assets	$3,653,199	$2,884,404	$2,842,731	$1,938,165

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	23

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
NET ASSETS:
Paid-in-Capital	$1,923,557	$1,490,698	$1,475,631	$1,111,386
Total distributable earnings (loss)	1,729,642	1,393,706	1,367,100	826,779
Total Net Assets	$3,653,199	$2,884,404	$2,842,731	$1,938,165
Net Assets:
Class A	$605,250	$531,150	$451,688	$308,781
Class C	11,176	6,391	8,013	5,688
Class I	203,646	104,532	161,975	68,142
Class R2	160,205	150,025	141,766	121,473
Class R3	15,128	18,005	16,183	9,078
Class R4	55,434	4,062	16,700	1,917
Class R5	982,152	671,750	798,752	549,898
Class R6	1,620,208	1,398,489	1,247,654	873,188
Total	$3,653,199	$2,884,404	$2,842,731	$1,938,165
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	23,682	20,190	16,380	9,213
Class C	452	250	300	173
Class I	7,918	3,942	5,828	2,023
Class R2	6,354	5,780	5,213	3,659
Class R3	592	689	590	272
Class R4	2,167	153	603	57
Class R5	37,998	25,263	28,635	16,288
Class R6	62,685	52,592	44,687	25,837
Net Asset Value (a):
Class A — Redemption price per share	$25.56	$26.31	$27.58	$33.52
Class C — Offering price per share (b)	24.70	25.55	26.74	32.83
Class I — Offering and redemption price per share	25.72	26.52	27.80	33.69
Class R2 — Offering and redemption price per share	25.22	25.95	27.19	33.20
Class R3 — Offering and redemption price per share	25.57	26.15	27.44	33.39
Class R4 — Offering and redemption price per share	25.58	26.45	27.70	33.71
Class R5 — Offering and redemption price per share	25.85	26.59	27.89	33.76
Class R6 — Offering and redemption price per share	25.85	26.59	27.92	33.80
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$26.76	$27.55	$28.88	$35.10
Cost of investments in non-affiliates	$4,395	$3,480	$4,807	$3,817
Cost of investments in affiliates	2,241,855	1,763,228	1,688,923	1,226,493

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund	JPMorgan SmartRetirement® 2070 Fund
ASSETS:
Investments in non-affiliates, at value	$1,944	$464	$134
Investments in affiliates, at value	926,165	177,366	3,007
Cash	—	— (a)	—
Deferred offering costs (See Note 2.G.)	—	—	128
Receivables:
Investment securities sold	6,615	1,268	16
Fund shares sold	969	406	—
Interest from non-affiliates	34	9	— (a)
Dividends from affiliates	40	8	— (a)
Variation margin on futures contracts	344	67	1
Due from adviser	31	17	20
Total Assets	936,142	179,605	3,306
LIABILITIES:
Payables:
Due to custodian	— (a)	—	— (a)
Investment securities purchased	10,796	2,324	26
Fund shares redeemed	4,236	729	—
Accrued liabilities:
Distribution fees	29	3	— (a)
Service fees	49	5	— (a)
Custodian and accounting fees	8	8	2
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Offering costs (See Note 2.G.)	—	—	170
Other	28	20	19
Total Liabilities	15,146	3,089	217
Net Assets	$920,996	$176,516	$3,089

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	25

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund	JPMorgan SmartRetirement® 2070 Fund
NET ASSETS:
Paid-in-Capital	$616,824	$147,964	$2,980
Total distributable earnings (loss)	304,172	28,552	109
Total Net Assets	$920,996	$176,516	$3,089
Net Assets:
Class A	$83,540	$13,895	$111
Class C	3,835	367	26
Class I	55,846	2,975	21
Class R2	20,734	758	24
Class R3	7,987	68	21
Class R4	8,915	25	903
Class R5	236,175	33,862	21
Class R6	503,964	124,566	1,962
Total	$920,996	$176,516	$3,089
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,949	552	7
Class C	138	15	2
Class I	1,963	118	1
Class R2	739	30	2
Class R3	282	3	1
Class R4	314	2	57
Class R5	8,299	1,339	1
Class R6	17,658	4,919	124
Net Asset Value (a):
Class A — Redemption price per share	$28.33	$25.15	$15.80
Class C — Offering price per share (b)	27.83	25.00	15.77
Class I — Offering and redemption price per share	28.43	25.21	15.81
Class R2 — Offering and redemption price per share	28.06	25.09	15.78
Class R3 — Offering and redemption price per share	28.34	25.67	15.80
Class R4 — Offering and redemption price per share	28.35	25.28	15.81
Class R5 — Offering and redemption price per share	28.46	25.28	15.82
Class R6 — Offering and redemption price per share	28.54	25.32	15.82
Class A maximum sales charge	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$29.66	$26.34	$16.54
Cost of investments in non-affiliates	$1,948	$465	$128
Cost of investments in affiliates	653,761	154,636	2,918

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan SmartRetirement® Funds	June 30, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12	$9	$143	$142
Interest income from affiliates	—	—	— (a)	— (a)
Dividend income from affiliates	67,954	75,487	118,649	105,186
Income from securities lending (net)	18	1	13	3
Total investment income	67,984	75,497	118,805	105,331
EXPENSES:
Distribution fees:
Class A	1,313	1,069	1,621	1,592
Class C	38	48	60	50
Class R2	519	458	866	852
Class R3	21	32	46	63
Service fees:
Class A	1,313	1,069	1,621	1,592
Class C	13	16	20	17
Class I	287	228	514	337
Class R2	259	229	433	426
Class R3	21	32	46	63
Class R4	36	7	102	12
Class R5	421	450	937	761
Custodian and accounting fees	59	62	104	103
Interest expense to affiliates	—	—	— (a)	— (a)
Professional fees	41	73	72	71
Trustees’ and Chief Compliance Officer’s fees	29	29	33	32
Printing and mailing costs	58	33	41	41
Registration and filing fees	135	104	178	158
Transfer agency fees (See Note 2.I.)	185	104	133	124
Other	31	31	58	55
Total expenses	4,779	4,074	6,885	6,349
Less fees waived	(978)	(341)	(497)	(480)
Less expense reimbursements	(372)	(333)	(479)	(455)
Net expenses	3,429	3,400	5,909	5,414
Net investment income (loss)	64,555	72,097	112,896	99,917

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	27

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$—	$—	$1	$2
Investments in affiliates	88,843	149,333	225,288	339,315
Futures contracts	—	—	23,815	23,535
Net realized gain (loss)	88,843	149,333	249,104	362,852
Distribution of capital gains received from investment company affiliates	23,607	29,561	68,502	120,309
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	—	—	(6)	(7)
Investments in affiliates	29,860	(9,829)	69,451	(47,940)
Futures contracts	—	—	(1,496)	(1,529)
Change in net unrealized appreciation/depreciation	29,860	(9,829)	67,949	(49,476)
Net realized/unrealized gains (losses)	142,310	169,065	385,555	433,685
Change in net assets resulting from operations	$206,865	$241,162	$498,451	$533,602
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$150	$118	$119	$88
Interest income from affiliates	— (a)	— (a)	—	—
Dividend income from affiliates	95,819	68,066	58,217	39,267
Income from securities lending (net)	9	— (a)	— (a)	30
Total investment income	95,978	68,184	58,336	39,385
EXPENSES:
Distribution fees:
Class A	1,550	1,332	1,136	773
Class C	83	46	60	42
Class R2	779	715	665	568
Class R3	43	45	42	23
Service fees:
Class A	1,550	1,332	1,136	773
Class C	28	15	20	14
Class I	495	271	393	161
Class R2	389	357	333	284
Class R3	43	45	42	23
Class R4	132	10	35	4
Class R5	960	646	752	513
Custodian and accounting fees	106	86	80	57
Interest expense to affiliates	— (a)	1	— (a)	— (a)
Professional fees	72	68	67	63
Trustees’ and Chief Compliance Officer’s fees	33	31	31	29
Printing and mailing costs	43	42	44	42
Registration and filing fees	153	150	138	131
Transfer agency fees (See Note 2.I.)	129	106	95	63
Other	57	48	44	37
Total expenses	6,645	5,346	5,113	3,600
Less fees waived	(476)	(402)	(345)	(229)
Less expense reimbursements	(457)	(420)	(400)	(353)
Net expenses	5,712	4,524	4,368	3,018
Net investment income (loss)	90,266	63,660	53,968	36,367

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	29

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1	$1	$1	$1
Investments in affiliates	232,983	180,005	117,982	52,082
Futures contracts	24,523	19,401	20,898	14,321
Net realized gain (loss)	257,507	199,407	138,881	66,404
Distribution of capital gains received from investment company affiliates	142,873	125,199	122,629	82,558
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(7)	(7)	(7)	(7)
Investments in affiliates	122,941	127,289	196,784	160,815
Futures contracts	(1,519)	(1,203)	(1,285)	(900)
Change in net unrealized appreciation/depreciation	121,415	126,079	195,492	159,908
Net realized/unrealized gains (losses)	521,795	450,685	457,002	308,870
Change in net assets resulting from operations	$612,061	$514,345	$510,970	$345,237
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund	JPMorgan SmartRetirement® 2070 Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$49	$9	$— (b)
Dividend income from non-affiliates	—	31	1
Dividend income from affiliates	18,325	2,382	6
Income from securities lending (net)	—	12	—
Total investment income	18,374	2,434	7
EXPENSES:
Distribution fees:
Class A	209	29	— (b)
Class C	27	2	— (b)
Class R2	90	2	— (b)
Class R3	19	1	— (b)
Service fees:
Class A	209	29	— (b)
Class C	9	1	— (b)
Class I	120	5	— (b)
Class R2	45	1	— (b)
Class R3	19	1	— (b)
Class R4	22	— (b)	— (b)
Class R5	217	26	— (b)
Custodian and accounting fees	31	26	3
Interest expense to affiliates	— (b)	— (b)	—
Professional fees	59	35	30
Trustees’ and Chief Compliance Officer’s fees	27	25	6
Printing and mailing costs	41	35	4
Registration and filing fees	96	124	2
Transfer agency fees (See Note 2.I.)	39	12	1
Offering costs (See Note 2.G.)	—	—	57
Other	26	19	9
Total expenses	1,305	373	112
Less fees waived	(73)	(12)	— (b)
Less expense reimbursements	(273)	(272)	(112)
Net expenses	959	89	— (b)
Net investment income (loss)	17,415	2,345	7

(a)
Commencement of operations was February 27, 2026.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	31

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund	JPMorgan SmartRetirement® 2070 Fund (a)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1	$852	$—
Investments in affiliates	14,032	(204)	4
Futures contracts	6,890	1,065	3
Foreign currency transactions	— (b)	— (b)	—
Net realized gain (loss)	20,923	1,713	7
Distribution of capital gains received from investment company affiliates	38,451	4,753	—
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(4)	(187)	6
Investments in affiliates	83,920	14,750	89
Futures contracts	(420)	(44)	— (b)
Foreign currency translations	— (b)	—	—
Change in net unrealized appreciation/depreciation	83,496	14,519	95
Net realized/unrealized gains (losses)	142,870	20,985	102
Change in net assets resulting from operations	$160,285	$23,330	$109

(a)
Commencement of operations was February 27, 2026.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan SmartRetirement® Funds	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$64,555	$41,414	$72,097	$82,237
Net realized gain (loss)	88,843	15,147	149,333	41,461
Distributions of capital gains received from investment company affiliates	23,607	10,829	29,561	31,456
Change in net unrealized appreciation/depreciation	29,860	84,450	(9,829)	85,920
Change in net assets resulting from operations	206,865	151,840	241,162	241,074
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(23,711)	(10,815)	(28,854)	(21,096)
Class C	(209)	(72)	(378)	(345)
Class I	(5,347)	(1,995)	(6,276)	(4,141)
Class R2	(4,528)	(1,413)	(5,933)	(4,031)
Class R3	(355)	(131)	(804)	(588)
Class R4	(676)	(89)	(178)	(118)
Class R5	(20,206)	(8,798)	(32,423)	(25,677)
Class R6	(42,403)	(14,463)	(95,830)	(64,686)
Total distributions to shareholders	(97,435)	(37,776)	(170,676)	(120,682)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(412,559)	959,080	(704,658)	(329,000)
NET ASSETS:
Change in net assets	(303,129)	1,073,144	(634,172)	(208,608)
Beginning of period	2,129,513	1,056,369	2,529,459	2,738,067
End of period	$1,826,384	$2,129,513	$1,895,287	$2,529,459
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$112,896	$114,249	$99,917	$94,904
Net realized gain (loss)	249,104	45,232	362,852	39,038
Distributions of capital gains received from investment company affiliates	68,502	63,428	120,309	84,341
Change in net unrealized appreciation/depreciation	67,949	194,281	(49,476)	209,924
Change in net assets resulting from operations	498,451	417,190	533,602	428,207
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(35,217)	(35,071)	(34,900)	(27,968)
Class C	(372)	(459)	(331)	(317)
Class I	(11,686)	(10,638)	(7,630)	(5,815)
Class R2	(8,973)	(8,645)	(8,866)	(7,145)
Class R3	(902)	(960)	(1,271)	(1,040)
Class R4	(2,321)	(1,986)	(262)	(134)
Class R5	(53,590)	(52,919)	(43,571)	(36,333)
Class R6	(132,649)	(110,897)	(145,405)	(103,152)
Total distributions to shareholders	(245,710)	(221,575)	(242,236)	(181,904)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(891,914)	(137,420)	(898,626)	35,293
NET ASSETS:
Change in net assets	(639,173)	58,195	(607,260)	281,596
Beginning of period	4,203,400	4,145,205	4,024,338	3,742,742
End of period	$3,564,227	$4,203,400	$3,417,078	$4,024,338
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$90,266	$82,996	$63,660	$56,322
Net realized gain (loss)	257,507	43,005	199,407	25,069
Distributions of capital gains received from investment company affiliates	142,873	98,413	125,199	83,583
Change in net unrealized appreciation/depreciation	121,415	236,394	126,079	205,597
Change in net assets resulting from operations	612,061	460,808	514,345	370,571
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(33,315)	(27,985)	(26,374)	(20,807)
Class C	(558)	(454)	(278)	(223)
Class I	(11,025)	(8,565)	(5,717)	(4,096)
Class R2	(8,102)	(6,571)	(6,744)	(5,125)
Class R3	(852)	(833)	(816)	(711)
Class R4	(2,949)	(2,185)	(228)	(115)
Class R5	(54,194)	(43,681)	(33,596)	(26,685)
Class R6	(134,611)	(96,303)	(107,575)	(74,707)
Total distributions to shareholders	(245,606)	(186,577)	(181,328)	(132,469)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(835,660)	27,433	(704,286)	88,247
NET ASSETS:
Change in net assets	(469,205)	301,664	(371,269)	326,349
Beginning of period	4,122,404	3,820,740	3,255,673	2,929,324
End of period	$3,653,199	$4,122,404	$2,884,404	$3,255,673
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$53,968	$47,093	$36,367	$30,535
Net realized gain (loss)	138,881	18,486	66,404	5,459
Distributions of capital gains received from investment company affiliates	122,629	80,344	82,558	51,840
Change in net unrealized appreciation/depreciation	195,492	202,524	159,908	139,291
Change in net assets resulting from operations	510,970	348,447	345,237	227,125
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,819)	(10,236)	(13,725)	(5,655)
Class C	(356)	(152)	(217)	(77)
Class I	(7,879)	(3,621)	(2,987)	(1,238)
Class R2	(6,132)	(2,561)	(4,703)	(1,838)
Class R3	(752)	(405)	(369)	(187)
Class R4	(674)	(259)	(78)	(32)
Class R5	(37,982)	(18,466)	(23,938)	(11,624)
Class R6	(87,559)	(37,137)	(55,149)	(22,271)
Total distributions to shareholders	(163,153)	(72,837)	(101,166)	(42,922)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(500,116)	44,934	(283,333)	94,398
NET ASSETS:
Change in net assets	(152,299)	320,544	(39,262)	278,601
Beginning of period	2,995,030	2,674,486	1,977,427	1,698,826
End of period	$2,842,731	$2,995,030	$1,938,165	$1,977,427
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,415	$13,297	$2,345	$970
Net realized gain (loss)	20,923	542	1,713	(94)
Distributions of capital gains received from investment company affiliates	38,451	21,703	4,753	1,498
Change in net unrealized appreciation/depreciation	83,496	62,887	14,519	5,497
Change in net assets resulting from operations	160,285	98,429	23,330	7,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,318)	(1,912)	(362)	(95)
Class C	(116)	(75)	(6)	(1)
Class I	(1,979)	(1,026)	(61)	(11)
Class R2	(672)	(354)	(14)	(1)
Class R3	(261)	(206)	(1)	— (a)
Class R4	(367)	(179)	(1)	— (a)
Class R5	(9,076)	(5,625)	(828)	(301)
Class R6	(27,559)	(13,380)	(3,043)	(748)
Total distributions to shareholders	(43,348)	(22,757)	(4,316)	(1,157)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(88,413)	134,996	67,110	53,647
NET ASSETS:
Change in net assets	28,524	210,668	86,124	60,361
Beginning of period	892,472	681,804	90,392	30,031
End of period	$920,996	$892,472	$176,516	$90,392

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

JPMorgan SmartRetirement® 2070 Fund (a)
Period Ended June 30, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7
Net realized gain (loss)	7
Change in net unrealized appreciation/depreciation	95
Change in net assets resulting from operations	109
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,980
NET ASSETS:
Change in net assets	3,089
Beginning of period	—
End of period	$3,089

(a)
Commencement of operations was February 27, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$31,189	$44,421	$34,455	$47,514
Net assets acquired in Fund reorganization (See Note 8)	—	242,569	—	—
Distributions reinvested	22,961	10,528	27,892	20,200
Cost of shares redeemed	(136,724)	(96,253)	(159,545)	(154,617)
Change in net assets resulting from Class A capital transactions	(82,574)	201,265	(97,198)	(86,903)
Class C
Proceeds from shares issued	375	839	377	790
Net assets acquired in Fund reorganization (See Note 8)	—	3,283	—	—
Distributions reinvested	208	72	376	339
Cost of shares redeemed	(2,200)	(2,317)	(3,494)	(4,408)
Change in net assets resulting from Class C capital transactions	(1,617)	1,877	(2,741)	(3,279)
Class I
Proceeds from shares issued	11,628	6,948	8,871	10,832
Net assets acquired in Fund reorganization (See Note 8)	—	58,642	—	—
Distributions reinvested	5,095	1,973	6,248	4,112
Cost of shares redeemed	(27,588)	(21,358)	(23,083)	(54,608)
Change in net assets resulting from Class I capital transactions	(10,865)	46,205	(7,964)	(39,664)
Class R2
Proceeds from shares issued	9,638	42,114	11,780	12,376
Net assets acquired in Fund reorganization (See Note 8)	—	58,537	—	—
Distributions reinvested	4,479	1,392	5,875	3,983
Cost of shares redeemed	(26,035)	(49,921)	(27,194)	(32,499)
Change in net assets resulting from Class R2 capital transactions	(11,918)	52,122	(9,539)	(16,140)
Class R3
Proceeds from shares issued	2,280	1,089	2,331	1,738
Net assets acquired in Fund reorganization (See Note 8)	—	5,206	—	—
Distributions reinvested	233	86	679	491
Cost of shares redeemed	(3,909)	(2,814)	(5,000)	(7,622)
Change in net assets resulting from Class R3 capital transactions	(1,396)	3,567	(1,990)	(5,393)
Class R4
Proceeds from shares issued	416	188	124	203
Net assets acquired in Fund reorganization (See Note 8)	—	11,613	—	—
Distributions reinvested	676	89	178	118
Cost of shares redeemed	(2,193)	(518)	(816)	(65)
Change in net assets resulting from Class R4 capital transactions	(1,101)	11,372	(514)	256
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$27,317	$39,535	$34,179	$59,743
Net assets acquired in Fund reorganization (See Note 8)	—	218,237	—	—
Distributions reinvested	20,148	8,763	32,377	25,635
Cost of shares redeemed	(127,026)	(87,429)	(182,199)	(178,200)
Change in net assets resulting from Class R5 capital transactions	(79,561)	179,106	(115,643)	(92,822)
Class R6
Proceeds from shares issued	150,732	121,739	185,128	275,458
Net assets acquired in Fund reorganization (See Note 8)	—	482,433	—	—
Distributions reinvested	40,350	13,786	92,775	62,611
Cost of shares redeemed	(414,609)	(154,392)	(746,972)	(423,124)
Change in net assets resulting from Class R6 capital transactions	(223,527)	463,566	(469,069)	(85,055)
Total change in net assets resulting from capital transactions	$(412,559)	$959,080	$(704,658)	$(329,000)
SHARE TRANSACTIONS:
Class A
Issued	1,865	2,851	1,919	2,781
Shares issued in connection with Fund reorganization (See Note 8)	—	15,745	—	—
Reinvested	1,390	688	1,580	1,203
Redeemed	(8,149)	(6,135)	(8,876)	(9,006)
Change in Class A Shares	(4,894)	13,149	(5,377)	(5,022)
Class C
Issued	22	54	21	47
Shares issued in connection with Fund reorganization (See Note 8)	—	213	—	—
Reinvested	13	5	21	20
Redeemed	(132)	(148)	(195)	(260)
Change in Class C Shares	(97)	124	(153)	(193)
Class I
Issued	692	441	492	630
Shares issued in connection with Fund reorganization (See Note 8)	—	3,794	—	—
Reinvested	308	128	352	244
Redeemed	(1,645)	(1,349)	(1,270)	(3,149)
Change in Class I Shares	(645)	3,014	(426)	(2,275)
Class R2
Issued	580	2,730	663	727
Shares issued in connection with Fund reorganization (See Note 8)	—	3,815	—	—
Reinvested	272	91	335	239
Redeemed	(1,569)	(3,224)	(1,528)	(1,911)
Change in Class R2 Shares	(717)	3,412	(530)	(945)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2025 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	137	68	132	102
Shares issued in connection with Fund reorganization (See Note 8)	—	339	—	—
Reinvested	14	6	39	29
Redeemed	(234)	(180)	(278)	(449)
Change in Class R3 Shares	(83)	233	(107)	(318)
Class R4
Issued	25	14	8	12
Shares issued in connection with Fund reorganization (See Note 8)	—	752	—	—
Reinvested	41	6	10	7
Redeemed	(131)	(33)	(45)	(4)
Change in Class R4 Shares	(65)	739	(27)	15
Class R5
Issued	1,621	2,528	1,894	3,465
Shares issued in connection with Fund reorganization (See Note 8)	—	14,084	—	—
Reinvested	1,213	570	1,825	1,521
Redeemed	(7,537)	(5,506)	(10,092)	(10,350)
Change in Class R5 Shares	(4,703)	11,676	(6,373)	(5,364)
Class R6
Issued	8,984	7,701	10,262	15,955
Shares issued in connection with Fund reorganization (See Note 8)	—	31,144	—	—
Reinvested	2,430	897	5,229	3,714
Redeemed	(24,888)	(9,746)	(42,072)	(24,554)
Change in Class R6 Shares	(13,474)	29,996	(26,581)	(4,885)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$69,068	$77,597	$64,617	$74,172
Distributions reinvested	34,146	34,053	33,730	26,976
Cost of shares redeemed	(220,454)	(191,760)	(164,227)	(145,296)
Change in net assets resulting from Class A capital transactions	(117,240)	(80,110)	(65,880)	(44,148)
Class C
Proceeds from shares issued	1,444	1,063	1,722	775
Distributions reinvested	366	451	329	310
Cost of shares redeemed	(4,399)	(4,153)	(2,655)	(3,131)
Change in net assets resulting from Class C capital transactions	(2,589)	(2,639)	(604)	(2,046)
Class I
Proceeds from shares issued	22,007	24,811	17,802	21,874
Distributions reinvested	11,570	10,522	7,607	5,791
Cost of shares redeemed	(44,056)	(76,607)	(32,340)	(53,967)
Change in net assets resulting from Class I capital transactions	(10,479)	(41,274)	(6,931)	(26,302)
Class R2
Proceeds from shares issued	22,765	26,209	22,681	22,296
Distributions reinvested	8,906	8,587	8,771	7,068
Cost of shares redeemed	(40,076)	(59,490)	(37,464)	(48,029)
Change in net assets resulting from Class R2 capital transactions	(8,405)	(24,694)	(6,012)	(18,665)
Class R3
Proceeds from shares issued	3,629	4,722	4,772	5,755
Distributions reinvested	632	747	1,127	923
Cost of shares redeemed	(10,146)	(10,871)	(9,115)	(8,819)
Change in net assets resulting from Class R3 capital transactions	(5,885)	(5,402)	(3,216)	(2,141)
Class R4
Proceeds from shares issued	2,496	2,957	443	1,455
Distributions reinvested	2,321	1,986	261	134
Cost of shares redeemed	(4,678)	(3,806)	(324)	(539)
Change in net assets resulting from Class R4 capital transactions	139	1,137	380	1,050
Class R5
Proceeds from shares issued	91,204	116,081	88,904	92,437
Distributions reinvested	53,537	52,810	43,483	36,229
Cost of shares redeemed	(249,958)	(231,386)	(180,478)	(153,187)
Change in net assets resulting from Class R5 capital transactions	(105,217)	(62,495)	(48,091)	(24,521)
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$375,232	$437,428	$384,193	$473,210
Distributions reinvested	128,026	106,870	140,920	99,955
Cost of shares redeemed	(1,145,496)	(466,241)	(1,293,385)	(421,099)
Change in net assets resulting from Class R6 capital transactions	(642,238)	78,057	(768,272)	152,066
Total change in net assets resulting from capital transactions	$(891,914)	$(137,420)	$(898,626)	$35,293
SHARE TRANSACTIONS:
Class A
Issued	3,416	4,112	2,951	3,674
Reinvested	1,712	1,823	1,563	1,347
Redeemed	(10,852)	(10,101)	(7,472)	(7,170)
Change in Class A Shares	(5,724)	(4,166)	(2,958)	(2,149)
Class C
Issued	74	56	80	39
Reinvested	18	25	15	16
Redeemed	(221)	(223)	(123)	(158)
Change in Class C Shares	(129)	(142)	(28)	(103)
Class I
Issued	1,084	1,306	806	1,074
Reinvested	578	561	349	287
Redeemed	(2,165)	(3,991)	(1,459)	(2,635)
Change in Class I Shares	(503)	(2,124)	(304)	(1,274)
Class R2
Issued	1,134	1,389	1,042	1,112
Reinvested	450	463	410	355
Redeemed	(2,000)	(3,158)	(1,728)	(2,387)
Change in Class R2 Shares	(416)	(1,306)	(276)	(920)
Class R3
Issued	180	250	219	290
Reinvested	32	40	53	46
Redeemed	(498)	(574)	(416)	(441)
Change in Class R3 Shares	(286)	(284)	(144)	(105)
Class R4
Issued	123	158	20	73
Reinvested	116	107	12	6
Redeemed	(231)	(204)	(15)	(26)
Change in Class R4 Shares	8	61	17	53
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2030 Fund		JPMorgan SmartRetirement® 2035 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,481	6,067	4,032	4,536
Reinvested	2,662	2,804	1,995	1,794
Redeemed	(12,183)	(12,123)	(8,106)	(7,492)
Change in Class R5 Shares	(5,040)	(3,252)	(2,079)	(1,162)
Class R6
Issued	18,400	22,844	17,371	23,084
Reinvested	6,367	5,681	6,463	4,950
Redeemed	(57,058)	(24,416)	(59,519)	(20,634)
Change in Class R6 Shares	(32,291)	4,109	(35,685)	7,400
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$61,929	$76,013	$58,775	$68,145
Distributions reinvested	32,283	27,128	25,500	19,991
Cost of shares redeemed	(177,105)	(157,721)	(134,719)	(117,727)
Change in net assets resulting from Class A capital transactions	(82,893)	(54,580)	(50,444)	(29,591)
Class C
Proceeds from shares issued	1,140	1,582	725	850
Distributions reinvested	554	450	276	221
Cost of shares redeemed	(2,593)	(3,263)	(1,563)	(1,780)
Change in net assets resulting from Class C capital transactions	(899)	(1,231)	(562)	(709)
Class I
Proceeds from shares issued	19,958	23,962	14,159	15,583
Distributions reinvested	10,946	8,518	5,710	4,078
Cost of shares redeemed	(35,623)	(59,705)	(31,123)	(42,062)
Change in net assets resulting from Class I capital transactions	(4,719)	(27,225)	(11,254)	(22,401)
Class R2
Proceeds from shares issued	19,731	18,900	17,158	19,242
Distributions reinvested	8,022	6,510	6,589	5,007
Cost of shares redeemed	(37,538)	(42,237)	(26,856)	(29,627)
Change in net assets resulting from Class R2 capital transactions	(9,785)	(16,827)	(3,109)	(5,378)
Class R3
Proceeds from shares issued	4,804	4,654	4,035	4,083
Distributions reinvested	640	692	686	624
Cost of shares redeemed	(11,801)	(8,046)	(8,825)	(5,872)
Change in net assets resulting from Class R3 capital transactions	(6,357)	(2,700)	(4,104)	(1,165)
Class R4
Proceeds from shares issued	2,455	5,058	2,313	427
Distributions reinvested	2,949	2,185	227	114
Cost of shares redeemed	(4,979)	(3,883)	(1,899)	(219)
Change in net assets resulting from Class R4 capital transactions	425	3,360	641	322
Class R5
Proceeds from shares issued	87,316	104,473	76,289	91,108
Distributions reinvested	54,086	43,553	33,533	26,590
Cost of shares redeemed	(187,571)	(150,561)	(137,475)	(118,856)
Change in net assets resulting from Class R5 capital transactions	(46,169)	(2,535)	(27,653)	(1,158)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$376,249	$421,963	$356,553	$407,068
Distributions reinvested	129,962	92,999	104,277	72,427
Cost of shares redeemed	(1,191,474)	(385,791)	(1,068,631)	(331,168)
Change in net assets resulting from Class R6 capital transactions	(685,263)	129,171	(607,801)	148,327
Total change in net assets resulting from capital transactions	$(835,660)	$27,433	$(704,286)	$88,247
SHARE TRANSACTIONS:
Class A
Issued	2,560	3,442	2,385	3,054
Reinvested	1,355	1,235	1,048	900
Redeemed	(7,279)	(7,116)	(5,402)	(5,267)
Change in Class A Shares	(3,364)	(2,439)	(1,969)	(1,313)
Class C
Issued	48	74	30	40
Reinvested	24	21	12	10
Redeemed	(110)	(152)	(66)	(82)
Change in Class C Shares	(38)	(57)	(24)	(32)
Class I
Issued	822	1,082	569	695
Reinvested	457	386	233	182
Redeemed	(1,453)	(2,685)	(1,236)	(1,879)
Change in Class I Shares	(174)	(1,217)	(434)	(1,002)
Class R2
Issued	826	868	701	873
Reinvested	341	299	275	228
Redeemed	(1,577)	(1,936)	(1,100)	(1,350)
Change in Class R2 Shares	(410)	(769)	(124)	(249)
Class R3
Issued	198	210	166	186
Reinvested	27	31	28	28
Redeemed	(484)	(363)	(360)	(266)
Change in Class R3 Shares	(259)	(122)	(166)	(52)
Class R4
Issued	101	228	92	18
Reinvested	124	99	9	5
Redeemed	(204)	(174)	(76)	(10)
Change in Class R4 Shares	21	153	25	13
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2040 Fund		JPMorgan SmartRetirement® 2045 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	3,576	4,686	3,069	4,052
Reinvested	2,246	1,966	1,364	1,188
Redeemed	(7,604)	(6,752)	(5,482)	(5,264)
Change in Class R5 Shares	(1,782)	(100)	(1,049)	(24)
Class R6
Issued	15,384	18,859	14,284	18,014
Reinvested	5,398	4,200	4,243	3,237
Redeemed	(49,584)	(17,286)	(43,528)	(14,725)
Change in Class R6 Shares	(28,802)	5,773	(25,001)	6,526
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$61,394	$67,446	$62,151	$66,090
Distributions reinvested	21,043	9,892	13,435	5,489
Cost of shares redeemed	(140,155)	(104,569)	(98,851)	(67,083)
Change in net assets resulting from Class A capital transactions	(57,718)	(27,231)	(23,265)	4,496
Class C
Proceeds from shares issued	1,473	1,297	1,070	793
Distributions reinvested	350	150	213	76
Cost of shares redeemed	(2,968)	(2,166)	(1,686)	(1,560)
Change in net assets resulting from Class C capital transactions	(1,145)	(719)	(403)	(691)
Class I
Proceeds from shares issued	22,546	22,085	12,161	11,363
Distributions reinvested	7,864	3,615	2,981	1,235
Cost of shares redeemed	(36,174)	(51,951)	(13,552)	(31,096)
Change in net assets resulting from Class I capital transactions	(5,764)	(26,251)	1,590	(18,498)
Class R2
Proceeds from shares issued	20,410	19,329	19,844	20,508
Distributions reinvested	6,080	2,533	4,599	1,799
Cost of shares redeemed	(28,486)	(35,833)	(25,655)	(26,268)
Change in net assets resulting from Class R2 capital transactions	(1,996)	(13,971)	(1,212)	(3,961)
Class R3
Proceeds from shares issued	3,570	3,466	2,645	3,403
Distributions reinvested	590	336	299	159
Cost of shares redeemed	(8,960)	(11,568)	(5,183)	(6,506)
Change in net assets resulting from Class R3 capital transactions	(4,800)	(7,766)	(2,239)	(2,944)
Class R4
Proceeds from shares issued	3,152	1,916	164	218
Distributions reinvested	674	259	78	32
Cost of shares redeemed	(597)	(1,251)	(128)	(65)
Change in net assets resulting from Class R4 capital transactions	3,229	924	114	185
Class R5
Proceeds from shares issued	90,000	100,478	81,794	96,587
Distributions reinvested	37,936	18,436	23,886	11,594
Cost of shares redeemed	(140,403)	(116,745)	(101,826)	(121,130)
Change in net assets resulting from Class R5 capital transactions	(12,467)	2,169	3,854	(12,949)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$345,534	$364,640	$284,714	$301,973
Distributions reinvested	84,165	35,602	52,749	21,358
Cost of shares redeemed	(849,154)	(282,463)	(599,235)	(194,571)
Change in net assets resulting from Class R6 capital transactions	(419,455)	117,779	(261,772)	128,760
Total change in net assets resulting from capital transactions	$(500,116)	$44,934	$(283,333)	$94,398
SHARE TRANSACTIONS:
Class A
Issued	2,385	2,944	1,992	2,384
Reinvested	830	437	436	201
Redeemed	(5,405)	(4,550)	(3,118)	(2,413)
Change in Class A Shares	(2,190)	(1,169)	(690)	172
Class C
Issued	60	58	35	29
Reinvested	14	7	7	3
Redeemed	(119)	(97)	(55)	(57)
Change in Class C Shares	(45)	(32)	(13)	(25)
Class I
Issued	870	957	388	407
Reinvested	308	159	96	45
Redeemed	(1,377)	(2,269)	(425)	(1,137)
Change in Class I Shares	(199)	(1,153)	59	(685)
Class R2
Issued	803	855	640	748
Reinvested	243	113	151	66
Redeemed	(1,124)	(1,584)	(828)	(958)
Change in Class R2 Shares	(78)	(616)	(37)	(144)
Class R3
Issued	139	152	86	123
Reinvested	23	15	10	6
Redeemed	(346)	(512)	(167)	(236)
Change in Class R3 Shares	(184)	(345)	(71)	(107)
Class R4
Issued	121	85	5	8
Reinvested	27	11	3	1
Redeemed	(24)	(54)	(4)	(2)
Change in Class R4 Shares	124	42	4	7
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2050 Fund		JPMorgan SmartRetirement® 2055 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	3,460	4,355	2,607	3,465
Reinvested	1,481	807	771	423
Redeemed	(5,369)	(5,019)	(3,216)	(4,307)
Change in Class R5 Shares	(428)	143	162	(419)
Class R6
Issued	13,273	15,697	9,048	10,789
Reinvested	3,282	1,558	1,700	779
Redeemed	(33,091)	(12,184)	(19,265)	(6,964)
Change in Class R6 Shares	(16,536)	5,071	(8,517)	4,604
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$26,950	$29,141	$8,992	$7,463
Distributions reinvested	3,265	1,879	362	95
Cost of shares redeemed	(39,788)	(21,323)	(6,928)	(1,473)
Change in net assets resulting from Class A capital transactions	(9,573)	9,697	2,426	6,085
Class C
Proceeds from shares issued	1,126	717	201	82
Distributions reinvested	112	60	6	1
Cost of shares redeemed	(1,446)	(789)	(6)	(62)
Change in net assets resulting from Class C capital transactions	(208)	(12)	201	21
Class I
Proceeds from shares issued	15,563	15,145	1,901	1,042
Distributions reinvested	1,979	1,026	60	11
Cost of shares redeemed	(10,061)	(11,224)	(435)	(279)
Change in net assets resulting from Class I capital transactions	7,481	4,947	1,526	774
Class R2
Proceeds from shares issued	4,959	4,456	559	166
Distributions reinvested	672	354	14	1
Cost of shares redeemed	(3,265)	(3,726)	(66)	(38)
Change in net assets resulting from Class R2 capital transactions	2,366	1,084	507	129
Class R3
Proceeds from shares issued	2,811	3,078	990	30
Distributions reinvested	234	192	1	— (a)
Cost of shares redeemed	(4,941)	(4,097)	(983)	(58)
Change in net assets resulting from Class R3 capital transactions	(1,896)	(827)	8	(28)
Class R4
Proceeds from shares issued	1,731	1,543	20	3
Distributions reinvested	367	179	1	— (a)
Cost of shares redeemed	(1,760)	(537)	(34)	— (a)
Change in net assets resulting from Class R4 capital transactions	338	1,185	(13)	3
Class R5
Proceeds from shares issued	47,560	55,784	16,207	11,684
Distributions reinvested	9,072	5,623	828	301
Cost of shares redeemed	(48,699)	(47,349)	(7,293)	(3,860)
Change in net assets resulting from Class R5 capital transactions	7,933	14,058	9,742	8,125

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$213,221	$224,567	$78,182	$54,448
Distributions reinvested	26,681	12,976	3,033	746
Cost of shares redeemed	(334,756)	(132,679)	(28,502)	(16,656)
Change in net assets resulting from Class R6 capital transactions	(94,854)	104,864	52,713	38,538
Total change in net assets resulting from capital transactions	$(88,413)	$134,996	$67,110	$53,647
SHARE TRANSACTIONS:
Class A
Issued	1,024	1,244	384	362
Reinvested	126	81	16	5
Redeemed	(1,504)	(908)	(296)	(71)
Change in Class A Shares	(354)	417	104	296
Class C
Issued	44	31	9	4
Reinvested	4	3	— (a)	— (a)
Redeemed	(56)	(34)	— (a)	(3)
Change in Class C Shares	(8)	—	9	1
Class I
Issued	588	647	81	51
Reinvested	76	44	3	— (a)
Redeemed	(377)	(475)	(19)	(14)
Change in Class I Shares	287	216	65	37
Class R2
Issued	190	192	25	8
Reinvested	26	15	— (a)	— (a)
Redeemed	(125)	(160)	(3)	(2)
Change in Class R2 Shares	91	47	22	6
Class R3
Issued	108	133	44	1
Reinvested	9	8	— (a)	— (a)
Redeemed	(189)	(176)	(42)	(3)
Change in Class R3 Shares	(72)	(35)	2	(2)
Class R4
Issued	66	67	1	1
Reinvested	14	8	— (a)	— (a)
Redeemed	(64)	(23)	(1)	— (a)
Change in Class R4 Shares	16	52	— (a)	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	JPMorgan SmartRetirement® 2060 Fund		JPMorgan SmartRetirement® 2065 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,800	2,378	690	568
Reinvested	347	242	36	15
Redeemed	(1,822)	(2,010)	(310)	(187)
Change in Class R5 Shares	325	610	416	396
Class R6
Issued	8,046	9,524	3,316	2,625
Reinvested	1,020	558	131	37
Redeemed	(12,762)	(5,630)	(1,196)	(798)
Change in Class R6 Shares	(3,696)	4,452	2,251	1,864
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

JPMorgan SmartRetirement® 2070 Fund
Period Ended June 30, 2026(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$109
Change in net assets resulting from Class A capital transactions	109
Class C
Proceeds from shares issued	25
Change in net assets resulting from Class C capital transactions	25
Class I
Proceeds from shares issued	20
Change in net assets resulting from Class I capital transactions	20
Class R2
Proceeds from shares issued	23
Cost of shares redeemed	— (b)
Change in net assets resulting from Class R2 capital transactions	23
Class R3
Proceeds from shares issued	20
Change in net assets resulting from Class R3 capital transactions	20
Class R4
Proceeds from shares issued	913
Cost of shares redeemed	(10)
Change in net assets resulting from Class R4 capital transactions	903
Class R5
Proceeds from shares issued	20
Change in net assets resulting from Class R5 capital transactions	20
Class R6
Proceeds from shares issued	1,860
Change in net assets resulting from Class R6 capital transactions	1,860
Total change in net assets resulting from capital transactions	$2,980
SHARE TRANSACTIONS:
Class A
Issued	7
Change in Class A Shares	7
Class C
Issued	2
Change in Class C Shares	2

(a)
Commencement of operations was February 27, 2026.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2070 Fund
Period Ended June 30, 2026(a)
SHARE TRANSACTIONS: (continued)
Class I
Issued	1
Change in Class I Shares	1
Class R2
Issued	2
Redeemed	— (b)
Change in Class R2 Shares	2
Class R3
Issued	1
Change in Class R3 Shares	1
Class R4
Issued	58
Redeemed	(1)
Change in Class R4 Shares	57
Class R5
Issued	1
Change in Class R5 Shares	1
Class R6
Issued	124
Change in Class R6 Shares	124

(a)
Commencement of operations was February 27, 2026.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund
Class A
Year Ended June 30, 2026	$16.24	$0.51	$1.18	$1.69	$(0.52)	$(0.25)	$(0.77)
Year Ended June 30, 2025	15.41	0.50	0.89	1.39	(0.56)	—	(0.56)
Year Ended June 30, 2024	14.48	0.44	0.95	1.39	(0.46)	—	(0.46)
Year Ended June 30, 2023	14.17	0.36	0.53	0.89	(0.35)	(0.23)	(0.58)
Year Ended June 30, 2022	17.87	0.32	(2.33)	(2.01)	(0.27)	(1.42)	(1.69)
Class C
Year Ended June 30, 2026	16.20	0.40	1.19	1.59	(0.43)	(0.25)	(0.68)
Year Ended June 30, 2025	15.33	0.40	0.89	1.29	(0.42)	—	(0.42)
Year Ended June 30, 2024	14.39	0.34	0.94	1.28	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.06	0.27	0.53	0.80	(0.24)	(0.23)	(0.47)
Year Ended June 30, 2022	17.79	0.21	(2.31)	(2.10)	(0.21)	(1.42)	(1.63)
Class I
Year Ended June 30, 2026	16.29	0.53	1.20	1.73	(0.54)	(0.25)	(0.79)
Year Ended June 30, 2025	15.46	0.52	0.89	1.41	(0.58)	—	(0.58)
Year Ended June 30, 2024	14.53	0.46	0.95	1.41	(0.48)	—	(0.48)
Year Ended June 30, 2023	14.21	0.38	0.54	0.92	(0.37)	(0.23)	(0.60)
Year Ended June 30, 2022	17.91	0.34	(2.34)	(2.00)	(0.28)	(1.42)	(1.70)
Class R2
Year Ended June 30, 2026	16.16	0.44	1.18	1.62	(0.47)	(0.25)	(0.72)
Year Ended June 30, 2025	15.33	0.44	0.89	1.33	(0.50)	—	(0.50)
Year Ended June 30, 2024	14.42	0.38	0.93	1.31	(0.40)	—	(0.40)
Year Ended June 30, 2023	14.10	0.31	0.54	0.85	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.82	0.25	(2.32)	(2.07)	(0.23)	(1.42)	(1.65)
Class R3
Year Ended June 30, 2026	16.19	0.48	1.18	1.66	(0.49)	(0.25)	(0.74)
Year Ended June 30, 2025	15.35	0.48	0.89	1.37	(0.53)	—	(0.53)
Year Ended June 30, 2024	14.43	0.41	0.94	1.35	(0.43)	—	(0.43)
Year Ended June 30, 2023	14.08	0.33	0.55	0.88	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.78	0.29	(2.32)	(2.03)	(0.25)	(1.42)	(1.67)
Class R4
Year Ended June 30, 2026	16.28	0.53	1.19	1.72	(0.54)	(0.25)	(0.79)
Year Ended June 30, 2025	15.45	0.56	0.85	1.41	(0.58)	—	(0.58)
Year Ended June 30, 2024	14.49	0.44	0.97	1.41	(0.45)	—	(0.45)
Year Ended June 30, 2023	14.19	0.39	0.52	0.91	(0.38)	(0.23)	(0.61)
Year Ended June 30, 2022	17.89	0.33	(2.33)	(2.00)	(0.28)	(1.42)	(1.70)
Class R5
Year Ended June 30, 2026	16.34	0.56	1.19	1.75	(0.56)	(0.25)	(0.81)
Year Ended June 30, 2025	15.50	0.54	0.90	1.44	(0.60)	—	(0.60)
Year Ended June 30, 2024	14.57	0.48	0.95	1.43	(0.50)	—	(0.50)
Year Ended June 30, 2023	14.25	0.40	0.54	0.94	(0.39)	(0.23)	(0.62)
Year Ended June 30, 2022	17.94	0.36	(2.34)	(1.98)	(0.29)	(1.42)	(1.71)
Class R6
Year Ended June 30, 2026	16.33	0.58	1.19	1.77	(0.57)	(0.25)	(0.82)
Year Ended June 30, 2025	15.50	0.57	0.88	1.45	(0.62)	—	(0.62)
Year Ended June 30, 2024	14.57	0.50	0.95	1.45	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.26	0.41	0.54	0.95	(0.41)	(0.23)	(0.64)
Year Ended June 30, 2022	17.94	0.38	(2.34)	(1.96)	(0.30)	(1.42)	(1.72)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$17.16	10.65%	$496,329	0.35%	3.05%	0.55%	12%
16.24	9.25	548,925	0.35	3.17	0.54	12
15.41	9.75	318,319	0.35	3.01	0.55	19
14.48	6.55	358,493	0.34	2.56	0.54	17
14.17	(12.56)	405,590	0.34	1.92	0.54	39

17.11	10.01	4,453	0.98	2.39	1.06	12
16.20	8.54	5,789	0.98	2.54	1.03	12
15.33	9.04	3,590	0.98	2.35	1.06	19
14.39	5.88	5,407	0.97	1.91	1.04	17
14.06	(13.09)	6,689	0.97	1.27	1.04	39

17.23	10.88	112,215	0.23	3.17	0.27	12
16.29	9.33	116,633	0.23	3.30	0.27	12
15.46	9.86	64,065	0.23	3.13	0.28	19
14.53	6.76	72,267	0.22	2.68	0.28	17
14.21	(12.48)	91,551	0.22	2.04	0.27	39

17.06	10.25	99,873	0.75	2.65	0.77	12
16.16	8.84	106,183	0.75	2.81	0.77	12
15.33	9.21	48,420	0.75	2.62	0.78	19
14.42	6.22	48,214	0.75	2.17	0.78	17
14.10	(12.91)	52,294	0.75	1.51	0.78	39

17.11	10.53	8,412	0.50	2.88	0.53	12
16.19	9.11	9,300	0.50	3.04	0.54	12
15.35	9.49	5,229	0.50	2.82	0.55	19
14.43	6.49	5,755	0.50	2.35	0.54	17
14.08	(12.70)	9,961	0.50	1.74	0.53	39

17.21	10.83	14,343	0.25	3.15	0.27	12
16.28	9.35	14,637	0.25	3.52	0.27	12
15.45	9.86	2,491	0.25	2.99	0.28	19
14.49	6.67	5,097	0.25	2.73	0.28	17
14.19	(12.50)	3,635	0.25	2.00	0.27	39

17.28	10.96	391,113	0.10	3.30	0.12	12
16.34	9.55	446,567	0.10	3.43	0.12	12
15.50	9.98	242,742	0.10	3.28	0.13	19
14.57	6.88	294,423	0.10	2.80	0.13	17
14.25	(12.35)	382,540	0.10	2.15	0.12	39

17.28	11.13	699,646	0.00	3.45	0.02	12
16.33	9.60	881,479	0.00	3.57	0.02	12
15.50	10.09	371,513	0.00	3.35	0.03	19
14.57	6.94	423,326	0.00	2.90	0.03	17
14.26	(12.23)	599,328	0.00	2.26	0.02	39

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund
Class A
Year Ended June 30, 2026	$17.61	$0.52	$1.34	$1.86	$(0.58)	$(0.64)	$(1.22)
Year Ended June 30, 2025	16.83	0.48	1.04	1.52	(0.57)	(0.17)	(0.74)
Year Ended June 30, 2024	15.66	0.43	1.18	1.61	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.52	0.36	0.78	1.14	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.09	0.32	(2.75)	(2.43)	(0.34)	(1.80)	(2.14)
Class C
Year Ended June 30, 2026	17.52	0.41	1.35	1.76	(0.45)	(0.64)	(1.09)
Year Ended June 30, 2025	16.73	0.38	1.04	1.42	(0.46)	(0.17)	(0.63)
Year Ended June 30, 2024	15.54	0.33	1.17	1.50	(0.31)	—	(0.31)
Year Ended June 30, 2023	15.40	0.27	0.78	1.05	(0.25)	(0.66)	(0.91)
Year Ended June 30, 2022	20.01	0.22	(2.75)	(2.53)	(0.28)	(1.80)	(2.08)
Class I
Year Ended June 30, 2026	17.70	0.56	1.34	1.90	(0.62)	(0.64)	(1.26)
Year Ended June 30, 2025	16.90	0.51	1.05	1.56	(0.59)	(0.17)	(0.76)
Year Ended June 30, 2024	15.72	0.47	1.18	1.65	(0.47)	—	(0.47)
Year Ended June 30, 2023	15.58	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.15	0.36	(2.77)	(2.41)	(0.36)	(1.80)	(2.16)
Class R2
Year Ended June 30, 2026	17.49	0.46	1.33	1.79	(0.53)	(0.64)	(1.17)
Year Ended June 30, 2025	16.72	0.43	1.03	1.46	(0.52)	(0.17)	(0.69)
Year Ended June 30, 2024	15.55	0.38	1.17	1.55	(0.38)	—	(0.38)
Year Ended June 30, 2023	15.42	0.31	0.78	1.09	(0.30)	(0.66)	(0.96)
Year Ended June 30, 2022	20.01	0.26	(2.74)	(2.48)	(0.31)	(1.80)	(2.11)
Class R3
Year Ended June 30, 2026	17.51	0.50	1.34	1.84	(0.57)	(0.64)	(1.21)
Year Ended June 30, 2025	16.73	0.46	1.04	1.50	(0.55)	(0.17)	(0.72)
Year Ended June 30, 2024	15.57	0.42	1.17	1.59	(0.43)	—	(0.43)
Year Ended June 30, 2023	15.44	0.35	0.78	1.13	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.01	0.31	(2.75)	(2.44)	(0.33)	(1.80)	(2.13)
Class R4
Year Ended June 30, 2026	17.67	0.55	1.34	1.89	(0.62)	(0.64)	(1.26)
Year Ended June 30, 2025	16.89	0.52	1.04	1.56	(0.61)	(0.17)	(0.78)
Year Ended June 30, 2024	15.68	0.43	1.22	1.65	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.54	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.11	0.35	(2.77)	(2.42)	(0.35)	(1.80)	(2.15)
Class R5
Year Ended June 30, 2026	17.71	0.59	1.35	1.94	(0.65)	(0.64)	(1.29)
Year Ended June 30, 2025	16.93	0.55	1.03	1.58	(0.63)	(0.17)	(0.80)
Year Ended June 30, 2024	15.75	0.50	1.18	1.68	(0.50)	—	(0.50)
Year Ended June 30, 2023	15.61	0.41	0.79	1.20	(0.40)	(0.66)	(1.06)
Year Ended June 30, 2022	20.18	0.38	(2.78)	(2.40)	(0.37)	(1.80)	(2.17)
Class R6
Year Ended June 30, 2026	17.72	0.62	1.33	1.95	(0.67)	(0.64)	(1.31)
Year Ended June 30, 2025	16.94	0.56	1.04	1.60	(0.65)	(0.17)	(0.82)
Year Ended June 30, 2024	15.76	0.51	1.18	1.69	(0.51)	—	(0.51)
Year Ended June 30, 2023	15.62	0.43	0.79	1.22	(0.42)	(0.66)	(1.08)
Year Ended June 30, 2022	20.18	0.41	(2.79)	(2.38)	(0.38)	(1.80)	(2.18)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$18.25	10.94%	$381,778	0.44%	2.89%	0.53%	13%
17.61	9.31	463,062	0.44	2.82	0.53	13
16.83	10.40	527,093	0.44	2.72	0.53	19
15.66	7.80	606,963	0.43	2.32	0.52	16
15.52	(13.71)	722,117	0.43	1.72	0.52	39

18.19	10.37	5,273	1.00	2.29	1.05	13
17.52	8.69	7,755	1.00	2.24	1.04	13
16.73	9.77	10,638	1.00	2.11	1.04	19
15.54	7.19	14,787	1.00	1.74	1.03	16
15.40	(14.23)	19,094	1.00	1.17	1.03	39

18.34	11.15	88,647	0.25	3.08	0.27	13
17.70	9.54	93,077	0.25	2.96	0.27	13
16.90	10.64	127,346	0.25	2.91	0.27	19
15.72	8.00	165,288	0.25	2.52	0.27	16
15.58	(13.59)	232,343	0.25	1.91	0.26	39

18.11	10.60	89,441	0.75	2.59	0.77	13
17.49	8.95	95,673	0.75	2.51	0.77	13
16.72	10.11	107,228	0.75	2.40	0.77	19
15.55	7.43	121,499	0.75	2.02	0.77	16
15.42	(14.01)	134,496	0.75	1.41	0.77	39

18.14	10.88	12,357	0.50	2.80	0.52	13
17.51	9.22	13,810	0.50	2.72	0.52	13
16.73	10.36	18,500	0.50	2.68	0.52	19
15.57	7.73	18,887	0.50	2.27	0.52	16
15.44	(13.80)	23,213	0.50	1.65	0.52	39

18.30	11.10	2,494	0.25	3.07	0.28	13
17.67	9.53	2,900	0.25	3.03	0.27	13
16.89	10.64	2,515	0.25	2.73	0.28	19
15.68	8.01	4,249	0.25	2.55	0.27	16
15.54	(13.62)	7,229	0.25	1.85	0.27	39

18.36	11.36	394,839	0.10	3.24	0.12	13
17.71	9.66	493,867	0.10	3.17	0.12	13
16.93	10.81	562,799	0.10	3.10	0.11	19
15.75	8.16	757,815	0.10	2.64	0.11	16
15.61	(13.50)	1,077,778	0.10	2.07	0.11	39

18.36	11.41	920,458	0.00	3.41	0.02	13
17.72	9.77	1,359,315	0.00	3.27	0.02	13
16.94	10.92	1,381,948	0.00	3.16	0.01	19
15.76	8.30	1,597,677	0.00	2.78	0.01	16
15.62	(13.40)	1,716,156	0.00	2.18	0.01	39

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund
Class A
Year Ended June 30, 2026	$19.54	$0.51	$1.98	$2.49	$(0.57)	$(0.54)	$(1.11)
Year Ended June 30, 2025	18.66	0.46	1.39	1.85	(0.56)	(0.41)	(0.97)
Year Ended June 30, 2024	17.02	0.42	1.64	2.06	(0.42)	—	(0.42)
Year Ended June 30, 2023	16.73	0.35	1.20	1.55	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	21.89	0.33	(3.14)	(2.81)	(0.40)	(1.95)	(2.35)
Class C
Year Ended June 30, 2026	19.23	0.38	1.96	2.34	(0.43)	(0.54)	(0.97)
Year Ended June 30, 2025	18.36	0.35	1.36	1.71	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2024	16.74	0.32	1.61	1.93	(0.31)	—	(0.31)
Year Ended June 30, 2023	16.47	0.25	1.18	1.43	(0.23)	(0.93)	(1.16)
Year Ended June 30, 2022	21.64	0.21	(3.09)	(2.88)	(0.34)	(1.95)	(2.29)
Class I
Year Ended June 30, 2026	19.65	0.55	1.99	2.54	(0.62)	(0.54)	(1.16)
Year Ended June 30, 2025	18.75	0.50	1.40	1.90	(0.59)	(0.41)	(1.00)
Year Ended June 30, 2024	17.10	0.46	1.64	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.81	0.39	1.19	1.58	(0.36)	(0.93)	(1.29)
Year Ended June 30, 2022	21.97	0.37	(3.16)	(2.79)	(0.42)	(1.95)	(2.37)
Class R2
Year Ended June 30, 2026	19.39	0.44	1.96	2.40	(0.51)	(0.54)	(1.05)
Year Ended June 30, 2025	18.52	0.40	1.38	1.78	(0.50)	(0.41)	(0.91)
Year Ended June 30, 2024	16.90	0.36	1.62	1.98	(0.36)	—	(0.36)
Year Ended June 30, 2023	16.62	0.30	1.19	1.49	(0.28)	(0.93)	(1.21)
Year Ended June 30, 2022	21.80	0.26	(3.12)	(2.86)	(0.37)	(1.95)	(2.32)
Class R3
Year Ended June 30, 2026	19.53	0.48	1.99	2.47	(0.55)	(0.54)	(1.09)
Year Ended June 30, 2025	18.64	0.45	1.39	1.84	(0.54)	(0.41)	(0.95)
Year Ended June 30, 2024	17.00	0.41	1.64	2.05	(0.41)	—	(0.41)
Year Ended June 30, 2023	16.65	0.31	1.22	1.53	(0.25)	(0.93)	(1.18)
Year Ended June 30, 2022	21.80	0.32	(3.13)	(2.81)	(0.39)	(1.95)	(2.34)
Class R4
Year Ended June 30, 2026	19.56	0.55	1.98	2.53	(0.62)	(0.54)	(1.16)
Year Ended June 30, 2025	18.68	0.50	1.39	1.89	(0.60)	(0.41)	(1.01)
Year Ended June 30, 2024	17.03	0.45	1.65	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.77	0.43	1.15	1.58	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	21.93	0.36	(3.15)	(2.79)	(0.42)	(1.95)	(2.37)
Class R5
Year Ended June 30, 2026	19.73	0.58	2.00	2.58	(0.64)	(0.54)	(1.18)
Year Ended June 30, 2025	18.83	0.54	1.40	1.94	(0.63)	(0.41)	(1.04)
Year Ended June 30, 2024	17.18	0.50	1.63	2.13	(0.48)	—	(0.48)
Year Ended June 30, 2023	16.88	0.41	1.21	1.62	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	22.04	0.40	(3.17)	(2.77)	(0.44)	(1.95)	(2.39)
Class R6
Year Ended June 30, 2026	19.73	0.63	1.96	2.59	(0.66)	(0.54)	(1.20)
Year Ended June 30, 2025	18.83	0.56	1.40	1.96	(0.65)	(0.41)	(1.06)
Year Ended June 30, 2024	17.17	0.50	1.66	2.16	(0.50)	—	(0.50)
Year Ended June 30, 2023	16.88	0.43	1.20	1.63	(0.41)	(0.93)	(1.34)
Year Ended June 30, 2022	22.03	0.42	(3.17)	(2.75)	(0.45)	(1.95)	(2.40)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$20.92	13.11%	$603,224	0.44%	2.52%	0.53%	12%
19.54	10.24	675,376	0.44	2.45	0.52	14
18.66	12.24	722,632	0.44	2.42	0.52	20
17.02	9.85	789,005	0.43	2.11	0.52	16
16.73	(14.62)	866,979	0.43	1.61	0.52	42

20.60	12.49	7,259	1.00	1.90	1.05	12
19.23	9.59	9,277	1.00	1.86	1.04	14
18.36	11.67	11,450	1.00	1.85	1.04	20
16.74	9.21	14,047	1.00	1.55	1.03	16
16.47	(15.09)	16,382	1.00	1.06	1.03	42

21.03	13.30	205,254	0.25	2.71	0.26	12
19.65	10.49	201,641	0.25	2.62	0.26	14
18.75	12.46	232,308	0.25	2.60	0.26	20
17.10	10.02	251,694	0.25	2.31	0.26	16
16.81	(14.48)	311,120	0.25	1.80	0.26	42

20.74	12.75	176,194	0.75	2.21	0.77	12
19.39	9.91	172,782	0.75	2.14	0.76	14
18.52	11.87	189,214	0.75	2.10	0.76	20
16.90	9.52	192,960	0.75	1.81	0.77	16
16.62	(14.92)	200,990	0.75	1.32	0.76	42

20.91	13.01	15,862	0.50	2.40	0.52	12
19.53	10.17	20,377	0.50	2.36	0.52	14
18.64	12.21	24,756	0.50	2.34	0.52	20
17.00	9.75	22,702	0.50	1.84	0.52	16
16.65	(14.66)	56,115	0.50	1.57	0.51	42

20.93	13.32	41,860	0.25	2.72	0.26	12
19.56	10.47	38,946	0.25	2.65	0.26	14
18.68	12.51	36,069	0.25	2.60	0.26	20
17.03	10.04	36,839	0.25	2.57	0.26	16
16.77	(14.51)	12,839	0.25	1.79	0.26	42

21.13	13.50	909,943	0.10	2.85	0.11	12
19.73	10.65	949,215	0.10	2.81	0.11	14
18.83	12.59	967,330	0.10	2.82	0.11	20
17.18	10.22	1,118,550	0.10	2.45	0.11	16
16.88	(14.36)	1,463,012	0.10	1.97	0.11	42

21.12	13.57	1,604,631	0.00	3.07	0.01	12
19.73	10.76	2,135,786	0.00	2.90	0.01	14
18.83	12.76	1,961,446	0.00	2.86	0.01	20
17.17	10.30	2,099,401	0.00	2.58	0.01	16
16.88	(14.28)	2,029,842	0.00	2.08	0.01	42

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund
Class A
Year Ended June 30, 2026	$21.07	$0.50	$2.55	$3.05	$(0.53)	$(0.68)	$(1.21)
Year Ended June 30, 2025	19.79	0.44	1.76	2.20	(0.51)	(0.41)	(0.92)
Year Ended June 30, 2024	17.65	0.38	2.12	2.50	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.15	0.31	1.56	1.87	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.65	0.32	(3.33)	(3.01)	(0.48)	(3.01)	(3.49)
Class C
Year Ended June 30, 2026	20.72	0.36	2.52	2.88	(0.41)	(0.68)	(1.09)
Year Ended June 30, 2025	19.47	0.32	1.73	2.05	(0.39)	(0.41)	(0.80)
Year Ended June 30, 2024	17.35	0.27	2.10	2.37	(0.25)	—	(0.25)
Year Ended June 30, 2023	16.88	0.21	1.54	1.75	(0.19)	(1.09)	(1.28)
Year Ended June 30, 2022	23.41	0.20	(3.29)	(3.09)	(0.43)	(3.01)	(3.44)
Class I
Year Ended June 30, 2026	21.27	0.54	2.59	3.13	(0.58)	(0.68)	(1.26)
Year Ended June 30, 2025	19.97	0.47	1.78	2.25	(0.54)	(0.41)	(0.95)
Year Ended June 30, 2024	17.80	0.42	2.15	2.57	(0.40)	—	(0.40)
Year Ended June 30, 2023	17.29	0.35	1.57	1.92	(0.32)	(1.09)	(1.41)
Year Ended June 30, 2022	23.80	0.37	(3.37)	(3.00)	(0.50)	(3.01)	(3.51)
Class R2
Year Ended June 30, 2026	20.92	0.42	2.54	2.96	(0.47)	(0.68)	(1.15)
Year Ended June 30, 2025	19.65	0.37	1.75	2.12	(0.44)	(0.41)	(0.85)
Year Ended June 30, 2024	17.53	0.32	2.11	2.43	(0.31)	—	(0.31)
Year Ended June 30, 2023	17.05	0.26	1.55	1.81	(0.24)	(1.09)	(1.33)
Year Ended June 30, 2022	23.57	0.26	(3.32)	(3.06)	(0.45)	(3.01)	(3.46)
Class R3
Year Ended June 30, 2026	20.93	0.46	2.55	3.01	(0.51)	(0.68)	(1.19)
Year Ended June 30, 2025	19.66	0.42	1.75	2.17	(0.49)	(0.41)	(0.90)
Year Ended June 30, 2024	17.52	0.36	2.13	2.49	(0.35)	—	(0.35)
Year Ended June 30, 2023	17.05	0.30	1.54	1.84	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.54	0.30	(3.31)	(3.01)	(0.47)	(3.01)	(3.48)
Class R4
Year Ended June 30, 2026	21.29	0.54	2.58	3.12	(0.58)	(0.68)	(1.26)
Year Ended June 30, 2025	19.98	0.46	1.81	2.27	(0.55)	(0.41)	(0.96)
Year Ended June 30, 2024	17.78	0.39	2.17	2.56	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.26	0.34	1.58	1.92	(0.31)	(1.09)	(1.40)
Year Ended June 30, 2022	23.75	0.35	(3.33)	(2.98)	(0.50)	(3.01)	(3.51)
Class R5
Year Ended June 30, 2026	21.30	0.57	2.59	3.16	(0.61)	(0.68)	(1.29)
Year Ended June 30, 2025	20.00	0.52	1.77	2.29	(0.58)	(0.41)	(0.99)
Year Ended June 30, 2024	17.83	0.46	2.14	2.60	(0.43)	—	(0.43)
Year Ended June 30, 2023	17.32	0.37	1.58	1.95	(0.35)	(1.09)	(1.44)
Year Ended June 30, 2022	23.81	0.40	(3.36)	(2.96)	(0.52)	(3.01)	(3.53)
Class R6
Year Ended June 30, 2026	21.31	0.64	2.54	3.18	(0.63)	(0.68)	(1.31)
Year Ended June 30, 2025	20.01	0.53	1.78	2.31	(0.60)	(0.41)	(1.01)
Year Ended June 30, 2024	17.83	0.47	2.16	2.63	(0.45)	—	(0.45)
Year Ended June 30, 2023	17.33	0.40	1.56	1.96	(0.37)	(1.09)	(1.46)
Year Ended June 30, 2022	23.81	0.42	(3.36)	(2.94)	(0.53)	(3.01)	(3.54)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$22.91	14.93%	$625,442	0.44%	2.27%	0.52%	27%
21.07	11.39	637,606	0.44	2.16	0.52	17
19.79	14.35	641,357	0.44	2.09	0.52	22
17.65	11.67	645,728	0.43	1.81	0.52	18
17.15	(15.33)	710,149	0.43	1.50	0.52	34

22.51	14.29	6,681	1.00	1.67	1.04	27
20.72	10.76	6,721	1.00	1.60	1.05	17
19.47	13.78	8,316	1.00	1.50	1.05	22
17.35	11.01	9,043	1.00	1.25	1.04	18
16.88	(15.81)	10,174	1.00	0.97	1.03	34

23.14	15.17	137,292	0.25	2.44	0.26	27
21.27	11.57	132,698	0.25	2.31	0.26	17
19.97	14.61	150,008	0.25	2.28	0.26	22
17.80	11.87	154,541	0.25	2.06	0.27	18
17.29	(15.19)	211,579	0.25	1.70	0.26	34

22.73	14.57	177,158	0.75	1.94	0.77	27
20.92	11.06	168,844	0.75	1.85	0.76	17
19.65	14.00	176,699	0.75	1.78	0.77	22
17.53	11.31	173,552	0.75	1.52	0.77	18
17.05	(15.60)	167,191	0.75	1.21	0.77	34

22.75	14.86	25,284	0.50	2.13	0.52	27
20.93	11.31	26,275	0.50	2.08	0.52	17
19.66	14.37	26,742	0.50	1.99	0.52	22
17.52	11.52	28,110	0.50	1.79	0.52	18
17.05	(15.39)	30,308	0.50	1.43	0.52	34

23.15	15.14	5,168	0.25	2.44	0.27	27
21.29	11.65	4,382	0.25	2.25	0.27	17
19.98	14.58	3,053	0.25	2.12	0.29	22
17.78	11.86	4,323	0.25	1.98	0.27	18
17.26	(15.14)	8,959	0.25	1.62	0.27	34

23.17	15.31	769,510	0.10	2.59	0.11	27
21.30	11.76	751,709	0.10	2.52	0.11	17
20.00	14.78	728,966	0.10	2.52	0.11	22
17.83	12.03	806,622	0.10	2.16	0.11	18
17.32	(15.03)	1,087,075	0.10	1.86	0.11	34

23.18	15.42	1,670,543	0.00	2.88	0.01	27
21.31	11.87	2,296,103	0.00	2.61	0.01	17
20.01	14.94	2,007,601	0.00	2.54	0.01	22
17.83	12.10	2,066,266	0.00	2.29	0.01	18
17.33	(14.94)	1,916,064	0.00	1.97	0.01	34

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund
Class A
Year Ended June 30, 2026	$23.15	$0.46	$3.26	$3.72	$(0.51)	$(0.80)	$(1.31)
Year Ended June 30, 2025	21.62	0.40	2.13	2.53	(0.49)	(0.51)	(1.00)
Year Ended June 30, 2024	18.99	0.35	2.63	2.98	(0.35)	—	(0.35)
Year Ended June 30, 2023	18.45	0.30	1.94	2.24	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2022	25.76	0.33	(3.68)	(3.35)	(0.55)	(3.41)	(3.96)
Class C
Year Ended June 30, 2026	22.43	0.31	3.15	3.46	(0.39)	(0.80)	(1.19)
Year Ended June 30, 2025	20.97	0.27	2.07	2.34	(0.37)	(0.51)	(0.88)
Year Ended June 30, 2024	18.43	0.24	2.54	2.78	(0.24)	—	(0.24)
Year Ended June 30, 2023	17.95	0.19	1.89	2.08	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.26	0.19	(3.58)	(3.39)	(0.51)	(3.41)	(3.92)
Class I
Year Ended June 30, 2026	23.30	0.51	3.28	3.79	(0.57)	(0.80)	(1.37)
Year Ended June 30, 2025	21.75	0.44	2.15	2.59	(0.53)	(0.51)	(1.04)
Year Ended June 30, 2024	19.10	0.39	2.64	3.03	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.54	0.34	1.96	2.30	(0.32)	(1.42)	(1.74)
Year Ended June 30, 2022	25.85	0.37	(3.70)	(3.33)	(0.57)	(3.41)	(3.98)
Class R2
Year Ended June 30, 2026	22.87	0.38	3.22	3.60	(0.45)	(0.80)	(1.25)
Year Ended June 30, 2025	21.37	0.33	2.10	2.43	(0.42)	(0.51)	(0.93)
Year Ended June 30, 2024	18.78	0.29	2.59	2.88	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.26	0.24	1.93	2.17	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2022	25.59	0.25	(3.64)	(3.39)	(0.53)	(3.41)	(3.94)
Class R3
Year Ended June 30, 2026	23.16	0.42	3.27	3.69	(0.48)	(0.80)	(1.28)
Year Ended June 30, 2025	21.62	0.39	2.13	2.52	(0.47)	(0.51)	(0.98)
Year Ended June 30, 2024	18.99	0.34	2.62	2.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.35	0.23	2.01	2.24	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.66	0.31	(3.67)	(3.36)	(0.54)	(3.41)	(3.95)
Class R4
Year Ended June 30, 2026	23.18	0.51	3.26	3.77	(0.57)	(0.80)	(1.37)
Year Ended June 30, 2025	21.65	0.45	2.13	2.58	(0.54)	(0.51)	(1.05)
Year Ended June 30, 2024	19.02	0.40	2.62	3.02	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.50	0.41	1.88	2.29	(0.35)	(1.42)	(1.77)
Year Ended June 30, 2022	25.81	0.35	(3.68)	(3.33)	(0.57)	(3.41)	(3.98)
Class R5
Year Ended June 30, 2026	23.41	0.55	3.29	3.84	(0.60)	(0.80)	(1.40)
Year Ended June 30, 2025	21.85	0.48	2.16	2.64	(0.57)	(0.51)	(1.08)
Year Ended June 30, 2024	19.19	0.44	2.64	3.08	(0.42)	—	(0.42)
Year Ended June 30, 2023	18.62	0.38	1.95	2.33	(0.34)	(1.42)	(1.76)
Year Ended June 30, 2022	25.93	0.41	(3.72)	(3.31)	(0.59)	(3.41)	(4.00)
Class R6
Year Ended June 30, 2026	23.41	0.62	3.24	3.86	(0.62)	(0.80)	(1.42)
Year Ended June 30, 2025	21.85	0.50	2.16	2.66	(0.59)	(0.51)	(1.10)
Year Ended June 30, 2024	19.19	0.45	2.64	3.09	(0.43)	—	(0.43)
Year Ended June 30, 2023	18.63	0.39	1.96	2.35	(0.37)	(1.42)	(1.79)
Year Ended June 30, 2022	25.93	0.43	(3.72)	(3.29)	(0.60)	(3.41)	(4.01)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$25.56	16.59%	$605,250	0.44%	1.91%	0.52%	16%
23.15	12.04	626,197	0.44	1.81	0.52	16
21.62	15.83	637,489	0.44	1.79	0.52	21
18.99	13.12	656,787	0.43	1.63	0.52	16
18.45	(15.82)	677,060	0.43	1.40	0.52	36

24.70	15.90	11,176	1.00	1.33	1.04	16
22.43	11.43	10,994	1.00	1.25	1.04	16
20.97	15.19	11,477	1.00	1.22	1.04	21
18.43	12.47	11,359	1.00	1.07	1.03	16
17.95	(16.28)	11,955	1.00	0.86	1.04	36

25.72	16.78	203,646	0.25	2.08	0.26	16
23.30	12.27	188,535	0.25	1.99	0.26	16
21.75	16.05	202,471	0.25	1.97	0.26	21
19.10	13.39	212,173	0.25	1.86	0.27	16
18.54	(15.69)	267,740	0.25	1.58	0.26	36

25.22	16.22	160,205	0.75	1.58	0.77	16
22.87	11.68	154,715	0.75	1.50	0.76	16
21.37	15.46	160,943	0.75	1.48	0.77	21
18.78	12.83	157,484	0.75	1.34	0.77	16
18.26	(16.09)	153,273	0.75	1.09	0.77	36

25.57	16.45	15,128	0.50	1.75	0.52	16
23.16	11.99	19,700	0.50	1.75	0.52	16
21.62	15.76	21,036	0.50	1.71	0.52	21
18.99	13.11	20,493	0.50	1.27	0.52	16
18.35	(15.91)	51,430	0.50	1.35	0.52	36

25.58	16.79	55,434	0.25	2.08	0.26	16
23.18	12.26	49,735	0.25	2.01	0.26	16
21.65	16.06	43,150	0.25	1.99	0.26	21
19.02	13.40	36,240	0.25	2.22	0.27	16
18.50	(15.71)	7,965	0.25	1.50	0.27	36

25.85	16.95	982,152	0.10	2.23	0.11	16
23.41	12.45	931,089	0.10	2.17	0.11	16
21.85	16.22	871,347	0.10	2.22	0.11	21
19.19	13.56	938,361	0.10	2.03	0.12	16
18.62	(15.57)	1,254,341	0.10	1.76	0.11	36

25.85	17.06	1,620,208	0.00	2.55	0.01	16
23.41	12.56	2,141,439	0.00	2.26	0.01	16
21.85	16.33	1,872,827	0.00	2.24	0.01	21
19.19	13.65	1,931,128	0.00	2.11	0.02	16
18.63	(15.48)	1,747,795	0.00	1.87	0.01	36

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund
Class A
Year Ended June 30, 2026	$23.49	$0.41	$3.64	$4.05	$(0.47)	$(0.76)	$(1.23)
Year Ended June 30, 2025	21.76	0.35	2.30	2.65	(0.45)	(0.47)	(0.92)
Year Ended June 30, 2024	18.89	0.30	2.87	3.17	(0.30)	—	(0.30)
Year Ended June 30, 2023	18.35	0.26	2.15	2.41	(0.24)	(1.63)	(1.87)
Year Ended June 30, 2022	25.52	0.30	(3.70)	(3.40)	(0.59)	(3.18)	(3.77)
Class C
Year Ended June 30, 2026	22.85	0.25	3.55	3.80	(0.34)	(0.76)	(1.10)
Year Ended June 30, 2025	21.18	0.21	2.25	2.46	(0.32)	(0.47)	(0.79)
Year Ended June 30, 2024	18.41	0.20	2.77	2.97	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.93	0.16	2.09	2.25	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2022	25.12	0.16	(3.62)	(3.46)	(0.55)	(3.18)	(3.73)
Class I
Year Ended June 30, 2026	23.67	0.46	3.67	4.13	(0.52)	(0.76)	(1.28)
Year Ended June 30, 2025	21.91	0.38	2.33	2.71	(0.48)	(0.47)	(0.95)
Year Ended June 30, 2024	19.02	0.35	2.88	3.23	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.46	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.63	0.34	(3.73)	(3.39)	(0.60)	(3.18)	(3.78)
Class R2
Year Ended June 30, 2026	23.20	0.32	3.60	3.92	(0.41)	(0.76)	(1.17)
Year Ended June 30, 2025	21.50	0.27	2.28	2.55	(0.38)	(0.47)	(0.85)
Year Ended June 30, 2024	18.68	0.24	2.83	3.07	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.16	0.21	2.13	2.34	(0.19)	(1.63)	(1.82)
Year Ended June 30, 2022	25.37	0.22	(3.68)	(3.46)	(0.57)	(3.18)	(3.75)
Class R3
Year Ended June 30, 2026	23.35	0.36	3.65	4.01	(0.45)	(0.76)	(1.21)
Year Ended June 30, 2025	21.63	0.33	2.29	2.62	(0.43)	(0.47)	(0.90)
Year Ended June 30, 2024	18.78	0.27	2.86	3.13	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.25	0.25	2.14	2.39	(0.23)	(1.63)	(1.86)
Year Ended June 30, 2022	25.42	0.28	(3.68)	(3.40)	(0.59)	(3.18)	(3.77)
Class R4
Year Ended June 30, 2026	23.63	0.49	3.63	4.12	(0.54)	(0.76)	(1.30)
Year Ended June 30, 2025	21.88	0.39	2.32	2.71	(0.49)	(0.47)	(0.96)
Year Ended June 30, 2024	18.98	0.32	2.90	3.22	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.42	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.58	0.31	(3.69)	(3.38)	(0.60)	(3.18)	(3.78)
Class R5
Year Ended June 30, 2026	23.73	0.49	3.68	4.17	(0.55)	(0.76)	(1.31)
Year Ended June 30, 2025	21.97	0.43	2.33	2.76	(0.53)	(0.47)	(1.00)
Year Ended June 30, 2024	19.07	0.40	2.87	3.27	(0.37)	—	(0.37)
Year Ended June 30, 2023	18.51	0.33	2.16	2.49	(0.30)	(1.63)	(1.93)
Year Ended June 30, 2022	25.66	0.38	(3.74)	(3.36)	(0.61)	(3.18)	(3.79)
Class R6
Year Ended June 30, 2026	23.73	0.57	3.63	4.20	(0.58)	(0.76)	(1.34)
Year Ended June 30, 2025	21.97	0.45	2.33	2.78	(0.55)	(0.47)	(1.02)
Year Ended June 30, 2024	19.07	0.40	2.89	3.29	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.51	0.35	2.16	2.51	(0.32)	(1.63)	(1.95)
Year Ended June 30, 2022	25.65	0.40	(3.74)	(3.34)	(0.62)	(3.18)	(3.80)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$26.31	17.75%	$531,150	0.44%	1.64%	0.53%	16%
23.49	12.48	520,491	0.44	1.55	0.52	17
21.76	16.93	510,708	0.44	1.54	0.53	21
18.89	14.22	509,718	0.43	1.43	0.53	16
18.35	(16.11)	521,553	0.43	1.28	0.52	40

25.55	17.11	6,391	1.00	1.04	1.05	16
22.85	11.88	6,252	1.00	0.97	1.05	17
21.18	16.25	6,485	1.00	1.03	1.06	21
18.41	13.58	6,233	1.00	0.91	1.05	16
17.93	(16.60)	6,283	1.00	0.72	1.04	40

26.52	17.99	104,532	0.25	1.84	0.27	16
23.67	12.70	103,571	0.25	1.67	0.27	17
21.91	17.14	117,835	0.25	1.74	0.27	21
19.02	14.47	119,321	0.25	1.71	0.27	16
18.46	(16.01)	161,938	0.25	1.45	0.27	40

25.95	17.36	150,025	0.75	1.30	0.77	16
23.20	12.15	136,925	0.75	1.24	0.77	17
21.50	16.54	132,296	0.75	1.24	0.77	21
18.68	13.92	125,042	0.75	1.14	0.77	16
18.16	(16.45)	119,432	0.75	0.97	0.77	40

26.15	17.67	18,005	0.50	1.47	0.52	16
23.35	12.40	19,971	0.50	1.47	0.52	17
21.63	16.83	19,601	0.50	1.39	0.52	21
18.78	14.19	20,029	0.50	1.38	0.52	16
18.25	(16.20)	21,019	0.50	1.21	0.52	40

26.45	17.96	4,062	0.25	1.95	0.27	16
23.63	12.73	3,038	0.25	1.74	0.27	17
21.88	17.14	2,502	0.25	1.62	0.29	21
18.98	14.45	2,670	0.25	1.68	0.28	16
18.42	(16.00)	5,215	0.25	1.32	0.27	40

26.59	18.14	671,750	0.10	1.95	0.11	16
23.73	12.88	624,326	0.10	1.90	0.11	17
21.97	17.34	578,627	0.10	2.03	0.11	21
19.07	14.60	654,843	0.10	1.80	0.12	16
18.51	(15.86)	845,697	0.10	1.64	0.11	40

26.59	18.26	1,398,489	0.00	2.30	0.02	16
23.73	12.99	1,841,099	0.00	1.99	0.02	17
21.97	17.45	1,561,270	0.00	1.99	0.01	21
19.07	14.75	1,599,405	0.00	1.91	0.02	16
18.51	(15.79)	1,425,466	0.00	1.75	0.02	40

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund
Class A
Year Ended June 30, 2026	$24.39	$0.37	$4.07	$4.44	$(0.45)	$(0.80)	$(1.25)
Year Ended June 30, 2025	22.15	0.32	2.46	2.78	(0.44)	(0.10)	(0.54)
Year Ended June 30, 2024	19.12	0.29	3.03	3.32	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.45	0.25	2.23	2.48	(0.26)	(1.55)	(1.81)
Year Ended June 30, 2022	25.66	0.29	(3.77)	(3.48)	(0.59)	(3.14)	(3.73)
Class C
Year Ended June 30, 2026	23.69	0.22	3.95	4.17	(0.32)	(0.80)	(1.12)
Year Ended June 30, 2025	21.53	0.19	2.39	2.58	(0.32)	(0.10)	(0.42)
Year Ended June 30, 2024	18.60	0.17	2.94	3.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	18.00	0.15	2.16	2.31	(0.16)	(1.55)	(1.71)
Year Ended June 30, 2022	25.22	0.17	(3.69)	(3.52)	(0.56)	(3.14)	(3.70)
Class I
Year Ended June 30, 2026	24.58	0.42	4.11	4.53	(0.51)	(0.80)	(1.31)
Year Ended June 30, 2025	22.31	0.36	2.49	2.85	(0.48)	(0.10)	(0.58)
Year Ended June 30, 2024	19.26	0.32	3.05	3.37	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.57	0.30	2.23	2.53	(0.29)	(1.55)	(1.84)
Year Ended June 30, 2022	25.77	0.34	(3.80)	(3.46)	(0.60)	(3.14)	(3.74)
Class R2
Year Ended June 30, 2026	24.08	0.28	4.02	4.30	(0.39)	(0.80)	(1.19)
Year Ended June 30, 2025	21.87	0.24	2.44	2.68	(0.37)	(0.10)	(0.47)
Year Ended June 30, 2024	18.89	0.22	2.99	3.21	(0.23)	—	(0.23)
Year Ended June 30, 2023	18.25	0.20	2.20	2.40	(0.21)	(1.55)	(1.76)
Year Ended June 30, 2022	25.48	0.22	(3.74)	(3.52)	(0.57)	(3.14)	(3.71)
Class R3
Year Ended June 30, 2026	24.27	0.33	4.07	4.40	(0.43)	(0.80)	(1.23)
Year Ended June 30, 2025	22.02	0.30	2.45	2.75	(0.40)	(0.10)	(0.50)
Year Ended June 30, 2024	19.01	0.26	3.03	3.29	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.35	0.23	2.22	2.45	(0.24)	(1.55)	(1.79)
Year Ended June 30, 2022	25.55	0.28	(3.75)	(3.47)	(0.59)	(3.14)	(3.73)
Class R4
Year Ended June 30, 2026	24.50	0.41	4.10	4.51	(0.51)	(0.80)	(1.31)
Year Ended June 30, 2025	22.25	0.37	2.47	2.84	(0.49)	(0.10)	(0.59)
Year Ended June 30, 2024	19.21	0.32	3.05	3.37	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.54	0.32	2.20	2.52	(0.30)	(1.55)	(1.85)
Year Ended June 30, 2022	25.73	0.32	(3.77)	(3.45)	(0.60)	(3.14)	(3.74)
Class R5
Year Ended June 30, 2026	24.66	0.46	4.12	4.58	(0.55)	(0.80)	(1.35)
Year Ended June 30, 2025	22.39	0.41	2.48	2.89	(0.52)	(0.10)	(0.62)
Year Ended June 30, 2024	19.32	0.38	3.05	3.43	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.63	0.35	2.21	2.56	(0.32)	(1.55)	(1.87)
Year Ended June 30, 2022	25.82	0.38	(3.81)	(3.43)	(0.62)	(3.14)	(3.76)
Class R6
Year Ended June 30, 2026	24.68	0.55	4.06	4.61	(0.57)	(0.80)	(1.37)
Year Ended June 30, 2025	22.41	0.42	2.49	2.91	(0.54)	(0.10)	(0.64)
Year Ended June 30, 2024	19.34	0.38	3.07	3.45	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.65	0.34	2.24	2.58	(0.34)	(1.55)	(1.89)
Year Ended June 30, 2022	25.83	0.40	(3.81)	(3.41)	(0.63)	(3.14)	(3.77)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$27.58	18.72%	$451,688	0.44%	1.45%	0.52%	16%
24.39	12.77	452,902	0.44	1.39	0.52	15
22.15	17.52	437,142	0.44	1.43	0.53	22
19.12	14.52	415,427	0.43	1.36	0.53	17
18.45	(16.32)	410,646	0.43	1.26	0.52	42

26.74	18.05	8,013	1.00	0.87	1.05	16
23.69	12.13	8,182	1.00	0.84	1.05	15
21.53	16.84	8,113	1.00	0.87	1.06	22
18.60	13.86	7,943	1.00	0.83	1.05	17
18.00	(16.78)	7,296	1.00	0.73	1.05	42

27.80	18.95	161,975	0.25	1.62	0.27	16
24.58	13.00	148,154	0.25	1.56	0.27	15
22.31	17.69	160,188	0.25	1.60	0.27	22
19.26	14.76	165,089	0.25	1.63	0.27	17
18.57	(16.17)	197,122	0.25	1.44	0.27	42

27.19	18.33	141,766	0.75	1.12	0.77	16
24.08	12.42	127,426	0.75	1.07	0.77	15
21.87	17.14	129,170	0.75	1.12	0.77	22
18.89	14.20	120,984	0.75	1.08	0.77	17
18.25	(16.59)	111,445	0.75	0.96	0.77	42

27.44	18.61	16,183	0.50	1.29	0.52	16
24.27	12.70	18,798	0.50	1.31	0.52	15
22.02	17.44	24,647	0.50	1.30	0.52	22
19.01	14.45	22,993	0.50	1.28	0.52	17
18.35	(16.36)	24,905	0.50	1.20	0.52	42

27.70	18.95	16,700	0.25	1.59	0.27	16
24.50	12.97	11,723	0.25	1.59	0.27	15
22.25	17.72	9,723	0.25	1.60	0.27	22
19.21	14.74	7,837	0.25	1.71	0.27	17
18.54	(16.15)	6,998	0.25	1.37	0.27	42

27.89	19.09	798,752	0.10	1.76	0.11	16
24.66	13.15	716,681	0.10	1.75	0.12	15
22.39	17.93	647,383	0.10	1.88	0.12	22
19.32	14.87	662,293	0.10	1.89	0.12	17
18.63	(16.04)	956,841	0.10	1.62	0.12	42

27.92	19.23	1,247,654	0.00	2.10	0.02	16
24.68	13.25	1,511,164	0.00	1.83	0.02	15
22.41	18.03	1,258,120	0.00	1.87	0.02	22
19.34	15.02	1,297,128	0.00	1.85	0.02	17
18.65	(15.95)	1,140,227	0.00	1.73	0.02	42

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund
Class A
Year Ended June 30, 2026	$29.52	$0.46	$4.92	$5.38	$(0.55)	$(0.83)	$(1.38)
Year Ended June 30, 2025	26.74	0.38	2.99	3.37	(0.53)	(0.06)	(0.59)
Year Ended June 30, 2024	23.10	0.35	3.64	3.99	(0.35)	—	(0.35)
Year Ended June 30, 2023	22.13	0.30	2.68	2.98	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.64	0.34	(4.52)	(4.18)	(0.70)	(2.63)	(3.33)
Class C
Year Ended June 30, 2026	28.95	0.26	4.84	5.10	(0.39)	(0.83)	(1.22)
Year Ended June 30, 2025	26.20	0.22	2.94	3.16	(0.35)	(0.06)	(0.41)
Year Ended June 30, 2024	22.65	0.21	3.56	3.77	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.73	0.18	2.64	2.82	(0.18)	(1.72)	(1.90)
Year Ended June 30, 2022	29.29	0.19	(4.45)	(4.26)	(0.67)	(2.63)	(3.30)
Class I
Year Ended June 30, 2026	29.68	0.52	4.94	5.46	(0.62)	(0.83)	(1.45)
Year Ended June 30, 2025	26.86	0.42	3.03	3.45	(0.57)	(0.06)	(0.63)
Year Ended June 30, 2024	23.19	0.40	3.66	4.06	(0.39)	—	(0.39)
Year Ended June 30, 2023	22.21	0.36	2.68	3.04	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.70	0.39	(4.53)	(4.14)	(0.72)	(2.63)	(3.35)
Class R2
Year Ended June 30, 2026	29.26	0.34	4.90	5.24	(0.47)	(0.83)	(1.30)
Year Ended June 30, 2025	26.51	0.30	2.95	3.25	(0.44)	(0.06)	(0.50)
Year Ended June 30, 2024	22.90	0.27	3.62	3.89	(0.28)	—	(0.28)
Year Ended June 30, 2023	21.96	0.24	2.65	2.89	(0.23)	(1.72)	(1.95)
Year Ended June 30, 2022	29.51	0.25	(4.49)	(4.24)	(0.68)	(2.63)	(3.31)
Class R3
Year Ended June 30, 2026	29.40	0.40	4.93	5.33	(0.51)	(0.83)	(1.34)
Year Ended June 30, 2025	26.60	0.35	2.99	3.34	(0.48)	(0.06)	(0.54)
Year Ended June 30, 2024	22.97	0.31	3.65	3.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.03	0.30	2.65	2.95	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.54	0.32	(4.50)	(4.18)	(0.70)	(2.63)	(3.33)
Class R4
Year Ended June 30, 2026	29.69	0.51	4.95	5.46	(0.61)	(0.83)	(1.44)
Year Ended June 30, 2025	26.89	0.44	3.01	3.45	(0.59)	(0.06)	(0.65)
Year Ended June 30, 2024	23.16	0.32	3.74	4.06	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.19	0.33	2.70	3.03	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.68	0.35	(4.49)	(4.14)	(0.72)	(2.63)	(3.35)
Class R5
Year Ended June 30, 2026	29.72	0.56	4.97	5.53	(0.66)	(0.83)	(1.49)
Year Ended June 30, 2025	26.92	0.49	2.99	3.48	(0.62)	(0.06)	(0.68)
Year Ended June 30, 2024	23.24	0.45	3.66	4.11	(0.43)	—	(0.43)
Year Ended June 30, 2023	22.26	0.40	2.67	3.07	(0.37)	(1.72)	(2.09)
Year Ended June 30, 2022	29.73	0.44	(4.55)	(4.11)	(0.73)	(2.63)	(3.36)
Class R6
Year Ended June 30, 2026	29.76	0.66	4.90	5.56	(0.69)	(0.83)	(1.52)
Year Ended June 30, 2025	26.94	0.51	3.02	3.53	(0.65)	(0.06)	(0.71)
Year Ended June 30, 2024	23.26	0.46	3.67	4.13	(0.45)	—	(0.45)
Year Ended June 30, 2023	22.28	0.41	2.69	3.10	(0.40)	(1.72)	(2.12)
Year Ended June 30, 2022	29.74	0.47	(4.55)	(4.08)	(0.75)	(2.63)	(3.38)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$33.52	18.72%	$308,781	0.44%	1.47%	0.53%	20%
29.52	12.79	292,359	0.44	1.39	0.53	14
26.74	17.43	260,250	0.44	1.43	0.53	25
23.10	14.52	236,957	0.43	1.38	0.53	20
22.13	(16.24)	229,868	0.42	1.25	0.53	44

32.83	18.04	5,688	1.00	0.84	1.06	20
28.95	12.19	5,382	1.00	0.81	1.06	14
26.20	16.76	5,521	1.00	0.88	1.08	25
22.65	13.91	5,686	1.00	0.83	1.06	20
21.73	(16.74)	5,304	1.01	0.72	1.06	44

33.69	18.88	68,142	0.25	1.64	0.27	20
29.68	13.03	58,282	0.25	1.51	0.27	14
26.86	17.68	71,133	0.25	1.65	0.28	25
23.19	14.72	76,441	0.25	1.63	0.28	20
22.21	(16.10)	97,551	0.25	1.42	0.28	44

33.20	18.35	121,473	0.75	1.11	0.77	20
29.26	12.42	108,152	0.75	1.08	0.77	14
26.51	17.11	101,778	0.75	1.12	0.78	25
22.90	14.16	92,962	0.75	1.08	0.78	20
21.96	(16.53)	85,684	0.76	0.92	0.78	44

33.39	18.61	9,078	0.50	1.28	0.53	20
29.40	12.73	10,095	0.50	1.28	0.53	14
26.60	17.40	11,986	0.50	1.30	0.53	25
22.97	14.42	11,606	0.50	1.34	0.54	20
22.03	(16.31)	10,367	0.50	1.18	0.54	44

33.71	18.91	1,917	0.25	1.61	0.29	20
29.69	13.02	1,577	0.25	1.59	0.28	14
26.89	17.70	1,248	0.25	1.34	0.32	25
23.16	14.69	2,206	0.25	1.49	0.29	20
22.19	(16.12)	2,315	0.25	1.25	0.28	44

33.76	19.11	549,898	0.10	1.77	0.12	20
29.72	13.15	479,375	0.10	1.76	0.12	14
26.92	17.87	445,333	0.10	1.86	0.12	25
23.24	14.86	411,787	0.10	1.81	0.13	20
22.26	(15.97)	472,573	0.10	1.62	0.12	44

33.80	19.20	873,188	0.00	2.09	0.02	20
29.76	13.33	1,022,205	0.00	1.83	0.02	14
26.94	17.96	801,577	0.00	1.87	0.02	25
23.26	15.00	849,896	0.00	1.86	0.03	20
22.28	(15.88)	703,185	0.00	1.73	0.03	44

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund
Class A
Year Ended June 30, 2026	$24.82	$0.40	$4.15	$4.55	$(0.45)	$(0.59)	$(1.04)
Year Ended June 30, 2025	22.62	0.32	2.51	2.83	(0.44)	(0.19)	(0.63)
Year Ended June 30, 2024	19.54	0.29	3.09	3.38	(0.30)	—	(0.30)
Year Ended June 30, 2023	18.13	0.24	2.28	2.52	(0.23)	(0.88)	(1.11)
Year Ended June 30, 2022	23.51	0.29	(3.73)	(3.44)	(0.57)	(1.37)	(1.94)
Class C
Year Ended June 30, 2026	24.41	0.21	4.11	4.32	(0.31)	(0.59)	(0.90)
Year Ended June 30, 2025	22.26	0.19	2.47	2.66	(0.32)	(0.19)	(0.51)
Year Ended June 30, 2024	19.24	0.18	3.04	3.22	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.87	0.16	2.22	2.38	(0.13)	(0.88)	(1.01)
Year Ended June 30, 2022	23.31	0.18	(3.71)	(3.53)	(0.54)	(1.37)	(1.91)
Class I
Year Ended June 30, 2026	24.93	0.43	4.18	4.61	(0.52)	(0.59)	(1.11)
Year Ended June 30, 2025	22.71	0.37	2.52	2.89	(0.48)	(0.19)	(0.67)
Year Ended June 30, 2024	19.60	0.32	3.12	3.44	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.19	0.30	2.26	2.56	(0.27)	(0.88)	(1.15)
Year Ended June 30, 2022	23.56	0.31	(3.73)	(3.42)	(0.58)	(1.37)	(1.95)
Class R2
Year Ended June 30, 2026	24.63	0.29	4.13	4.42	(0.40)	(0.59)	(0.99)
Year Ended June 30, 2025	22.45	0.25	2.50	2.75	(0.38)	(0.19)	(0.57)
Year Ended June 30, 2024	19.40	0.23	3.07	3.30	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.02	0.20	2.24	2.44	(0.18)	(0.88)	(1.06)
Year Ended June 30, 2022	23.44	0.20	(3.70)	(3.50)	(0.55)	(1.37)	(1.92)
Class R3
Year Ended June 30, 2026	24.82	0.33	4.20	4.53	(0.42)	(0.59)	(1.01)
Year Ended June 30, 2025	22.60	0.31	2.51	2.82	(0.41)	(0.19)	(0.60)
Year Ended June 30, 2024	19.52	0.27	3.09	3.36	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.11	0.23	2.28	2.51	(0.22)	(0.88)	(1.10)
Year Ended June 30, 2022	23.51	0.26	(3.73)	(3.47)	(0.56)	(1.37)	(1.93)
Class R4
Year Ended June 30, 2026	24.86	0.43	4.17	4.60	(0.52)	(0.59)	(1.11)
Year Ended June 30, 2025	22.65	0.37	2.51	2.88	(0.48)	(0.19)	(0.67)
Year Ended June 30, 2024	19.55	0.33	3.11	3.44	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.19	0.35	2.19	2.54	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.55	0.29	(3.70)	(3.41)	(0.58)	(1.37)	(1.95)
Class R5
Year Ended June 30, 2026	24.95	0.46	4.19	4.65	(0.55)	(0.59)	(1.14)
Year Ended June 30, 2025	22.72	0.41	2.53	2.94	(0.52)	(0.19)	(0.71)
Year Ended June 30, 2024	19.61	0.39	3.08	3.47	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.20	0.35	2.24	2.59	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.56	0.35	(3.75)	(3.40)	(0.59)	(1.37)	(1.96)
Class R6
Year Ended June 30, 2026	25.01	0.56	4.13	4.69	(0.57)	(0.59)	(1.16)
Year Ended June 30, 2025	22.77	0.43	2.54	2.97	(0.54)	(0.19)	(0.73)
Year Ended June 30, 2024	19.66	0.39	3.10	3.49	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.24	0.35	2.27	2.62	(0.32)	(0.88)	(1.20)
Year Ended June 30, 2022	23.59	0.38	(3.76)	(3.38)	(0.60)	(1.37)	(1.97)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$28.33	18.76%	$83,540	0.44%	1.51%	0.54%	27%
24.82	12.76	81,991	0.44	1.38	0.55	15
22.62	17.46	65,268	0.44	1.42	0.57	39
19.54	14.59	47,910	0.43	1.30	0.57	24
18.13	(16.24)	39,896	0.43	1.30	0.59	47

27.83	18.08	3,835	1.00	0.81	1.07	27
24.41	12.13	3,564	1.00	0.81	1.08	15
22.26	16.84	3,257	1.00	0.88	1.11	39
19.24	13.90	2,296	1.00	0.90	1.10	24
17.87	(16.76)	1,873	1.01	0.83	1.10	47

28.43	18.92	55,846	0.25	1.61	0.28	27
24.93	12.99	41,778	0.25	1.57	0.29	15
22.71	17.70	33,157	0.25	1.55	0.30	39
19.60	14.80	27,615	0.25	1.63	0.31	24
18.19	(16.12)	28,164	0.26	1.41	0.33	47

28.06	18.35	20,734	0.75	1.11	0.79	27
24.63	12.43	15,979	0.75	1.08	0.80	15
22.45	17.11	13,477	0.75	1.14	0.82	39
19.40	14.19	10,268	0.75	1.07	0.82	24
18.02	(16.53)	9,499	0.76	0.94	0.84	47

28.34	18.66	7,987	0.50	1.24	0.55	27
24.82	12.72	8,799	0.50	1.33	0.55	15
22.60	17.38	8,815	0.50	1.31	0.57	39
19.52	14.51	7,473	0.50	1.26	0.57	24
18.11	(16.34)	7,162	0.51	1.20	0.59	47

28.35	18.94	8,915	0.25	1.63	0.28	27
24.86	12.98	7,413	0.25	1.58	0.29	15
22.65	17.76	5,579	0.25	1.62	0.32	39
19.55	14.71	3,498	0.25	1.88	0.32	24
18.19	(16.09)	407	0.26	1.29	0.37	47

28.46	19.09	236,175	0.10	1.75	0.13	27
24.95	13.19	198,899	0.10	1.76	0.14	15
22.72	17.89	167,313	0.10	1.87	0.15	39
19.61	14.97	144,381	0.10	1.86	0.15	24
18.20	(16.02)	115,172	0.11	1.58	0.18	47

28.54	19.24	503,964	0.00	2.10	0.03	27
25.01	13.31	534,049	0.00	1.82	0.04	15
22.77	17.94	384,938	0.00	1.86	0.05	39
19.66	15.11	362,709	0.00	1.87	0.06	24
18.24	(15.92)	260,352	0.01	1.72	0.08	47

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	73

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2065 Fund
Class A
Year Ended June 30, 2026	$21.88	$0.39	$3.60	$3.99	$(0.39)	$(0.33)	$(0.72)
Year Ended June 30, 2025	19.81	0.26	2.21	2.47	(0.36)	(0.04)	(0.40)
Year Ended June 30, 2024	17.14	0.25	2.72	2.97	(0.24)	(0.06)	(0.30)
November 1, 2022 (j) through June 30, 2023	15.00	0.13	2.18	2.31	(0.17)	—	(0.17)
Class C
Year Ended June 30, 2026	21.83	0.17	3.68	3.85	(0.35)	(0.33)	(0.68)
Year Ended June 30, 2025	19.72	0.14	2.22	2.36	(0.21)	(0.04)	(0.25)
Year Ended June 30, 2024	17.09	0.16	2.69	2.85	(0.16)	(0.06)	(0.22)
November 1, 2022 (j) through June 30, 2023	15.00	0.14	2.11	2.25	(0.16)	—	(0.16)
Class I
Year Ended June 30, 2026	21.95	0.38	3.67	4.05	(0.46)	(0.33)	(0.79)
Year Ended June 30, 2025	19.86	0.31	2.21	2.52	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2024	17.16	0.29	2.72	3.01	(0.25)	(0.06)	(0.31)
November 1, 2022 (j) through June 30, 2023	15.00	0.21	2.13	2.34	(0.18)	—	(0.18)
Class R2
Year Ended June 30, 2026	21.91	0.27	3.65	3.92	(0.41)	(0.33)	(0.74)
Year Ended June 30, 2025	19.83	0.16	2.26	2.42	(0.30)	(0.04)	(0.34)
Year Ended June 30, 2024	17.11	0.19	2.72	2.91	(0.13)	(0.06)	(0.19)
November 1, 2022 (j) through June 30, 2023	15.00	0.17	2.11	2.28	(0.17)	—	(0.17)
Class R3
Year Ended June 30, 2026	21.97	0.15	3.88	4.03	—	(0.33)	(0.33)
Year Ended June 30, 2025	19.85	0.25	2.22	2.47	(0.31)	(0.04)	(0.35)
Year Ended June 30, 2024	17.13	0.23	2.73	2.96	(0.18)	(0.06)	(0.24)
November 1, 2022 (j) through June 30, 2023	15.00	0.20	2.10	2.30	(0.17)	—	(0.17)
Class R4
Year Ended June 30, 2026	21.99	0.47	3.59	4.06	(0.44)	(0.33)	(0.77)
Year Ended June 30, 2025	19.88	0.33	2.20	2.53	(0.38)	(0.04)	(0.42)
Year Ended June 30, 2024	17.16	0.30	2.70	3.00	(0.22)	(0.06)	(0.28)
November 1, 2022 (j) through June 30, 2023	15.00	0.22	2.12	2.34	(0.18)	—	(0.18)
Class R5
Year Ended June 30, 2026	21.99	0.40	3.69	4.09	(0.47)	(0.33)	(0.80)
Year Ended June 30, 2025	19.89	0.35	2.20	2.55	(0.41)	(0.04)	(0.45)
Year Ended June 30, 2024	17.17	0.22	2.82	3.04	(0.26)	(0.06)	(0.32)
November 1, 2022 (j) through June 30, 2023	15.00	0.22	2.13	2.35	(0.18)	—	(0.18)
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)(h)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.15	18.58%	$13,895	0.44%	1.67%	0.73%	19%
21.88	12.66	9,783	0.44	1.26	0.99	19
19.81	17.48	2,999	0.44 (i)	1.34 (i)	2.88 (i)	18
17.14	15.57	244	0.44 (i)	1.19 (i)	9.65 (i)	31

25.00	17.93	367	1.00	0.72	1.35	19
21.83	12.03	132	1.00	0.68	1.94	19
19.72	16.81	97	1.00 (i)	0.89 (i)	4.17 (i)	18
17.09	15.13	23	1.00 (i)	1.35 (i)	20.65 (i)	31

25.21	18.81	2,975	0.25	1.60	0.50	19
21.95	12.86	1,173	0.25	1.49	0.84	19
19.86	17.68	313	0.25 (i)	1.59 (i)	2.89 (i)	18
17.16	15.74	56	0.25 (i)	1.95 (i)	17.19 (i)	31

25.09	18.22	758	0.75	1.13	0.97	19
21.91	12.32	187	0.75	0.80	2.80	19
19.83	17.13	46	0.75 (i)	1.06 (i)	4.60 (i)	18
17.11	15.31	24	0.75 (i)	1.59 (i)	20.21 (i)	31

25.67	18.50	68	0.50	0.63	0.95	19
21.97	12.57	32	0.50	1.21	1.13	19
19.85	17.42	55	0.50 (i)	1.27 (i)	4.17 (i)	18
17.13	15.49	26	0.50 (i)	1.84 (i)	19.92 (i)	31

25.28	18.83	25	0.25	2.02	0.66	19
21.99	12.87	34	0.25	1.59	0.81	19
19.88	17.65	27	0.25 (i)	1.64 (i)	4.43 (i)	18
17.16	15.74	23	0.25 (i)	2.10 (i)	19.88 (i)	31

25.28	18.99	33,862	0.10	1.72	0.31	19
21.99	13.01	20,306	0.10	1.71	0.61	19
19.89	17.89	10,489	0.10 (i)	1.14 (i)	0.93 (i)	18
17.17	15.83	72	0.10 (i)	2.07 (i)	15.97 (i)	31
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	75

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2065 Fund (continued)
Class R6
Year Ended June 30, 2026	$22.02	$0.44	$3.68	$4.12	$(0.49)	$(0.33)	$(0.82)
Year Ended June 30, 2025	19.91	0.38	2.19	2.57	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2024	17.18	0.34	2.71	3.05	(0.26)	(0.06)	(0.32)
November 1, 2022 (j) through June 30, 2023	15.00	0.20	2.16	2.36	(0.18)	—	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds and ETFs.
(h)	Does not include income and expenses of Underlying Funds and ETFs.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(j)	Commencement of operations.
(k)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)(h)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.32	19.10%	$124,566	0.00%(k)	1.85%	0.21%	19%
22.02	13.12	58,745	0.00 (k)	1.81	0.49	19
19.91	17.96	16,005	0.00 (i)(k)	1.84 (i)	2.60 (i)	18
17.18	15.92	3,648	0.00 (i)(k)	1.86 (i)	12.74 (i)	31

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	77

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance					Ratios/Supplemental data
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period	Total return (excludes sales charge) (d) (e)
JPMorgan SmartRetirement® 2070 Fund
Class A
February 27, 2026 (j) through June 30, 2026	$15.00	$0.05	$0.75	$0.80	$15.80	5.33%
Class C
February 27, 2026 (j) through June 30, 2026	15.00	— (k)	0.77	0.77	15.77	5.13
Class I
February 27, 2026 (j) through June 30, 2026	15.00	0.03	0.78	0.81	15.81	5.40
Class R2
February 27, 2026 (j) through June 30, 2026	15.00	0.01	0.77	0.78	15.78	5.20
Class R3
February 27, 2026 (j) through June 30, 2026	15.00	0.02	0.78	0.80	15.80	5.33
Class R4
February 27, 2026 (j) through June 30, 2026	15.00	0.11	0.70	0.81	15.81	5.40
Class R5
February 27, 2026 (j) through June 30, 2026	15.00	0.04	0.78	0.82	15.82	5.47
Class R6
February 27, 2026 (j) through June 30, 2026	15.00	0.04	0.78	0.82	15.82	5.47

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Does not include expenses of Underlying Funds and ETFs.
(i)	Does not include income and expenses of Underlying Funds and ETFs.
(j)	Commencement of operations.
(k)	Amount rounds to less than $0.005.
(l)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan SmartRetirement® Funds	June 30, 2026

	Ratios to average net assets(a)
Net assets, end of period (000's)	Net expenses(f)(g)(h)	Net investment income (loss)(b)(g)(i)	Expenses without reimbursements(g)(h)	Portfolio turnover rate(d)

$111	0.44%	0.90%	9.04%	12%

26	1.00	(0.10)	12.76	12

21	0.25	0.61	12.40	12

24	0.75	0.13	12.85	12

21	0.50	0.36	12.65	12

903	0.25	2.04	3.10	12

21	0.10	0.76	12.25	12

1,962	0.00 (l)	0.85	10.92	12

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2025 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2030 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2035 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2040 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2045 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2050 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2055 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2060 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2065 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® 2070 Fund(1)	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified

(1)	Commencement of operations was February 27, 2026.
JPMorgan SmartRetirement® Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
JPMorgan SmartRetirement® Income Fund acquired all the assets and liabilities of the JPMorgan SmartRetirement® 2020 Fund in a reorganization on April 25, 2025. Please refer to Note 8 discussing the merger.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

80	J.P. Morgan SmartRetirement® Funds	June 30, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,818,817	$—	$—	$1,818,817

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,897,147	$—	$—	$1,897,147

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan SmartRetirement® 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$791,484	$—	$—	$791,484
Investment Companies	2,731,461	—	—	2,731,461
U.S. Treasury Obligations	—	3,625	—	3,625
Short-Term Investments
Investment Companies	20,002	—	—	20,002
Total Investments in Securities	$3,542,947	$3,625	$—	$3,546,572
Appreciation in Other Financial Instruments
Futures Contracts	$952	$—	$—	$952

JPMorgan SmartRetirement® 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$818,197	$—	$—	$818,197
Investment Companies	2,561,964	—	—	2,561,964
U.S. Treasury Obligations	—	4,099	—	4,099
Short-Term Investments
Investment Companies	40,175	—	—	40,175
Total Investments in Securities	$3,420,336	$4,099	$—	$3,424,435
Appreciation in Other Financial Instruments
Futures Contracts	$910	$—	$—	$910
Depreciation in Other Financial Instruments
Futures Contracts	$(91)	$—	$—	$(91)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$819	$—	$—	$819

JPMorgan SmartRetirement® 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$982,584	$—	$—	$982,584
Investment Companies	2,635,699	—	—	2,635,699
U.S. Treasury Obligations	—	4,386	—	4,386
Short-Term Investments
Investment Companies	37,370	—	—	37,370
Total Investments in Securities	$3,655,653	$4,386	$—	$3,660,039

82	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2040 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$975	$—	$—	$975
Depreciation in Other Financial Instruments
Futures Contracts	$(97)	$—	$—	$(97)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$878	$—	$—	$878

JPMorgan SmartRetirement® 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$853,475	$—	$—	$853,475
Investment Companies	1,999,016	—	—	1,999,016
U.S. Treasury Obligations	—	3,472	—	3,472
Short-Term Investments
Investment Companies	35,700	—	—	35,700
Total Investments in Securities	$2,888,191	$3,472	$—	$2,891,663
Appreciation in Other Financial Instruments
Futures Contracts	$767	$—	$—	$767
Depreciation in Other Financial Instruments
Futures Contracts	$(75)	$—	$—	$(75)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$692	$—	$—	$692

JPMorgan SmartRetirement® 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$903,653	$—	$—	$903,653
Investment Companies	1,905,136	—	—	1,905,136
U.S. Treasury Obligations	—	4,799	—	4,799
Short-Term Investments
Investment Companies	35,032	—	—	35,032
Total Investments in Securities	$2,843,821	$4,799	$—	$2,848,620
Appreciation in Other Financial Instruments
Futures Contracts	$754	$—	$—	$754
Depreciation in Other Financial Instruments
Futures Contracts	$(298)	$—	$—	$(298)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$456	$—	$—	$456

June 30, 2026	J.P. Morgan SmartRetirement® Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$615,907	$—	$—	$615,907
Investment Companies	1,298,150	—	—	1,298,150
U.S. Treasury Obligations	—	3,810	—	3,810
Short-Term Investments
Investment Companies	30,319	—	—	30,319
Total Investments in Securities	$1,944,376	$3,810	$—	$1,948,186
Appreciation in Other Financial Instruments
Futures Contracts	$513	$—	$—	$513
Depreciation in Other Financial Instruments
Futures Contracts	$(256)	$—	$—	$(256)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$257	$—	$—	$257

JPMorgan SmartRetirement® 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$292,912	$—	$—	$292,912
Investment Companies	617,454	—	—	617,454
U.S. Treasury Obligations	—	1,944	—	1,944
Short-Term Investments
Investment Companies	15,799	—	—	15,799
Total Investments in Securities	$926,165	$1,944	$—	$928,109
Appreciation in Other Financial Instruments
Futures Contracts	$243	$—	$—	$243
Depreciation in Other Financial Instruments
Futures Contracts	$(146)	$—	$—	$(146)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$97	$—	$—	$97

JPMorgan SmartRetirement® 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$56,020	$—	$—	$56,020
Investment Companies	118,143	—	—	118,143
U.S. Treasury Obligations	—	464	—	464
Short-Term Investments
Investment Companies	3,203	—	—	3,203
Total Investments in Securities	$177,366	$464	$—	$177,830
Appreciation in Other Financial Instruments
Futures Contracts	$44	$—	$—	$44

84	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2065 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(31)	$—	$—	$(31)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$13	$—	$—	$13

JPMorgan SmartRetirement® 2070 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,020	$—	$—	$1,020
Investment Companies	2,072	—	—	2,072
U.S. Treasury Obligations	—	9	—	9
Short-Term Investments
Investment Companies	40	—	—	40
Total Investments in Securities	$3,132	$9	$—	$3,141
Depreciation in Other Financial Instruments
Futures Contracts	$— (a)	$—	$—	$— (a)

(a)	Amount rounds to less than one thousand.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time. The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses

June 30, 2026	J.P. Morgan SmartRetirement® Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMorgan SmartRetirement® Income Fund, JPMorgan SmartRetirement® 2025 Fund, JPMorgan SmartRetirement® 2030 Fund, JPMorgan SmartRetirement® 2035 Fund, JPMorgan SmartRetirement® 2040 Fund, JPMorgan SmartRetirement® 2045 Fund, JPMorgan SmartRetirement® 2050 Fund, JPMorgan SmartRetirement® 2055 Fund and JPMorgan SmartRetirement® 2065 Fund did not have any securities out on loan at year ended June 30, 2026. JPMorgan SmartRetirement® 2060 Fund and JPMorgan SmartRetirement® 2070 Fund did not lend out any securities during the year ended June 30, 2026.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuer listed in the tables below to be affiliated issuers. The Underlying Funds' and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Income Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$39,442	$2,515	$22,572	$6,359	$8,610	$34,354	538	$1,136	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	4,226	101	1,348	164	444	3,587	33	118	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	59,921	5,465	28,607	8,811	5,828	51,418	404	722	—
JPMorgan Core Bond Fund Class R6 Shares (a)	661,001	88,308	152,622	(11,300)	9,228	594,615	57,786	26,575	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	220,093	29,910	51,654	(2,871)	2,869	198,347	27,434	10,625	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,562	2,382	10,222	606	1,642	32,970	4,928	2,383	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	15,871	1,429	10,358	6,547	333	13,822	249	219	8
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	23,696	2,539	13,802	1,569	6,489	20,491	770	857	—
JPMorgan Global Select Equity ETF (a)	85,566	2,854	23,047	4,498	3,872	73,743	1,035	1,018	—
JPMorgan High Yield Fund Class R6 Shares (a)	152,001	11,521	33,463	394	(715)	129,738	19,868	9,137	—
JPMorgan Inflation Managed Bond ETF (a)	107,223	3,866	19,386	188	(982)	90,909	1,900	3,925	—
JPMorgan International Equity Fund Class R6 Shares (a)	65,824	8,140	22,162	7,167	(2,496)	56,473	2,338	1,964	2,273
JPMorgan International Research Enhanced Equity ETF (a)	122,223	12,474	47,629	11,396	6,490	104,954	1,272	3,530	—
JPMorgan Realty Income ETF (a)	12,988	423	3,647	1,155	(89)	10,830	208	289	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	70,359	70,359	—	—	—	—	7 (c)	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	11,204	7,634	4,493	(96)	104	14,353	278	65	1,719
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	10,970	1,158	7,455	3,524	(1,132)	7,065	246	36	582
JPMorgan Small Cap Value Fund Class R6 Shares (a)	10,955	1,187	7,473	2,452	37	7,158	206	94	837
JPMorgan U.S. Equity Fund Class R6 Shares (a)	197,010	25,848	68,662	29,956	(15,271)	168,881	5,987	1,162	9,718

86	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® Income Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	$97,583	$297,269	$358,999	$—	$—	$35,853	35,853	$2,450	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	196,952	18,739	69,358	18,324	4,599	169,256	3,287	1,649	8,470
Total	$2,133,311	$594,121	$1,027,318	$88,843	$29,860	$1,818,817		$67,961	$23,607

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2025 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$50,072	$4,379	$36,030	$10,281	$6,984	$35,686	559	$1,424	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,331	37	2,305	296	385	3,744	35	141	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	75,991	3,288	42,669	15,509	1,544	53,663	422	867	—
JPMorgan Core Bond Fund Class R6 Shares (a)	773,467	101,445	253,046	(22,771)	21,471	620,566	60,308	29,293	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	257,537	34,336	85,220	(5,273)	5,623	207,003	28,631	11,721	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,011	3,935	16,212	986	1,558	34,278	5,124	2,578	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	20,150	1,489	15,254	4,346	3,695	14,426	259	275	10
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	30,083	2,758	20,856	4,164	5,236	21,385	804	1,073	—
JPMorgan Global Select Equity ETF (a)	108,557	2,336	43,887	10,962	(1,007)	76,961	1,080	1,276	—
JPMorgan High Yield Fund Class R6 Shares (a)	173,468	16,828	54,664	242	(473)	135,401	20,735	9,926	—
JPMorgan Inflation Managed Bond ETF (a)	115,008	11,704	30,930	195	(1,100)	94,877	1,983	4,083	—
JPMorgan International Equity Fund Class R6 Shares (a)	83,492	9,211	38,765	12,825	(7,825)	58,938	2,441	2,461	2,849
JPMorgan International Research Enhanced Equity ETF (a)	155,029	16,360	82,811	23,520	(2,562)	109,536	1,328	4,445	—
JPMorgan Realty Income ETF (a)	16,437	334	6,641	1,122	51	11,303	216	345	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	2,909	2,909	—	—	—	—	— (c) (d)	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,218	8,505	7,421	(11)	(286)	15,005	291	81	2,153
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	13,923	1,254	10,481	5,151	(2,460)	7,387	257	45	730
JPMorgan Small Cap Value Fund Class R6 Shares (a)	13,850	1,380	10,623	2,930	(54)	7,483	215	115	1,049
JPMorgan U.S. Equity Fund Class R6 Shares (a)	250,055	23,153	114,512	48,293	(30,702)	176,287	6,249	1,384	12,000

June 30, 2026	J.P. Morgan SmartRetirement® Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2025 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	$65,557	$447,859	$476,808	$—	$—	$36,608	36,608	$1,998	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	249,989	30,607	130,645	36,566	(9,907)	176,610	3,430	1,956	10,770
Total	$2,516,225	$724,107	$1,482,689	$149,333	$(9,829)	$1,897,147		$75,487	$29,561

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount rounds to less than one thousand.
(d)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2030 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$68,876	$6,807	$37,766	$7,856	$17,999	$63,772	998	$2,020	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	11,998	532	4,542	288	1,310	9,586	90	327	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	167,486	7,019	78,561	26,300	13,527	135,771	1,068	1,998	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,105,376	141,933	270,105	(25,885)	23,180	974,499	94,703	43,912	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	368,059	47,140	90,380	(6,705)	6,950	325,064	44,961	17,572	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	54,034	5,550	14,164	792	2,430	48,642	7,271	3,408	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	12,762	762	9,430	6,197	(1,058)	9,233	166	177	6
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	66,357	6,980	40,881	7,949	13,965	54,370	2,044	2,474	—
JPMorgan Global Select Equity ETF (a)	240,126	8,542	76,018	14,826	8,068	195,544	2,746	2,946	—
JPMorgan High Yield Fund Class R6 Shares (a)	220,824	29,601	53,236	(731)	218	196,676	30,119	13,597	—
JPMorgan Inflation Managed Bond ETF (a)	74,008	20,629	13,801	(97)	(729)	80,010	1,672	2,992	—
JPMorgan International Equity Fund Class R6 Shares (a)	184,899	25,030	71,967	20,260	(8,440)	149,782	6,202	5,684	6,579
JPMorgan International Research Enhanced Equity ETF (a)	343,325	34,569	148,400	35,565	13,344	278,403	3,375	10,293	—
JPMorgan Realty Income ETF (a)	35,952	1,380	11,678	1,738	1,006	28,398	544	806	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	42,605	42,605	—	—	—	—	5 (c)	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	31,181	20,816	13,574	(1,520)	1,140	38,043	738	186	4,923
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	30,409	6,149	24,082	8,048	(1,735)	18,789	655	104	1,668
JPMorgan Small Cap Value Fund Class R6 Shares (a)	30,412	3,456	21,623	4,918	1,743	18,906	543	266	2,398
JPMorgan U.S. Equity Fund Class R6 Shares (a)	553,447	63,278	208,478	71,781	(31,788)	448,240	15,889	3,261	28,116

88	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2030 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	$51,631	$443,908	$475,537	$—	$—	$20,002	20,002	$1,997	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	553,310	48,819	214,941	53,708	8,321	449,217	8,724	4,629	24,812
Total	$4,204,472	$965,505	$1,921,769	$225,288	$69,451	$3,542,947		$118,654	$68,502

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® 2035 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$89,154	$6,830	$47,453	$10,174	$22,924	$81,629	1,278	$2,684	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,022	536	5,099	328	1,497	11,284	105	385	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	120,287	26,669	47,281	8,898	21,176	129,749	1,020	1,511	—
JPMorgan Core Bond Fund Class R6 Shares (a)	262,255	285,269	72,954	(5,565)	4,609	473,614	46,027	11,273	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	785,919	85,622	399,420	(39,431)	40,195	472,885	65,406	36,629	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	36,706	4,843	10,482	583	1,614	33,264	4,972	2,309	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	21,572	2,120	15,456	4,914	4,001	17,151	308	310	11
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	77,442	8,544	46,400	11,382	13,765	64,733	2,434	2,951	—
JPMorgan Global Select Equity ETF (a)	280,022	9,035	83,930	15,507	10,865	231,499	3,251	3,511	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	344,339	64,154	272,869	156,080	(147,838)	143,866	3,056	—	34,524
JPMorgan High Yield Fund Class R6 Shares (a)	157,251	28,539	44,210	(328)	(21)	141,231	21,628	9,665	—
JPMorgan International Equity Fund Class R6 Shares (a)	216,174	30,744	82,587	9,235	4,295	177,861	7,365	6,791	7,861
JPMorgan International Research Enhanced Equity ETF (a)	401,401	56,422	184,594	38,075	19,250	330,554	4,007	12,327	—
JPMorgan Realty Income ETF (a)	41,966	2,216	13,768	367	2,701	33,482	642	952	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	2,017	2,017	—	—	—	—	2 (c)	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	22,008	20,616	7,148	(825)	706	35,357	686	135	3,556
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	21,592	4,356	12,777	1,983	2,651	17,805	620	75	1,205
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,564	4,791	13,538	1,725	3,068	17,610	506	195	1,733

June 30, 2026	J.P. Morgan SmartRetirement® Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2035 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Equity Fund Class R6 Shares (a)	$359,546	$146,618	$119,807	$32,190	$(5,571)	$412,976	14,639	$2,230	$18,694
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	64,111	411,071	435,007	—	—	40,175	40,175	2,092	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	359,441	141,128	128,534	46,630	(4,951)	413,714	8,035	3,151	16,404
JPMorgan Value Advantage Fund Class R6 Shares (a)	343,463	64,573	272,656	47,393	(42,876)	139,897	3,473	6,010	36,321
Total	$4,040,235	$1,406,713	$2,317,987	$339,315	$(47,940)	$3,420,336		$105,188	$120,309

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
*	Non-income producing security.

JPMorgan SmartRetirement® 2040 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$110,546	$7,813	$54,627	$11,879	$30,394	$106,005	1,659	$3,380	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,419	818	5,271	373	1,880	14,219	132	469	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	141,807	9,273	62,931	13,004	22,128	123,281	970	1,770	—
JPMorgan Core Bond Fund Class R6 Shares (a)	177,972	35,901	44,507	(3,762)	3,249	168,853	16,409	7,261	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	533,345	106,784	133,378	(15,841)	16,005	506,915	70,113	26,152	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	25,954	4,269	6,821	272	1,298	24,972	3,733	1,672	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	29,788	2,711	19,479	5,652	7,152	25,824	464	438	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	90,749	9,699	50,366	11,980	18,288	80,350	3,021	3,506	—
JPMorgan Global Select Equity ETF (a)	328,050	19,189	91,740	15,645	15,877	287,021	4,030	4,083	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	403,452	82,662	145,728	48,321	(35,196)	353,511	7,509	—	41,128
JPMorgan High Yield Fund Class R6 Shares (a)	114,887	24,231	30,576	(320)	16	108,238	16,576	7,224	—
JPMorgan International Equity Fund Class R6 Shares (a)	253,108	40,500	89,732	8,787	7,833	220,496	9,130	8,049	9,316
JPMorgan International Research Enhanced Equity ETF (a)	469,983	53,716	182,319	38,434	29,980	409,794	4,968	14,642	—
JPMorgan Realty Income ETF (a)	49,690	3,533	14,794	499	3,336	42,264	810	1,157	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	11,585	11,585	—	—	—	—	6 (c)	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	26,270	18,159	10,091	(938)	563	33,963	659	162	4,290
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	25,590	2,737	16,611	5,588	(187)	17,117	596	90	1,453

90	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2040 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Value Fund Class R6 Shares (a)	$25,561	$2,610	$16,944	$3,078	$2,600	$16,905	486	$230	$2,090
JPMorgan U.S. Equity Fund Class R6 Shares (a)	420,082	57,885	142,621	35,941	(5,869)	365,418	12,953	2,559	22,090
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	55,457	400,496	418,583	—	—	37,370	37,370	2,223	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	420,017	41,605	143,655	54,714	(6,482)	366,199	7,112	3,623	19,402
JPMorgan Value Advantage Fund Class R6 Shares (a)	402,381	71,489	136,685	(323)	10,076	346,938	8,613	7,129	43,089
Total	$4,121,108	$1,007,665	$1,829,044	$232,983	$122,941	$3,655,653		$95,825	$142,873

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
*	Non-income producing security.

JPMorgan SmartRetirement® 2045 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$98,578	$10,338	$52,479	$12,085	$25,196	$93,718	1,467	$3,038	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,302	729	4,754	300	1,630	12,207	114	406	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	122,730	6,062	52,177	10,740	19,579	106,934	841	1,538	—
JPMorgan Core Bond Fund Class R6 Shares (a)	86,535	21,354	23,142	(2,080)	1,826	84,493	8,211	3,569	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	259,328	63,614	69,354	(6,663)	6,730	253,655	35,084	12,852	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,682	2,362	3,499	66	709	12,320	1,841	828	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	28,007	2,427	18,024	5,608	6,422	24,440	439	416	14
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	78,417	8,446	43,514	9,597	16,474	69,420	2,610	3,052	—
JPMorgan Global Select Equity ETF (a)	284,304	11,949	74,335	12,308	14,816	249,042	3,497	3,633	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	349,769	73,827	127,850	34,417	(23,460)	306,703	6,515	—	36,119
JPMorgan High Yield Fund Class R6 Shares (a)	63,086	14,634	17,644	(70)	(95)	59,911	9,175	3,966	—
JPMorgan International Equity Fund Class R6 Shares (a)	219,252	36,647	78,959	6,954	7,289	191,183	7,917	7,032	8,139
JPMorgan International Research Enhanced Equity ETF (a)	407,117	56,689	167,591	31,840	27,260	355,315	4,307	12,859	—
JPMorgan Realty Income ETF (a)	42,920	3,493	13,419	(276)	3,541	36,259	695	1,003	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	4,017	4,017	—	—	—	—	— (c) (d)	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	22,544	16,054	8,816	(917)	549	29,414	570	141	3,724

June 30, 2026	J.P. Morgan SmartRetirement® Funds	91

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2045 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	$22,029	$2,298	$14,141	$2,118	$2,506	$14,810	516	$78	$1,261
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,967	2,200	14,401	1,788	3,072	14,626	420	200	1,814
JPMorgan U.S. Equity Fund Class R6 Shares (a)	364,795	49,972	122,910	25,037	1,294	318,188	11,279	2,242	19,353
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	58,575	338,294	361,169	—	—	35,700	35,700	1,822	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	364,632	37,957	124,812	39,403	1,650	318,830	6,192	3,164	17,139
JPMorgan Value Advantage Fund Class R6 Shares (a)	348,842	70,962	126,832	(2,250)	10,301	301,023	7,473	6,227	37,636
Total	$3,270,411	$834,325	$1,523,839	$180,005	$127,289	$2,888,191		$68,066	$125,199

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
(d)	Amount rounds to less than one thousand.
*	Non-income producing security.

JPMorgan SmartRetirement® 2050 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$97,425	$6,975	$42,548	$9,296	$29,397	$100,545	1,574	$3,036	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,839	1,012	3,891	189	1,807	12,956	121	407	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	119,483	6,892	43,994	7,929	22,871	113,181	890	1,546	—
JPMorgan Core Bond Fund Class R6 Shares (a)	47,781	9,617	12,492	(1,108)	973	44,771	4,351	1,949	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	143,185	28,601	37,420	(3,672)	3,716	134,410	18,591	7,020	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,429	1,115	1,778	70	380	7,216	1,078	484	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	28,447	2,441	16,328	4,755	8,033	27,348	492	428	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	76,168	8,870	38,267	8,244	18,181	73,196	2,752	2,993	—
JPMorgan Global Select Equity ETF (a)	276,238	16,400	56,668	8,352	18,737	263,059	3,693	3,562	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	339,644	76,492	104,092	17,396	(5,500)	323,940	6,881	—	35,415
JPMorgan High Yield Fund Class R6 Shares (a)	42,165	8,684	11,055	(45)	(71)	39,678	6,076	2,653	—
JPMorgan International Equity Fund Class R6 Shares (a)	213,024	39,227	65,255	4,864	10,087	201,947	8,362	6,887	7,972
JPMorgan International Research Enhanced Equity ETF (a)	395,555	59,062	139,286	25,354	34,629	375,314	4,550	12,534	—
JPMorgan Realty Income ETF (a)	41,722	4,983	11,528	(280)	3,701	38,598	740	1,006	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	5,346	5,346	—	—	—	—	1 (c)	—

92	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2050 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	$21,908	$16,164	$6,904	$(960)	$805	$31,013	601	$137	$3,626
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	21,244	2,239	12,720	1,705	2,995	15,463	538	76	1,228
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,185	2,352	13,169	1,974	2,935	15,277	439	196	1,766
JPMorgan U.S. Equity Fund Class R6 Shares (a)	354,736	54,682	99,394	13,071	12,962	336,057	11,913	2,252	18,960
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	45,608	298,175	308,751	—	—	35,032	35,032	1,776	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	354,639	37,921	97,350	23,690	17,937	336,837	6,542	3,175	16,776
JPMorgan Value Advantage Fund Class R6 Shares (a)	338,811	86,103	116,298	(2,842)	12,209	317,983	7,894	6,100	36,871
Total	$3,000,236	$773,353	$1,244,534	$117,982	$196,784	$2,843,821		$58,218	$122,629

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
*	Non-income producing security.

JPMorgan SmartRetirement® 2055 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$64,694	$5,855	$28,049	$5,813	$20,214	$68,527	1,073	$2,044	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	9,168	834	2,521	93	1,264	8,838	82	274	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	79,342	5,259	28,245	4,497	16,286	77,139	607	1,038	—
JPMorgan Core Bond Fund Class R6 Shares (a)	31,728	6,875	7,980	(717)	609	30,515	2,966	1,316	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	95,080	23,274	26,720	(2,733)	2,708	91,609	12,671	4,723	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,921	777	1,093	14	286	4,905	733	326	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	18,878	1,847	10,735	3,124	5,532	18,646	336	288	10
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	50,580	6,769	25,403	5,412	12,548	49,906	1,876	2,015	—
JPMorgan Global Select Equity ETF (a)	183,433	27,306	49,785	4,042	14,294	179,290	2,517	2,359	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	225,609	58,263	71,045	4,723	3,224	220,774	4,689	—	23,819
JPMorgan High Yield Fund Class R6 Shares (a)	27,984	6,331	7,189	(45)	(38)	27,043	4,141	1,789	—
JPMorgan International Equity Fund Class R6 Shares (a)	141,456	27,614	41,566	2,329	7,804	137,637	5,699	4,636	5,366
JPMorgan International Research Enhanced Equity ETF (a)	262,664	46,058	93,307	13,957	26,434	255,806	3,101	8,457	—
JPMorgan Realty Income ETF (a)	27,890	6,332	10,275	(228)	2,588	26,307	504	678	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	89,872	89,872	—	—	—	—	14 (c)	—

June 30, 2026	J.P. Morgan SmartRetirement® Funds	93

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2055 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	$14,481	$11,366	$4,815	$(707)	$638	$20,963	407	$92	$2,441
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	14,098	1,878	8,625	1,343	1,855	10,549	367	51	827
JPMorgan Small Cap Value Fund Class R6 Shares (a)	14,060	1,681	8,624	773	2,529	10,419	299	131	1,189
JPMorgan U.S. Equity Fund Class R6 Shares (a)	235,434	45,622	69,733	4,357	13,326	229,006	8,118	1,514	12,763
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	35,090	295,076	299,847	—	—	30,319	30,319	1,287	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	235,577	31,993	66,148	7,872	20,176	229,470	4,457	2,142	11,322
JPMorgan Value Advantage Fund Class R6 Shares (a)	224,981	63,494	78,468	(1,837)	8,538	216,708	5,380	4,107	24,821
Total	$1,997,148	$764,376	$1,030,045	$52,082	$160,815	$1,944,376		$39,281	$82,558

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
*	Non-income producing security.

JPMorgan SmartRetirement® 2060 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$28,917	$8,139	$16,621	$2,780	$9,375	$32,590	510	$951	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	4,171	596	1,194	16	605	4,194	39	127	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	35,464	3,182	11,572	1,363	8,249	36,686	289	483	—
JPMorgan Core Bond Fund Class R6 Shares (a)	14,181	4,247	3,865	(263)	213	14,513	1,410	604	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	42,498	12,607	11,527	(902)	893	43,569	6,026	2,175	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,268	486	569	21	118	2,324	347	151	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	8,450	1,079	4,651	1,182	2,793	8,853	159	134	5
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	22,609	5,263	12,352	2,139	6,127	23,786	894	938	—
JPMorgan Global Select Equity ETF (a)	81,991	16,607	21,750	1,132	7,288	85,268	1,197	1,116	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	100,795	36,909	36,490	782	2,972	104,968	2,229	—	11,096
JPMorgan High Yield Fund Class R6 Shares (a)	12,504	3,894	3,499	(7)	(31)	12,861	1,970	823	—
JPMorgan International Equity Fund Class R6 Shares (a)	63,228	20,968	23,309	385	4,185	65,457	2,711	2,204	2,498
JPMorgan International Research Enhanced Equity ETF (a)	117,406	28,007	42,366	4,167	14,448	121,662	1,475	3,937	—
JPMorgan Realty Income ETF (a)	12,462	2,389	3,412	(134)	1,207	12,512	240	315	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	6,500	6,936	3,404	(337)	344	10,039	195	43	1,136
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	6,293	983	3,731	359	1,102	5,006	174	24	385

94	J.P. Morgan SmartRetirement® Funds	June 30, 2026

JPMorgan SmartRetirement® 2060 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Value Fund Class R6 Shares (a)	$6,315	$969	$3,839	$298	$1,209	$4,952	142	$61	$553
JPMorgan U.S. Equity Fund Class R6 Shares (a)	105,228	28,388	32,728	843	7,190	108,921	3,861	704	5,941
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	19,726	166,767	170,694	—	—	15,799	15,799	620	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	105,237	23,226	32,174	1,596	11,256	109,141	2,120	1,003	5,283
JPMorgan Value Advantage Fund Class R6 Shares (a)	100,566	36,260	36,751	(1,388)	4,377	103,064	2,559	1,912	11,554
Total	$896,809	$407,902	$476,498	$14,032	$83,920	$926,165		$18,325	$38,451

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
*	Non-income producing security.

JPMorgan SmartRetirement® 2065 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$2,919	$3,266	$1,832	$71	$1,809	$6,233	98	$119	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	417	298	18	1	101	799	8	18	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	6,678	336	6	669	7,017	55	30	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,431	1,414	49	(1)	(19)	2,776	270	85	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,290	4,226	144	(3)	(35)	8,334	1,152	304	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	223	209	—	—	16	448	67	21	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	849	1,220	978	36	566	1,693	31	19	1
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,283	2,928	1,880	39	1,208	4,578	172	120	—
JPMorgan Global Select Equity ETF (a)	8,277	7,512	674	(5)	1,199	16,309	229	138	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	10,176	10,529	1,355	(63)	793	20,080	427	—	1,382
JPMorgan High Yield Fund Class R6 Shares (a)	1,260	1,258	46	(1)	(10)	2,461	377	115	—
JPMorgan International Equity Fund Class R6 Shares (a)	6,383	6,443	1,134	(19)	846	12,519	518	274	312
JPMorgan International Research Enhanced Equity ETF (a)	11,853	11,218	2,543	(26)	2,768	23,270	282	497	—
JPMorgan Realty Income ETF (a)	1,254	1,283	342	(10)	207	2,392	46	44	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	54,997	54,997	—	—	—	—	45 (c)	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	659	1,733	538	(46)	105	1,913	37	5	138
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	638	621	530	—	232	961	33	3	47
JPMorgan Small Cap Value Fund Class R6 Shares (a)	638	304	211	8	215	954	27	8	67
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,627	10,324	1,249	(33)	1,164	20,833	739	103	731
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	2,147	53,901	52,845	—	—	3,203	3,203	98	—

June 30, 2026	J.P. Morgan SmartRetirement® Funds	95

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2065 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$10,626	$9,708	$1,367	$(10)	$1,923	$20,880	406	$146	$655
JPMorgan Value Advantage Fund Class R6 Shares (a)	10,152	10,978	2,262	(148)	993	19,713	489	235	1,420
Total	$87,102	$201,048	$125,330	$(204)	$14,750	$177,366		$2,427	$4,753

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
*	Non-income producing security.

JPMorgan SmartRetirement® 2070 Fund
For the period ended June 30, 2026
Security Description	Value at February 27, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (b)	$—	$178	$53	$5	$5	$135	2	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (b)	—	28	14	—	—	14	—	— (c)	—
JPMorgan Core Bond Fund Class R6 Shares (b)	—	52	2	—	(1)	49	5	1	—
JPMorgan Core Plus Bond Fund Class R6 Shares (b)	—	156	6	—	(2)	148	20	2	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (b)	—	8	—	—	—	8	1	— (c)	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (b)	—	52	4	—	6	54	1	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (b)	—	79	3	—	5	81	3	—	—
JPMorgan Global Select Equity ETF (b)	—	288	3	—	5	290	4	—	—
JPMorgan Growth Advantage Fund Class R6 Shares (b) *	—	344	11	—	24	357	7	—	—
JPMorgan High Yield Fund Class R6 Shares (b)	—	46	2	—	—	44	7	1	—
JPMorgan International Equity Fund Class R6 Shares (b)	—	222	—	—	—	222	9	—	—
JPMorgan International Research Enhanced Equity ETF (b)	—	491	78	(1)	1	413	5	—	—
JPMorgan Realty Income ETF (b)	—	44	1	—	—	43	1	— (c)	—
JPMorgan Small Cap Equity Fund Class R6 Shares (b)	—	32	—	—	2	34	1	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (b)	—	16	2	—	3	17	1	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (b)	—	16	—	—	1	17	—	—	—
JPMorgan U.S. Equity Fund Class R6 Shares (b)	—	349	17	—	13	345	12	1	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (d)	—	1,174	1,134	—	—	40	40	— (c)	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (b)	—	340	9	—	15	346	7	1	—
JPMorgan Value Advantage Fund Class R6 Shares (b)	—	350	12	—	12	350	9	—	—
Total	$—	$4,265	$1,351	$4	$89	$3,007		$6	$—

(a)	Commencement of operations was February 27, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	Amount rounds to less than one thousand.

96	J.P. Morgan SmartRetirement® Funds	June 30, 2026

(d)	The rate shown is the current yield as of June 30, 2026.
*	Non-income producing security.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— JPMorgan SmartRetirement® 2030 Fund, JPMorgan SmartRetirement® 2035 Fund, JPMorgan SmartRetirement® 2040 Fund, JPMorgan SmartRetirement® 2045 Fund, JPMorgan SmartRetirement® 2050 Fund, JPMorgan SmartRetirement® 2055 Fund, JPMorgan SmartRetirement® 2060 Fund, JPMorgan SmartRetirement® 2065 Fund and JPMorgan SmartRetirement® 2070 Fund used index, interest rate and treasury futures contracts to gain exposure to or to overweight or underweight allocations among various sectors or markets, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2026:
	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
Futures Contracts:
Average Notional Balance Long	$67,660	$67,131	$70,143	$55,597	$58,580
Ending Notional Balance Long	54,137	60,865	64,768	51,112	71,744

June 30, 2026	J.P. Morgan SmartRetirement® Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund	JPMorgan SmartRetirement® 2070 Fund
Futures Contracts:
Average Notional Balance Long	$41,434	$20,812	$3,424	$65 (a)
Ending Notional Balance Long	53,938	27,916	5,741	113

(a)	For the period February 27, 2026 through June 30, 2026.
G. Offering and Organization Costs— Total offering costs of $185 incurred in connection with the offering of shares of JPMorgan SmartRetirement® 2070 Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, are/were recorded as an expense at the time the Fund commenced operations. For the year ended June 30, 2026, total offering costs amortized were $57.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Income Fund
Transfer agency fees	$145	$2	$6	$5	$1	$— (a)	$7	$19	$185
JPMorgan SmartRetirement® 2025 Fund
Transfer agency fees	68	3	3	4	1	— (a)	6	19	104
JPMorgan SmartRetirement® 2030 Fund
Transfer agency fees	84	3	5	5	1	1	9	25	133
JPMorgan SmartRetirement® 2035 Fund
Transfer agency fees	78	2	4	5	1	— (a)	8	26	124
JPMorgan SmartRetirement® 2040 Fund
Transfer agency fees	79	3	5	5	1	1	9	26	129
JPMorgan SmartRetirement® 2045 Fund
Transfer agency fees	63	2	4	5	1	— (a)	7	24	106
JPMorgan SmartRetirement® 2050 Fund
Transfer agency fees	50	3	4	5	1	1	8	23	95
JPMorgan SmartRetirement® 2055 Fund
Transfer agency fees	26	2	3	4	1	1	6	20	63
JPMorgan SmartRetirement® 2060 Fund
Transfer agency fees	12	2	2	2	1	— (a)	4	16	39
JPMorgan SmartRetirement® 2065 Fund
Transfer agency fees	2	— (a)	1	— (a)	1	— (a)	1	7	12
JPMorgan SmartRetirement® 2070 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	— (a)	— (a)	— (a)	1

(a)	Amount rounds to less than one thousand.

98	J.P. Morgan SmartRetirement® Funds	June 30, 2026

The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
JPMorgan SmartRetirement® Income Fund	$—	$5,414	$(5,414)
JPMorgan SmartRetirement® 2025 Fund	—	6,763	(6,763)
JPMorgan SmartRetirement® 2030 Fund	—	15,727	(15,727)
JPMorgan SmartRetirement® 2035 Fund	—	11,301	(11,301)
JPMorgan SmartRetirement® 2040 Fund	—	13,376	(13,376)
JPMorgan SmartRetirement® 2045 Fund	—	11,743	(11,743)
JPMorgan SmartRetirement® 2050 Fund	—	11,497	(11,497)
JPMorgan SmartRetirement® 2055 Fund	—	7,746	(7,746)
JPMorgan SmartRetirement® 2060 Fund	—	3,609	(3,609)
JPMorgan SmartRetirement® 2065 Fund	—	445	(445)
JPMorgan SmartRetirement® 2070 Fund	— (a)	— (a)	—

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
L. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and receives no compensation for performing such services, although the Adviser and its affiliates receive investment advisory fees from the Underlying Funds and ETFs.
The Adviser reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a separate fee for services to the Funds but does receive fees for services to the Underlying Funds and ETFs.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
JPMorgan SmartRetirement® Income Fund	$2	$—
JPMorgan SmartRetirement® 2025 Fund	1	— (a)
JPMorgan SmartRetirement® 2030 Fund	3	— (a)
JPMorgan SmartRetirement® 2035 Fund	6	— (a)
JPMorgan SmartRetirement® 2040 Fund	5	— (a)
JPMorgan SmartRetirement® 2045 Fund	5	— (a)
JPMorgan SmartRetirement® 2050 Fund	4	— (a)
JPMorgan SmartRetirement® 2055 Fund	3	— (a)
JPMorgan SmartRetirement® 2060 Fund	4	—
JPMorgan SmartRetirement® 2065 Fund	1	—
JPMorgan SmartRetirement® 2070 Fund	— (a)	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. As part of its Administration Agreement, the Administrator pays fees and certain expenses for custody and fund accounting.

100	J.P. Morgan SmartRetirement® Funds	June 30, 2026

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
JPMorgan SmartRetirement® Income Fund	0.35%	0.98%	0.23%	0.75%	0.50%	0.25%	0.10%	0.00%
JPMorgan SmartRetirement® 2025 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2030 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2035 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2040 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2045 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2050 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2055 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2060 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2065 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00
JPMorgan SmartRetirement® 2070 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10	0.00

The expense limitation agreements were in effect for the year ended June 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026 for all Funds except JPMorgan SmartRetirement 2070 Fund, and at least October 31, 2027 for JPMorgan SmartRetirement 2070 Fund.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C, Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds and ETFs up to 0.25% for Class A, Class C, Class I, Class R2, Class R3, Class R4 Shares and up to 0.10% with respect to Class R5 Shares. The Funds’ shareholder servicing agent has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees it collects from the affiliated money market funds on the Fund’s investment in such money market funds.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Service Fees	Contractual Reimbursements
JPMorgan SmartRetirement® Income Fund	$978	$372
JPMorgan SmartRetirement® 2025 Fund	341	333
JPMorgan SmartRetirement® 2030 Fund	497	479
JPMorgan SmartRetirement® 2035 Fund	480	455
JPMorgan SmartRetirement® 2040 Fund	476	457
JPMorgan SmartRetirement® 2045 Fund	402	420
JPMorgan SmartRetirement® 2050 Fund	345	400
JPMorgan SmartRetirement® 2055 Fund	229	353
JPMorgan SmartRetirement® 2060 Fund	73	273
JPMorgan SmartRetirement® 2065 Fund	12	272
JPMorgan SmartRetirement® 2070 Fund	— (a)	112

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Income Fund	$226,494	$597,958	$—	$—
JPMorgan SmartRetirement® 2025 Fund	273,337	1,002,970	—	—
JPMorgan SmartRetirement® 2030 Fund	478,994	1,403,629	2,381	2,439
JPMorgan SmartRetirement® 2035 Fund	993,625	1,880,964	2,307	2,245
JPMorgan SmartRetirement® 2040 Fund	595,585	1,398,878	2,385	2,301
JPMorgan SmartRetirement® 2045 Fund	492,015	1,158,655	1,932	1,822
JPMorgan SmartRetirement® 2050 Fund	469,832	930,438	1,778	1,674
JPMorgan SmartRetirement® 2055 Fund	379,427	640,325	1,312	1,194
JPMorgan SmartRetirement® 2060 Fund	241,133	305,802	741	536
JPMorgan SmartRetirement® 2065 Fund	95,134	24,714	224	83
JPMorgan SmartRetirement® 2070 Fund	3,262	270	—	—

102	J.P. Morgan SmartRetirement® Funds	June 30, 2026

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$1,528,900	$300,051	$10,134	$289,917
JPMorgan SmartRetirement® 2025 Fund	1,630,411	285,917	19,181	266,736
JPMorgan SmartRetirement® 2030 Fund	2,811,375	765,135	28,986	736,149
JPMorgan SmartRetirement® 2035 Fund	2,488,328	937,031	105	936,926
JPMorgan SmartRetirement® 2040 Fund	2,306,995	1,359,086	5,164	1,353,922
JPMorgan SmartRetirement® 2045 Fund	1,799,550	1,093,223	418	1,092,805
JPMorgan SmartRetirement® 2050 Fund	1,721,873	1,128,832	1,629	1,127,203
JPMorgan SmartRetirement® 2055 Fund	1,257,001	692,491	1,049	691,442
JPMorgan SmartRetirement® 2060 Fund	679,428	248,940	162	248,778
JPMorgan SmartRetirement® 2065 Fund	155,831	22,045	33	22,012
JPMorgan SmartRetirement® 2070 Fund	3,047	98	4	94
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Income Fund	$67,249	$30,186	$97,435
JPMorgan SmartRetirement® 2025 Fund	86,171	84,505	170,676
JPMorgan SmartRetirement® 2030 Fund	144,430	101,280	245,710
JPMorgan SmartRetirement® 2035 Fund	130,794	111,442	242,236
JPMorgan SmartRetirement® 2040 Fund	121,610	123,996	245,606
JPMorgan SmartRetirement® 2045 Fund	91,069	90,259	181,328
JPMorgan SmartRetirement® 2050 Fund	79,396	83,757	163,153
JPMorgan SmartRetirement® 2055 Fund	53,007	48,159	101,166
JPMorgan SmartRetirement® 2060 Fund	24,062	19,286	43,348
JPMorgan SmartRetirement® 2065 Fund	2,864	1,452	4,316

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Income Fund	$37,776	$—	$37,776
JPMorgan SmartRetirement® 2025 Fund	94,935	25,747	120,682
JPMorgan SmartRetirement® 2030 Fund	136,248	85,327	221,575
JPMorgan SmartRetirement® 2035 Fund	111,317	70,587	181,904
JPMorgan SmartRetirement® 2040 Fund	103,812	82,765	186,577
JPMorgan SmartRetirement® 2045 Fund	72,994	59,475	132,469
JPMorgan SmartRetirement® 2050 Fund	64,258	8,579	72,837
JPMorgan SmartRetirement® 2055 Fund	40,968	1,954	42,922
JPMorgan SmartRetirement® 2060 Fund	18,745	4,012	22,757
JPMorgan SmartRetirement® 2065 Fund	1,082	75	1,157

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$27,743	$83,182	$289,869
JPMorgan SmartRetirement® 2025 Fund	26,931	141,494	266,732
JPMorgan SmartRetirement® 2030 Fund	49,896	249,636	736,140
JPMorgan SmartRetirement® 2035 Fund	39,179	407,002	936,915
JPMorgan SmartRetirement® 2040 Fund	34,862	340,955	1,353,907
JPMorgan SmartRetirement® 2045 Fund	23,929	277,052	1,092,795
JPMorgan SmartRetirement® 2050 Fund	24,329	215,645	1,127,192
JPMorgan SmartRetirement® 2055 Fund	21,921	113,480	691,434
JPMorgan SmartRetirement® 2060 Fund	10,536	44,941	248,745
JPMorgan SmartRetirement® 2065 Fund	1,475	5,087	22,012
JPMorgan SmartRetirement® 2070 Fund	15	2	94

The cumulative timing differences primarily consist of trustee deferred compensation and wash sale loss deferrals.
As of June 30, 2026, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2026, the following Funds deferred to July 1, 2026 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
Specified Ordinary Losses
JPMorgan SmartRetirement® 2060 Fund	$— (a)

(a)	Amount rounds to less than one thousand.

104	J.P. Morgan SmartRetirement® Funds	June 30, 2026

6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds, excluding JPMorgan SmartRetirement® 2070 Fund, (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Income Fund	—	— %	2	42.0%
JPMorgan SmartRetirement® 2025 Fund	—	—	2	48.9
JPMorgan SmartRetirement® 2030 Fund	—	—	2	45.2
JPMorgan SmartRetirement® 2035 Fund	—	—	2	47.5
JPMorgan SmartRetirement® 2040 Fund	—	—	2	44.7
JPMorgan SmartRetirement® 2045 Fund	—	—	2	48.8
JPMorgan SmartRetirement® 2050 Fund	—	—	2	46.0
JPMorgan SmartRetirement® 2055 Fund	—	—	2	47.6
JPMorgan SmartRetirement® 2060 Fund	—	—	3	47.0
JPMorgan SmartRetirement® 2065 Fund	—	—	3	64.4
JPMorgan SmartRetirement® 2070 Fund	1	68.3	1	28.5

June 30, 2026	J.P. Morgan SmartRetirement® Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2026, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds and ETFs:
% of Net Assets
JPMorgan Realty Income ETF	51.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	40.1
JPMorgan ActiveBuilders Emerging Markets Equity ETF	35.9
JPMorgan Inflation Managed Bond ETF	31.0
JPMorgan International Equity Fund	24.6
JPMorgan Global Select Equity ETF	24.1
JPMorgan U.S. Research Enhanced Equity Fund	21.8
JPMorgan Emerging Markets Research Enhanced Equity Fund	21.3
JPMorgan International Research Enhanced Equity ETF	21.2
JPMorgan Emerging Markets Debt Fund	20.8
JPMorgan Value Advantage Fund	17.0
JPMorgan High Yield Fund	12.9
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Each Fund invests in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

106	J.P. Morgan SmartRetirement® Funds	June 30, 2026

8. Business Combinations
On August 20-22, 2024, the Board of Trustees of JPM Trust I approved the Plan of Reorganization of JPMorgan SmartRetirement® 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $1,041,257 and identified cost of approximately $910,034 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of April 25, 2025, the Target Fund did not have capital loss carryforwards.
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Target Fund
JPMorgan SmartRetirement® 2020 Fund				$131,211
Class A	15,715	$242,569	$15.44
Class C	213	3,283	15.42
Class I	3,777	58,642	15.53
Class R2	3,807	58,537	15.38
Class R3	337	5,206	15.45
Class R4	752	11,613	15.44
Class R5	14,048	218,237	15.54
Class R6	31,068	482,433	15.53
Acquiring Fund
JPMorgan SmartRetirement® Income Fund				$115,420
Class A	19,309	$297,484	$15.41
Class C	141	2,166	15.39
Class I	3,518	54,383	15.46
Class R2	2,886	44,275	15.34
Class R3	253	3,895	15.37
Class R4	156	2,415	15.44
Class R5	14,887	230,675	15.50
Class R6	23,721	367,446	15.49
Post Reorganization
JPMorgan SmartRetirement® Income Fund				$246,631
Class A	35,054	$540,053	$15.41
Class C	354	5,449	15.39
Class I	7,312	113,025	15.46
Class R2	6,701	102,812	15.34
Class R3	592	9,101	15.37
Class R4	908	14,028	15.44
Class R5	28,970	448,912	15.50
Class R6	54,865	849,879	15.49

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.
Assuming the reorganization had been completed on July 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended June 30, 2025, are as follows:
Net investment income (loss)	$211,283,194
Net realized/unrealized gains (losses)	91,704,040
Change in net assets resulting from operations	$302,987,234
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations since April 25, 2025.
9. Reorganization
On January 7, 2026, the JPM I’s Board approved the reorganization of JPMorgan SmartRetirement® 2025 Fund (the “2025 Fund”) into JPMorgan SmartRetirement® Income Fund (the “Reorganization”), which is expected to occur as of the close of business on or about October 2, 2026, or on such later date as the officers of JPM I determine (the “Closing Date”). Purchases of the 2025 Fund shares will be accepted up to and including the Closing Date. The Reorganization does not require shareholder approval.
It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.

108	J.P. Morgan SmartRetirement® Funds	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (nine of the funds constituting JPMorgan Trust I and two of the funds constituting JPMorgan Trust IV, hereinafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan SmartRetirement® Income Fund (1)
JPMorgan SmartRetirement® 2025 Fund (1)
JPMorgan SmartRetirement® 2030 Fund (1)
JPMorgan SmartRetirement® 2035 Fund (1)
JPMorgan SmartRetirement® 2040 Fund (1)
JPMorgan SmartRetirement® 2045 Fund (1)
JPMorgan SmartRetirement® 2050 Fund (1)
JPMorgan SmartRetirement® 2055 Fund (1)
JPMorgan SmartRetirement® 2060 Fund (1)
JPMorgan SmartRetirement® 2065 Fund (1)
JPMorgan SmartRetirement® 2070 Fund (2)

(1)	Statement of operations for the year ended June 30, 2026 and statement of changes in net assets for the years ended June 30, 2026 and 2025
(2)	Statement of operations and statement of changes in net assets for the period February 27, 2026 (commencement of operations) through June 30, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan SmartRetirement® Funds	109

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan SmartRetirement® Income Fund	7.59%
JPMorgan SmartRetirement® 2025 Fund	7.77
JPMorgan SmartRetirement® 2030 Fund	10.54
JPMorgan SmartRetirement® 2035 Fund	13.20
JPMorgan SmartRetirement® 2040 Fund	16.70
JPMorgan SmartRetirement® 2045 Fund	19.46
JPMorgan SmartRetirement® 2050 Fund	21.78
JPMorgan SmartRetirement® 2055 Fund	21.88
JPMorgan SmartRetirement® 2060 Fund	22.32
JPMorgan SmartRetirement® 2065 Fund	20.87
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan SmartRetirement® Income Fund	$30,186
JPMorgan SmartRetirement® 2025 Fund	84,505
JPMorgan SmartRetirement® 2030 Fund	101,280
JPMorgan SmartRetirement® 2035 Fund	111,442
JPMorgan SmartRetirement® 2040 Fund	123,996
JPMorgan SmartRetirement® 2045 Fund	90,259
JPMorgan SmartRetirement® 2050 Fund	83,757
JPMorgan SmartRetirement® 2055 Fund	48,159
JPMorgan SmartRetirement® 2060 Fund	19,286
Long-Term Capital Gain Distribution
JPMorgan SmartRetirement® 2065 Fund	$1,452
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan SmartRetirement® Income Fund	$18,549
JPMorgan SmartRetirement® 2025 Fund	21,187
JPMorgan SmartRetirement® 2030 Fund	43,501
JPMorgan SmartRetirement® 2035 Fund	46,673
JPMorgan SmartRetirement® 2040 Fund	53,147
JPMorgan SmartRetirement® 2045 Fund	45,061
JPMorgan SmartRetirement® 2050 Fund	43,203
JPMorgan SmartRetirement® 2055 Fund	29,113
JPMorgan SmartRetirement® 2060 Fund	13,536
JPMorgan SmartRetirement® 2065 Fund	1,675
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2026, the Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses cannot be quantified until Underlying Funds and ETFs complete reporting for the calendar year in progress. Amounts for the fiscal year ended June 30, 2026 will be disclosed in the semi-annual report for the period ended December 31, 2026.

110	J.P. Morgan SmartRetirement® Funds	June 30, 2026

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-SR-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
JPMorgan SmartRetirement 2070 Fund
On November 18-20, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory agreement (the “Advisory Agreement”) for the JPMorgan SmartRetirement 2070 Fund (the “Fund”). The Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of its affiliates. In connection with the approval of the Advisory Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Advisory Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below.
The Trustees considered information provided with respect to the Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. The Trustees noted that the Fund will not be charged a separate advisory fee. After considering and weighing the factors and information they had received, the Trustees found that the overall proposed arrangements between the Fund and the Adviser under the Advisory Agreement was fair and reasonable under the circumstances and determined that the initial approval of the Advisory Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the underlying funds in which the Fund invests (“Underlying Funds”);
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund and Underlying Funds, as applicable;
•
Their overall confidence in the Adviser’s integrity;
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser, in its role as administrator, will earn fees from the Fund for providing shareholder and administration services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.

Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser, including the benefits to be received by the Adviser and its affiliates in connection with the Underlying Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees also noted that there will not be an investment advisory fee or administrative fee charged to the Fund. The Trustees also considered that the Adviser will implement contractual expense limitations and fee waivers (“Fee Caps”) which will allow the Fund’s shareholders to share potential economies of scale from its inception, prior to reaching scale, and that the proposed fees are satisfactory relative to peer funds.
The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered the Fund’s investment strategy and process, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.
Advisory Fees and Expense Ratios
The Fund will not be charged a separate investment advisory fee by the Adviser. The Trustees considered the reasonableness of the investment advisory and expense ratio of the Underlying Funds with respect to the Fund. The Trustees also considered the contractual advisory fee rate that will be paid by each Underlying Fund to the Adviser or its affiliates by comparing that rate to the information prepared by Broadridge Investor Communications Solutions Inc. (‘Broadridge”), an independent provider of investment company data, concerning management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Caps proposed for the Fund, and the net advisory fee rate and net expense ratio for each share class, as applicable, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the
Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering all of the factors identified above, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was fair and reasonable.

Annual Financial Statements
JPMorgan SmartRetirement® Blend Funds
June 30, 2026
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
JPMorgan SmartRetirement® Blend 2065 Fund
JPMorgan SmartRetirement® Blend 2070 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 43.0%
Fixed Income — 19.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	23,590	170,560
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,228	28,284
JPMorgan High Yield Fund Class R6 Shares (a)	17,085	111,564
Total Fixed Income		310,408
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,108	29,465
U.S. Equity — 21.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,988	335,839
Total Investment Companies (Cost $447,500)		675,712
Exchange-Traded Funds — 22.0%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	115	12,360
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,634	78,174
International Equity — 11.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	373	29,439
JPMorgan BetaBuilders International Equity ETF (a)	2,018	157,517
Total International Equity		186,956
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	347	44,146
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	267	24,530
Total U.S. Equity		68,676
Total Exchange-Traded Funds (Cost $238,672)		346,166
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 10.0%
U.S. Treasury Bonds
1.13%, 8/15/2040	6,836	4,282
3.13%, 2/15/2043	3,425	2,738
3.88%, 2/15/2043	4,045	3,584
3.88%, 5/15/2043	3,205	2,833
3.63%, 8/15/2043	1,605	1,367
4.13%, 8/15/2044	4,910	4,440
2.38%, 11/15/2049	1,977	1,259
1.38%, 8/15/2050	12,247	6,008
2.25%, 2/15/2052	2,609	1,571
3.00%, 8/15/2052	3,909	2,772
3.63%, 2/15/2053	3,125	2,499
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.25%, 8/15/2054	1,034	923
4.50%, 11/15/2054	290	270
4.75%, 2/15/2056	180	175
U.S. Treasury Notes
4.25%, 11/30/2026 (b)	915	916
3.13%, 8/31/2027	1,445	1,428
3.88%, 12/31/2027	405	403
3.63%, 3/31/2028	1,715	1,699
1.13%, 8/31/2028	10,204	9,567
4.63%, 4/30/2029	4,672	4,728
4.25%, 1/31/2030	5,047	5,058
3.63%, 3/31/2030	3,930	3,854
4.13%, 3/31/2031	5,725	5,704
1.63%, 5/15/2031	2,401	2,130
4.13%, 2/29/2032	16,460	16,360
3.88%, 8/31/2032	1,645	1,609
4.13%, 4/30/2033	4,216	4,170
3.88%, 8/15/2033	2,830	2,752
4.50%, 11/15/2033	3,485	3,520
4.00%, 2/15/2034	3,624	3,541
3.88%, 8/15/2034	5,687	5,493
4.25%, 11/15/2034	20,415	20,216
4.63%, 2/15/2035	12,745	12,947
U.S. Treasury STRIPS Bonds
1.20%, 5/15/2027 (c)	1,035	999
4.26%, 11/15/2033 (c)	860	623
4.12%, 8/15/2034 (c)	590	412
4.08%, 11/15/2034 (c)	522	360
4.33%, 2/15/2035 (c)	999	681
4.35%, 8/15/2035 (c)	2,536	1,686
4.33%, 2/15/2036 (c)	617	400
4.35%, 5/15/2036 (c)	857	549
4.51%, 8/15/2036 (c)	2,366	1,494
4.45%, 11/15/2036 (c)	1,553	967
4.54%, 2/15/2037 (c)	1,538	946
4.47%, 5/15/2037 (c)	4,057	2,461
4.49%, 8/15/2037 (c)	706	422
4.51%, 11/15/2037 (c)	714	421
4.83%, 8/15/2040 (c)	8,331	4,182
5.02%, 2/15/2042 (c)	199	91
Total U.S. Treasury Obligations (Cost $163,612)		157,510
Corporate Bonds — 8.3%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	1,668	1,650
3.45%, 11/1/2028	155	151
6.53%, 5/1/2034	165	179
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (d)	400	394
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	1

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
L3Harris Technologies, Inc.
5.25%, 6/1/2031	200	204
5.40%, 7/31/2033	186	190
Leidos, Inc. 5.00%, 3/15/2036	175	169
Northrop Grumman Corp.
5.15%, 5/1/2040	286	280
3.85%, 4/15/2045	289	229
RTX Corp.
5.15%, 2/27/2033	138	140
3.75%, 11/1/2046	130	100
		3,686
Banks — 2.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	201
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	207
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	390	395
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (d) (e)	250	259
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.97%, 5/8/2031	400	399
5.13%, 3/3/2036	400	389
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	400	398
5.59%, 8/8/2028	200	203
5.13%, 11/6/2035	200	196
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	80	79
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	500	451
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	260	272
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	470	480
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	1,010	995
(SOFR + 1.57%), 5.49%, 4/23/2037 (e)	515	513
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	400	398
(SOFRINDX + 1.16%), 5.00%, 11/12/2032 (d) (e)	450	450
Bank of Nova Scotia (The) (Canada) (SOFR + 1.05%), 4.81%, 2/2/2034 (e)	310	305
Banque Federative du Credit Mutuel SA (France)
5.54%, 1/22/2030 (d)	400	409
4.54%, 1/15/2031 (d)	200	197
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Barclays plc (United Kingdom)
(SOFR + 1.14%), 5.10%, 6/26/2032 (e)	500	500
(SOFR + 2.98%), 6.22%, 5/9/2034 (e)	400	421
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	400	408
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (d)	324	325
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	870	878
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	800	814
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	400	413
BPCE SA (France)
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	700	708
(SOFR + 1.27%), 4.76%, 1/13/2032 (d) (e)	250	246
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	500	513
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	250	261
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	545	559
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (e)	605	660
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	395	399
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	170	173
(SOFR + 1.34%), 4.63%, 9/11/2030 (e)	210	209
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	125	124
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	780	788
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	340	338
(SOFR + 1.17%), 4.50%, 9/11/2031 (e)	280	276
(SOFR + 1.83%), 6.02%, 1/24/2036 (e)	210	216
(SOFR + 1.49%), 5.17%, 9/11/2036 (e)	220	219
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	380	382
Credit Agricole SA (France)
(SOFR + 1.17%), 4.66%, 1/12/2032 (d) (e)	500	492
(SOFR + 1.43%), 5.26%, 1/12/2037 (d) (e)	370	364
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	400	398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	400	402
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (d) (e)	500	490
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	369	380
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.24%), 5.14%, 1/29/2037 (e)	135	133
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,245	1,206
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	500	506
(SOFR + 1.21%), 4.68%, 3/10/2032 (e)	480	473
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	325	320
(SOFR + 1.55%), 5.28%, 3/10/2037 (e)	475	469
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	160	162
ING Groep NV (Netherlands)
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	240	238
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (e)	200	200
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	420	412
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	785	791
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	360	363
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	270	270
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	345	343
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	450	457
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	335	333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	295	296
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 5.34%, 7/13/2037 (e) (f)	300	298
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	201
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	315	312
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	535	545
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	220	219
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	234	234
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	340	343
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (e)	240	247
(SOFR + 1.28%), 5.22%, 6/5/2032 (e)	230	229
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	300	308
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	200	205
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (d)	225	223
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	400	402
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	240	244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	414	429
(SOFR + 1.60%), 5.40%, 4/10/2037 (d) (e)	600	588
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (d) (e)	200	197
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	235	242
5.24%, 4/15/2030	200	203
5.42%, 7/9/2031	550	562
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	230	235
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	194	204
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	45	45
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	325	316
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	280	283
Wells Fargo & Co.
4.30%, 7/22/2027	580	580
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	85	86
(SOFR + 1.79%), 6.30%, 10/23/2029 (e)	165	171
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	84	83
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	101	103
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	90	92
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	800	815
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	288	295
(SOFR + 1.10%), 4.96%, 1/23/2037 (e)	170	166
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	3

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	53	40
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	310	261
		36,731
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	310	258
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (d)	105	105
5.70%, 3/26/2036 (d)	82	83
		446
Biotechnology — 0.2%
AbbVie, Inc.
5.05%, 3/15/2034	20	20
4.75%, 3/15/2036	115	113
4.05%, 11/21/2039	600	529
4.25%, 11/21/2049	255	208
5.55%, 3/15/2056	165	162
Amgen, Inc.
4.85%, 2/19/2036	40	39
3.15%, 2/21/2040	550	429
5.65%, 3/2/2053	635	618
Biogen, Inc. 5.75%, 5/15/2035	195	203
Gilead Sciences, Inc. 2.60%, 10/1/2040	367	267
		2,588
Broadline Retail — 0.1%
Amazon.com, Inc.
4.88%, 3/13/2036	352	347
3.95%, 4/13/2052	190	144
5.80%, 3/13/2056	180	179
		670
Capital Markets — 0.8%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	170	185
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	414	282
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	494	490
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	490	495
5.41%, 5/10/2029	300	307
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	205	204
(SOFR + 1.10%), 4.47%, 12/10/2031 (e)	150	148
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	627	619
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	230	239
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	550	553
(SOFR + 1.14%), 4.69%, 10/23/2030 (e)	190	189
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	48	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.34%), 5.09%, 4/20/2034 (e)	370	369
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	1,150	1,154
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	415	403
(SOFR + 1.19%), 5.07%, 1/21/2037 (e)	410	400
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	300	268
Morgan Stanley
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	215	216
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (e)	695	680
(SOFR + 1.20%), 4.71%, 3/12/2032 (e)	365	360
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (e)	210	208
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	380	336
(SOFR + 1.88%), 5.42%, 7/21/2034 (e)	125	127
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	79	80
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	295	296
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	500	489
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (e)	210	209
(SOFR + 1.78%), 5.90%, 3/13/2047 (e)	500	505
Nasdaq, Inc. 5.55%, 2/15/2034	31	32
Nomura Holdings, Inc. (Japan)
6.07%, 7/12/2028	200	205
5.55%, 7/14/2036	270	271
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (e)	145	141
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (d) (e)	265	260
(SOFR + 1.29%), 4.84%, 11/6/2033 (d) (e)	560	550
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (e)	505	491
(SOFR + 1.34%), 5.20%, 8/10/2037 (d) (e)	200	197
		12,006
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	788	779
5.42%, 11/15/2048	55	52
EIDP, Inc. 5.13%, 5/15/2032	375	379
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	310	280
		1,490
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	520	538
5.04%, 3/25/2030 (d)	80	80
		618
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	250	248
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	450	447
6.10%, 1/15/2027	150	151
5.10%, 1/19/2029	300	303
3.30%, 1/30/2032	300	274
4.75%, 1/15/2033	150	146
5.00%, 11/15/2035	150	146
Aircastle Ltd.
5.25%, 3/15/2030 (d)	150	151
5.00%, 9/15/2030 (d)	155	154
5.75%, 10/1/2031 (d)	150	153
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	135	135
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	230	235
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	175	169
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (d)	350	340
4.95%, 1/15/2028 (d)	316	317
5.75%, 3/1/2029 (d)	70	71
4.20%, 4/15/2029 (d)	145	142
5.15%, 1/15/2030 (d)	250	251
4.90%, 10/10/2030 (d)	105	104
4.70%, 1/30/2031 (d)	175	172
4.95%, 10/15/2032 (d)	64	63
4.85%, 4/1/2033 (d)	248	240
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	170	174
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	260	230
		4,568
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	110	109
5.50%, 9/15/2054	80	75
		184
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	285	280
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	83
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	395	390
4.70%, 3/15/2033	45	44
Safehold GL Holdings LLC 2.85%, 1/15/2032	445	397
WP Carey, Inc.
2.40%, 2/1/2031	219	197
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified REITs — continued
2.25%, 4/1/2033	10	8
5.20%, 9/15/2036	110	109
		1,145
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
5.40%, 2/15/2034	50	51
5.13%, 4/30/2036	180	176
3.50%, 6/1/2041	745	573
3.55%, 9/15/2055	152	98
Beacon Point DC LLC 6.13%, 11/30/2042 (d)	915	923
Comcast Corp.
5.17%, 1/15/2037 (d)	212	204
3.25%, 11/1/2039	481	367
2.80%, 1/15/2051	376	209
Orange SA (France) 5.00%, 1/13/2036 (d)	510	498
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (d)	475	474
5.65%, 7/15/2033 (d)	465	462
		4,035
Electric Utilities — 1.1%
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	510	521
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	104
5.65%, 6/1/2054	60	59
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	697	707
DTE Electric Co. Series B, 3.25%, 4/1/2051	400	271
Duke Energy Corp.
6.10%, 9/15/2053	210	214
5.70%, 9/15/2055	180	173
Duke Energy Florida LLC 5.95%, 11/15/2052	82	84
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	140	95
Edison International
5.75%, 6/15/2027	265	267
5.00%, 5/5/2028	70	70
5.25%, 11/15/2028	500	501
5.45%, 6/15/2029	385	389
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	200	210
Emera US Finance LP (Canada) 4.75%, 6/15/2046	289	246
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (d)	235	228
Entergy Arkansas LLC 2.65%, 6/15/2051	108	64
Entergy Louisiana LLC 2.90%, 3/15/2051	80	50
Entergy Mississippi LLC 5.00%, 9/1/2033	130	130
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	5

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy Metro, Inc.
4.95%, 4/15/2033	114	114
5.40%, 4/1/2034	266	272
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	463	466
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	95	95
Evergy, Inc. 2.90%, 9/15/2029	303	287
Eversource Energy 3.38%, 3/1/2032	85	78
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	810	803
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	259	216
Fortis, Inc. (Canada) 3.06%, 10/4/2026	75	75
Interstate Power and Light Co.
4.95%, 9/30/2034	50	49
5.45%, 9/30/2054	55	52
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	179	167
5.40%, 6/1/2033 (d)	430	435
5.50%, 4/15/2036 (d)	20	20
Jersey Central Power & Light Co. 5.10%, 1/15/2035	80	80
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	132	103
MidAmerican Energy Co. 5.85%, 9/15/2054	50	51
Monongahela Power Co. 5.85%, 2/15/2034 (d)	40	42
Nevada Power Co. 6.00%, 3/15/2054	40	41
New England Power Co. 2.81%, 10/6/2050 (d)	364	221
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	360	341
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	20	20
Northern States Power Co. 5.10%, 5/15/2053	130	118
NRG Energy, Inc. 2.45%, 12/2/2027 (d)	470	454
Ohio Power Co. 5.00%, 6/1/2033	95	95
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	96	93
Pacific Gas and Electric Co.
6.15%, 1/15/2033	200	209
6.40%, 6/15/2033	208	220
5.80%, 5/15/2034	390	399
6.00%, 8/15/2035	620	639
3.75%, 8/15/2042 (g)	112	84
4.30%, 3/15/2045	90	71
6.75%, 1/15/2053	45	47
5.90%, 10/1/2054	50	47
PacifiCorp 5.80%, 1/15/2055	530	505
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,085	2,079
Series A-3, 5.54%, 7/15/2047	230	228
Series A-3, 5.53%, 6/1/2049	290	288
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	130
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Series A-5, 5.10%, 6/1/2052	125	115
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	198
PPL Capital Funding, Inc. 5.25%, 9/1/2034	145	146
Public Service Co. of Oklahoma
5.25%, 1/15/2033	80	81
5.20%, 1/15/2035	60	60
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	150	148
5.34%, 3/15/2045	195	192
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	70
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	133	133
Southern California Edison Co.
5.45%, 6/1/2031	150	153
Series C, 4.13%, 3/1/2048	175	132
5.90%, 3/1/2055	45	43
Southern Co. (The) 5.20%, 6/15/2033	163	164
Union Electric Co.
5.20%, 4/1/2034	130	132
3.90%, 4/1/2052	192	145
Vistra Operations Co. LLC
4.38%, 5/1/2029 (d)	500	491
6.00%, 4/15/2034 (d)	77	79
5.70%, 12/30/2034 (d)	85	86
5.35%, 1/31/2036 (d)	155	152
		16,837
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	270	256
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 5.00%, 6/15/2036	250	244
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	124	123
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	113
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	172	170
Fiserv, Inc. 5.15%, 8/12/2034	360	350
Global Payments, Inc.
3.20%, 8/15/2029	436	411
5.30%, 8/15/2029	42	42
5.40%, 3/15/2033	43	42
5.55%, 11/15/2035	575	558
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (d)	516	522
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
NTT Finance Corp. (Japan)
5.26%, 11/1/2033 (d)	200	199
5.48%, 11/1/2036 (d)	200	199
		2,606
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	138	126
4.65%, 9/17/2034	250	241
5.15%, 8/4/2035	195	194
JBS NV
3.75%, 12/1/2031	225	210
6.75%, 3/15/2034	22	24
5.95%, 4/20/2035	90	93
5.50%, 1/15/2036	360	360
5.63%, 3/10/2037 (d)	10	10
6.50%, 12/1/2052	25	25
6.38%, 4/15/2066	410	402
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	214
4.38%, 6/1/2046	29	23
4.88%, 10/1/2049	150	126
Mars, Inc.
5.00%, 3/1/2032 (d)	200	201
5.65%, 5/1/2045 (d)	375	373
Tyson Foods, Inc. 5.70%, 3/15/2034	160	165
		2,787
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	260	162
Southern California Gas Co. 6.35%, 11/15/2052	125	133
		295
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	215	189
CSX Corp. 3.80%, 11/1/2046	284	221
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	70	70
Norfolk Southern Corp. 3.05%, 5/15/2050	277	181
Uber Technologies, Inc. 4.80%, 9/15/2034	130	128
		789
Health Care Equipment & Supplies — 0.0% ^
Solventum Corp. 5.60%, 3/23/2034	283	290
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	50	46
Banner Health 1.90%, 1/1/2031	346	308
Cencora, Inc.
5.13%, 2/15/2034	620	622
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
4.25%, 3/1/2045	300	249
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	115
Cigna Group (The)
5.13%, 5/15/2031	500	508
3.20%, 3/15/2040	446	348
CommonSpirit Health
2.78%, 10/1/2030	215	198
3.91%, 10/1/2050	90	67
HCA, Inc.
3.63%, 3/15/2032	89	83
5.60%, 4/1/2034	150	153
5.45%, 9/15/2034	225	227
5.75%, 3/1/2035	211	218
4.90%, 11/15/2035	130	126
5.30%, 5/15/2036	25	25
5.50%, 6/15/2047	150	140
3.50%, 7/15/2051	135	91
5.95%, 9/15/2054	100	98
6.10%, 4/1/2064	285	283
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	200	143
MyMichigan Health Series 2020, 3.41%, 6/1/2050	55	38
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	190	127
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	250	156
UnitedHealth Group, Inc.
5.70%, 10/15/2040	300	307
5.88%, 2/15/2053	105	106
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	460	295
		5,077
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	145	129
Healthpeak OP LLC 2.13%, 12/1/2028	121	114
		243
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	291	198
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	260	263
Constellation Energy Generation LLC 5.80%, 3/1/2033	39	41
Southern Power Co.
4.80%, 6/15/2031	410	409
5.15%, 9/15/2041	320	305
		1,018
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	7

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (d)	50	49
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	120	118
Prologis LP 5.25%, 3/15/2054	284	270
		437
Insurance — 0.2%
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	140
CNO Global Funding 5.88%, 6/4/2027 (d)	250	253
Corebridge Global Funding 4.90%, 8/21/2032 (d)	80	79
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	421	271
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	240	245
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (d)	100	100
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	454
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	596	440
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (d)	470	479
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	100	99
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	40	32
3.30%, 5/15/2050 (d)	562	376
6.05%, 6/15/2056 (d)	510	515
		3,483
Interactive Media & Services — 0.1%
Alphabet, Inc.
5.50%, 2/15/2046	175	172
5.65%, 2/15/2056	255	252
5.75%, 2/15/2066	160	158
Meta Platforms, Inc.
4.88%, 11/15/2035	400	389
5.25%, 5/15/2036	155	154
5.50%, 11/15/2045	390	362
5.60%, 5/15/2053	220	200
5.40%, 8/15/2054	165	146
5.63%, 11/15/2055	160	145
6.30%, 5/15/2056	195	194
		2,172
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	50	48
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	300	296
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	48
3.50%, 6/1/2041	50	35
3.70%, 4/1/2051	577	358
Time Warner Cable LLC
5.88%, 11/15/2040	175	157
5.50%, 9/1/2041	255	218
		816
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	410	424
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	100	101
2.50%, 9/1/2030 (d)	473	431
5.63%, 4/4/2034 (d)	190	195
		1,151
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	262	160
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	34	24
DTE Energy Co.
4.88%, 6/1/2028	100	101
5.10%, 3/1/2029	200	202
Engie SA (France) 5.63%, 4/10/2034 (d)	245	253
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	71
Puget Energy, Inc. 5.73%, 3/15/2035	110	111
San Diego Gas & Electric Co. Series EEEE, 5.95%, 3/15/2056	90	91
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	50	52
Series B, 5.10%, 9/15/2035	105	104
		1,215
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	338	307
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway) 5.13%, 10/1/2034 (d)	150	147
BP Capital Markets America, Inc. 2.77%, 11/10/2050	264	162
Cheniere Energy Partners LP 5.55%, 10/30/2035	125	127
Cheniere Energy, Inc. 5.65%, 4/15/2034	130	133
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	87	87
5.68%, 1/15/2034 (d)	131	134
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	445	451
5.96%, 2/15/2055 (d)	305	301
ConocoPhillips Co. 5.50%, 1/15/2055	220	211
Devon Energy Corp.
3.90%, 5/15/2027 (d)	190	189
5.40%, 2/15/2035 (d)	220	221
5.75%, 9/15/2054	80	77
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	120	123
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	62
5.63%, 4/5/2034	330	340
5.45%, 3/27/2036	120	121
Energy Transfer LP
5.25%, 7/1/2029	150	152
5.00%, 5/15/2044 (g)	630	553
Eni SpA (Italy) 6.00%, 5/18/2056 (d)	360	355
Enterprise Products Operating LLC 4.45%, 2/15/2043	100	88
Exxon Mobil Corp. 3.00%, 8/16/2039	858	679
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	170	141
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (d)	389	382
Kinder Morgan, Inc. 7.80%, 8/1/2031	330	374
MPLX LP 4.50%, 4/15/2038	141	128
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	40	38
ONEOK, Inc. 4.75%, 10/15/2031	415	410
Pioneer Natural Resources Co. 2.15%, 1/15/2031	155	139
Shell Finance US, Inc. 3.13%, 11/7/2049 (d)	291	197
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	75	75
5.03%, 10/1/2029	80	80
Targa Resources Corp. 4.90%, 9/15/2030	372	373
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	569	426
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	450	469
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	120	104
		8,049
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	191	184
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	196
Kenvue, Inc. 5.20%, 3/22/2063	80	73
		269
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	315	281
4.25%, 10/26/2049	195	158
3.70%, 3/15/2052	130	95
5.55%, 2/22/2054	20	20
Eli Lilly & Co.
5.00%, 2/9/2054	440	406
5.70%, 5/20/2066	140	141
Merck & Co., Inc.
2.35%, 6/24/2040	133	95
4.00%, 3/7/2049	20	16
2.90%, 12/10/2061	15	9
Novartis Capital Corp. 5.70%, 3/18/2056	80	81
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	320	294
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	600	399
		1,995
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	90	92
UDR, Inc. 2.10%, 8/1/2032	547	465
		557
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	210	202
2.50%, 8/16/2031	120	107
NNN REIT, Inc.
5.60%, 10/15/2033	50	51
5.50%, 6/15/2034	130	133
		493
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028	210	202
5.15%, 11/15/2031	190	193
4.55%, 2/15/2032	216	213
4.80%, 2/15/2036	177	172
3.19%, 11/15/2036 (d)	146	122
Foundry JV Holdco LLC
6.25%, 1/25/2035 (d)	300	319
6.20%, 1/25/2037 (d)	200	212
Intel Corp.
3.73%, 12/8/2047	70	50
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	9

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.25%, 11/15/2049	230	150
5.70%, 2/10/2053	142	134
KLA Corp. 3.30%, 3/1/2050	414	287
Marvell Technology, Inc. 5.45%, 7/15/2035	883	895
NXP BV (Netherlands)
5.00%, 1/15/2033	50	50
3.25%, 5/11/2041	400	304
		3,303
Software — 0.2%
Oracle Corp.
4.80%, 9/26/2032	230	219
5.70%, 2/4/2036	220	213
3.80%, 11/15/2037	589	471
3.65%, 3/25/2041	650	467
6.55%, 2/4/2046	85	80
3.95%, 3/25/2051	85	54
6.70%, 2/4/2056	335	315
6.85%, 2/4/2066	185	172
Synopsys, Inc.
5.00%, 4/1/2032	300	301
5.70%, 4/1/2055	230	223
VMware LLC
1.40%, 8/15/2026	154	153
4.70%, 5/15/2030	143	143
		2,811
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	180	183
1.88%, 10/15/2030	1,349	1,197
Crown Castle, Inc. 5.80%, 3/1/2034	115	118
		1,498
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	200	203
Home Depot, Inc. (The) 3.63%, 4/15/2052	170	123
		326
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	121
2.70%, 8/5/2051	120	73
Dell International LLC 5.30%, 4/1/2032	510	519
		713
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	145	128
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	315	288
		416
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	180	180
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	227
3.40%, 10/15/2052	350	229
		456
Total Corporate Bonds (Cost $137,264)		130,716
Mortgage-Backed Securities — 6.6%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,075	1,012
Pool # WA1626, 3.45%, 8/1/2032	1,027	971
Pool # WN3225, 3.80%, 10/1/2034	690	651
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	553	516
Pool # QA5290, 2.50%, 12/1/2049	446	377
Pool # QA9530, 2.50%, 5/1/2050	147	125
Pool # QB2668, 2.50%, 8/1/2050	215	184
Pool # QB4026, 2.50%, 10/1/2050	1,486	1,271
Pool # QB4045, 2.50%, 10/1/2050	267	229
Pool # QB4484, 2.50%, 10/1/2050	603	517
Pool # QB4542, 2.50%, 10/1/2050	539	463
Pool # QB8503, 2.50%, 2/1/2051	793	669
Pool # SD4767, 2.50%, 2/1/2051	887	756
Pool # QC9443, 2.50%, 10/1/2051	491	420
Pool # RA6132, 2.50%, 10/1/2051	471	397
Pool # SD0781, 3.00%, 11/1/2051	1,166	1,023
Pool # QD5778, 3.00%, 1/1/2052	235	207
Pool # QD7596, 2.50%, 2/1/2052	656	555
Pool # RA6808, 3.00%, 2/1/2052	297	261
Pool # SD3952, 2.50%, 3/1/2052	947	810
Pool # QE1637, 4.00%, 5/1/2052	204	192
Pool # QE1832, 4.50%, 5/1/2052	313	305
Pool # SD4119, 3.00%, 8/1/2052	245	217
Pool # SD3105, 4.00%, 10/1/2052	727	685
Pool # QH9845, 6.00%, 2/1/2054	623	644
Pool # SD7018, 4.50%, 3/1/2054	1,172	1,134
Pool # QJ5547, 5.50%, 9/1/2054	587	594
FNMA UMBS, 30 Year
Pool # CB3874, 3.00%, 6/1/2047	762	672
Pool # CA2826, 5.50%, 12/1/2048	786	801
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BK2113, 2.50%, 3/1/2050	142	120
Pool # CA5658, 2.50%, 5/1/2050	44	38
Pool # FM3118, 3.00%, 5/1/2050	394	351
Pool # BP8608, 2.50%, 6/1/2050	94	80
Pool # BP9250, 2.50%, 7/1/2050	962	822
Pool # CA6635, 2.50%, 8/1/2050	146	124
Pool # FP0059, 2.50%, 8/1/2050	309	259
Pool # BQ2894, 3.00%, 9/1/2050	656	582
Pool # BQ3996, 2.50%, 10/1/2050	609	522
Pool # BQ5243, 3.50%, 10/1/2050	260	238
Pool # BP7667, 2.50%, 12/1/2050	230	196
Pool # CA8637, 4.00%, 1/1/2051	1,579	1,497
Pool # CB0189, 3.00%, 4/1/2051	206	182
Pool # CB0458, 2.50%, 5/1/2051	364	307
Pool # FS7655, 2.50%, 5/1/2051	889	750
Pool # FM7531, 3.00%, 5/1/2051	420	370
Pool # FM7916, 2.50%, 6/1/2051	303	259
Pool # FM7957, 2.50%, 7/1/2051	1,976	1,690
Pool # CB1301, 2.50%, 8/1/2051	514	439
Pool # FM8247, 2.50%, 8/1/2051	275	236
Pool # FS4624, 2.50%, 11/1/2051	109	92
Pool # FS2559, 3.00%, 12/1/2051	898	792
Pool # CB2635, 2.50%, 1/1/2052	938	792
Pool # BV4831, 3.00%, 2/1/2052	412	360
Pool # FS7749, 3.00%, 2/1/2052	368	325
Pool # BV0295, 3.50%, 2/1/2052	781	719
Pool # BU1203, 3.50%, 3/1/2052	1,094	995
Pool # BV4924, 3.00%, 4/1/2052	657	579
Pool # FS4476, 3.00%, 5/1/2052	792	692
Pool # CB3608, 3.50%, 5/1/2052	653	593
Pool # BV6743, 4.50%, 5/1/2052	289	278
Pool # BV9515, 6.00%, 6/1/2052	331	343
Pool # CB4119, 4.00%, 7/1/2052	808	758
Pool # CB4586, 3.00%, 8/1/2052	916	800
Pool # BY4714, 5.00%, 6/1/2053	814	804
Pool # DA7753, 5.50%, 1/1/2054	116	118
Pool # CB8334, 5.50%, 4/1/2054	504	508
Pool # DH1100, 7.00%, 5/1/2056	297	314
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	566	567
Pool # AM3010, 5.07%, 3/1/2028	188	190
Pool # BL8639, 1.09%, 4/1/2028	226	213
Pool # BS3939, 1.58%, 11/1/2028	724	679
Pool # AM5319, 4.34%, 1/1/2029	513	512
Pool # BS8149, 4.97%, 9/1/2029	300	303
Pool # BS4290, 1.95%, 10/1/2029	600	552
Pool # BS0448, 1.27%, 12/1/2029	1,221	1,097
Pool # AN7593, 2.99%, 12/1/2029	358	342
Pool # BL9252, 1.37%, 3/1/2030	139	125
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AN8285, 3.11%, 3/1/2030	370	354
Pool # AM8544, 3.08%, 4/1/2030	159	152
Pool # BL9251, 1.45%, 10/1/2030	976	865
Pool # BL4885, 2.55%, 10/1/2030	153	142
Pool # BL9891, 1.37%, 12/1/2030	683	600
Pool # BS0025, 1.38%, 12/1/2030	517	457
Pool # BL9494, 1.46%, 12/1/2030	95	83
Pool # BL9652, 1.56%, 12/1/2030	905	805
Pool # BS7290, 5.64%, 2/1/2031	1,461	1,518
Pool # BS6203, 4.26%, 4/1/2031	193	189
Pool # BS8442, 4.74%, 4/1/2031	633	637
Pool # BS2915, 1.87%, 5/1/2031	79	70
Pool # BS8688, 4.68%, 8/1/2031	289	290
Pool # BS8686, 4.68%, 11/1/2031	290	291
Pool # BS4563, 2.01%, 1/1/2032	95	84
Pool # BS5580, 3.68%, 1/1/2032	1,026	982
Pool # BM7037, 1.76%, 3/1/2032 (h)	446	389
Pool # BS4654, 2.39%, 3/1/2032	871	785
Pool # BL5680, 2.44%, 3/1/2032	416	372
Pool # AN5952, 3.01%, 7/1/2032	123	114
Pool # AN6149, 3.14%, 7/1/2032	1,750	1,618
Pool # BS5530, 3.30%, 7/1/2032	1,550	1,446
Pool # BS6345, 3.91%, 8/1/2032	165	159
Pool # BZ0884, 5.37%, 9/1/2032	468	484
Pool # BM3226, 3.45%, 10/1/2032 (h)	563	536
Pool # BS6822, 3.81%, 10/1/2032	900	864
Pool # BS6872, 4.41%, 10/1/2032	105	104
Pool # BS6926, 4.51%, 10/1/2032	144	143
Pool # BS6928, 4.55%, 10/1/2032	115	115
Pool # BS6915, 4.60%, 10/1/2032	343	342
Pool # BS6954, 4.93%, 10/1/2032	714	726
Pool # BS6819, 4.12%, 11/1/2032	1,030	1,005
Pool # BS6985, 4.92%, 11/1/2032	600	610
Pool # BS7113, 4.90%, 12/1/2032	114	116
Pool # AN7923, 3.33%, 1/1/2033	755	704
Pool # BS8428, 4.41%, 1/1/2033	600	593
Pool # BS7398, 4.74%, 2/1/2033	285	288
Pool # BS5357, 3.41%, 3/1/2033	775	720
Pool # AN9067, 3.51%, 5/1/2033	414	390
Pool # BS8416, 4.56%, 5/1/2033	210	210
Pool # AN9752, 3.65%, 7/1/2033	606	575
Pool # BS5511, 3.45%, 8/1/2033	997	926
Pool # AN9753, 3.65%, 8/1/2033	444	422
Pool # BS5127, 3.15%, 9/1/2033	615	559
Pool # BS4197, 2.14%, 12/1/2033	238	204
Pool # BL1012, 4.03%, 12/1/2033	395	382
Pool # BL0900, 4.08%, 2/1/2034	254	246
Pool # BZ0430, 4.32%, 2/1/2034	220	216
Pool # AN0375, 3.76%, 12/1/2035	208	197
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	11

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN4430, 3.61%, 1/1/2037	596	569
Pool # BF0105, 4.00%, 6/1/2056	472	435
Pool # BF0107, 4.50%, 6/1/2056	361	346
Pool # BF0118, 4.50%, 6/1/2056	208	198
Pool # BF0125, 4.00%, 7/1/2056	409	383
Pool # BF0189, 3.00%, 6/1/2057	866	747
Pool # BF0219, 3.50%, 9/1/2057	938	844
Pool # BF0230, 5.50%, 1/1/2058	1,280	1,325
Pool # BF0263, 3.50%, 5/1/2058	251	228
Pool # BF0497, 3.00%, 7/1/2060	606	520
Pool # BF0537, 3.00%, 3/1/2061	852	730
Pool # BF0561, 3.00%, 9/1/2061	1,235	1,056
Pool # BF0578, 2.50%, 12/1/2061	2,490	2,034
Pool # BF0732, 2.50%, 6/1/2063	509	418
Pool # BF0733, 3.00%, 6/1/2063	479	410
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	894	803
Pool # BR3929, 3.50%, 10/20/2050	475	427
Pool # BW1726, 3.50%, 10/20/2050	612	551
Pool # BS8546, 2.50%, 12/20/2050	1,493	1,264
Pool # BR3928, 3.00%, 12/20/2050	794	717
Pool # BU7538, 3.00%, 12/20/2050	444	401
Pool # 785294, 3.50%, 1/20/2051	1,421	1,259
Pool # CA8452, 3.00%, 2/20/2051	1,990	1,782
Pool # CB1543, 3.00%, 2/20/2051	1,537	1,365
Pool # CA3588, 3.50%, 2/20/2051	1,689	1,519
Pool # CB1536, 3.50%, 2/20/2051	1,600	1,450
Pool # CB1542, 3.00%, 3/20/2051	1,018	905
Pool # CC0070, 3.00%, 3/20/2051	185	168
Pool # CC8726, 3.00%, 3/20/2051	316	281
Pool # CC8738, 3.00%, 3/20/2051	338	300
Pool # CC8723, 3.50%, 3/20/2051	2,093	1,881
Pool # CC0088, 4.00%, 3/20/2051	85	80
Pool # CC0092, 4.00%, 3/20/2051	206	194
Pool # CC8727, 3.00%, 4/20/2051	500	444
Pool # CC8739, 3.00%, 4/20/2051	1,412	1,256
Pool # CC8740, 3.00%, 4/20/2051	1,105	982
Pool # CC8751, 3.00%, 4/20/2051	234	208
Pool # CA3563, 3.50%, 7/20/2051	958	872
Pool # CE2586, 3.50%, 7/20/2051	1,337	1,202
Pool # CK1527, 3.50%, 12/20/2051	964	872
Pool # CJ8184, 3.50%, 1/20/2052	1,020	917
Pool # CK2660, 3.00%, 2/20/2052	177	158
Pool # CK2716, 3.50%, 2/20/2052	723	642
Pool # CI8525, 5.00%, 2/20/2052	897	888
Pool # CK8295, 5.00%, 3/20/2052	420	414
Pool # CN3557, 4.50%, 5/20/2052	230	224
Pool # MA8097, 2.50%, 6/20/2052	1,166	997
Pool # MA8148, 3.00%, 7/20/2052	21	18
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CN3127, 5.00%, 8/20/2052	392	389
Pool # CO4960, 5.00%, 8/20/2052	565	560
Pool # CU6748, 6.00%, 9/20/2053	794	817
Pool # DA2721, 5.50%, 3/20/2054	102	104
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	164	162
Pool # CU1093, 5.50%, 6/20/2063	215	216
Pool # CV1712, 5.50%, 6/20/2063	113	114
Pool # CU1092, 6.00%, 6/20/2063	323	331
Pool # 785183, 2.94%, 10/20/2070 (h)	864	779
Total Mortgage-Backed Securities (Cost $111,258)		103,397
Asset-Backed Securities — 4.2%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	127	119
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	950	947
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	610	592
Series 2016-3, Class AA, 3.00%, 10/15/2028	422	408
Series 2017-2, Class A, 3.60%, 10/15/2029	283	273
Series 2021-1, Class B, 3.95%, 7/11/2030	702	672
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	270	272
Series 2024-3, Class D, 6.04%, 7/12/2030 (d)	1,645	1,666
Series 2026-1, Class D, 5.10%, 1/12/2033 (d)	630	625
AMSR Trust
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (d) (g)	1,135	1,094
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	625	600
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	215	205
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (d)	972	926
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	293	294
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	207	199
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	570	574
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	480	487
BARC Series 2026-CES1, Class A1A, 4.84%, 1/25/2056 (d) (g)	470	464
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,050	1,007
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,045	1,050
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1, Class D, 6.03%, 11/15/2029	535	541
Series 2024-2, Class C, 6.07%, 2/15/2030	705	712
Series 2025-1, Class D, 5.64%, 11/15/2030	1,155	1,163
Series 2025-4, Class C, 4.80%, 8/15/2031	1,109	1,106
Series 2026-2, Class D, 5.19%, 2/17/2032	450	448
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 (d)	943	943
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	102	101
CarMax Select Receivables Trust Series 2026-B, Class C, 5.19%, 10/15/2032	405	406
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	757	690
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	469	472
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	460	461
Series 2026-1A, Class A, 5.43%, 1/17/2034 (d)	370	370
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	929	926
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	525	527
CPS Auto Receivables Trust Series 2026-B, Class B, 4.59%, 12/16/2030 (d)	520	518
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	500	505
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,195	1,224
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	1,220	1,218
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	1,375	1,365
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	316	317
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	104	97
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	426	410
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	120	121
Series 2025-2, Class D, 4.90%, 12/15/2032	1,120	1,109
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	165	167
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	156	150
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	39	37
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	310	313
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	259	261
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1A, Class D, 5.84%, 6/17/2030	480	485
Series 2025-4A, Class C, 4.57%, 6/16/2031	1,400	1,390
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,291	1,296
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	129	130
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	10	10
Fig Six Trust Series 2026-PF1, Class A, 1.00%, 8/25/2056 (d) (h)	265	266
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,200	1,191
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	390
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	815	784
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	377	387
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	369	365
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	78	77
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class C, 5.11%, 1/15/2031 (d)	1,100	1,105
Series 2025-4A, Class C, 4.74%, 8/15/2031 (d)	975	970
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18%, 9/25/2055 (d) (g)	808	803
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	1,117	1,120
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	260	262
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	312	315
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,233	1,216
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	648	606
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	160	161
Series 2024-2, Class B1, 5.44%, 10/20/2032 (d)	243	244
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	340	326
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	345	350
Lendmark Funding Trust Series 2026-1A, Class B, 5.09%, 11/20/2035 (d)	280	278
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	768	759
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	259	261
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	843	844
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (d)	100	98
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	13

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	305	290
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	132	133
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	1,158	1,124
Octane Receivables Trust
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	159	160
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,030	1,044
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	350	338
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	233	230
Series 2026-A, Class B, 5.06%, 1/9/2034 (d)	445	443
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	820	771
Progress Residential Trust
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	240	229
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	110	103
Series 2024-SFR5, Class A, 3.00%, 8/17/2041 (d)	272	257
Series 2024-SFR5, Class D, 3.38%, 8/17/2041 (d) (h)	205	190
Series 2024-SFR5, Class E1, 3.38%, 8/17/2041 (d) (h)	1,040	956
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (d)	745	690
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	1,797	1,717
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	2,097	1,986
Series 2026-SFR2, Class C, 4.32%, 5/17/2043 (d)	340	323
Reach ABS Trust
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	345	347
Series 2026-2A, Class B, 4.81%, 2/15/2035 (d)	545	544
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	200	200
Research-Driven Pagaya Motor Asset Trust Series 2026-2A, Class A3, 5.38%, 2/26/2035 (d)	860	861
Santander Drive Auto Receivables Trust
Series 2023-6, Class C, 6.40%, 3/17/2031	135	138
Series 2024-5, Class D, 5.14%, 2/17/2032	255	256
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (d)	150	153
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	560	574
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,020	1,033
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	42	42
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	46	46
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	142	141
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	590	605
Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	531	529
Towd Point Mortgage Trust Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (d) (g)	775	775
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	334	337
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 ‡ (d)	415	8
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	179	178
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	150	147
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	195	191
Series 2018-1, Class A, 3.70%, 3/1/2030	484	462
Series 2024-1, Class AA, 5.45%, 2/15/2037	500	508
UPG HI Issuer Trust Series 2026-1, Class A, 5.03%, 2/25/2048 (d)	728	726
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	6	6
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	257	260
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	270	272
Total Asset-Backed Securities (Cost $66,304)		65,964
Collateralized Mortgage Obligations — 1.7%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	300	299
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.33%, 7/25/2043 (d) (h)	245	251
FARM Mortgage Trust Series 2024-2, Class A, 5.16%, 8/1/2054 (d) (h)	350	318
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	106	99
Series 2018-1, Class MA, 3.00%, 5/25/2057	121	113
Series 2018-1, Class M60C, 3.50%, 5/25/2057	408	379
Series 2019-1, Class M55D, 4.00%, 7/25/2058	355	333
Series 2019-2, Class M55D, 4.00%, 8/25/2058	571	536
Series 2019-3, Class M55D, 4.00%, 10/25/2058	277	261
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	997	878
Series 2020-3, Class TTW, 3.00%, 5/25/2060	519	482
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-1, Class MT, 3.00%, 10/25/2062	345	289
Series 2024-2, Class MT, 3.50%, 5/25/2064	341	299
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	170	165
Series 4065, Class QB, 3.00%, 6/15/2042	240	226
Series 4257, Class DZ, 2.50%, 10/15/2043	1,393	1,229
Series 4672, Class QB, 3.50%, 4/15/2047	300	279
Series 5190, Class LM, 2.50%, 1/25/2048	727	662
Series 5147, Class PC, 1.50%, 10/25/2048	736	599
Series 4910, Class LZ, 3.00%, 9/25/2049	491	333
Series 5174, Class IG, IO, 3.00%, 1/25/2050	2,924	379
Series 4995, Class QE, 1.25%, 7/25/2050	1,179	913
Series 5052, Class KI, IO, 4.00%, 12/25/2050	2,949	597
Series 5171, Class NI, IO, 3.00%, 7/25/2051	2,878	358
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	299	311
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	102	103
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	249	243
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	217
Series 2012-103, Class BA, 2.50%, 2/25/2042	91	88
Series 2018-52, Class PZ, 4.00%, 7/25/2048	133	123
Series 2019-54, Class KC, 2.50%, 9/25/2049	85	78
Series 2022-4, Class TA, 1.00%, 4/25/2051	241	195
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,027	650
Series 2025-18, Class MA, 0.50%, 9/25/2054	390	330
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	582	587
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,085	211
Series 2021-73, Class ZY, 3.00%, 4/20/2051	540	308
Series 2022-105, Class SG, IF, IO, 2.42%, 6/20/2052 (h)	1,886	157
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,470	1,405
Series 2015-H11, Class FC, 4.31%, 5/20/2065 (h)	101	101
Series 2021-H14, Class YD, 6.89%, 6/20/2071 (h)	1,156	1,018
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	800	799
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	291	292
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	640	641
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	790	791
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	1,824	1,824
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	1,665	1,664
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	78	78
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	195	195
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	1,565	1,452
Series 2025-2, Class A1, 3.00%, 10/25/2035	1,345	1,243
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	400	400
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,895	1,691
Total Collateralized Mortgage Obligations (Cost $28,591)		27,472
Commercial Mortgage-Backed Securities — 0.9%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	630	621
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	260	254
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	683	665
Series K754, Class AM, 4.94%, 11/25/2030 (h)	215	218
Series K152, Class A2, 3.08%, 1/25/2031	155	146
Series K-1510, Class A2, 3.72%, 1/25/2031	350	338
Series KJ45, Class A2, 4.66%, 1/25/2031	1,220	1,221
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	750	716
FNMA ACES
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (h)	374	344
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,480	1,303
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (h)	700	697
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,970	1,868
Series 2021-M3, Class X1, IO, 1.95%, 11/25/2033 (h)	1,149	63
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	2,959	—
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (h)	2,146	1,818
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (h)	440	383
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	645	626
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	15

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	330	325
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.63%, 11/25/2053 (d) (h)	609	627
Series 2024-01, Class M7, 6.38%, 7/25/2054 (d) (h)	130	131
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	295	298
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	1,085	966
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (d) (h)	395	399
Total Commercial Mortgage-Backed Securities (Cost $14,271)		14,027
Foreign Government Securities — 0.3%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	1,075	1,077
Republic of Chile 2.55%, 1/27/2032	200	178
Republic of Panama 5.23%, 2/23/2034	219	216
Republic of Peru 2.78%, 12/1/2060	174	95
United Mexican States
5.85%, 7/2/2032	425	430
5.38%, 3/22/2033	957	938
5.63%, 2/9/2034	287	282
3.50%, 2/12/2034	597	509
6.00%, 5/7/2036	200	199
6.88%, 5/13/2037	400	421
6.25%, 8/27/2037	304	304
Total Foreign Government Securities (Cost $4,835)		4,649
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $175)	175	176
	SHARES (000)
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (j) (Cost $45,766)	45,766	45,766
Total Investments — 99.9% (Cost $1,258,248)		1,571,555
Other Assets in Excess of Liabilities — 0.1%		1,166
NET ASSETS — 100.0%		1,572,721

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June
30, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2026.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2026.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2026.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	66	09/21/2026	USD	7,462	195
U.S. Treasury Ultra Bond	86	09/21/2026	USD	9,944	170
U.S. Treasury 2 Year Note	183	09/30/2026	USD	37,717	(18)
U.S. Treasury 5 Year Note	173	09/30/2026	USD	18,508	67
					414
Short Contracts
U.S. Treasury 10 Year Note	(189)	09/21/2026	USD	(20,749)	(110)
U.S. Treasury 10 Year Ultra Note	(235)	09/21/2026	USD	(26,393)	(351)
					(461)
					(47)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	17

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 43.0%
Fixed Income — 19.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	28,594	206,734
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,124	34,283
JPMorgan High Yield Fund Class R6 Shares (a)	20,709	135,227
Total Fixed Income		376,244
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,343	35,715
U.S. Equity — 21.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,622	407,092
Total Investment Companies (Cost $544,951)		819,051
Exchange-Traded Funds — 22.0%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	140	14,981
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,980	94,755
International Equity — 11.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	453	35,683
JPMorgan BetaBuilders International Equity ETF (a)	2,445	190,925
Total International Equity		226,608
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	421	53,510
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	323	29,732
Total U.S. Equity		83,242
Total Exchange-Traded Funds (Cost $288,780)		419,586
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 10.1%
U.S. Treasury Bonds
3.13%, 2/15/2043	2,130	1,703
3.88%, 2/15/2043	11,305	10,017
3.88%, 5/15/2043	325	287
4.38%, 8/15/2043	4,523	4,253
4.13%, 8/15/2044	9,090	8,221
2.38%, 11/15/2049	1,199	764
1.38%, 8/15/2050	13,846	6,792
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.63%, 11/15/2050	1,336	698
3.00%, 8/15/2052	7,385	5,236
4.00%, 11/15/2052	1,419	1,214
4.75%, 5/15/2055	200	194
4.75%, 2/15/2056	480	466
U.S. Treasury Notes
3.75%, 4/30/2027 (b)	1,835	1,830
3.75%, 4/30/2028	6,837	6,788
1.00%, 7/31/2028	4,245	3,980
3.25%, 6/30/2029	575	560
3.13%, 8/31/2029	2,006	1,944
3.88%, 9/30/2029	1,470	1,457
3.50%, 1/31/2030	3,830	3,744
3.63%, 3/31/2030	17,050	16,720
4.13%, 8/31/2030	8,499	8,475
4.88%, 10/31/2030	4,000	4,105
4.13%, 3/31/2031	13,808	13,756
4.13%, 2/29/2032	19,600	19,481
3.88%, 8/31/2032	2,950	2,886
3.88%, 12/31/2032	2,053	2,005
3.50%, 2/15/2033	945	902
4.13%, 4/30/2033	4,072	4,028
3.88%, 8/15/2033	7,220	7,021
4.00%, 2/15/2034	4,770	4,660
3.88%, 8/15/2034	16,798	16,225
4.25%, 11/15/2034	3,134	3,103
U.S. Treasury STRIPS Bonds
4.12%, 8/15/2034 (c)	6,328	4,420
4.08%, 11/15/2034 (c)	2,403	1,658
4.33%, 2/15/2035 (c)	526	358
4.31%, 8/15/2035 (c)	2,231	1,483
4.32%, 2/15/2036 (c)	611	396
4.26%, 5/15/2036 (c)	2,889	1,850
4.53%, 8/15/2036 (c)	4,238	2,676
4.43%, 11/15/2036 (c)	1,625	1,012
4.55%, 2/15/2037 (c)	3,236	1,990
4.47%, 5/15/2037 (c)	5,843	3,545
4.60%, 8/15/2037 (c)	3,738	2,235
4.61%, 11/15/2037 (c)	5,630	3,316
4.67%, 2/15/2038 (c)	432	251
4.83%, 8/15/2040 (c)	6,753	3,390
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
5.27%, 11/15/2040 (c)	1,040	514
5.38%, 2/15/2041 (c)	665	324
Total U.S. Treasury Obligations (Cost $198,389)		192,933
Corporate Bonds — 8.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	1,722	1,703
3.45%, 11/1/2028	200	195
6.53%, 5/1/2034	225	245
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (d)	485	477
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	255
5.40%, 7/31/2033	206	210
Leidos, Inc. 5.00%, 3/15/2036	210	202
Northrop Grumman Corp.
5.15%, 5/1/2040	242	237
3.85%, 4/15/2045	220	174
RTX Corp.
5.15%, 2/27/2033	155	158
2.82%, 9/1/2051	385	239
		4,095
Automobiles — 0.1%
Hyundai Capital America 2.38%, 10/15/2027 (d)	835	812
Banks — 2.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	200	203
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	415
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	665	673
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.97%, 5/8/2031	600	599
5.13%, 3/3/2036	400	389
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	199
4.55%, 11/6/2030	200	197
5.13%, 11/6/2035	200	196
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of America Corp.
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	675	609
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	460	470
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	1,435	1,413
(SOFR + 1.57%), 5.49%, 4/23/2037 (e)	625	623
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	215	214
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	210	214
(SOFRINDX + 1.16%), 5.00%, 11/12/2032 (d) (e)	540	540
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	253
Bank of Nova Scotia (The) (Canada) (SOFR + 1.05%), 4.81%, 2/2/2034 (e)	355	350
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (d)	200	204
5.54%, 1/22/2030 (d)	200	204
4.54%, 1/15/2031 (d)	200	197
Barclays plc (United Kingdom)
(SOFR + 1.14%), 5.10%, 6/26/2032 (e)	600	599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	179
(SOFR + 2.98%), 6.22%, 5/9/2034 (e)	480	505
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	200	204
(SOFR + 1.51%), 5.21%, 2/24/2037 (e)	200	195
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (d)	391	392
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	364	344
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	675	681
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	285	290
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	260	263
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	325	335
BPCE SA (France)
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	815	824
(SOFR + 1.22%), 5.18%, 6/2/2032 (d) (e)	300	300
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	615	631
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	260	272
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	680	698
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	660	666
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	19

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	502	495
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	950
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	403	400
(SOFR + 1.17%), 4.50%, 9/11/2031 (e)	265	262
(SOFR + 1.83%), 6.02%, 1/24/2036 (e)	255	263
(SOFR + 1.49%), 5.17%, 9/11/2036 (e)	235	234
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	455	458
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	311	314
(SOFR + 1.17%), 4.66%, 1/12/2032 (d) (e)	270	266
(SOFR + 1.43%), 5.26%, 1/12/2037 (d) (e)	450	443
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	400	409
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	285	286
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	335	328
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	340	342
(SOFR + 1.05%), 4.38%, 11/4/2031 (d) (e)	800	785
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	416	428
(SOFR + 1.24%), 5.14%, 1/29/2037 (e)	175	172
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,885	1,827
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	205	194
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	440	446
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	200	201
(SOFR + 1.19%), 4.62%, 11/6/2031 (e)	200	197
(SOFR + 1.21%), 4.68%, 3/10/2032 (e)	395	390
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	240	236
(SOFR + 1.55%), 5.28%, 3/10/2037 (e)	500	494
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	190	192
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Huntington National Bank (The) 5.65%, 1/10/2030	337	346
ING Groep NV (Netherlands)
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	290	288
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (e)	200	200
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	225	226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	775	760
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	985	993
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	255	256
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	410	413
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	365	363
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (e)	355	348
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	550	559
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	405	403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	355	356
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 5.34%, 7/13/2037 (e) (f)	365	362
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	201
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	201
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	210	208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (e)	355	368
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	435	443
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	250	249
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	264	264
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	415	419
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (e)	265	272
(SOFR + 1.28%), 5.22%, 6/5/2032 (e)	275	274
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	360	370
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	215	215
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	245	251
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (d)	270	267
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	288	289
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	425	432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (d) (e)	400	363
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	222
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	330	325
(SOFR + 1.60%), 5.40%, 4/10/2037 (d) (e)	670	657
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (d) (e)	200	197
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	420	432
5.42%, 7/9/2031	550	562
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	500	496
(SOFR + 1.36%), 5.57%, 1/15/2047 (e)	440	431
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	192
5.30%, 1/30/2032	265	271
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	156	164
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	140	140
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	385	374
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	330	334
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,700
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	90	92
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	88	87
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	107	109
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	95	97
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	800	815
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	217	222
(SOFR + 1.10%), 4.96%, 1/23/2037 (e)	210	205
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	156	119
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	320	269
		46,625
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	229
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	283
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (d)	70	70
5.70%, 3/26/2036 (d)	99	100
		682
Biotechnology — 0.2%
AbbVie, Inc.
5.05%, 3/15/2034	590	596
4.75%, 3/15/2036	95	93
4.05%, 11/21/2039	500	441
4.25%, 11/21/2049	240	196
5.55%, 3/15/2056	150	148
Amgen, Inc.
4.85%, 2/19/2036	235	230
5.65%, 3/2/2053	820	798
Biogen, Inc. 5.75%, 5/15/2035	235	245
		2,747
Broadline Retail — 0.1%
Amazon.com, Inc.
4.88%, 3/13/2036	209	206
3.95%, 4/13/2052	530	402
5.80%, 3/13/2056	220	219
		827
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	21

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	190	207
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	189
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	388	385
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	230	232
5.41%, 5/10/2029	230	235
(SOFR + 1.70%), 5.00%, 9/11/2030 (e)	160	161
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	190	189
(SOFR + 3.04%), 3.55%, 9/18/2031 (e)	150	142
(SOFR + 1.10%), 4.47%, 12/10/2031 (e)	150	148
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	528	522
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	250	259
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	535	538
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	137	138
(SOFR + 0.96%), 4.52%, 1/21/2032 (e)	600	589
(SOFR + 1.34%), 5.09%, 4/20/2034 (e)	190	189
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	1,140	1,144
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	700	680
(SOFR + 1.19%), 5.07%, 1/21/2037 (e)	550	537
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	250	223
Morgan Stanley
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	220	222
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (e)	795	777
(SOFR + 1.20%), 4.71%, 3/12/2032 (e)	435	430
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (e)	250	248
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	710	628
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	132	134
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	300	301
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	535	523
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (e)	180	179
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	245	187
(SOFR + 1.78%), 5.90%, 3/13/2047 (e)	605	611
Nasdaq, Inc. 5.55%, 2/15/2034	79	81
Nomura Holdings, Inc. (Japan) 5.55%, 7/14/2036	320	321
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (e)	170	165
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (d) (e)	245	240
(SOFR + 1.73%), 3.09%, 5/14/2032 (d) (e)	251	230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.29%), 4.84%, 11/6/2033 (d) (e)	630	619
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (e)	200	212
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (e)	515	501
(SOFR + 1.34%), 5.20%, 8/10/2037 (d) (e)	200	197
		13,513
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	933	922
5.42%, 11/15/2048	64	60
EIDP, Inc. 5.13%, 5/15/2032	445	450
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	370	334
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	108
		1,874
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	530	548
5.04%, 3/25/2030 (d)	140	141
		689
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	300	298
Consumer Finance — 0.2%
Aercap Funding DAC (Ireland) 4.88%, 7/7/2031	255	254
AerCap Ireland Capital DAC (Ireland)
5.10%, 1/19/2029	175	177
3.30%, 1/30/2032	150	137
4.75%, 1/15/2033	190	186
5.00%, 11/15/2035	210	204
Aircastle Ltd.
5.25%, 3/15/2030 (d)	225	226
5.75%, 10/1/2031 (d)	150	153
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	165	165
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	270	275
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	210	203
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (d)	343	333
4.95%, 1/15/2028 (d)	338	339
5.75%, 3/1/2029 (d)	85	87
4.20%, 4/15/2029 (d)	175	172
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.15%, 1/15/2030 (d)	285	286
4.90%, 10/10/2030 (d)	125	124
4.70%, 1/30/2031 (d)	215	211
4.95%, 10/15/2032 (d)	77	75
4.85%, 4/1/2033 (d)	332	321
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	180	184
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	235	208
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	200	195
		4,515
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	120	118
5.50%, 9/15/2054	90	85
		203
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	345	339
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	335	339
		678
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	83
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	470	464
4.70%, 3/15/2033	55	54
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	362
WP Carey, Inc.
2.40%, 2/1/2031	183	165
5.20%, 9/15/2036	160	158
		1,203
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
3.50%, 6/1/2041	664	511
3.55%, 9/15/2055	398	256
Beacon Point DC LLC 6.13%, 11/30/2042 (d)	1,115	1,125
Comcast Corp.
5.17%, 1/15/2037 (d)	223	214
3.25%, 11/1/2039	431	329
2.80%, 1/15/2051	585	326
Orange SA (France) 5.00%, 1/13/2036 (d)	610	596
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (d)	575	573
5.65%, 7/15/2033 (d)	565	562
		4,492
Electric Utilities — 1.0%
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	265	270
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	266
5.65%, 6/1/2054	190	187
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	797
Duke Energy Corp.
6.10%, 9/15/2053	580	590
5.70%, 9/15/2055	215	207
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	84
Duke Energy Progress LLC 2.90%, 8/15/2051	170	106
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	842	856
Edison International
5.75%, 6/15/2027	265	267
5.00%, 5/5/2028	85	85
5.25%, 11/15/2028	500	501
Electricite de France SA (France)
5.95%, 4/22/2034 (d)	220	231
5.25%, 4/22/2036 (d)	100	98
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	216
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (d)	285	277
Entergy Arkansas LLC 2.65%, 6/15/2051	88	52
Entergy Louisiana LLC
2.90%, 3/15/2051	80	50
5.70%, 3/15/2054	140	138
Evergy Metro, Inc. 5.40%, 4/1/2034	240	245
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	561	565
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	282	283
Evergy, Inc. 2.90%, 9/15/2029	272	258
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	560	555
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	235	196
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	156	145
5.40%, 6/1/2033 (d)	500	506
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	23

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.50%, 4/15/2036 (d)	40	41
Jersey Central Power & Light Co. 5.10%, 1/15/2035	95	95
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	118	92
MidAmerican Energy Co. 5.85%, 9/15/2054	120	122
New England Power Co. 2.81%, 10/6/2050 (d)	328	199
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	389
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	60	60
NRG Energy, Inc.
2.45%, 12/2/2027 (d)	410	396
4.73%, 10/15/2030 (d)	555	548
Pacific Gas and Electric Co.
6.15%, 1/15/2033	250	261
6.40%, 6/15/2033	203	215
5.80%, 5/15/2034	442	452
6.00%, 8/15/2035	750	773
4.30%, 3/15/2045	90	71
6.75%, 1/15/2053	125	131
PacifiCorp 5.80%, 1/15/2055	640	610
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,435	2,428
Series A-3, 5.54%, 7/15/2047	200	198
Series A-3, 5.53%, 6/1/2049	340	337
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	129
Series A-4, 5.21%, 12/1/2047	80	76
Series A-5, 5.10%, 6/1/2052	150	138
PPL Capital Funding, Inc. 5.25%, 9/1/2034	165	166
Public Service Co. of Oklahoma
5.25%, 1/15/2033	240	244
5.20%, 1/15/2035	70	70
Public Service Electric and Gas Co. 3.00%, 3/1/2051	410	268
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	163	160
5.34%, 3/15/2045	235	232
Series A-2, 5.11%, 12/15/2047	80	74
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	150	150
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	152	114
5.75%, 4/15/2054	505	470
Southern Co. (The) 5.20%, 6/15/2033	321	323
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Union Electric Co. 3.90%, 4/1/2052	198	150
Vistra Operations Co. LLC
4.38%, 5/1/2029 (d)	600	589
6.00%, 4/15/2034 (d)	34	35
5.70%, 12/30/2034 (d)	95	96
5.35%, 1/31/2036 (d)	190	186
		19,119
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	330	313
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 5.00%, 6/15/2036	300	293
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	364
5.40%, 6/12/2029	590	601
		965
Financial Services — 0.3%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	117
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	208	206
Fiserv, Inc. 5.15%, 8/12/2034	700	680
Global Payments, Inc.
3.20%, 8/15/2029	395	373
5.30%, 8/15/2029	71	71
5.40%, 3/15/2033	102	100
5.55%, 11/15/2035	690	669
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	260	259
5.13%, 7/29/2029 (d)	602	609
(SOFR + 1.65%), 5.54%, 7/14/2036 (d) (e)	200	202
NTT Finance Corp. (Japan)
5.26%, 11/1/2033 (d)	200	199
5.48%, 11/1/2036 (d)	205	204
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	855	855
		4,544
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	145
4.65%, 9/17/2034	298	288
5.15%, 8/4/2035	240	238
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
JBS NV
3.75%, 12/1/2031	285	266
6.75%, 3/15/2034	24	26
5.95%, 4/20/2035	105	108
5.50%, 1/15/2036	440	439
5.63%, 3/10/2037 (d)	5	5
6.50%, 12/1/2052	35	36
6.38%, 4/15/2066	495	486
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	223
4.38%, 6/1/2046	30	24
4.88%, 10/1/2049	235	197
Mars, Inc.
5.00%, 3/1/2032 (d)	250	252
5.65%, 5/1/2045 (d)	440	437
Tyson Foods, Inc. 5.70%, 3/15/2034	200	206
		3,376
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	153
Southern California Gas Co. 6.35%, 11/15/2052	150	159
		312
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	168
CSX Corp. 3.80%, 11/1/2046	241	188
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	200	201
Norfolk Southern Corp. 3.05%, 5/15/2050	237	155
Uber Technologies, Inc. 4.80%, 9/15/2034	150	147
		859
Health Care Equipment & Supplies — 0.0% ^
Solventum Corp. 5.60%, 3/23/2034	336	344
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	140	130
Banner Health 1.90%, 1/1/2031	323	287
Cencora, Inc.
5.13%, 2/15/2034	770	773
4.25%, 3/1/2045	400	332
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	149
Cigna Group (The)
5.13%, 5/15/2031	600	610
3.20%, 3/15/2040	530	414
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
CommonSpirit Health
2.78%, 10/1/2030	195	179
3.91%, 10/1/2050	80	59
HCA, Inc.
3.63%, 3/15/2032	103	96
5.45%, 9/15/2034	380	384
5.75%, 3/1/2035	247	255
4.90%, 11/15/2035	150	145
5.30%, 5/15/2036	35	35
5.50%, 6/15/2047	140	130
3.50%, 7/15/2051	125	85
5.95%, 9/15/2054	120	118
6.10%, 4/1/2064	425	422
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	118
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	117
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	143
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	111
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	240
		5,367
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	135	120
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	171
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	305	309
Constellation Energy Generation LLC
5.80%, 3/1/2033	46	48
5.75%, 10/1/2041	210	210
Southern Power Co.
4.80%, 6/15/2031	500	499
5.15%, 9/15/2041	260	247
		1,313
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (d)	60	59
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	135	133
Prologis LP 5.25%, 3/15/2054	332	315
		507
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	25

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	350	357
5.75%, 3/1/2054	120	118
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	140
Corebridge Global Funding 4.90%, 8/21/2032 (d)	105	104
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	352	226
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	290	296
Jackson National Life Global Funding 5.25%, 6/16/2031 (d)	580	579
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	454
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	510	377
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (d)	600	611
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	150	149
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	56
3.30%, 5/15/2050 (d)	495	331
6.05%, 6/15/2056 (d)	620	626
		4,424
Interactive Media & Services — 0.1%
Alphabet, Inc.
5.50%, 2/15/2046	210	207
5.65%, 2/15/2056	305	301
5.75%, 2/15/2066	190	188
Meta Platforms, Inc.
4.88%, 11/15/2035	480	467
5.25%, 5/15/2036	195	194
5.50%, 11/15/2045	470	436
5.60%, 5/15/2053	245	223
5.40%, 8/15/2054	200	176
5.63%, 11/15/2055	200	181
6.30%, 5/15/2056	250	249
		2,622
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	360	356
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	136
3.70%, 4/1/2051	532	330
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Time Warner Cable LLC
5.88%, 11/15/2040	235	210
5.50%, 9/1/2041	385	329
		1,005
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	495	511
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	213
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	398	363
5.63%, 4/4/2034 (d)	230	236
5.51%, 4/1/2036 (d)	80	80
		1,403
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	147
DTE Energy Co. 5.10%, 3/1/2029	600	607
Engie SA (France) 5.63%, 4/10/2034 (d)	700	724
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	204
Puget Energy, Inc. 5.73%, 3/15/2035	135	136
San Diego Gas & Electric Co.
2.95%, 8/15/2051	370	236
Series EEEE, 5.95%, 3/15/2056	110	111
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	100	99
Series 21A, 3.15%, 9/30/2051	170	112
		2,376
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	268
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	150	147
5.80%, 10/1/2054 (d)	150	139
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	146
Cheniere Energy Partners LP 5.55%, 10/30/2035	145	147
Cheniere Energy, Inc. 5.65%, 4/15/2034	160	164
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	102	102
5.68%, 1/15/2034 (d)	148	151
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	530	537
5.96%, 2/15/2055 (d)	365	361
ConocoPhillips Co. 5.50%, 1/15/2055	265	254
Devon Energy Corp.
3.90%, 5/15/2027 (d)	155	154
5.40%, 2/15/2035 (d)	255	256
5.75%, 9/15/2054	93	90
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	140	144
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	186
5.63%, 4/5/2034	335	345
5.45%, 3/27/2036	120	121
Energy Transfer LP
5.35%, 1/15/2036	79	79
5.00%, 5/15/2044 (g)	565	496
Eni SpA (Italy)
5.95%, 5/15/2054 (d)	200	198
6.00%, 5/18/2056 (d)	420	415
Enterprise Products Operating LLC 4.45%, 2/15/2043	354	310
Exxon Mobil Corp. 3.00%, 8/16/2039	734	580
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	212	176
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (d)	334	328
Kinder Morgan, Inc. 7.80%, 8/1/2031	500	567
MPLX LP 4.50%, 4/15/2038	130	118
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	40	38
ONEOK, Inc. 4.75%, 10/15/2031	490	484
Ovintiv, Inc. 6.25%, 7/15/2033	400	421
Pioneer Natural Resources Co. 2.15%, 1/15/2031	185	166
Shell Finance US, Inc. 3.13%, 11/7/2049 (d)	251	170
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	85	85
5.03%, 10/1/2029	95	95
Targa Resources Corp. 4.90%, 9/15/2030	445	446
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	370
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	365
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	105	91
		9,442
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	572	549
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	263
4.25%, 10/26/2049	230	187
3.70%, 3/15/2052	171	125
5.55%, 2/22/2054	27	26
Eli Lilly & Co.
5.00%, 2/9/2054	540	498
5.70%, 5/20/2066	170	171
Merck & Co., Inc.
2.35%, 6/24/2040	348	248
2.90%, 12/10/2061	35	20
Novartis Capital Corp. 5.70%, 3/18/2056	90	92
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	355	327
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	750	499
		2,456
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	102
UDR, Inc. 2.10%, 8/1/2032	482	410
		512
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	173
2.50%, 8/16/2031	110	98
NNN REIT, Inc.
5.60%, 10/15/2033	100	103
5.50%, 6/15/2034	150	153
		527
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
5.15%, 11/15/2031	500	509
4.55%, 2/15/2032	216	213
4.80%, 2/15/2036	159	154
3.19%, 11/15/2036 (d)	228	191
Foundry JV Holdco LLC
6.25%, 1/25/2035 (d)	400	425
6.10%, 1/25/2036 (d)	200	211
6.20%, 1/25/2037 (d)	200	212
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	27

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Intel Corp.
3.73%, 12/8/2047	145	104
3.25%, 11/15/2049	280	182
KLA Corp. 3.30%, 3/1/2050	442	307
Marvell Technology, Inc. 5.45%, 7/15/2035	1,038	1,052
NXP BV (Netherlands) 3.25%, 5/11/2041	365	277
		3,837
Software — 0.2%
Oracle Corp.
4.80%, 9/26/2032	555	528
5.70%, 2/4/2036	215	208
3.80%, 11/15/2037	799	638
3.65%, 3/25/2041	750	538
6.55%, 2/4/2046	40	38
3.95%, 3/25/2051	100	64
6.70%, 2/4/2056	330	311
6.85%, 2/4/2066	105	98
Roper Technologies, Inc. 1.75%, 2/15/2031	277	241
Synopsys, Inc.
5.00%, 4/1/2032	250	250
5.70%, 4/1/2055	265	257
VMware LLC 4.70%, 5/15/2030	415	416
		3,587
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	380	385
1.88%, 10/15/2030	1,190	1,056
Crown Castle, Inc. 5.80%, 3/1/2034	120	123
CubeSmart LP 2.00%, 2/15/2031	570	504
		2,068
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	134
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	180
Dell International LLC
6.20%, 7/15/2030	970	1,018
5.30%, 4/1/2032	605	615
		1,813
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	375	330
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	265	242
		572
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	215	216
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	608
3.40%, 10/15/2052	430	282
		890
Total Corporate Bonds (Cost $167,216)		159,996
Mortgage-Backed Securities — 6.6%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	928
Pool # WA1626, 3.45%, 8/1/2032	1,120	1,059
Pool # WN3225, 3.80%, 10/1/2034	750	707
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	476	445
Pool # QA9530, 2.50%, 5/1/2050	417	354
Pool # QB4026, 2.50%, 10/1/2050	1,387	1,186
Pool # QB4045, 2.50%, 10/1/2050	861	737
Pool # QB4484, 2.50%, 10/1/2050	569	488
Pool # QB4542, 2.50%, 10/1/2050	501	431
Pool # QB8503, 2.50%, 2/1/2051	668	564
Pool # SD4767, 2.50%, 2/1/2051	1,039	885
Pool # QC9443, 2.50%, 10/1/2051	555	475
Pool # RA6132, 2.50%, 10/1/2051	1,224	1,031
Pool # SD0781, 3.00%, 11/1/2051	1,386	1,216
Pool # QD4686, 4.00%, 1/1/2052	239	225
Pool # QD7596, 2.50%, 2/1/2052	1,871	1,583
Pool # RA6815, 2.50%, 2/1/2052	1,501	1,272
Pool # SD3952, 2.50%, 3/1/2052	1,192	1,020
Pool # QE1637, 4.00%, 5/1/2052	213	201
Pool # QE1832, 4.50%, 5/1/2052	329	321
Pool # SD4119, 3.00%, 8/1/2052	683	605
Pool # SD3105, 4.00%, 10/1/2052	879	829
Pool # QH9845, 6.00%, 2/1/2054	1,125	1,163
Pool # SD7018, 4.50%, 3/1/2054	1,366	1,322
Pool # TB3719, 7.00%, 5/1/2056	587	622
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	733	748
Pool # BK2113, 2.50%, 3/1/2050	401	339
Pool # CA5658, 2.50%, 5/1/2050	123	104
Pool # FM3118, 3.00%, 5/1/2050	356	317
Pool # BP8608, 2.50%, 6/1/2050	269	228
Pool # BP9250, 2.50%, 7/1/2050	1,085	927
Pool # FP0059, 2.50%, 8/1/2050	881	739
Pool # BP6749, 2.50%, 9/1/2050	1,118	944
Pool # BQ2894, 3.00%, 9/1/2050	615	545
Pool # BK8152, 2.50%, 10/1/2050	255	215
Pool # BQ3996, 2.50%, 10/1/2050	567	486
Pool # BQ5243, 3.50%, 10/1/2050	243	223
Pool # CA7398, 3.50%, 10/1/2050	836	767
Pool # BP7667, 2.50%, 12/1/2050	646	550
Pool # BR4318, 3.00%, 1/1/2051	95	85
Pool # CA8637, 4.00%, 1/1/2051	1,330	1,261
Pool # CB0189, 3.00%, 4/1/2051	256	226
Pool # CB0458, 2.50%, 5/1/2051	412	348
Pool # FS7655, 2.50%, 5/1/2051	1,039	876
Pool # BT0122, 2.50%, 6/1/2051	194	163
Pool # FM7916, 2.50%, 6/1/2051	341	291
Pool # FM7957, 2.50%, 7/1/2051	2,448	2,093
Pool # CB1301, 2.50%, 8/1/2051	642	548
Pool # FM8247, 2.50%, 8/1/2051	347	297
Pool # CB1566, 2.50%, 9/1/2051	1,263	1,059
Pool # FM8659, 2.50%, 9/1/2051	666	564
Pool # FS6514, 2.50%, 9/1/2051	371	318
Pool # FS4624, 2.50%, 11/1/2051	305	256
Pool # CB2313, 2.50%, 12/1/2051	389	332
Pool # FS2559, 3.00%, 12/1/2051	1,116	985
Pool # CB2637, 2.50%, 1/1/2052	725	620
Pool # BV4831, 3.00%, 2/1/2052	416	364
Pool # FS7749, 3.00%, 2/1/2052	1,391	1,227
Pool # BV0295, 3.50%, 2/1/2052	787	724
Pool # BV3950, 4.00%, 2/1/2052	365	343
Pool # BU1203, 3.50%, 3/1/2052	1,323	1,203
Pool # FS4476, 3.00%, 5/1/2052	2,064	1,804
Pool # CB3608, 3.50%, 5/1/2052	1,704	1,549
Pool # BV6743, 4.50%, 5/1/2052	313	301
Pool # CB4119, 4.00%, 7/1/2052	1,314	1,233
Pool # CB4586, 3.00%, 8/1/2052	1,109	969
Pool # BY4714, 5.00%, 6/1/2053	905	894
Pool # BY4761, 5.00%, 6/1/2053	360	355
Pool # DA7753, 5.50%, 1/1/2054	143	145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CB8334, 5.50%, 4/1/2054	1,419	1,432
Pool # DB6037, 5.50%, 5/1/2054	594	600
Pool # DB6039, 6.00%, 5/1/2054	553	571
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	614	616
Pool # AM3010, 5.07%, 3/1/2028	508	514
Pool # BL8639, 1.09%, 4/1/2028	733	691
Pool # AM5319, 4.34%, 1/1/2029	454	454
Pool # BS8149, 4.97%, 9/1/2029	900	910
Pool # BS0448, 1.27%, 12/1/2029	1,004	902
Pool # AN7593, 2.99%, 12/1/2029	308	294
Pool # BL9252, 1.37%, 3/1/2030	367	329
Pool # AN8285, 3.11%, 3/1/2030	315	301
Pool # AM8544, 3.08%, 4/1/2030	130	124
Pool # AN8990, 3.53%, 4/1/2030	443	428
Pool # BS7168, 4.57%, 6/1/2030	681	683
Pool # BL9251, 1.45%, 10/1/2030	798	707
Pool # BL9891, 1.37%, 12/1/2030	570	501
Pool # BS0025, 1.38%, 12/1/2030	1,051	929
Pool # BL9494, 1.46%, 12/1/2030	265	233
Pool # BS8442, 4.74%, 4/1/2031	1,052	1,058
Pool # BS2915, 1.87%, 5/1/2031	207	183
Pool # BS7167, 4.64%, 7/1/2031	1,648	1,655
Pool # BS7437, 5.04%, 8/1/2031	865	883
Pool # BS4563, 2.01%, 1/1/2032	255	225
Pool # BS5580, 3.68%, 1/1/2032	1,075	1,030
Pool # BM6898, 2.15%, 2/1/2032 (h)	550	488
Pool # BS4654, 2.39%, 3/1/2032	825	744
Pool # BL5680, 2.44%, 3/1/2032	1,266	1,135
Pool # AN5952, 3.01%, 7/1/2032	328	304
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,484
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,564
Pool # BS6345, 3.91%, 8/1/2032	510	491
Pool # BZ0884, 5.37%, 9/1/2032	936	968
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,329	1,264
Pool # BS6822, 3.81%, 10/1/2032	980	941
Pool # BS6872, 4.41%, 10/1/2032	285	282
Pool # BS6926, 4.51%, 10/1/2032	352	351
Pool # BS6928, 4.55%, 10/1/2032	310	310
Pool # BS6954, 4.93%, 10/1/2032	777	790
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,083
Pool # BS7090, 4.45%, 12/1/2032	1,024	1,017
Pool # BS7113, 4.90%, 12/1/2032	295	299
Pool # AN7923, 3.33%, 1/1/2033	640	597
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,206
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	29

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7398, 4.74%, 2/1/2033	845	853
Pool # BS5357, 3.41%, 3/1/2033	799	742
Pool # AN9067, 3.51%, 5/1/2033	345	324
Pool # BS8416, 4.56%, 5/1/2033	580	580
Pool # BS5511, 3.45%, 8/1/2033	1,040	966
Pool # BS5127, 3.15%, 9/1/2033	615	559
Pool # BL1012, 4.03%, 12/1/2033	335	324
Pool # BL0900, 4.08%, 2/1/2034	189	183
Pool # BZ0430, 4.32%, 2/1/2034	800	786
Pool # BZ2030, 4.39%, 10/1/2034	630	616
Pool # BL7124, 1.93%, 6/1/2035	658	542
Pool # AN4430, 3.61%, 1/1/2037	557	532
Pool # BL6060, 2.46%, 4/1/2040	595	443
Pool # BF0107, 4.50%, 6/1/2056	458	438
Pool # BF0219, 3.50%, 9/1/2057	1,190	1,070
Pool # BF0230, 5.50%, 1/1/2058	1,167	1,208
Pool # BF0334, 3.50%, 1/1/2059	308	276
Pool # BF0497, 3.00%, 7/1/2060	551	473
Pool # BF0537, 3.00%, 3/1/2061	1,013	869
Pool # BF0561, 3.00%, 9/1/2061	1,563	1,336
Pool # BF0578, 2.50%, 12/1/2061	3,013	2,461
Pool # BF0732, 2.50%, 6/1/2063	1,334	1,095
Pool # BF0733, 3.00%, 6/1/2063	1,253	1,071
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	850	764
Pool # BR3929, 3.50%, 10/20/2050	407	366
Pool # BW1726, 3.50%, 10/20/2050	511	460
Pool # BS8546, 2.50%, 12/20/2050	1,280	1,083
Pool # BR3928, 3.00%, 12/20/2050	664	600
Pool # BU7538, 3.00%, 12/20/2050	376	339
Pool # 785294, 3.50%, 1/20/2051	1,217	1,078
Pool # CA8452, 3.00%, 2/20/2051	1,713	1,534
Pool # CA9005, 3.00%, 2/20/2051	320	294
Pool # CB1543, 3.00%, 2/20/2051	1,343	1,193
Pool # CA3588, 3.50%, 2/20/2051	1,469	1,321
Pool # CB1536, 3.50%, 2/20/2051	1,411	1,279
Pool # CB1542, 3.00%, 3/20/2051	900	800
Pool # CC0070, 3.00%, 3/20/2051	168	152
Pool # CC8726, 3.00%, 3/20/2051	283	252
Pool # CC8738, 3.00%, 3/20/2051	303	270
Pool # CC8723, 3.50%, 3/20/2051	1,893	1,702
Pool # CC0088, 4.00%, 3/20/2051	81	76
Pool # CC0092, 4.00%, 3/20/2051	192	180
Pool # CC8727, 3.00%, 4/20/2051	455	404
Pool # CC8739, 3.00%, 4/20/2051	1,264	1,125
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CC8740, 3.00%, 4/20/2051	991	881
Pool # CC8751, 3.00%, 4/20/2051	211	188
Pool # CA3563, 3.50%, 7/20/2051	885	806
Pool # CE2586, 3.50%, 7/20/2051	1,246	1,120
Pool # CK1527, 3.50%, 12/20/2051	990	896
Pool # CJ8184, 3.50%, 1/20/2052	1,050	944
Pool # CK2716, 3.50%, 2/20/2052	748	664
Pool # CK8295, 5.00%, 3/20/2052	471	465
Pool # MA8097, 2.50%, 6/20/2052	1,407	1,203
Pool # MA8148, 3.00%, 7/20/2052	49	43
Pool # MA8200, 4.00%, 8/20/2052	249	233
Pool # CN3127, 5.00%, 8/20/2052	441	437
Pool # MA8874, 3.00%, 5/20/2053	441	394
Pool # CV0172, 6.50%, 7/20/2053	569	603
Pool # CU6748, 6.00%, 9/20/2053	889	915
Pool # DA2721, 5.50%, 3/20/2054	290	295
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	437	433
Pool # CU1093, 5.50%, 6/20/2063	239	240
Pool # CV6673, 5.50%, 6/20/2063	456	458
Pool # CU1092, 6.00%, 6/20/2063	362	371
Pool # 785183, 2.94%, 10/20/2070 (h)	706	636
Total Mortgage-Backed Securities (Cost $132,590)		125,049
Asset-Backed Securities — 4.2%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	117	110
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	870	867
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	525	509
Series 2016-3, Class AA, 3.00%, 10/15/2028	359	348
Series 2017-2, Class A, 3.60%, 10/15/2029	567	545
Series 2021-1, Class B, 3.95%, 7/11/2030	641	613
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	720	726
Series 2026-1, Class D, 5.10%, 1/12/2033 (d)	830	823
AMSR Trust
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	790	759
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	565	539
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (d)	1,158	1,103
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	763	765
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	301	302
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	193	185
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	705	710
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	545	553
BARC Series 2026-CES1, Class A1A, 4.84%, 1/25/2056 (d) (g)	564	556
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,065	1,026
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,225	1,174
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,375	1,382
Series 2024-1, Class D, 6.03%, 11/15/2029	560	566
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,212
Series 2024-3, Class D, 5.83%, 5/15/2030	660	666
Series 2025-1, Class D, 5.64%, 11/15/2030	1,365	1,375
Series 2025-4, Class C, 4.80%, 8/15/2031	1,324	1,320
Series 2026-2, Class D, 5.19%, 2/17/2032	550	547
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 (d)	1,119	1,119
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	95	94
CarMax Select Receivables Trust Series 2026-B, Class C, 5.19%, 10/15/2032	490	491
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	652	594
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	558	563
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	540	541
Series 2026-1A, Class A, 5.43%, 1/17/2034 (d)	445	445
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	1,109	1,106
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	625	628
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	560	565
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,510	1,547
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	1,650	1,638
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	374	376
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	98	92
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	402	387
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	330	333
Series 2025-2, Class D, 4.90%, 12/15/2032	1,330	1,317
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	435	440
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	111	107
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	47	45
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	350	353
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	285	287
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	551
Series 2025-4A, Class C, 4.57%, 6/16/2031	1,700	1,688
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,540	1,546
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	244	244
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	27	27
Fig Six Trust Series 2026-PF1, Class A, 1.00%, 8/25/2056 (d) (h)	320	321
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,215	1,206
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	410	405
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	745	716
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	420	431
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	338	335
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	166	165
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class C, 5.11%, 1/15/2031 (d)	1,305	1,310
Series 2025-4A, Class C, 4.74%, 8/15/2031 (d)	1,200	1,194
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	195	198
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (d)	515	519
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	31

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18%, 9/25/2055 (d) (g)	977	971
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	1,319	1,322
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	322	325
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	385	389
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,122	1,107
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	644	602
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	80	81
Series 2024-2, Class B1, 5.44%, 10/20/2032 (d)	226	227
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	405	389
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	510	517
Lendmark Funding Trust Series 2026-1A, Class B, 5.09%, 11/20/2035 (d)	310	307
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	689	682
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	437	441
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	1,005	1,007
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	278	265
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	37	36
Series 2025-1A, Class B, 5.21%, 9/22/2042 (d)	309	310
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	162	164
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	1,073	1,042
Octane Receivables Trust
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	417	418
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,300	1,318
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	295	285
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	210	207
Series 2026-A, Class B, 5.06%, 1/9/2034 (d)	540	537
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	920	865
Progress Residential Trust
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	270	257
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	195	184
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	310	291
Series 2024-SFR5, Class D, 3.38%, 8/17/2041 (d) (h)	540	501
Series 2024-SFR5, Class E1, 3.38%, 8/17/2041 (d) (h)	1,210	1,112
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (d)	895	829
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	2,197	2,099
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	2,596	2,459
Series 2026-SFR2, Class C, 4.32%, 5/17/2043 (d)	410	389
Reach ABS Trust
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	400	402
Series 2026-1A, Class C, 4.80%, 2/15/2033 (d)	560	553
Series 2026-2A, Class B, 4.81%, 2/15/2035 (d)	660	659
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	550	551
Research-Driven Pagaya Motor Asset Trust Series 2026-2A, Class A3, 5.38%, 2/26/2035 (d)	1,060	1,061
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	340	344
Series 2024-1A, Class D, 6.58%, 6/21/2033 (d)	425	434
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	620	636
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,150	1,164
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	148	149
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	131	131
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	170	169
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	634	631
Towd Point Mortgage Trust Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (d) (g)	940	940
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 ‡ (d)	465	9
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	538	534
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	395	388
Truist Bank Auto Credit-Linked Notes Series 2026-1, Class B, 5.07%, 6/26/2034 (d)	835	834
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	180	176
Series 2016-1, Class A, 3.45%, 7/7/2028	368	356
Series 2018-1, Class A, 3.70%, 3/1/2030	422	403
Series 2024-1, Class AA, 5.45%, 2/15/2037	454	462
UPG HI Issuer Trust Series 2026-1, Class A, 5.03%, 2/25/2048 (d)	866	863
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	750	746
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	5	5
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	494	498
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	278	281
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	375	378
Total Asset-Backed Securities (Cost $79,175)		78,897
Collateralized Mortgage Obligations — 1.8%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	360	359
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (d) (h)	620	610
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.33%, 7/25/2043 (d) (h)	655	670
FARM Mortgage Trust Series 2024-2, Class A, 5.16%, 8/1/2054 (d) (h)	415	378
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	413	388
Series 2018-1, Class M60C, 3.50%, 5/25/2057	721	669
Series 2019-1, Class MT, 3.50%, 7/25/2058	278	249
Series 2019-1, Class M55D, 4.00%, 7/25/2058	401	376
Series 2019-2, Class M55D, 4.00%, 8/25/2058	716	672
Series 2019-3, Class M55D, 4.00%, 10/25/2058	635	598
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	906	798
Series 2020-3, Class TTW, 3.00%, 5/25/2060	663	616
Series 2022-1, Class MTU, 3.25%, 11/25/2061	275	237
Series 2024-2, Class MT, 3.50%, 5/25/2064	902	791
FHLMC, REMIC
Series 4257, Class DZ, 2.50%, 10/15/2043	480	424
Series 5190, Class LM, 2.50%, 1/25/2048	879	800
Series 5147, Class PC, 1.50%, 10/25/2048	1,926	1,565
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,457	448
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,512	711
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,446	429
Series 5225, Class QL, 4.00%, 5/25/2052	825	699
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	273	283
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	114	115
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	224	218
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	708
Series 2020-54, Class MA, 1.50%, 8/25/2050	283	233
Series 2022-4, Class TA, 1.00%, 4/25/2051	646	523
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,602	774
Series 2022-46, Class GZ, 4.50%, 7/25/2052	814	738
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,025	866
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	530	535
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	625	641
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,432	246
Series 2022-93, Class JZ, 4.50%, 5/20/2052	527	358
Series 2022-105, Class SG, IF, IO, 2.42%, 6/20/2052 (h)	2,235	186
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,725	1,649
Series 2015-H11, Class FC, 4.31%, 5/20/2065 (h)	94	94
Series 2021-H14, Class YD, 6.89%, 6/20/2071 (h)	1,032	909
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (d) (g)	906	876
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	900	899
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	246	246
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	765	766
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	940	941
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	560	560
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	1,970	1,968
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	209	209
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	33

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	1,350	1,341
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	420	420
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	1,842	1,709
Series 2025-2, Class A1, 3.00%, 10/25/2035	1,633	1,509
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	465	465
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,722	1,537
Total Collateralized Mortgage Obligations (Cost $36,148)		35,009
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	660
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	685	669
FHLMC MSCR Trust Series 2021-MN1, Class M1, 5.63%, 1/25/2051 (d) (h)	30	30
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	567	552
Series K754, Class AM, 4.94%, 11/25/2030 (h)	570	578
Series K-1510, Class A2, 3.72%, 1/25/2031	295	285
FNMA ACES
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (h)	223	214
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	555	484
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (h)	444	409
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,620	1,426
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (h)	780	777
Series 2021-M3, Class X1, IO, 1.95%, 11/25/2033 (h)	990	54
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	3,518	—
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (h)	2,551	2,161
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (h)	523	456
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	595	578
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	880	866
Series 2019-K97, Class B, 3.90%, 9/25/2051 (d) (h)	760	732
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.63%, 11/25/2053 (d) (h)	673	693
Series 2024-01, Class M7, 6.38%, 7/25/2054 (d) (h)	344	347
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	345	349
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	885	788
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (d) (h)	400	404
Total Commercial Mortgage-Backed Securities (Cost $13,694)		13,512
Foreign Government Securities — 0.2%
Republic of Panama 5.23%, 2/23/2034	265	261
Republic of Peru 2.78%, 12/1/2060	162	89
United Mexican States
6.00%, 5/13/2030	209	215
5.85%, 7/2/2032	510	516
5.38%, 3/22/2033	1,140	1,117
5.63%, 2/9/2034	383	377
3.50%, 2/12/2034	727	620
6.88%, 5/13/2037	309	325
6.25%, 8/27/2037	375	374
6.34%, 5/4/2053	200	187
Total Foreign Government Securities (Cost $4,265)		4,081
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	197
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (j) (Cost $50,158)	50,158	50,158
Total Investments — 99.6% (Cost $1,515,561)		1,898,469
Other Assets in Excess of Liabilities — 0.4%		7,260
NET ASSETS — 100.0%		1,905,729

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June
30, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2026.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2026.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2026.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	35

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	76	09/21/2026	USD	8,593	225
U.S. Treasury Ultra Bond	136	09/21/2026	USD	15,725	334
U.S. Treasury 2 Year Note	228	09/30/2026	USD	46,991	(22)
U.S. Treasury 5 Year Note	26	09/30/2026	USD	2,782	10
					547
Short Contracts
U.S. Treasury 10 Year Note	(104)	09/21/2026	USD	(11,417)	(67)
U.S. Treasury 10 Year Ultra Note	(268)	09/21/2026	USD	(30,100)	(397)
					(464)
					83

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 47.4%
Fixed Income — 15.9%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	40,697	294,236
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,564	43,915
JPMorgan High Yield Fund Class R6 Shares (a)	27,246	177,920
Total Fixed Income		516,071
International Equity — 2.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,089	82,165
U.S. Equity — 29.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	8,343	937,652
Total Investment Companies (Cost $917,754)		1,535,888
Exchange-Traded Funds — 23.8%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	320	34,288
Fixed Income — 2.2%
JPMorgan Inflation Managed Bond ETF (a)	1,511	72,290
International Equity — 16.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,040	82,079
JPMorgan BetaBuilders International Equity ETF (a)	5,630	439,572
Total International Equity		521,651
U.S. Equity — 4.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	774	98,495
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	478	43,904
Total U.S. Equity		142,399
Total Exchange-Traded Funds (Cost $489,345)		770,628
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 9.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,377
1.13%, 8/15/2040	8,198	5,135
2.25%, 5/15/2041	341	249
3.88%, 2/15/2043	590	523
3.88%, 5/15/2043	6,225	5,502
3.63%, 8/15/2043	2,230	1,900
4.38%, 8/15/2043	3,766	3,541
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.13%, 8/15/2044	14,710	13,303
4.75%, 2/15/2045	8,415	8,231
2.38%, 11/15/2049	1,686	1,074
1.38%, 8/15/2050	18,547	9,098
1.63%, 11/15/2050	2,118	1,107
1.88%, 2/15/2051	3,461	1,923
2.25%, 2/15/2052	2,235	1,346
3.00%, 8/15/2052	1,474	1,045
4.00%, 11/15/2052	2,660	2,276
3.63%, 2/15/2053	1,035	828
4.50%, 11/15/2054	400	372
4.75%, 5/15/2055	260	252
4.75%, 2/15/2056	530	515
U.S. Treasury Notes
4.25%, 11/30/2026 (b)	3,510	3,515
4.13%, 1/31/2027 (b)	4,310	4,313
3.50%, 1/31/2028	1,230	1,217
2.75%, 2/15/2028	5,500	5,378
3.63%, 3/31/2028	3,330	3,300
3.75%, 4/30/2028	7,211	7,159
1.00%, 7/31/2028	1,040	975
2.88%, 4/30/2029	14,148	13,664
3.50%, 1/31/2030	2,360	2,307
4.25%, 1/31/2030	14,509	14,541
3.63%, 3/31/2030	16,270	15,955
3.50%, 4/30/2030	3,550	3,464
3.63%, 12/31/2030	3,720	3,632
4.13%, 3/31/2031	19,485	19,412
4.13%, 2/29/2032	23,705	23,560
3.88%, 12/31/2032	6,898	6,736
3.50%, 2/15/2033	2,200	2,099
4.13%, 4/30/2033	10,056	9,946
3.88%, 8/15/2033	13,730	13,351
4.50%, 11/15/2033	5,520	5,575
4.00%, 2/15/2034	7,409	7,238
3.88%, 8/15/2034	14,656	14,156
4.25%, 11/15/2034	17,540	17,369
U.S. Treasury STRIPS Bonds
4.27%, 11/15/2033 (c)	1,370	992
4.33%, 2/15/2035 (c)	1,285	876
4.36%, 8/15/2035 (c)	2,684	1,785
4.33%, 2/15/2036 (c)	939	609
4.38%, 5/15/2036 (c)	1,171	750
4.53%, 8/15/2036 (c)	6,966	4,398
4.48%, 11/15/2036 (c)	1,242	774
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	37

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.58%, 2/15/2037 (c)	4,504	2,770
4.52%, 5/15/2037 (c)	4,350	2,639
4.62%, 8/15/2037 (c)	7,066	4,225
4.63%, 11/15/2037 (c)	5,804	3,419
4.67%, 2/15/2038 (c)	1,119	651
4.83%, 8/15/2040 (c)	4,383	2,200
5.27%, 11/15/2040 (c)	2,270	1,122
5.38%, 2/15/2041 (c)	1,457	709
5.02%, 2/15/2042 (c)	789	362
Total U.S. Treasury Obligations (Cost $303,770)		290,740
Corporate Bonds — 7.2%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	1,876	1,856
6.53%, 5/1/2034	275	299
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (d)	665	655
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	397
5.40%, 7/31/2033	219	224
Leidos, Inc.
5.75%, 3/15/2033	120	124
5.00%, 3/15/2036	290	279
Northrop Grumman Corp.
5.15%, 5/1/2040	220	215
3.85%, 4/15/2045	255	202
RTX Corp.
2.25%, 7/1/2030	373	341
5.15%, 2/27/2033	165	168
2.82%, 9/1/2051	385	239
		4,999
Automobiles — 0.0% ^
Hyundai Capital America 2.38%, 10/15/2027 (d)	730	710
Banks — 2.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	300	301
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	300	305
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	415
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	995	1,007
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.97%, 5/8/2031	800	799
5.13%, 3/3/2036	600	584
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	199
6.61%, 11/7/2028	600	627
4.55%, 11/6/2030	400	394
5.13%, 11/6/2035	400	392
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	125	124
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,435	1,295
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	490	500
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	1,810	1,783
(SOFR + 1.57%), 5.49%, 4/23/2037 (e)	875	872
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	203	202
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	460	470
(SOFRINDX + 1.16%), 5.00%, 11/12/2032 (d) (e)	750	749
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	253
Bank of Nova Scotia (The) (Canada) (SOFR + 1.05%), 4.81%, 2/2/2034 (e)	570	561
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (d)	225	230
5.54%, 1/22/2030 (d)	205	209
4.54%, 1/15/2031 (d)	360	354
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	235	236
(SOFR + 1.14%), 5.10%, 6/26/2032 (e)	800	799
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	179
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	215	219
(SOFR + 1.51%), 5.21%, 2/24/2037 (e)	300	292
(SOFR + 1.51%), 5.59%, 6/26/2037 (e)	800	799
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (d)	543	545
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	346	327
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	760	767
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	340	346
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	270	273
(SOFR + 1.68%), 5.09%, 5/9/2031 (d) (e)	910	915
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	410	423
BPCE SA (France)
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	1,130	1,143
(SOFR + 1.27%), 4.76%, 1/13/2032 (d) (e)	250	246
(SOFR + 1.22%), 5.18%, 6/2/2032 (d) (e)	320	319
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	670	687
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	355	371
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	920	944
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (d) (e)	200	204
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (e)	430	469
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	995	1,005
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (e)	640	637
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	500	496
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	1,042	1,028
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	950
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	679
(SOFR + 1.17%), 4.50%, 9/11/2031 (e)	475	469
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	110	99
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	567	514
(SOFR + 1.83%), 6.02%, 1/24/2036 (e)	360	371
(SOFR + 1.49%), 5.17%, 9/11/2036 (e)	360	358
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	610	614
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	361	364
(SOFR + 1.17%), 4.66%, 1/12/2032 (d) (e)	307	302
(SOFR + 1.13%), 5.19%, 8/1/2032 (d) (e)	820	824
(SOFR + 1.43%), 5.26%, 1/12/2037 (d) (e)	600	590
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	405	414
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	224	223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	345	346
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	320	313
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	425	427
(SOFR + 1.05%), 4.38%, 11/4/2031 (d) (e)	1,225	1,201
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	445	458
(SOFR + 1.24%), 5.14%, 1/29/2037 (e)	265	260
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,660	1,608
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	800	759
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	480	486
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	205	206
(SOFR + 1.19%), 4.62%, 11/6/2031 (e)	355	350
(SOFR + 1.21%), 4.68%, 3/10/2032 (e)	505	498
(SOFR + 1.32%), 5.21%, 5/12/2034 (e)	500	498
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	435	428
(SOFR + 1.55%), 5.28%, 3/10/2037 (e)	665	657
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	220	223
Huntington National Bank (The) 5.65%, 1/10/2030	334	343
ING Groep NV (Netherlands)
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	400	397
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (e)	280	281
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	260	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	1,490	1,462
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	1,350	1,360
(SOFR + 1.37%), 5.31%, 1/28/2037 (e)	85	84
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	200	201
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	39

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	535	539
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	329
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	485	482
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (e)	480	471
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	600	610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	520	517
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	515	516
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 5.34%, 7/13/2037 (e) (f)	575	571
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	201
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	975	966
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	1,146	1,149
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	360	367
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	280	279
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	255	255
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	545	550
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	450	449
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (e)	285	293
(SOFR + 1.28%), 5.22%, 6/5/2032 (e)	390	389
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	350	359
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	350	350
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	355	364
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (d)	360	356
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	338	340
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	442	449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (d) (e)	420	381
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	470	503
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	222
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	1,000	986
(SOFR + 1.60%), 5.40%, 4/10/2037 (d) (e)	910	892
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (d) (e)	200	197
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	405	417
5.24%, 4/15/2030	400	406
5.42%, 7/9/2031	650	664
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	1,000	993
(SOFR + 1.36%), 5.57%, 1/15/2047 (e)	565	554
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	320	327
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	175	184
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	135	135
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	194	200
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	530	516
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	410	415
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,499
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	665	671
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	484	474
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	94	96
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	93	92
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	113	115
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	700	717
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	1,200	1,223
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	835	834
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	481	493
(SOFR + 1.10%), 4.96%, 1/23/2037 (e)	560	547
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	315	265
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (d)	420	422
		72,965
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	450
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	313
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (d)	110	110
5.70%, 3/26/2036 (d)	137	139
		1,012
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	264
5.05%, 3/15/2034	710	718
4.75%, 3/15/2036	240	235
4.05%, 11/21/2039	600	529
4.25%, 11/21/2049	210	171
5.55%, 3/15/2056	320	315
Amgen, Inc.
4.85%, 2/19/2036	200	196
3.15%, 2/21/2040	729	568
5.60%, 3/2/2043	100	99
5.65%, 3/2/2053	809	787
Biogen, Inc. 5.75%, 5/15/2035	290	302
Gilead Sciences, Inc. 2.60%, 10/1/2040	557	405
		4,589
Broadline Retail — 0.0% ^
Amazon.com, Inc.
4.88%, 3/13/2036	416	410
3.95%, 4/13/2052	555	421
5.80%, 3/13/2056	300	298
		1,129
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	123
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — 0.7%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	200	217
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	170
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	959	951
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	151
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	292	301
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	910	920
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	365	364
(SOFR + 1.10%), 4.47%, 12/10/2031 (e)	400	393
(SOFR + 1.72%), 3.04%, 5/28/2032 (e)	600	546
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,504	1,486
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	270	280
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	385	395
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	460	463
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	220	222
(SOFR + 0.96%), 4.52%, 1/21/2032 (e)	800	785
(SOFR + 1.34%), 5.09%, 4/20/2034 (e)	495	493
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	980	983
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	1,155	1,122
(SOFR + 1.19%), 5.07%, 1/21/2037 (e)	780	762
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	200	178
Morgan Stanley
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	370	378
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	155	156
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (e)	1,745	1,706
(SOFR + 1.20%), 4.71%, 3/12/2032 (e)	605	598
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (e)	340	337
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	1,495	1,322
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	159	161
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	210	211
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (e)	325	315
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	480	469
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	255	195
(SOFR + 1.78%), 5.90%, 3/13/2047 (e)	1,000	1,011
Nasdaq, Inc. 5.55%, 2/15/2034	83	85
Nomura Holdings, Inc. (Japan)
5.17%, 7/14/2031	540	541
5.55%, 7/14/2036	450	451
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	41

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (e)	235	228
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (d) (e)	350	343
(SOFR + 1.73%), 3.09%, 5/14/2032 (d) (e)	262	240
(SOFR + 1.29%), 4.84%, 11/6/2033 (d) (e)	820	806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (e)	200	213
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (e)	720	700
(SOFR + 1.34%), 5.20%, 8/10/2037 (d) (e)	270	266
		21,914
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,058	1,046
5.42%, 11/15/2048	85	80
EIDP, Inc. 5.13%, 5/15/2032	560	567
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	640	577
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	99
		2,369
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	600	620
5.04%, 3/25/2030 (d)	205	206
		826
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	395	392
Consumer Finance — 0.3%
Aercap Funding DAC (Ireland) 4.88%, 7/7/2031	510	507
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,265	1,257
6.10%, 1/15/2027	310	312
5.10%, 1/19/2029	165	166
4.75%, 1/15/2033	255	249
5.00%, 11/15/2035	265	258
Aircastle Ltd.
5.25%, 3/15/2030 (d)	265	267
5.75%, 10/1/2031 (d)	185	189
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (e)	450	468
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (e)	400	402
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	205	205
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	320	326
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	285	276
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (d)	331	321
4.95%, 1/15/2028 (d)	413	414
5.75%, 3/1/2029 (d)	115	117
4.20%, 4/15/2029 (d)	235	231
5.15%, 1/15/2030 (d)	1,410	1,413
4.90%, 10/10/2030 (d)	165	164
4.70%, 1/30/2031 (d)	280	275
4.95%, 10/15/2032 (d)	106	103
4.85%, 4/1/2033 (d)	71	69
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	200	204
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	230	204
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	275	268
(SOFR + 1.51%), 5.40%, 1/30/2037 (e)	845	834
		9,499
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130	128
5.50%, 9/15/2054	100	94
		222
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	475	466
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	395	400
		866
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	83
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	620	613
4.70%, 3/15/2033	90	88
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	349
WP Carey, Inc.
2.40%, 2/1/2031	163	146
2.45%, 2/1/2032	160	140
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
2.25%, 4/1/2033	90	75
5.20%, 9/15/2036	170	168
		1,579
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	322	316
5.13%, 4/30/2036	565	554
3.50%, 6/1/2041	584	449
3.55%, 9/15/2055	369	238
Beacon Point DC LLC 6.13%, 11/30/2042 (d)	1,560	1,573
Comcast Corp.
4.65%, 2/15/2033	390	381
5.17%, 1/15/2037 (d)	335	322
3.25%, 11/1/2039	380	290
2.80%, 1/15/2051	380	212
5.35%, 5/15/2053	330	284
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (d)	500	455
Orange SA (France) 5.00%, 1/13/2036 (d)	820	801
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (d)	805	803
5.65%, 7/15/2033 (d)	790	785
		7,463
Electric Utilities — 0.8%
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	365	373
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	280
5.65%, 6/1/2054	220	216
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	852
DTE Electric Co.
Series B, 3.65%, 3/1/2052	170	124
5.40%, 4/1/2053	140	134
Duke Energy Corp.
6.10%, 9/15/2053	270	275
5.70%, 9/15/2055	285	274
Duke Energy Florida LLC 5.95%, 11/15/2052	133	136
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	77
Duke Energy Progress LLC 2.90%, 8/15/2051	165	103
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,010	1,028
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	85	75
Edison International
5.75%, 6/15/2027	225	226
5.00%, 5/5/2028	120	120
5.25%, 11/15/2028	700	701
Electricite de France SA (France)
5.95%, 4/22/2034 (d)	350	367
5.25%, 4/22/2036 (d)	100	98
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	190
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (d)	380	369
Entergy Arkansas LLC 2.65%, 6/15/2051	84	50
Entergy Louisiana LLC
4.00%, 3/15/2033	166	157
2.90%, 3/15/2051	70	44
5.70%, 3/15/2054	150	148
Evergy Metro, Inc. 4.95%, 4/15/2033	323	322
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	632	636
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	279	280
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	630	624
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	210	176
Florida Power & Light Co. 5.30%, 4/1/2053	160	151
Fortis, Inc. (Canada) 3.06%, 10/4/2026	194	193
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	100
Interstate Power and Light Co.
4.95%, 9/30/2034	145	142
5.45%, 9/30/2054	165	156
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	136	127
5.40%, 6/1/2033 (d)	560	567
5.50%, 4/15/2036 (d)	90	91
Jersey Central Power & Light Co. 5.10%, 1/15/2035	115	115
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	103	80
MidAmerican Energy Co. 5.85%, 9/15/2054	120	122
New England Power Co. 2.81%, 10/6/2050 (d)	280	170
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	440	417
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	130	129
Northern States Power Co. 5.10%, 5/15/2053	220	200
NRG Energy, Inc.
2.45%, 12/2/2027 (d)	365	353
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	43

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.41%, 10/15/2035 (d)	575	565
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	123
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	291	282
Pacific Gas and Electric Co.
6.15%, 1/15/2033	300	313
6.40%, 6/15/2033	254	269
5.80%, 5/15/2034	567	580
6.00%, 8/15/2035	1,130	1,165
3.75%, 8/15/2042 (g)	79	60
4.30%, 3/15/2045	80	63
6.75%, 1/15/2053	115	121
5.90%, 10/1/2054	60	57
PacifiCorp 5.80%, 1/15/2055	900	858
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,760	2,752
Series A-3, 5.54%, 7/15/2047	200	198
Series A-3, 5.53%, 6/1/2049	405	402
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	125
Series A-4, 5.21%, 12/1/2047	80	76
Series A-5, 5.10%, 6/1/2052	150	138
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	407
PPL Capital Funding, Inc. 5.25%, 9/1/2034	185	186
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	159
Public Service Co. of Oklahoma
5.20%, 1/15/2035	80	80
Series K, 3.15%, 8/15/2051	90	58
Public Service Electric and Gas Co. 3.00%, 3/1/2051	455	297
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	176	173
5.34%, 3/15/2045	305	301
Series A-2, 5.11%, 12/15/2047	85	79
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	160	160
Southern California Edison Co.
5.85%, 11/1/2027	286	290
5.45%, 6/1/2031	450	459
Series C, 4.13%, 3/1/2048	131	99
5.70%, 3/1/2053	85	78
5.75%, 4/15/2054	530	493
5.90%, 3/1/2055	110	105
Southern Co. (The) 5.20%, 6/15/2033	386	389
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Tucson Electric Power Co. 5.50%, 4/15/2053	305	291
Union Electric Co.
5.20%, 4/1/2034	400	405
3.90%, 4/1/2052	191	144
5.45%, 3/15/2053	185	177
Vistra Operations Co. LLC
4.38%, 5/1/2029 (d)	900	884
4.60%, 10/15/2030 (d)	470	462
6.00%, 4/15/2034 (d)	208	214
5.70%, 12/30/2034 (d)	115	116
5.25%, 10/15/2035 (d)	516	502
5.35%, 1/31/2036 (d)	255	250
		26,973
Electrical Equipment — 0.0% ^
Eaton Corp. 4.50%, 3/6/2033	790	773
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	450	427
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 5.00%, 6/15/2036	415	406
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	355
5.40%, 6/12/2029	670	683
4.00%, 4/14/2032	1,200	1,144
		2,182
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	112
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	286	283
Fiserv, Inc. 5.15%, 8/12/2034	790	767
Global Payments, Inc.
3.20%, 8/15/2029	367	346
5.30%, 8/15/2029	70	70
5.40%, 3/15/2033	269	264
5.55%, 11/15/2035	905	877
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	280	279
5.13%, 7/29/2029 (d)	679	687
(SOFR + 1.65%), 5.54%, 7/14/2036 (d) (e)	200	202
NTT Finance Corp. (Japan)
5.26%, 11/1/2033 (d)	275	274
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
5.48%, 11/1/2036 (d)	285	284
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	855	855
		5,300
Food Products — 0.1%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	343	331
5.15%, 8/4/2035	530	527
JBS NV
3.75%, 12/1/2031	320	299
6.75%, 3/15/2034	25	27
5.95%, 4/20/2035	125	129
5.50%, 1/15/2036	595	594
5.63%, 3/10/2037 (d)	30	30
6.50%, 12/1/2052	75	76
6.38%, 4/15/2066	675	662
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	214
4.38%, 6/1/2046	29	23
4.88%, 10/1/2049	450	377
Mars, Inc.
5.00%, 3/1/2032 (d)	250	252
5.65%, 5/1/2045 (d)	540	537
Tyson Foods, Inc. 5.70%, 3/15/2034	230	237
		4,315
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	143
Southern California Gas Co. 6.35%, 11/15/2052	150	159
		302
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	156
CSX Corp. 3.80%, 11/1/2046	219	171
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	220	221
Norfolk Southern Corp. 3.05%, 5/15/2050	215	140
Uber Technologies, Inc. 4.80%, 9/15/2034	170	167
Union Pacific Corp. 3.50%, 2/14/2053	190	134
		989
Health Care Equipment & Supplies — 0.0% ^
Solventum Corp. 5.60%, 3/23/2034	744	762
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	130
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Banner Health 1.90%, 1/1/2031	288	256
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	74
Cencora, Inc.
5.13%, 2/15/2034	850	853
4.25%, 3/1/2045	650	539
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	134
Cigna Group (The)
5.13%, 5/15/2031	670	681
3.20%, 3/15/2040	708	553
CommonSpirit Health
2.78%, 10/1/2030	170	156
3.91%, 10/1/2050	75	56
CVS Health Corp. 5.25%, 2/21/2033	250	254
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	250
HCA, Inc.
3.63%, 3/15/2032	125	116
5.60%, 4/1/2034	250	255
5.45%, 9/15/2034	345	349
5.75%, 3/1/2035	300	309
4.90%, 11/15/2035	310	300
5.30%, 5/15/2036	315	313
5.50%, 6/15/2047	140	130
3.50%, 7/15/2051	128	87
5.95%, 9/15/2054	145	142
6.10%, 4/1/2064	470	467
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	108
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	31
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	107
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	134
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	106
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	218
		7,108
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	130	116
Healthpeak OP LLC 2.13%, 12/1/2028	323	304
		420
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	500	496
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	45

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Starbucks Corp.
4.80%, 2/15/2033	330	328
3.35%, 3/12/2050	214	146
		970
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	375	380
Constellation Energy Generation LLC
5.80%, 3/1/2033	49	51
5.75%, 10/1/2041	205	206
Southern Power Co.
4.80%, 6/15/2031	700	698
5.15%, 9/15/2041	230	219
		1,554
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (d)	85	84
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	155	153
Prologis LP 5.25%, 3/15/2054	374	354
		591
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	450	459
5.75%, 3/1/2054	110	108
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	136
CNO Global Funding 5.88%, 6/4/2027 (d)	800	809
Corebridge Global Funding 4.90%, 8/21/2032 (d)	145	143
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	316	203
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	360	368
Jackson National Life Global Funding 5.25%, 6/16/2031 (d)	820	819
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	400	407
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	454
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	538	397
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (d)	680	693
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	160	159
Protective Life Global Funding 5.47%, 12/8/2028 (d)	386	392
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	110	88
3.30%, 5/15/2050 (d)	429	287
		5,922
Interactive Media & Services — 0.1%
Alphabet, Inc.
5.50%, 2/15/2046	285	281
5.65%, 2/15/2056	415	410
5.75%, 2/15/2066	260	257
Meta Platforms, Inc.
4.88%, 11/15/2035	650	633
5.25%, 5/15/2036	325	323
5.50%, 11/15/2045	650	603
5.60%, 5/15/2053	260	236
5.40%, 8/15/2054	235	207
5.63%, 11/15/2055	380	344
6.30%, 5/15/2056	370	368
		3,662
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	127	122
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	203
		325
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	490	484
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	269
3.70%, 4/1/2051	467	290
Time Warner Cable LLC
5.88%, 11/15/2040	355	317
5.50%, 9/1/2041	755	646
		1,522
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	645	666
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	213
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	1,356	1,236
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
5.63%, 4/4/2034 (d)	260	267
5.51%, 4/1/2036 (d)	190	191
		2,573
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	124
Dominion Energy, Inc. 5.35%, 6/15/2036	390	391
DTE Energy Co. 5.10%, 3/1/2029	700	708
Engie SA (France) 5.63%, 4/10/2034 (d)	790	817
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	224
Puget Energy, Inc.
2.38%, 6/15/2028	258	247
5.73%, 3/15/2035	170	171
San Diego Gas & Electric Co.
2.95%, 8/15/2051	350	223
Series EEEE, 5.95%, 3/15/2056	150	152
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	205	203
Series 21A, 3.15%, 9/30/2051	160	105
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	227
		3,592
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	246
Oil, Gas & Consumable Fuels — 0.3%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	170	167
5.80%, 10/1/2054 (d)	150	139
BP Capital Markets America, Inc.
2.77%, 11/10/2050	208	128
3.00%, 3/17/2052	75	48
Cheniere Energy Partners LP 5.55%, 10/30/2035	190	193
Cheniere Energy, Inc. 5.65%, 4/15/2034	180	185
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	118	118
5.68%, 1/15/2034 (d)	157	160
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	680	688
5.96%, 2/15/2055 (d)	470	464
ConocoPhillips Co. 5.50%, 1/15/2055	350	335
Devon Energy Corp.
3.90%, 5/15/2027 (d)	140	139
5.40%, 2/15/2035 (d)	305	306
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.75%, 9/15/2054	125	120
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	165	170
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	207
5.63%, 4/5/2034	375	386
5.45%, 3/27/2036	280	283
Energy Transfer LP
5.25%, 7/1/2029	350	355
5.35%, 1/15/2036	184	183
5.00%, 5/15/2044 (g)	525	461
Eni SpA (Italy)
5.95%, 5/15/2054 (d)	200	198
6.00%, 5/18/2056 (d)	640	632
Enterprise Products Operating LLC 4.45%, 2/15/2043	317	277
Exxon Mobil Corp. 3.00%, 8/16/2039	643	509
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	170	141
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (d)	306	301
Kinder Morgan, Inc. 7.80%, 8/1/2031	550	624
MPLX LP 4.50%, 4/15/2038	226	205
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	50	48
ONEOK, Inc. 4.75%, 10/15/2031	560	554
Ovintiv, Inc. 6.25%, 7/15/2033	450	473
Pioneer Natural Resources Co. 2.15%, 1/15/2031	245	220
Shell Finance US, Inc. 3.13%, 11/7/2049 (d)	215	145
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	95	95
5.03%, 10/1/2029	105	105
Targa Resources Corp. 4.90%, 9/15/2030	573	574
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	321
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	417
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	100	87
		11,161
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	151	145
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	275
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	47

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	56
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	236
4.25%, 10/26/2049	245	199
3.70%, 3/15/2052	205	150
5.55%, 2/22/2054	32	31
Eli Lilly & Co.
5.00%, 2/9/2054	600	554
5.70%, 5/20/2066	240	241
Merck & Co., Inc.
2.35%, 6/24/2040	312	222
4.00%, 3/7/2049	60	48
2.90%, 12/10/2061	65	38
Novartis Capital Corp. 5.70%, 3/18/2056	120	122
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	375	345
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200	133
		2,375
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	112
UDR, Inc. 2.10%, 8/1/2032	416	354
		466
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP 2.50%, 8/16/2031	100	89
NNN REIT, Inc.
5.60%, 10/15/2033	100	103
5.50%, 6/15/2034	170	173
		365
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	224	163
Broadcom, Inc.
1.95%, 2/15/2028	470	452
5.15%, 11/15/2031	560	570
4.55%, 2/15/2032	323	319
4.80%, 2/15/2036	186	181
3.19%, 11/15/2036 (d)	279	234
Foundry JV Holdco LLC
6.25%, 1/25/2035 (d)	500	531
6.10%, 1/25/2036 (d)	200	211
6.20%, 1/25/2037 (d)	200	212
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Intel Corp.
3.73%, 12/8/2047	175	126
3.25%, 11/15/2049	340	221
KLA Corp. 3.30%, 3/1/2050	470	326
Marvell Technology, Inc. 5.45%, 7/15/2035	1,258	1,275
NXP BV (Netherlands)
5.00%, 1/15/2033	260	259
3.25%, 5/11/2041	340	258
		5,338
Software — 0.2%
Oracle Corp.
4.80%, 9/26/2032	390	371
4.90%, 2/6/2033	230	218
5.70%, 2/4/2036	390	378
3.80%, 11/15/2037	680	543
3.65%, 3/25/2041	1,000	718
5.88%, 9/26/2045	5	4
6.55%, 2/4/2046	185	174
3.95%, 3/25/2051	135	86
6.70%, 2/4/2056	600	565
6.85%, 2/4/2066	390	363
Roper Technologies, Inc. 1.75%, 2/15/2031	218	190
Synopsys, Inc.
5.00%, 4/1/2032	250	251
5.70%, 4/1/2055	325	315
VMware LLC
1.40%, 8/15/2026	394	393
4.70%, 5/15/2030	364	365
		4,934
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	440	446
1.88%, 10/15/2030	1,039	922
Crown Castle, Inc. 5.80%, 3/1/2034	130	134
CubeSmart LP 2.00%, 2/15/2031	505	446
		1,948
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	130
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	304
2.70%, 8/5/2051	415	253
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Dell International LLC
6.20%, 7/15/2030	850	892
5.30%, 4/1/2032	740	752
		2,201
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	299
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	255	233
		532
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	260	261
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	644
3.40%, 10/15/2052	540	354
Vodafone Group plc (United Kingdom) 5.35%, 6/18/2036	550	546
		1,544
Total Corporate Bonds (Cost $241,538)		233,813
Mortgage-Backed Securities — 5.1%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,356
Pool # WA1626, 3.45%, 8/1/2032	1,120	1,059
Pool # WN3225, 3.80%, 10/1/2034	740	698
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	436	407
Pool # QA3570, 2.50%, 10/1/2049	161	136
Pool # QA5290, 2.50%, 12/1/2049	1,448	1,225
Pool # QA6772, 3.50%, 1/1/2050	203	187
Pool # QA9530, 2.50%, 5/1/2050	475	403
Pool # QB4026, 2.50%, 10/1/2050	1,240	1,061
Pool # QB4045, 2.50%, 10/1/2050	768	658
Pool # QB4484, 2.50%, 10/1/2050	502	431
Pool # QB4542, 2.50%, 10/1/2050	447	384
Pool # QB5092, 2.50%, 11/1/2050	340	291
Pool # QB8503, 2.50%, 2/1/2051	614	518
Pool # SD4767, 2.50%, 2/1/2051	1,171	998
Pool # QC9443, 2.50%, 10/1/2051	591	506
Pool # RA6132, 2.50%, 10/1/2051	1,571	1,323
Pool # SD2841, 2.50%, 10/1/2051	1,340	1,131
Pool # SD0781, 3.00%, 11/1/2051	1,722	1,510
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # QD5778, 3.00%, 1/1/2052	648	571
Pool # QD6091, 3.00%, 1/1/2052	984	866
Pool # SD5768, 3.00%, 1/1/2052	2,098	1,851
Pool # QD4686, 4.00%, 1/1/2052	229	215
Pool # QD7596, 2.50%, 2/1/2052	2,101	1,778
Pool # RA6815, 2.50%, 2/1/2052	1,751	1,484
Pool # RA6959, 2.50%, 3/1/2052	735	629
Pool # SD3952, 2.50%, 3/1/2052	1,341	1,147
Pool # QE1637, 4.00%, 5/1/2052	207	195
Pool # QE1832, 4.50%, 5/1/2052	325	317
Pool # SD4119, 3.00%, 8/1/2052	1,152	1,020
Pool # SD3105, 4.00%, 10/1/2052	1,249	1,178
Pool # QH9845, 6.00%, 2/1/2054	1,578	1,631
Pool # SD7018, 4.50%, 3/1/2054	1,756	1,700
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,132	1,017
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	655	668
Pool # BK2113, 2.50%, 3/1/2050	456	385
Pool # CA5658, 2.50%, 5/1/2050	140	118
Pool # FM3118, 3.00%, 5/1/2050	330	295
Pool # BP8608, 2.50%, 6/1/2050	306	259
Pool # BP9250, 2.50%, 7/1/2050	1,160	991
Pool # FM3778, 2.50%, 8/1/2050	234	200
Pool # FP0059, 2.50%, 8/1/2050	991	831
Pool # BP6749, 2.50%, 9/1/2050	1,378	1,164
Pool # BQ2894, 3.00%, 9/1/2050	549	486
Pool # BQ3996, 2.50%, 10/1/2050	506	434
Pool # BQ5243, 3.50%, 10/1/2050	218	200
Pool # CA7398, 3.50%, 10/1/2050	744	683
Pool # BP7667, 2.50%, 12/1/2050	733	624
Pool # BR4318, 3.00%, 1/1/2051	84	75
Pool # CA8637, 4.00%, 1/1/2051	1,182	1,121
Pool # FM7082, 2.00%, 4/1/2051	704	571
Pool # FM6856, 2.50%, 4/1/2051	313	262
Pool # CB0189, 3.00%, 4/1/2051	291	258
Pool # CB0458, 2.50%, 5/1/2051	453	383
Pool # FS7655, 2.50%, 5/1/2051	1,168	985
Pool # BT0122, 2.50%, 6/1/2051	219	185
Pool # FM7916, 2.50%, 6/1/2051	366	313
Pool # CB1301, 2.50%, 8/1/2051	709	605
Pool # FM8247, 2.50%, 8/1/2051	392	335
Pool # CB1566, 2.50%, 9/1/2051	1,411	1,183
Pool # FM8659, 2.50%, 9/1/2051	753	637
Pool # CB1873, 3.00%, 10/1/2051	1,571	1,385
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	49

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS4624, 2.50%, 11/1/2051	340	286
Pool # CB2313, 2.50%, 12/1/2051	442	378
Pool # FS2559, 3.00%, 12/1/2051	1,243	1,096
Pool # CB2637, 2.50%, 1/1/2052	686	587
Pool # FS9143, 2.50%, 1/1/2052	2,345	1,970
Pool # FS0331, 3.00%, 1/1/2052	2,003	1,764
Pool # BV4831, 3.00%, 2/1/2052	394	344
Pool # FS7749, 3.00%, 2/1/2052	1,227	1,082
Pool # BV0295, 3.50%, 2/1/2052	745	686
Pool # BV3950, 4.00%, 2/1/2052	350	329
Pool # BU1203, 3.50%, 3/1/2052	1,863	1,695
Pool # FS4476, 3.00%, 5/1/2052	2,647	2,314
Pool # CB3608, 3.50%, 5/1/2052	2,168	1,970
Pool # BV6743, 4.50%, 5/1/2052	306	294
Pool # BV9515, 6.00%, 6/1/2052	349	362
Pool # CB4119, 4.00%, 7/1/2052	1,827	1,715
Pool # CB4586, 3.00%, 8/1/2052	1,567	1,369
Pool # BY4714, 5.00%, 6/1/2053	950	938
Pool # BY4761, 5.00%, 6/1/2053	382	377
Pool # DA7753, 5.50%, 1/1/2054	160	163
Pool # DA9487, 6.00%, 2/1/2054	1,025	1,058
Pool # CB8334, 5.50%, 4/1/2054	1,627	1,641
Pool # DB6037, 5.50%, 5/1/2054	642	649
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	614	616
Pool # AM3010, 5.07%, 3/1/2028	475	479
Pool # BL8639, 1.09%, 4/1/2028	653	616
Pool # AM5319, 4.34%, 1/1/2029	427	427
Pool # BS8149, 4.97%, 9/1/2029	900	910
Pool # BS7604, 5.16%, 10/1/2029	585	596
Pool # BS0448, 1.27%, 12/1/2029	923	829
Pool # AN7593, 2.99%, 12/1/2029	271	259
Pool # AN8285, 3.11%, 3/1/2030	278	265
Pool # AM8544, 3.08%, 4/1/2030	122	116
Pool # BS7168, 4.57%, 6/1/2030	844	847
Pool # BZ0896, 5.43%, 7/1/2030	1,239	1,276
Pool # BL9251, 1.45%, 10/1/2030	728	644
Pool # BL9891, 1.37%, 12/1/2030	502	441
Pool # BL9494, 1.46%, 12/1/2030	280	246
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,486
Pool # BS7121, 5.15%, 3/1/2031	1,176	1,202
Pool # BS6203, 4.26%, 4/1/2031	559	549
Pool # BS8442, 4.74%, 4/1/2031	1,093	1,099
Pool # BS7813, 4.83%, 6/1/2031	766	774
Pool # BS7167, 4.64%, 7/1/2031	1,604	1,611
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS7437, 5.04%, 8/1/2031	865	883
Pool # BS5580, 3.68%, 1/1/2032	1,046	1,001
Pool # BS4654, 2.39%, 3/1/2032	825	744
Pool # BL5680, 2.44%, 3/1/2032	1,345	1,205
Pool # BZ2434, 4.95%, 3/1/2032	2,468	2,499
Pool # BS7642, 5.15%, 5/1/2032	396	407
Pool # AN5952, 3.01%, 7/1/2032	348	323
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,373
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,551
Pool # BS6345, 3.91%, 8/1/2032	500	482
Pool # BZ0884, 5.37%, 9/1/2032	1,286	1,330
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,238	1,178
Pool # BS6822, 3.81%, 10/1/2032	960	922
Pool # BS8528, 4.31%, 10/1/2032	1,877	1,846
Pool # BS6954, 4.93%, 10/1/2032	762	775
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,073
Pool # BS7090, 4.45%, 12/1/2032	1,020	1,013
Pool # AN7923, 3.33%, 1/1/2033	565	527
Pool # BZ6187, 4.10%, 1/1/2033	2,320	2,259
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,284
Pool # BS7398, 4.74%, 2/1/2033	835	843
Pool # BS5357, 3.41%, 3/1/2033	770	716
Pool # AN9067, 3.51%, 5/1/2033	310	291
Pool # BS8416, 4.56%, 5/1/2033	605	605
Pool # BS5511, 3.45%, 8/1/2033	997	926
Pool # BS5127, 3.15%, 9/1/2033	580	527
Pool # BL1012, 4.03%, 12/1/2033	300	290
Pool # BL0900, 4.08%, 2/1/2034	244	236
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,676
Pool # BZ2030, 4.39%, 10/1/2034	2,130	2,083
Pool # BL7124, 1.93%, 6/1/2035	645	531
Pool # BZ0217, 5.22%, 8/1/2035	1,125	1,161
Pool # AN0375, 3.76%, 12/1/2035	613	578
Pool # AN4430, 3.61%, 1/1/2037	497	474
Pool # BF0045, 4.50%, 3/1/2052	185	177
Pool # BF0109, 4.00%, 2/1/2056	310	291
Pool # BF0091, 3.50%, 5/1/2056	775	700
Pool # BF0108, 4.50%, 6/1/2056	359	342
Pool # BF0219, 3.50%, 9/1/2057	1,353	1,216
Pool # BF0230, 5.50%, 1/1/2058	1,094	1,133
Pool # BF0497, 3.00%, 7/1/2060	517	443
Pool # BF0537, 3.00%, 3/1/2061	1,169	1,002
Pool # BF0561, 3.00%, 9/1/2061	1,820	1,557
Pool # BF0578, 2.50%, 12/1/2061	3,219	2,630
Pool # BF0580, 3.50%, 12/1/2061	391	354
SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0732, 2.50%, 6/1/2063	1,503	1,235
Pool # BF0733, 3.00%, 6/1/2063	1,414	1,209
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2056 (f)	2,065	1,725
TBA, 5.50%, 7/25/2056 (f)	3,440	3,451
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	753	677
Pool # BR3929, 3.50%, 10/20/2050	358	322
Pool # BW1726, 3.50%, 10/20/2050	463	417
Pool # BS8546, 2.50%, 12/20/2050	1,152	975
Pool # BR3928, 3.00%, 12/20/2050	593	536
Pool # BU7538, 3.00%, 12/20/2050	335	302
Pool # 785294, 3.50%, 1/20/2051	1,112	985
Pool # CA8452, 3.00%, 2/20/2051	1,568	1,404
Pool # CA9005, 3.00%, 2/20/2051	271	249
Pool # CB1543, 3.00%, 2/20/2051	1,231	1,093
Pool # CA3588, 3.50%, 2/20/2051	1,344	1,209
Pool # CB1536, 3.50%, 2/20/2051	1,293	1,173
Pool # CB1542, 3.00%, 3/20/2051	825	733
Pool # CB4433, 3.00%, 3/20/2051	1,221	1,068
Pool # CC0070, 3.00%, 3/20/2051	155	141
Pool # CC8726, 3.00%, 3/20/2051	262	233
Pool # CC8738, 3.00%, 3/20/2051	288	257
Pool # CC8723, 3.50%, 3/20/2051	1,759	1,581
Pool # CC0088, 4.00%, 3/20/2051	75	70
Pool # CC0092, 4.00%, 3/20/2051	177	166
Pool # CC8727, 3.00%, 4/20/2051	422	375
Pool # CC8739, 3.00%, 4/20/2051	1,172	1,043
Pool # CC8740, 3.00%, 4/20/2051	919	817
Pool # CC8751, 3.00%, 4/20/2051	198	176
Pool # CA3563, 3.50%, 7/20/2051	831	756
Pool # CE2586, 3.50%, 7/20/2051	1,206	1,084
Pool # CK1527, 3.50%, 12/20/2051	938	848
Pool # CJ8184, 3.50%, 1/20/2052	994	894
Pool # CK2660, 3.00%, 2/20/2052	533	473
Pool # CK2716, 3.50%, 2/20/2052	732	649
Pool # CK8295, 5.00%, 3/20/2052	500	493
Pool # CN3557, 4.50%, 5/20/2052	386	376
Pool # MA8097, 2.50%, 6/20/2052	1,987	1,699
Pool # MA8148, 3.00%, 7/20/2052	90	80
Pool # MA8200, 4.00%, 8/20/2052	201	189
Pool # CN3127, 5.00%, 8/20/2052	472	467
Pool # MA8796, 3.00%, 4/20/2053	1,014	908
Pool # MA8874, 3.00%, 5/20/2053	1,028	918
Pool # CU6748, 6.00%, 9/20/2053	940	967
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA9419, 3.50%, 1/20/2054	189	174
Pool # MA9484, 3.50%, 2/20/2054	241	219
Pool # DA2721, 5.50%, 3/20/2054	326	331
Pool # DD7557, 6.50%, 9/20/2054	617	646
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	595	529
Pool # CU1093, 5.50%, 6/20/2063	254	255
Pool # CV1712, 5.50%, 6/20/2063	311	312
Pool # CU1092, 6.00%, 6/20/2063	383	392
Pool # CT6283, 6.00%, 7/20/2063	762	781
Pool # CW0095, 6.00%, 7/20/2063	535	548
Pool # 785183, 2.94%, 10/20/2070 (h)	634	572
Total Mortgage-Backed Securities (Cost $173,562)		166,511
Asset-Backed Securities — 3.4%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	111	104
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	815	812
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	480	466
Series 2016-3, Class AA, 3.00%, 10/15/2028	332	321
Series 2017-2, Class A, 3.60%, 10/15/2029	1,134	1,090
Series 2021-1, Class B, 3.95%, 7/11/2030	619	592
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	211	213
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	765	771
Series 2026-1, Class D, 5.10%, 1/12/2033 (d)	950	942
AMSR Trust
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	895	860
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	655	625
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (d)	1,554	1,480
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	969	972
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	384	385
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	172	165
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	800	806
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	580	589
BARC Series 2026-CES1, Class A1A, 4.84%, 1/25/2056 (d) (g)	1,074	1,060
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	51

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,200	1,156
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,380	1,323
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,545	1,553
Series 2024-1, Class D, 6.03%, 11/15/2029	580	586
Series 2024-2, Class C, 6.07%, 2/15/2030	825	833
Series 2024-3, Class D, 5.83%, 5/15/2030	625	631
Series 2025-1, Class D, 5.64%, 11/15/2030	1,635	1,647
Series 2025-4, Class C, 4.80%, 8/15/2031	1,811	1,806
Series 2026-2, Class D, 5.19%, 2/17/2032	750	746
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 (d)	1,288	1,288
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	85	83
CarMax Select Receivables Trust Series 2026-B, Class C, 5.19%, 10/15/2032	690	692
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	596	543
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	644	648
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	620	621
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	1,517	1,513
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	735	738
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	600	606
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	2,320	2,376
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	1,300	1,298
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	2,165	2,150
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	484	486
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	86	81
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	394	379
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	365	369
Series 2025-2, Class D, 4.90%, 12/15/2032	1,780	1,763
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	460	466
EFMT Series 2025-CES2, Class A1A, 5.65%, 2/25/2060 (d) (g)	568	570
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	108	104
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	49	47
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	375	378
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	304	306
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	591
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,200	2,184
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,964	1,971
Series 2026-1A, Class C, 4.40%, 5/17/2032	720	709
Exeter Select Automobile Receivables Trust Series 2025-1, Class C, 5.40%, 8/15/2031	1,621	1,637
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	263	264
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	29	29
Fig Six Trust Series 2026-PF1, Class A, 1.00%, 8/25/2056 (d) (h)	445	446
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,145	1,137
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	395	390
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	720	692
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	443	455
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	390	387
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	192	191
GLS Auto Receivables Issuer Trust
Series 2025-4A, Class C, 4.74%, 8/15/2031 (d)	1,540	1,532
Series 2026-2A, Class D, 5.38%, 1/15/2032 (d)	725	724
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	205	208
GoodLeap Home Improvement Solutions Trust Series 2026-1A, Class A, 5.31%, 12/20/2049 (d)	1,820	1,808
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18%, 9/25/2055 (d) (g)	1,379	1,371
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	1,621	1,626
SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	138	140
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	119	119
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	364	367
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	437	441
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,084	1,069
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	612	572
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	80	81
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	530	509
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	540	548
Lendmark Funding Trust
Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	560	563
Series 2026-1A, Class B, 5.09%, 11/20/2035 (d)	440	436
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	641	634
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	497	501
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	1,282	1,284
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	269	256
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	35	34
Series 2025-1A, Class B, 5.21%, 9/22/2042 (d)	392	392
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	1,045	1,045
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	182	183
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	218	221
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	1,832	1,778
Octane Receivables Trust
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	555	558
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,470	1,490
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	390	390
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	517	520
Series 2026-1A, Class C, 4.86%, 5/15/2034 (d)	1,100	1,082
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	260	251
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	195	192
Series 2026-A, Class B, 5.06%, 1/9/2034 (d)	700	696
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	975	917
Progress Residential Trust
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	935	917
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	285	272
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	220	207
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	355	333
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	780	735
Series 2024-SFR5, Class A, 3.00%, 8/17/2041 (d)	796	753
Series 2024-SFR5, Class D, 3.38%, 8/17/2041 (d) (h)	605	561
Series 2024-SFR5, Class E1, 3.38%, 8/17/2041 (d) (h)	1,360	1,250
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (d)	2,170	2,044
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	2,895	2,767
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	3,365	3,187
Series 2026-SFR2, Class C, 4.32%, 5/17/2043 (d)	570	541
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (d)	1,110	1,096
Reach ABS Trust
Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	257	258
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	450	452
Series 2026-1A, Class C, 4.80%, 2/15/2033 (d)	760	750
Series 2026-2A, Class B, 4.81%, 2/15/2035 (d)	930	929
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	750	752
Research-Driven Pagaya Motor Asset Trust Series 2026-2A, Class A3, 5.38%, 2/26/2035 (d)	1,450	1,452
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,225
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	380	385
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	660	677
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,230	1,245
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	147	148
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	226	225
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	53

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	808	804
Towd Point Mortgage Trust Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (d) (g)	1,495	1,495
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 ‡ (d)	495	10
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	852	845
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	425	417
Truist Bank Auto Credit-Linked Notes Series 2026-1, Class B, 5.07%, 6/26/2034 (d)	830	829
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	162	158
Series 2018-1, Class A, 3.70%, 3/1/2030	385	367
Series 2024-1, Class AA, 5.45%, 2/15/2037	635	646
UPG HI Issuer Trust Series 2026-1, Class A, 5.03%, 2/25/2048 (d)	1,191	1,186
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	1,000	994
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	5	5
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	651	656
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	314	317
Westlake Automobile Receivables Trust
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	400	403
Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	1,265	1,293
Total Asset-Backed Securities (Cost $109,444)		109,246
Collateralized Mortgage Obligations — 1.4%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	465	464
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (d) (h)	920	898
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.33%, 7/25/2043 (d) (h)	695	711
FARM Mortgage Trust Series 2024-2, Class A, 5.16%, 8/1/2054 (d) (h)	484	440
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	696	646
Series 2017-4, Class M45T, 4.50%, 6/25/2057	464	449
Series 2019-1, Class MT, 3.50%, 7/25/2058	278	249
Series 2019-1, Class M55D, 4.00%, 7/25/2058	714	670
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-2, Class M55D, 4.00%, 8/25/2058	677	635
Series 2019-3, Class M55D, 4.00%, 10/25/2058	700	659
Series 2019-4, Class M55D, 4.00%, 2/25/2059	284	266
Series 2020-1, Class M55G, 3.00%, 8/25/2059	640	573
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	816	718
Series 2020-3, Class TTW, 3.00%, 5/25/2060	591	549
Series 2022-1, Class MTU, 3.25%, 11/25/2061	275	237
Series 2024-2, Class MT, 3.50%, 5/25/2064	1,037	909
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	877	802
Series 4065, Class QB, 3.00%, 6/15/2042	675	635
Series 4941, Class KG, 2.00%, 12/15/2047	1,052	889
Series 5190, Class LM, 2.50%, 1/25/2048	1,212	1,103
Series 5147, Class PC, 1.50%, 10/25/2048	2,388	1,941
Series 5174, Class IG, IO, 3.00%, 1/25/2050	4,257	551
Series 4995, Class QE, 1.25%, 7/25/2050	2,720	2,107
Series 5054, Class PB, 1.00%, 11/25/2050	1,087	855
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,052	820
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,813	474
Series 5225, Class QL, 4.00%, 5/25/2052	810	686
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	256	266
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	106	107
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	214	209
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	615
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	704
Series 2020-54, Class MA, 1.50%, 8/25/2050	304	250
Series 2021-3, Class ME, 1.00%, 2/25/2051	226	173
Series 2022-4, Class TA, 1.00%, 4/25/2051	688	556
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,159	893
Series 2022-46, Class GZ, 4.50%, 7/25/2052	806	731
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,254	1,059
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,069	1,025
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	497	502
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	150	149
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	3,120	316
Series 2016-61, Class A, 2.00%, 9/20/2042	251	213
Series 2021-83, Class KB, 1.25%, 5/20/2051	333	258
Series 2022-93, Class JZ, 4.50%, 5/20/2052	516	351
SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-105, Class SG, IF, IO, 2.42%, 6/20/2052 (h)	2,724	227
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,945	1,859
Series 2014-H06, Class HB, 4.41%, 3/20/2064 (h)	29	29
Series 2015-H11, Class FC, 4.31%, 5/20/2065 (h)	84	84
Series 2015-H18, Class FA, 4.21%, 6/20/2065 (h)	35	35
Series 2021-H14, Class YD, 6.89%, 6/20/2071 (h)	1,008	888
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	1,200	1,199
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	220	220
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	880	881
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	1,080	1,082
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	1,476	1,476
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	2,275	2,273
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	240	240
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (d)	430	423
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	400	397
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	515	515
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	2,415	2,240
Series 2025-2, Class A1, 3.00%, 10/25/2035	2,161	1,998
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	570	570
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,614	1,441
Total Collateralized Mortgage Obligations (Cost $47,343)		46,390
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	660
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	870	850
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	504	491
Series K754, Class AM, 4.94%, 11/25/2030 (h)	610	619
Series K-1510, Class A2, 3.72%, 1/25/2031	265	256
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	800	763
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	477	458
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (h)	1,914	51
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	554	483
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (h)	762	702
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	725	628
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,590	1,400
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (h)	830	826
Series 2021-M3, Class X1, IO, 1.95%, 11/25/2033 (h)	897	49
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	6,038	1
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (h)	4,379	3,709
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (h)	897	782
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	570	554
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (h)	415	413
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	1,015	999
Series 2019-K97, Class B, 3.90%, 9/25/2051 (d) (h)	900	867
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.63%, 11/25/2053 (d) (h)	719	740
Series 2024-01, Class M7, 6.38%, 7/25/2054 (d) (h)	388	391
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	400	404
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	925	824
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	55

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (d) (h)	505	510
Total Commercial Mortgage-Backed Securities (Cost $18,556)		18,430
Foreign Government Securities — 0.2%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	1,445	1,447
Republic of Panama 5.23%, 2/23/2034	362	357
Republic of Peru 2.78%, 12/1/2060	147	80
United Mexican States
6.00%, 5/13/2030	251	258
5.85%, 7/2/2032	654	662
5.38%, 3/22/2033	1,525	1,495
5.63%, 2/9/2034	717	706
3.50%, 2/12/2034	730	622
6.88%, 5/13/2037	369	388
6.25%, 8/27/2037	848	847
6.34%, 5/4/2053	200	187
Total Foreign Government Securities (Cost $7,232)		7,049
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	207
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (j) (Cost $60,790)	60,790	60,790
Total Investments — 100.0% (Cost $2,369,539)		3,239,692
Liabilities in Excess of Other Assets — (0.0)% ^		(1,164)
NET ASSETS — 100.0%		3,238,528

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June
30, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2026.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2026.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	160	09/18/2026	USD	24,360	823
S&P MidCap 400 E-Mini Index	63	09/18/2026	USD	24,477	471
U.S. Treasury Long Bond	87	09/21/2026	USD	9,836	257
U.S. Treasury Ultra Bond	245	09/21/2026	USD	28,328	646
U.S. Treasury 2 Year Note	342	09/30/2026	USD	70,487	(34)
U.S. Treasury 5 Year Note	40	09/30/2026	USD	4,279	15
					2,178
Short Contracts
U.S. Treasury 10 Year Note	(233)	09/21/2026	USD	(25,579)	(188)
U.S. Treasury 10 Year Ultra Note	(332)	09/21/2026	USD	(37,288)	(489)
					(677)
					1,501

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	57

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 57.7%
Fixed Income — 18.9%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	73,583	532,006
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,578	37,316
JPMorgan High Yield Fund Class R6 Shares (a)	24,331	158,882
Total Fixed Income		728,204
International Equity — 3.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,552	121,077
U.S. Equity — 35.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,281	1,380,251
Total Investment Companies (Cost $1,390,033)		2,229,532
Exchange-Traded Funds — 27.0%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	469	50,307
International Equity — 19.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,533	120,968
JPMorgan BetaBuilders International Equity ETF (a)	8,313	649,031
Total International Equity		769,999
U.S. Equity — 5.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,193	151,700
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	759	69,741
Total U.S. Equity		221,441
Total Exchange-Traded Funds (Cost $641,897)		1,041,747
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 6.5%
U.S. Treasury Bonds
4.63%, 2/15/2040	760	756
3.13%, 2/15/2043	2,235	1,787
3.88%, 2/15/2043	605	536
3.13%, 5/15/2048	5,625	4,226
3.00%, 8/15/2048	4,995	3,659
2.38%, 11/15/2049	6,033	3,843
1.38%, 8/15/2050	2,265	1,111
1.63%, 11/15/2050	2,599	1,358
4.13%, 8/15/2053	2,095	1,830
4.25%, 2/15/2054	720	642
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.50%, 11/15/2054	145	135
4.75%, 5/15/2055	120	116
4.63%, 11/15/2055	10,490	9,980
4.75%, 2/15/2056	200	194
U.S. Treasury Notes
4.13%, 1/31/2027 (b)	5,608	5,611
3.88%, 3/31/2028	16,544	16,463
3.75%, 4/30/2028	30,660	30,438
3.50%, 11/15/2028	3,569	3,515
3.88%, 4/15/2029	30,792	30,559
4.25%, 1/31/2030	4,217	4,226
4.88%, 10/31/2030	7,144	7,332
3.63%, 12/31/2030	3,200	3,125
4.13%, 3/31/2031	30,169	30,056
1.38%, 11/15/2031	3,600	3,109
3.88%, 8/31/2032	9,134	8,937
3.88%, 12/31/2032	1,978	1,932
3.50%, 2/15/2033	205	196
4.13%, 4/30/2033	17,633	17,440
4.25%, 5/31/2033	10,764	10,724
4.50%, 11/15/2033	4,780	4,828
4.00%, 2/15/2034	3,910	3,820
3.88%, 8/15/2034	4,349	4,201
4.25%, 11/15/2034	505	500
4.00%, 11/15/2035	2,137	2,067
U.S. Treasury STRIPS Bonds
4.27%, 11/15/2033 (c)	380	275
4.12%, 8/15/2034 (c)	679	474
4.08%, 11/15/2034 (c)	389	268
4.34%, 2/15/2035 (c)	530	361
4.33%, 8/15/2035 (c)	1,019	678
4.33%, 2/15/2036 (c)	259	168
4.32%, 5/15/2036 (c)	498	319
4.55%, 8/15/2036 (c)	11,351	7,166
4.45%, 11/15/2036 (c)	751	468
4.60%, 2/15/2037 (c)	7,500	4,613
4.51%, 5/15/2037 (c)	5,075	3,079
4.64%, 8/15/2037 (c)	8,591	5,137
4.57%, 11/15/2037 (c)	532	313
4.67%, 2/15/2038 (c)	2,605	1,515
4.93%, 2/15/2040 (c)	3,300	1,709
4.83%, 8/15/2040 (c)	2,450	1,230
5.27%, 11/15/2040 (c)	210	104
5.01%, 2/15/2042 (c)	194	89
0.00%, 5/15/2044 (c)	4,269	1,714
SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
0.00%, 8/15/2044 (c)	1,450	574
0.92%, 11/15/2044 (c)	5,223	2,038
Total U.S. Treasury Obligations (Cost $253,844)		251,544
Corporate Bonds — 2.9%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	657
6.53%, 5/1/2034	50	54
3.75%, 2/1/2050	750	547
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (d)	195	192
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	234
5.40%, 7/31/2033	61	62
Leidos, Inc.
5.75%, 3/15/2033	50	52
5.00%, 3/15/2036	85	82
Northrop Grumman Corp. 3.85%, 4/15/2045	90	71
RTX Corp.
3.75%, 11/1/2046	580	446
2.82%, 9/1/2051	70	44
		2,441
Automobiles — 0.0% ^
Hyundai Capital America
2.38%, 10/15/2027 (d)	198	193
4.75%, 6/18/2029 (d)	570	568
		761
Banks — 1.1%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	200	203
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	208
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	720	729
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.97%, 5/8/2031	400	399
5.13%, 3/3/2036	200	195
Banco Santander SA (Spain)
5.59%, 8/8/2028	200	203
4.55%, 11/6/2030	400	394
5.13%, 11/6/2035	200	196
Bank of America Corp.
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	1,610	1,453
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	1,080	1,129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	630	643
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	415	409
(SOFR + 1.57%), 5.49%, 4/23/2037 (e)	390	388
Bank of Ireland Group plc (Ireland)
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	200	204
(SOFRINDX + 1.16%), 5.00%, 11/12/2032 (d) (e)	1,020	1,019
Bank of Montreal (Canada) Series J, (SOFR + 0.96%), 4.88%, 6/2/2032 (e)	445	445
Bank of Nova Scotia (The) (Canada) (SOFR + 1.05%), 4.81%, 2/2/2034 (e)	155	153
Banque Federative du Credit Mutuel SA (France)
5.54%, 1/22/2030 (d)	200	204
4.54%, 1/15/2031 (d)	200	197
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	200	201
(SOFR + 1.14%), 5.10%, 6/26/2032 (e)	500	500
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	600	611
(SOFR + 1.51%), 5.59%, 6/26/2037 (e)	500	499
(SOFR + 2.42%), 6.04%, 3/12/2055 (e)	216	225
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (d)	240	241
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	275	277
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	204
(SOFR + 0.94%), 4.89%, 6/30/2030 (d) (e)	250	250
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	280	283
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	200	206
BPCE SA (France)
5.28%, 5/30/2029 (d)	250	254
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	250	253
(SOFR + 1.22%), 5.18%, 6/2/2032 (d) (e)	585	584
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	250	256
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	250	256
(SOFR + 1.63%), 5.77%, 6/2/2037 (d) (e)	355	356
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (e)	400	436
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	1,000	1,010
Canadian Imperial Bank of Commerce (Canada) (SOFRINDX + 1.01%), 5.05%, 6/16/2032 (e)	750	753
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	400	395
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	679
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	59

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	1,828	1,656
(SOFR + 1.83%), 6.02%, 1/24/2036 (e)	160	165
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	250	251
Credit Agricole SA (France)
(SOFR + 1.17%), 4.66%, 1/12/2032 (d) (e)	250	246
(SOFR + 1.13%), 5.19%, 8/1/2032 (d) (e)	660	663
(SOFR + 1.43%), 5.26%, 1/12/2037 (d) (e)	250	246
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	460	462
DNB Bank ASA (Norway)
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	305	306
(SOFR + 1.05%), 4.38%, 11/4/2031 (d) (e)	200	196
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	316	325
(SOFR + 1.24%), 5.14%, 1/29/2037 (e)	20	20
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	650	630
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	245	248
(SOFR + 1.21%), 4.68%, 3/10/2032 (e)	200	197
(SOFR + 1.32%), 5.21%, 5/12/2034 (e)	1,150	1,146
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	200	197
(SOFR + 1.55%), 5.28%, 3/10/2037 (e)	600	593
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	340	344
ING Groep NV (Netherlands) Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	200	199
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.20%, 6/29/2032 (d) (e)	410	411
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	400	392
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	330	333
(SOFR + 1.37%), 5.31%, 1/28/2037 (e)	35	34
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	730	725
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (e)	200	196
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 5.34%, 7/13/2037 (e) (f)	1,095	1,087
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	400	396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.98%, 6/18/2032 (e)	940	939
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	666	667
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	130	131
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (e)	75	77
(SOFR + 1.28%), 5.22%, 6/5/2032 (e)	175	175
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	415	415
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (e)	1,000	972
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	900	963
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	200	207
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	300	296
(SOFR + 1.60%), 5.40%, 4/10/2037 (d) (e)	260	255
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.63%, 1/15/2035	500	516
(SOFR + 1.36%), 5.57%, 1/15/2047 (e)	200	196
SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	49	52
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	685	684
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	150	146
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	115	116
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	26	26
(SOFR + 0.97%), 4.84%, 5/20/2032 (e)	760	757
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	27	27
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	1,032	1,048
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	330	338
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	1,300	1,325
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	36	37
(SOFR + 1.10%), 4.96%, 1/23/2037 (e)	170	166
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	18	14
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	120	101
		40,610
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	175
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (d)	55	55
5.70%, 3/26/2036 (d)	400	405
		635
Biotechnology — 0.0% ^
AbbVie, Inc.
5.05%, 3/15/2034	255	258
4.75%, 3/15/2036	40	39
4.05%, 11/21/2039	300	264
5.55%, 3/15/2056	60	59
Amgen, Inc.
3.15%, 2/21/2040	314	245
5.65%, 3/2/2053	335	326
Biogen, Inc. 5.75%, 5/15/2035	80	84
		1,275
Broadline Retail — 0.0% ^
Amazon.com, Inc.
4.88%, 3/13/2036	129	127
3.95%, 4/13/2052	150	114
5.80%, 3/13/2056	90	89
		330
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	41
Capital Markets — 0.4%
Ameriprise Financial, Inc. 5.35%, 6/15/2036	430	428
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	60	65
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	42
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	300	298
(SOFR + 1.32%), 2.55%, 1/7/2028 (e)	150	149
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	151
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	200	206
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	155	157
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	170	169
(SOFR + 3.04%), 3.55%, 9/18/2031 (e)	990	935
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	80	83
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	175	179
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	185	186
(SOFR + 0.96%), 4.52%, 1/21/2032 (e)	240	235
(SOFR + 1.03%), 4.97%, 6/3/2032 (e)	310	310
(SOFR + 1.34%), 5.09%, 4/20/2034 (e)	120	120
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	2,435	2,443
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	295	286
(SOFR + 1.19%), 5.07%, 1/21/2037 (e)	220	215
(SOFR + 1.31%), 5.43%, 6/3/2037 (e)	400	401
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	150	134
Morgan Stanley
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	140	143
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	70	71
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (e)	180	176
(SOFR + 1.20%), 4.71%, 3/12/2032 (e)	175	173
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (e)	100	99
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	550	486
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	40	41
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	845	849
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (e)	65	63
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	895	875
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	40	31
(SOFR + 1.78%), 5.90%, 3/13/2047 (e)	1,250	1,263
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	61

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Nomura Holdings, Inc. (Japan)
5.17%, 7/14/2031	400	401
5.55%, 7/14/2036	200	200
State Street Corp.
(SOFR + 1.57%), 4.82%, 1/26/2034 (e)	40	40
(SOFR + 1.22%), 4.78%, 10/23/2036 (e)	60	58
UBS Group AG (Switzerland)
(SOFR + 1.34%), 5.20%, 8/10/2037 (d) (e)	800	788
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (e)	910	869
		13,818
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	304	300
EIDP, Inc. 5.13%, 5/15/2032	155	157
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	200	180
Nutrien Ltd. (Canada) 5.35%, 5/29/2036	1,000	998
RPM International, Inc. 2.95%, 1/15/2032	61	55
		1,690
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	200	207
5.04%, 3/25/2030 (d)	95	95
		302
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	360	358
Consumer Finance — 0.1%
Aercap Funding DAC (Ireland) 4.88%, 7/7/2031	830	826
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	298
6.10%, 1/15/2027	400	403
4.75%, 1/15/2033	650	635
Ally Financial, Inc. (SOFR + 2.82%), 6.85%, 1/3/2030 (e)	150	156
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	55	55
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	120	122
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	70	68
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (d)	112	109
4.95%, 1/15/2028 (d)	145	145
5.75%, 3/1/2029 (d)	35	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
4.20%, 4/15/2029 (d)	70	69
5.15%, 1/15/2030 (d)	150	150
4.90%, 10/10/2030 (d)	45	45
4.70%, 1/30/2031 (d)	80	78
4.95%, 10/15/2032 (d)	31	30
4.85%, 4/1/2033 (d)	1,377	1,333
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	60	61
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	115	112
		4,731
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	49
5.50%, 9/15/2054	40	38
		87
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	540	531
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	200	202
Sonoco Products Co. 5.00%, 9/1/2034	350	343
		1,076
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	15
Diversified REITs — 0.0% ^
Equinix Europe 2 Financing Corp. LLC 4.70%, 3/15/2033	160	156
Safehold GL Holdings LLC 2.85%, 1/15/2032	330	295
WP Carey, Inc.
2.40%, 2/1/2031	36	32
2.45%, 2/1/2032	40	35
5.20%, 9/15/2036	430	424
		942
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.13%, 4/30/2036	210	206
3.50%, 6/1/2041	128	98
3.55%, 9/15/2055	476	307
Beacon Point DC LLC 6.13%, 11/30/2042 (d)	700	706
Comcast Corp.
3.25%, 11/1/2039	334	255
2.80%, 1/15/2051	130	72
SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Orange SA (France) 5.00%, 1/13/2036 (d)	240	234
Space Exploration Technologies Corp.
5.35%, 7/15/2031 (d)	365	364
5.65%, 7/15/2033 (d)	355	353
		2,595
Electric Utilities — 0.3%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	57
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	155	158
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	176
5.65%, 6/1/2054	80	79
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	220
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	68
Series B, 3.65%, 3/1/2052	45	33
Duke Energy Corp.
6.10%, 9/15/2053	70	71
5.70%, 9/15/2055	80	77
Duke Energy Florida LLC 5.95%, 11/15/2052	62	64
Duke Energy Progress LLC 2.90%, 8/15/2051	40	25
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	505	514
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	20	18
Edison International 5.00%, 5/5/2028	50	50
Electricite de France SA (France)
5.95%, 4/22/2034 (d)	250	262
5.25%, 4/22/2036 (d)	100	98
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	147
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (d)	200	194
Entergy Arkansas LLC 5.75%, 6/1/2054	70	70
Entergy Louisiana LLC 5.70%, 3/15/2054	100	98
Evergy Kansas Central, Inc. 5.30%, 7/1/2036 (f)	500	501
Evergy Metro, Inc. 4.95%, 4/15/2033	89	89
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	214	215
Eversource Energy 3.38%, 3/1/2032	290	267
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	215	213
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	274	229
Florida Power & Light Co. 5.30%, 4/1/2053	50	47
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Interstate Power and Light Co. 4.95%, 9/30/2034	55	54
ITC Holdings Corp.
5.40%, 6/1/2033 (d)	200	203
5.50%, 4/15/2036 (d)	30	30
Jersey Central Power & Light Co. 5.10%, 1/15/2035	45	45
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	41
Monongahela Power Co. 5.85%, 2/15/2034 (d)	30	31
Nevada Power Co. 6.00%, 3/15/2054	30	30
New England Power Co. 2.81%, 10/6/2050 (d)	62	38
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	104
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	45	45
Northern States Power Co. 5.10%, 5/15/2053	100	91
NRG Energy, Inc.
2.45%, 12/2/2027 (d)	118	114
5.41%, 10/15/2035 (d)	160	157
Ohio Power Co. 5.00%, 6/1/2033	70	70
Pacific Gas and Electric Co.
6.15%, 1/15/2033	100	104
5.80%, 5/15/2034	353	361
6.00%, 8/15/2035	155	160
3.75%, 8/15/2042 (g)	522	394
PacifiCorp 5.80%, 1/15/2055	400	381
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,040	1,037
Series A-3, 5.54%, 7/15/2047	65	64
Series A-3, 5.53%, 6/1/2049	170	169
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	29
Series A-5, 5.10%, 6/1/2052	35	32
PPL Capital Funding, Inc. 5.25%, 9/1/2034	70	70
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	42
Public Service Co. of Oklahoma
5.25%, 1/15/2033	70	71
5.20%, 1/15/2035	30	30
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	47	46
5.34%, 3/15/2045	90	89
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	60
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	44	44
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	63

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	150	113
5.75%, 4/15/2054	125	116
5.90%, 3/1/2055	40	38
Tucson Electric Power Co. 5.50%, 4/15/2053	90	86
Union Electric Co.
3.90%, 4/1/2052	163	123
5.45%, 3/15/2053	50	48
5.75%, 9/15/2056	500	499
Vistra Operations Co. LLC
4.38%, 5/1/2029 (d)	800	786
4.60%, 10/15/2030 (d)	132	130
6.00%, 4/15/2034 (d)	74	76
5.70%, 12/30/2034 (d)	45	45
5.25%, 10/15/2035 (d)	144	140
5.35%, 1/31/2036 (d)	75	73
		10,596
Electrical Equipment — 0.0% ^
Eaton Corp. 4.50%, 3/6/2033	220	215
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	130	123
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 5.00%, 6/15/2036	120	117
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	250	255
Financial Services — 0.0% ^
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	84	83
Fiserv, Inc. 5.15%, 8/12/2034	300	292
Global Payments, Inc.
5.40%, 3/15/2033	137	134
5.55%, 11/15/2035	255	247
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (d)	250	253
NTT Finance Corp. (Japan)
5.26%, 11/1/2033 (d)	235	234
5.48%, 11/1/2036 (d)	225	224
		1,467
Food Products — 0.1%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	277	267
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
5.15%, 8/4/2035	125	124
JBS NV
3.00%, 5/15/2032	100	89
6.75%, 3/15/2034	25	27
5.95%, 4/20/2035	50	52
5.50%, 1/15/2036	110	110
5.63%, 3/10/2037 (d)	390	388
6.50%, 12/1/2052	25	25
6.38%, 4/15/2066	110	108
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	49
4.38%, 6/1/2046	7	6
4.88%, 10/1/2049	150	126
Mars, Inc. 5.65%, 5/1/2045 (d)	205	204
		1,575
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	28
Southern California Gas Co. 6.35%, 11/15/2052	125	133
		161
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	32
Uber Technologies, Inc. 4.80%, 9/15/2034	65	64
		96
Health Care Equipment & Supplies — 0.0% ^
Solventum Corp. 5.60%, 3/23/2034	146	149
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	37
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	16
Cencora, Inc.
5.13%, 2/15/2034	290	291
4.25%, 3/1/2045	100	83
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	43
Cigna Group (The) 3.20%, 3/15/2040	197	154
CommonSpirit Health 2.78%, 10/1/2030	74	68
HCA, Inc.
3.63%, 3/15/2032	48	45
5.60%, 4/1/2034	310	317
5.45%, 9/15/2034	70	71
5.75%, 3/1/2035	112	115
SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.90%, 11/15/2035	20	19
5.50%, 6/15/2047	425	396
3.50%, 7/15/2051	23	16
5.95%, 9/15/2054	55	54
6.10%, 4/1/2064	140	139
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	28
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	25
		1,917
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	25	22
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	150	149
Starbucks Corp. 3.35%, 3/12/2050	52	35
		184
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	140	142
Constellation Energy Generation LLC 5.75%, 10/1/2041	40	40
Southern Power Co.
4.80%, 6/15/2031	315	314
5.15%, 9/15/2041	174	166
		662
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (d)	275	271
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	310	305
Prologis LP 5.25%, 3/15/2054	138	131
		707
Insurance — 0.1%
Aon North America, Inc. 5.75%, 3/1/2054	65	64
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	30
Corebridge Global Funding 4.90%, 8/21/2032 (d)	545	538
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	115	117
Jackson National Life Global Funding 5.25%, 6/16/2031 (d)	870	869
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	227
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	656	484
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	57
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	570	456
3.30%, 5/15/2050 (d)	96	64
6.05%, 6/15/2056 (d)	390	394
		3,300
Interactive Media & Services — 0.1%
Alphabet, Inc.
5.50%, 2/15/2046	85	84
5.65%, 2/15/2056	125	123
5.75%, 2/15/2066	75	74
Meta Platforms, Inc.
4.88%, 11/15/2035	190	185
5.25%, 5/15/2036	365	363
5.50%, 11/15/2045	180	167
5.40%, 8/15/2054	100	88
5.63%, 11/15/2055	145	131
6.30%, 5/15/2056	320	319
		1,534
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	65
VeriSign, Inc. 5.10%, 7/15/2031	480	481
		546
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	145	143
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	642	572
3.70%, 4/1/2051	96	60
Time Warner Cable LLC
5.88%, 11/15/2040	70	63
5.50%, 9/1/2041	510	436
		1,131
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	400	413
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	75	76
5.37%, 4/4/2029 (d)	240	244
5.63%, 4/4/2034 (d)	300	308
		1,041
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	65

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	27
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	30	21
Dominion Energy, Inc. 5.35%, 6/15/2036	180	180
Engie SA (France) 5.63%, 4/10/2034 (d)	290	300
NiSource, Inc.
5.20%, 7/1/2029	100	102
5.30%, 5/18/2036	600	600
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	82
Puget Energy, Inc. 5.73%, 3/15/2035	45	45
San Diego Gas & Electric Co.
2.95%, 8/15/2051	570	363
Series EEEE, 5.95%, 3/15/2056	50	51
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	260
		2,077
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	304	276
Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc. 2.77%, 11/10/2050	44	27
Cheniere Energy Partners LP 5.55%, 10/30/2035	55	56
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	72
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	44	44
5.68%, 1/15/2034 (d)	542	553
Columbia Pipelines Operating Co. LLC
5.51%, 5/15/2036 (d)	260	261
5.70%, 10/1/2054 (d)	93	89
ConocoPhillips Co. 5.50%, 1/15/2055	95	91
Devon Energy Corp.
5.40%, 2/15/2035 (d)	115	116
5.75%, 9/15/2054	36	35
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	60	62
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	62
5.63%, 4/5/2034	150	154
5.45%, 3/27/2036	40	40
Energy Transfer LP
5.25%, 7/1/2029	150	152
5.35%, 1/15/2036	36	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.00%, 5/15/2044 (g)	105	92
6.00%, 6/15/2048	55	53
Eni SpA (Italy) 6.00%, 5/18/2056 (d)	450	444
Exxon Mobil Corp. 3.00%, 8/16/2039	146	116
Kinder Morgan, Inc. 7.80%, 8/1/2031	300	340
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	320	306
Ovintiv, Inc. 6.25%, 7/15/2033	150	158
Pioneer Natural Resources Co. 2.15%, 1/15/2031	70	63
Shell Finance US, Inc. 3.13%, 11/7/2049 (d)	52	35
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	35	35
5.03%, 10/1/2029	40	40
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	72
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	156
Western Midstream Operating LP
5.70%, 7/1/2036	500	501
5.25%, 2/1/2050 (g)	25	22
		4,283
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	29	28
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	64
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	113	92
3.70%, 3/15/2052	84	61
5.55%, 2/22/2054	13	13
Eli Lilly & Co.
5.00%, 2/9/2054	460	424
5.70%, 5/20/2066	170	171
Merck & Co., Inc.
4.00%, 3/7/2049	50	40
2.90%, 12/10/2061	55	32
Novartis Capital Corp. 5.70%, 3/18/2056	40	41
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	105	97
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200	133
		1,104
SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	41
UDR, Inc. 2.10%, 8/1/2032	88	75
		116
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	38
2.50%, 8/16/2031	20	18
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	60	61
		169
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	33
Broadcom, Inc.
4.55%, 2/15/2032	151	149
4.80%, 2/15/2036	52	50
3.19%, 11/15/2036 (d)	148	124
Foundry JV Holdco LLC
6.25%, 1/25/2035 (d)	500	531
6.20%, 1/25/2037 (d)	700	740
Intel Corp.
3.73%, 12/8/2047	50	36
3.25%, 11/15/2049	390	254
KLA Corp. 3.30%, 3/1/2050	130	90
Marvell Technology, Inc.
2.95%, 4/15/2031	290	267
5.45%, 7/15/2035	259	263
NXP BV (Netherlands)
5.00%, 1/15/2033	30	30
3.25%, 5/11/2041	75	57
		2,624
Software — 0.0% ^
Oracle Corp.
4.80%, 9/26/2032	105	100
4.90%, 2/6/2033	60	57
5.70%, 2/4/2036	105	102
3.80%, 11/15/2037	184	147
3.65%, 3/25/2041	130	93
5.88%, 9/26/2045	70	61
6.55%, 2/4/2046	40	38
3.60%, 4/1/2050	390	237
3.95%, 3/25/2051	40	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
6.70%, 2/4/2056	160	151
6.85%, 2/4/2066	85	79
Roper Technologies, Inc. 1.75%, 2/15/2031	47	41
Synopsys, Inc. 5.70%, 4/1/2055	125	121
		1,252
Specialized REITs — 0.0% ^
American Tower Corp. 4.70%, 12/15/2032	205	202
Crown Castle, Inc. 5.80%, 3/1/2034	35	36
		238
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	33
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	370	225
Dell International LLC 5.30%, 4/1/2032	280	285
		510
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	62
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	55	50
		112
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	100	100
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	91
3.40%, 10/15/2052	435	285
Vodafone Group plc (United Kingdom) 5.35%, 6/18/2036	250	248
		624
Total Corporate Bonds (Cost $112,601)		111,258
Mortgage-Backed Securities — 2.6%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	315
Pool # WA1626, 3.45%, 8/1/2032	467	441
Pool # WN3225, 3.80%, 10/1/2034	200	189
Pool # WS4004, 4.40%, 9/1/2036	292	281
FHLMC UMBS, 30 Year
Pool # QA5039, 3.00%, 12/1/2049	1,265	1,115
Pool # QB8503, 2.50%, 2/1/2051	194	163
Pool # SD4767, 2.50%, 2/1/2051	432	368
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	67

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QC9443, 2.50%, 10/1/2051	441	377
Pool # QD6091, 3.00%, 1/1/2052	868	764
Pool # QD7596, 2.50%, 2/1/2052	768	650
Pool # RA6815, 2.50%, 2/1/2052	688	583
Pool # QD6081, 3.00%, 2/1/2052	867	761
Pool # SD3952, 2.50%, 3/1/2052	784	670
Pool # SD1373, 3.00%, 5/1/2052	437	384
Pool # QE1637, 4.00%, 5/1/2052	46	43
Pool # QE1832, 4.50%, 5/1/2052	74	72
Pool # SD4119, 3.00%, 8/1/2052	367	325
Pool # SD3105, 4.00%, 10/1/2052	544	513
Pool # SD3684, 4.50%, 11/1/2052	691	668
Pool # QI5618, 6.50%, 5/1/2054	661	691
Pool # TB3719, 7.00%, 5/1/2056	719	763
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	350	315
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	62	59
Pool # BK2113, 2.50%, 3/1/2050	169	143
Pool # CA5658, 2.50%, 5/1/2050	53	45
Pool # FM3118, 3.00%, 5/1/2050	114	102
Pool # BP8608, 2.50%, 6/1/2050	115	97
Pool # BP9250, 2.50%, 7/1/2050	607	518
Pool # CA6635, 2.50%, 8/1/2050	97	83
Pool # FP0059, 2.50%, 8/1/2050	361	303
Pool # BR4318, 3.00%, 1/1/2051	148	132
Pool # BQ8009, 4.00%, 2/1/2051	269	255
Pool # BQ8010, 4.00%, 2/1/2051	197	187
Pool # CB0189, 3.00%, 4/1/2051	100	89
Pool # CB0458, 2.50%, 5/1/2051	524	442
Pool # FM7916, 2.50%, 6/1/2051	95	81
Pool # FM7957, 2.50%, 7/1/2051	993	849
Pool # CB1301, 2.50%, 8/1/2051	257	219
Pool # FM8247, 2.50%, 8/1/2051	139	119
Pool # CB1908, 2.50%, 10/1/2051	801	681
Pool # FM9491, 2.50%, 11/1/2051	548	469
Pool # FS4624, 2.50%, 11/1/2051	129	108
Pool # CB2170, 3.00%, 11/1/2051	184	161
Pool # BU1805, 2.50%, 12/1/2051	212	179
Pool # CB2313, 2.50%, 12/1/2051	159	136
Pool # FS2559, 3.00%, 12/1/2051	417	367
Pool # CB2637, 2.50%, 1/1/2052	493	422
Pool # FS7749, 3.00%, 2/1/2052	450	397
Pool # BV0295, 3.50%, 2/1/2052	162	149
Pool # BU1203, 3.50%, 3/1/2052	865	786
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CB3608, 3.50%, 5/1/2052	587	534
Pool # BV6743, 4.50%, 5/1/2052	71	69
Pool # BV9515, 6.00%, 6/1/2052	79	82
Pool # FS5124, 3.00%, 7/1/2052	5,950	5,201
Pool # CB4119, 4.00%, 7/1/2052	882	828
Pool # CB4586, 3.00%, 8/1/2052	689	602
Pool # CB5380, 5.00%, 10/1/2052	270	267
Pool # BY4714, 5.00%, 6/1/2053	271	268
Pool # DA7753, 5.50%, 1/1/2054	62	64
Pool # CB8334, 5.50%, 4/1/2054	870	878
Pool # DB3860, 6.00%, 4/1/2054	415	428
Pool # DB3885, 6.50%, 5/1/2054	564	592
Pool # DH1100, 7.00%, 5/1/2056	714	756
FNMA, Other
Pool # BL2588, 2.97%, 8/1/2026	290	289
Pool # BS7576, 4.86%, 12/1/2027	263	264
Pool # AM3010, 5.07%, 3/1/2028	98	99
Pool # AM5319, 4.34%, 1/1/2029	85	85
Pool # BL1460, 3.74%, 2/1/2029	800	789
Pool # BS8149, 4.97%, 9/1/2029	300	304
Pool # BS4290, 1.95%, 10/1/2029	500	460
Pool # BS7361, 4.76%, 1/1/2030	520	524
Pool # BL9252, 1.37%, 3/1/2030	107	96
Pool # BZ0896, 5.43%, 7/1/2030	789	813
Pool # BL9494, 1.46%, 12/1/2030	75	66
Pool # BL9652, 1.56%, 12/1/2030	370	330
Pool # BS6024, 3.96%, 2/1/2031	207	202
Pool # BS7290, 5.64%, 2/1/2031	536	556
Pool # BS7121, 5.15%, 3/1/2031	399	408
Pool # BS6203, 4.26%, 4/1/2031	144	142
Pool # BS8442, 4.74%, 4/1/2031	307	309
Pool # BS2915, 1.87%, 5/1/2031	59	52
Pool # BL2999, 3.15%, 6/1/2031	761	719
Pool # BS7813, 4.83%, 6/1/2031	204	206
Pool # BS6802, 4.93%, 6/1/2031	298	301
Pool # BL3774, 2.77%, 8/1/2031	99	91
Pool # BL3648, 2.85%, 8/1/2031	99	92
Pool # BL3700, 2.92%, 8/1/2031	97	90
Pool # BS5580, 3.68%, 1/1/2032	229	219
Pool # BS4654, 2.39%, 3/1/2032	229	207
Pool # BL5680, 2.44%, 3/1/2032	357	320
Pool # BZ2434, 4.95%, 3/1/2032	1,130	1,144
Pool # AN5952, 3.01%, 7/1/2032	94	87
Pool # AN6149, 3.14%, 7/1/2032	130	120
Pool # BS5530, 3.30%, 7/1/2032	422	394
SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8070, 5.35%, 7/1/2032	400	414
Pool # BS6345, 3.91%, 8/1/2032	115	111
Pool # BZ0884, 5.37%, 9/1/2032	936	968
Pool # BS6822, 3.81%, 10/1/2032	220	211
Pool # BS8528, 4.31%, 10/1/2032	517	508
Pool # BS6872, 4.41%, 10/1/2032	85	84
Pool # BS6928, 4.55%, 10/1/2032	90	90
Pool # BS6954, 4.93%, 10/1/2032	174	177
Pool # BM6491, 1.46%, 11/1/2032 (h)	667	559
Pool # BS6819, 4.12%, 11/1/2032	275	268
Pool # BS7090, 4.45%, 12/1/2032	503	499
Pool # BS8428, 4.41%, 1/1/2033	355	351
Pool # BS5357, 3.41%, 3/1/2033	169	157
Pool # BS8416, 4.56%, 5/1/2033	165	165
Pool # AN9752, 3.65%, 7/1/2033	306	290
Pool # BS5511, 3.45%, 8/1/2033	218	202
Pool # BS5127, 3.15%, 9/1/2033	130	118
Pool # BL1457, 4.12%, 1/1/2034	1,647	1,600
Pool # BZ0430, 4.32%, 2/1/2034	450	442
Pool # BZ2030, 4.39%, 10/1/2034	850	831
Pool # BL7124, 1.93%, 6/1/2035	148	122
Pool # BZ0217, 5.22%, 8/1/2035	342	353
Pool # AN0375, 3.76%, 12/1/2035	155	147
Pool # BF0045, 4.50%, 3/1/2052	49	47
Pool # BF0091, 3.50%, 5/1/2056	203	184
Pool # BF0108, 4.50%, 6/1/2056	94	89
Pool # BF0189, 3.00%, 6/1/2057	127	110
Pool # BF0219, 3.50%, 9/1/2057	501	450
Pool # BF0230, 5.50%, 1/1/2058	189	196
Pool # BF0497, 3.00%, 7/1/2060	108	93
Pool # BF0537, 3.00%, 3/1/2061	431	370
Pool # BF0561, 3.00%, 9/1/2061	649	555
Pool # BF0578, 2.50%, 12/1/2061	901	736
Pool # BF0580, 3.50%, 12/1/2061	99	90
Pool # BF0732, 2.50%, 6/1/2063	555	456
Pool # BF0733, 3.00%, 6/1/2063	519	443
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2056 (f)	17,210	14,377
TBA, 3.00%, 7/25/2056 (f)	4,340	3,783
TBA, 5.00%, 7/25/2056 (f)	11,175	10,979
TBA, 5.50%, 7/25/2056 (f)	9,435	9,465
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	10	10
Pool # 784602, 4.00%, 5/20/2038	55	53
Pool # BS8546, 2.50%, 12/20/2050	216	183
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 785294, 3.50%, 1/20/2051	222	197
Pool # CA8452, 3.00%, 2/20/2051	319	286
Pool # CA9005, 3.00%, 2/20/2051	250	230
Pool # CB1543, 3.00%, 2/20/2051	242	215
Pool # CA3588, 3.50%, 2/20/2051	253	228
Pool # CB1536, 3.50%, 2/20/2051	549	497
Pool # CB1542, 3.00%, 3/20/2051	251	223
Pool # CB4433, 3.00%, 3/20/2051	374	327
Pool # CC0070, 3.00%, 3/20/2051	29	27
Pool # CC8726, 3.00%, 3/20/2051	50	45
Pool # CC8738, 3.00%, 3/20/2051	54	48
Pool # CC8723, 3.50%, 3/20/2051	631	567
Pool # CC0088, 4.00%, 3/20/2051	15	14
Pool # CC0092, 4.00%, 3/20/2051	29	28
Pool # CC8727, 3.00%, 4/20/2051	81	72
Pool # CC8739, 3.00%, 4/20/2051	240	213
Pool # CC8740, 3.00%, 4/20/2051	189	168
Pool # CC8751, 3.00%, 4/20/2051	42	38
Pool # CE9911, 3.00%, 7/20/2051	124	110
Pool # CE9913, 3.00%, 7/20/2051	71	63
Pool # CE9914, 3.00%, 7/20/2051	66	58
Pool # CE9915, 3.00%, 7/20/2051	118	106
Pool # CA3563, 3.50%, 7/20/2051	247	224
Pool # CE2586, 3.50%, 7/20/2051	262	236
Pool # CK1527, 3.50%, 12/20/2051	187	169
Pool # CJ8184, 3.50%, 1/20/2052	198	178
Pool # CK2716, 3.50%, 2/20/2052	163	145
Pool # CK8295, 5.00%, 3/20/2052	135	133
Pool # CN3557, 4.50%, 5/20/2052	85	83
Pool # MA8097, 2.50%, 6/20/2052	869	743
Pool # CN3127, 5.00%, 8/20/2052	128	127
Pool # MA8796, 3.00%, 4/20/2053	1,145	1,025
Pool # CU6748, 6.00%, 9/20/2053	259	267
Pool # DA2721, 5.50%, 3/20/2054	109	111
Pool # DB0470, 5.50%, 3/20/2054	729	738
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	165	147
Pool # CV6672, 5.00%, 7/20/2062	130	128
Pool # CU1093, 5.50%, 6/20/2063	70	70
Pool # CU1092, 6.00%, 6/20/2063	105	108
Pool # CT6283, 6.00%, 7/20/2063	205	210
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	69

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CW0095, 6.00%, 7/20/2063	146	149
Pool # 788599, 3.00%, 8/20/2065	853	751
Total Mortgage-Backed Securities (Cost $100,387)		99,214
Asset-Backed Securities — 1.1%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	23	21
ACHD Trust Series 2026-DS1, Class A, 5.67%, 7/10/2034 (d)	915	915
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	170	169
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	97	94
Series 2016-3, Class AA, 3.00%, 10/15/2028	66	64
Series 2017-2, Class A, 3.60%, 10/15/2029	567	545
Series 2021-1, Class B, 3.95%, 7/11/2030	126	121
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	65	65
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	205	207
Series 2025-1, Class C, 5.09%, 8/12/2031 (d)	450	451
Series 2026-1, Class D, 5.10%, 1/12/2033 (d)	290	288
AMSR Trust
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	330	317
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	240	229
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (d)	430	410
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 7/17/2046 (d)	264	240
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	285	287
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	155	157
BARC Series 2026-CES1, Class A1A, 4.84%, 1/25/2056 (d) (g)	698	689
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	445	429
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	510	489
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	570	573
Series 2024-1, Class D, 6.03%, 11/15/2029	170	172
Series 2024-2, Class C, 6.07%, 2/15/2030	610	616
Series 2025-1, Class D, 5.64%, 11/15/2030	610	614
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-4, Class C, 4.80%, 8/15/2031	506	505
Series 2026-2, Class D, 5.19%, 2/17/2032	250	249
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 (d)	473	473
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	252
CarMax Select Receivables Trust Series 2026-B, Class C, 5.19%, 10/15/2032	520	521
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	165	151
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	239	241
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	230	230
Series 2026-1A, Class A, 5.43%, 1/17/2034 (d)	285	285
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	423	422
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	270	271
COOPR Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.65%, 5/25/2060 (d) (g)	442	444
CPS Auto Receivables Trust
Series 2026-B, Class B, 4.59%, 12/16/2030 (d)	255	254
Series 2026-A, Class C, 4.63%, 5/17/2032 (d)	1,190	1,179
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	155	156
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	635	650
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	605	601
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	136	136
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	125	126
Series 2025-2, Class D, 4.90%, 12/15/2032	495	490
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	130	132
EFMT Series 2025-CES2, Class A1A, 5.65%, 2/25/2060 (d) (g)	956	958
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	40	38
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	100	101
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	78	78
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	253
SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-4A, Class C, 4.57%, 6/16/2031	600	596
Series 2025-3A, Class C, 5.09%, 10/15/2031	535	537
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	53	53
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	8	8
Fig Six Trust Series 2026-PF1, Class A, 1.00%, 8/25/2056 (d) (h)	505	506
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	260	258
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	100	99
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	150	144
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	122	125
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	143	142
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	74	73
GLS Auto Receivables Issuer Trust
Series 2025-3A, Class C, 4.69%, 5/15/2031 (d)	750	747
Series 2025-4A, Class C, 4.74%, 8/15/2031 (d)	435	433
Series 2026-2A, Class D, 5.38%, 1/15/2032 (d)	320	320
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (d)	785	792
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18%, 9/25/2055 (d) (g)	607	603
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	605	607
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	122	121
Series 2024-2A, Class B, 5.65%, 3/25/2038 (d)	213	216
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	152	154
Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	51	52
Series 2026-1A, Class B, 5.01%, 2/25/2043 (d)	678	676
Series 2026-2A, Class B, 5.10%, 3/27/2045 (d)	430	430
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	126	125
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	130	131
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	156	158
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	221	218
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	139	129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	170	163
Lendmark Funding Trust
Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	200	201
Series 2026-1A, Class B, 5.09%, 11/20/2035 (d)	130	129
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	117	116
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	199	201
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	55	52
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	65	65
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	80	81
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (d)	310	306
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	514	499
Octane Receivables Trust
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	120	121
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	145	146
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	242	242
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	138	138
Series 2026-1A, Class C, 4.86%, 5/15/2034 (d)	340	334
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	40	39
Series 2026-A, Class B, 5.06%, 1/9/2034 (d)	205	204
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	270	254
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (d)	545	548
Progress Residential Trust
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	250	245
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	100	95
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	730	688
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	125	117
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	285	269
Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (d)	650	611
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	565	531
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	71

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR5, Class D, 3.38%, 8/17/2041 (d) (h)	225	209
Series 2024-SFR5, Class E1, 3.38%, 8/17/2041 (d) (h)	500	460
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (d)	315	292
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	799	763
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	998	946
Series 2026-SFR3, Class B, 4.20%, 7/17/2043 (d)	650	615
Reach ABS Trust
Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	67	68
Series 2026-2A, Class B, 4.81%, 2/15/2035 (d)	410	410
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600	601
Research-Driven Pagaya Motor Asset Trust Series 2026-2A, Class A3, 5.38%, 2/26/2035 (d)	400	401
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	74	75
Series 2024-2, Class C, 5.84%, 6/17/2030	480	486
Series 2025-2, Class C, 5.06%, 5/15/2031	1,250	1,256
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A, 4.88%, 1/25/2056 (d) (g)	570	564
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (d)	248	249
Series 2024-A, Class A4, 5.24%, 1/22/2029 (d)	—	—
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	145	147
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	170	174
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	325	329
Sierra Timeshare Receivables Funding LLC
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	46	46
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	53	54
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	65	65
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	220	219
Towd Point Mortgage Trust Series 2026-CES3, Class A1, 5.30%, 6/20/2066 (d) (g)	790	790
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 ‡ (d)	295	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	379	376
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	105	103
Truist Bank Auto Credit-Linked Notes Series 2026-1, Class B, 5.07%, 6/26/2034 (d)	835	834
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	28	27
Series 2018-1, Class A, 3.70%, 3/1/2030	78	74
Series 2024-1, Class AA, 5.45%, 2/15/2037	318	323
UPG HI Issuer Trust Series 2026-1, Class A, 5.03%, 2/25/2048 (d)	345	343
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	1	1
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	206	207
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	129	130
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 8/15/2028 (d)	38	38
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	100	101
Total Asset-Backed Securities (Cost $44,027)		43,988
Collateralized Mortgage Obligations — 0.4%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	130	130
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.33%, 7/25/2043 (d) (h)	190	194
FARM Mortgage Trust Series 2024-2, Class A, 5.16%, 8/1/2054 (d) (h)	183	167
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	199	170
Series 2018-1, Class M60C, 3.50%, 5/25/2057	140	130
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	183	171
Series 2018-2, Class M55D, 4.00%, 11/25/2057	232	219
Series 2018-4, Class M55D, 4.00%, 3/25/2058	112	107
Series 2019-1, Class MT, 3.50%, 7/25/2058	71	64
Series 2019-1, Class M55D, 4.00%, 7/25/2058	280	263
Series 2019-2, Class M55D, 4.00%, 8/25/2058	207	194
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	189
Series 2019-3, Class M55D, 4.00%, 10/25/2058	197	185
SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-4, Class M55D, 4.00%, 2/25/2059	72	68
Series 2020-3, Class MT, 2.00%, 5/25/2060	593	474
Series 2022-1, Class MTU, 3.25%, 11/25/2061	70	60
Series 2024-2, Class MT, 3.50%, 5/25/2064	382	334
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	166	167
Series 3674, Class HZ, 5.50%, 5/15/2040	384	401
Series 4065, Class QB, 3.00%, 6/15/2042	185	174
Series 4116, Class UC, 2.50%, 10/15/2042	188	139
Series 4941, Class KG, 2.00%, 12/15/2047	451	381
Series 5190, Class LM, 2.50%, 1/25/2048	303	276
Series 4941, Class IA, IO, 4.50%, 7/25/2049	589	132
Series 5174, Class IG, IO, 3.00%, 1/25/2050	1,588	206
Series 5054, Class PB, 1.00%, 11/25/2050	362	285
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,489	301
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,183	147
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	53	55
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	91	91
Series 2002-T4, Class A1, 6.50%, 12/25/2041	11	11
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	50	49
Series 2018-72, Class VB, 3.50%, 10/25/2031	198	194
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	166
Series 2011-41, Class KA, 4.00%, 1/25/2041	1	1
Series 2011-126, Class JB, 2.50%, 12/25/2041	372	346
Series 2012-108, Class PL, 3.00%, 10/25/2042	110	99
Series 2022-4, Class TA, 1.00%, 4/25/2051	188	152
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,527	328
Series 2025-18, Class MA, 0.50%, 9/25/2054	470	397
Series 2019-7, Class CA, 3.50%, 11/25/2057	216	207
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	103	104
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	821	83
Series 2016-61, Class A, 2.00%, 9/20/2042	327	276
Series 2020-32, Class IA, IO, 4.09%, 3/16/2047 (h)	2,313	421
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	213
Series 2020-185, Class PE, 1.50%, 12/20/2050	220	170
Series 2021-83, Class KB, 1.25%, 5/20/2051	253	196
Series 2022-50, Class H, 3.00%, 3/20/2052	858	770
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-105, Class SG, IF, IO, 2.42%, 6/20/2052 (h)	1,019	85
Series 2022-151, Class B, 4.25%, 9/20/2052	150	121
Series 2024-64, Class YH, 5.00%, 4/20/2054	715	683
Series 2012-H31, Class FD, 4.10%, 12/20/2062 (h)	22	22
Series 2024-57, Class PT, 4.50%, 4/20/2064	529	508
Series 2015-H16, Class FG, 4.20%, 7/20/2065 (h)	13	13
Series 2016-H13, Class FT, 4.34%, 5/20/2066 (h)	2	2
Series 2016-H26, Class FC, 4.76%, 12/20/2066 (h)	64	64
Series 2021-H14, Class YD, 6.89%, 6/20/2071 (h)	201	177
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (d) (g)	620	600
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	400	400
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	50	50
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	325	325
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	400	401
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	492	492
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	840	839
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	88	88
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (d)	360	354
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	195	195
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	671	622
Series 2025-2, Class A1, 3.00%, 10/25/2035	631	583
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	220	220
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	336	300
Total Collateralized Mortgage Obligations (Cost $17,337)		17,201
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	73

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.1%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	170	168
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	235	230
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 6.14%, 6/10/2037 (d) (h)	705	708
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	230
Series K140, Class A2, 2.25%, 1/25/2032	262	233
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	185	177
FNMA ACES
Series 2020-M38, Class X2, IO, 2.09%, 11/25/2028 (h)	1,266	38
Series 2017-M11, Class A2, 2.98%, 8/25/2029	123	118
Series 2020-M50, Class A2, 1.20%, 10/25/2030	113	110
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (h)	1,957	52
Series 2026-M10, Class A1, 1.91%, 6/25/2031 (h)	105	97
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	185	160
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	365	321
Series 2021-M3, Class X1, IO, 1.95%, 11/25/2033 (h)	522	28
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	835	—
Series 2026-M10, Class A2, 1.91%, 7/25/2035 (h)	605	512
Series 2026-M10, Class PS, 1.91%, 7/25/2035 (h)	124	108
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	125	121
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (h)	465	463
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	375	369
Series 2020-K737, Class B, 3.44%, 1/25/2053 (d) (h)	120	119
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.63%, 11/25/2053 (d) (h)	183	189
Series 2024-01, Class M7, 6.38%, 7/25/2054 (d) (h)	144	146
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	150	152
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	195	174
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (d) (h)	170	172
Total Commercial Mortgage-Backed Securities (Cost $5,204)		5,195
Foreign Government Securities — 0.1%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	460	461
Republic of Panama 5.23%, 2/23/2034	200	197
United Mexican States
5.85%, 7/2/2032	200	202
5.38%, 3/22/2033	422	414
5.63%, 2/9/2034	200	197
6.00%, 5/7/2036	200	200
6.88%, 5/13/2037	200	210
6.25%, 8/27/2037	835	834
Total Foreign Government Securities (Cost $2,707)		2,715
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	55
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (j) (Cost $85,613)	85,613	85,613
Total Investments — 100.6% (Cost $2,653,705)		3,888,062
Liabilities in Excess of Other Assets — (0.6)%		(23,410)
NET ASSETS — 100.0%		3,864,652

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June
30, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of June 30, 2026.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of June 30, 2026.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of June 30, 2026.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	172	09/18/2026	USD	9,709	(101)
Russell 2000 E-Mini Index	190	09/18/2026	USD	28,928	976
S&P MidCap 400 E-Mini Index	75	09/18/2026	USD	29,139	558
U.S. Treasury Long Bond	126	09/21/2026	USD	14,246	373
U.S. Treasury Ultra Bond	103	09/21/2026	USD	11,909	281
U.S. Treasury 2 Year Note	148	09/30/2026	USD	30,503	(14)
U.S. Treasury 5 Year Note	86	09/30/2026	USD	9,201	1
					2,074
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	75

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(51)	09/21/2026	USD	(5,599)	(38)
U.S. Treasury 10 Year Ultra Note	(288)	09/21/2026	USD	(32,346)	(401)
(439)
1,635

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.8%
Fixed Income — 22.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	16,177	166,458
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	69,118	499,723
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,664	24,512
JPMorgan High Yield Fund Class R6 Shares (a)	16,340	106,700
Total Fixed Income		797,393
International Equity — 3.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,959	131,906
U.S. Equity — 41.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,312	1,496,183
Total Investment Companies (Cost $1,539,177)		2,425,482
Exchange-Traded Funds — 31.5%
Alternative Assets — 1.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	519	55,645
International Equity — 23.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,670	131,784
JPMorgan BetaBuilders International Equity ETF (a)	9,025	704,634
Total International Equity		836,418
U.S. Equity — 6.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,340	170,357
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	881	80,960
Total U.S. Equity		251,317
Total Exchange-Traded Funds (Cost $710,776)		1,143,380
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $5,522)	5,505	5,508
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $51,170)	51,170	51,170
Total Investments — 99.9% (Cost $2,306,645)		3,625,540
Other Assets in Excess of Liabilities — 0.1%		3,273
NET ASSETS — 100.0%		3,628,813

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	77

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	161	09/18/2026	USD	9,088	(95)
Russell 2000 E-Mini Index	178	09/18/2026	USD	27,101	915
S&P MidCap 400 E-Mini Index	70	09/18/2026	USD	27,196	525
					1,345

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 63.6%
Fixed Income — 14.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	9,219	94,861
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	39,388	284,776
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,079	13,905
JPMorgan High Yield Fund Class R6 Shares (a)	10,300	67,259
Total Fixed Income		460,801
International Equity — 4.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,879	129,789
U.S. Equity — 45.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,175	1,480,749
Total Investment Companies (Cost $1,239,959)		2,071,339
Exchange-Traded Funds — 34.8%
Alternative Assets — 1.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	507	54,368
International Equity — 25.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,644	129,679
JPMorgan BetaBuilders International Equity ETF (a)	8,917	696,277
Total International Equity		825,956
U.S. Equity — 7.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,340	170,341
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	897	82,395
Total U.S. Equity		252,736
Total Exchange-Traded Funds (Cost $726,879)		1,133,060
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $4,570)	4,555	4,558
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $49,751)	49,751	49,751
Total Investments — 100.1% (Cost $2,021,159)		3,258,708
Liabilities in Excess of Other Assets — (0.1)%		(3,238)
NET ASSETS — 100.0%		3,255,470

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	79

JPMorgan SmartRetirement® Blend 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	145	09/18/2026	USD	8,185	(85)
Russell 2000 E-Mini Index	160	09/18/2026	USD	24,360	823
S&P MidCap 400 E-Mini Index	63	09/18/2026	USD	24,477	471
					1,209

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 61.0%
Fixed Income — 7.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,285	44,099
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	18,311	132,388
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,043	6,979
JPMorgan High Yield Fund Class R6 Shares (a)	5,985	39,080
Total Fixed Income		222,546
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,521	120,243
U.S. Equity — 48.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,211	1,372,423
Total Investment Companies (Cost $998,361)		1,715,212
Exchange-Traded Funds — 37.4%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	473	50,775
International Equity — 27.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,523	120,144
JPMorgan BetaBuilders International Equity ETF (a)	8,261	644,995
Total International Equity		765,139
U.S. Equity — 8.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,256	159,651
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	842	77,313
Total U.S. Equity		236,964
Total Exchange-Traded Funds (Cost $693,686)		1,052,878
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $5,721)	5,705	5,709
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $39,551)	39,551	39,551
Total Investments — 100.0% (Cost $1,737,319)		2,813,350
Liabilities in Excess of Other Assets — (0.0)% ^		(22)
NET ASSETS — 100.0%		2,813,328

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	81

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	500	09/18/2026	USD	28,223	(292)
Russell 2000 E-Mini Index	138	09/18/2026	USD	21,011	709
S&P MidCap 400 E-Mini Index	54	09/18/2026	USD	20,980	405
					822

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 61.0%
Fixed Income — 7.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,642	27,188
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,290	81,624
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	643	4,303
JPMorgan High Yield Fund Class R6 Shares (a)	3,690	24,095
Total Fixed Income		137,210
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,787	74,133
U.S. Equity — 48.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	7,529	846,134
Total Investment Companies (Cost $633,964)		1,057,477
Exchange-Traded Funds — 37.4%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	292	31,305
International Equity — 27.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	939	74,074
JPMorgan BetaBuilders International Equity ETF (a)	5,093	397,667
Total International Equity		471,741
U.S. Equity — 8.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	774	98,432
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	519	47,667
Total U.S. Equity		146,099
Total Exchange-Traded Funds (Cost $431,239)		649,145
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $3,813)	3,802	3,805
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $24,503)	24,503	24,503
Total Investments — 100.0% (Cost $1,093,519)		1,734,930
Other Assets in Excess of Liabilities — 0.0% ^		23
NET ASSETS — 100.0%		1,734,953

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	83

JPMorgan SmartRetirement® Blend 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	385	09/18/2026	USD	21,731	(225)
Russell 2000 E-Mini Index	85	09/18/2026	USD	12,941	437
S&P MidCap 400 E-Mini Index	33	09/18/2026	USD	12,821	245
					457

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 61.0%
Fixed Income — 7.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,613	16,600
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,893	49,836
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	392	2,627
JPMorgan High Yield Fund Class R6 Shares (a)	2,253	14,712
Total Fixed Income		83,775
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,702	45,269
U.S. Equity — 48.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,597	516,640
Total Investment Companies (Cost $427,909)		645,684
Exchange-Traded Funds — 37.4%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	178	19,114
International Equity — 27.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	573	45,228
JPMorgan BetaBuilders International Equity ETF (a)	3,110	242,807
Total International Equity		288,035
U.S. Equity — 8.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	473	60,100
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	317	29,104
Total U.S. Equity		89,204
Total Exchange-Traded Funds (Cost $276,447)		396,353
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $2,521)	2,514	2,516
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $16,128)	16,128	16,128
Total Investments — 100.1% (Cost $723,005)		1,060,681
Liabilities in Excess of Other Assets — (0.1)%		(1,269)
NET ASSETS — 100.0%		1,059,412

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	85

JPMorgan SmartRetirement® Blend 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	282	09/18/2026	USD	15,917	(166)
Russell 2000 E-Mini Index	52	09/18/2026	USD	7,917	267
S&P MidCap 400 E-Mini Index	20	09/18/2026	USD	7,770	151
					252

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.9%
Fixed Income — 7.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	277	2,849
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,183	8,551
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	67	451
JPMorgan High Yield Fund Class R6 Shares (a)	386	2,524
Total Fixed Income		14,375
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	292	7,764
U.S. Equity — 48.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	789	88,644
Total Investment Companies (Cost $90,520)		110,783
Exchange-Traded Funds — 37.3%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	31	3,279
International Equity — 27.2%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	98	7,760
JPMorgan BetaBuilders International Equity ETF (a)	534	41,656
Total International Equity		49,416
U.S. Equity — 8.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	80	10,112
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	54	4,993
Total U.S. Equity		15,105
Total Exchange-Traded Funds (Cost $56,813)		67,800
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $472)	471	471
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $2,732)	2,732	2,732
Total Investments — 100.0% (Cost $150,537)		181,786
Other Assets in Excess of Liabilities — 0.0% ^		16
NET ASSETS — 100.0%		181,802

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	87

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	56	09/18/2026	USD	3,161	(32)
Russell 2000 E-Mini Index	9	09/18/2026	USD	1,370	46
S&P MidCap 400 E-Mini Index	4	09/18/2026	USD	1,554	28
					42

Abbreviations
ACWI	All Country World Index
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2070 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.7%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	3	34
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	14	103
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1	5
JPMorgan High Yield Fund Class R6 Shares (a)	5	30
Total Fixed Income		172
International Equity — 4.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3	93
U.S. Equity — 48.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	9	1,030
Total Investment Companies (Cost $1,208)		1,295
Exchange-Traded Funds — 39.8%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	—	39
International Equity — 27.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1	93
JPMorgan BetaBuilders International Equity ETF (a)	7	499
Total International Equity		592
U.S. Equity — 10.2%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	2	141
Vanguard Russell 2000 ETF	1	76
Total U.S. Equity		217
Total Exchange-Traded Funds (Cost $831)		848
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $6)	6	6
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $33)	33	33
Total Investments — 102.3% (Cost $2,078)		2,182
Liabilities in Excess of Other Assets — (2.3)%		(50)
NET ASSETS — 100.0%		2,132

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of June 30, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	2	09/18/2026	USD	75	1

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
ASSETS:
Investments in non-affiliates, at value	$503,911	$609,674	$872,386	$531,170
Investments in affiliates, at value	1,067,644	1,288,795	2,367,306	3,356,892
Cash	7	8	10	9
Deposits at broker for futures contracts	68	38	469	710
Receivables:
Due from custodian	—	—	—	7,236
Investment securities sold	10,848	17,346	10,052	146,497
Fund shares sold	376	378	2,697	3,485
Interest from non-affiliates	4,042	5,044	7,033	2,878
Dividends from affiliates	118	145	167	239
Securities lending income (See Note 2.D.)	—	—	—	1
Variation margin on futures contracts	—	—	132	386
Due from adviser	41	23	1	84
Total Assets	1,587,055	1,921,451	3,260,253	4,049,587
LIABILITIES:
Payables:
Investment securities purchased	13,458	14,156	14,471	143,340
Investment securities purchased — delayed delivery securities	300	365	5,736	40,145
Fund shares redeemed	356	968	1,314	1,215
Variation margin on futures contracts	47	84	—	—
Accrued liabilities:
Administration fees	52	70	125	150
Distribution fees	— (a)	3	3	3
Service fees	10	11	17	18
Custodian and accounting fees	23	25	33	34
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	—	— (a)
Other	88	40	26	30
Total Liabilities	14,334	15,722	21,725	184,935
Net Assets	$1,572,721	$1,905,729	$3,238,528	$3,864,652

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
NET ASSETS:
Paid-in-Capital	$1,283,811	$1,452,394	$2,309,327	$2,625,683
Total distributable earnings (loss)	288,910	453,335	929,201	1,238,969
Total Net Assets	$1,572,721	$1,905,729	$3,238,528	$3,864,652
Net Assets:
Class I	$1,041	$4,091	$8,238	$3,511
Class R2	67	2,012	600	327
Class R3	2,829	8,184	13,613	15,898
Class R4	35,782	31,940	50,616	56,438
Class R5	20,956	22,430	29,869	32,223
Class R6	1,512,046	1,837,072	3,135,592	3,756,255
Total	$1,572,721	$1,905,729	$3,238,528	$3,864,652
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	50	153	263	97
Class R2	3	76	19	9
Class R3	131	303	432	439
Class R4	1,706	1,199	1,623	1,565
Class R5	998	841	957	892
Class R6	71,941	68,873	100,421	104,028
Net Asset Value (a):
Class I — Offering and redemption price per share	$21.05	$26.73	$31.26	$36.14
Class R2 — Offering and redemption price per share	20.92	26.48	31.07	36.29
Class R3 — Offering and redemption price per share	21.58	27.00	31.53	36.22
Class R4 — Offering and redemption price per share	20.97	26.64	31.19	36.05
Class R5 — Offering and redemption price per share	20.99	26.68	31.21	36.09
Class R6 — Offering and redemption price per share	21.02	26.67	31.22	36.11
Cost of investments in non-affiliates	$526,310	$631,672	$901,650	$536,162
Cost of investments in affiliates	731,938	883,889	1,467,889	2,117,543

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	91

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
ASSETS:
Investments in non-affiliates, at value	$5,508	$4,558	$5,709	$3,805
Investments in affiliates, at value	3,620,032	3,254,150	2,807,641	1,731,125
Cash	—	—	—	— (a)
Receivables:
Due from custodian	8,470	9,584	7,997	3,137
Investment securities sold	24,476	21,013	18,319	13,354
Fund shares sold	6,446	3,397	3,443	2,369
Interest from non-affiliates	96	78	98	66
Dividends from affiliates	136	142	109	68
Variation margin on futures contracts	452	403	561	387
Due from adviser	82	15	—	—
Total Assets	3,665,698	3,293,340	2,843,877	1,754,311
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)	— (a)	—
Investment securities purchased	35,696	36,559	29,858	19,071
Fund shares redeemed	975	1,122	499	166
Accrued liabilities:
Investment advisory fees	—	—	26	11
Administration fees	143	128	109	65
Distribution fees	3	3	4	1
Service fees	16	14	14	7
Custodian and accounting fees	20	17	15	10
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	— (a)
Other	32	27	24	27
Total Liabilities	36,885	37,870	30,549	19,358
Net Assets	$3,628,813	$3,255,470	$2,813,328	$1,734,953

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
NET ASSETS:
Paid-in-Capital	$2,287,916	$2,000,523	$1,724,379	$1,086,251
Total distributable earnings (loss)	1,340,897	1,254,947	1,088,949	648,702
Total Net Assets	$3,628,813	$3,255,470	$2,813,328	$1,734,953
Net Assets:
Class I	$5,180	$6,025	$1,588	$1,699
Class R2	912	22	851	429
Class R3	14,826	12,957	16,814	4,125
Class R4	49,358	42,618	41,258	24,219
Class R5	20,811	19,352	15,938	10,592
Class R6	3,537,726	3,174,496	2,736,879	1,693,889
Total	$3,628,813	$3,255,470	$2,813,328	$1,734,953
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	130	141	37	39
Class R2	23	1	20	10
Class R3	371	304	386	96
Class R4	1,244	1,002	951	562
Class R5	524	454	367	245
Class R6	89,009	74,377	62,950	39,195
Net Asset Value (a):
Class I — Offering and redemption price per share	$39.77	$42.62	$43.60	$43.19
Class R2 — Offering and redemption price per share	39.39	43.01	43.11	42.84
Class R3 — Offering and redemption price per share	39.98	42.72	43.60	43.01
Class R4 — Offering and redemption price per share	39.67	42.55	43.37	43.07
Class R5 — Offering and redemption price per share	39.74	42.63	43.44	43.18
Class R6 — Offering and redemption price per share	39.75	42.68	43.48	43.22
Cost of investments in non-affiliates	$5,522	$4,570	$5,721	$3,813
Cost of investments in affiliates	2,301,123	2,016,589	1,731,598	1,089,706

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund	JPMorgan SmartRetirement® Blend 2070 Fund
ASSETS:
Investments in non-affiliates, at value	$2,516	$471	$223
Investments in affiliates, at value	1,058,165	181,315	1,959
Cash	—	— (a)	— (a)
Deferred offering costs (See Note 2.I.)	—	—	107
Receivables:
Due from custodian	2,384	—	—
Investment securities sold	5,946	1,031	12
Fund shares sold	1,511	379	—
Interest from non-affiliates	43	8	1
Dividends from affiliates	39	8	— (a)
Securities lending income (See Note 2.D.)	15	3	—
Variation margin on futures contracts	267	49	— (a)
Due from adviser	—	8	14
Total Assets	1,070,886	183,272	2,316
LIABILITIES:
Payables:
Due to custodian	— (a)	—	—
Investment securities purchased	11,296	1,353	19
Fund shares redeemed	108	81	—
Accrued liabilities:
Investment advisory fees	4	—	—
Administration fees	38	1	—
Distribution fees	1	— (a)	— (a)
Service fees	7	1	— (a)
Custodian and accounting fees	6	8	2
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Offering costs (See Note 2.I.)	—	—	140
Other	14	26	23
Total Liabilities	11,474	1,470	184
Net Assets	$1,059,412	$181,802	$2,132

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund	JPMorgan SmartRetirement® Blend 2070 Fund
NET ASSETS:
Paid-in-Capital	$712,741	$147,009	$2,000
Total distributable earnings (loss)	346,671	34,793	132
Total Net Assets	$1,059,412	$181,802	$2,132
Net Assets:
Class I	$16,948	$31	$21
Class R2	1,384	29	21
Class R3	2,353	705	21
Class R4	10,569	746	21
Class R5	6,728	3,498	22
Class R6	1,021,430	176,793	2,026
Total	$1,059,412	$181,802	$2,132
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	503	1	2
Class R2	42	1	1
Class R3	70	27	1
Class R4	313	28	1
Class R5	199	131	1
Class R6	30,260	6,619	127
Net Asset Value (a):
Class I — Offering and redemption price per share	$33.70	$26.65	$15.98
Class R2 — Offering and redemption price per share	33.39	26.49	15.95
Class R3 — Offering and redemption price per share	33.94	26.55	15.96
Class R4 — Offering and redemption price per share	33.71	26.61	15.98
Class R5 — Offering and redemption price per share	33.72	26.67	15.99
Class R6 — Offering and redemption price per share	33.76	26.71	15.99
Cost of investments in non-affiliates	$2,521	$472	$207
Cost of investments in affiliates	720,484	150,065	1,871

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	95

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$22,091	$27,083	$36,865	$11,959
Dividend income from affiliates	36,077	43,322	67,501	98,558
Income from securities lending (net) (See Note 2.D.)	16	2	—	2
Total investment income	58,184	70,407	104,366	110,519
EXPENSES:
Investment advisory fees	2,382	2,907	4,674	5,329
Administration fees	1,191	1,453	2,337	2,664
Distribution fees:
Class R2	1	9	3	2
Class R3	8	20	33	38
Service fees:
Class I	3	10	19	6
Class R2	— (a)	4	2	1
Class R3	8	20	33	38
Class R4	85	78	121	128
Class R5	22	19	24	28
Custodian and accounting fees	105	99	133	136
Interest expense to affiliates	— (a)	— (a)	— (a)	— (a)
Professional fees	44	65	70	72
Trustees’ and Chief Compliance Officer’s fees	28	29	31	32
Printing and mailing costs	42	41	49	54
Registration and filing fees	127	87	119	118
Transfer agency fees (See Note 2.K.)	20	20	29	32
Other	28	30	42	44
Total expenses	4,094	4,891	7,719	8,722
Less fees waived	(2,886)	(3,472)	(5,538)	(6,295)
Less expense reimbursements	(461)	(432)	(160)	(1,360)
Net expenses	747	987	2,021	1,067
Net investment income (loss)	57,437	69,420	102,345	109,452

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(1,410)	$(1,370)	$(1,501)	$(540)
Investments in affiliates	59,989	116,033	102,819	32,167
Futures contracts	115	883	12,939	15,419
Net realized gain (loss)	58,694	115,546	114,257	47,046
Distribution of capital gains received from investment company affiliates	1,254	1,631	3,415	4,711
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(769)	(2,053)	(3,667)	(2,202)
Investments in affiliates	72,626	53,339	241,605	447,778
Futures contracts	(512)	(966)	(824)	(166)
Change in net unrealized appreciation/depreciation	71,345	50,320	237,114	445,410
Net realized/unrealized gains (losses)	131,293	167,497	354,786	497,167
Change in net assets resulting from operations	$188,730	$236,917	$457,131	$606,619
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	97

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$187	$162	$156	$105
Dividend income from affiliates	91,677	73,827	58,781	35,776
Income from securities lending (net) (See Note 2.D.)	— (a)	— (a)	— (a)	—
Total investment income	91,864	73,989	58,937	35,881
EXPENSES:
Investment advisory fees	4,959	4,337	3,673	2,234
Administration fees	2,480	2,168	1,837	1,117
Distribution fees:
Class R2	4	— (a)	4	1
Class R3	34	29	36	8
Service fees:
Class I	12	14	4	3
Class R2	2	— (a)	2	1
Class R3	34	29	36	8
Class R4	113	93	93	54
Class R5	17	16	13	9
Custodian and accounting fees	82	72	62	40
Interest expense to affiliates	— (a)	— (a)	— (a)	— (a)
Professional fees	71	69	67	64
Trustees’ and Chief Compliance Officer’s fees	31	31	30	28
Printing and mailing costs	56	58	57	54
Registration and filing fees	107	102	97	90
Transfer agency fees (See Note 2.K.)	31	28	24	19
Other	42	38	38	29
Total expenses	8,075	7,084	6,073	3,759
Less fees waived	(5,844)	(5,117)	(4,131)	(2,595)
Less expense reimbursements	(960)	(190)	(1)	(6)
Net expenses	1,271	1,777	1,941	1,158
Net investment income (loss)	90,593	72,212	56,996	34,723

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3	$2	$1	$2
Investments in affiliates	32,908	21,164	11,296	6,282
Futures contracts	14,127	12,263	12,834	8,151
Net realized gain (loss)	47,038	33,429	24,131	14,435
Distribution of capital gains received from investment company affiliates	5,021	4,892	4,358	2,637
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(13)	(11)	(11)	(8)
Investments in affiliates	483,168	474,324	436,263	265,831
Futures contracts	195	219	2	(36)
Change in net unrealized appreciation/depreciation	483,350	474,532	436,254	265,787
Net realized/unrealized gains (losses)	535,409	512,853	464,743	282,859
Change in net assets resulting from operations	$626,002	$585,065	$521,739	$317,582
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	99

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund	JPMorgan SmartRetirement® Blend 2070 Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$70	$13	$— (b)
Dividend income from non-affiliates	—	56	1
Dividend income from affiliates	21,597	3,080	18
Income from securities lending (net) (See Note 2.D.)	19	26	—
Total investment income	21,686	3,175	19
EXPENSES:
Investment advisory fees	1,346	190	1
Administration fees	673	95	1
Distribution fees:
Class R2	6	— (b)	— (b)
Class R3	4	1	— (b)
Service fees:
Class I	38	— (b)	— (b)
Class R2	3	— (b)	— (b)
Class R3	4	1	— (b)
Class R4	22	1	— (b)
Class R5	5	1	— (b)
Custodian and accounting fees	27	25	3
Interest expense to affiliates	— (b)	—	—
Professional fees	61	38	32
Trustees’ and Chief Compliance Officer’s fees	27	25	6
Printing and mailing costs	53	38	4
Registration and filing fees	57	97	1
Transfer agency fees (See Note 2.K.)	14	5	1
Offering costs (See Note 2.I.)	—	—	45
Other	23	19	7
Total expenses	2,363	536	101
Less fees waived	(1,618)	(284)	(1)
Less expense reimbursements	(7)	(166)	(99)
Net expenses	738	86	1
Net investment income (loss)	20,948	3,089	18

(a)
Commencement of operations was February 27, 2026.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund	JPMorgan SmartRetirement® Blend 2070 Fund (a)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3	$1,901	$4
Investments in affiliates	3,948	107	1
Futures contracts	5,185	861	4
Net realized gain (loss)	9,136	2,869	9
Distribution of capital gains received from investment company affiliates	1,581	208	—
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(5)	(518)	16
Investments in affiliates	160,266	21,811	88
Futures contracts	(28)	(1)	1
Change in net unrealized appreciation/depreciation	160,233	21,292	105
Net realized/unrealized gains (losses)	170,950	24,369	114
Change in net assets resulting from operations	$191,898	$27,458	$132

(a)
Commencement of operations was February 27, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$57,437	$33,579	$69,420	$69,110
Net realized gain (loss)	58,694	6,419	115,546	43,136
Distributions of capital gains received from investment company affiliates	1,254	—	1,631	—
Change in net unrealized appreciation/depreciation	71,345	77,997	50,320	91,327
Change in net assets resulting from operations	188,730	117,995	236,917	203,573
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(34)	(8)	(141)	(97)
Class R2	(6)	(1)	(56)	(42)
Class R3	(83)	(6)	(236)	(93)
Class R4	(1,005)	(538)	(1,060)	(930)
Class R5	(763)	(431)	(798)	(517)
Class R6	(49,444)	(24,208)	(68,685)	(65,869)
Total distributions to shareholders	(51,335)	(25,192)	(70,976)	(67,548)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(157,565)	847,726	(205,975)	(111,299)
NET ASSETS:
Change in net assets	(20,170)	940,529	(40,034)	24,726
Beginning of period	1,592,891	652,362	1,945,763	1,921,037
End of period	$1,572,721	$1,592,891	$1,905,729	$1,945,763
SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$102,345	$88,819	$109,452	$89,367
Net realized gain (loss)	114,257	18,850	47,046	4,676
Distributions of capital gains received from investment company affiliates	3,415	—	4,711	—
Change in net unrealized appreciation/depreciation	237,114	212,945	445,410	279,372
Change in net assets resulting from operations	457,131	320,614	606,619	373,415
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(230)	(207)	(61)	(32)
Class R2	(17)	(10)	(6)	(14)
Class R3	(347)	(138)	(376)	(144)
Class R4	(1,465)	(1,119)	(1,386)	(1,113)
Class R5	(879)	(560)	(895)	(610)
Class R6	(97,384)	(80,521)	(102,881)	(80,771)
Total distributions to shareholders	(100,322)	(82,555)	(105,605)	(82,684)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(76,110)	140,569	116,004	152,342
NET ASSETS:
Change in net assets	280,699	378,628	617,018	443,073
Beginning of period	2,957,829	2,579,201	3,247,634	2,804,561
End of period	$3,238,528	$2,957,829	$3,864,652	$3,247,634
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$90,593	$71,448	$72,212	$55,306
Net realized gain (loss)	47,038	5,442	33,429	3,059
Distributions of capital gains received from investment company affiliates	5,021	—	4,892	—
Change in net unrealized appreciation/depreciation	483,350	285,065	474,532	261,107
Change in net assets resulting from operations	626,002	361,955	585,065	319,472
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(114)	(95)	(122)	(98)
Class R2	(16)	(8)	—	(11)
Class R3	(314)	(113)	(242)	(66)
Class R4	(1,107)	(851)	(828)	(601)
Class R5	(439)	(358)	(389)	(281)
Class R6	(86,191)	(65,196)	(69,089)	(50,892)
Total distributions to shareholders	(88,181)	(66,621)	(70,670)	(51,949)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	101,845	138,021	174,869	73,690
NET ASSETS:
Change in net assets	639,666	433,355	689,264	341,213
Beginning of period	2,989,147	2,555,792	2,566,206	2,224,993
End of period	$3,628,813	$2,989,147	$3,255,470	$2,566,206
SEE NOTES TO FINANCIAL STATEMENTS.

104	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,996	$42,415	$34,723	$25,691
Net realized gain (loss)	24,131	7,860	14,435	2,013
Distributions of capital gains received from investment company affiliates	4,358	—	2,637	—
Change in net unrealized appreciation/depreciation	436,254	220,177	265,787	133,324
Change in net assets resulting from operations	521,739	270,452	317,582	161,028
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(34)	(30)	(30)	(18)
Class R2	(10)	(15)	(8)	(6)
Class R3	(289)	(43)	(75)	(25)
Class R4	(824)	(587)	(457)	(337)
Class R5	(315)	(208)	(205)	(152)
Class R6	(57,473)	(38,953)	(34,253)	(23,704)
Total distributions to shareholders	(58,945)	(39,836)	(35,028)	(24,242)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	219,735	104,161	177,063	44,719
NET ASSETS:
Change in net assets	682,529	334,777	459,617	181,505
Beginning of period	2,130,799	1,796,022	1,275,336	1,093,831
End of period	$2,813,328	$2,130,799	$1,734,953	$1,275,336
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$20,948	$14,397	$3,089	$1,278
Net realized gain (loss)	9,136	2,398	2,869	(592)
Distributions of capital gains received from investment company affiliates	1,581	—	208	—
Change in net unrealized appreciation/depreciation	160,233	75,390	21,292	7,186
Change in net assets resulting from operations	191,898	92,185	27,458	7,872
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(331)	(248)	(1)	(1)
Class R2	(21)	(13)	(1)	— (a)
Class R3	(34)	(4)	(9)	— (a)
Class R4	(188)	(121)	(7)	— (a)
Class R5	(120)	(73)	(11)	(1)
Class R6	(20,677)	(12,742)	(2,711)	(852)
Total distributions to shareholders	(21,371)	(13,201)	(2,740)	(854)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	156,972	68,469	73,407	45,777
NET ASSETS:
Change in net assets	327,499	147,453	98,125	52,795
Beginning of period	731,913	584,460	83,677	30,882
End of period	$1,059,412	$731,913	$181,802	$83,677

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

106	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2070 Fund
Period Ended June 30, 2026 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18
Net realized gain (loss)	9
Change in net unrealized appreciation/depreciation	105
Change in net assets resulting from operations	132
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,000
NET ASSETS:
Change in net assets	2,132
Beginning of period	—
End of period	$2,132

(a)
Commencement of operations was February 27, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$223	$150	$815	$256
Net assets acquired in Fund reorganization (See Note 8)	—	547	—	—
Distributions reinvested	34	8	141	97
Cost of shares redeemed	(226)	(130)	(571)	(89)
Change in net assets resulting from Class I capital transactions	31	575	385	264
Class R2
Proceeds from shares issued	26	10	105	87
Net assets acquired in Fund reorganization (See Note 8)	—	135	—	—
Distributions reinvested	6	1	56	42
Cost of shares redeemed	(150)	—	(1)	(4)
Change in net assets resulting from Class R2 capital transactions	(118)	146	160	125
Class R3
Proceeds from shares issued	695	3,337	2,471	7,261
Net assets acquired in Fund reorganization (See Note 8)	—	1,126	—	—
Distributions reinvested	8	2	28	68
Cost of shares redeemed	(2,027)	(954)	(4,024)	(1,269)
Change in net assets resulting from Class R3 capital transactions	(1,324)	3,511	(1,525)	6,060
Class R4
Proceeds from shares issued	6,134	4,292	4,022	5,008
Net assets acquired in Fund reorganization (See Note 8)	—	14,428	—	—
Distributions reinvested	1,005	538	1,060	930
Cost of shares redeemed	(6,656)	(3,762)	(6,197)	(5,258)
Change in net assets resulting from Class R4 capital transactions	483	15,496	(1,115)	680
Class R5
Proceeds from shares issued	10,527	4,907	16,608	1,641
Net assets acquired in Fund reorganization (See Note 8)	—	7,384	—	—
Distributions reinvested	763	431	798	517
Cost of shares redeemed	(13,590)	(2,960)	(12,953)	(1,684)
Change in net assets resulting from Class R5 capital transactions	(2,300)	9,762	4,453	474
Class R6
Proceeds from shares issued	169,968	231,922	207,919	384,670
Net assets acquired in Fund reorganization (See Note 8)	—	815,101	—	—
Distributions reinvested	48,411	23,616	66,655	64,108
Cost of shares redeemed	(372,716)	(252,403)	(482,907)	(567,680)
Change in net assets resulting from Class R6 capital transactions	(154,337)	818,236	(208,333)	(118,902)
Total change in net assets resulting from capital transactions	$(157,565)	$847,726	$(205,975)	$(111,299)
SEE NOTES TO FINANCIAL STATEMENTS.

108	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2025 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS:
Class I
Issued	11	9	31	11
Shares issued in connection with Fund reorganization (See Note 8)	—	30	—	—
Reinvested	2	— (a)	6	4
Redeemed	(11)	(7)	(22)	(3)
Change in Class I Shares	2	32	15	12
Class R2
Issued	1	1	4	4
Shares issued in connection with Fund reorganization (See Note 8)	—	7	—	—
Reinvested	— (a)	— (a)	2	2
Redeemed	(7)	—	— (a)	— (a)
Change in Class R2 Shares	(6)	8	6	6
Class R3
Issued	34	174	95	303
Shares issued in connection with Fund reorganization (See Note 8)	—	60	—	—
Reinvested	— (a)	— (a)	1	3
Redeemed	(98)	(50)	(156)	(53)
Change in Class R3 Shares	(64)	184	(60)	253
Class R4
Issued	304	231	158	212
Shares issued in connection with Fund reorganization (See Note 8)	—	789	—	—
Reinvested	51	30	42	41
Redeemed	(329)	(202)	(243)	(224)
Change in Class R4 Shares	26	848	(43)	29
Class R5
Issued	520	265	642	69
Shares issued in connection with Fund reorganization (See Note 8)	—	404	—	—
Reinvested	38	24	32	23
Redeemed	(674)	(159)	(513)	(72)
Change in Class R5 Shares	(116)	534	161	20
Class R6
Issued	8,441	12,645	8,123	16,571
Shares issued in connection with Fund reorganization (See Note 8)	—	44,517	—	—
Reinvested	2,438	1,303	2,650	2,790
Redeemed	(18,448)	(13,575)	(18,864)	(24,118)
Change in Class R6 Shares	(7,569)	44,890	(8,091)	(4,757)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$323	$824	$1,875	$103
Distributions reinvested	230	203	61	29
Cost of shares redeemed	(578)	(739)	(218)	(28)
Change in net assets resulting from Class I capital transactions	(25)	288	1,718	104
Class R2
Proceeds from shares issued	92	165	20	271
Distributions reinvested	17	10	6	14
Cost of shares redeemed	(173)	(6)	(1)	(472)
Change in net assets resulting from Class R2 capital transactions	(64)	169	25	(187)
Class R3
Proceeds from shares issued	3,920	10,257	6,469	11,236
Distributions reinvested	22	98	74	91
Cost of shares redeemed	(6,033)	(1,927)	(9,789)	(1,496)
Change in net assets resulting from Class R3 capital transactions	(2,091)	8,428	(3,246)	9,831
Class R4
Proceeds from shares issued	5,546	7,525	7,060	6,674
Distributions reinvested	1,465	1,119	1,385	1,113
Cost of shares redeemed	(7,601)	(5,290)	(6,778)	(5,184)
Change in net assets resulting from Class R4 capital transactions	(590)	3,354	1,667	2,603
Class R5
Proceeds from shares issued	19,966	3,114	16,246	3,305
Distributions reinvested	879	560	894	609
Cost of shares redeemed	(13,398)	(3,930)	(14,108)	(2,708)
Change in net assets resulting from Class R5 capital transactions	7,447	(256)	3,032	1,206
Class R6
Proceeds from shares issued	411,151	555,974	515,035	599,042
Distributions reinvested	94,834	78,491	99,049	77,668
Cost of shares redeemed	(586,772)	(505,879)	(501,276)	(537,925)
Change in net assets resulting from Class R6 capital transactions	(80,787)	128,586	112,808	138,785
Total change in net assets resulting from capital transactions	$(76,110)	$140,569	$116,004	$152,342
SHARE TRANSACTIONS:
Class I
Issued	11	32	55	4
Reinvested	8	8	2	1
Redeemed	(20)	(29)	(6)	(1)
Change in Class I Shares	(1)	11	51	4
SEE NOTES TO FINANCIAL STATEMENTS.

110	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2030 Fund		JPMorgan SmartRetirement® Blend 2035 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R2
Issued	3	6	1	9
Reinvested	1	— (a)	— (a)	— (a)
Redeemed	(6)	— (a)	— (a)	(16)
Change in Class R2 Shares	(2)	6	1	(7)
Class R3
Issued	131	381	192	375
Reinvested	1	4	2	3
Redeemed	(203)	(72)	(292)	(50)
Change in Class R3 Shares	(71)	313	(98)	328
Class R4
Issued	189	285	211	225
Reinvested	50	43	42	38
Redeemed	(258)	(200)	(204)	(178)
Change in Class R4 Shares	(19)	128	49	85
Class R5
Issued	672	117	479	112
Reinvested	30	22	27	21
Redeemed	(465)	(147)	(429)	(90)
Change in Class R5 Shares	237	(8)	77	43
Class R6
Issued	13,957	21,206	15,313	20,446
Reinvested	3,268	3,027	2,994	2,675
Redeemed	(19,819)	(19,019)	(14,867)	(18,179)
Change in Class R6 Shares	(2,594)	5,214	3,440	4,942

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$476	$170	$62	$34
Distributions reinvested	114	95	98	75
Cost of shares redeemed	(366)	(504)	(265)	(281)
Change in net assets resulting from Class I capital transactions	224	(239)	(105)	(172)
Class R2
Proceeds from shares issued	168	591	20	21
Distributions reinvested	16	8	—	11
Cost of shares redeemed	(19)	(405)	(11)	(717)
Change in net assets resulting from Class R2 capital transactions	165	194	9	(685)
Class R3
Proceeds from shares issued	5,077	9,515	4,502	6,826
Distributions reinvested	63	56	38	20
Cost of shares redeemed	(5,766)	(1,780)	(3,965)	(1,630)
Change in net assets resulting from Class R3 capital transactions	(626)	7,791	575	5,216
Class R4
Proceeds from shares issued	4,820	4,622	5,520	5,780
Distributions reinvested	1,107	851	828	601
Cost of shares redeemed	(5,751)	(2,789)	(3,822)	(2,333)
Change in net assets resulting from Class R4 capital transactions	176	2,684	2,526	4,048
Class R5
Proceeds from shares issued	8,786	2,730	8,747	2,426
Distributions reinvested	439	358	377	273
Cost of shares redeemed	(8,177)	(1,622)	(6,873)	(2,132)
Change in net assets resulting from Class R5 capital transactions	1,048	1,466	2,251	567
Class R6
Proceeds from shares issued	473,209	508,127	466,850	435,057
Distributions reinvested	83,229	62,952	66,351	48,810
Cost of shares redeemed	(455,580)	(444,954)	(363,588)	(419,151)
Change in net assets resulting from Class R6 capital transactions	100,858	126,125	169,613	64,716
Total change in net assets resulting from capital transactions	$101,845	$138,021	$174,869	$73,690
SHARE TRANSACTIONS:
Class I
Issued	13	5	2	1
Reinvested	3	3	2	2
Redeemed	(10)	(16)	(7)	(8)
Change in Class I Shares	6	(8)	(3)	(5)
SEE NOTES TO FINANCIAL STATEMENTS.

112	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2040 Fund		JPMorgan SmartRetirement® Blend 2045 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R2
Issued	5	19	— (a)	1
Reinvested	— (a)	— (a)	—	1
Redeemed	(1)	(13)	— (a)	(22)
Change in Class R2 Shares	4	6	— (a)	(20)
Class R3
Issued	137	296	116	203
Reinvested	2	2	1	1
Redeemed	(156)	(57)	(102)	(49)
Change in Class R3 Shares	(17)	241	15	155
Class R4
Issued	132	147	142	174
Reinvested	31	27	22	18
Redeemed	(157)	(88)	(99)	(69)
Change in Class R4 Shares	6	86	65	123
Class R5
Issued	239	86	224	72
Reinvested	12	11	10	8
Redeemed	(230)	(51)	(182)	(63)
Change in Class R5 Shares	21	46	52	17
Class R6
Issued	12,931	16,174	11,957	13,135
Reinvested	2,312	2,022	1,730	1,486
Redeemed	(12,370)	(13,968)	(9,278)	(12,574)
Change in Class R6 Shares	2,873	4,228	4,409	2,047

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$67	$84	$475	$29
Distributions reinvested	33	30	30	18
Cost of shares redeemed	(198)	(366)	(123)	(5)
Change in net assets resulting from Class I capital transactions	(98)	(252)	382	42
Class R2
Proceeds from shares issued	130	833	317	68
Distributions reinvested	10	15	7	6
Cost of shares redeemed	(552)	(579)	(14)	(354)
Change in net assets resulting from Class R2 capital transactions	(412)	269	310	(280)
Class R3
Proceeds from shares issued	5,824	9,942	2,680	989
Distributions reinvested	14	4	27	8
Cost of shares redeemed	(3,639)	(778)	(1,128)	(398)
Change in net assets resulting from Class R3 capital transactions	2,199	9,168	1,579	599
Class R4
Proceeds from shares issued	5,615	4,259	3,338	3,061
Distributions reinvested	824	587	457	337
Cost of shares redeemed	(6,301)	(3,195)	(3,121)	(1,391)
Change in net assets resulting from Class R4 capital transactions	138	1,651	674	2,007
Class R5
Proceeds from shares issued	6,801	2,206	4,846	1,793
Distributions reinvested	315	208	205	152
Cost of shares redeemed	(5,316)	(1,266)	(4,255)	(1,217)
Change in net assets resulting from Class R5 capital transactions	1,800	1,148	796	728
Class R6
Proceeds from shares issued	443,911	383,093	343,852	280,467
Distributions reinvested	53,690	36,282	33,635	23,273
Cost of shares redeemed	(281,493)	(327,198)	(204,165)	(262,117)
Change in net assets resulting from Class R6 capital transactions	216,108	92,177	173,322	41,623
Total change in net assets resulting from capital transactions	$219,735	$104,161	$177,063	$44,719
SHARE TRANSACTIONS:
Class I
Issued	2	3	11	1
Reinvested	1	1	1	1
Redeemed	(5)	(11)	(3)	— (a)
Change in Class I Shares	(2)	(7)	9	2

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

114	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2050 Fund		JPMorgan SmartRetirement® Blend 2055 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R2
Issued	4	24	9	2
Reinvested	— (a)	1	— (a)	— (a)
Redeemed	(14)	(17)	(1)	(11)
Change in Class R2 Shares	(10)	8	8	(9)
Class R3
Issued	146	293	69	30
Reinvested	1	— (a)	1	— (a)
Redeemed	(91)	(23)	(28)	(12)
Change in Class R3 Shares	56	270	42	18
Class R4
Issued	142	128	85	92
Reinvested	21	18	12	10
Redeemed	(158)	(95)	(80)	(41)
Change in Class R4 Shares	5	51	17	61
Class R5
Issued	172	67	122	54
Reinvested	8	6	5	5
Redeemed	(140)	(38)	(112)	(37)
Change in Class R5 Shares	40	35	15	22
Class R6
Issued	11,253	11,470	8,764	8,425
Reinvested	1,382	1,098	871	709
Redeemed	(7,093)	(9,676)	(5,167)	(7,841)
Change in Class R6 Shares	5,542	2,892	4,468	1,293

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$61	$34	$5	$18
Distributions reinvested	331	248	1	1
Cost of shares redeemed	(68)	(71)	(34)	(3)
Change in net assets resulting from Class I capital transactions	324	211	(28)	16
Class R2
Proceeds from shares issued	203	255	27	—
Distributions reinvested	21	13	1	— (a)
Cost of shares redeemed	(72)	(48)	(34)	—
Change in net assets resulting from Class R2 capital transactions	152	220	(6)	— (a)
Class R3
Proceeds from shares issued	1,905	412	652	193
Distributions reinvested	15	3	1	— (a)
Cost of shares redeemed	(284)	(53)	(237)	(28)
Change in net assets resulting from Class R3 capital transactions	1,636	362	416	165
Class R4
Proceeds from shares issued	3,240	1,968	718	— (a)
Distributions reinvested	187	121	7	— (a)
Cost of shares redeemed	(1,825)	(376)	(56)	— (a)
Change in net assets resulting from Class R4 capital transactions	1,602	1,713	669	— (a)
Class R5
Proceeds from shares issued	3,555	1,494	2,915	282
Distributions reinvested	120	73	11	1
Cost of shares redeemed	(1,656)	(1,457)	(150)	(26)
Change in net assets resulting from Class R5 capital transactions	2,019	110	2,776	257
Class R6
Proceeds from shares issued	280,588	240,040	101,218	68,476
Distributions reinvested	20,385	12,567	2,686	842
Cost of shares redeemed	(149,734)	(186,754)	(34,324)	(23,979)
Change in net assets resulting from Class R6 capital transactions	151,239	65,853	69,580	45,339
Total change in net assets resulting from capital transactions	$156,972	$68,469	$73,407	$45,777
SHARE TRANSACTIONS:
Class I
Issued	2	1	— (a)	1
Reinvested	11	10	— (a)	— (a)
Redeemed	(2)	(3)	(1)	(1)
Change in Class I Shares	11	8	(1)	— (a)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

116	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	JPMorgan SmartRetirement® Blend 2060 Fund		JPMorgan SmartRetirement® Blend 2065 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R2
Issued	7	10	1	—
Reinvested	1	— (a)	— (a)	— (a)
Redeemed	(2)	(2)	(1)	—
Change in Class R2 Shares	6	8	— (a)	— (a)
Class R3
Issued	63	16	27	10
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(9)	(2)	(10)	(1)
Change in Class R3 Shares	54	14	17	9
Class R4
Issued	107	75	29	— (a)
Reinvested	6	5	— (a)	— (a)
Redeemed	(60)	(14)	(2)	— (a)
Change in Class R4 Shares	53	66	27	— (a)
Class R5
Issued	115	59	122	13
Reinvested	4	3	— (a)	— (a)
Redeemed	(55)	(56)	(6)	(1)
Change in Class R5 Shares	64	6	116	12
Class R6
Issued	9,172	9,231	4,154	3,320
Reinvested	676	490	113	41
Redeemed	(4,794)	(7,080)	(1,397)	(1,167)
Change in Class R6 Shares	5,054	2,641	2,870	2,194

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

JPMorgan SmartRetirement® Blend 2070 Fund
Period Ended June 30, 2026(a)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$20
Change in net assets resulting from Class I capital transactions	20
Class R2
Proceeds from shares issued	20
Change in net assets resulting from Class R2 capital transactions	20
Class R3
Proceeds from shares issued	20
Change in net assets resulting from Class R3 capital transactions	20
Class R4
Proceeds from shares issued	20
Change in net assets resulting from Class R4 capital transactions	20
Class R5
Proceeds from shares issued	20
Change in net assets resulting from Class R5 capital transactions	20
Class R6
Proceeds from shares issued	1,900
Change in net assets resulting from Class R6 capital transactions	1,900
Total change in net assets resulting from capital transactions	$2,000
SHARE TRANSACTIONS:
Class I
Issued	2
Change in Class I Shares	2
Class R2
Issued	1
Change in Class R2 Shares	1
Class R3
Issued	1
Change in Class R3 Shares	1
Class R4
Issued	1
Change in Class R4 Shares	1

(a)
Commencement of operations was February 27, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

118	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2070 Fund
Period Ended June 30, 2026(a)
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1
Change in Class R5 Shares	1
Class R6
Issued	127
Change in Class R6 Shares	127

(a)
Commencement of operations was February 27, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend Income Fund
Class I
Year Ended June 30, 2026	$19.34	$0.69	$1.65	$2.34	$(0.63)	$—	$(0.63)
Year Ended June 30, 2025	18.10	0.67	1.14	1.81	(0.57)	—	(0.57)
Year Ended June 30, 2024	17.05	0.54	1.03	1.57	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.42	0.42	0.61	1.03	(0.40)	—	(0.40)
Year Ended June 30, 2022	19.48	0.38	(2.66)	(2.28)	(0.23)	(0.55)	(0.78)
Class R2
Year Ended June 30, 2026	19.25	0.58	1.65	2.23	(0.56)	—	(0.56)
Year Ended June 30, 2025	18.06	0.65	1.06	1.71	(0.52)	—	(0.52)
Year Ended June 30, 2024	17.02	0.48	1.00	1.48	(0.44)	—	(0.44)
Year Ended June 30, 2023	16.41	0.36	0.59	0.95	(0.34)	—	(0.34)
Year Ended June 30, 2022	19.47	0.26	(2.64)	(2.38)	(0.13)	(0.55)	(0.68)
Class R3
Year Ended June 30, 2026	19.80	0.63	1.71	2.34	(0.56)	—	(0.56)
Year Ended June 30, 2025	18.54	0.66	1.15	1.81	(0.55)	—	(0.55)
Year Ended June 30, 2024	17.00	0.47	1.07	1.54	—	—	—
Year Ended June 30, 2023	16.39	0.36	0.63	0.99	(0.38)	—	(0.38)
Year Ended June 30, 2022	19.47	0.34	(2.67)	(2.33)	(0.20)	(0.55)	(0.75)
Class R4
Year Ended June 30, 2026	19.26	0.68	1.65	2.33	(0.62)	—	(0.62)
Year Ended June 30, 2025	18.06	0.65	1.16	1.81	(0.61)	—	(0.61)
Year Ended June 30, 2024	17.02	0.56	1.00	1.56	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.41	0.44	0.60	1.04	(0.43)	—	(0.43)
Year Ended June 30, 2022	19.48	0.39	(2.68)	(2.29)	(0.23)	(0.55)	(0.78)
Class R5
Year Ended June 30, 2026	19.27	0.71	1.66	2.37	(0.65)	—	(0.65)
Year Ended June 30, 2025	18.07	0.68	1.16	1.84	(0.64)	—	(0.64)
Year Ended June 30, 2024	17.03	0.59	1.00	1.59	(0.55)	—	(0.55)
Year Ended June 30, 2023	16.42	0.46	0.60	1.06	(0.45)	—	(0.45)
Year Ended June 30, 2022	19.48	0.41	(2.68)	(2.27)	(0.24)	(0.55)	(0.79)
Class R6
Year Ended June 30, 2026	19.29	0.73	1.66	2.39	(0.66)	—	(0.66)
Year Ended June 30, 2025	18.09	0.71	1.14	1.85	(0.65)	—	(0.65)
Year Ended June 30, 2024	17.05	0.61	1.00	1.61	(0.57)	—	(0.57)
Year Ended June 30, 2023	16.44	0.48	0.60	1.08	(0.47)	—	(0.47)
Year Ended June 30, 2022	19.49	0.43	(2.68)	(2.25)	(0.25)	(0.55)	(0.80)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

120	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$21.05	12.26%	$1,041	0.29%	3.39%	0.57%	18%
19.34	10.22	921	0.29	3.61	0.61	32
18.10	9.35	291	0.32	3.18	0.51	33
17.05	6.42	1,581	0.31	2.55	0.52	37
16.42	(12.25)	3,519	0.27	2.05	0.50	54

20.92	11.76	67	0.79	2.87	1.10	18
19.25	9.62	174	0.79	3.47	1.00	32
18.06	8.81	20	0.81	2.77	2.31	33
17.02	5.91	19	0.80	2.16	1.04	37
16.41	(12.71)	17	0.78	1.37	1.03	54

21.58	11.99	2,829	0.54	3.05	0.76	18
19.80	9.93	3,861	0.54	3.47	0.75	32
18.54	9.06	195	0.57	2.74	0.88	33
17.00	6.16	743	0.56	2.16	0.77	37
16.39	(12.48)	5,767	0.53	1.79	0.76	54

20.97	12.27	35,782	0.29	3.38	0.50	18
19.26	10.23	32,354	0.29	3.51	0.51	32
18.06	9.30	15,027	0.32	3.25	0.52	33
17.02	6.48	15,175	0.31	2.65	0.52	37
16.41	(12.30)	13,606	0.28	2.09	0.51	54

20.99	12.47	20,956	0.14	3.52	0.35	18
19.27	10.39	21,475	0.14	3.64	0.36	32
18.07	9.45	10,477	0.17	3.39	0.37	33
17.03	6.63	11,304	0.16	2.75	0.37	37
16.42	(12.18)	14,108	0.13	2.19	0.36	54

21.02	12.60	1,512,046	0.04	3.62	0.25	18
19.29	10.47	1,534,106	0.04	3.79	0.26	32
18.09	9.57	626,352	0.07	3.51	0.27	33
17.05	6.74	640,121	0.06	2.92	0.27	37
16.44	(12.07)	538,482	0.03	2.30	0.26	54

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2025 Fund
Class I
Year Ended June 30, 2026	$24.55	$0.86	$2.21	$3.07	$(0.89)	$—	$(0.89)
Year Ended June 30, 2025	22.95	0.76	1.59	2.35	(0.75)	—	(0.75)
Year Ended June 30, 2024	21.42	0.66	1.49	2.15	(0.62)	—	(0.62)
Year Ended June 30, 2023	20.26	0.49	1.08	1.57	(0.41)	—	(0.41)
Year Ended June 30, 2022	24.44	0.47	(3.61)	(3.14)	(0.30)	(0.74)	(1.04)
Class R2
Year Ended June 30, 2026	24.33	0.73	2.19	2.92	(0.77)	—	(0.77)
Year Ended June 30, 2025	22.76	0.64	1.58	2.22	(0.65)	—	(0.65)
Year Ended June 30, 2024	21.27	0.56	1.45	2.01	(0.52)	—	(0.52)
Year Ended June 30, 2023	20.19	0.42	1.05	1.47	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.43	0.36	(3.62)	(3.26)	(0.24)	(0.74)	(0.98)
Class R3
Year Ended June 30, 2026	24.78	0.79	2.25	3.04	(0.82)	—	(0.82)
Year Ended June 30, 2025	23.17	0.75	1.57	2.32	(0.71)	—	(0.71)
Year Ended June 30, 2024	21.33	0.59	1.50	2.09	(0.25)	—	(0.25)
Year Ended June 30, 2023	20.20	0.40	1.12	1.52	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.40	0.41	(3.60)	(3.19)	(0.27)	(0.74)	(1.01)
Class R4
Year Ended June 30, 2026	24.46	0.86	2.20	3.06	(0.88)	—	(0.88)
Year Ended June 30, 2025	22.88	0.76	1.58	2.34	(0.76)	—	(0.76)
Year Ended June 30, 2024	21.35	0.66	1.48	2.14	(0.61)	—	(0.61)
Year Ended June 30, 2023	20.28	0.51	1.06	1.57	(0.50)	—	(0.50)
Year Ended June 30, 2022	24.46	0.48	(3.62)	(3.14)	(0.30)	(0.74)	(1.04)
Class R5
Year Ended June 30, 2026	24.49	0.91	2.21	3.12	(0.93)	—	(0.93)
Year Ended June 30, 2025	22.90	0.79	1.59	2.38	(0.79)	—	(0.79)
Year Ended June 30, 2024	21.37	0.68	1.49	2.17	(0.64)	—	(0.64)
Year Ended June 30, 2023	20.28	0.52	1.09	1.61	(0.52)	—	(0.52)
Year Ended June 30, 2022	24.45	0.51	(3.62)	(3.11)	(0.32)	(0.74)	(1.06)
Class R6
Year Ended June 30, 2026	24.49	0.92	2.20	3.12	(0.94)	—	(0.94)
Year Ended June 30, 2025	22.90	0.81	1.59	2.40	(0.81)	—	(0.81)
Year Ended June 30, 2024	21.38	0.72	1.47	2.19	(0.67)	—	(0.67)
Year Ended June 30, 2023	20.30	0.57	1.05	1.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	24.46	0.54	(3.63)	(3.09)	(0.33)	(0.74)	(1.07)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

122	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$26.73	12.72%	$4,091	0.29%	3.36%	0.51%	20%
24.55	10.47	3,376	0.30	3.22	0.52	31
22.95	10.18	2,893	0.32	3.03	0.52	31
21.42	7.89	4,455	0.31	2.40	0.50	35
20.26	(13.48)	12,346	0.30	2.01	0.50	50

26.48	12.18	2,012	0.79	2.86	1.00	20
24.33	9.91	1,696	0.80	2.72	0.99	31
22.76	9.58	1,465	0.82	2.58	1.03	31
21.27	7.41	1,260	0.81	2.04	1.00	35
20.19	(13.95)	1,103	0.80	1.56	1.00	50

27.00	12.44	8,184	0.54	3.05	0.74	20
24.78	10.19	8,987	0.55	3.14	0.74	31
23.17	9.85	2,533	0.57	2.71	0.78	31
21.33	7.69	4,169	0.56	1.97	0.75	35
20.20	(13.70)	29,917	0.55	1.76	0.75	50

26.64	12.73	31,940	0.29	3.34	0.49	20
24.46	10.43	30,383	0.30	3.22	0.49	31
22.88	10.15	27,763	0.32	3.04	0.50	31
21.35	7.93	29,511	0.31	2.50	0.50	35
20.28	(13.47)	30,405	0.30	2.07	0.49	50

26.68	12.95	22,430	0.14	3.53	0.34	20
24.49	10.62	16,663	0.15	3.37	0.34	31
22.90	10.29	15,109	0.17	3.14	0.35	31
21.37	8.13	21,647	0.16	2.55	0.35	35
20.28	(13.37)	43,290	0.15	2.18	0.34	50

26.67	12.99	1,837,072	0.04	3.59	0.24	20
24.49	10.73	1,884,658	0.05	3.44	0.24	31
22.90	10.42	1,871,274	0.07	3.32	0.24	31
21.38	8.20	1,826,031	0.06	2.78	0.24	35
20.30	(13.28)	1,718,926	0.05	2.31	0.24	50

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2030 Fund
Class I
Year Ended June 30, 2026	$27.89	$0.90	$3.36	$4.26	$(0.89)	$—	$(0.89)
Year Ended June 30, 2025	25.70	0.77	2.16	2.93	(0.74)	—	(0.74)
Year Ended June 30, 2024	23.56	0.68	2.08	2.76	(0.62)	—	(0.62)
Year Ended June 30, 2023	21.86	0.48	1.64	2.12	(0.42)	—	(0.42)
Year Ended June 30, 2022	26.66	0.50	(4.14)	(3.64)	(0.34)	(0.82)	(1.16)
Class R2
Year Ended June 30, 2026	27.75	0.74	3.35	4.09	(0.77)	—	(0.77)
Year Ended June 30, 2025	25.59	0.66	2.13	2.79	(0.63)	—	(0.63)
Year Ended June 30, 2024	23.46	0.55	2.07	2.62	(0.49)	—	(0.49)
Year Ended June 30, 2023	21.90	0.44	1.56	2.00	(0.44)	—	(0.44)
Year Ended June 30, 2022	26.76	0.44	(4.22)	(3.78)	(0.26)	(0.82)	(1.08)
Class R3
Year Ended June 30, 2026	28.13	0.82	3.40	4.22	(0.82)	—	(0.82)
Year Ended June 30, 2025	25.91	0.76	2.14	2.90	(0.68)	—	(0.68)
Year Ended June 30, 2024	23.43	0.60	2.10	2.70	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.77	0.39	1.67	2.06	(0.40)	—	(0.40)
Year Ended June 30, 2022	26.59	0.44	(4.13)	(3.69)	(0.31)	(0.82)	(1.13)
Class R4
Year Ended June 30, 2026	27.83	0.90	3.35	4.25	(0.89)	—	(0.89)
Year Ended June 30, 2025	25.64	0.77	2.16	2.93	(0.74)	—	(0.74)
Year Ended June 30, 2024	23.50	0.67	2.08	2.75	(0.61)	—	(0.61)
Year Ended June 30, 2023	21.87	0.52	1.60	2.12	(0.49)	—	(0.49)
Year Ended June 30, 2022	26.67	0.51	(4.15)	(3.64)	(0.34)	(0.82)	(1.16)
Class R5
Year Ended June 30, 2026	27.85	0.97	3.33	4.30	(0.94)	—	(0.94)
Year Ended June 30, 2025	25.66	0.81	2.16	2.97	(0.78)	—	(0.78)
Year Ended June 30, 2024	23.51	0.70	2.09	2.79	(0.64)	—	(0.64)
Year Ended June 30, 2023	21.87	0.53	1.62	2.15	(0.51)	—	(0.51)
Year Ended June 30, 2022	26.66	0.54	(4.15)	(3.61)	(0.36)	(0.82)	(1.18)
Class R6
Year Ended June 30, 2026	27.86	0.97	3.35	4.32	(0.96)	—	(0.96)
Year Ended June 30, 2025	25.66	0.84	2.16	3.00	(0.80)	—	(0.80)
Year Ended June 30, 2024	23.53	0.74	2.07	2.81	(0.68)	—	(0.68)
Year Ended June 30, 2023	21.90	0.58	1.59	2.17	(0.54)	—	(0.54)
Year Ended June 30, 2022	26.67	0.58	(4.15)	(3.57)	(0.38)	(0.82)	(1.20)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

124	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$31.26	15.51%	$8,238	0.31%	3.03%	0.50%	18%
27.89	11.63	7,380	0.32	2.91	0.50	25
25.70	11.86	6,523	0.33	2.80	0.51	31
23.56	9.86	6,269	0.32	2.15	0.50	31
21.86	(14.35)	13,080	0.32	1.95	0.49	49

31.07	14.95	600	0.81	2.52	1.01	18
27.75	11.07	588	0.81	2.48	0.99	25
25.59	11.28	378	0.83	2.28	1.12	31
23.46	9.32	384	0.82	1.98	1.00	31
21.90	(14.78)	140	0.82	1.79	1.01	49

31.53	15.21	13,613	0.56	2.74	0.74	18
28.13	11.38	14,136	0.56	2.85	0.74	25
25.91	11.57	4,921	0.58	2.48	0.75	31
23.43	9.60	6,248	0.57	1.74	0.74	31
21.77	(14.58)	44,192	0.57	1.73	0.74	49

31.19	15.52	50,616	0.31	3.04	0.49	18
27.83	11.64	45,699	0.32	2.92	0.49	25
25.64	11.84	38,818	0.33	2.79	0.49	31
23.50	9.89	37,680	0.32	2.32	0.49	31
21.87	(14.35)	39,828	0.32	2.02	0.49	49

31.21	15.70	29,869	0.16	3.28	0.34	18
27.85	11.79	20,051	0.17	3.06	0.34	25
25.66	12.03	18,671	0.18	2.89	0.34	31
23.51	10.05	25,006	0.17	2.36	0.34	31
21.87	(14.25)	44,084	0.17	2.09	0.34	49

31.22	15.77	3,135,592	0.06	3.29	0.24	18
27.86	11.94	2,869,975	0.07	3.16	0.24	25
25.66	12.12	2,509,890	0.08	3.07	0.24	31
23.53	10.11	2,293,258	0.07	2.59	0.24	31
21.90	(14.12)	2,051,907	0.07	2.26	0.24	49

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2035 Fund
Class I
Year Ended June 30, 2026	$31.42	$0.97	$4.70	$5.67	$(0.95)	$—	$(0.95)
Year Ended June 30, 2025	28.62	0.80	2.74	3.54	(0.74)	—	(0.74)
Year Ended June 30, 2024	25.81	0.67	2.77	3.44	(0.63)	—	(0.63)
Year Ended June 30, 2023	23.50	0.49	2.24	2.73	(0.42)	—	(0.42)
Year Ended June 30, 2022	28.89	0.60	(4.64)	(4.04)	(0.42)	(0.93)	(1.35)
Class R2
Year Ended June 30, 2026	31.44	0.79	4.72	5.51	(0.66)	—	(0.66)
Year Ended June 30, 2025	28.70	0.63	2.77	3.40	(0.66)	—	(0.66)
Year Ended June 30, 2024	25.95	0.58	2.75	3.33	(0.58)	—	(0.58)
Year Ended June 30, 2023	23.70	0.67	1.94	2.61	(0.36)	—	(0.36)
Year Ended June 30, 2022	28.90	0.20	(4.42)	(4.22)	(0.05)	(0.93)	(0.98)
Class R3
Year Ended June 30, 2026	31.48	0.85	4.74	5.59	(0.85)	—	(0.85)
Year Ended June 30, 2025	28.67	0.78	2.70	3.48	(0.67)	—	(0.67)
Year Ended June 30, 2024	25.68	0.60	2.76	3.36	(0.37)	—	(0.37)
Year Ended June 30, 2023	23.43	0.38	2.28	2.66	(0.41)	—	(0.41)
Year Ended June 30, 2022	28.84	0.51	(4.61)	(4.10)	(0.38)	(0.93)	(1.31)
Class R4
Year Ended June 30, 2026	31.33	0.95	4.70	5.65	(0.93)	—	(0.93)
Year Ended June 30, 2025	28.55	0.79	2.74	3.53	(0.75)	—	(0.75)
Year Ended June 30, 2024	25.73	0.69	2.74	3.43	(0.61)	—	(0.61)
Year Ended June 30, 2023	23.52	0.53	2.19	2.72	(0.51)	—	(0.51)
Year Ended June 30, 2022	28.91	0.59	(4.63)	(4.04)	(0.42)	(0.93)	(1.35)
Class R5
Year Ended June 30, 2026	31.37	1.02	4.68	5.70	(0.98)	—	(0.98)
Year Ended June 30, 2025	28.58	0.84	2.74	3.58	(0.79)	—	(0.79)
Year Ended June 30, 2024	25.76	0.73	2.75	3.48	(0.66)	—	(0.66)
Year Ended June 30, 2023	23.54	0.55	2.20	2.75	(0.53)	—	(0.53)
Year Ended June 30, 2022	28.91	0.61	(4.61)	(4.00)	(0.44)	(0.93)	(1.37)
Class R6
Year Ended June 30, 2026	31.38	1.04	4.70	5.74	(1.01)	—	(1.01)
Year Ended June 30, 2025	28.58	0.87	2.75	3.62	(0.82)	—	(0.82)
Year Ended June 30, 2024	25.77	0.77	2.73	3.50	(0.69)	—	(0.69)
Year Ended June 30, 2023	23.55	0.60	2.18	2.78	(0.56)	—	(0.56)
Year Ended June 30, 2022	28.92	0.66	(4.65)	(3.99)	(0.45)	(0.93)	(1.38)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

126	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$36.14	18.31%	$3,511	0.27%	2.86%	0.52%	21%
31.42	12.58	1,439	0.29	2.68	0.55	24
28.62	13.50	1,207	0.31	2.56	0.54	22
25.81	11.78	2,765	0.31	2.01	0.51	25
23.50	(14.78)	6,629	0.29	2.12	0.50	32

36.29	17.72	327	0.77	2.35	1.02	21
31.44	12.01	260	0.79	2.13	0.99	24
28.70	12.97	425	0.81	2.16	1.10	22
25.95	11.16	333	0.81	2.68	1.15	25
23.70	(15.18)	20	0.79	0.70	1.02	32

36.22	17.99	15,898	0.52	2.54	0.74	21
31.48	12.34	16,911	0.54	2.63	0.74	24
28.67	13.20	5,994	0.56	2.27	0.75	22
25.68	11.51	7,679	0.56	1.60	0.74	25
23.43	(14.98)	32,276	0.54	1.85	0.74	32

36.05	18.30	56,438	0.27	2.83	0.49	21
31.33	12.58	47,540	0.29	2.67	0.49	24
28.55	13.52	40,860	0.31	2.61	0.49	22
25.73	11.77	39,322	0.31	2.19	0.49	25
23.52	(14.77)	38,531	0.29	2.15	0.49	32

36.09	18.46	32,223	0.12	3.03	0.34	21
31.37	12.76	25,514	0.14	2.82	0.34	24
28.58	13.68	22,041	0.16	2.74	0.34	22
25.76	11.93	25,074	0.16	2.26	0.34	25
23.54	(14.64)	35,173	0.14	2.20	0.34	32

36.11	18.58	3,756,255	0.02	3.09	0.24	21
31.38	12.90	3,155,970	0.04	2.91	0.24	24
28.58	13.79	2,734,034	0.06	2.90	0.24	22
25.77	12.04	2,312,149	0.06	2.48	0.24	25
23.55	(14.58)	1,949,560	0.04	2.37	0.24	32

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2040 Fund
Class I
Year Ended June 30, 2026	$33.84	$0.92	$5.91	$6.83	$(0.90)	$—	$(0.90)
Year Ended June 30, 2025	30.52	0.73	3.30	4.03	(0.71)	—	(0.71)
Year Ended June 30, 2024	27.16	0.67	3.31	3.98	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.42	0.48	2.70	3.18	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.22	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Class R2
Year Ended June 30, 2026	33.55	0.74	5.85	6.59	(0.75)	—	(0.75)
Year Ended June 30, 2025	30.29	0.63	3.20	3.83	(0.57)	—	(0.57)
Year Ended June 30, 2024	27.00	0.50	3.31	3.81	(0.52)	—	(0.52)
Year Ended June 30, 2023	24.40	0.71	2.33	3.04	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.25	0.40	(4.91)	(4.51)	(0.34)	(1.00)	(1.34)
Class R3
Year Ended June 30, 2026	34.03	0.82	5.96	6.78	(0.83)	—	(0.83)
Year Ended June 30, 2025	30.71	0.74	3.23	3.97	(0.65)	—	(0.65)
Year Ended June 30, 2024	27.01	0.58	3.33	3.91	(0.21)	—	(0.21)
Year Ended June 30, 2023	24.32	0.36	2.74	3.10	(0.41)	—	(0.41)
Year Ended June 30, 2022	30.13	0.52	(4.93)	(4.41)	(0.40)	(1.00)	(1.40)
Class R4
Year Ended June 30, 2026	33.76	0.91	5.90	6.81	(0.90)	—	(0.90)
Year Ended June 30, 2025	30.45	0.74	3.28	4.02	(0.71)	—	(0.71)
Year Ended June 30, 2024	27.09	0.67	3.29	3.96	(0.60)	—	(0.60)
Year Ended June 30, 2023	24.41	0.52	2.66	3.18	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.21	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Class R5
Year Ended June 30, 2026	33.81	0.97	5.91	6.88	(0.95)	—	(0.95)
Year Ended June 30, 2025	30.50	0.79	3.28	4.07	(0.76)	—	(0.76)
Year Ended June 30, 2024	27.12	0.69	3.33	4.02	(0.64)	—	(0.64)
Year Ended June 30, 2023	24.44	0.53	2.68	3.21	(0.53)	—	(0.53)
Year Ended June 30, 2022	30.21	0.64	(4.95)	(4.31)	(0.46)	(1.00)	(1.46)
Class R6
Year Ended June 30, 2026	33.81	1.01	5.91	6.92	(0.98)	—	(0.98)
Year Ended June 30, 2025	30.50	0.82	3.28	4.10	(0.79)	—	(0.79)
Year Ended June 30, 2024	27.13	0.74	3.31	4.05	(0.68)	—	(0.68)
Year Ended June 30, 2023	24.45	0.60	2.63	3.23	(0.55)	—	(0.55)
Year Ended June 30, 2022	30.21	0.67	(4.95)	(4.28)	(0.48)	(1.00)	(1.48)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

128	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$39.77	20.46%	$5,180	0.28%	2.50%	0.51%	12%
33.84	13.40	4,204	0.29	2.30	0.51	18
30.52	14.82	4,021	0.32	2.38	0.52	14
27.16	13.22	3,010	0.31	1.90	0.51	22
24.42	(15.25)	5,656	0.30	2.07	0.50	30

39.39	19.87	912	0.78	2.04	1.00	12
33.55	12.80	625	0.79	2.00	1.00	18
30.29	14.26	378	0.82	1.80	1.12	14
27.00	12.66	363	0.81	2.78	1.07	22
24.40	(15.68)	29	0.80	1.38	1.08	30

39.98	20.16	14,826	0.53	2.23	0.74	12
34.03	13.11	13,192	0.54	2.31	0.74	18
30.71	14.53	4,530	0.57	2.06	0.75	14
27.01	12.94	5,191	0.56	1.42	0.74	22
24.32	(15.44)	29,263	0.55	1.79	0.75	30

39.67	20.45	49,358	0.28	2.49	0.49	12
33.76	13.41	41,789	0.29	2.33	0.49	18
30.45	14.80	35,098	0.32	2.37	0.49	14
27.09	13.25	32,552	0.31	2.07	0.49	22
24.41	(15.26)	32,393	0.30	2.09	0.50	30

39.74	20.64	20,811	0.13	2.64	0.34	12
33.81	13.54	17,001	0.14	2.49	0.34	18
30.50	15.02	13,907	0.17	2.44	0.35	14
27.12	13.37	16,583	0.16	2.11	0.35	22
24.44	(15.10)	24,949	0.15	2.20	0.34	30

39.75	20.78	3,537,726	0.03	2.75	0.24	12
33.81	13.65	2,912,336	0.04	2.58	0.24	18
30.50	15.14	2,497,858	0.07	2.64	0.24	14
27.13	13.49	2,110,679	0.06	2.35	0.24	22
24.45	(15.01)	1,728,200	0.05	2.33	0.25	30

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2045 Fund
Class I
Year Ended June 30, 2026	$35.73	$0.87	$6.89	$7.76	$(0.87)	$—	$(0.87)
Year Ended June 30, 2025	32.01	0.69	3.70	4.39	(0.67)	—	(0.67)
Year Ended June 30, 2024	28.19	0.62	3.78	4.40	(0.58)	—	(0.58)
Year Ended June 30, 2023	25.07	0.49	3.06	3.55	(0.43)	—	(0.43)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Class R2
Year Ended June 30, 2026	35.44	0.81	6.76	7.57	—	—	—
Year Ended June 30, 2025	31.77	0.42	3.77	4.19	(0.52)	—	(0.52)
Year Ended June 30, 2024	28.09	0.53	3.70	4.23	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.06	1.05	2.36	3.41	(0.38)	—	(0.38)
Year Ended June 30, 2022	31.02	0.34	(5.06)	(4.72)	(0.35)	(0.89)	(1.24)
Class R3
Year Ended June 30, 2026	35.84	0.79	6.90	7.69	(0.81)	—	(0.81)
Year Ended June 30, 2025	32.09	0.68	3.64	4.32	(0.57)	—	(0.57)
Year Ended June 30, 2024	28.07	0.52	3.81	4.33	(0.31)	—	(0.31)
Year Ended June 30, 2023	24.98	0.33	3.14	3.47	(0.38)	—	(0.38)
Year Ended June 30, 2022	30.93	0.52	(5.15)	(4.63)	(0.43)	(0.89)	(1.32)
Class R4
Year Ended June 30, 2026	35.67	0.87	6.88	7.75	(0.87)	—	(0.87)
Year Ended June 30, 2025	31.97	0.70	3.68	4.38	(0.68)	—	(0.68)
Year Ended June 30, 2024	28.13	0.63	3.77	4.40	(0.56)	—	(0.56)
Year Ended June 30, 2023	25.07	0.49	3.05	3.54	(0.48)	—	(0.48)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Class R5
Year Ended June 30, 2026	35.74	0.95	6.87	7.82	(0.93)	—	(0.93)
Year Ended June 30, 2025	32.02	0.74	3.70	4.44	(0.72)	—	(0.72)
Year Ended June 30, 2024	28.18	0.66	3.79	4.45	(0.61)	—	(0.61)
Year Ended June 30, 2023	25.10	0.50	3.09	3.59	(0.51)	—	(0.51)
Year Ended June 30, 2022	31.02	0.63	(5.17)	(4.54)	(0.49)	(0.89)	(1.38)
Class R6
Year Ended June 30, 2026	35.77	0.98	6.89	7.87	(0.96)	—	(0.96)
Year Ended June 30, 2025	32.05	0.78	3.69	4.47	(0.75)	—	(0.75)
Year Ended June 30, 2024	28.22	0.71	3.77	4.48	(0.65)	—	(0.65)
Year Ended June 30, 2023	25.14	0.57	3.05	3.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	31.04	0.68	(5.18)	(4.50)	(0.51)	(0.89)	(1.40)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

130	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$42.62	21.99%	$6,025	0.31%	2.24%	0.50%	11%
35.73	13.90	5,149	0.32	2.05	0.50	18
32.01	15.81	4,775	0.34	2.13	0.51	13
28.19	14.38	5,768	0.33	1.87	0.50	22
25.07	(15.55)	7,763	0.32	2.05	0.50	26

43.01	21.36	22	0.81	2.05	1.08	11
35.44	13.33	10	0.82	1.26	0.99	18
31.77	15.23	677	0.84	1.81	1.06	13
28.09	13.78	277	0.83	3.92	1.23	22
25.06	(15.96)	16	0.82	1.13	1.03	26

42.72	21.69	12,957	0.55	2.02	0.74	11
35.84	13.61	10,332	0.56	2.02	0.74	18
32.09	15.53	4,306	0.59	1.80	0.76	13
28.07	14.06	5,303	0.58	1.27	0.75	22
24.98	(15.76)	18,610	0.57	1.76	0.75	26

42.55	22.01	42,618	0.31	2.25	0.49	11
35.67	13.89	33,429	0.32	2.09	0.49	18
31.97	15.83	26,021	0.34	2.15	0.49	13
28.13	14.35	23,518	0.33	1.87	0.50	22
25.07	(15.55)	24,219	0.32	2.07	0.50	26

42.63	22.17	19,352	0.15	2.42	0.34	11
35.74	14.07	14,382	0.17	2.21	0.34	18
32.02	15.99	12,300	0.19	2.23	0.35	13
28.18	14.54	13,964	0.18	1.92	0.35	22
25.10	(15.45)	20,491	0.17	2.08	0.35	26

42.68	22.31	3,174,496	0.06	2.50	0.24	11
35.77	14.17	2,502,904	0.07	2.32	0.24	18
32.05	16.09	2,176,914	0.09	2.43	0.24	13
28.22	14.64	1,765,816	0.08	2.18	0.25	22
25.14	(15.32)	1,398,380	0.07	2.29	0.25	26

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2050 Fund
Class I
Year Ended June 30, 2026	$36.17	$0.81	$7.50	$8.31	$(0.83)	$(0.05)	$(0.88)
Year Ended June 30, 2025	32.27	0.65	3.90	4.55	(0.65)	—	(0.65)
Year Ended June 30, 2024	28.30	0.69	3.85	4.54	(0.57)	—	(0.57)
Year Ended June 30, 2023	25.03	0.40	3.22	3.62	(0.35)	—	(0.35)
Year Ended June 30, 2022	31.00	0.61	(5.19)	(4.58)	(0.47)	(0.92)	(1.39)
Class R2
Year Ended June 30, 2026	35.63	0.53	7.48	8.01	(0.48)	(0.05)	(0.53)
Year Ended June 30, 2025	31.83	0.49	3.83	4.32	(0.52)	—	(0.52)
Year Ended June 30, 2024	28.00	0.47	3.87	4.34	(0.51)	—	(0.51)
Year Ended June 30, 2023	24.99	0.90	2.56	3.46	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.99	0.37	(5.10)	(4.73)	(0.35)	(0.92)	(1.27)
Class R3
Year Ended June 30, 2026	36.21	0.73	7.48	8.21	(0.77)	(0.05)	(0.82)
Year Ended June 30, 2025	32.32	0.72	3.75	4.47	(0.58)	—	(0.58)
Year Ended June 30, 2024	28.10	0.50	3.96	4.46	(0.24)	—	(0.24)
Year Ended June 30, 2023	24.94	0.31	3.22	3.53	(0.37)	—	(0.37)
Year Ended June 30, 2022	30.93	0.51	(5.15)	(4.64)	(0.43)	(0.92)	(1.35)
Class R4
Year Ended June 30, 2026	35.99	0.81	7.45	8.26	(0.83)	(0.05)	(0.88)
Year Ended June 30, 2025	32.11	0.65	3.87	4.52	(0.64)	—	(0.64)
Year Ended June 30, 2024	28.14	0.60	3.92	4.52	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.01	0.49	3.11	3.60	(0.47)	—	(0.47)
Year Ended June 30, 2022	30.97	0.61	(5.18)	(4.57)	(0.47)	(0.92)	(1.39)
Class R5
Year Ended June 30, 2026	36.05	0.90	7.43	8.33	(0.89)	(0.05)	(0.94)
Year Ended June 30, 2025	32.15	0.71	3.88	4.59	(0.69)	—	(0.69)
Year Ended June 30, 2024	28.17	0.61	3.96	4.57	(0.59)	—	(0.59)
Year Ended June 30, 2023	25.03	0.49	3.15	3.64	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.97	0.62	(5.15)	(4.53)	(0.49)	(0.92)	(1.41)
Class R6
Year Ended June 30, 2026	36.07	0.92	7.46	8.38	(0.92)	(0.05)	(0.97)
Year Ended June 30, 2025	32.17	0.74	3.88	4.62	(0.72)	—	(0.72)
Year Ended June 30, 2024	28.20	0.69	3.91	4.60	(0.63)	—	(0.63)
Year Ended June 30, 2023	25.06	0.56	3.10	3.66	(0.52)	—	(0.52)
Year Ended June 30, 2022	30.99	0.68	(5.18)	(4.50)	(0.51)	(0.92)	(1.43)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

132	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$43.60	23.24%	$1,588	0.32%	2.04%	0.52%	10%
36.17	14.29	1,395	0.33	1.91	0.52	17
32.27	16.22	1,481	0.35	2.31	0.57	12
28.30	14.63	804	0.34	1.54	0.51	21
25.03	(15.62)	2,505	0.33	2.03	0.50	30

43.11	22.63	851	0.82	1.37	1.01	10
35.63	13.71	1,085	0.83	1.48	1.00	17
31.83	15.65	711	0.85	1.61	1.08	12
28.00	14.06	542	0.84	3.37	1.06	21
24.99	(16.03)	24	0.82	1.22	1.04	30

43.60	22.92	16,814	0.57	1.84	0.74	10
36.21	13.99	11,934	0.57	2.14	0.74	17
32.32	15.94	1,953	0.60	1.72	0.77	12
28.10	14.33	2,723	0.59	1.21	0.75	21
24.94	(15.83)	10,840	0.58	1.72	0.75	30

43.37	23.22	41,258	0.32	2.07	0.49	10
35.99	14.27	34,061	0.33	1.93	0.49	17
32.11	16.24	28,745	0.35	2.05	0.50	12
28.14	14.61	25,985	0.34	1.87	0.50	21
25.01	(15.60)	24,896	0.33	2.04	0.50	30

43.44	23.39	15,938	0.17	2.26	0.34	10
36.05	14.48	11,765	0.18	2.10	0.34	17
32.15	16.41	9,377	0.20	2.09	0.35	12
28.17	14.77	12,384	0.19	1.90	0.35	21
25.03	(15.47)	16,656	0.18	2.07	0.35	30

43.48	23.54	2,736,879	0.07	2.33	0.24	10
36.07	14.58	2,070,559	0.08	2.20	0.24	17
32.17	16.53	1,753,755	0.10	2.33	0.25	12
28.20	14.88	1,420,575	0.09	2.15	0.25	21
25.06	(15.38)	1,059,409	0.08	2.28	0.25	30

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2055 Fund
Class I
Year Ended June 30, 2026	$35.84	$0.83	$7.38	$8.21	$(0.83)	$(0.03)	$(0.86)
Year Ended June 30, 2025	31.98	0.65	3.85	4.50	(0.64)	—	(0.64)
Year Ended June 30, 2024	28.02	0.58	3.93	4.51	(0.55)	—	(0.55)
Year Ended June 30, 2023	24.84	0.45	3.13	3.58	(0.40)	—	(0.40)
Year Ended June 30, 2022	30.75	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Class R2
Year Ended June 30, 2026	35.65	0.86	7.11	7.97	(0.75)	(0.03)	(0.78)
Year Ended June 30, 2025	31.84	0.39	3.92	4.31	(0.50)	—	(0.50)
Year Ended June 30, 2024	27.99	0.47	3.87	4.34	(0.49)	—	(0.49)
Year Ended June 30, 2023	24.81	0.97	2.48	3.45	(0.27)	—	(0.27)
Year Ended June 30, 2022	30.76	0.36	(5.03)	(4.67)	(0.35)	(0.93)	(1.28)
Class R3
Year Ended June 30, 2026	35.74	0.77	7.32	8.09	(0.79)	(0.03)	(0.82)
Year Ended June 30, 2025	31.92	0.60	3.80	4.40	(0.58)	—	(0.58)
Year Ended June 30, 2024	27.89	0.51	3.92	4.43	(0.40)	—	(0.40)
Year Ended June 30, 2023	24.73	0.33	3.17	3.50	(0.34)	—	(0.34)
Year Ended June 30, 2022	30.66	0.48	(5.06)	(4.58)	(0.42)	(0.93)	(1.35)
Class R4
Year Ended June 30, 2026	35.73	0.81	7.38	8.19	(0.82)	(0.03)	(0.85)
Year Ended June 30, 2025	31.89	0.65	3.84	4.49	(0.65)	—	(0.65)
Year Ended June 30, 2024	27.93	0.60	3.89	4.49	(0.53)	—	(0.53)
Year Ended June 30, 2023	24.81	0.49	3.08	3.57	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.72	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Class R5
Year Ended June 30, 2026	35.82	0.88	7.38	8.26	(0.87)	(0.03)	(0.90)
Year Ended June 30, 2025	31.97	0.70	3.85	4.55	(0.70)	—	(0.70)
Year Ended June 30, 2024	27.99	0.61	3.94	4.55	(0.57)	—	(0.57)
Year Ended June 30, 2023	24.85	0.48	3.14	3.62	(0.48)	—	(0.48)
Year Ended June 30, 2022	30.74	0.62	(5.10)	(4.48)	(0.48)	(0.93)	(1.41)
Class R6
Year Ended June 30, 2026	35.84	0.92	7.40	8.32	(0.91)	(0.03)	(0.94)
Year Ended June 30, 2025	31.99	0.74	3.84	4.58	(0.73)	—	(0.73)
Year Ended June 30, 2024	28.02	0.69	3.90	4.59	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.88	0.56	3.09	3.65	(0.51)	—	(0.51)
Year Ended June 30, 2022	30.76	0.68	(5.13)	(4.45)	(0.50)	(0.93)	(1.43)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

134	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$43.19	23.19%	$1,699	0.32%	2.11%	0.57%	9%
35.84	14.25	1,055	0.33	1.93	0.59	22
31.98	16.27	900	0.35	2.01	0.59	11
28.02	14.62	1,361	0.34	1.73	0.55	19
24.84	(15.52)	2,092	0.33	2.03	0.52	30

42.84	22.61	429	0.82	2.16	1.06	9
35.65	13.67	74	0.83	1.18	1.01	22
31.84	15.67	341	0.85	1.61	1.13	11
27.99	14.04	255	0.84	3.68	1.04	19
24.81	(15.95)	21	0.83	1.19	1.04	30

43.01	22.90	4,125	0.57	1.94	0.75	9
35.74	13.96	1,943	0.58	1.80	0.76	22
31.92	16.01	1,164	0.60	1.75	0.80	11
27.89	14.30	1,161	0.59	1.27	0.77	19
24.73	(15.76)	2,989	0.58	1.60	0.77	30

43.07	23.20	24,219	0.32	2.06	0.50	9
35.73	14.27	19,467	0.33	1.94	0.50	22
31.89	16.25	15,441	0.35	2.06	0.51	11
27.93	14.62	13,206	0.34	1.87	0.52	19
24.81	(15.54)	13,033	0.33	2.05	0.52	30

43.18	23.38	10,592	0.17	2.24	0.35	9
35.82	14.42	8,207	0.18	2.09	0.35	22
31.97	16.44	6,610	0.20	2.10	0.37	11
27.99	14.80	8,435	0.19	1.86	0.37	19
24.85	(15.40)	13,728	0.18	2.08	0.37	30

43.22	23.52	1,693,889	0.07	2.34	0.25	9
35.84	14.51	1,244,590	0.08	2.20	0.25	22
31.99	16.57	1,069,375	0.10	2.34	0.26	11
28.02	14.91	820,400	0.09	2.16	0.27	19
24.88	(15.31)	588,779	0.08	2.29	0.27	30

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2060 Fund
Class I
Year Ended June 30, 2026	$27.95	$0.63	$5.79	$6.42	$(0.62)	$(0.05)	$(0.67)
Year Ended June 30, 2025	24.94	0.50	3.02	3.52	(0.51)	—	(0.51)
Year Ended June 30, 2024	21.83	0.47	3.04	3.51	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.37	0.38	2.42	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.77	0.86	(4.36)	(3.50)	(0.36)	(0.54)	(0.90)
Class R2
Year Ended June 30, 2026	27.73	0.48	5.72	6.20	(0.49)	(0.05)	(0.54)
Year Ended June 30, 2025	24.77	0.39	2.98	3.37	(0.41)	—	(0.41)
Year Ended June 30, 2024	21.76	0.36	3.01	3.37	(0.36)	—	(0.36)
Year Ended June 30, 2023	19.32	0.33	2.37	2.70	(0.26)	—	(0.26)
Year Ended June 30, 2022	23.76	0.29	(3.91)	(3.62)	(0.28)	(0.54)	(0.82)
Class R3
Year Ended June 30, 2026	28.23	0.64	5.74	6.38	(0.62)	(0.05)	(0.67)
Year Ended June 30, 2025	25.26	0.59	2.91	3.50	(0.53)	—	(0.53)
Year Ended June 30, 2024	21.78	0.33	3.15	3.48	—	—	—
Year Ended June 30, 2023	19.29	0.22	2.52	2.74	(0.25)	—	(0.25)
Year Ended June 30, 2022	23.71	0.38	(3.94)	(3.56)	(0.32)	(0.54)	(0.86)
Class R4
Year Ended June 30, 2026	27.97	0.64	5.77	6.41	(0.62)	(0.05)	(0.67)
Year Ended June 30, 2025	24.96	0.52	3.01	3.53	(0.52)	—	(0.52)
Year Ended June 30, 2024	21.84	0.49	3.03	3.52	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.38	0.40	2.40	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.80	0.47	(3.99)	(3.52)	(0.36)	(0.54)	(0.90)
Class R5
Year Ended June 30, 2026	27.98	0.71	5.75	6.46	(0.67)	(0.05)	(0.72)
Year Ended June 30, 2025	24.96	0.53	3.04	3.57	(0.55)	—	(0.55)
Year Ended June 30, 2024	21.83	0.50	3.05	3.55	(0.42)	—	(0.42)
Year Ended June 30, 2023	19.35	0.40	2.43	2.83	(0.35)	—	(0.35)
Year Ended June 30, 2022	23.74	0.50	(3.98)	(3.48)	(0.37)	(0.54)	(0.91)
Class R6
Year Ended June 30, 2026	28.00	0.72	5.78	6.50	(0.69)	(0.05)	(0.74)
Year Ended June 30, 2025	24.98	0.58	3.02	3.60	(0.58)	—	(0.58)
Year Ended June 30, 2024	21.85	0.55	3.03	3.58	(0.45)	—	(0.45)
Year Ended June 30, 2023	19.37	0.45	2.40	2.85	(0.37)	—	(0.37)
Year Ended June 30, 2022	23.75	0.53	(3.99)	(3.46)	(0.38)	(0.54)	(0.92)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds and ETFs.
(f)	Does not include income and expenses of Underlying Funds and ETFs.
SEE NOTES TO FINANCIAL STATEMENTS.

136	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)(a)(f)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$33.70	23.26%	$16,948	0.32%	2.07%	0.51%	10%
27.95	14.31	13,759	0.33	1.93	0.52	25
24.94	16.25	12,069	0.35	2.07	0.53	9
21.83	14.65	10,506	0.34	1.87	0.55	18
19.37	(15.42)	9,233	0.33	4.00	0.62	21

33.39	22.61	1,384	0.82	1.59	1.01	10
27.73	13.76	1,009	0.83	1.49	1.03	25
24.77	15.65	690	0.85	1.60	1.12	9
21.76	14.14	505	0.84	1.61	1.16	18
19.32	(15.88)	27	0.83	1.28	1.29	21

33.94	22.91	2,353	0.57	2.06	0.77	10
28.23	14.02	444	0.57	2.24	0.81	25
25.26	15.98	53	0.60	1.47	1.28	9
21.78	14.38	207	0.59	1.11	0.81	18
19.29	(15.67)	2,066	0.58	1.68	0.85	21

33.71	23.23	10,569	0.32	2.07	0.50	10
27.97	14.34	7,278	0.33	1.98	0.52	25
24.96	16.27	4,849	0.35	2.13	0.54	9
21.84	14.66	3,378	0.34	1.96	0.55	18
19.38	(15.48)	1,980	0.33	2.12	0.61	21

33.72	23.39	6,728	0.17	2.32	0.36	10
27.98	14.51	3,782	0.18	2.04	0.37	25
24.96	16.46	3,239	0.20	2.18	0.41	9
21.83	14.84	2,992	0.19	1.97	0.41	18
19.35	(15.34)	3,030	0.18	2.17	0.44	21

33.76	23.54	1,021,430	0.07	2.34	0.25	10
28.00	14.61	705,641	0.08	2.23	0.27	25
24.98	16.60	563,560	0.10	2.38	0.28	9
21.85	14.95	375,082	0.09	2.21	0.30	18
19.37	(15.24)	222,534	0.08	2.33	0.34	21

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2065 Fund
Class I
Year Ended June 30, 2026	$22.11	$0.51	$4.53	$5.04	$(0.45)	$(0.05)	$(0.50)
Year Ended June 30, 2025	19.72	0.43	2.27	2.70	(0.29)	(0.02)	(0.31)
Year Ended June 30, 2024	17.19	0.39	2.37	2.76	(0.23)	—	(0.23)
November 1, 2022 (j) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	—	(0.09)
Class R2
Year Ended June 30, 2026	22.04	0.48	4.42	4.90	(0.40)	(0.05)	(0.45)
Year Ended June 30, 2025	19.67	0.29	2.29	2.58	(0.19)	(0.02)	(0.21)
Year Ended June 30, 2024	17.15	0.28	2.39	2.67	(0.15)	—	(0.15)
November 1, 2022 (j) through June 30, 2023	15.00	0.19	2.03	2.22	(0.07)	—	(0.07)
Class R3
Year Ended June 30, 2026	22.07	0.50	4.47	4.97	(0.44)	(0.05)	(0.49)
Year Ended June 30, 2025	19.70	0.48	2.15	2.63	(0.24)	(0.02)	(0.26)
Year Ended June 30, 2024	17.17	0.33	2.39	2.72	(0.19)	—	(0.19)
November 1, 2022 (j) through June 30, 2023	15.00	0.21	2.04	2.25	(0.08)	—	(0.08)
Class R4
Year Ended June 30, 2026	22.11	0.65	4.39	5.04	(0.49)	(0.05)	(0.54)
Year Ended June 30, 2025	19.72	0.40	2.30	2.70	(0.29)	(0.02)	(0.31)
Year Ended June 30, 2024	17.19	0.37	2.39	2.76	(0.23)	—	(0.23)
November 1, 2022 (j) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	—	(0.09)
Class R5
Year Ended June 30, 2026	22.13	0.60	4.48	5.08	(0.49)	(0.05)	(0.54)
Year Ended June 30, 2025	19.74	0.75	1.98	2.73	(0.32)	(0.02)	(0.34)
Year Ended June 30, 2024	17.20	0.43	2.37	2.80	(0.26)	—	(0.26)
November 1, 2022 (j) through June 30, 2023	15.00	0.26	2.03	2.29	(0.09)	—	(0.09)
Class R6
Year Ended June 30, 2026	22.15	0.60	4.51	5.11	(0.50)	(0.05)	(0.55)
Year Ended June 30, 2025	19.75	0.50	2.26	2.76	(0.34)	(0.02)	(0.36)
Year Ended June 30, 2024	17.21	0.48	2.33	2.81	(0.27)	—	(0.27)
November 1, 2022 (j) through June 30, 2023	15.00	0.32	1.98	2.30	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds and ETFs.
(h)	Does not include income and expenses of Underlying Funds and ETFs.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(j)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

138	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)(h)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$26.65	23.08%	$31	0.31%	2.13%	1.55%	22%
22.11	13.83	52	0.32	2.10	2.10	29
19.72	16.18	32	0.34 (i)	2.14 (i)	3.29 (i)	13
17.19	15.25	23	0.33 (i)	2.29 (i)	16.89 (i)	29

26.49	22.46	29	0.81	1.98	1.20	22
22.04	13.20	30	0.82	1.43	1.48	29
19.67	15.62	26	0.84 (i)	1.56 (i)	3.59 (i)	13
17.15	14.89	23	0.83 (i)	1.76 (i)	17.40 (i)	29

26.55	22.79	705	0.56	2.05	0.96	22
22.07	13.48	208	0.56	2.31	1.07	29
19.70	15.93	27	0.59 (i)	1.81 (i)	3.34 (i)	13
17.17	15.07	23	0.58 (i)	2.01 (i)	17.14 (i)	29

26.61	23.07	746	0.32	2.63	0.67	22
22.11	13.82	31	0.32	1.93	0.99	29
19.72	16.18	27	0.34 (i)	2.06 (i)	3.12 (i)	13
17.19	15.25	23	0.33 (i)	2.26 (i)	16.88 (i)	29

26.67	23.24	3,498	0.17	2.39	0.49	22
22.13	13.98	320	0.17	3.59	0.75	29
19.74	16.41	51	0.19 (i)	2.35 (i)	2.67 (i)	13
17.20	15.34	23	0.18 (i)	2.41 (i)	16.73 (i)	29

26.71	23.38	176,793	0.06	2.44	0.42	22
22.15	14.12	83,036	0.07	2.41	0.68	29
19.75	16.49	30,719	0.09 (i)	2.62 (i)	1.79 (i)	13
17.21	15.43	7,412	0.08 (i)	2.97 (i)	6.59 (i)	29

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period
JPMorgan SmartRetirement® Blend 2070 Fund
Class I
February 27, 2026 (i) through June 30, 2026	$15.00	$0.12	$0.86	$0.98	$15.98
Class R2
February 27, 2026 (i) through June 30, 2026	15.00	0.10	0.85	0.95	15.95
Class R3
February 27, 2026 (i) through June 30, 2026	15.00	0.11	0.85	0.96	15.96
Class R4
February 27, 2026 (i) through June 30, 2026	15.00	0.12	0.86	0.98	15.98
Class R5
February 27, 2026 (i) through June 30, 2026	15.00	0.13	0.86	0.99	15.99
Class R6
February 27, 2026 (i) through June 30, 2026	15.00	0.13	0.86	0.99	15.99

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds and ETFs.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Does not include expenses of Underlying Funds and ETFs.
(h)	Does not include income and expenses of Underlying Funds and ETFs.
(i)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

140	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)(f)(h)	Expenses without waivers and reimbursements(f)(g)	Portfolio turnover rate(d)

6.53%	$21	0.32%	2.43%	11.97%	11%

6.33	21	0.82	1.92	12.48	11

6.40	21	0.57	2.17	12.23	11

6.53	21	0.32	2.42	11.97	11

6.60	22	0.17	2.57	11.82	11

6.60	2,026	0.07	2.67	10.49	11

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	141

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Blend Income Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2025 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2030 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2035 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2040 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2045 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2050 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2055 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2060 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2065 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Blend 2070 Fund(1)	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified

(1)	Commencement of operations was February 27, 2026.
JPMorgan SmartRetirement® Blend Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Blend Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
JPMorgan SmartRetirement® Blend Income Fund acquired all the assets and liabilities of the JPMorgan SmartRetirement® Blend 2020 Fund in a reorganization on April 25, 2025. Please refer to Note 8 discussing the merger.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

142	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	143

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Blend Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$65,956	$8	$65,964
Collateralized Mortgage Obligations	—	27,472	—	27,472
Commercial Mortgage-Backed Securities	—	14,027	—	14,027
Corporate Bonds	—	130,716	—	130,716
Exchange-Traded Funds	346,166	—	—	346,166
Foreign Government Securities	—	4,649	—	4,649
Investment Companies	675,712	—	—	675,712
Mortgage-Backed Securities	—	103,397	—	103,397
Municipal Bonds	—	176	—	176
U.S. Treasury Obligations	—	157,510	—	157,510
Short-Term Investments
Investment Companies	45,766	—	—	45,766
Total Investments in Securities	$1,067,644	$503,903	$8	$1,571,555
Appreciation in Other Financial Instruments
Futures Contracts	$432	$—	$—	$432
Depreciation in Other Financial Instruments
Futures Contracts	$(479)	$—	$—	$(479)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(47)	$—	$—	$(47)
There were no significant transfers into or out of level 3 for the year ended June 30, 2026.
JPMorgan SmartRetirement® Blend 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$78,888	$9	$78,897
Collateralized Mortgage Obligations	—	33,058	1,951	35,009
Commercial Mortgage-Backed Securities	—	13,512	—	13,512
Corporate Bonds
Aerospace & Defense	—	4,095	—	4,095
Automobiles	—	812	—	812
Banks	—	46,625	—	46,625
Beverages	—	682	—	682
Biotechnology	—	2,747	—	2,747
Broadline Retail	—	827	—	827
Capital Markets	—	13,513	—	13,513
Chemicals	—	1,874	—	1,874
Commercial Services & Supplies	—	689	—	689
Construction & Engineering	—	298	—	298
Consumer Finance	—	4,515	—	4,515
Consumer Staples Distribution & Retail	—	203	—	203
Containers & Packaging	—	678	—	678
Diversified Consumer Services	—	83	—	83
Diversified REITs	—	1,203	—	1,203

144	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2025 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Telecommunication Services	$—	$4,492	$—	$4,492
Electric Utilities	—	19,119	—	19,119
Electronic Equipment, Instruments & Components	—	313	—	313
Energy Equipment & Services	—	293	—	293
Entertainment	—	965	—	965
Financial Services	—	3,689	855	4,544
Food Products	—	3,376	—	3,376
Gas Utilities	—	312	—	312
Ground Transportation	—	859	—	859
Health Care Equipment & Supplies	—	344	—	344
Health Care Providers & Services	—	5,367	—	5,367
Health Care REITs	—	120	—	120
Hotels, Restaurants & Leisure	—	171	—	171
Independent Power and Renewable Electricity Producers	—	1,313	—	1,313
Industrial REITs	—	507	—	507
Insurance	—	4,424	—	4,424
Interactive Media & Services	—	2,622	—	2,622
Life Sciences Tools & Services	—	356	—	356
Media	—	1,005	—	1,005
Metals & Mining	—	1,403	—	1,403
Multi-Utilities	—	2,376	—	2,376
Office REITs	—	268	—	268
Oil, Gas & Consumable Fuels	—	9,442	—	9,442
Passenger Airlines	—	549	—	549
Pharmaceuticals	—	2,456	—	2,456
Residential REITs	—	512	—	512
Retail REITs	—	527	—	527
Semiconductors & Semiconductor Equipment	—	3,837	—	3,837
Software	—	3,587	—	3,587
Specialized REITs	—	2,068	—	2,068
Specialty Retail	—	134	—	134
Technology Hardware, Storage & Peripherals	—	1,813	—	1,813
Tobacco	—	572	—	572
Trading Companies & Distributors	—	216	—	216
Wireless Telecommunication Services	—	890	—	890
Total Corporate Bonds	—	159,141	855	159,996
Exchange-Traded Funds	419,586	—	—	419,586
Foreign Government Securities	—	4,081	—	4,081
Investment Companies	819,051	—	—	819,051
Mortgage-Backed Securities	—	125,049	—	125,049
Municipal Bonds	—	197	—	197
U.S. Treasury Obligations	—	192,933	—	192,933
Short-Term Investments
Investment Companies	50,158	—	—	50,158
Total Investments in Securities	$1,288,795	$606,859	$2,815	$1,898,469
Appreciation in Other Financial Instruments
Futures Contracts	$569	$—	$—	$569

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	145

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2025 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(486)	$—	$—	$(486)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$83	$—	$—	$83
There were no significant transfers into or out of level 3 for the year ended June 30, 2026.
JPMorgan SmartRetirement® Blend 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$109,236	$10	$109,246
Collateralized Mortgage Obligations	—	44,672	1,718	46,390
Commercial Mortgage-Backed Securities	—	18,430	—	18,430
Corporate Bonds
Aerospace & Defense	—	4,999	—	4,999
Automobiles	—	710	—	710
Banks	—	72,965	—	72,965
Beverages	—	1,012	—	1,012
Biotechnology	—	4,589	—	4,589
Broadline Retail	—	1,129	—	1,129
Building Products	—	123	—	123
Capital Markets	—	21,914	—	21,914
Chemicals	—	2,369	—	2,369
Commercial Services & Supplies	—	826	—	826
Construction & Engineering	—	392	—	392
Consumer Finance	—	9,499	—	9,499
Consumer Staples Distribution & Retail	—	222	—	222
Containers & Packaging	—	866	—	866
Diversified Consumer Services	—	83	—	83
Diversified REITs	—	1,579	—	1,579
Diversified Telecommunication Services	—	7,463	—	7,463
Electric Utilities	—	26,973	—	26,973
Electrical Equipment	—	773	—	773
Electronic Equipment, Instruments & Components	—	427	—	427
Energy Equipment & Services	—	406	—	406
Entertainment	—	2,182	—	2,182
Financial Services	—	4,445	855	5,300
Food Products	—	4,315	—	4,315
Gas Utilities	—	302	—	302
Ground Transportation	—	989	—	989
Health Care Equipment & Supplies	—	762	—	762
Health Care Providers & Services	—	7,108	—	7,108
Health Care REITs	—	420	—	420
Hotels, Restaurants & Leisure	—	970	—	970
Independent Power and Renewable Electricity Producers	—	1,554	—	1,554
Industrial REITs	—	591	—	591
Insurance	—	5,922	—	5,922

146	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2030 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$—	$3,662	$—	$3,662
IT Services	—	325	—	325
Life Sciences Tools & Services	—	484	—	484
Media	—	1,522	—	1,522
Metals & Mining	—	2,573	—	2,573
Multi-Utilities	—	3,592	—	3,592
Office REITs	—	246	—	246
Oil, Gas & Consumable Fuels	—	11,161	—	11,161
Passenger Airlines	—	145	—	145
Personal Care Products	—	275	—	275
Pharmaceuticals	—	2,375	—	2,375
Residential REITs	—	466	—	466
Retail REITs	—	365	—	365
Semiconductors & Semiconductor Equipment	—	5,338	—	5,338
Software	—	4,934	—	4,934
Specialized REITs	—	1,948	—	1,948
Specialty Retail	—	130	—	130
Technology Hardware, Storage & Peripherals	—	2,201	—	2,201
Tobacco	—	532	—	532
Trading Companies & Distributors	—	261	—	261
Wireless Telecommunication Services	—	1,544	—	1,544
Total Corporate Bonds	—	232,958	855	233,813
Exchange-Traded Funds	770,628	—	—	770,628
Foreign Government Securities	—	7,049	—	7,049
Investment Companies	1,535,888	—	—	1,535,888
Mortgage-Backed Securities	—	166,511	—	166,511
Municipal Bonds	—	207	—	207
U.S. Treasury Obligations	—	290,740	—	290,740
Short-Term Investments
Investment Companies	60,790	—	—	60,790
Total Investments in Securities	$2,367,306	$869,803	$2,583	$3,239,692
Appreciation in Other Financial Instruments
Futures Contracts	$2,212	$—	$—	$2,212
Depreciation in Other Financial Instruments
Futures Contracts	$(711)	$—	$—	$(711)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,501	$—	$—	$1,501
There were no significant transfers into or out of level 3 for the year ended June 30, 2026.
JPMorgan SmartRetirement® Blend 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$43,982	$6	$43,988
Collateralized Mortgage Obligations	—	16,847	354	17,201
Commercial Mortgage-Backed Securities	—	5,195	—	5,195

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2035 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds	$—	$111,258	$—	$111,258
Exchange-Traded Funds	1,041,747	—	—	1,041,747
Foreign Government Securities	—	2,715	—	2,715
Investment Companies	2,229,532	—	—	2,229,532
Mortgage-Backed Securities	—	99,214	—	99,214
Municipal Bonds	—	55	—	55
U.S. Treasury Obligations	—	251,544	—	251,544
Short-Term Investments
Investment Companies	85,613	—	—	85,613
Total Investments in Securities	$3,356,892	$530,810	$360	$3,888,062
Appreciation in Other Financial Instruments
Futures Contracts	$2,189	$—	$—	$2,189
Depreciation in Other Financial Instruments
Futures Contracts	$(554)	$—	$—	$(554)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,635	$—	$—	$1,635
There were no significant transfers into or out of level 3 for the year ended June 30, 2026.
JPMorgan SmartRetirement® Blend 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,143,380	$—	$—	$1,143,380
Investment Companies	2,425,482	—	—	2,425,482
U.S. Treasury Obligations	—	5,508	—	5,508
Short-Term Investments
Investment Companies	51,170	—	—	51,170
Total Investments in Securities	$3,620,032	$5,508	$—	$3,625,540
Appreciation in Other Financial Instruments
Futures Contracts	$1,440	$—	$—	$1,440
Depreciation in Other Financial Instruments
Futures Contracts	$(95)	$—	$—	$(95)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,345	$—	$—	$1,345

JPMorgan SmartRetirement® Blend 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,133,060	$—	$—	$1,133,060
Investment Companies	2,071,339	—	—	2,071,339
U.S. Treasury Obligations	—	4,558	—	4,558

148	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2045 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$49,751	$—	$—	$49,751
Total Investments in Securities	$3,254,150	$4,558	$—	$3,258,708
Appreciation in Other Financial Instruments
Futures Contracts	$1,294	$—	$—	$1,294
Depreciation in Other Financial Instruments
Futures Contracts	$(85)	$—	$—	$(85)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,209	$—	$—	$1,209

JPMorgan SmartRetirement® Blend 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,052,878	$—	$—	$1,052,878
Investment Companies	1,715,212	—	—	1,715,212
U.S. Treasury Obligations	—	5,709	—	5,709
Short-Term Investments
Investment Companies	39,551	—	—	39,551
Total Investments in Securities	$2,807,641	$5,709	$—	$2,813,350
Appreciation in Other Financial Instruments
Futures Contracts	$1,114	$—	$—	$1,114
Depreciation in Other Financial Instruments
Futures Contracts	$(292)	$—	$—	$(292)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$822	$—	$—	$822

JPMorgan SmartRetirement® Blend 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$649,145	$—	$—	$649,145
Investment Companies	1,057,477	—	—	1,057,477
U.S. Treasury Obligations	—	3,805	—	3,805
Short-Term Investments
Investment Companies	24,503	—	—	24,503
Total Investments in Securities	$1,731,125	$3,805	$—	$1,734,930
Appreciation in Other Financial Instruments
Futures Contracts	$682	$—	$—	$682

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2055 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(225)	$—	$—	$(225)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$457	$—	$—	$457

JPMorgan SmartRetirement® Blend 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$396,353	$—	$—	$396,353
Investment Companies	645,684	—	—	645,684
U.S. Treasury Obligations	—	2,516	—	2,516
Short-Term Investments
Investment Companies	16,128	—	—	16,128
Total Investments in Securities	$1,058,165	$2,516	$—	$1,060,681
Appreciation in Other Financial Instruments
Futures Contracts	$418	$—	$—	$418
Depreciation in Other Financial Instruments
Futures Contracts	$(166)	$—	$—	$(166)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$252	$—	$—	$252

JPMorgan SmartRetirement® Blend 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$67,800	$—	$—	$67,800
Investment Companies	110,783	—	—	110,783
U.S. Treasury Obligations	—	471	—	471
Short-Term Investments
Investment Companies	2,732	—	—	2,732
Total Investments in Securities	$181,315	$471	$—	$181,786
Appreciation in Other Financial Instruments
Futures Contracts	$74	$—	$—	$74
Depreciation in Other Financial Instruments
Futures Contracts	$(32)	$—	$—	$(32)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$42	$—	$—	$42

150	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2070 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$848	$—	$—	$848
Investment Companies	1,295	—	—	1,295
U.S. Treasury Obligations	—	6	—	6
Short-Term Investments
Investment Companies	33	—	—	33
Total Investments in Securities	$2,176	$6	$—	$2,182
Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2030 Fund and JPMorgan SmartRetirement® Blend 2035 Fund purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities.
JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2030 Fund and JPMorgan SmartRetirement® Blend 2035 Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of June 30, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at June 30, 2026 are detailed on the SOIs, if any.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2035 Fund, JPMorgan SmartRetirement® Blend 2040 Fund, JPMorgan SmartRetirement® Blend 2045 Fund, JPMorgan SmartRetirement® Blend 2050 Fund, JPMorgan SmartRetirement® Blend 2060 Fund and JPMorgan SmartRetirement® Blend 2065 Fund did not have any securities out on loan at June 30, 2026. JPMorgan SmartRetirement® Blend 2030 Fund, JPMorgan SmartRetirement® Blend 2055 Fund and JPMorgan SmartRetirement® Blend 2070 Fund did not lend out any securities during the year ended June 30, 2026.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuer listed in the tables below to be affiliated issuers. The Underlying Funds' and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Blend Income Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$29,400	$5,692	$15,096	$3,978	$5,465	$29,439	373	$949	$705
JPMorgan BetaBuilders International Equity ETF (a)	158,947	22,760	48,561	11,327	13,044	157,517	2,018	6,067	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,749	665	3,067	422	1,591	12,360	115	369	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	44,468	2,694	15,222	4,711	7,495	44,146	347	569	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	24,631	1,010	9,525	2,129	6,285	24,530	267	289	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	163,432	44,855	37,543	(1,935)	1,751	170,560	23,590	8,414	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	28,643	1,902	3,969	148	1,560	28,284	4,228	1,902	—

152	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend Income Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$29,230	$4,281	$14,974	$3,495	$7,433	$29,465	1,108	$1,089	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	337,290	29,449	95,634	35,780	28,954	335,839	2,988	3,779	549
JPMorgan High Yield Fund Class R6 Shares (a)	112,790	10,388	11,271	(30)	(313)	111,564	17,085	7,294	—
JPMorgan Inflation Managed Bond ETF (a)	79,597	5,020	5,768	(36)	(639)	78,174	1,634	3,103	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	4,779	4,779	—	—	—	—	7 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	79,442	282,236	315,912	—	—	45,766	45,766	2,253	—
Total	$1,100,619	$415,731	$581,321	$59,989	$72,626	$1,067,644		$36,084	$1,254

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2025 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$38,276	$7,229	$21,860	$6,000	$6,038	$35,683	453	$1,218	$917
JPMorgan BetaBuilders International Equity ETF (a)	206,955	26,140	73,660	21,053	10,437	190,925	2,445	7,765	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,561	950	5,120	973	1,617	14,981	140	473	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	57,860	3,000	22,899	8,243	7,306	53,510	421	730	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	32,056	994	14,014	3,681	7,015	29,732	323	371	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	196,257	60,710	50,046	(3,796)	3,609	206,734	28,594	10,086	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	33,460	3,620	4,773	149	1,827	34,283	5,124	2,231	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	38,052	4,918	21,213	5,680	8,278	35,715	1,343	1,416	—
JPMorgan Equity Index Fund Class R6 Shares (a)	439,299	34,240	149,054	74,155	8,452	407,092	3,622	4,844	714
JPMorgan High Yield Fund Class R6 Shares (a)	132,260	18,590	15,191	(46)	(386)	135,227	20,709	8,578	—
JPMorgan Inflation Managed Bond ETF (a)	87,582	16,612	8,526	(59)	(854)	94,755	1,980	3,488	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	331	331	—	—	—	—	1 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	70,554	377,760	398,156	—	—	50,158	50,158	2,122	—
Total	$1,349,172	$555,094	$784,843	$116,033	$53,339	$1,288,795		$43,323	$1,631

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2030 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$77,651	$17,872	$39,117	$8,739	$16,934	$82,079	1,040	$2,599	$1,919
JPMorgan BetaBuilders International Equity ETF (a)	420,503	39,844	86,932	20,818	45,339	439,572	5,630	16,920	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,456	2,057	6,719	638	4,856	34,288	320	1,004	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	87,629	8,349	22,669	4,251	20,935	98,495	774	1,182	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	42,514	1,982	15,461	2,477	12,392	43,904	478	512	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	257,367	51,710	14,224	(1,288)	671	294,236	40,697	13,884	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,838	5,500	1,718	(27)	2,322	43,915	6,564	2,699	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	77,201	10,494	35,282	8,648	21,104	82,165	3,089	2,964	—
JPMorgan Equity Index Fund Class R6 Shares (a)	892,143	65,492	197,016	58,909	118,124	937,652	8,343	10,489	1,496
JPMorgan High Yield Fund Class R6 Shares (a)	154,350	34,127	9,871	(307)	(379)	177,920	27,246	10,706	—
JPMorgan Inflation Managed Bond ETF (a)	51,757	24,455	3,190	(39)	(693)	72,290	1,511	2,342	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	61,547	386,629	387,386	—	—	60,790	60,790	2,200	—
Total	$2,193,956	$648,511	$819,585	$102,819	$241,605	$2,367,306		$67,501	$3,415

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

JPMorgan SmartRetirement® Blend 2035 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$104,120	$27,247	$46,407	$6,743	$29,265	$120,968	1,533	$3,653	$2,648
JPMorgan BetaBuilders International Equity ETF (a)	563,831	67,804	74,064	8,482	82,978	649,031	8,313	24,015	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	44,886	4,803	7,151	611	7,158	50,307	469	1,403	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	124,470	18,976	29,125	3,543	33,836	151,700	1,193	1,747	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	61,301	2,808	16,733	3,315	19,050	69,741	759	772	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	630,556	135,412	232,100	(27,834)	25,972	532,006	73,583	34,410	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	29,552	6,932	981	(36)	1,849	37,316	5,578	2,186	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	103,520	15,789	39,723	8,821	32,670	121,077	4,552	4,089	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,192,592	110,347	166,861	28,656	215,517	1,380,251	12,281	14,704	2,063
JPMorgan High Yield Fund Class R6 Shares (a)	126,122	41,970	8,559	(134)	(517)	158,882	24,331	9,078	—

154	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2035 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$2,657	$2,657	$—	$—	$—	—	$1 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	51,786	417,257	383,430	—	—	85,613	85,613	2,501	—
Total	$3,032,736	$852,002	$1,007,791	$32,167	$447,778	$3,356,892		$98,559	$4,711

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2040 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$109,819	$26,792	$43,537	$6,212	$32,498	$131,784	1,670	$3,900	$2,821
JPMorgan BetaBuilders International Equity ETF (a)	593,954	92,845	79,625	5,937	91,523	704,634	9,025	25,851	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	47,880	6,542	7,247	566	7,904	55,645	519	1,522	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	135,987	14,870	21,957	1,726	39,731	170,357	1,340	1,934	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	68,335	2,940	15,798	2,957	22,526	80,960	881	879	—
JPMorgan Core Bond Fund Class R6 Shares (a)	128,481	48,501	9,590	(119)	(815)	166,458	16,177	6,099	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	385,029	143,887	27,858	(4,709)	3,374	499,723	69,118	21,952	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,822	5,281	753	(32)	1,194	24,512	3,664	1,406	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	109,189	15,561	37,272	8,188	36,240	131,906	4,959	4,355	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,255,914	114,705	136,065	12,485	249,144	1,496,183	13,312	15,714	2,200
JPMorgan High Yield Fund Class R6 Shares (a)	82,925	30,521	6,292	(303)	(151)	106,700	16,340	6,044	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	139	139	—	—	—	—	— (c) (d)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	48,468	311,644	308,942	—	—	51,170	51,170	2,021	—
Total	$2,984,803	$814,228	$695,075	$32,908	$483,168	$3,620,032		$91,677	$5,021

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount rounds to less than one thousand.
(d)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2045 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$103,111	$28,500	$38,826	$4,424	$32,470	$129,679	1,644	$3,800	$2,788
JPMorgan BetaBuilders International Equity ETF (a)	559,324	107,517	63,727	3,520	89,643	696,277	8,917	24,911	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	44,955	7,956	6,687	444	7,700	54,368	507	1,458	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	130,561	23,981	24,810	2,113	38,496	170,341	1,340	1,902	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	66,090	3,868	12,720	1,890	23,267	82,395	897	866	—
JPMorgan Core Bond Fund Class R6 Shares (a)	67,880	32,561	5,032	(63)	(485)	94,861	9,219	3,319	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	203,422	97,090	14,896	(2,260)	1,420	284,776	39,388	11,948	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,002	3,698	420	(18)	643	13,905	2,079	771	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	102,522	19,565	34,681	6,261	36,122	129,789	4,879	4,149	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,183,496	152,639	105,575	4,937	245,252	1,480,749	13,175	15,202	2,104
JPMorgan High Yield Fund Class R6 Shares (a)	49,420	22,011	3,884	(84)	(204)	67,259	10,300	3,668	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	308	308	—	—	—	—	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	46,593	344,126	340,968	—	—	49,751	49,751	1,833	—
Total	$2,567,376	$843,820	$652,534	$21,164	$474,324	$3,254,150		$73,827	$4,892

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

JPMorgan SmartRetirement® Blend 2050 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$90,377	$22,420	$25,931	$2,402	$30,876	$120,144	1,523	$3,403	$2,477
JPMorgan BetaBuilders International Equity ETF (a)	490,238	127,823	56,538	1,960	81,512	644,995	8,261	22,526	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39,449	9,538	5,607	284	7,111	50,775	473	1,316	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	115,815	22,784	16,038	613	36,477	159,651	1,256	1,731	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	58,476	4,972	9,108	1,101	21,872	77,313	842	788	—
JPMorgan Core Bond Fund Class R6 Shares (a)	33,822	13,055	2,525	(35)	(218)	44,099	4,285	1,614	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	101,355	39,272	7,873	(1,143)	777	132,388	18,311	5,815	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,323	1,702	375	(8)	337	6,979	1,043	403	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	89,861	26,754	34,656	4,083	34,201	120,243	4,521	3,695	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,038,072	191,413	82,584	2,072	223,450	1,372,423	12,211	13,739	1,881

156	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2050 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$29,758	$11,689	$2,202	$(33)	$(132)	$39,080	5,985	$2,190	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	706	706	—	—	—	—	— (c) (d)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	40,250	291,874	292,573	—	—	39,551	39,551	1,561	—
Total	$2,132,796	$764,002	$536,716	$11,296	$436,263	$2,807,641		$58,781	$4,358

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount rounds to less than one thousand.
(d)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2055 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$54,093	$18,108	$18,304	$1,155	$19,022	$74,074	939	$2,084	$1,502
JPMorgan BetaBuilders International Equity ETF (a)	293,419	80,373	26,785	746	49,914	397,667	5,093	13,712	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	23,611	6,100	2,911	144	4,361	31,305	292	800	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	69,319	16,434	9,863	347	22,195	98,432	774	1,053	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	34,999	5,396	6,743	626	13,389	47,667	519	479	—
JPMorgan Core Bond Fund Class R6 Shares (a)	20,243	8,651	1,541	(26)	(139)	27,188	2,642	981	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	60,664	25,580	4,367	(570)	317	81,624	11,290	3,533	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,186	1,082	162	(5)	202	4,303	643	244	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	53,784	17,040	20,210	2,250	21,269	74,133	2,787	2,240	—
JPMorgan Equity Index Fund Class R6 Shares (a)	621,314	128,440	40,640	1,638	135,382	846,134	7,529	8,357	1,135
JPMorgan High Yield Fund Class R6 Shares (a)	17,811	7,720	1,332	(23)	(81)	24,095	3,690	1,331	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	20,672	235,716	231,885	—	—	24,503	24,503	962	—
Total	$1,273,115	$550,640	$364,743	$6,282	$265,831	$1,731,125		$35,776	$2,637

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2060 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$31,042	$12,523	$10,537	$856	$11,344	$45,228	573	$1,241	$900
JPMorgan BetaBuilders International Equity ETF (a)	168,386	63,204	19,264	242	30,239	242,807	3,110	8,302	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,550	4,660	1,845	86	2,663	19,114	178	482	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	39,780	11,879	5,196	175	13,462	60,100	473	636	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	20,085	7,004	6,415	362	8,068	29,104	317	288	—
JPMorgan Core Bond Fund Class R6 Shares (a)	11,617	6,058	969	(18)	(88)	16,600	1,613	590	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,813	17,962	2,767	(137)	(35)	49,836	6,893	2,123	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,828	831	147	(5)	120	2,627	392	146	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	30,866	13,395	13,109	1,352	12,765	45,269	1,702	1,343	—
JPMorgan Equity Index Fund Class R6 Shares (a)	356,552	102,590	25,328	1,046	81,780	516,640	4,597	5,055	681
JPMorgan High Yield Fund Class R6 Shares (a)	10,222	5,328	775	(11)	(52)	14,712	2,253	801	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	28,925	28,925	—	—	—	—	4 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	13,179	178,809	175,860	—	—	16,128	16,128	590	—
Total	$731,920	$453,168	$291,137	$3,948	$160,266	$1,058,165		$21,601	$1,581

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2065 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$3,542	$6,436	$4,032	$55	$1,759	$7,760	98	$175	$116
JPMorgan BetaBuilders International Equity ETF (a)	19,211	21,941	3,700	(23)	4,227	41,656	534	1,242	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	1,546	2,084	764	2	411	3,279	31	70	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	10,224	1,101	11	978	10,112	80	44	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	4,472	206	4	723	4,993	54	19	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,325	1,674	127	(1)	(22)	2,849	277	82	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,971	4,836	210	(2)	(44)	8,551	1,183	298	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	209	227	—	—	15	451	67	20	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,522	4,154	1,934	30	1,992	7,764	292	186	—
JPMorgan Equity Index Fund Class R6 Shares (a)	40,678	38,949	2,798	32	11,783	88,644	789	736	92
JPMorgan High Yield Fund Class R6 Shares (a)	1,166	1,485	115	(1)	(11)	2,524	386	112	—

158	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMorgan SmartRetirement® Blend 2065 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$116,220	$116,220	$—	$—	$—	—	$86 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	1,862	70,593	69,723	—	—	2,732	2,732	96	—
Total	$77,032	$283,295	$200,930	$107	$21,811	$181,315		$3,166	$208

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JPMorgan SmartRetirement® Blend 2070 Fund
For the period ended June 30, 2026
Security Description	Value at February 27, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (b)	$—	$98	$13	$— (c)	$8	$93	1	$2	$—
JPMorgan BetaBuilders International Equity ETF (b)	—	517	9	— (c)	(9)	499	7	8	—
JPMorgan BetaBuilders MSCI US REIT ETF (b)	—	39	2	—	2	39	— (c)	— (c)	—
JPMorgan Core Bond Fund Class R6 Shares (b)	—	37	2	—	(1)	34	3	— (c)	—
JPMorgan Core Plus Bond Fund Class R6 Shares (b)	—	112	7	— (c)	(2)	103	14	2	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (b)	—	5	— (c)	—	—	5	1	— (c)	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (b)	—	99	15	1	8	93	3	— (c)	—
JPMorgan Equity Index Fund Class R6 Shares (b)	—	996	48	— (c)	82	1,030	9	5	—
JPMorgan High Yield Fund Class R6 Shares (b)	—	32	2	—	— (c)	30	5	1	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (d)	—	183	150	—	—	33	33	—	—
Total	$—	$2,118	$248	$1	$88	$1,959		$18	$—

(a)	Commencement of operations was February 27, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	Amount rounds to less than one thousand.
(d)	The rate shown is the current yield as of June 30, 2026.
F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
G. Futures Contracts— The Funds used treasury and index futures contracts to manage and hedge interest rate and equity price risks associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2026:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
Futures Contracts:
Average Notional Balance Long	$57,571	$66,417	$145,423	$97,455
Average Notional Balance Short	(13,005)	(9,200)	(16,895)	(8,189)
Ending Notional Balance Long	73,631	74,091	161,767	133,635
Ending Notional Balance Short	(47,142)	(41,517)	(62,867)	(37,945)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
Futures Contracts:
Average Notional Balance Long	$59,588	$51,982	$49,660	$31,773
Average Notional Balance Short	—	—	—	—
Ending Notional Balance Long	63,385	57,022	70,214	47,493
Ending Notional Balance Short	—	—	—	—

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund	JPMorgan SmartRetirement® Blend 2070 Fund
Futures Contracts:
Average Notional Balance Long	$20,852	$3,424	$58 (a)
Average Notional Balance Short	—	—	—
Ending Notional Balance Long	31,604	6,085	75
Ending Notional Balance Short	—	—	—

(a)	For the period February 27, 2026 through June 30, 2026.

160	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

H. Summary of Derivatives Information— The following tables present the value of derivatives held as of June 30, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$—	$1,294	$1,534	$1,440
Unrealized Depreciation on Futures Contracts *	—	—	—	(101)	(95)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	432	569	918	655	—
Unrealized Depreciation on Futures Contracts *	(479)	(486)	(711)	(453)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(47)	83	1,501	1,635	1,345

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1,294	$1,114	$682	$418	$74
Unrealized Depreciation on Futures Contracts *	(85)	(292)	(225)	(166)	(32)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	1,209	822	457	252	42

JPMorgan SmartRetirement® Blend 2070 Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	1

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The following tables present the effect of derivatives on the Statements of Operations for the year ended June 30, 2026, by primary underlying risk exposure:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$—	$—	$12,713	$15,203	$14,127
Interest Rate Risk Exposure:
Futures Contracts	115	883	226	216	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$—	$—	$156	$178	$195
Interest Rate Risk Exposure:
Futures Contracts	(512)	(966)	(980)	(344)	—

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$12,263	$12,834	$8,151	$5,185	$861
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$219	$2	$(36)	$(28)	$(1)

JPMorgan SmartRetirement® Blend 2070 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$4
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$1
I. Offering and Organization Costs— Total offering costs of $152 incurred in connection with the offering of shares of JPMorgan SmartRetirement® Blend 2070 Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, are/were recorded as an expense at the time the Fund commenced operations. For the year ended June 30, 2026, total offering costs amortized were $45.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

162	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Blend Income Fund
Transfer agency fees	$1	$— (a)	$— (a)	$— (a)	$1	$18	$20
JPMorgan SmartRetirement® Blend 2025 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	1	18	20
JPMorgan SmartRetirement® Blend 2030 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	1	27	29
JPMorgan SmartRetirement® Blend 2035 Fund
Transfer agency fees	1	— (a)	— (a)	1	1	29	32
JPMorgan SmartRetirement® Blend 2040 Fund
Transfer agency fees	1	— (a)	— (a)	1	— (a)	29	31
JPMorgan SmartRetirement® Blend 2045 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	1	26	28
JPMorgan SmartRetirement® Blend 2050 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	1	22	24
JPMorgan SmartRetirement® Blend 2055 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	1	17	19
JPMorgan SmartRetirement® Blend 2060 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	13	14
JPMorgan SmartRetirement® Blend 2065 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	4	5
JPMorgan SmartRetirement® Blend 2070 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	1	1

(a)	Amount rounds to less than one thousand.
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
JPMorgan SmartRetirement® Blend Income Fund	$—	$962	$(962)
JPMorgan SmartRetirement® Blend 2025 Fund	—	1,252	(1,252)
JPMorgan SmartRetirement® Blend 2030 Fund	—	2,628	(2,628)
JPMorgan SmartRetirement® Blend 2035 Fund	—	3,590	(3,590)
JPMorgan SmartRetirement® Blend 2040 Fund	—	3,823	(3,823)
JPMorgan SmartRetirement® Blend 2045 Fund	—	3,746	(3,746)
JPMorgan SmartRetirement® Blend 2050 Fund	—	3,335	(3,335)
JPMorgan SmartRetirement® Blend 2055 Fund	—	2,019	(2,019)
JPMorgan SmartRetirement® Blend 2060 Fund	—	1,211	(1,211)
JPMorgan SmartRetirement® Blend 2065 Fund	—	158	(158)
JPMorgan SmartRetirement® Blend 2070 Fund	— (a)	— (a)	—

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
N. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
O. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.

164	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class R2	Class R3
0.50%	0.25%

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5	Class R6
0.42%	0.92%	0.67%	0.42%	0.27%	0.17%

The expense limitation agreements were in effect for the year ended June 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026 for all Funds except JPMorgan SmartRetirement® Blend 2070 Fund, and at least October 31, 2027 for JPMorgan SmartRetirement® Blend 2070 Fund.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the affiliated Underlying Funds and ETFs. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
JPMorgan SmartRetirement® Blend Income Fund	$2,382	$502	$2	$2,886	$461
JPMorgan SmartRetirement® Blend 2025 Fund	2,907	564	1	3,472	432
JPMorgan SmartRetirement® Blend 2030 Fund	4,674	862	2	5,538	160
JPMorgan SmartRetirement® Blend 2035 Fund	5,329	964	2	6,295	1,360
JPMorgan SmartRetirement® Blend 2040 Fund	4,959	883	2	5,844	960
JPMorgan SmartRetirement® Blend 2045 Fund	4,337	779	1	5,117	190
JPMorgan SmartRetirement® Blend 2050 Fund	3,453	677	1	4,131	1
JPMorgan SmartRetirement® Blend 2055 Fund	2,149	444	2	2,595	6
JPMorgan SmartRetirement® Blend 2060 Fund	1,327	290	1	1,618	7
JPMorgan SmartRetirement® Blend 2065 Fund	190	94	— (a)	284	166
JPMorgan SmartRetirement® Blend 2070 Fund	1	—	— (a)	1	99

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund and JPMorgan SmartRetirement Blend 2035 Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Blend Income Fund	$209,165	$344,388	$69,466	$43,391
JPMorgan SmartRetirement® Blend 2025 Fund	277,651	490,533	96,637	60,812
JPMorgan SmartRetirement® Blend 2030 Fund	447,760	560,765	117,046	64,653
JPMorgan SmartRetirement® Blend 2035 Fund	640,782	707,592	242,915	38,006
JPMorgan SmartRetirement® Blend 2040 Fund	502,445	385,993	4,300	3,245
JPMorgan SmartRetirement® Blend 2045 Fund	499,389	311,262	3,740	2,834
JPMorgan SmartRetirement® Blend 2050 Fund	471,424	243,439	3,127	2,288
JPMorgan SmartRetirement® Blend 2055 Fund	314,926	132,860	2,084	1,405
JPMorgan SmartRetirement® Blend 2060 Fund	245,434	86,352	1,293	777
JPMorgan SmartRetirement® Blend 2065 Fund	100,933	27,500	251	117
JPMorgan SmartRetirement® Blend 2070 Fund	2,266	232	—	—

166	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Blend Income Fund	$1,270,848	$328,329	$27,669	$300,660
JPMorgan SmartRetirement® Blend 2025 Fund	1,531,832	396,362	29,642	366,720
JPMorgan SmartRetirement® Blend 2030 Fund	2,389,437	892,933	41,177	851,756
JPMorgan SmartRetirement® Blend 2035 Fund	2,696,369	1,201,000	7,672	1,193,328
JPMorgan SmartRetirement® Blend 2040 Fund	2,349,720	1,286,057	8,892	1,277,165
JPMorgan SmartRetirement® Blend 2045 Fund	2,056,231	1,205,606	1,920	1,203,686
JPMorgan SmartRetirement® Blend 2050 Fund	1,767,170	1,048,066	1,064	1,047,002
JPMorgan SmartRetirement® Blend 2055 Fund	1,111,576	624,363	552	623,811
JPMorgan SmartRetirement® Blend 2060 Fund	730,782	330,327	176	330,151
JPMorgan SmartRetirement® Blend 2065 Fund	151,159	30,717	48	30,669
JPMorgan SmartRetirement® Blend 2070 Fund	2,080	116	13	103
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Blend Income Fund	$51,335	$—	$51,335
JPMorgan SmartRetirement® Blend 2025 Fund	70,976	—	70,976
JPMorgan SmartRetirement® Blend 2030 Fund	100,322	—	100,322
JPMorgan SmartRetirement® Blend 2035 Fund	105,605	—	105,605
JPMorgan SmartRetirement® Blend 2040 Fund	88,181	—	88,181
JPMorgan SmartRetirement® Blend 2045 Fund	70,670	—	70,670
JPMorgan SmartRetirement® Blend 2050 Fund	58,945	—	58,945
JPMorgan SmartRetirement® Blend 2055 Fund	35,028	—	35,028
JPMorgan SmartRetirement® Blend 2060 Fund	21,371	—	21,371
JPMorgan SmartRetirement® Blend 2065 Fund	2,645	95	2,740

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
JPMorgan SmartRetirement® Blend Income Fund	$25,192	$—	$25,192
JPMorgan SmartRetirement® Blend 2025 Fund	67,548	—	67,548
JPMorgan SmartRetirement® Blend 2030 Fund	82,555	—	82,555
JPMorgan SmartRetirement® Blend 2035 Fund	82,684	—	82,684
JPMorgan SmartRetirement® Blend 2040 Fund	66,621	—	66,621
JPMorgan SmartRetirement® Blend 2045 Fund	51,949	—	51,949
JPMorgan SmartRetirement® Blend 2050 Fund	39,836	—	39,836
JPMorgan SmartRetirement® Blend 2055 Fund	24,242	—	24,242
JPMorgan SmartRetirement® Blend 2060 Fund	13,201	—	13,201
JPMorgan SmartRetirement® Blend 2065 Fund	836	18	854

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Blend Income Fund	$26,474	$(30,457)*	$292,986
JPMorgan SmartRetirement® Blend 2025 Fund	31,880	59,940	361,569
JPMorgan SmartRetirement® Blend 2030 Fund	54,117	28,813	846,329
JPMorgan SmartRetirement® Blend 2035 Fund	52,372	—	1,186,651
JPMorgan SmartRetirement® Blend 2040 Fund	64,936	5,390	1,270,626
JPMorgan SmartRetirement® Blend 2045 Fund	49,666	7,735	1,197,598
JPMorgan SmartRetirement® Blend 2050 Fund	38,003	8,479	1,042,520
JPMorgan SmartRetirement® Blend 2055 Fund	23,030	4,896	620,827
JPMorgan SmartRetirement® Blend 2060 Fund	14,998	2,605	329,111
JPMorgan SmartRetirement® Blend 2065 Fund	2,659	1,559	30,595
JPMorgan SmartRetirement® Blend 2070 Fund	29	3	103

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code section 384.
The cumulative timing differences primarily consist of straddle loss deferral, trustee deferred compensation and wash sale loss deferrals.
As of June 30, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$18,564 *	$11,893 *

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code section 384.

168	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

During the year ended June 30, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$2,813	$55,171
JPMorgan SmartRetirement® Blend 2025 Fund	17,561	39,473
JPMorgan SmartRetirement® Blend 2030 Fund	9,168	64,460
JPMorgan SmartRetirement® Blend 2035 Fund	3,456	41,688
JPMorgan SmartRetirement® Blend 2040 Fund	—	20,799
JPMorgan SmartRetirement® Blend 2045 Fund	—	6,339
JPMorgan SmartRetirement® Blend 2050 Fund	—	394
JPMorgan SmartRetirement® Blend 2055 Fund	—	1,251
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds, excluding JPMorgan SmartRetirement® Blend 2070 Fund, (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
As of June 30, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Blend Income Fund	—	— %	3	70.0%
JPMorgan SmartRetirement® Blend 2025 Fund	—	—	3	70.4
JPMorgan SmartRetirement® Blend 2030 Fund	—	—	2	60.5
JPMorgan SmartRetirement® Blend 2035 Fund	—	—	2	61.9
JPMorgan SmartRetirement® Blend 2040 Fund	—	—	2	61.6
JPMorgan SmartRetirement® Blend 2045 Fund	—	—	2	62.5
JPMorgan SmartRetirement® Blend 2050 Fund	—	—	3	68.7
JPMorgan SmartRetirement® Blend 2055 Fund	—	—	3	71.8
JPMorgan SmartRetirement® Blend 2060 Fund	—	—	3	71.4
JPMorgan SmartRetirement® Blend 2065 Fund	—	—	4	79.5
JPMorgan SmartRetirement® Blend 2070 Fund	1	100.0	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2026, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds and ETFs:
% of Net Assets
JPMorgan BetaBuilders Emerging Markets Equity ETF	94.7%
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	68.4
JPMorgan BetaBuilders International Equity ETF	64.1
JPMorgan Equity Index Fund	63.8
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	48.9
JPMorgan Emerging Markets Research Enhanced Equity Fund	35.8
JPMorgan Inflation Managed Bond ETF	28.6
JPMorgan BetaBuilders MSCI US REIT ETF	26.6
JPMorgan Emerging Markets Debt Fund	20.3
JPMorgan High Yield Fund	12.7
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

170	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rates ecurities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Business Combinations
On August 20-22, 2024, the Board of Trustees of JPM I approved the Plan of Reorganization of JPMorgan SmartRetirement® Blend 2020 Fund (the “Target Fund”) into JPMorgan SmartRetirement® Blend Income Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on April 25, 2025. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $797,425 and identified cost of approximately $698,412 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of April 25, 2025, the Target Fund had net capital loss carryforwards of $55,230.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:
	Shares Outstanding	Net Assets	Net Asset Value Per Share (a)	Net Unrealized Appreciation (Depreciation)
Target Fund
JPMorgan SmartRetirement® Blend 2020 Fund				$99,013
Class I	27	$547	$20.39
Class R2	7	135	20.20
Class R3	55	1,126	20.63
Class R4	713	14,428	20.24
Class R5	365	7,384	20.25
Class R6	40,282	815,101	20.24
Acquiring Fund
JPMorgan SmartRetirement® Blend Income Fund				$79,122
Class I	19	$346	$18.36
Class R2	1	20	18.30
Class R3	147	2,766	18.81
Class R4	909	16,622	18.28
Class R5	746	13,641	18.29
Class R6	36,714	672,237	18.31
Post Reorganization
JPMorgan SmartRetirement® Blend Income Fund				$178,135
Class I	49	$893	$18.36
Class R2	8	155	18.30
Class R3	207	3,892	18.81
Class R4	1,698	31,050	18.28
Class R5	1,150	21,025	18.29
Class R6	81,231	1,487,338	18.31

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.
Assuming the reorganization had been completed on July 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended June 30, 2025, are as follows:
Net investment income (loss)	$58,447
Net realized/unrealized gains (losses)	104,740
Change in net assets resulting from operations	$163,187
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of Operations since April 25, 2025.
9. Reorganization
On January 7, 2026, the JPM I’s Board approved the reorganization of JPMorgan SmartRetirement® Blend 2025 Fund (the "2025 Fund") into JPMorgan SmartRetirement® Blend Income Fund (the “Reorganization”), which is expected to occur as of the close of business on or about October 2, 2026, or on such later date as the officers of JPM I determine (the “Closing Date”). Purchases of the 2025 Fund shares will be accepted up to and including the Closing Date. The Reorganization does not require shareholder approval.

172	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	173

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (nine of the funds constituting JPMorgan Trust I and two of the funds constituting JPMorgan Trust IV, hereinafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund
JPMorgan SmartRetirement® Blend Income Fund (1)
JPMorgan SmartRetirement® Blend 2025 Fund (1)
JPMorgan SmartRetirement® Blend 2030 Fund (1)
JPMorgan SmartRetirement® Blend 2035 Fund (1)
JPMorgan SmartRetirement® Blend 2040 Fund (1)
JPMorgan SmartRetirement® Blend 2045 Fund (1)
JPMorgan SmartRetirement® Blend 2050 Fund (1)
JPMorgan SmartRetirement® Blend 2055 Fund (1)
JPMorgan SmartRetirement® Blend 2060 Fund (1)
JPMorgan SmartRetirement® Blend 2065 Fund (1)
JPMorgan SmartRetirement® Blend 2070 Fund (2)

(1)	Statement of operations for the year ended June 30, 2026 and statement of changes in net assets for the years ended June 30, 2026 and 2025
(2)	Statement of operations and statement of changes in net assets for the period February 27, 2026 (commencement of operations) through June 30, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

174	JPMorgan SmartRetirement® Blend Funds	June 30, 2026

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan SmartRetirement® Blend Income Fund	7.80%
JPMorgan SmartRetirement® Blend 2025 Fund	8.30
JPMorgan SmartRetirement® Blend 2030 Fund	11.61
JPMorgan SmartRetirement® Blend 2035 Fund	14.77
JPMorgan SmartRetirement® Blend 2040 Fund	18.92
JPMorgan SmartRetirement® Blend 2045 Fund	22.10
JPMorgan SmartRetirement® Blend 2050 Fund	23.62
JPMorgan SmartRetirement® Blend 2055 Fund	23.57
JPMorgan SmartRetirement® Blend 2060 Fund	22.52
JPMorgan SmartRetirement® Blend 2065 Fund	15.23
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan SmartRetirement® Blend 2065 Fund	$95
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan SmartRetirement® Blend Income Fund	$12,909
JPMorgan SmartRetirement® Blend 2025 Fund	16,170
JPMorgan SmartRetirement® Blend 2030 Fund	32,074
JPMorgan SmartRetirement® Blend 2035 Fund	45,637
JPMorgan SmartRetirement® Blend 2040 Fund	47,676
JPMorgan SmartRetirement® Blend 2045 Fund	43,772
JPMorgan SmartRetirement® Blend 2050 Fund	38,179
JPMorgan SmartRetirement® Blend 2055 Fund	23,060
JPMorgan SmartRetirement® Blend 2060 Fund	13,887
JPMorgan SmartRetirement® Blend 2065 Fund	1,720

June 30, 2026	JPMorgan SmartRetirement® Blend Funds	175

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-SRB-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
JPMorgan SmartRetirement Blend 2070 Fund
On November 18-20, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory agreement (the “Advisory Agreement”) for the JPMorgan SmartRetirement Blend 2070 Fund (the “Fund”). The Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of its affiliates. In connection with the approval of the Advisory Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Advisory Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below.
The Trustees considered information provided with respect to the Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. After considering and weighing the factors and information they had received, the Trustees found that the proposed compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the initial approval of the Advisory Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the underlying funds in which the Fund invests (“Underlying Funds”);
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund and Underlying Funds, as applicable;
•
Their overall confidence in the Adviser’s integrity;
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser, in its role as administrator, will earn fees from the Fund for providing shareholder and administration services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.

Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser, including the benefits to be received by the Adviser and its affiliates in connection with the Underlying Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees also considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Adviser will implement contractual expense limitations and fee waivers (“Fee Caps”) which will allow the Fund’s shareholders to share potential economies of scale from its inception, prior to reaching scale, and that the proposed fees are satisfactory relative to peer funds.
The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered the Fund’s investment strategy and process, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.
Advisory Fees and Expense Ratios
The Trustees considered the reasonableness of the investment advisory and expense ratio of the Fund and Underlying Funds with respect to the Fund. The Trustees also considered the contractual advisory fee rate and administration fee rate that will be paid by the Fund to the Adviser or its affiliates by comparing that rate to the information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, concerning management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Caps proposed for the Fund, and the net advisory fee rate and net expense ratio for each share class, as applicable, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering all of the factors identified above, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was fair and reasonable.

Annual Financial Statements
J.P. Morgan Preferred and Income Securities Fund
June 30, 2026
JPMorgan Preferred and Income Securities Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 81.6%
Automobiles — 0.2%
Ford Motor Co. 4.75%, 1/15/2043	6,907	5,433
Banks — 44.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (a) (b) (c) (d)	29,950	32,706
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.75%, 1/14/2032 (a) (b) (c) (d)	5,000	5,264
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.13%, 5/8/2033 (a) (b) (c) (d)	8,400	8,508
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (a) (b) (c) (d)	43,000	50,680
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.00%, 2/1/2034 (a) (b) (c) (d)	10,800	11,654
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	7,709	7,681
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	4,879	4,922
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (b) (c) (d)	6,746	6,810
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (b) (c) (d)	32,281	33,281
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (b) (c) (d)	27,747	28,080
Bank of Montreal (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 7.70%, 5/26/2084 (a) (d)	4,650	4,864
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (a) (d)	8,355	8,738
Bank of Nova Scotia (The) (Canada)
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (a) (d)	6,913	6,818
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (a) (d)	12,200	12,692
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.88%, 10/27/2085 (a) (d)	4,125	4,174
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (a) (b) (c) (d)	4,464	4,689
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (a) (b) (c) (d)	16,685	18,502
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (c) (d) (e)	14,145	14,817
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	38,484	40,313
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.88%, 12/15/2033 (a) (b) (c) (d) (e)	16,718	16,709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (b) (c) (d) (e)	5,000	5,209
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.20%, 4/17/2036 (a) (b) (c) (d) (e)	10,164	10,228
Citigroup, Inc.
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.38%, 5/15/2028 (b) (c) (d)	1,250	1,286
Series AA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.63%, 11/15/2028 (b) (c) (d)	11,000	11,429
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (c) (d)	3,950	4,005
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (b) (c) (d)	7,268	7,435
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (b) (c) (d)	25,755	26,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (b) (c) (d)	2,700	2,751
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (b) (c) (d)	22,128	23,082
Citizens Financial Group, Inc. Series C, (3-MONTH CME TERM SOFR + 3.42%), 7.10%, 10/6/2026 (b) (c) (d)	4,094	4,082
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	1

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Commerzbank AG (Germany) (USD SOFR ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (a) (b) (c) (d) (f)	6,200	6,470
Credit Agricole SA (France)
(USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (b) (c) (d) (e)	18,240	18,286
(USD SOFR ICE Swap Rate 5 Year + 3.58%), 7.13%, 9/23/2035 (a) (b) (c) (d) (e)	5,000	5,151
Fifth Third Bancorp
Series H, (3-MONTH CME TERM SOFR + 3.29%), 7.03%, 7/30/2026 (b) (c) (d)	14,200	14,213
Series J, (3-MONTH CME TERM SOFR + 3.39%), 7.12%, 7/30/2026 (b) (c) (d)	2,925	2,928
HSBC Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (a) (b) (c) (d)	12,721	13,166
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (a) (b) (c) (d)	2,685	2,756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (a) (b) (c) (d)	48,794	45,935
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (a) (b) (c) (d)	10,220	10,590
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.80%), 7.00%, 9/24/2035 (a) (b) (c) (d)	13,639	13,989
Huntington Bancshares, Inc. Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.95%), 5.63%, 7/15/2030 (b) (c) (d)	6,214	6,253
ING Groep NV (Netherlands)
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (b) (c) (d) (f)	35,222	37,528
(USD SOFR ICE Swap Rate 5 Year + 4.08%), 7.25%, 11/16/2034 (a) (b) (c) (d) (f)	14,705	15,439
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (a) (b) (c) (d)	23,239	23,884
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 9/27/2035 (a) (b) (c) (d)	3,314	3,301
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (a) (b) (c) (d)	26,201	28,999
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.30%, 11/19/2034 (a) (b) (c) (d)	10,752	11,195
Nordea Bank Abp (Finland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (b) (c) (d) (e)	1,858	1,869
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.75%, 11/10/2033 (a) (b) (c) (d) (e)	4,342	4,386
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	35,435	35,297
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (b) (c) (d)	14,505	14,828
Royal Bank of Canada (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 6.75%, 8/24/2085 (a) (d)	17,625	17,928
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.50%, 11/24/2085 (a) (d)	11,957	11,828
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.50%, 5/24/2086 (a) (d)	4,284	4,261
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (d) (e)	14,265	15,005
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (d) (e)	7,770	8,480
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	7,435	7,810
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (d) (e)	9,142	8,733
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (d) (e)	8,610	8,842
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (b) (c) (d) (e)	5,500	5,785
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.81%), 4.75%, 1/14/2031 (a) (b) (c) (d) (e)	12,560	11,818
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 7.00%, 11/14/2035 (a) (b) (c) (d) (e)	8,200	8,243
Sumitomo Mitsui Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (a) (b) (c) (d)	9,496	9,582
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (b) (c) (d) (f)	6,200	5,897
Toronto-Dominion Bank (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (a) (d)	7,597	7,854
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.35%, 10/31/2085 (a) (d)	23,744	23,894
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 9/1/2026 (b) (c) (d)	21,047	21,031
US Bancorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	17,865	17,694
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (c) (d)	3,865	4,066
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (b) (c) (d)	16,949	17,614
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (b) (c) (d)	44,218	44,741
		995,354
Capital Markets — 11.1%
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (b) (c) (d)	4,852	4,847
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (b) (c) (d)	6,729	6,682
Charles Schwab Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	40,345	37,857
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.10%, 6/1/2031 (b) (c) (d)	10,999	11,001
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (d)	2,500	2,496
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (c) (d)	8,358	8,773
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (c) (d)	28,965	30,383
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (b) (c) (d)	20,560	21,140
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (b) (c) (d)	8,310	8,329
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (c) (d)	17,829	18,439
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (c) (d)	9,544	9,891
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	50,522	58,361
(USD SOFR ICE Swap Rate 5 Year + 3.32%), 7.00%, 1/8/2036 (a) (b) (c) (d) (e)	30,451	30,786
		248,985
Commercial Services & Supplies — 0.5%
ILFC E-Capital Trust I 6.48%, 12/21/2065 (e) (g)	12,000	10,309
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,390	2,474
Ally Financial, Inc. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (b) (c) (d)	7,795	7,551
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)	13,606	13,547
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	10,812	10,778
ILFC E-Capital Trust II 6.73%, 12/21/2065 (e) (g)	12,592	11,069
		45,419
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	3

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — 1.5%
Bell Canada (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (d)	4,156	4,248
TELUS Corp. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.63%, 10/15/2055 (d)	9,272	9,401
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.63%, 6/9/2056 (d)	4,281	4,270
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (d)	8,070	8,159
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (d)	7,309	7,377
		33,455
Electric Utilities — 4.0%
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (d)	2,570	2,541
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (d)	7,395	7,679
Electricite de France SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.41%), 9.13%, 3/15/2033 (b) (c) (d) (e)	7,630	8,861
Emera US Finance LLC Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.85%, 10/1/2056 (d)	12,538	12,789
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	10,203	10,549
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (d)	8,740	8,741
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (d)	12,360	12,296
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	4,820	5,020
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	4,000	4,097
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	3,417	3,480
PG&E Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	6,525	6,649
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (d)	799	796
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (d)	4,895	4,852
		88,350
Financial Services — 1.4%
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (a) (b) (c) (d)	23,722	24,685
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 7.76%, 9/15/2028 (b) (c) (d)	6,747	6,997
		31,682
Insurance — 4.5%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.23%), 6.50%, 10/30/2034 (a) (b) (c) (d) (e)	7,600	7,634
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	3,615	3,714
Athene Holding Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (d)	12,220	11,734
Meiji Yasuda Life Insurance Co. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.91%), 6.10%, 6/11/2055 (d) (e)	10,000	10,098
MetLife Capital Trust IV 7.88%, 12/15/2037 (e)	12,833	14,041
MetLife, Inc.
9.25%, 4/8/2038 (e)	17,393	20,260
10.75%, 8/1/2039	2,000	2,598
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (d)	4,467	4,407
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (d)	5,000	4,901
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	3,793	3,858
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	5,120	5,387
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	9,340	9,669
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.78%), 6.25%, 6/15/2056 (d)	2,938	2,945
		101,246
Metals & Mining — 0.1%
Vale Overseas Ltd. (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (d) (e)	1,022	1,019
Multi-Utilities — 4.8%
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	4,320	4,233
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (d)	10,118	9,387
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (d)	2,500	2,560
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (c) (d)	6,538	6,504
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,430	2,573
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	8,230	8,504
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	10,290	10,613
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	16,863	16,938
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	9,880	10,216
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (d)	5,060	5,217
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Puget Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.96%), 7.00%, 9/15/2056 (d)	3,174	3,209
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.25%, 9/15/2056 (d)	3,174	3,231
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	2,350	2,330
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	8,590	8,763
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	8,309	8,393
Southern Co. Gas Capital Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.05%, 9/15/2056 (d)	5,636	5,643
		108,314
Oil, Gas & Consumable Fuels — 5.5%
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (b) (c) (d)	5,540	5,751
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.92%), 6.13%, 3/18/2035 (b) (c) (d)	7,500	7,634
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	15,490	15,582
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	4,530	4,904
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	18,304	20,925
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.69%), 6.50%, 11/15/2026 (b) (c) (d)	2,500	2,501
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (c) (d)	18,106	18,682
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	15,235	15,362
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	5

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TransCanada PipeLines Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (d)	2,446	2,473
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (d)	2,689	2,720
Transcanada Trust (Canada)
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (d)	12,890	12,823
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (d)	12,823	12,684
		122,041
Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (d)	7,533	7,739
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 6.88%, 7/31/2056 (d)	13,194	13,349
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	9,560	9,524
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	2,750	2,559
		33,171
Total Corporate Bonds (Cost $1,765,979)		1,824,778
	SHARES (000)
Preferred Stocks — 11.2%
Banks — 3.2%
Bank of America Corp.
Series LL, 5.00%, 7/30/2026 ($25 par value) (h)	50	1,004
Series QQ, 4.25%, 11/17/2026 ($25 par value) (h)	380	6,506
Citigroup, Inc. Series II, 6.25%, 2/15/2031 ($25 par value) (h)	389	9,792
Fifth Third Bancorp Series K, 4.95%, 9/30/2026 ($25 par value) (h)	78	1,396
M&T Bank Corp. Series K, 6.35%, 12/15/2030 ($25 par value) (h)	400	9,796
Truist Financial Corp. Series R, 4.75%, 9/1/2026 ($25 par value) (h)	514	9,501
US Bancorp
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Series M, 4.00%, 7/29/2026 ($25 par value) (h)	471	7,243
Series O, 4.50%, 4/15/2027 ($25 par value) (h)	244	4,254
Wells Fargo & Co. Series Z, 4.75%, 9/15/2026 ($25 par value) (h)	1,135	21,202
		70,694
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The) Series K, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.16%), 6.15%, 3/20/2030 ($25 par value) (d) (h)	330	8,319
Morgan Stanley
Series I, 6.38%, 10/15/2026 ($25 par value) (h)	1	14
Series O, 4.25%, 1/15/2027 ($25 par value) (h)	1,228	20,838
Series K, 5.85%, 4/15/2027 ($25 par value) (h)	53	1,248
Series P, 6.50%, 10/15/2027 ($25 par value) (h)	606	15,267
Series Q, 6.63%, 10/15/2029 ($25 par value) (h)	883	22,435
Northern Trust Corp. Series E, 4.70%, 10/1/2026 ($25 par value) (h)	60	1,126
		69,247
Consumer Finance — 0.2%
Capital One Financial Corp. Series J, 4.80%, 9/1/2026 ($25 par value) (h)	265	4,640
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
Series A, 5.00%, 7/30/2026 ($25 par value) (h)	40	757
Series C, 4.75%, 7/30/2026 ($25 par value) (h)	1,064	18,988
5.35%, 11/1/2066 ($25 par value)	50	1,023
		20,768
Electric Utilities — 2.5%
NextEra Energy Capital Holdings, Inc.
Series U, 6.50%, 6/1/2085 ($25 par value)	870	21,154
Series Z, 6.50%, 4/15/2086 ($25 par value)	350	8,757
SCE Trust VII Series M, 7.50%, 11/22/2028 ($25 par value) (h)	230	5,508
SCE Trust VIII Series N, 6.95%, 5/13/2029 ($25 par value) (h)	600	13,614
Xcel Energy, Inc. 6.25%, 10/15/2085 ($25 par value)	328	7,708
		56,741
Insurance — 0.8%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (h)	84	2,186
Arch Capital Group Ltd.
Series G, 4.55%, 7/29/2026 ($25 par value) (h)	120	1,956
Series F, 5.45%, 7/30/2026 ($25 par value) (h)	49	937
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Insurance — continued
Lincoln National Corp. Series D, 9.00%, 12/1/2027 ($25 par value) (h)	127	3,309
MetLife, Inc.
Series E, 5.63%, 7/30/2026 ($25 par value) (h)	193	4,357
Series F, 4.75%, 9/15/2026 ($25 par value) (h)	282	5,259
		18,004
Multi-Utilities — 0.5%
CMS Energy Corp. 5.88%, 3/1/2079 ($25 par value)	161	3,528
DTE Energy Co. Series H, 6.25%, 10/1/2085 ($25 par value)	322	7,655
		11,183
Total Preferred Stocks (Cost $256,617)		251,277
Exchange-Traded Funds — 3.4%
Fixed Income — 3.4%
Invesco Preferred ETF (Cost $76,883)	6,902	74,811
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Notes
3.88%, 3/31/2028	10,103	10,053
3.75%, 4/30/2028	21,782	21,625
Total U.S. Treasury Obligations (Cost $31,780)		31,678
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (i) (j) (Cost $41,522)	41,519	41,519
Total Investments — 99.5% (Cost $2,172,781)		2,224,063
Other Assets in Excess of Liabilities — 0.5%		11,797
NET ASSETS — 100.0%		2,235,860

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)
Contingent Capital security (“CoCo”). CoCos are hybrid debt
securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at June 30, 2026 is $776,935 or
34.75% of the Fund’s net assets as of June 30, 2026.

(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2026.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2026.

(h)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of June 30, 2026.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

JPMorgan Preferred and Income Securities Fund
ASSETS:
Investments in non-affiliates, at value	$2,182,544
Investments in affiliates, at value	41,519
Foreign currency, at value	1
Receivables:
Fund shares sold	4,213
Interest from non-affiliates	20,270
Dividends from non-affiliates	1,272
Dividends from affiliates	105
Total Assets	2,249,924
LIABILITIES:
Payables:
Due to custodian	— (a)
Distributions	14
Investment securities purchased	6,179
Fund shares redeemed	6,869
Accrued liabilities:
Investment advisory fees	826
Administration fees	86
Service fees	40
Custodian and accounting fees	14
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	36
Total Liabilities	14,064
Net Assets	$2,235,860

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

JPMorgan Preferred and Income Securities Fund
NET ASSETS:
Paid-in-Capital	$2,183,041
Total distributable earnings (loss)	52,819
Total Net Assets	$2,235,860
Net Assets:
Class A	$32,550
Class C	26,114
Class I	937,910
Class R6	1,239,286
Total	$2,235,860
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,313
Class C	2,657
Class I	95,619
Class R6	126,339
Net Asset Value (a):
Class A — Redemption price per share	$9.82
Class C — Offering price per share (b)	9.83
Class I — Offering and redemption price per share	9.81
Class R6 — Offering and redemption price per share	9.81
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.20
Cost of investments in non-affiliates	$2,131,259
Cost of investments in affiliates	41,522
Cost of foreign currency	1

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	9

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

JPMorgan Preferred and Income Securities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$95,004
Interest income from affiliates	— (a)
Dividend income from non-affiliates	14,464
Dividend income from affiliates	2,940
Total investment income	112,408
EXPENSES:
Investment advisory fees	9,187
Administration fees	1,378
Distribution fees:
Class A	72
Class C	175
Service fees:
Class A	72
Class C	58
Class I	1,916
Custodian and accounting fees	60
Interest expense to affiliates	1
Professional fees	112
Trustees’ and Chief Compliance Officer’s fees	28
Printing and mailing costs	55
Registration and filing fees	91
Transfer agency fees (See Note 2.F.)	16
Other	62
Total expenses	13,283
Less fees waived	(2,703)
Net expenses	10,580
Net investment income (loss)	101,828
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	13,601
Investments in affiliates	(11)
Foreign currency transactions	— (a)
Net realized gain (loss)	13,590
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(6,119)
Investments in affiliates	(9)
Foreign currency translations	— (a)
Change in net unrealized appreciation/depreciation	(6,128)
Net realized/unrealized gains (losses)	7,462
Change in net assets resulting from operations	$109,290

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$101,828	$67,600
Net realized gain (loss)	13,590	12,046
Change in net unrealized appreciation/depreciation	(6,128)	23,488
Change in net assets resulting from operations	109,290	103,134
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,545)	(1,043)
Class C	(1,141)	(725)
Class I	(43,280)	(28,992)
Class R6	(58,021)	(36,265)
Total distributions to shareholders	(103,987)	(67,025)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	860,854	344,939
NET ASSETS:
Change in net assets	866,157	381,048
Beginning of period	1,369,703	988,655
End of period	$2,235,860	$1,369,703
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,553	$9,903
Distributions reinvested	1,543	1,043
Cost of shares redeemed	(7,594)	(4,350)
Change in net assets resulting from Class A capital transactions	9,502	6,596
Class C
Proceeds from shares issued	16,224	6,484
Distributions reinvested	1,140	725
Cost of shares redeemed	(8,461)	(3,486)
Change in net assets resulting from Class C capital transactions	8,903	3,723
Class I
Proceeds from shares issued	463,318	277,984
Distributions reinvested	43,215	28,326
Cost of shares redeemed	(148,385)	(143,610)
Change in net assets resulting from Class I capital transactions	358,148	162,700
Class R6
Proceeds from shares issued	708,153	337,108
Distributions reinvested	57,846	36,160
Cost of shares redeemed	(281,698)	(201,348)
Change in net assets resulting from Class R6 capital transactions	484,301	171,920
Total change in net assets resulting from capital transactions	$860,854	$344,939
SHARE TRANSACTIONS:
Class A
Issued	1,578	1,025
Reinvested	156	108
Redeemed	(769)	(452)
Change in Class A Shares	965	681
Class C
Issued	1,638	671
Reinvested	116	76
Redeemed	(860)	(364)
Change in Class C Shares	894	383
Class I
Issued	46,999	28,967
Reinvested	4,387	2,934
Redeemed	(15,081)	(14,919)
Change in Class I Shares	36,305	16,982
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

	JPMorgan Preferred and Income Securities Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	71,944	35,024
Reinvested	5,873	3,744
Redeemed	(28,611)	(20,919)
Change in Class R6 Shares	49,206	17,849
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Preferred and Income Securities Fund
Class A
Year Ended June 30, 2026	$9.75	$0.53	$0.07	$0.60	$(0.53)	$9.82
Year Ended June 30, 2025	9.45	0.52	0.29	0.81	(0.51)	9.75
Year Ended June 30, 2024	8.79	0.49	0.67	1.16	(0.50)	9.45
March 1, 2023 through June 30, 2023 (f)	9.28	0.16	(0.52)	(0.36)	(0.13)	8.79
March 31, 2022 (h) through February 28, 2023	10.00	0.42	(0.79)	(0.37)	(0.35)	9.28
Class C
Year Ended June 30, 2026	9.74	0.50	0.07	0.57	(0.48)	9.83
Year Ended June 30, 2025	9.44	0.47	0.30	0.77	(0.47)	9.74
Year Ended June 30, 2024	8.78	0.44	0.67	1.11	(0.45)	9.44
March 1, 2023 through June 30, 2023 (f)	9.27	0.14	(0.51)	(0.37)	(0.12)	8.78
August 1, 2022 (i) through February 28, 2023	9.46	0.24	(0.21)	0.03	(0.22)	9.27
Class I
Year Ended June 30, 2026	9.74	0.54	0.08	0.62	(0.55)	9.81
Year Ended June 30, 2025	9.45	0.54	0.29	0.83	(0.54)	9.74
Year Ended June 30, 2024	8.78	0.51	0.68	1.19	(0.52)	9.45
March 1, 2023 through June 30, 2023 (f)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (h) through February 28, 2023	10.00	0.44	(0.79)	(0.35)	(0.37)	9.28
Class R6
Year Ended June 30, 2026	9.75	0.55	0.07	0.62	(0.56)	9.81
Year Ended June 30, 2025	9.45	0.55	0.29	0.84	(0.54)	9.75
Year Ended June 30, 2024	8.78	0.52	0.68	1.20	(0.53)	9.45
March 1, 2023 through June 30, 2023 (f)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (h) through February 28, 2023	10.00	0.43	(0.78)	(0.35)	(0.37)	9.28

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	JPMDS voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	February 28, 2023
Class A	0.09%	—	—	—	—
Class C	0.31%	—	—	—	—

(f)	The Fund changed its fiscal year end from the last day of February to June 30th.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

(h)	Commencement of operations.

(i)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

6.27%	$32,550	0.75%(e)	5.36%	1.10%	18%
8.81	22,895	0.85	5.39	1.10	32
13.55	15,756	0.85	5.40	1.14	36
(3.82)	15,771	0.85 (g)	5.43 (g)	1.17 (g)	14
(3.60)	15,246	0.84 (g)	5.06 (g)	1.20 (g)	29

5.96	26,114	1.04 (e)	5.09	1.60	18
8.28	17,176	1.35	4.89	1.60	32
13.00	13,026	1.35	4.90	1.64	36
(4.00)	11,428	1.35 (g)	4.93 (g)	1.67 (g)	14
0.42	10,594	1.34 (g)	4.56 (g)	1.71 (g)	29

6.54	937,910	0.60	5.52	0.85	18
8.96	577,940	0.60	5.63	0.85	32
13.96	399,828	0.60	5.66	0.89	36
(3.84)	259,029	0.60 (g)	5.67 (g)	0.92 (g)	14
(3.38)	331,170	0.59 (g)	5.23 (g)	1.01 (g)	29

6.49	1,239,286	0.55	5.57	0.60	18
9.13	751,692	0.55	5.68	0.60	32
14.01	560,045	0.55	5.71	0.64	36
(3.83)	299,020	0.55 (g)	5.73 (g)	0.67 (g)	14
(3.34)	355,264	0.55 (g)	5.21 (g)	0.70 (g)	29
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust IV (the "Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Preferred and Income Securities Fund	Class A, Class C, Class I and Class R6	Diversified
Effective March 1, 2026, Class A and Class C Shares of the Fund were publicly offered on a limited basis. Investors are not eligible to purchase Class A Shares and Class C Shares of the Fund unless they meet certain requirements as described in the Fund’s prospectus.
The investment objective of the Fund is to seek to provide a high level of current income and total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Effective March 1, 2026, no sales charge was imposed on purchases of Class A Share of the Fund and no CDSC was imposed on redemptions of Class A Shares and Class C Shares of the Fund. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

16	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,824,778	$—	$1,824,778
Exchange-Traded Funds	74,811	—	—	74,811
Preferred Stocks	251,277	—	—	251,277
U.S. Treasury Obligations	—	31,678	—	31,678
Short-Term Investments
Investment Companies	41,519	—	—	41,519
Total Investments in Securities	$367,607	$1,856,456	$—	$2,224,063
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of June 30, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended June 30, 2026.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$58,966	$733,964	$751,391	$(11)	$(9)	$41,519	41,519	$2,940	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$1	$1	$5	$9	$16

18	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Fund did not pay any significant foreign, federal or state and local income taxes.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$(571)	$571
The reclassifications for the Fund relate primarily to tax adjustments on certain investments.
I. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund's net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
Effective March 1, 2026, distribution fees for Class A and Class C Shares are voluntarily waived by the Distributor. JPMD waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
Front-End Sales Charge	CDSC
$5	$—
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.85%	1.35%	0.60%	0.55%

The expense limitation agreement was in effect for the year ended June 30, 2026 and are in place until at least October 31, 2026.

20	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

For the year ended June 30, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers				Voluntary Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	12b-1
$542	$342	$1,637	$2,521	$98
Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 was $84.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government
$1,158,349	$314,573	$31,773
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,177,798	$56,613	$10,348	$46,265
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
Ordinary Income*	Total Distributions Paid
$103,987	$103,987

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$67,025	$67,025

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$8,840	$4,037	$46,265

The cumulative timing differences primarily consist of tax adjustments on certain investments, dividends payable and wash sale loss deferrals.
As of June 30, 2026, the Fund did not have any net capital loss carryforwards.
During the year ended June 30, 2026, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$10,240
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.

22	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of June 30, 2026, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 97.9% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of June 30, 2026, the Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
Canada	10.1%

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	23

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The Fund invests in contingent convertible securities (“CoCos”) and is subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Fund may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Fund does not invest in common stock as a principal investment strategy, the Fund will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.
8. Subsequent Events
At a meeting held on February 10-12, 2026, JPM IV's Board of Trustees approved the reorganization (the Reorganization”) of Preferred and Income Securities Fund (the “Acquired Fund”) into a newly created exchange-traded fund, JPMorgan Preferred and Income Securities ETF (the “Acquiring Fund”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization occurred as of the close of business on July 10, 2026 (the “Closing Date”). Following the Reorganization, the Acquired Fund’s performance and financial history was adopted by the Acquiring Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Acquiring Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Acquiring Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment may be taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Acquiring Fund has the identical investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on July 10, 2026, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.

24	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust IV and Shareholders of JPMorgan Preferred and Income Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Preferred and Income Securities Fund (one of the funds constituting JPMorgan Trust IV, referred to hereafter as the “Fund”) as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan Preferred and Income Securities Fund	25

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 41.30%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026.
Qualified Dividend Income (QDI)
The Fund had $82,430, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026.

26	J.P. Morgan Preferred and Income Securities Fund	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-FI-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

Annual Financial Statements
J.P. Morgan Large Cap Funds
June 30, 2026
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 3.4%
General Dynamics Corp.	2,167	767,582
RTX Corp.	3,714	704,597
		1,472,179
Banks — 7.2%
Bank of America Corp.	15,744	897,077
Citigroup, Inc.	6,548	916,484
US Bancorp	6,721	405,957
Wells Fargo & Co.	11,173	923,346
		3,142,864
Beverages — 1.1%
Coca-Cola Co. (The)	6,070	493,291
Biotechnology — 1.5%
AbbVie, Inc.	2,596	653,273
Broadline Retail — 5.3%
Amazon.com, Inc. *	9,751	2,324,087
Building Products — 1.3%
Carrier Global Corp.	7,751	568,553
Capital Markets — 8.3%
Ares Management Corp., Class A (a)	1,983	220,704
Bank of New York Mellon Corp. (The)	5,415	783,011
Blackstone, Inc.	1,876	220,770
Charles Schwab Corp. (The)	6,484	598,247
CME Group, Inc.	1,466	323,787
Goldman Sachs Group, Inc. (The)	496	501,565
Morgan Stanley	4,559	953,048
		3,601,132
Chemicals — 2.3%
Air Products and Chemicals, Inc.	2,131	624,804
Sherwin-Williams Co. (The)	1,070	368,494
		993,298
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class A	1,190	253,653
Consumer Finance — 2.5%
American Express Co.	1,781	602,338
Capital One Financial Corp.	2,353	472,100
		1,074,438
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	3,871	438,452
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 0.7%
Packaging Corp. of America	1,323	315,199
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	6,763	286,351
Electric Utilities — 2.5%
NextEra Energy, Inc.	6,063	532,098
Xcel Energy, Inc.	6,647	533,773
		1,065,871
Electrical Equipment — 2.0%
Eaton Corp. plc	2,015	858,585
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	1,461	373,199
Entertainment — 1.2%
Walt Disney Co. (The)	5,416	521,271
Food Products — 1.0%
Mondelez International, Inc., Class A	7,212	417,154
Ground Transportation — 2.5%
Canadian Pacific Kansas City Ltd. (Canada)	4,307	373,176
Union Pacific Corp.	2,590	704,665
		1,077,841
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	4,560	413,787
Health Care Providers & Services — 4.8%
Cigna Group (The)	977	269,314
CVS Health Corp.	4,748	491,145
Humana, Inc.	706	280,566
Quest Diagnostics, Inc.	1,153	244,397
UnitedHealth Group, Inc.	1,908	792,884
		2,078,306
Health Care REITs — 1.5%
Ventas, Inc.	5,427	481,890
Welltower, Inc.	823	186,924
		668,814
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	1,158	206,380
McDonald's Corp.	2,192	592,495
Yum! Brands, Inc.	1,974	315,644
		1,114,519
Household Products — 0.8%
Procter & Gamble Co. (The)	2,482	364,015
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.2%
3M Co.	3,346	541,808
Industrial REITs — 0.8%
Prologis, Inc.	2,573	348,579
Insurance — 2.4%
Aon plc, Class A	623	206,679
Arthur J Gallagher & Co.	996	228,720
Chubb Ltd.	755	257,340
Travelers Cos., Inc. (The)	1,005	331,652
		1,024,391
Interactive Media & Services — 2.1%
Alphabet, Inc., Class C	935	330,404
Meta Platforms, Inc., Class A	1,043	587,241
		917,645
IT Services — 1.3%
International Business Machines Corp.	2,058	578,685
Life Sciences Tools & Services — 1.1%
Danaher Corp.	2,547	485,095
Machinery — 3.0%
Deere & Co.	1,098	696,494
Dover Corp.	2,775	622,456
		1,318,950
Multi-Utilities — 1.9%
CMS Energy Corp.	4,338	331,896
Dominion Energy, Inc.	7,419	506,625
		838,521
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	4,199	696,041
ConocoPhillips	7,332	762,252
EOG Resources, Inc.	3,830	496,807
		1,955,100
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	4,036	232,552
Eli Lilly & Co.	223	267,834
Johnson & Johnson	4,242	1,077,424
Merck & Co., Inc.	5,556	713,902
		2,291,712
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	1,729	686,580
Lam Research Corp.	567	245,810
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	1,013	202,582
NXP Semiconductors NV (Netherlands)	1,144	321,550
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	393	187,686
Texas Instruments, Inc.	1,546	460,925
		2,105,133
Software — 3.0%
Microsoft Corp.	3,504	1,306,848
Specialized REITs — 0.2%
American Tower Corp.	555	90,751
Specialty Retail — 3.7%
Home Depot, Inc. (The)	1,640	578,291
Lowe's Cos., Inc.	2,670	588,673
TJX Cos., Inc. (The)	3,022	457,914
		1,624,878
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	5,576	1,613,415
Hewlett Packard Enterprise Co.	9,536	430,177
Seagate Technology Holdings plc	180	173,894
		2,217,486
Tobacco — 2.3%
Philip Morris International, Inc.	5,534	1,001,079
Total Common Stocks (Cost $26,300,698)		43,216,793
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $263,315)	263,307	263,307
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $15,778)	15,778	15,778
Total Short-Term Investments (Cost $279,093)		279,085
Total Investments — 100.0% (Cost $26,579,791)		43,495,878
Other Assets in Excess of Liabilities — 0.0% ^		4,952
NET ASSETS — 100.0%		43,500,830

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	June 30, 2026

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $15,966 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc. *	17	9,693
Boeing Co. (The) *	169	36,605
GE Aerospace	224	83,644
General Dynamics Corp.	54	19,288
Honeywell Aerospace, Inc. *	68	15,026
Howmet Aerospace, Inc.	86	23,076
Huntington Ingalls Industries, Inc.	8	2,366
L3Harris Technologies, Inc.	40	11,613
Lockheed Martin Corp.	44	22,174
Northrop Grumman Corp.	29	14,587
RTX Corp.	289	54,809
Textron, Inc.	37	3,422
TransDigm Group, Inc.	12	15,983
		312,286
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	26	4,762
Expeditors International of Washington, Inc.	28	4,573
FedEx Corp.	47	14,745
United Parcel Service, Inc., Class B	160	17,216
		41,296
Automobile Components — 0.0% ^
Aptiv plc *	45	2,786
Automobiles — 2.0%
Ford Motor Co.	840	11,670
General Motors Co.	193	14,909
Tesla, Inc. *	604	254,009
		280,588
Banks — 3.4%
Bank of America Corp.	1,401	79,802
Citigroup, Inc.	366	51,207
Citizens Financial Group, Inc.	91	6,356
Fifth Third Bancorp	194	10,959
Huntington Bancshares, Inc.	435	7,710
JPMorgan Chase & Co. (a)	575	188,147
KeyCorp	198	4,557
M&T Bank Corp.	31	7,477
PNC Financial Services Group, Inc. (The)	86	21,210
Regions Financial Corp.	183	5,528
Truist Financial Corp.	267	13,315
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
US Bancorp	333	20,113
Wells Fargo & Co.	656	54,249
		470,630
Beverages — 1.0%
Brown-Forman Corp., Class B (b)	36	962
Coca-Cola Co. (The)	831	67,507
Constellation Brands, Inc., Class A	30	4,161
Keurig Dr Pepper, Inc.	292	9,553
Molson Coors Beverage Co., Class B	34	1,341
Monster Beverage Corp. *	153	14,721
PepsiCo, Inc.	293	39,698
		137,943
Biotechnology — 1.6%
AbbVie, Inc.	379	95,372
Amgen, Inc.	116	41,924
Biogen, Inc. *	32	6,843
Gilead Sciences, Inc.	266	33,649
Incyte Corp. *	36	4,081
Moderna, Inc. * (b)	76	5,305
Regeneron Pharmaceuticals, Inc.	21	13,365
Vertex Pharmaceuticals, Inc. *	54	27,044
		227,583
Broadline Retail — 3.7%
Amazon.com, Inc. *	2,100	500,483
eBay, Inc.	95	10,643
		511,126
Building Products — 0.5%
A O Smith Corp.	24	1,506
Allegion plc	18	2,590
Builders FirstSource, Inc. *	23	2,065
Carrier Global Corp.	168	12,285
Johnson Controls International plc	131	19,123
Lennox International, Inc.	7	3,892
Masco Corp.	43	3,521
Trane Technologies plc	47	23,290
		68,272
Capital Markets — 3.0%
Ameriprise Financial, Inc.	19	8,847
Ares Management Corp., Class A (b)	45	5,036
Bank of New York Mellon Corp. (The)	147	21,292
Blackrock, Inc.	31	29,779
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Blackstone, Inc.	159	18,752
Cboe Global Markets, Inc.	23	5,448
Charles Schwab Corp. (The)	351	32,358
CME Group, Inc.	78	17,165
Coinbase Global, Inc., Class A *	48	6,975
FactSet Research Systems, Inc. (b)	8	1,798
Franklin Resources, Inc.	66	2,188
Goldman Sachs Group, Inc. (The)	63	64,002
Interactive Brokers Group, Inc., Class A	96	8,318
Intercontinental Exchange, Inc.	121	14,934
Invesco Ltd.	95	2,509
KKR & Co., Inc.	148	13,612
Moody's Corp.	32	14,597
Morgan Stanley	257	53,754
MSCI, Inc.	16	8,746
Nasdaq, Inc.	96	7,554
Northern Trust Corp.	40	6,901
Raymond James Financial, Inc.	37	5,657
Robinhood Markets, Inc., Class A *	170	17,019
S&P Global, Inc.	65	26,489
State Street Corp.	59	10,069
T. Rowe Price Group, Inc.	46	5,226
		409,025
Chemicals — 1.0%
Air Products and Chemicals, Inc.	48	14,005
Albemarle Corp.	25	3,416
CF Industries Holdings, Inc.	33	3,568
Corteva, Inc.	144	12,151
Dow, Inc.	155	4,230
DuPont de Nemours, Inc.	29	3,976
Ecolab, Inc.	54	15,138
International Flavors & Fragrances, Inc.	55	4,339
Linde plc	99	51,468
LyondellBasell Industries NV, Class A	55	2,916
Mosaic Co. (The)	68	1,445
PPG Industries, Inc.	48	5,799
Sherwin-Williams Co. (The)	49	16,942
		139,393
Commercial Services & Supplies — 0.4%
Cintas Corp.	73	12,407
Copart, Inc. *	190	5,359
Republic Services, Inc., Class A	43	9,141
Rollins, Inc.	63	2,630
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Veralto Corp.	53	4,672
Waste Management, Inc.	79	17,664
		51,873
Communications Equipment — 1.3%
Arista Networks, Inc. *	222	37,628
Ciena Corp. *	30	14,880
Cisco Systems, Inc.	847	99,524
F5, Inc. *	12	5,034
Lumentum Holdings, Inc. *	17	14,320
Motorola Solutions, Inc.	36	14,788
		186,174
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	8	14,942
EMCOR Group, Inc.	9	7,911
Quanta Services, Inc.	32	23,178
		46,031
Construction Materials — 0.2%
CRH plc	143	15,337
Martin Marietta Materials, Inc.	13	7,429
Vulcan Materials Co.	28	8,211
		30,977
Consumer Finance — 0.5%
American Express Co.	114	38,617
Capital One Financial Corp.	134	26,781
Synchrony Financial	72	5,487
		70,885
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	8	6,301
Costco Wholesale Corp.	95	89,029
Dollar General Corp.	47	5,438
Dollar Tree, Inc. *	39	4,699
Kroger Co. (The)	122	6,757
Sysco Corp.	103	8,573
Target Corp.	97	12,725
Walmart, Inc.	940	106,514
		240,036
Containers & Packaging — 0.2%
Amcor plc	99	4,299
Avery Dennison Corp.	16	2,664
Ball Corp.	57	3,564
International Paper Co.	114	4,328
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	19	4,526
Smurfit Westrock plc	113	5,204
		24,585
Distributors — 0.0% ^
Genuine Parts Co.	30	3,483
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,491	30,854
Comcast Corp., Class A	764	18,763
Verizon Communications, Inc.	896	37,924
		87,541
Electric Utilities — 1.4%
Alliant Energy Corp.	55	4,227
American Electric Power Co., Inc.	117	15,968
Constellation Energy Corp.	69	17,032
Duke Energy Corp.	167	21,168
Edison International	83	6,145
Entergy Corp.	98	11,282
Evergy, Inc.	49	4,274
Eversource Energy	81	5,830
Exelon Corp.	220	10,233
FirstEnergy Corp.	112	5,309
NextEra Energy, Inc.	447	39,263
NRG Energy, Inc.	45	6,611
PG&E Corp.	472	7,946
Pinnacle West Capital Corp.	26	2,782
PPL Corp.	161	5,866
Southern Co. (The)	242	23,145
Xcel Energy, Inc.	134	10,753
		197,834
Electrical Equipment — 1.3%
AMETEK, Inc.	49	11,895
Eaton Corp. plc	83	35,494
Emerson Electric Co.	120	17,199
GE Vernova, Inc.	58	67,724
Generac Holdings, Inc. *	13	3,698
Hubbell, Inc.	11	5,930
Rockwell Automation, Inc.	24	11,818
Vertiv Holdings Co., Class A	82	27,588
		181,346
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	264	46,531
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
CDW Corp.	27	3,854
Coherent Corp. *	42	16,555
Corning, Inc.	168	42,913
Flex Ltd. *	79	12,783
Jabil, Inc.	23	8,724
Keysight Technologies, Inc. *	37	12,879
TE Connectivity plc (Switzerland)	62	12,624
Teledyne Technologies, Inc. *	10	6,628
Zebra Technologies Corp., Class A *	10	2,690
		166,181
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	213	11,811
Halliburton Co.	179	6,084
SLB Ltd.	321	14,910
		32,805
Entertainment — 1.0%
Electronic Arts, Inc.	48	9,906
Live Nation Entertainment, Inc. *	34	6,216
Netflix, Inc. *	903	64,494
Take-Two Interactive Software, Inc. *	37	9,334
TKO Group Holdings, Inc.	14	2,719
Walt Disney Co. (The)	373	35,854
Warner Bros Discovery, Inc. *	532	14,174
		142,697
Financial Services — 3.3%
Apollo Global Management, Inc.	99	11,705
Berkshire Hathaway, Inc., Class B *	393	196,790
Block, Inc. *	115	8,725
Corpay, Inc. *	14	4,673
Fidelity National Information Services, Inc.	111	4,311
Fiserv, Inc. *	115	5,611
Global Payments, Inc.	50	3,619
Jack Henry & Associates, Inc.	15	2,099
Mastercard, Inc., Class A	173	88,897
PayPal Holdings, Inc.	189	8,171
Visa, Inc., Class A	356	122,151
		456,752
Food Products — 0.4%
Archer-Daniels-Midland Co.	103	7,899
Bunge Global SA	29	3,109
General Mills, Inc.	114	3,984
Hershey Co. (The)	32	5,579
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Hormel Foods Corp.	63	1,553
J M Smucker Co. (The)	23	2,573
Kraft Heinz Co. (The)	183	4,326
McCormick & Co., Inc. (Non-Voting)	55	2,747
Mondelez International, Inc., Class A	275	15,927
Tyson Foods, Inc., Class A	61	3,465
		51,162
Gas Utilities — 0.1%
Atmos Energy Corp.	36	6,168
Ground Transportation — 0.8%
CSX Corp.	399	18,945
Fedex Freight Holding Co., Inc. *	23	3,521
JB Hunt Transport Services, Inc.	16	4,625
Norfolk Southern Corp.	48	15,157
Old Dominion Freight Line, Inc.	39	8,503
Uber Technologies, Inc. *	437	31,510
Union Pacific Corp.	127	34,642
		116,903
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	374	33,904
Align Technology, Inc. *	14	2,410
Baxter International, Inc. (b)	111	2,362
Becton Dickinson & Co.	59	8,945
Boston Scientific Corp. *	319	13,608
Cooper Cos., Inc. (The) *	42	3,002
Dexcom, Inc. *	83	5,575
Edwards Lifesciences Corp. *	123	11,173
GE HealthCare Technologies, Inc.	98	6,246
IDEXX Laboratories, Inc. *	17	8,908
Insulet Corp. *	15	2,262
Intuitive Surgical, Inc. *	76	30,213
Medtronic plc	275	21,545
ResMed, Inc. (b)	31	6,064
Solventum Corp. *	32	2,436
STERIS plc	21	4,430
Stryker Corp.	74	23,302
Zimmer Biomet Holdings, Inc.	41	3,573
		189,958
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	50	11,935
Cencora, Inc.	42	11,810
Centene Corp. *	101	6,459
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
Cigna Group (The)	57	15,644
CVS Health Corp.	274	28,315
DaVita, Inc. *	7	1,532
Elevance Health, Inc.	46	18,015
HCA Healthcare, Inc.	33	12,988
Henry Schein, Inc. *	21	1,735
Humana, Inc.	26	10,230
Labcorp Holdings, Inc.	17	4,925
McKesson Corp.	26	19,483
Quest Diagnostics, Inc.	24	5,033
UnitedHealth Group, Inc.	195	80,969
Universal Health Services, Inc., Class B	11	1,700
		230,773
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	34	1,778
Healthpeak Properties, Inc.	148	3,165
Ventas, Inc.	104	9,261
Welltower, Inc.	151	34,370
		48,574
Health Care Technology — 0.0% ^
Veeva Systems, Inc., Class A *	32	5,716
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	137	3,240
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A *	90	12,829
Booking Holdings, Inc.	166	29,627
Carnival Corp. Ltd.	276	7,884
Chipotle Mexican Grill, Inc., Class A *	275	9,356
Darden Restaurants, Inc.	25	5,061
Domino's Pizza, Inc.	7	1,943
DoorDash, Inc., Class A *	81	14,980
Expedia Group, Inc.	25	6,285
Hilton Worldwide Holdings, Inc.	49	16,138
Las Vegas Sands Corp.	64	2,954
Marriott International, Inc., Class A	47	17,399
McDonald's Corp.	152	41,199
MGM Resorts International *	41	1,968
Norwegian Cruise Line Holdings Ltd. *	98	2,079
Royal Caribbean Cruises Ltd.	54	16,989
Starbucks Corp.	244	24,983
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Wynn Resorts Ltd.	18	1,747
Yum! Brands, Inc.	59	9,452
		222,873
Household Durables — 0.2%
DR Horton, Inc.	56	9,215
Garmin Ltd.	35	8,353
Lennar Corp., Class A	46	4,178
NVR, Inc. *	1	3,945
PulteGroup, Inc.	41	5,607
		31,298
Household Products — 0.8%
Church & Dwight Co., Inc.	51	4,924
Clorox Co. (The)	26	2,476
Colgate-Palmolive Co.	172	15,737
Kimberly-Clark Corp.	71	7,816
Procter & Gamble Co. (The)	499	73,249
		104,202
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	153	2,243
Vistra Corp.	68	10,785
		13,028
Industrial Conglomerates — 0.2%
3M Co.	112	18,115
Honeywell International, Inc.	68	15,217
		33,332
Industrial REITs — 0.2%
Prologis, Inc.	200	27,094
Insurance — 1.6%
Aflac, Inc.	98	11,522
Allstate Corp. (The)	55	13,139
American International Group, Inc.	114	8,477
Aon plc, Class A	46	15,196
Arch Capital Group Ltd. *	75	7,245
Arthur J Gallagher & Co.	55	12,651
Assurant, Inc.	11	2,854
Brown & Brown, Inc.	63	4,011
Chubb Ltd.	77	26,366
Cincinnati Financial Corp.	33	6,143
Erie Indemnity Co., Class A (b)	5	1,306
Everest Group Ltd.	9	3,033
Globe Life, Inc.	17	2,976
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Hartford Insurance Group, Inc. (The)	59	7,793
Loews Corp.	36	4,098
Marsh & McLennan Cos., Inc.	103	17,226
MetLife, Inc.	116	9,810
Principal Financial Group, Inc.	42	4,545
Progressive Corp. (The)	125	27,382
Prudential Financial, Inc.	74	8,034
Travelers Cos., Inc. (The)	46	15,058
Willis Towers Watson plc	20	5,295
WR Berkley Corp.	63	4,450
		218,610
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	1,258	449,513
Alphabet, Inc., Class C	1,014	358,234
Meta Platforms, Inc., Class A	471	265,356
		1,073,103
IT Services — 0.6%
Accenture plc, Class A	132	16,388
Akamai Technologies, Inc. *	31	3,687
Cognizant Technology Solutions Corp., Class A	102	3,937
Gartner, Inc. *	14	1,861
GoDaddy, Inc., Class A *	28	2,411
International Business Machines Corp.	202	56,697
VeriSign, Inc.	17	4,420
		89,401
Leisure Products — 0.0% ^
Hasbro, Inc.	29	2,381
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	61	8,052
Bio-Techne Corp.	34	2,373
Charles River Laboratories International, Inc. *	10	2,343
Danaher Corp.	135	25,739
IQVIA Holdings, Inc. *	36	6,918
Mettler-Toledo International, Inc. *	4	5,538
Revvity, Inc. (b)	24	2,663
Thermo Fisher Scientific, Inc.	80	39,967
Waters Corp. *	21	7,899
West Pharmaceutical Services, Inc.	15	5,441
		106,933
Machinery — 2.0%
Caterpillar, Inc.	99	105,215
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Cummins, Inc.	30	21,112
Deere & Co.	54	34,181
Dover Corp.	29	6,479
Fortive Corp.	65	3,995
IDEX Corp.	16	3,603
Illinois Tool Works, Inc.	56	15,190
Ingersoll Rand, Inc.	76	6,263
Nordson Corp.	11	3,430
Otis Worldwide Corp.	82	5,894
PACCAR, Inc.	113	13,561
Parker-Hannifin Corp.	27	26,455
Pentair plc	35	2,658
Snap-on, Inc.	11	4,471
Stanley Black & Decker, Inc.	33	3,139
Westinghouse Air Brake Technologies Corp.	37	9,813
Xylem, Inc.	51	6,027
		271,486
Media — 0.1%
Charter Communications, Inc., Class A * (b)	18	2,551
EchoStar Corp., Class A * (b)	29	2,967
Fox Corp., Class A	43	2,232
Fox Corp., Class B	30	1,397
News Corp., Class A	78	1,944
News Corp., Class B (b)	26	725
Omnicom Group, Inc.	61	4,453
Paramount Skydance Corp., Class B	68	667
Trade Desk, Inc. (The), Class A *	91	1,656
		18,592
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	308	19,394
Newmont Corp.	229	21,389
Nucor Corp.	49	10,882
Steel Dynamics, Inc.	29	6,673
		58,338
Multi-Utilities — 0.6%
Ameren Corp.	59	6,711
CenterPoint Energy, Inc. (b)	140	6,180
CMS Energy Corp.	66	5,070
Consolidated Edison, Inc.	79	8,746
Dominion Energy, Inc.	189	12,883
DTE Energy Co.	45	6,800
NiSource, Inc.	103	4,890
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Public Service Enterprise Group, Inc.	107	8,676
Sempra	140	13,000
WEC Energy Group, Inc.	70	8,159
		81,115
Office REITs — 0.0% ^
BXP, Inc.	32	2,110
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	76	2,470
Chevron Corp.	402	66,568
ConocoPhillips	261	27,169
Devon Energy Corp.	247	10,220
Diamondback Energy, Inc.	42	7,319
EOG Resources, Inc.	114	14,823
EQT Corp.	134	7,134
Expand Energy Corp.	51	4,680
Exxon Mobil Corp.	889	121,564
Kinder Morgan, Inc.	420	13,427
Marathon Petroleum Corp.	63	16,011
Occidental Petroleum Corp.	156	7,565
ONEOK, Inc.	135	11,750
Phillips 66	86	14,539
Targa Resources Corp.	46	12,346
Texas Pacific Land Corp.	13	5,439
Valero Energy Corp.	64	16,589
Williams Cos., Inc. (The)	262	19,503
		379,116
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	140	13,129
Southwest Airlines Co.	105	5,391
United Airlines Holdings, Inc. *	70	9,468
		27,988
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	53	4,188
Kenvue, Inc.	412	7,871
		12,059
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	438	25,241
Eli Lilly & Co.	170	203,536
Johnson & Johnson	516	131,145
Merck & Co., Inc.	530	68,081
Pfizer, Inc.	1,222	29,440
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Viatris, Inc.	250	3,967
Zoetis, Inc.	90	6,462
		467,872
Professional Services — 0.3%
Automatic Data Processing, Inc.	86	19,203
Broadridge Financial Solutions, Inc.	25	3,398
Equifax, Inc.	26	4,054
Jacobs Solutions, Inc.	25	3,192
Leidos Holdings, Inc.	27	2,778
Paychex, Inc.	69	6,802
Verisk Analytics, Inc., Class A	28	5,046
		44,473
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	63	8,460
CoStar Group, Inc. *	87	2,481
		10,941
Residential REITs — 0.2%
AvalonBay Communities, Inc.	30	5,623
Camden Property Trust	22	2,469
Equity Residential	73	4,968
Essex Property Trust, Inc.	14	4,019
Invitation Homes, Inc.	117	3,542
Mid-America Apartment Communities, Inc.	25	3,469
UDR, Inc.	63	2,532
		26,622
Retail REITs — 0.3%
Federal Realty Investment Trust	17	2,082
Kimco Realty Corp.	145	3,667
Realty Income Corp.	200	12,394
Regency Centers Corp.	35	2,819
Simon Property Group, Inc.	69	15,558
		36,520
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc. *	350	203,194
Analog Devices, Inc.	105	41,594
Applied Materials, Inc.	170	123,083
Broadcom, Inc.	1,016	383,663
First Solar, Inc. *	23	5,439
Intel Corp. *	1,013	141,509
KLA Corp.	280	84,544
Lam Research Corp.	268	116,247
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc.	188	55,949
Microchip Technology, Inc.	116	10,587
Micron Technology, Inc.	242	279,239
Monolithic Power Systems, Inc.	11	14,569
NVIDIA Corp.	5,196	1,039,595
NXP Semiconductors NV (Netherlands)	54	15,220
ON Semiconductor Corp. *	84	7,948
Qnity Electronics, Inc.	45	7,334
QUALCOMM, Inc.	226	41,781
Skyworks Solutions, Inc. (b)	32	2,187
Teradyne, Inc.	34	16,247
Texas Instruments, Inc.	195	58,191
		2,648,120
Software — 7.5%
Adobe, Inc. *	87	17,776
AppLovin Corp., Class A *	58	29,736
Autodesk, Inc. *	45	8,806
Cadence Design Systems, Inc. *	59	22,206
Crowdstrike Holdings, Inc., Class A *	55	41,669
Datadog, Inc., Class A *	71	18,477
Fair Isaac Corp. *	5	5,944
Fortinet, Inc. *	134	20,522
Gen Digital, Inc.	118	2,943
Intuit, Inc.	59	15,484
Microsoft Corp.	1,593	594,408
Oracle Corp.	364	53,344
Palantir Technologies, Inc., Class A *	493	57,465
Palo Alto Networks, Inc. *	174	59,328
PTC, Inc. *	25	2,815
Roper Technologies, Inc.	22	7,326
Salesforce, Inc.	175	27,491
ServiceNow, Inc. *	221	21,964
Synopsys, Inc. *	41	18,330
Trimble, Inc. *	50	2,559
Tyler Technologies, Inc. *	9	2,645
Workday, Inc., Class A *	44	5,350
		1,036,588
Specialized REITs — 0.7%
American Tower Corp.	100	16,347
Crown Castle, Inc.	93	7,090
Digital Realty Trust, Inc.	71	12,725
Equinix, Inc.	21	22,053
Extra Space Storage, Inc.	45	6,585
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Iron Mountain, Inc.	64	8,061
Public Storage	34	10,788
SBA Communications Corp.	23	4,015
VICI Properties, Inc., Class A	234	6,224
Weyerhaeuser Co.	155	3,703
		97,591
Specialty Retail — 1.5%
AutoZone, Inc. *	4	11,298
Best Buy Co., Inc.	42	3,189
Carvana Co., Class A *	154	10,114
Home Depot, Inc. (The)	214	75,354
Lowe's Cos., Inc.	120	26,490
O'Reilly Automotive, Inc. *	178	16,371
Ross Stores, Inc.	69	14,709
TJX Cos., Inc. (The)	237	35,938
Tractor Supply Co.	112	3,556
Ulta Beauty, Inc. *	9	4,214
Williams-Sonoma, Inc.	25	5,887
		207,120
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	3,151	911,669
Dell Technologies, Inc., Class C	62	26,774
Hewlett Packard Enterprise Co.	284	12,840
HP, Inc.	196	4,304
NetApp, Inc.	42	6,551
Sandisk Corp. *	32	72,230
Seagate Technology Holdings plc	48	46,417
Super Micro Computer, Inc. * (b)	121	3,541
Western Digital Corp.	74	47,226
		1,131,552
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	31	3,023
Lululemon Athletica, Inc. *	23	2,565
NIKE, Inc., Class B	257	10,563
Ralph Lauren Corp.	8	3,328
Tapestry, Inc.	43	6,344
		25,823
Tobacco — 0.6%
Altria Group, Inc.	358	25,774
Philip Morris International, Inc.	335	60,484
		86,258
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — 0.3%
Fastenal Co.	246	11,828
United Rentals, Inc.	14	15,225
WW Grainger, Inc.	9	12,676
		39,729
Water Utilities — 0.0% ^
American Water Works Co., Inc.	42	5,512
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	100	16,743
Total Common Stocks (Cost $3,978,657)		13,827,145
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ *	10	—
Hologic, Inc., CVR ‡ *	49	1
Total Rights (Cost $11)		1
	SHARES (000)
Short-Term Investments — 0.7%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d) (Cost $79,959)	79,959	79,959
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $19,420)	19,420	19,420
Total Short-Term Investments (Cost $99,379)		99,379
Total Investments — 100.2% (Cost $4,078,047)		13,926,525
Liabilities in Excess of Other Assets — (0.2)%		(31,370)
NET ASSETS — 100.0%		13,895,155

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $19,090 (See Note 2.C.).
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	176	09/18/2026	USD	66,414	665

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	June 30, 2026

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.3%
Aerospace & Defense — 3.5%
Howmet Aerospace, Inc.	318	85,520
RTX Corp.	379	71,971
TransDigm Group, Inc.	14	18,118
		175,609
Air Freight & Logistics — 0.4%
FedEx Corp.	57	17,846
Banks — 1.0%
Bank of America Corp.	409	23,299
Citigroup, Inc.	90	12,684
US Bancorp	268	16,169
		52,152
Beverages — 1.7%
Keurig Dr Pepper, Inc.	676	22,117
Monster Beverage Corp. *	56	5,383
PepsiCo, Inc.	447	60,611
		88,111
Biotechnology — 4.2%
AbbVie, Inc.	341	85,705
Regeneron Pharmaceuticals, Inc.	85	53,304
Vertex Pharmaceuticals, Inc. *	150	74,434
		213,443
Broadline Retail — 1.5%
Amazon.com, Inc. *	312	74,381
Building Products — 1.6%
Carrier Global Corp.	11	813
Trane Technologies plc	166	81,474
		82,287
Capital Markets — 0.3%
Intercontinental Exchange, Inc.	132	16,203
Chemicals — 1.3%
Ecolab, Inc.	230	64,037
Communications Equipment — 0.3%
Arista Networks, Inc. *	88	14,980
Construction Materials — 0.4%
Vulcan Materials Co.	71	20,858
Consumer Finance — 1.5%
American Express Co.	209	70,503
Capital One Financial Corp.	30	6,082
		76,585
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	61	56,583
Walmart, Inc.	408	46,250
		102,833
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,220	25,247
Verizon Communications, Inc.	430	18,233
		43,480
Electric Utilities — 3.3%
Entergy Corp.	469	53,843
NextEra Energy, Inc.	859	75,378
Southern Co. (The)	412	39,501
		168,722
Electrical Equipment — 3.7%
Eaton Corp. plc	194	82,537
Emerson Electric Co.	417	59,783
Vertiv Holdings Co., Class A	144	48,137
		190,457
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	312	55,053
Corning, Inc.	60	15,372
		70,425
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	189	10,484
Entertainment — 1.9%
Netflix, Inc. *	466	33,285
Walt Disney Co. (The)	653	62,789
		96,074
Financial Services — 4.0%
Affirm Holdings, Inc., Class A *	74	6,067
Berkshire Hathaway, Inc., Class B *	52	26,237
Corpay, Inc. *	96	31,959
Mastercard, Inc., Class A	132	67,595
Visa, Inc., Class A	209	71,564
		203,422
Food Products — 1.2%
Mondelez International, Inc., Class A	1,084	62,692
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 0.5%
Fedex Freight Holding Co., Inc. *	29	4,303
Union Pacific Corp.	77	21,020
		25,323
Health Care Equipment & Supplies — 2.5%
Edwards Lifesciences Corp. *	110	9,926
Intuitive Surgical, Inc. *	70	27,771
Medtronic plc	343	26,858
Stryker Corp.	197	62,059
		126,614
Health Care Providers & Services — 1.3%
CVS Health Corp.	105	10,864
McKesson Corp.	46	35,105
UnitedHealth Group, Inc.	49	20,339
		66,308
Health Care REITs — 1.3%
Ventas, Inc.	419	37,187
Welltower, Inc.	135	30,768
		67,955
Hotels, Restaurants & Leisure — 4.9%
Chipotle Mexican Grill, Inc., Class A *	1,647	55,986
DoorDash, Inc., Class A *	159	29,348
Hilton Worldwide Holdings, Inc.	91	29,932
McDonald's Corp.	227	61,456
Yum! Brands, Inc.	440	70,370
		247,092
Household Products — 1.1%
Church & Dwight Co., Inc.	220	21,319
Kimberly-Clark Corp. (a)	108	11,903
Procter & Gamble Co. (The)	141	20,681
		53,903
Industrial Conglomerates — 1.4%
3M Co.	445	72,097
Insurance — 2.6%
Aon plc, Class A	131	43,604
Arthur J Gallagher & Co.	169	38,727
Chubb Ltd.	50	16,959
Progressive Corp. (The)	158	34,626
		133,916
INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A	213	76,171
Meta Platforms, Inc., Class A	109	61,294
		137,465
IT Services — 0.7%
Accenture plc, Class A	158	19,621
Cognizant Technology Solutions Corp., Class A	395	15,302
		34,923
Life Sciences Tools & Services — 0.2%
Danaher Corp.	66	12,567
Machinery — 1.6%
Cummins, Inc.	19	13,592
Deere & Co.	59	37,163
Dover Corp.	140	31,478
		82,233
Multi-Utilities — 1.3%
CMS Energy Corp.	192	14,667
Sempra	539	50,018
		64,685
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	187	19,410
EOG Resources, Inc.	567	73,609
Exxon Mobil Corp.	104	14,212
		107,231
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	1,086	62,567
Eli Lilly & Co.	44	52,680
Johnson & Johnson	332	84,200
Merck & Co., Inc.	316	40,659
		240,106
Professional Services — 0.2%
Leidos Holdings, Inc.	109	11,228
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc. *	63	36,816
Analog Devices, Inc.	119	47,190
Broadcom, Inc.	177	66,852
Lam Research Corp.	183	79,191
NVIDIA Corp.	385	77,056
NXP Semiconductors NV (Netherlands)	92	25,733
Texas Instruments, Inc.	103	30,690
		363,528
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 3.9%
Autodesk, Inc. *	128	24,834
Cadence Design Systems, Inc. *	174	65,481
Fortinet, Inc. *	74	11,370
Intuit, Inc.	58	15,250
Microsoft Corp.	175	65,222
Oracle Corp.	111	16,192
		198,349
Specialized REITs — 1.4%
American Tower Corp.	85	13,896
Equinix, Inc.	48	49,585
SBA Communications Corp.	32	5,703
		69,184
Specialty Retail — 4.0%
AutoZone, Inc. *	5	16,756
Best Buy Co., Inc.	193	14,651
Burlington Stores, Inc. *	90	28,478
Lowe's Cos., Inc.	308	67,789
Ross Stores, Inc.	360	76,649
		204,323
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	266	77,023
Hewlett Packard Enterprise Co.	223	10,040
		87,063
Tobacco — 1.6%
Altria Group, Inc.	166	11,924
Philip Morris International, Inc.	376	68,144
		80,068
Water Utilities — 0.1%
American Water Works Co., Inc.	52	6,799
Total Common Stocks (Cost $3,240,471)		4,338,041
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.9%
Barclays Bank PLC, ELN, 47.45%, 7/13/2026, (linked to S&P 500 Index) (b)	6	47,409
Barclays Bank PLC, ELN, 52.20%, 7/24/2026, (linked to S&P 500 Index) (b)	6	45,601
BNP Paribas, ELN, 45.70%, 7/10/2026, (linked to S&P 500 Index) (b)	6	46,884
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas, ELN, 56.15%, 7/21/2026, (linked to S&P 500 Index) (b)	6	48,661
BNP Paribas, ELN, 56.30%, 7/27/2026, (linked to S&P 500 Index) (b)	6	45,287
BNP Paribas, ELN, 57.45%, 7/17/2026, (linked to S&P 500 Index) (b)	7	48,507
BofA Finance LLC, ELN, 59.23%, 8/4/2026, (linked to S&P 500 Index) (b)	6	46,578
Citigroup Global Markets Holdings, Inc., ELN, 62.81%, 7/20/2026, (linked to S&P 500 Index) (b)	7	47,139
GS Finance Corp., ELN, 49.90%, 7/8/2026, (linked to S&P 500 Index) (b)	6	47,087
GS Finance Corp., ELN, 50.10%, 7/7/2026, (linked to S&P 500 Index) (b)	6	47,275
National Bank of Canada, ELN, 51.30%, 7/28/2026, (linked to S&P 500 Index) (b)	6	45,590
National Bank of Canada, ELN, 55.00%, 7/31/2026, (linked to S&P 500 Index) (b)	7	48,596
Royal Bank of Canada, ELN, 47.95%, 7/14/2026, (linked to S&P 500 Index) (b)	6	47,288
Royal Bank of Canada, ELN, 54.71%, 8/7/2026, (linked to S&P 500 Index) (b)	6	45,994
Royal Bank of Canada, ELN, 58.15%, 8/3/2026, (linked to S&P 500 Index) (b)	7	48,647
Total Equity-Linked Notes (Cost $704,956)		706,543
	SHARES (000)
Short-Term Investments — 1.0%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $45,565)	45,565	45,565
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $5,842)	5,842	5,842
Total Short-Term Investments (Cost $51,407)		51,407
Total Investments — 100.2% (Cost $3,996,834)		5,095,991
Liabilities in Excess of Other Assets — (0.2)%		(11,219)
NET ASSETS — 100.0%		5,084,772

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Abbreviations
ELN	Equity-Linked Note
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $5,720 (See Note 2.C.).
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 2.9%
GE Aerospace	6,177	2,308,518
Rocket Lab Corp. *	4,336	440,795
RTX Corp.	4,419	838,413
		3,587,726
Automobiles — 2.9%
Tesla, Inc. *	8,320	3,499,271
Beverages — 1.8%
Coca-Cola Co. (The)	11,773	956,765
Monster Beverage Corp. *	12,675	1,218,315
		2,175,080
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc. *	211	63,582
Amgen, Inc.	613	222,124
Gilead Sciences, Inc.	6,569	829,912
Insmed, Inc. *	2,790	297,484
Natera, Inc. *	5,551	1,506,803
Revolution Medicines, Inc. *	1,368	256,170
		3,176,075
Broadline Retail — 1.0%
Amazon.com, Inc. *	5,113	1,218,624
Capital Markets — 2.5%
Charles Schwab Corp. (The)	4,129	380,990
Goldman Sachs Group, Inc. (The)	2,661	2,690,895
		3,071,885
Communications Equipment — 3.1%
Ciena Corp. *	4,307	2,112,864
Cisco Systems, Inc.	6,320	742,366
Lumentum Holdings, Inc. *	1,104	947,133
		3,802,363
Construction & Engineering — 0.9%
Quanta Services, Inc.	1,586	1,142,198
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	11,809	1,337,451
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A * (a)	1,087	185,737
Electrical Equipment — 3.6%
Bloom Energy Corp., Class A *	2,417	731,650
INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — continued
GE Vernova, Inc.	2,464	2,895,120
Vertiv Holdings Co., Class A	2,260	756,560
		4,383,330
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	5,194	915,864
Celestica, Inc. (Canada) *	1,478	539,232
Corning, Inc.	8,278	2,114,331
		3,569,427
Entertainment — 0.0% ^
Netflix, Inc. *	581	41,458
ROBLOX Corp., Class A *	160	8,735
		50,193
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	1,210	605,478
Mastercard, Inc., Class A	2,401	1,232,781
Visa, Inc., Class A	212	72,819
		1,911,078
Ground Transportation — 0.7%
Union Pacific Corp.	3,004	816,965
Health Care Providers & Services — 0.1%
Hims & Hers Health, Inc. * (a)	1,977	68,541
McKesson Corp.	80	60,515
		129,056
Hotels, Restaurants & Leisure — 0.6%
DoorDash, Inc., Class A *	249	45,949
McDonald's Corp.	2,464	665,978
		711,927
Household Products — 0.2%
Procter & Gamble Co. (The)	1,453	213,052
Industrial Conglomerates — 0.6%
3M Co.	4,751	769,250
Interactive Media & Services — 11.5%
Alphabet, Inc., Class C	33,762	11,929,194
Meta Platforms, Inc., Class A	3,640	2,050,519
		13,979,713
IT Services — 1.3%
Cloudflare, Inc., Class A *	65	15,884
DigitalOcean Holdings, Inc. * (a)	3,334	523,459
International Business Machines Corp.	905	254,628
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	17

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	348	88,582
Twilio, Inc., Class A *	3,318	684,698
		1,567,251
Machinery — 2.7%
Caterpillar, Inc.	2,247	2,392,913
Deere & Co.	1,379	874,805
		3,267,718
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	11,393	716,502
Oil, Gas & Consumable Fuels — 1.1%
Exxon Mobil Corp.	9,419	1,287,803
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,088	62,680
Eli Lilly & Co.	1,977	2,371,307
Johnson & Johnson	6,792	1,724,863
Merck & Co., Inc.	6,659	855,694
		5,014,544
Semiconductors & Semiconductor Equipment — 32.4%
Advanced Micro Devices, Inc. *	7,676	4,458,980
Analog Devices, Inc.	1,696	673,732
Applied Materials, Inc.	4,387	3,171,446
Broadcom, Inc.	11,993	4,530,505
Cerebras Systems, Inc., Class A * (a)	247	54,486
Lam Research Corp.	7,332	3,177,053
Marvell Technology, Inc.	3,269	973,804
Micron Technology, Inc.	4,356	5,028,624
MKS, Inc.	800	355,874
NVIDIA Corp.	63,031	12,611,835
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,242	2,025,957
Teradyne, Inc.	1,292	625,112
Texas Instruments, Inc.	5,906	1,760,485
		39,447,893
Software — 3.2%
AppLovin Corp., Class A *	281	144,991
Crowdstrike Holdings, Inc., Class A *	1,248	952,038
Microsoft Corp.	4,017	1,498,276
Oracle Corp.	982	143,982
Palantir Technologies, Inc., Class A *	358	41,766
Palo Alto Networks, Inc. *	3,150	1,074,178
		3,855,231
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 0.2%
AutoZone, Inc. *	41	130,171
Carvana Co., Class A *	1,785	117,512
		247,683
Technology Hardware, Storage & Peripherals — 11.2%
Apple, Inc.	23,039	6,666,680
Dell Technologies, Inc., Class C	3,896	1,680,903
Sandisk Corp. *	1,240	2,819,516
Western Digital Corp.	3,836	2,450,186
		13,617,285
Tobacco — 1.3%
Philip Morris International, Inc.	8,956	1,620,185
Total Common Stocks (Cost $70,299,962)		120,372,496
Short-Term Investments — 1.2%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $1,264,697)	1,264,662	1,264,662
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $216,483)	216,483	216,483
Total Short-Term Investments (Cost $1,481,180)		1,481,145
Total Investments — 100.1% (Cost $71,781,142)		121,853,641
Liabilities in Excess of Other Assets — (0.1)%		(160,993)
NET ASSETS — 100.0%		121,692,648

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $219,586 (See Note 2.C.).
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	June 30, 2026

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	19

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 0.2%
Honeywell Aerospace, Inc. *	57	12,528
Automobiles — 0.7%
Ford Motor Co.	2,781	38,656
Banks — 9.1%
Bank of America Corp.	2,099	119,618
Citigroup, Inc.	310	43,408
Fifth Third Bancorp	1,922	108,349
Huntington Bancshares, Inc.	1,177	20,866
Truist Financial Corp.	502	25,004
Wells Fargo & Co.	1,821	150,455
		467,700
Biotechnology — 2.1%
AbbVie, Inc.	321	80,689
Biogen, Inc. *	66	14,237
Ionis Pharmaceuticals, Inc. *	163	12,939
		107,865
Broadline Retail — 7.6%
Amazon.com, Inc. *	1,648	392,886
Capital Markets — 1.5%
Charles Schwab Corp. (The)	851	78,512
Chemicals — 2.3%
Albemarle Corp.	357	48,209
Chemours Co. (The)	1,578	32,375
PPG Industries, Inc.	312	37,891
		118,475
Construction Materials — 0.6%
Amrize Ltd.	607	32,373
Consumer Finance — 2.7%
American Express Co.	179	60,406
Capital One Financial Corp.	389	78,069
		138,475
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc. *	364	31,705
Performance Food Group Co. *	688	76,929
		108,634
Containers & Packaging — 0.3%
Ball Corp.	246	15,360
Electric Utilities — 3.2%
NextEra Energy, Inc.	805	70,648
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — continued
PG&E Corp.	912	15,343
Southern Co. (The)	810	77,480
		163,471
Electrical Equipment — 1.8%
Eaton Corp. plc	124	52,784
Emerson Electric Co.	270	38,649
		91,433
Electronic Equipment, Instruments & Components — 2.8%
CDW Corp.	128	17,958
Corning, Inc.	322	82,176
TD SYNNEX Corp.	163	43,694
		143,828
Entertainment — 1.8%
Walt Disney Co. (The)	953	91,708
Financial Services — 4.6%
Affirm Holdings, Inc., Class A *	238	19,415
Berkshire Hathaway, Inc., Class B *	123	61,332
Corpay, Inc. *	127	42,347
Fidelity National Information Services, Inc.	667	25,954
Klarna Group plc (United Kingdom) * (a)	1,296	26,225
Toast, Inc., Class A *	2,232	62,094
		237,367
Food Products — 0.5%
Mondelez International, Inc., Class A	423	24,476
Health Care Equipment & Supplies — 3.6%
Boston Scientific Corp. *	467	19,942
GE HealthCare Technologies, Inc.	1,737	111,181
Medtronic plc	447	34,939
Stryker Corp.	68	21,449
		187,511
Health Care Providers & Services — 5.2%
Cencora, Inc.	161	45,675
Cigna Group (The)	128	35,270
Elevance Health, Inc.	96	37,374
HCA Healthcare, Inc.	95	36,938
Labcorp Holdings, Inc.	185	51,792
UnitedHealth Group, Inc.	153	63,467
		270,516
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.	233	41,583
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp. Ltd.	1,972	56,325
McDonald's Corp.	27	7,280
		105,188
Household Durables — 0.5%
DR Horton, Inc.	166	27,092
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	57	12,688
Insurance — 1.6%
Arthur J Gallagher & Co.	355	81,502
Interactive Media & Services — 2.8%
Meta Platforms, Inc., Class A	255	143,750
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	602	23,324
Life Sciences Tools & Services — 1.7%
Danaher Corp.	160	30,541
IQVIA Holdings, Inc. *	297	57,367
		87,908
Machinery — 6.2%
Dover Corp.	267	59,933
Flowserve Corp.	1,184	87,795
Gates Industrial Corp. plc *	2,742	76,692
Ingersoll Rand, Inc.	450	36,934
Timken Co. (The)	395	57,342
		318,696
Media — 0.7%
Fox Corp., Class A	421	21,952
Nexstar Media Group, Inc.	72	12,913
		34,865
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	300	18,851
Multi-Utilities — 0.3%
Sempra	192	17,837
Oil, Gas & Consumable Fuels — 1.9%
EQT Corp.	1,321	70,249
Range Resources Corp.	690	25,659
		95,908
INVESTMENTS	SHARES (000)	VALUE ($000)

Passenger Airlines — 2.6%
Alaska Air Group, Inc. *	250	13,028
Southwest Airlines Co.	2,331	119,871
		132,899
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	433	24,952
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp., Class A	190	11,542
Genpact Ltd.	538	14,778
		26,320
Real Estate Management & Development — 0.4%
CoStar Group, Inc. *	739	20,932
Residential REITs — 3.7%
AvalonBay Communities, Inc.	550	103,738
Essex Property Trust, Inc.	130	37,996
Mid-America Apartment Communities, Inc.	209	29,020
UDR, Inc.	499	19,911
		190,665
Semiconductors & Semiconductor Equipment — 6.2%
Intel Corp. *	148	20,618
Lam Research Corp.	65	28,198
Micron Technology, Inc.	19	21,656
NVIDIA Corp.	414	82,837
NXP Semiconductors NV (Netherlands)	285	80,089
QUALCOMM, Inc.	375	69,358
Skyworks Solutions, Inc. (a)	220	14,925
		317,681
Software — 4.8%
Guidewire Software, Inc. *	181	22,266
HubSpot, Inc. *	206	37,631
Microsoft Corp.	427	159,036
Roper Technologies, Inc.	38	12,964
ServiceNow, Inc. *	174	17,307
		249,204
Specialty Retail — 1.5%
AutoZone, Inc. *	9	28,389
Gap, Inc. (The)	949	17,722
Tractor Supply Co.	1,007	31,847
		77,958
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	321	92,972
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	21

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.	1,132	51,036
Seagate Technology Holdings plc	28	27,333
Western Digital Corp.	127	81,193
		252,534
Textiles, Apparel & Luxury Goods — 1.0%
Kontoor Brands, Inc.	630	52,507
Trading Companies & Distributors — 1.5%
AerCap Holdings NV (Ireland)	427	62,264
EquipmentShare.com, Inc., Class A * (a)	750	14,740
		77,004
Total Common Stocks (Cost $4,486,941)		5,112,039
Short-Term Investments — 1.3%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $30,681)	30,681	30,681
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $39,323)	39,323	39,323
Total Short-Term Investments (Cost $70,004)		70,004
Total Investments — 100.4% (Cost $4,556,945)		5,182,043
Liabilities in Excess of Other Assets — (0.4)%		(22,067)
NET ASSETS — 100.0%		5,159,976

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $38,041 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	1,587	426,694
Northrop Grumman Corp.	488	248,423
		675,117
Automobiles — 1.1%
Tesla, Inc. *	878	369,352
Banks — 3.3%
US Bancorp	4,740	286,309
Wells Fargo & Co.	10,061	831,442
		1,117,751
Biotechnology — 2.7%
AbbVie, Inc.	2,133	536,761
Regeneron Pharmaceuticals, Inc.	178	111,215
Vertex Pharmaceuticals, Inc. *	496	246,355
		894,331
Broadline Retail — 4.5%
Amazon.com, Inc. *	6,365	1,517,149
Building Products — 1.3%
Carrier Global Corp.	1,674	122,751
Trane Technologies plc	605	297,227
		419,978
Capital Markets — 2.9%
Blackstone, Inc.	3,448	405,727
Morgan Stanley	2,763	577,531
		983,258
Construction Materials — 0.8%
Vulcan Materials Co.	932	274,904
Consumer Finance — 2.3%
American Express Co.	2,307	780,296
Consumer Staples Distribution & Retail — 1.7%
Walmart, Inc.	5,024	569,034
Diversified Telecommunication Services — 1.0%
Space Exploration Technologies Corp., Class A * (a)	2,007	342,843
Electric Utilities — 3.7%
Entergy Corp.	2,071	237,894
NextEra Energy, Inc.	8,767	769,479
Southern Co. (The)	2,393	228,977
		1,236,350
Electrical Equipment — 1.2%
Eaton Corp. plc	901	383,894
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	1,412	249,021
Corning, Inc.	1,205	307,754
		556,775
Energy Equipment & Services — 1.9%
Baker Hughes Co., Class A	11,587	643,084
Entertainment — 1.5%
Walt Disney Co. (The)	5,249	505,207
Financial Services — 3.3%
Affirm Holdings, Inc., Class A *	1,760	143,524
Mastercard, Inc., Class A	1,860	955,321
		1,098,845
Food Products — 0.7%
Mondelez International, Inc., Class A	4,256	246,172
Ground Transportation — 0.8%
Canadian Pacific Kansas City Ltd. (Canada) (a)	2,940	254,771
Health Care Equipment & Supplies — 2.8%
Edwards Lifesciences Corp. *	3,176	287,293
Medtronic plc	3,069	240,123
Stryker Corp.	1,336	420,591
		948,007
Hotels, Restaurants & Leisure — 2.8%
Chipotle Mexican Grill, Inc., Class A *	2,891	98,297
DoorDash, Inc., Class A *	1,102	203,355
Marriott International, Inc., Class A	528	195,598
McDonald's Corp.	1,574	425,430
		922,680
Industrial REITs — 0.7%
Prologis, Inc.	1,641	222,271
Insurance — 2.8%
Aon plc, Class A	819	271,656
Arthur J Gallagher & Co.	1,582	363,085
Progressive Corp. (The)	1,352	295,403
		930,144
Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	6,307	2,253,695
Meta Platforms, Inc., Class A	1,342	756,080
		3,009,775
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	426	213,521
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	23

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 0.7%
Deere & Co.	359	228,011
Oil, Gas & Consumable Fuels — 1.0%
ConocoPhillips	3,284	341,426
Pharmaceuticals — 2.0%
Eli Lilly & Co.	551	660,350
Semiconductors & Semiconductor Equipment — 20.1%
Advanced Micro Devices, Inc. *	1,308	759,643
ASML Holding NV (Registered), NYRS (Netherlands)	199	396,477
Broadcom, Inc.	3,488	1,317,610
Micron Technology, Inc.	926	1,069,317
NVIDIA Corp.	13,162	2,633,647
NXP Semiconductors NV (Netherlands)	1,896	532,704
		6,709,398
Software — 6.0%
Cadence Design Systems, Inc. *	599	224,736
Crowdstrike Holdings, Inc., Class A *	354	270,145
Intuit, Inc.	444	115,930
Microsoft Corp.	2,922	1,089,974
Oracle Corp.	210	30,692
Palantir Technologies, Inc., Class A *	2,302	268,611
		2,000,088
Specialty Retail — 2.7%
AutoZone, Inc. *	113	360,633
Lowe's Cos., Inc.	2,508	552,983
		913,616
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	6,540	1,892,474
Western Digital Corp.	772	492,890
		2,385,364
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	260	294,847
Water Utilities — 0.4%
American Water Works Co., Inc.	1,011	133,044
Total Common Stocks (Cost $17,076,348)		32,781,653
Short-Term Investments — 0.7%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $81,248)	81,248	81,248
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $148,162)	148,162	148,162
Total Short-Term Investments (Cost $229,410)		229,410
Total Investments — 98.7% (Cost $17,305,758)		33,011,063
Other Assets in Excess of Liabilities — 1.3%		438,130
NET ASSETS — 100.0%		33,449,193

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $150,997 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	June 30, 2026

Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	920	09/18/2026	USD	347,162	(283)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	25

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 84.6%
Aerospace & Defense — 2.7%
GE Aerospace	58	21,702
Howmet Aerospace, Inc.	35	9,427
RTX Corp.	63	12,015
		43,144
Automobiles — 2.2%
Tesla, Inc. *	83	35,062
Banks — 0.3%
Bank of America Corp.	74	4,242
Beverages — 0.2%
PepsiCo, Inc.	27	3,636
Biotechnology — 1.5%
AbbVie, Inc.	48	11,976
Neurocrine Biosciences, Inc. *	22	3,737
Regeneron Pharmaceuticals, Inc.	8	4,651
Vertex Pharmaceuticals, Inc. *	6	3,148
		23,512
Broadline Retail — 1.7%
Amazon.com, Inc. *	114	27,084
Building Products — 0.6%
Trane Technologies plc	19	9,385
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	29	4,132
Charles Schwab Corp. (The)	106	9,829
Evercore, Inc., Class A	5	1,636
Goldman Sachs Group, Inc. (The)	6	5,777
Interactive Brokers Group, Inc., Class A	69	6,024
Morgan Stanley	29	6,005
		33,403
Chemicals — 0.2%
Linde plc	8	3,893
Communications Equipment — 0.7%
Ciena Corp. *	22	10,691
Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	4	8,923
Quanta Services, Inc.	9	6,342
		15,265
Consumer Finance — 0.2%
Capital One Financial Corp.	14	2,902
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 0.4%
Costco Wholesale Corp.	7	6,631
Diversified Telecommunication Services — 0.3%
Space Exploration Technologies Corp., Class A *	27	4,524
Electric Utilities — 0.3%
NextEra Energy, Inc.	50	4,365
Electrical Equipment — 1.7%
Bloom Energy Corp., Class A *	27	8,168
GE Vernova, Inc.	6	7,639
Vertiv Holdings Co., Class A	36	11,974
		27,781
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	68	12,033
Entertainment — 0.8%
Netflix, Inc. *	189	13,489
Financial Services — 1.8%
Mastercard, Inc., Class A	42	21,718
Visa, Inc., Class A	22	7,578
		29,296
Ground Transportation — 0.4%
Uber Technologies, Inc. *	56	4,034
Union Pacific Corp.	6	1,746
		5,780
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp. *	40	1,698
Intuitive Surgical, Inc. *	6	2,405
Stryker Corp.	14	4,309
		8,412
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	31	7,418
Cigna Group (The)	9	2,423
		9,841
Health Care REITs — 0.3%
Ventas, Inc.	55	4,848
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc., Class A *	127	4,310
DoorDash, Inc., Class A *	30	5,637
Expedia Group, Inc.	38	9,669
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	29	9,550
McDonald's Corp.	10	2,782
		31,948
Industrial REITs — 0.2%
Prologis, Inc.	25	3,434
Interactive Media & Services — 12.5%
Alphabet, Inc., Class A	357	127,807
Alphabet, Inc., Class C	106	37,415
Meta Platforms, Inc., Class A	60	33,625
		198,847
IT Services — 0.4%
International Business Machines Corp.	23	6,581
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc. *	13	2,422
Machinery — 0.3%
Cummins, Inc.	7	4,739
Metals & Mining — 0.2%
Southern Copper Corp. (Mexico)	15	2,550
Oil, Gas & Consumable Fuels — 0.1%
Devon Energy Corp.	57	2,369
Pharmaceuticals — 2.3%
Eli Lilly & Co.	20	24,509
Jazz Pharmaceuticals plc *	9	2,103
Johnson & Johnson	33	8,435
Zoetis, Inc.	19	1,372
		36,419
Semiconductors & Semiconductor Equipment — 29.1%
Advanced Micro Devices, Inc. *	99	57,360
Analog Devices, Inc.	9	3,696
Applied Materials, Inc.	40	29,182
Broadcom, Inc.	164	62,032
Cerebras Systems, Inc., Class A *	16	3,423
Credo Technology Group Holding Ltd. *	9	2,543
Intel Corp. *	14	1,973
KLA Corp.	28	8,470
Lam Research Corp.	109	47,324
Micron Technology, Inc.	27	30,790
NVIDIA Corp.	1,000	200,041
NXP Semiconductors NV (Netherlands)	5	1,447
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	15	6,928
Teradyne, Inc.	16	7,919
		463,128
Software — 5.8%
AppLovin Corp., Class A *	9	4,537
Autodesk, Inc. *	13	2,633
Cadence Design Systems, Inc. *	18	6,880
Crowdstrike Holdings, Inc., Class A *	8	5,980
Intuit, Inc.	25	6,668
Microsoft Corp.	112	41,623
Nutanix, Inc., Class A *	34	1,734
Oracle Corp.	24	3,469
Palantir Technologies, Inc., Class A *	51	5,997
Rubrik, Inc., Class A *	33	2,676
Salesforce, Inc.	10	1,584
ServiceNow, Inc. *	68	6,714
Zoom Communications, Inc., Class A *	13	1,084
		91,579
Specialty Retail — 0.9%
Lowe's Cos., Inc.	38	8,276
TJX Cos., Inc. (The)	38	5,761
		14,037
Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc.	333	96,263
Hewlett Packard Enterprise Co.	181	8,159
Sandisk Corp. *	2	4,479
Seagate Technology Holdings plc	9	9,136
Western Digital Corp.	39	24,626
		142,663
Tobacco — 0.3%
Philip Morris International, Inc.	25	4,544
Total Common Stocks (Cost $589,691)		1,344,479
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	27

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.5%
Investment Companies — 6.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $103,813)	103,809	103,809
Total Investments — 91.1% (Cost $693,504)		1,448,288
Other Assets in Excess of Liabilities — 8.9%		141,224
NET ASSETS — 100.0%		1,589,512

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	552	09/18/2026	USD	139,457	16
S&P 500 E-Mini Index	294	09/18/2026	USD	110,941	923
					939

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 121.2%
Common Stocks — 120.0%
Aerospace & Defense — 3.9%
Howmet Aerospace, Inc. (a)	203	54,516
RTX Corp. (a)	301	57,177
TransDigm Group, Inc.	24	31,324
		143,017
Air Freight & Logistics — 0.1%
FedEx Corp.	14	4,453
Automobiles — 0.5%
General Motors Co.	42	3,252
Tesla, Inc. * (a)	33	13,620
		16,872
Banks — 4.1%
Bank of America Corp.	396	22,590
Citigroup, Inc.	81	11,373
Fifth Third Bancorp	678	38,203
US Bancorp	427	25,796
Wells Fargo & Co. (a)	659	54,453
		152,415
Beverages — 0.8%
Keurig Dr Pepper, Inc.	78	2,562
PepsiCo, Inc.	191	25,811
		28,373
Biotechnology — 2.8%
AbbVie, Inc. (a)	215	54,069
Biogen, Inc. *	38	8,286
Insmed, Inc. *	15	1,565
Neurocrine Biosciences, Inc. *	12	2,020
Regeneron Pharmaceuticals, Inc.	22	13,603
Vertex Pharmaceuticals, Inc. * (a)	45	22,457
		102,000
Broadline Retail — 5.1%
Amazon.com, Inc. * (a)	798	190,267
Building Products — 1.6%
Masco Corp.	41	3,336
Trane Technologies plc	112	55,235
		58,571
Capital Markets — 2.9%
Ameriprise Financial, Inc. (a)	8	3,681
Blackstone, Inc. (a)	79	9,295
Charles Schwab Corp. (The) (a)	194	17,874
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)	11	10,846
Intercontinental Exchange, Inc.	33	4,061
Morgan Stanley	202	42,359
MSCI, Inc.	29	16,299
State Street Corp.	27	4,638
		109,053
Chemicals — 1.5%
Albemarle Corp.	28	3,773
Ecolab, Inc.	135	37,669
Linde plc	26	13,643
PPG Industries, Inc.	18	2,136
		57,221
Communications Equipment — 0.4%
Arista Networks, Inc. *	76	12,947
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	19	10,934
Consumer Finance — 0.9%
American Express Co.	72	24,272
Capital One Financial Corp. (a)	54	10,807
		35,079
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	14	12,687
Walmart, Inc.	200	22,655
		35,342
Diversified Telecommunication Services — 0.4%
Comcast Corp., Class A	229	5,630
Space Exploration Technologies Corp., Class A *	65	10,997
		16,627
Electric Utilities — 3.5%
Entergy Corp. (a)	382	43,885
NextEra Energy, Inc. (a)	634	55,642
Southern Co. (The) (a)	320	30,621
		130,148
Electrical Equipment — 1.4%
Eaton Corp. plc	72	30,692
Innio NV (Germany) *	182	7,178
Vertiv Holdings Co., Class A	46	15,568
		53,438
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	29

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	269	47,389
Corning, Inc.	174	44,617
		92,006
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A (a)	237	13,144
Entertainment — 1.8%
Spotify Technology SA *	4	1,895
Take-Two Interactive Software, Inc. *	28	6,893
Walt Disney Co. (The)	405	38,996
Warner Music Group Corp., Class A	648	17,550
		65,334
Financial Services — 4.0%
Affirm Holdings, Inc., Class A *	203	16,556
Corpay, Inc. *	124	41,345
Fidelity National Information Services, Inc.	63	2,443
Mastercard, Inc., Class A (a)	167	85,939
WEX, Inc. *	20	2,791
		149,074
Ground Transportation — 1.4%
Canadian Pacific Kansas City Ltd. (Canada)	144	12,464
CSX Corp.	698	33,158
Fedex Freight Holding Co., Inc. *	7	1,074
XPO, Inc. *	18	3,810
		50,506
Health Care Equipment & Supplies — 1.5%
Dexcom, Inc. *	25	1,705
Edwards Lifesciences Corp. *	193	17,412
Intuitive Surgical, Inc. *	18	7,270
Stryker Corp.	98	30,744
		57,131
Health Care Providers & Services — 1.7%
Cencora, Inc.	26	7,335
Tenet Healthcare Corp. *	21	3,994
UnitedHealth Group, Inc.	129	53,351
		64,680
Health Care REITs — 1.4%
Ventas, Inc.	403	35,774
Welltower, Inc.	75	17,145
		52,919
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — 4.1%
Booking Holdings, Inc.	56	9,949
Chipotle Mexican Grill, Inc., Class A *	307	10,422
Darden Restaurants, Inc.	17	3,598
DoorDash, Inc., Class A *	206	37,956
Expedia Group, Inc.	60	15,344
Hilton Worldwide Holdings, Inc.	76	25,224
McDonald's Corp. (a)	113	30,545
Royal Caribbean Cruises Ltd.	42	13,236
Yum! Brands, Inc.	42	6,791
		153,065
Household Products — 0.7%
Church & Dwight Co., Inc.	267	25,839
Industrial Conglomerates — 1.2%
3M Co. (a)	266	43,072
Insurance — 1.7%
Aon plc, Class A	158	52,602
Progressive Corp. (The)	51	11,086
		63,688
Interactive Media & Services — 8.2%
Alphabet, Inc., Class C	109	38,456
Alphabet, Inc., Class A (a)	499	178,445
Meta Platforms, Inc., Class A	157	88,556
		305,457
IT Services — 0.4%
Accenture plc, Class A	29	3,631
Shopify, Inc., Class A (Canada) *	111	12,686
		16,317
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	49	24,601
Waters Corp. *	69	25,754
		50,355
Machinery — 2.8%
Caterpillar, Inc.	13	14,430
Donaldson Co., Inc.	78	7,054
Dover Corp.	172	38,481
IDEX Corp.	18	4,091
Ingersoll Rand, Inc.	136	11,119
Parker-Hannifin Corp.	29	28,051
		103,226
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.2%
Omnicom Group, Inc.	88	6,390
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	59	3,699
Multi-Utilities — 1.4%
Ameren Corp.	66	7,478
Dominion Energy, Inc.	69	4,688
NiSource, Inc.	121	5,742
Sempra	358	33,233
		51,141
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc.	11	2,527
ConocoPhillips	219	22,774
EOG Resources, Inc. (a)	172	22,253
EQT Corp.	322	17,125
Exxon Mobil Corp.	298	40,783
Marathon Petroleum Corp.	25	6,474
Targa Resources Corp.	22	6,025
Valero Energy Corp.	17	4,471
Williams Cos., Inc. (The)	77	5,695
		128,127
Passenger Airlines — 0.3%
Delta Air Lines, Inc. (a)	80	7,505
United Airlines Holdings, Inc. *	34	4,640
		12,145
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	368	21,167
Elanco Animal Health, Inc. *	147	3,618
Eli Lilly & Co.	30	36,153
Johnson & Johnson	279	70,890
		131,828
Semiconductors & Semiconductor Equipment — 23.2%
Advanced Micro Devices, Inc. *	90	52,474
Analog Devices, Inc.	44	17,535
ASML Holding NV (Registered), NYRS (Netherlands)	12	22,700
Broadcom, Inc.	328	123,922
Cerebras Systems, Inc., Class A *	15	3,276
Intel Corp. *	104	14,573
Lam Research Corp.	240	104,005
Micron Technology, Inc.	90	104,096
NVIDIA Corp. (a)	1,576	315,409
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	101	28,249
ON Semiconductor Corp. *	59	5,616
Skyworks Solutions, Inc.	44	2,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	80	38,345
Texas Instruments, Inc.	86	25,504
		858,679
Software — 7.8%
Autodesk, Inc. *	28	5,455
Cadence Design Systems, Inc. *	64	23,907
Crowdstrike Holdings, Inc., Class A *	27	20,651
Fortinet, Inc. *	36	5,475
Microsoft Corp. (a)	475	177,241
Palantir Technologies, Inc., Class A *	78	9,093
Palo Alto Networks, Inc. *	75	25,706
Salesforce, Inc.	125	19,511
ServiceNow, Inc. *	26	2,626
		289,665
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	27	4,900
Equinix, Inc.	20	20,293
		25,193
Specialty Retail — 4.0%
AutoZone, Inc. *	10	30,604
Burlington Stores, Inc. * (a)	119	37,735
Lowe's Cos., Inc. (a)	288	63,476
O'Reilly Automotive, Inc. *	69	6,401
Ross Stores, Inc.	52	11,034
		149,250
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. (a)	672	194,557
Hewlett Packard Enterprise Co.	440	19,827
Seagate Technology Holdings plc	6	5,543
Western Digital Corp.	80	51,300
		271,227
Tobacco — 0.6%
Philip Morris International, Inc.	118	21,272
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	16	18,383
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	31

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Water Utilities — 0.4%
American Water Works Co., Inc.	103	13,497
Total Common Stocks (Cost $2,531,344)		4,443,066
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c)(Cost $46,467)	46,467	46,467
Total Long Positions (Cost $2,577,811)		4,489,533
Short Positions — (21.1)%
Common Stocks — (21.1)%
Aerospace & Defense — (0.4)%
Honeywell Aerospace, Inc. *	(25)	(5,460)
Lockheed Martin Corp.	(7)	(3,557)
Northrop Grumman Corp.	(14)	(7,367)
(16,384)
Air Freight & Logistics — (0.1)%
CH Robinson Worldwide, Inc.	(21)	(3,924)
Automobiles — (0.1)%
Ford Motor Co.	(232)	(3,219)
Banks — (0.6)%
Citizens Financial Group, Inc.	(104)	(7,271)
PNC Financial Services Group, Inc. (The)	(61)	(15,145)
(22,416)
Beverages — (0.1)%
Coca-Cola Co. (The)	(22)	(1,772)
Molson Coors Beverage Co., Class B	(85)	(3,300)
(5,072)
Biotechnology — (0.6)%
Amgen, Inc.	(29)	(10,664)
Incyte Corp. *	(42)	(4,762)
Moderna, Inc. *	(119)	(8,332)
(23,758)
Broadline Retail — (0.5)%
eBay, Inc.	(159)	(17,744)
Building Products — (0.1)%
Lennox International, Inc.	(5)	(2,966)
Capital Markets — (0.5)%
Blackrock, Inc.	(3)	(3,252)
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Carlyle Group, Inc. (The)	(64)	(2,702)
Cboe Global Markets, Inc.	(18)	(4,277)
Coinbase Global, Inc., Class A *	(20)	(2,896)
FactSet Research Systems, Inc.	(8)	(1,829)
LPL Financial Holdings, Inc.	(16)	(4,577)
(19,533)
Chemicals — (0.5)%
Air Products and Chemicals, Inc.	(17)	(4,842)
Celanese Corp., Class A	(79)	(3,631)
Dow, Inc.	(138)	(3,786)
Eastman Chemical Co.	(87)	(5,805)
(18,064)
Commercial Services & Supplies — (0.9)%
Cintas Corp.	(20)	(3,486)
Republic Services, Inc., Class A	(34)	(7,227)
Veralto Corp.	(116)	(10,290)
Waste Management, Inc.	(64)	(14,222)
(35,225)
Communications Equipment — (0.5)%
Cisco Systems, Inc.	(158)	(18,519)
Consumer Finance — (0.3)%
Synchrony Financial	(164)	(12,450)
Consumer Staples Distribution & Retail — (0.9)%
Dollar General Corp.	(18)	(2,028)
Dollar Tree, Inc. *	(146)	(17,673)
Sysco Corp.	(27)	(2,302)
Target Corp.	(76)	(9,907)
(31,910)
Distributors — (0.1)%
Pool Corp.	(23)	(4,994)
Electric Utilities — (2.1)%
American Electric Power Co., Inc.	(94)	(12,816)
Duke Energy Corp.	(117)	(14,851)
Eversource Energy	(200)	(14,443)
Exelon Corp.	(337)	(15,689)
FirstEnergy Corp.	(112)	(5,332)
PPL Corp.	(324)	(11,793)
Xcel Energy, Inc.	(39)	(3,168)
(78,092)
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Entertainment — (0.2)%
TKO Group Holdings, Inc.	(37)	(7,372)
Financial Services — (1.1)%
Berkshire Hathaway, Inc., Class B *	(7)	(3,638)
Block, Inc. *	(169)	(12,843)
PayPal Holdings, Inc.	(254)	(10,944)
Voya Financial, Inc.	(103)	(9,354)
Western Union Co. (The)	(366)	(2,817)
(39,596)
Food Products — (0.4)%
Campbell's Co. (The)	(236)	(5,265)
Conagra Brands, Inc.	(217)	(2,921)
General Mills, Inc.	(89)	(3,115)
Kraft Heinz Co. (The)	(232)	(5,469)
(16,770)
Health Care Equipment & Supplies — (0.5)%
Dentsply Sirona, Inc.	(208)	(2,213)
Medline, Inc., Class A *	(103)	(4,052)
Medtronic plc	(55)	(4,278)
Zimmer Biomet Holdings, Inc.	(72)	(6,240)
(16,783)
Health Care Providers & Services — (0.2)%
HCA Healthcare, Inc.	(9)	(3,684)
McKesson Corp.	(5)	(3,637)
(7,321)
Hotels, Restaurants & Leisure — (0.4)%
Starbucks Corp.	(137)	(13,986)
Household Durables — (0.4)%
DR Horton, Inc.	(11)	(1,883)
Mohawk Industries, Inc. *	(27)	(3,314)
NVR, Inc. *	(1)	(4,531)
Toll Brothers, Inc.	(26)	(4,251)
(13,979)
Household Products — (0.2)%
Clorox Co. (The)	(28)	(2,713)
Procter & Gamble Co. (The)	(23)	(3,295)
(6,008)
Industrial Conglomerates — (0.1)%
Honeywell International, Inc.	(25)	(5,530)
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — (1.2)%
Allstate Corp. (The)	(69)	(16,411)
American International Group, Inc.	(71)	(5,261)
Kinsale Capital Group, Inc.	(13)	(4,405)
Ryan Specialty Holdings, Inc.	(128)	(4,822)
Travelers Cos., Inc. (The)	(6)	(1,924)
WR Berkley Corp.	(146)	(10,302)
(43,125)
IT Services — (0.2)%
Cognizant Technology Solutions Corp., Class A	(87)	(3,374)
EPAM Systems, Inc. *	(12)	(958)
International Business Machines Corp.	(7)	(1,963)
(6,295)
Life Sciences Tools & Services — (0.1)%
Agilent Technologies, Inc.	(29)	(3,798)
Machinery — (1.1)%
Illinois Tool Works, Inc.	(54)	(14,733)
Otis Worldwide Corp.	(151)	(10,798)
Snap-on, Inc.	(27)	(11,006)
Stanley Black & Decker, Inc.	(42)	(3,934)
(40,471)
Media — (0.2)%
Paramount Skydance Corp., Class B	(399)	(3,932)
Sirius XM Holdings, Inc.	(65)	(1,917)
(5,849)
Multi-Utilities — (0.3)%
Consolidated Edison, Inc.	(95)	(10,547)
Oil, Gas & Consumable Fuels — (1.2)%
APA Corp.	(179)	(5,833)
Chevron Corp.	(29)	(4,830)
Diamondback Energy, Inc.	(7)	(1,295)
Enbridge, Inc. (Canada)	(186)	(10,057)
Kinder Morgan, Inc.	(168)	(5,387)
Occidental Petroleum Corp.	(170)	(8,249)
ONEOK, Inc.	(85)	(7,349)
(43,000)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(91)	(4,698)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	33

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Pharmaceuticals — (0.3)%
Merck & Co., Inc.	(27)	(3,453)
Pfizer, Inc.	(332)	(7,999)
(11,452)
Professional Services — (0.7)%
Automatic Data Processing, Inc.	(41)	(9,195)
Paychex, Inc.	(107)	(10,577)
Verisk Analytics, Inc., Class A	(32)	(5,669)
(25,441)
Retail REITs — (0.4)%
NNN REIT, Inc.	(123)	(5,718)
Realty Income Corp.	(155)	(9,594)
(15,312)
Semiconductors & Semiconductor Equipment — (1.0)%
ARM Holdings plc *	(10)	(3,461)
Marvell Technology, Inc.	(17)	(5,178)
Microchip Technology, Inc.	(153)	(13,963)
Monolithic Power Systems, Inc.	(8)	(10,662)
QUALCOMM, Inc.	(19)	(3,541)
(36,805)
Software — (0.6)%
Adobe, Inc. *	(19)	(3,887)
Fair Isaac Corp. *	(5)	(5,362)
Synopsys, Inc. *	(18)	(8,012)
Workday, Inc., Class A *	(42)	(5,184)
(22,445)
Specialty Retail — (0.4)%
Home Depot, Inc. (The)	(40)	(13,965)
Technology Hardware, Storage & Peripherals — (1.1)%
HP, Inc.	(570)	(12,509)
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
NetApp, Inc.	(91)	(14,124)
Sandisk Corp. *	(5)	(9,702)
Super Micro Computer, Inc. *	(118)	(3,459)
(39,794)
Textiles, Apparel & Luxury Goods — (0.1)%
NIKE, Inc., Class B	(131)	(5,385)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(248)	(11,897)
Total Common Stocks (Proceeds $(759,951))		(781,894)
Total Short Positions (Proceeds $(759,951))		(781,894)
Total Investments — 100.1% (Cost $1,817,860)		3,707,639
Liabilities in Excess of Other Assets — (0.1)%		(3,841)
Net Assets — 100.0%		3,703,798

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,062,705.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%
Aerospace & Defense — 2.2%
Howmet Aerospace, Inc.	364	97,887
RTX Corp.	566	107,377
Textron, Inc.	208	19,066
TransDigm Group, Inc.	30	39,834
		264,164
Air Freight & Logistics — 0.3%
FedEx Corp.	107	33,375
Automobile Components — 0.0% ^
Aptiv plc *	91	5,588
Automobiles — 1.5%
Tesla, Inc. *	428	180,181
Banks — 3.3%
Bank of America Corp.	2,114	120,439
Citigroup, Inc.	526	73,677
Fifth Third Bancorp	854	48,108
US Bancorp	893	53,934
Wells Fargo & Co.	1,119	92,495
		388,653
Beverages — 1.0%
Keurig Dr Pepper, Inc.	895	29,293
PepsiCo, Inc.	704	95,334
		124,627
Biotechnology — 2.0%
AbbVie, Inc.	539	135,620
Neurocrine Biosciences, Inc. *	57	9,563
Regeneron Pharmaceuticals, Inc.	75	46,972
Vertex Pharmaceuticals, Inc. *	81	40,241
		232,396
Broadline Retail — 4.0%
Amazon.com, Inc. *	2,009	478,789
Building Products — 1.1%
Masco Corp.	239	19,411
Trane Technologies plc	233	114,696
		134,107
Capital Markets — 1.5%
Blackstone, Inc.	179	21,092
Charles Schwab Corp. (The)	857	79,085
Intercontinental Exchange, Inc.	126	15,419
Morgan Stanley	312	65,261
		180,857
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.3%
Ecolab, Inc.	272	75,783
Linde plc	90	46,718
PPG Industries, Inc.	225	27,229
		149,730
Communications Equipment — 0.8%
Arista Networks, Inc. *	310	52,666
Ciena Corp. *	25	12,397
Cisco Systems, Inc.	222	26,086
		91,149
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	5	9,385
Quanta Services, Inc.	17	12,116
		21,501
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	32	18,457
Vulcan Materials Co.	77	22,586
		41,043
Consumer Finance — 0.8%
American Express Co.	145	48,873
Capital One Financial Corp.	245	49,242
		98,115
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	25	23,850
Walmart, Inc.	608	68,826
		92,676
Containers & Packaging — 0.0% ^
Ball Corp.	47	2,912
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	3,165	65,519
Space Exploration Technologies Corp., Class A *	68	11,618
Verizon Communications, Inc.	424	17,961
		95,098
Electric Utilities — 1.6%
Entergy Corp.	435	49,913
NextEra Energy, Inc.	1,100	96,525
Southern Co. (The)	478	45,788
		192,226
Electrical Equipment — 1.5%
Eaton Corp. plc	129	54,799
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	35

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	196	28,075
GE Vernova, Inc.	40	46,824
Vertiv Holdings Co., Class A	141	47,382
		177,080
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	441	77,717
Coherent Corp. *	19	7,413
Corning, Inc.	223	57,024
		142,154
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	764	42,403
Entertainment — 0.8%
Netflix, Inc. *	412	29,402
Walt Disney Co. (The)	649	62,473
Warner Music Group Corp., Class A	285	7,715
		99,590
Financial Services — 4.4%
Affirm Holdings, Inc., Class A *	426	34,699
Apollo Global Management, Inc.	167	19,764
Berkshire Hathaway, Inc., Class B *	285	142,857
Corpay, Inc. *	130	43,382
Fidelity National Information Services, Inc.	620	24,111
Mastercard, Inc., Class A	264	135,406
Toast, Inc., Class A *	554	15,401
Visa, Inc., Class A	312	107,140
WEX, Inc. *	25	3,565
		526,325
Food Products — 0.5%
Mondelez International, Inc., Class A	1,004	58,056
Ground Transportation — 0.3%
Fedex Freight Holding Co., Inc. *	53	8,047
Union Pacific Corp.	112	30,319
		38,366
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp. *	679	28,978
Edwards Lifesciences Corp. *	510	46,121
Medtronic plc	423	33,108
Stryker Corp.	202	63,686
		171,893
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 1.6%
Cencora, Inc.	68	19,322
Cigna Group (The)	135	37,254
Humana, Inc.	68	26,936
McKesson Corp.	32	24,051
UnitedHealth Group, Inc.	207	85,902
		193,465
Health Care REITs — 0.9%
Ventas, Inc.	670	59,534
Welltower, Inc.	190	43,119
		102,653
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	192	34,291
Carnival Corp. Ltd.	1,034	29,558
Chipotle Mexican Grill, Inc., Class A *	1,492	50,726
DoorDash, Inc., Class A *	137	25,239
Expedia Group, Inc.	92	23,577
Hilton Worldwide Holdings, Inc.	162	53,457
McDonald's Corp.	282	76,237
Yum! Brands, Inc.	305	48,692
		341,777
Household Durables — 0.1%
Lennar Corp., Class A	91	8,261
Household Products — 0.2%
Church & Dwight Co., Inc.	167	16,206
Kimberly-Clark Corp.	60	6,546
		22,752
Industrial Conglomerates — 0.8%
3M Co.	577	93,424
Insurance — 1.6%
Aon plc, Class A	238	78,830
Arch Capital Group Ltd. *	151	14,660
Arthur J Gallagher & Co.	258	59,287
Chubb Ltd.	26	8,750
MetLife, Inc.	58	4,927
Progressive Corp. (The)	113	24,744
		191,198
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	1,081	386,445
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C	779	275,129
Meta Platforms, Inc., Class A	422	237,851
		899,425
IT Services — 0.5%
Accenture plc, Class A	298	37,090
Cognizant Technology Solutions Corp., Class A	313	12,105
International Business Machines Corp.	33	9,307
		58,502
Life Sciences Tools & Services — 0.6%
Danaher Corp.	64	12,167
IQVIA Holdings, Inc. *	39	7,591
Thermo Fisher Scientific, Inc.	45	22,596
Waters Corp. *	66	24,760
		67,114
Machinery — 1.2%
Caterpillar, Inc.	8	8,513
Deere & Co.	113	71,706
Dover Corp.	184	41,324
Ingersoll Rand, Inc.	204	16,666
		138,209
Media — 0.1%
Omnicom Group, Inc.	155	11,288
Metals & Mining — 0.2%
Newmont Corp.	195	18,206
Nucor Corp.	9	1,977
		20,183
Multi-Utilities — 0.4%
Sempra	551	51,094
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	401	41,745
Diamondback Energy, Inc.	107	18,754
EOG Resources, Inc.	598	77,615
EQT Corp.	320	17,034
Exxon Mobil Corp.	1,010	138,038
		293,186
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	180	16,855
United Airlines Holdings, Inc. *	85	11,505
		28,360
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	1,070	61,629
Eli Lilly & Co.	120	143,960
Johnson & Johnson	549	139,560
Merck & Co., Inc.	43	5,472
		350,621
Professional Services — 0.2%
Leidos Holdings, Inc.	234	24,116
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	322	20,786
Semiconductors & Semiconductor Equipment — 18.6%
Advanced Micro Devices, Inc. *	300	174,522
Analog Devices, Inc.	158	62,924
Applied Materials, Inc.	65	46,894
Broadcom, Inc.	909	343,468
Intel Corp. *	557	77,706
Lam Research Corp.	403	174,549
Marvell Technology, Inc.	19	5,790
Micron Technology, Inc.	226	261,282
NVIDIA Corp.	4,654	931,142
NXP Semiconductors NV (Netherlands)	219	61,489
Texas Instruments, Inc.	254	75,552
		2,215,318
Software — 7.4%
AppLovin Corp., Class A *	42	21,630
Autodesk, Inc. *	109	21,182
Cadence Design Systems, Inc. *	90	33,733
Crowdstrike Holdings, Inc., Class A *	22	16,395
Fortinet, Inc. *	118	18,112
Intuit, Inc.	67	17,565
Microsoft Corp.	1,486	554,475
Oracle Corp.	443	64,873
Palantir Technologies, Inc., Class A *	339	39,579
Palo Alto Networks, Inc. *	55	18,715
Roper Technologies, Inc.	18	5,968
Salesforce, Inc.	33	5,213
ServiceNow, Inc. *	631	62,643
		880,083
Specialized REITs — 0.6%
American Tower Corp.	81	13,275
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	49	51,517
SBA Communications Corp.	67	11,772
		76,564
Specialty Retail — 1.8%
AutoZone, Inc. *	11	35,446
Burlington Stores, Inc. *	112	35,447
Lowe's Cos., Inc.	396	87,247
Ross Stores, Inc.	245	52,243
		210,383
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	2,593	750,169
Dell Technologies, Inc., Class C	16	7,005
Sandisk Corp. *	13	29,340
Seagate Technology Holdings plc	81	78,570
Western Digital Corp.	116	73,787
		938,871
Tobacco — 0.9%
Altria Group, Inc.	295	21,219
Philip Morris International, Inc.	449	81,310
		102,529
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	26	29,939
Water Utilities — 0.0% ^
American Water Works Co., Inc.	45	5,966
Total Common Stocks (Cost $5,546,192)		11,439,121
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $353,647)	353,621	353,621
Total Investments — 99.1% (Cost $5,899,839)		11,792,742
Other Assets in Excess of Liabilities — 0.9%		112,033
NET ASSETS — 100.0%		11,904,775

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1,243	09/18/2026	USD	469,046	2,560

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	June 30, 2026

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	17	4,665
Automobiles — 1.2%
Tesla, Inc. *	9	3,824
Banks — 3.7%
Bank of America Corp.	65	3,702
Fifth Third Bancorp	41	2,294
US Bancorp	30	1,802
Wells Fargo & Co.	50	4,133
		11,931
Biotechnology — 4.3%
AbbVie, Inc.	35	8,691
Regeneron Pharmaceuticals, Inc.	3	1,928
Vertex Pharmaceuticals, Inc. *	6	3,092
		13,711
Broadline Retail — 5.7%
Amazon.com, Inc. *	76	18,138
Building Products — 1.7%
Trane Technologies plc	11	5,576
Capital Markets — 2.7%
Charles Schwab Corp. (The)	36	3,318
Morgan Stanley	14	3,012
S&P Global, Inc.	6	2,338
		8,668
Chemicals — 2.5%
Ecolab, Inc.	12	3,371
Linde plc	9	4,536
		7,907
Consumer Finance — 0.7%
American Express Co.	7	2,206
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	110	2,268
Electric Utilities — 1.6%
NextEra Energy, Inc.	57	4,996
Electrical Equipment — 1.1%
Eaton Corp. plc	8	3,385
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	19	3,232
Corning, Inc.	9	2,379
		5,611
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 1.4%
Walt Disney Co. (The)	36	3,452
Warner Music Group Corp., Class A	33	906
		4,358
Financial Services — 5.2%
Affirm Holdings, Inc., Class A *	19	1,554
Corpay, Inc. *	9	2,846
Fidelity National Information Services, Inc.	54	2,100
Mastercard, Inc., Class A	17	8,833
Toast, Inc., Class A *	48	1,346
		16,679
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. *	39	1,683
Edwards Lifesciences Corp. *	17	1,531
Stryker Corp.	11	3,457
		6,671
Health Care Providers & Services — 1.7%
Cencora, Inc.	6	1,505
UnitedHealth Group, Inc.	9	3,854
		5,359
Health Care REITs — 1.0%
Ventas, Inc.	36	3,212
Hotels, Restaurants & Leisure — 2.8%
Booking Holdings, Inc.	9	1,550
Chipotle Mexican Grill, Inc., Class A *	64	2,178
DoorDash, Inc., Class A *	16	2,955
Hilton Worldwide Holdings, Inc.	7	2,360
		9,043
Household Products — 2.0%
Church & Dwight Co., Inc.	27	2,581
Procter & Gamble Co. (The)	26	3,880
		6,461
Insurance — 2.1%
Aon plc, Class A	9	3,112
Arthur J Gallagher & Co.	16	3,555
		6,667
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A	46	16,553
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.6%
Accenture plc, Class A	11	1,312
Shopify, Inc., Class A (Canada) *	6	732
		2,044
Life Sciences Tools & Services — 0.8%
Waters Corp. *	7	2,586
Machinery — 1.9%
Ingersoll Rand, Inc.	41	3,388
Parker-Hannifin Corp.	3	2,556
		5,944
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	59	3,388
Eli Lilly & Co.	2	2,620
		6,008
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc. *	3	1,932
Analog Devices, Inc.	8	3,193
Broadcom, Inc.	29	11,048
Lam Research Corp.	20	8,530
Micron Technology, Inc.	7	8,156
NVIDIA Corp.	131	26,146
NXP Semiconductors NV (Netherlands)	12	3,471
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	7	3,171
		65,647
Software — 8.2%
Autodesk, Inc. *	8	1,659
Cadence Design Systems, Inc. *	9	3,414
Crowdstrike Holdings, Inc., Class A *	3	2,223
Microsoft Corp.	46	17,042
Oracle Corp.	13	1,912
		26,250
Specialized REITs — 0.9%
American Tower Corp.	18	2,868
Specialty Retail — 3.3%
AutoZone, Inc. *	1	2,144
Burlington Stores, Inc. *	8	2,575
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Lowe's Cos., Inc.	22	4,806
Tractor Supply Co.	32	1,026
		10,551
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	53	15,368
Western Digital Corp.	5	3,224
		18,592
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	2	2,742
Water Utilities — 0.6%
American Water Works Co., Inc.	15	1,989
Total Common Stocks (Cost $212,502)		313,110
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $5,582)	5,582	5,582
Total Investments — 100.0% (Cost $218,084)		318,692
Other Assets in Excess of Liabilities — 0.0% ^		57
NET ASSETS — 100.0%		318,749

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	June 30, 2026

Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	13	09/18/2026	USD	4,906	70

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 2.5%
General Dynamics Corp.	157	55,800
RTX Corp.	636	120,638
		176,438
Banks — 7.2%
Bank of America Corp.	2,602	148,271
Citigroup, Inc.	979	137,049
US Bancorp	997	60,200
Wells Fargo & Co.	1,899	156,954
		502,474
Beverages — 0.2%
PepsiCo, Inc.	108	14,660
Biotechnology — 2.7%
AbbVie, Inc.	475	119,493
Regeneron Pharmaceuticals, Inc.	49	30,264
Vertex Pharmaceuticals, Inc. *	78	38,974
		188,731
Broadline Retail — 4.5%
Amazon.com, Inc. *	1,305	311,080
Building Products — 1.7%
Carrier Global Corp.	1,574	115,447
Capital Markets — 7.1%
Ares Management Corp., Class A (a)	285	31,706
Bank of New York Mellon Corp. (The)	719	104,009
Blackstone, Inc.	269	31,623
Charles Schwab Corp. (The)	989	91,276
Goldman Sachs Group, Inc. (The)	84	84,665
Morgan Stanley	711	148,734
		492,013
Chemicals — 1.6%
Air Products and Chemicals, Inc.	252	73,944
Ecolab, Inc.	140	38,971
		112,915
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	175	37,302
Construction Materials — 1.2%
Vulcan Materials Co.	292	86,212
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 2.6%
American Express Co.	283	95,824
Capital One Financial Corp.	424	84,943
		180,767
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	583	65,997
Containers & Packaging — 0.9%
Ball Corp.	942	58,761
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class A	1,755	43,076
Electric Utilities — 2.8%
Entergy Corp.	487	55,952
NextEra Energy, Inc.	880	77,266
Xcel Energy, Inc.	801	64,270
		197,488
Electrical Equipment — 1.7%
Eaton Corp. plc	277	118,223
Entertainment — 1.1%
Walt Disney Co. (The)	818	78,700
Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B *	169	84,555
Food Products — 0.8%
Mondelez International, Inc., Class A	925	53,513
Ground Transportation — 2.1%
CSX Corp.	1,454	69,106
Union Pacific Corp.	280	76,182
		145,288
Health Care Providers & Services — 4.5%
Cardinal Health, Inc.	162	38,418
Cigna Group (The)	135	37,208
CVS Health Corp.	685	70,905
Humana, Inc.	110	43,959
UnitedHealth Group, Inc.	289	119,996
		310,486
Health Care REITs — 1.4%
Ventas, Inc.	827	73,398
Welltower, Inc.	100	22,785
		96,183
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	2,175	51,578
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	190	33,940
Chipotle Mexican Grill, Inc., Class A *	677	23,006
McDonald's Corp.	264	71,275
		128,221
Household Products — 0.8%
Procter & Gamble Co. (The)	397	58,203
Industrial Conglomerates — 1.5%
3M Co.	623	100,907
Industrial REITs — 0.5%
Prologis, Inc.	237	32,167
Insurance — 2.2%
Aon plc, Class A	96	31,746
Arthur J Gallagher & Co.	90	20,765
Chubb Ltd.	147	49,928
Travelers Cos., Inc. (The)	147	48,669
		151,108
Interactive Media & Services — 2.0%
Alphabet, Inc., Class C	203	71,816
Meta Platforms, Inc., Class A	116	65,219
		137,035
IT Services — 1.4%
International Business Machines Corp.	344	96,715
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	200	100,263
Machinery — 2.6%
Deere & Co.	142	89,981
Dover Corp.	394	88,312
		178,293
Multi-Utilities — 1.3%
CMS Energy Corp.	808	61,839
Dominion Energy, Inc.	382	26,060
		87,899
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	732	121,312
ConocoPhillips	1,114	115,836
EOG Resources, Inc.	641	83,077
		320,225
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	931	53,651
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Eli Lilly & Co.	36	42,654
Johnson & Johnson	577	146,431
Merck & Co., Inc.	798	102,590
		345,326
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. *	71	41,101
Analog Devices, Inc.	251	99,718
Lam Research Corp.	87	37,520
Micron Technology, Inc.	32	37,611
NVIDIA Corp.	210	41,972
NXP Semiconductors NV (Netherlands)	173	48,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	99	47,083
Texas Instruments, Inc.	292	87,098
		440,831
Software — 4.0%
Microsoft Corp.	735	274,274
Specialized REITs — 0.3%
American Tower Corp.	130	21,202
Specialty Retail — 4.8%
AutoZone, Inc. *	16	51,349
Home Depot, Inc. (The)	232	81,669
Lowe's Cos., Inc.	406	89,551
O'Reilly Automotive, Inc. *	384	35,403
TJX Cos., Inc. (The)	507	76,789
		334,761
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	867	250,884
Hewlett Packard Enterprise Co.	1,264	57,013
Western Digital Corp.	119	76,321
		384,218
Tobacco — 2.0%
Philip Morris International, Inc.	773	139,782
Total Common Stocks (Cost $4,691,377)		6,853,317
Short-Term Investments — 1.1%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $68,882)	68,882	68,882
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $7,689)	7,689	7,689
Total Short-Term Investments (Cost $76,571)		76,571
Total Investments — 99.9% (Cost $4,767,948)		6,929,888
Other Assets in Excess of Liabilities — 0.1%		7,628
NET ASSETS — 100.0%		6,937,516

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $7,797 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	June 30, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Large Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$43,216,793	$13,638,999	$5,044,584	$120,372,496
Investments in affiliates, at value	263,307	268,106	45,565	1,264,662
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	15,778	19,420	5,842	216,483
Cash	—	3	—	—
Deposits at broker for futures contracts	—	5,879	—	—
Receivables:
Due from custodian	—	—	46,997	99,930
Investment securities sold	121,449	—	84,088	227,421
Fund shares sold	10,673	110,229	3,168	121,142
Interest from non-affiliates	—	11	16,664	—
Dividends from non-affiliates	46,470	6,180	4,508	40,953
Dividends from affiliates	565	153	28	3,718
Securities lending income (See Note 2.C.)	12	5	—	28
Variation margin on futures contracts	—	547	—	—
Due from adviser	—	13	—	—
Other assets	9	—	—	—
Total Assets	43,675,056	14,049,545	5,251,444	122,346,833
LIABILITIES:
Payables:
Due to custodian	— (a)	—	—	—
Distributions	—	—	1,163	—
Investment securities purchased	52,792	131,033	135,047	164,591
Collateral received on securities loaned (See Note 2.C.)	15,778	19,420	5,842	216,483
Fund shares redeemed	82,603	2,605	21,771	215,821
Accrued liabilities:
Investment advisory fees	14,238	—	1,038	41,488
Administration fees	1,283	430	313	235
Distribution fees	1,415	295	310	2,634
Service fees	4,412	345	867	9,127
Custodian and accounting fees	270	83	50	804
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	—	5
Other	1,434	179	271	2,997
Total Liabilities	174,226	154,390	166,672	654,185
Net Assets	$43,500,830	$13,895,155	$5,084,772	$121,692,648

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	45

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Large Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$20,995,375	$4,174,353	$5,309,586	$65,283,871
Total distributable earnings (loss)	22,505,455	9,720,802	(224,814)	56,408,777
Total Net Assets	$43,500,830	$13,895,155	$5,084,772	$121,692,648
Net Assets:
Class A	$5,119,324	$1,225,580	$534,146	$8,093,815
Class C	492,790	73,002	327,585	1,164,945
Class I	15,445,967	1,598,395	3,351,598	34,200,263
Class R2	89,119	—	—	298,171
Class R3	151,471	—	—	912,983
Class R4	91,585	—	—	706,118
Class R5	472,431	—	449	1,070,824
Class R6	21,638,143	10,998,178	870,994	75,245,529
Total	$43,500,830	$13,895,155	$5,084,772	$121,692,648
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	189,175	10,924	38,248	95,479
Class C	18,742	658	23,456	22,668
Class I	556,714	14,226	239,932	388,780
Class R2	3,316	—	—	3,815
Class R3	5,603	—	—	10,691
Class R4	3,304	—	—	8,048
Class R5	17,010	—	32	11,677
Class R6	779,957	97,858	62,364	808,433
Net Asset Value (a):
Class A — Redemption price per share	$27.06	$112.19	$13.97	$84.77
Class C — Offering price per share (b)	26.29	111.02	13.97	51.39
Class I — Offering and redemption price per share	27.74	112.36	13.97	87.97
Class R2 — Offering and redemption price per share	26.88	—	—	78.13
Class R3 — Offering and redemption price per share	27.03	—	—	85.40
Class R4 — Offering and redemption price per share	27.72	—	—	87.75
Class R5 — Offering and redemption price per share	27.78	—	13.97	91.70
Class R6 — Offering and redemption price per share	27.74	112.39	13.97	93.08
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$28.56	$118.41	$14.74	$89.47
Cost of investments in non-affiliates	$26,300,698	$3,941,366	$3,945,427	$70,299,962
Cost of investments in affiliates	263,315	117,261	45,565	1,264,697
Investment securities on loan, at value (See Note 2.C.)	15,966	19,090	5,720	219,586
Cost of investment of cash collateral (See Note 2.C.)	15,778	19,420	5,842	216,483

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$5,112,039	$32,781,653	$1,344,479	$4,443,066
Investments in affiliates, at value	30,681	81,248	103,809	46,467
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	39,323	148,162	—	—
Cash	3	—	— (a)	— (a)
Deposits at broker for futures contracts	—	—	9,408	—
Receivables:
Investment securities sold	56,312	582,894	139,354	38,916
Fund shares sold	2,278	110,096	341	2,938
Interest from non-affiliates	127	—	—	—
Dividends from non-affiliates	5,575	15,302	217	2,339
Dividends from affiliates	137	628	147	153
Tax reclaims	—	—	1	97
Securities lending income (See Note 2.C.)	16	16	—	—
Variation margin on futures contracts	—	—	708	—
Other assets	11	—	—	—
Total Assets	5,246,502	33,719,999	1,598,464	4,533,976
LIABILITIES:
Payables:
Due to custodian	—	— (a)	—	—
Securities sold short, at value	—	—	—	781,894
Dividend expense to non-affiliates on securities sold short	—	—	—	919
Investment securities purchased	40,747	67,344	—	41,546
Interest expense to non-affiliates on securities sold short	—	—	—	350
Collateral received on securities loaned (See Note 2.C.)	39,323	148,162	—	—
Fund shares redeemed	3,827	38,897	8,344	3,224
Variation margin on futures contracts	—	283	—	—
Due to broker for securities sold short	—	—	—	— (a)
Accrued liabilities:
Investment advisory fees	1,557	10,812	361	1,765
Administration fees	239	1,017	72	104
Distribution fees	136	1,143	—	152
Service fees	459	2,341	114	104
Custodian and accounting fees	38	219	13	33
Trustees’ and Chief Compliance Officer’s fees	—	1	—	—
Other	200	587	48	87
Total Liabilities	86,526	270,806	8,952	830,178
Net Assets	$5,159,976	$33,449,193	$1,589,512	$3,703,798

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	47

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Large Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$3,878,785	$15,721,654	$386,393	$1,835,559
Total distributable earnings (loss)	1,281,191	17,727,539	1,203,119	1,868,239
Total Net Assets	$5,159,976	$33,449,193	$1,589,512	$3,703,798
Net Assets:
Class A	$369,368	$3,000,256	$224,454	$399,034
Class C	80,872	552,507	12,094	111,974
Class I	1,820,670	4,661,903	238,741	2,066,911
Class L	—	5,335,722	—	—
Class R2	18,434	297,819	49,660	4,248
Class R3	18,645	275,890	—	—
Class R4	225	113,885	—	—
Class R5	32,530	1,021,498	26,880	35,420
Class R6	2,819,232	18,189,713	1,037,683	1,086,211
Total	$5,159,976	$33,449,193	$1,589,512	$3,703,798
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	15,677	107,576	2,267	16,805
Class C	3,678	21,169	130	6,281
Class I	79,445	166,334	2,323	81,791
Class L	—	189,826	—	—
Class R2	792	10,873	530	210
Class R3	816	9,950	—	—
Class R4	10	4,072	—	—
Class R5	1,396	36,316	268	1,377
Class R6	122,259	644,694	10,344	42,218
Net Asset Value (a):
Class A — Redemption price per share	$23.56	$27.89	$99.05	$23.74
Class C — Offering price per share (b)	21.99	26.10	93.03	17.83
Class I — Offering and redemption price per share	22.92	28.03	102.79	25.27
Class L — Offering and redemption price per share	—	28.11	—	—
Class R2 — Offering and redemption price per share	23.25	27.39	93.61	20.24
Class R3 — Offering and redemption price per share	22.83	27.73	—	—
Class R4 — Offering and redemption price per share	23.60	27.97	—	—
Class R5 — Offering and redemption price per share	23.30	28.13	100.30	25.73
Class R6 — Offering and redemption price per share	23.06	28.21	100.31	25.73
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$24.87	$29.44	$104.54	$25.06
Cost of investments in non-affiliates	$4,486,941	$17,076,348	$589,691	$2,531,344
Cost of investments in affiliates	30,681	81,248	103,813	46,467
Investment securities on loan, at value (See Note 2.C.)	38,041	150,997	—	—
Cost of investment of cash collateral (See Note 2.C.)	39,323	148,162	—	—
Proceeds from securities sold short	—	—	—	759,951

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$11,439,121	$313,110	$6,853,317
Investments in affiliates, at value	353,621	5,582	68,882
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	7,689
Cash	641	—	—
Deposits at broker for futures contracts	25,021	426	—
Receivables:
Investment securities sold	862	114	14,081
Fund shares sold	91,923	423	3,123
Dividends from non-affiliates	5,921	154	7,582
Dividends from affiliates	975	17	247
Securities lending income (See Note 2.C.)	—	—	2
Variation margin on futures contracts	2,309	120	—
Total Assets	11,920,394	319,946	6,954,923
LIABILITIES:
Payables:
Due to custodian	—	90	— (a)
Investment securities purchased	4	—	1,405
Collateral received on securities loaned (See Note 2.C.)	—	—	7,689
Fund shares redeemed	12,713	949	4,328
Accrued liabilities:
Investment advisory fees	1,904	62	2,080
Administration fees	350	9	315
Distribution fees	145	29	425
Service fees	186	9	915
Custodian and accounting fees	76	7	42
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	— (a)
Other	240	42	208
Total Liabilities	15,619	1,197	17,407
Net Assets	$11,904,775	$318,749	$6,937,516

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$5,503,392	$218,679	$4,165,538
Total distributable earnings (loss)	6,401,383	100,070	2,771,978
Total Net Assets	$11,904,775	$318,749	$6,937,516
Net Assets:
Class A	$713,494	$127,577	$1,700,287
Class C	—	4,710	120,181
Class I	1,742,540	111,051	2,742,398
Class R2	—	—	6,955
Class R3	—	—	12,263
Class R4	—	—	6,131
Class R5	—	—	82,868
Class R6	9,448,741	75,411	2,266,433
Total	$11,904,775	$318,749	$6,937,516
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	14,050	1,517	18,139
Class C	—	57	1,478
Class I	33,782	1,303	27,290
Class R2	—	—	74
Class R3	—	—	122
Class R4	—	—	61
Class R5	—	—	818
Class R6	183,509	885	22,343
Net Asset Value (a):
Class A — Redemption price per share	$50.78	$84.14	$93.74
Class C — Offering price per share (b)	—	81.97	81.29
Class I — Offering and redemption price per share	51.58	85.19	100.49
Class R2 — Offering and redemption price per share	—	—	93.91
Class R3 — Offering and redemption price per share	—	—	100.17
Class R4 — Offering and redemption price per share	—	—	100.49
Class R5 — Offering and redemption price per share	—	—	101.39
Class R6 — Offering and redemption price per share	51.49	85.18	101.44
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$53.59	$88.80	$98.93
Cost of investments in non-affiliates	$5,546,192	$212,502	$4,691,377
Cost of investments in affiliates	353,647	5,582	68,882
Investment securities on loan, at value (See Note 2.C.)	—	—	7,797
Cost of investment of cash collateral (See Note 2.C.)	—	—	7,689

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	June 30, 2026

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Large Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4	$138	$418,617	$2
Interest income from affiliates	1	— (a)	103	3
Dividend income from non-affiliates	967,565	145,767	81,904	734,386
Dividend income from affiliates	7,568	5,157	939	118,291
Income from securities lending (net) (See Note 2.C.)	12	25	1	234
Total investment income	975,150	151,087	501,564	852,916
EXPENSES:
Investment advisory fees	173,278	5,069	14,851	534,903
Administration fees	15,591	8,830	4,455	23,100
Distribution fees:
Class A	12,073	2,823	1,399	19,771
Class C	4,131	562	2,523	8,759
Class R2	444	—	—	1,479
Class R3	379	—	—	2,189
Service fees:
Class A	12,073	2,823	1,399	19,771
Class C	1,377	187	841	2,919
Class I	38,017	3,820	10,220	80,639
Class R2	222	—	—	740
Class R3	379	—	—	2,189
Class R4	268	—	—	1,788
Class R5	563	—	1	1,023
Custodian and accounting fees	1,138	359	210	3,202
Interest expense to affiliates	2	— (a)	17	14
Professional fees	249	122	115	571
Trustees’ and Chief Compliance Officer’s fees	109	49	36	257
Printing and mailing costs	1,459	115	305	3,570
Registration and filing fees	376	133	311	2,276
Transfer agency fees (See Note 2.J.)	752	277	78	1,764
Other	321	98	74	832
Total expenses	263,201	25,267	36,835	711,756
Less fees waived	(209)	(11,877)	(40)	(50,267)
Less expense reimbursements	—	(59)	(7)	(434)
Net expenses	262,992	13,331	36,788	661,055
Net investment income (loss)	712,158	137,756	464,776	191,861

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	51

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Large Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$7,751,755	$127,211	$(10,259)	$13,654,881
Investments in affiliates	13	6,464	(9)	(890)
Futures contracts	—	9,453	—	—
Net realized gain (loss)	7,751,768	143,128	(10,268)	13,653,991
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	134,245	2,267,740	(3,837)	3,157,705
Investments in affiliates	(15)	15,747	—	(49)
Futures contracts	—	(418)	—	—
Change in net unrealized appreciation/depreciation	134,230	2,283,069	(3,837)	3,157,656
Net realized/unrealized gains (losses)	7,885,998	2,426,197	(14,105)	16,811,647
Change in net assets resulting from operations	$8,598,156	$2,563,953	$450,671	$17,003,508
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$136	$92	$52	$28
Interest income from affiliates	— (a)	7	—	1
Dividend income from non-affiliates	90,409	360,657	11,595	49,457
Dividend income from affiliates	2,946	7,352	776	1,751
Income from securities lending (net) (See Note 2.C.)	114	17	— (a)	—
Total investment income	93,605	368,125	12,423	51,237
EXPENSES:
Investment advisory fees	21,160	136,155	5,778	22,733
Administration fees	3,967	14,614	1,444	2,623
Distribution fees:
Class A	857	7,521	570	948
Class C	592	4,172	96	787
Class R2	88	1,568	254	29
Class R3	42	716	—	—
Service fees:
Class A	857	7,521	570	948
Class C	197	1,391	32	262
Class I	5,527	13,851	726	5,069
Class L	—	4,670	—	—
Class R2	44	784	127	15
Class R3	42	716	—	—
Class R4	2	299	—	—
Class R5	33	1,119	167	46
Custodian and accounting fees	158	911	59	117
Interest expense to affiliates	— (a)	2	—	— (a)
Professional fees	97	214	81	98
Trustees’ and Chief Compliance Officer’s fees	35	90	28	31
Printing and mailing costs	266	1,150	47	135
Registration and filing fees	122	652	152	289
Transfer agency fees (See Note 2.J.)	109	446	52	61
Dividend expense to non-affiliates on securities sold short	—	—	—	17,769
Interest expense to non-affiliates on securities sold short	—	—	—	4,270
Other	51	297	62	38
Total expenses	34,246	198,859	10,245	56,268
Less fees waived	(2,761)	(4,661)	(1,446)	(8,451)
Less expense reimbursements	(31)	(221)	(4)	—
Net expenses	31,454	193,977	8,795	47,817
Net investment income (loss)	62,151	174,148	3,628	3,420

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	53

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan Large Cap Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,018,984	$3,382,661	$538,966	$230,460
Investments in affiliates	(34)	10	(21)	1
Futures contracts	—	3,922	1,313	2,109
Securities sold short	—	—	—	(127,505)
Net realized gain (loss)	1,018,950	3,386,593	540,258	105,065
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(30,276)	958,121	(173,326)	466,798
Investments in affiliates	(3)	(15)	(5)	(3)
Futures contracts	—	(296)	628	(1,581)
Securities sold short	—	—	—	(22,542)
Change in net unrealized appreciation/depreciation	(30,279)	957,810	(172,703)	442,672
Net realized/unrealized gains (losses)	988,671	4,344,403	367,555	547,737
Change in net assets resulting from operations	$1,050,822	$4,518,551	$371,183	$551,157
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$333	$20	$9
Dividend income from non-affiliates	125,250	3,018	124,957
Dividend income from affiliates	5,281	202	2,451
Income from securities lending (net) (See Note 2.C.)	—	—	13
Total investment income	130,864	3,240	127,430
EXPENSES:
Investment advisory fees	28,226	891	26,218
Administration fees	8,146	223	4,916
Distribution fees:
Class A	1,731	279	3,921
Class C	—	34	882
Class R2	—	—	35
Class R3	—	—	33
Service fees:
Class A	1,731	279	3,921
Class C	—	11	294
Class I	3,534	265	6,840
Class R2	—	—	18
Class R3	—	—	33
Class R4	—	—	12
Class R5	—	—	24
Custodian and accounting fees	322	28	179
Interest expense to affiliates	— (a)	—	— (a)
Professional fees	124	72	101
Trustees’ and Chief Compliance Officer’s fees	47	25	38
Printing and mailing costs	269	34	242
Registration and filing fees	433	69	249
Transfer agency fees (See Note 2.J.)	144	12	244
Other	131	15	64
Total expenses	44,838	2,237	48,264
Less fees waived	(12,855)	(790)	(3,423)
Less expense reimbursements	—	—	(46)
Net expenses	31,983	1,447	44,795
Net investment income (loss)	98,881	1,793	82,635

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	55

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$794,873	$9,083	$707,776
Investments in affiliates	(53)	1	(3)
In-kind redemptions of investments in non-affiliates (See Note 4)	54,727	—	—
Futures contracts	18,902	591	—
Net realized gain (loss)	868,449	9,675	707,773
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,016,954	31,790	532,543
Investments in affiliates	(33)	(1)	(2)
Futures contracts	1,866	16	—
Change in net unrealized appreciation/depreciation	1,018,787	31,805	532,541
Net realized/unrealized gains (losses)	1,887,236	41,480	1,240,314
Change in net assets resulting from operations	$1,986,117	$43,273	$1,322,949
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	June 30, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$712,158	$838,565	$137,756	$133,624
Net realized gain (loss)	7,751,768	3,632,012	143,128	89,603
Change in net unrealized appreciation/depreciation	134,230	1,251,891	2,283,069	1,328,868
Change in net assets resulting from operations	8,598,156	5,722,468	2,563,953	1,552,095
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(477,847)	(350,071)	(10,139)	(8,784)
Class C	(54,577)	(51,812)	(220)	(225)
Class I	(1,523,533)	(1,213,461)	(17,698)	(15,600)
Class R2	(8,317)	(7,022)	—	—
Class R3	(14,581)	(13,098)	—	—
Class R4	(10,704)	(12,783)	—	—
Class R5	(58,187)	(65,204)	—	—
Class R6	(2,230,279)	(1,755,520)	(129,806)	(108,455)
Total distributions to shareholders	(4,378,025)	(3,468,971)	(157,863)	(133,064)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,555,323)	(2,984,260)	76,335	(345,226)
NET ASSETS:
Change in net assets	(335,192)	(730,763)	2,482,425	1,073,805
Beginning of period	43,836,022	44,566,785	11,412,730	10,338,925
End of period	$43,500,830	$43,836,022	$13,895,155	$11,412,730
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Premium Income Fund		JPMorgan Large Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$464,776	$517,398	$191,861	$293,567
Net realized gain (loss)	(10,268)	(100,504)	13,653,991	8,078,400
Change in net unrealized appreciation/depreciation	(3,837)	87,958	3,157,656	6,169,405
Change in net assets resulting from operations	450,671	504,852	17,003,508	14,541,372
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(42,827)	(44,323)	(861,124)	(73,377)
Class C	(24,098)	(23,497)	(198,124)	(15,893)
Class I	(321,691)	(356,815)	(3,428,450)	(254,318)
Class R2	—	—	(34,388)	(2,693)
Class R3	—	—	(92,815)	(7,938)
Class R4	—	—	(74,917)	(7,545)
Class R5	(36)	(40)	(104,273)	(10,307)
Class R6	(77,819)	(93,384)	(7,610,503)	(770,115)
Total distributions to shareholders	(466,471)	(518,059)	(12,404,594)	(1,142,186)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,294,889)	182,010	3,029,336	6,585,164
NET ASSETS:
Change in net assets	(1,310,689)	168,803	7,628,250	19,984,350
Beginning of period	6,395,461	6,226,658	114,064,398	94,080,048
End of period	$5,084,772	$6,395,461	$121,692,648	$114,064,398
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$62,151	$70,401	$174,148	$190,689
Net realized gain (loss)	1,018,950	266,675	3,386,593	1,056,495
Change in net unrealized appreciation/depreciation	(30,279)	249,089	957,810	2,378,950
Change in net assets resulting from operations	1,050,822	586,165	4,518,551	3,626,134
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(24,091)	(30,009)	(159,279)	(160,572)
Class C	(5,607)	(8,026)	(30,853)	(29,799)
Class I	(184,357)	(229,234)	(314,271)	(325,048)
Class L	—	—	(263,223)	(222,450)
Class R2	(1,172)	(1,495)	(16,386)	(17,541)
Class R3	(1,213)	(1,406)	(15,537)	(14,448)
Class R4	(70)	(171)	(6,639)	(6,843)
Class R5	(2,558)	(3,551)	(63,012)	(78,964)
Class R6	(200,180)	(224,967)	(1,067,126)	(1,064,602)
Total distributions to shareholders	(419,248)	(498,859)	(1,936,326)	(1,920,267)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(521,617)	722,622	(1,311,769)	659,457
NET ASSETS:
Change in net assets	109,957	809,928	1,270,456	2,365,324
Beginning of period	5,050,019	4,240,091	32,178,737	29,813,413
End of period	$5,159,976	$5,050,019	$33,449,193	$32,178,737
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,628	$4,970	$3,420	$5,609
Net realized gain (loss)	540,258	124,902	105,065	47,824
Change in net unrealized appreciation/depreciation	(172,703)	108,805	442,672	280,250
Change in net assets resulting from operations	371,183	238,677	551,157	333,683
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17,172)	(10,778)	(11,075)	(22,370)
Class C	(994)	(683)	(4,071)	(6,307)
Class I	(19,877)	(11,444)	(59,864)	(107,912)
Class R2	(3,844)	(2,874)	(131)	(592)
Class R5	(13,346)	(9,189)	(1,466)	(2,791)
Class R6	(87,351)	(57,887)	(26,558)	(35,849)
Total distributions to shareholders	(142,584)	(92,855)	(103,165)	(175,821)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(510,552)	211,261	(82,428)	792,132
NET ASSETS:
Change in net assets	(281,953)	357,083	365,564	949,994
Beginning of period	1,871,465	1,514,382	3,338,234	2,388,240
End of period	$1,589,512	$1,871,465	$3,703,798	$3,338,234
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$98,881	$110,033	$1,793	$1,671
Net realized gain (loss)	868,449	488,124	9,675	31,960
Change in net unrealized appreciation/depreciation	1,018,787	722,307	31,805	(4,942)
Change in net assets resulting from operations	1,986,117	1,320,464	43,273	28,689
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(36,740)	(11,151)	(10,239)	(369)
Class C	—	—	(402)	(1)
Class I	(77,280)	(70,693)	(9,709)	(680)
Class R6	(507,506)	(531,861)	(7,073)	(570)
Total distributions to shareholders	(621,526)	(613,705)	(27,423)	(1,620)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(492,354)	954,145	31,792	26,567
NET ASSETS:
Change in net assets	872,237	1,660,904	47,642	53,636
Beginning of period	11,032,538	9,371,634	271,107	217,471
End of period	$11,904,775	$11,032,538	$318,749	$271,107
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,635	$84,400
Net realized gain (loss)	707,773	203,528
Change in net unrealized appreciation/depreciation	532,541	368,897
Change in net assets resulting from operations	1,322,949	656,825
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(77,689)	(37,003)
Class C	(6,188)	(3,127)
Class I	(132,258)	(71,787)
Class R2	(332)	(158)
Class R3	(678)	(254)
Class R4	(236)	(58)
Class R5	(683)	(397)
Class R6	(105,612)	(56,148)
Total distributions to shareholders	(323,676)	(168,932)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(458,778)	211,140
NET ASSETS:
Change in net assets	540,495	699,033
Beginning of period	6,397,021	5,697,988
End of period	$6,937,516	$6,397,021
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$504,719	$555,740	$98,035	$99,188
Distributions reinvested	443,068	324,641	9,702	8,400
Cost of shares redeemed	(952,592)	(894,899)	(150,806)	(132,757)
Change in net assets resulting from Class A capital transactions	(4,805)	(14,518)	(43,069)	(25,169)
Class C
Proceeds from shares issued	23,689	49,178	5,621	6,265
Distributions reinvested	52,278	48,821	220	213
Cost of shares redeemed	(245,936)	(273,537)	(23,887)	(32,004)
Change in net assets resulting from Class C capital transactions	(169,969)	(175,538)	(18,046)	(25,526)
Class I
Proceeds from shares issued	1,668,659	1,949,103	232,682	415,258
Distributions reinvested	1,369,160	1,095,729	17,019	14,937
Cost of shares redeemed	(4,528,446)	(4,522,118)	(374,912)	(432,614)
Change in net assets resulting from Class I capital transactions	(1,490,627)	(1,477,286)	(125,211)	(2,419)
Class R2
Proceeds from shares issued	7,591	11,718	—	—
Distributions reinvested	8,229	6,934	—	—
Cost of shares redeemed	(28,559)	(26,808)	—	—
Change in net assets resulting from Class R2 capital transactions	(12,739)	(8,156)	—	—
Class R3
Proceeds from shares issued	19,199	28,040	—	—
Distributions reinvested	11,763	10,554	—	—
Cost of shares redeemed	(62,163)	(55,097)	—	—
Change in net assets resulting from Class R3 capital transactions	(31,201)	(16,503)	—	—
Class R4
Proceeds from shares issued	14,685	36,575	—	—
Distributions reinvested	10,703	12,783	—	—
Cost of shares redeemed	(71,044)	(132,388)	—	—
Change in net assets resulting from Class R4 capital transactions	(45,656)	(83,030)	—	—
Class R5
Proceeds from shares issued	65,246	91,207	—	—
Distributions reinvested	56,172	63,131	—	—
Cost of shares redeemed	(392,855)	(367,523)	—	—
Change in net assets resulting from Class R5 capital transactions	(271,437)	(213,185)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,976,281	$2,524,007	$1,457,498	$1,238,525
Distributions reinvested	2,168,017	1,704,252	128,966	107,688
Cost of shares redeemed	(6,673,187)	(5,224,303)	(1,323,803)	(1,638,325)
Change in net assets resulting from Class R6 capital transactions	(2,528,889)	(996,044)	262,661	(292,112)
Total change in net assets resulting from capital transactions	$(4,555,323)	$(2,984,260)	$76,335	$(345,226)
SHARE TRANSACTIONS:
Class A
Issued	19,942	22,818	956	1,144
Reinvested	18,057	13,333	96	96
Redeemed	(37,620)	(36,814)	(1,484)	(1,539)
Change in Class A Shares	379	(663)	(432)	(299)
Class C
Issued	960	2,069	56	75
Reinvested	2,196	2,058	2	2
Redeemed	(9,971)	(11,531)	(238)	(374)
Change in Class C Shares	(6,815)	(7,404)	(180)	(297)
Class I
Issued	64,217	78,437	2,278	4,848
Reinvested	54,405	43,999	167	170
Redeemed	(174,602)	(181,387)	(3,625)	(5,053)
Change in Class I Shares	(55,980)	(58,951)	(1,180)	(35)
Class R2
Issued	301	485	—	—
Reinvested	338	287	—	—
Redeemed	(1,126)	(1,103)	—	—
Change in Class R2 Shares	(487)	(331)	—	—
Class R3
Issued	759	1,156	—	—
Reinvested	480	434	—	—
Redeemed	(2,459)	(2,258)	—	—
Change in Class R3 Shares	(1,220)	(668)	—	—
Class R4
Issued	566	1,465	—	—
Reinvested	426	514	—	—
Redeemed	(2,750)	(5,322)	—	—
Change in Class R4 Shares	(1,758)	(3,343)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	2,511	3,653	—	—
Reinvested	2,229	2,532	—	—
Redeemed	(15,129)	(14,705)	—	—
Change in Class R5 Shares	(10,389)	(8,520)	—	—
Class R6
Issued	76,176	101,438	14,243	14,545
Reinvested	86,084	68,428	1,266	1,225
Redeemed	(256,737)	(209,602)	(12,630)	(18,797)
Change in Class R6 Shares	(94,477)	(39,736)	2,879	(3,027)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Premium Income Fund		JPMorgan Large Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$103,787	$167,635	$1,037,573	$1,365,507
Distributions reinvested	42,497	43,974	803,132	68,401
Cost of shares redeemed	(181,047)	(165,062)	(1,735,377)	(1,303,748)
Change in net assets resulting from Class A capital transactions	(34,763)	46,547	105,328	130,160
Class C
Proceeds from shares issued	48,018	72,603	182,816	314,836
Distributions reinvested	23,976	23,363	187,739	14,918
Cost of shares redeemed	(71,995)	(61,736)	(305,337)	(205,022)
Change in net assets resulting from Class C capital transactions	(1)	34,230	65,218	124,732
Class I
Proceeds from shares issued	1,045,739	1,860,331	9,393,038	8,851,531
Distributions reinvested	312,967	348,924	3,103,224	229,506
Cost of shares redeemed	(2,483,842)	(1,874,710)	(9,297,864)	(5,429,101)
Change in net assets resulting from Class I capital transactions	(1,125,136)	334,545	3,198,398	3,651,936
Class R2
Proceeds from shares issued	—	—	80,267	84,283
Distributions reinvested	—	—	34,141	2,674
Cost of shares redeemed	—	—	(96,117)	(81,309)
Change in net assets resulting from Class R2 capital transactions	—	—	18,291	5,648
Class R3
Proceeds from shares issued	—	—	222,149	233,009
Distributions reinvested	—	—	73,500	6,361
Cost of shares redeemed	—	—	(247,860)	(224,034)
Change in net assets resulting from Class R3 capital transactions	—	—	47,789	15,336
Class R4
Proceeds from shares issued	—	—	163,338	200,144
Distributions reinvested	—	—	70,386	7,273
Cost of shares redeemed	—	—	(280,200)	(267,198)
Change in net assets resulting from Class R4 capital transactions	—	—	(46,476)	(59,781)
Class R5
Proceeds from shares issued	131	596	326,455	244,615
Distributions reinvested	35	39	100,559	9,991
Cost of shares redeemed	(247)	(368)	(385,698)	(379,940)
Change in net assets resulting from Class R5 capital transactions	(81)	267	41,316	(125,334)
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Equity Premium Income Fund		JPMorgan Large Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$49,184	$46,941	$13,200,800	$15,792,636
Subscriptions in-kind (See Note 8)	—	—	38,364	—
Distributions reinvested	72,818	87,749	7,377,363	734,332
Cost of shares redeemed	(256,910)	(368,269)	(21,017,055)	(13,684,501)
Change in net assets resulting from Class R6 capital transactions	(134,908)	(233,579)	(400,528)	2,842,467
Total change in net assets resulting from capital transactions	$(1,294,889)	$182,010	$3,029,336	$6,585,164
SHARE TRANSACTIONS:
Class A
Issued	7,314	11,673	12,623	18,154
Reinvested	2,996	3,068	9,972	856
Redeemed	(12,774)	(11,580)	(21,305)	(17,409)
Change in Class A Shares	(2,464)	3,161	1,290	1,601
Class C
Issued	3,382	5,047	3,524	6,392
Reinvested	1,691	1,631	3,835	286
Redeemed	(5,086)	(4,314)	(6,074)	(4,184)
Change in Class C Shares	(13)	2,364	1,285	2,494
Class I
Issued	73,619	130,053	110,343	114,687
Reinvested	22,055	24,338	37,169	2,788
Redeemed	(174,686)	(131,228)	(110,260)	(70,456)
Change in Class I Shares	(79,012)	23,163	37,252	47,019
Class R2
Issued	—	—	1,057	1,215
Reinvested	—	—	459	36
Redeemed	—	—	(1,270)	(1,153)
Change in Class R2 Shares	—	—	246	98
Class R3
Issued	—	—	2,709	3,070
Reinvested	—	—	906	79
Redeemed	—	—	(3,005)	(2,963)
Change in Class R3 Shares	—	—	610	186
Class R4
Issued	—	—	1,920	2,579
Reinvested	—	—	845	89
Redeemed	—	—	(3,282)	(3,495)
Change in Class R4 Shares	—	—	(517)	(827)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Large Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	9	42	3,644	3,109
Reinvested	3	3	1,155	117
Redeemed	(18)	(28)	(4,393)	(4,765)
Change in Class R5 Shares	(6)	17	406	(1,539)
Class R6
Issued	3,459	3,279	146,699	194,227
Subscriptions in-kind (See Note 8)	—	—	428	—
Reinvested	5,134	6,113	83,511	8,521
Redeemed	(18,124)	(25,699)	(234,429)	(168,387)
Change in Class R6 Shares	(9,531)	(16,307)	(3,791)	34,361
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$58,637	$52,975	$356,686	$569,469
Distributions reinvested	23,685	29,497	152,371	153,797
Cost of shares redeemed	(74,412)	(68,031)	(646,372)	(549,132)
Change in net assets resulting from Class A capital transactions	7,910	14,441	(137,315)	174,134
Class C
Proceeds from shares issued	14,553	10,817	89,278	126,148
Distributions reinvested	5,602	8,012	30,069	29,002
Cost of shares redeemed	(24,059)	(25,659)	(136,843)	(126,062)
Change in net assets resulting from Class C capital transactions	(3,904)	(6,830)	(17,496)	29,088
Class I
Proceeds from shares issued	534,265	1,038,031	1,007,608	1,461,424
Distributions reinvested	165,969	209,647	296,409	309,179
Cost of shares redeemed	(1,394,685)	(853,169)	(2,630,164)	(1,659,072)
Change in net assets resulting from Class I capital transactions	(694,451)	394,509	(1,326,147)	111,531
Class L
Proceeds from shares issued	—	—	2,575,636	1,352,168
Distributions reinvested	—	—	260,968	219,329
Cost of shares redeemed	—	—	(989,690)	(1,492,277)
Change in net assets resulting from Class L capital transactions	—	—	1,846,914	79,220
Class R2
Proceeds from shares issued	3,320	3,248	27,874	48,938
Distributions reinvested	1,170	1,490	16,355	17,513
Cost of shares redeemed	(5,270)	(2,633)	(85,414)	(72,275)
Change in net assets resulting from Class R2 capital transactions	(780)	2,105	(41,185)	(5,824)
Class R3
Proceeds from shares issued	2,457	1,737	39,107	59,112
Distributions reinvested	1,213	1,405	14,003	13,155
Cost of shares redeemed	(1,980)	(1,945)	(74,981)	(59,642)
Change in net assets resulting from Class R3 capital transactions	1,690	1,197	(21,871)	12,625
Class R4
Proceeds from shares issued	184	187	13,344	34,630
Distributions reinvested	70	171	6,639	6,843
Cost of shares redeemed	(1,346)	(1,279)	(33,082)	(28,388)
Change in net assets resulting from Class R4 capital transactions	(1,092)	(921)	(13,099)	13,085
Class R5
Proceeds from shares issued	5,957	5,017	77,217	153,564
Distributions reinvested	2,346	3,309	60,752	76,557
Cost of shares redeemed	(9,643)	(15,297)	(419,725)	(369,833)
Change in net assets resulting from Class R5 capital transactions	(1,340)	(6,971)	(281,756)	(139,712)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$343,203	$481,222	$3,048,539	$3,636,203
Distributions reinvested	196,510	219,587	1,037,294	1,027,536
Cost of shares redeemed	(369,363)	(375,717)	(5,405,647)	(4,278,429)
Change in net assets resulting from Class R6 capital transactions	170,350	325,092	(1,319,814)	385,310
Total change in net assets resulting from capital transactions	$(521,617)	$722,622	$(1,311,769)	$659,457
SHARE TRANSACTIONS:
Class A
Issued	2,671	2,536	13,191	22,837
Reinvested	1,078	1,399	5,636	6,005
Redeemed	(3,360)	(3,254)	(23,844)	(22,079)
Change in Class A Shares	389	681	(5,017)	6,763
Class C
Issued	702	551	3,512	5,356
Reinvested	273	404	1,186	1,199
Redeemed	(1,165)	(1,311)	(5,410)	(5,376)
Change in Class C Shares	(190)	(356)	(712)	1,179
Class I
Issued	24,766	50,643	37,139	58,432
Reinvested	7,767	10,201	10,915	12,026
Redeemed	(64,130)	(42,072)	(96,179)	(66,634)
Change in Class I Shares	(31,597)	18,772	(48,125)	3,824
Class L
Issued	—	—	96,258	53,957
Reinvested	—	—	9,588	8,509
Redeemed	—	—	(36,351)	(60,678)
Change in Class L Shares	—	—	69,495	1,788
Class R2
Issued	151	156	1,053	1,998
Reinvested	54	72	616	694
Redeemed	(239)	(126)	(3,180)	(2,941)
Change in Class R2 Shares	(34)	102	(1,511)	(249)
Class R3
Issued	115	86	1,452	2,429
Reinvested	57	69	521	517
Redeemed	(93)	(97)	(2,793)	(2,379)
Change in Class R3 Shares	79	58	(820)	567
Class R4
Issued	9	9	490	1,394
Reinvested	3	8	245	267
Redeemed	(60)	(63)	(1,221)	(1,182)
Change in Class R4 Shares	(48)	(46)	(486)	479
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan Large Cap Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	280	243	2,831	6,107
Reinvested	108	158	2,229	2,968
Redeemed	(440)	(731)	(15,322)	(14,816)
Change in Class R5 Shares	(52)	(330)	(10,262)	(5,741)
Class R6
Issued	15,881	24,023	112,228	144,904
Reinvested	9,132	10,624	37,964	39,740
Redeemed	(17,001)	(18,433)	(196,948)	(169,319)
Change in Class R6 Shares	8,012	16,214	(46,756)	15,325
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$42,736	$64,942	$45,575	$74,877
Distributions reinvested	12,917	8,363	10,519	21,141
Cost of shares redeemed	(69,083)	(44,821)	(67,643)	(70,089)
Change in net assets resulting from Class A capital transactions	(13,430)	28,484	(11,549)	25,929
Class C
Proceeds from shares issued	3,057	2,811	28,533	41,280
Distributions reinvested	932	631	3,981	6,210
Cost of shares redeemed	(4,646)	(5,035)	(25,101)	(18,342)
Change in net assets resulting from Class C capital transactions	(657)	(1,593)	7,413	29,148
Class I
Proceeds from shares issued	69,802	283,020	454,020	948,040
Distributions reinvested	18,275	9,887	58,546	105,451
Cost of shares redeemed	(223,685)	(154,031)	(733,866)	(599,365)
Change in net assets resulting from Class I capital transactions	(135,608)	138,876	(221,300)	454,126
Class R2
Proceeds from shares issued	8,402	10,669	1,533	1,102
Distributions reinvested	3,792	2,864	131	591
Cost of shares redeemed	(17,900)	(17,224)	(6,787)	(967)
Change in net assets resulting from Class R2 capital transactions	(5,706)	(3,691)	(5,123)	726
Class R5
Proceeds from shares issued	24,607	23,648	13,318	10,258
Distributions reinvested	13,261	9,179	1,451	2,689
Cost of shares redeemed	(201,513)	(38,651)	(30,256)	(14,001)
Change in net assets resulting from Class R5 capital transactions	(163,645)	(5,824)	(15,487)	(1,054)
Class R6
Proceeds from shares issued	163,664	106,830	354,675	369,467
Distributions reinvested	85,367	56,642	21,537	29,153
Cost of shares redeemed	(440,537)	(108,463)	(212,594)	(115,363)
Change in net assets resulting from Class R6 capital transactions	(191,506)	55,009	163,618	283,257
Total change in net assets resulting from capital transactions	$(510,552)	$211,261	$(82,428)	$792,132
SHARE TRANSACTIONS:
Class A
Issued	452	782	2,059	3,713
Reinvested	138	97	472	1,026
Redeemed	(740)	(548)	(3,047)	(3,501)
Change in Class A Shares	(150)	331	(516)	1,238
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	35	35	1,711	2,673
Reinvested	10	8	238	394
Redeemed	(52)	(64)	(1,493)	(1,204)
Change in Class C Shares	(7)	(21)	456	1,863
Class I
Issued	724	3,306	19,360	44,390
Reinvested	188	111	2,472	4,823
Redeemed	(2,301)	(1,833)	(31,195)	(28,502)
Change in Class I Shares	(1,389)	1,584	(9,363)	20,711
Class R2
Issued	95	139	79	63
Reinvested	43	35	7	33
Redeemed	(201)	(220)	(350)	(57)
Change in Class R2 Shares	(63)	(46)	(264)	39
Class R5
Issued	260	283	559	471
Reinvested	139	105	60	121
Redeemed	(1,990)	(467)	(1,280)	(652)
Change in Class R5 Shares	(1,591)	(79)	(661)	(60)
Class R6
Issued	1,735	1,298	14,748	17,139
Reinvested	899	651	894	1,310
Redeemed	(4,507)	(1,290)	(8,775)	(5,316)
Change in Class R6 Shares	(1,873)	659	6,867	13,133
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$411,780	$625,524	$44,286	$39,391
Distributions reinvested	36,599	11,086	10,165	365
Cost of shares redeemed	(382,410)	(300,798)	(23,926)	(17,158)
Change in net assets resulting from Class A capital transactions	65,969	335,812	30,525	22,598
Class C
Proceeds from shares issued	—	—	667	269
Distributions reinvested	—	—	402	— (a)
Cost of shares redeemed	—	—	(1,056)	(1,112)
Change in net assets resulting from Class C capital transactions	—	—	13	(843)
Class I
Proceeds from shares issued	833,843	670,378	15,963	24,995
Distributions reinvested	45,857	45,383	9,442	678
Cost of shares redeemed	(337,453)	(352,664)	(23,025)	(18,389)
Redemptions in-kind (See Note 8)	(242,934)	—	—	—
Change in net assets resulting from Class I capital transactions	299,313	363,097	2,380	7,284
Class R6
Proceeds from shares issued	995,560	1,475,645	10,242	11,627
Distributions reinvested	503,568	522,922	7,073	570
Cost of shares redeemed	(2,356,764)	(1,743,331)	(18,441)	(14,669)
Change in net assets resulting from Class R6 capital transactions	(857,636)	255,236	(1,126)	(2,472)
Total change in net assets resulting from capital transactions	$(492,354)	$954,145	$31,792	$26,567
SHARE TRANSACTIONS:
Class A
Issued	8,700	15,453	544	554
Reinvested	769	252	127	5
Redeemed	(8,156)	(7,448)	(296)	(229)
Change in Class A Shares	1,313	8,257	375	330
Class C
Issued	—	—	8	3
Reinvested	—	—	5	— (a)
Redeemed	—	—	(13)	(15)
Change in Class C Shares	—	—	— (a)	(12)
Class I
Issued	16,705	15,343	193	327
Reinvested	948	1,013	116	9
Redeemed	(6,929)	(8,205)	(277)	(243)
Redemptions in-kind (See Note 8)	(5,044)	—	—	—
Change in Class I Shares	5,680	8,151	32	93

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	20,546	34,292	124	153
Reinvested	10,437	11,702	87	7
Redeemed	(48,576)	(39,785)	(226)	(193)
Change in Class R6 Shares	(17,593)	6,209	(15)	(33)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$159,972	$245,906
Distributions reinvested	73,392	34,970
Cost of shares redeemed	(243,656)	(170,834)
Change in net assets resulting from Class A capital transactions	(10,292)	110,042
Class C
Proceeds from shares issued	7,860	15,965
Distributions reinvested	5,815	2,906
Cost of shares redeemed	(26,958)	(23,703)
Change in net assets resulting from Class C capital transactions	(13,283)	(4,832)
Class I
Proceeds from shares issued	622,788	796,511
Distributions reinvested	122,878	66,988
Cost of shares redeemed	(1,193,983)	(735,443)
Change in net assets resulting from Class I capital transactions	(448,317)	128,056
Class R2
Proceeds from shares issued	860	1,462
Distributions reinvested	331	158
Cost of shares redeemed	(2,019)	(1,625)
Change in net assets resulting from Class R2 capital transactions	(828)	(5)
Class R3
Proceeds from shares issued	2,405	6,036
Distributions reinvested	209	86
Cost of shares redeemed	(5,851)	(2,333)
Change in net assets resulting from Class R3 capital transactions	(3,237)	3,789
Class R4
Proceeds from shares issued	2,113	2,147
Distributions reinvested	236	58
Cost of shares redeemed	(636)	(1,678)
Change in net assets resulting from Class R4 capital transactions	1,713	527
Class R5
Proceeds from shares issued	79,174	7,843
Distributions reinvested	638	380
Cost of shares redeemed	(16,238)	(4,389)
Change in net assets resulting from Class R5 capital transactions	63,574	3,834
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	June 30, 2026

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$366,048	$455,431
Distributions reinvested	102,722	54,483
Cost of shares redeemed	(516,878)	(540,185)
Change in net assets resulting from Class R6 capital transactions	(48,108)	(30,271)
Total change in net assets resulting from capital transactions	$(458,778)	$211,140
SHARE TRANSACTIONS:
Class A
Issued	1,868	3,111
Reinvested	866	437
Redeemed	(2,833)	(2,166)
Change in Class A Shares	(99)	1,382
Class C
Issued	106	229
Reinvested	79	41
Redeemed	(360)	(344)
Change in Class C Shares	(175)	(74)
Class I
Issued	6,845	9,480
Reinvested	1,354	785
Redeemed	(13,017)	(8,768)
Change in Class I Shares	(4,818)	1,497
Class R2
Issued	10	18
Reinvested	4	2
Redeemed	(23)	(20)
Change in Class R2 Shares	(9)	— (a)
Class R3
Issued	27	72
Reinvested	2	1
Redeemed	(64)	(28)
Change in Class R3 Shares	(35)	45
Class R4
Issued	23	27
Reinvested	3	1
Redeemed	(7)	(21)
Change in Class R4 Shares	19	7

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	820	91
Reinvested	7	4
Redeemed	(172)	(52)
Change in Class R5 Shares	655	43
Class R6
Issued	3,936	5,360
Reinvested	1,120	634
Redeemed	(5,584)	(6,319)
Change in Class R6 Shares	(528)	(325)
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	June 30, 2026

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$551,157
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(2,777,834)
Proceeds from disposition of investment securities	2,930,013
Covers of investment securities sold short	(1,272,074)
Proceeds from investment securities sold short	1,243,243
Purchases of short-term investments — affiliates, net	57,787
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(466,798)
Change in unrealized (appreciation)/depreciation on investments in affiliates	3
Change in unrealized (appreciation)/depreciation on investment securities sold short	22,542
Net realized (gain)/loss on investments in non-affiliates	(230,460)
Net realized (gain)/loss on investments in affiliates	(1)
Net realized (gain)/loss on securities sold short	127,505
Increase in dividends receivable from affiliates	(141)
Decrease in dividends receivable from non-affiliates	88
Increase in tax reclaims receivable	(56)
Decrease in variation margin receivable	255
Increase in dividend expense payable to non-affiliates on securities sold short	91
Increase in interest expense payable to non-affiliates on securities sold short	64
Increase in investment advisory fees payable	216
Increase in administration fees payable	17
Increase in distribution fees payable	21
Increase in service fees payable	4
Increase in custodian and accounting fees payable	7
Increase in other accrued expenses payable	21
Net cash provided (used) by operating activities	185,670
Cash flows provided (used) by financing activities:
Proceeds from shares issued	897,393
Payment for shares redeemed	(1,080,661)
Cash distributions paid to shareholders (net of reinvestments $96,165)	(7,000)
Net cash provided (used) by financing activities	(190,268)
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	(4,598)
Restricted and unrestricted cash and deposits at broker at beginning of year	4,598
Restricted and unrestricted cash and deposits at broker at end of year	$— (a)

(a)	Amount rounds to less than one thousand.
Supplemental disclosure of cash flow information:
For the year ended June 30, 2026 the Fund paid approximately $4,206 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
Reconciliation of restricted and unrestricted cash at the end of period to the Statements of Assets and Liabilities:
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	79

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)
JPMorgan U.S. Large Cap Core Plus Fund
June 30, 2026
Cash	$— (a)

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	June 30, 2026

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81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Year Ended June 30, 2026	$24.65	$0.33	$4.67	$5.00	$(0.34)	$(2.25)	$(2.59)
Year Ended June 30, 2025	23.49	0.37	2.68	3.05	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.85	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Class C
Year Ended June 30, 2026	24.02	0.20	4.54	4.74	(0.22)	(2.25)	(2.47)
Year Ended June 30, 2025	22.93	0.25	2.61	2.86	(0.27)	(1.50)	(1.77)
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Class I
Year Ended June 30, 2026	25.21	0.40	4.78	5.18	(0.40)	(2.25)	(2.65)
Year Ended June 30, 2025	23.98	0.44	2.74	3.18	(0.45)	(1.50)	(1.95)
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Class R2
Year Ended June 30, 2026	24.50	0.26	4.65	4.91	(0.28)	(2.25)	(2.53)
Year Ended June 30, 2025	23.36	0.31	2.65	2.96	(0.32)	(1.50)	(1.82)
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Class R3
Year Ended June 30, 2026	24.62	0.33	4.67	5.00	(0.34)	(2.25)	(2.59)
Year Ended June 30, 2025	23.47	0.37	2.67	3.04	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Class R4
Year Ended June 30, 2026	25.19	0.40	4.78	5.18	(0.40)	(2.25)	(2.65)
Year Ended June 30, 2025	23.96	0.44	2.73	3.17	(0.44)	(1.50)	(1.94)
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Class R5
Year Ended June 30, 2026	25.23	0.44	4.80	5.24	(0.44)	(2.25)	(2.69)
Year Ended June 30, 2025	24.00	0.48	2.73	3.21	(0.48)	(1.50)	(1.98)
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Class R6
Year Ended June 30, 2026	25.21	0.47	4.78	5.25	(0.47)	(2.25)	(2.72)
Year Ended June 30, 2025	23.98	0.51	2.73	3.24	(0.51)	(1.50)	(2.01)
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$27.06	21.53%	$5,119,324	0.95%	1.30%	0.95%	38%
24.65	13.17	4,653,837	0.95	1.53	0.95	20
23.49	10.31	4,450,073	0.95	1.77	0.95	20
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15

26.29	20.91	492,790	1.45	0.80	1.45	38
24.02	12.63	613,883	1.45	1.03	1.45	20
22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15

27.74	21.82	15,445,967	0.69	1.56	0.69	38
25.21	13.46	15,445,719	0.70	1.78	0.70	20
23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15

26.88	21.23	89,119	1.20	1.04	1.20	38
24.50	12.87	93,165	1.20	1.27	1.20	20
23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15

27.03	21.55	151,471	0.95	1.30	0.95	38
24.62	13.13	168,022	0.95	1.53	0.95	20
23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15

27.72	21.83	91,585	0.70	1.55	0.70	38
25.19	13.47	127,515	0.70	1.78	0.70	20
23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15

27.78	22.06	472,431	0.55	1.70	0.55	38
25.23	13.62	691,394	0.55	1.93	0.55	20
24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15

27.74	22.12	21,638,143	0.45	1.80	0.45	38
25.21	13.74	22,042,487	0.45	2.03	0.45	20
23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Year Ended June 30, 2026	$92.97	$0.76	$19.38	$20.14	$(0.76)	$(0.16)	$(0.92)
Year Ended June 30, 2025	81.79	0.77	11.18	11.95	(0.77)	—	(0.77)
Year Ended June 30, 2024	66.66	0.77	15.13	15.90	(0.77)	—	(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Class C
Year Ended June 30, 2026	91.98	0.14	19.19	19.33	(0.13)	(0.16)	(0.29)
Year Ended June 30, 2025	80.91	0.24	11.06	11.30	(0.23)	—	(0.23)
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Class I
Year Ended June 30, 2026	93.10	1.01	19.42	20.43	(1.01)	(0.16)	(1.17)
Year Ended June 30, 2025	81.90	0.98	11.20	12.18	(0.98)	—	(0.98)
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Class R6
Year Ended June 30, 2026	93.13	1.18	19.41	20.59	(1.17)	(0.16)	(1.33)
Year Ended June 30, 2025	81.93	1.12	11.20	12.32	(1.12)	—	(1.12)
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Net expenses for Class R6 Shares are 0.044% for the year ended June 30, 2026, 0.044% for the year ended June 30, 2025, 0.044% for the year ended June 30,
2024, 0.045% for the year ended June 30, 2023 and 0.045% for the year ended June 30,2022.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$112.19	21.77%	$1,225,580	0.45%	0.74%	0.63%	9%
92.97	14.66	1,055,685	0.45	0.89	0.64	12
81.79	24.01	953,255	0.45	1.08	0.65	5
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11

111.02	21.04	73,002	1.05	0.14	1.12	9
91.98	13.98	77,065	1.05	0.28	1.12	12
80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11

112.36	22.09	1,598,395	0.20	0.99	0.37	9
93.10	14.95	1,434,328	0.20	1.13	0.37	12
81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11

112.39	22.27	10,998,178	0.04 (d)	1.15	0.12	9
93.13	15.12	8,845,652	0.04 (d)	1.29	0.12	12
81.93	24.51	8,029,206	0.04 (d)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (d)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (d)	1.39	0.13	11

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Equity Premium Income Fund
Class A
Year Ended June 30, 2026	$14.05	$1.08	$(0.07)	$1.01	$(1.09)
Year Ended June 30, 2025	14.06	1.13	(0.01)	1.12	(1.13)
Year Ended June 30, 2024	13.72	0.97	0.34	1.31	(0.97)
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)
Class C
Year Ended June 30, 2026	14.05	1.01	(0.07)	0.94	(1.02)
Year Ended June 30, 2025	14.06	1.06	(0.01)	1.05	(1.06)
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)
Class I
Year Ended June 30, 2026	14.06	1.11	(0.08)	1.03	(1.12)
Year Ended June 30, 2025	14.07	1.17	(0.02)	1.15	(1.16)
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)
Class R5
Year Ended June 30, 2026	14.05	1.13	(0.07)	1.06	(1.14)
Year Ended June 30, 2025	14.07	1.20	(0.04)	1.16	(1.18)
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)
Class R6
Year Ended June 30, 2026	14.05	1.15	(0.07)	1.08	(1.16)
Year Ended June 30, 2025	14.06	1.19	—(d )	1.19	(1.20)
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$13.97	7.32%	$534,146	0.85%	7.63%	0.85%	183%
14.05	8.08	572,077	0.84	7.89	0.84	178
14.06	9.97	528,101	0.85	7.04	0.85	176
13.72	10.79	384,446	0.85	11.18	0.85	189
13.79	(1.05)	905,284	0.85	9.76	0.88	188

13.97	6.79	327,585	1.35	7.13	1.35	183
14.05	7.55	329,783	1.34	7.40	1.34	178
14.06	9.42	296,817	1.35	6.54	1.35	176
13.72	10.24	223,339	1.35	10.84	1.35	189
13.79	(1.54)	756,008	1.35	9.19	1.38	188

13.97	7.52	3,351,598	0.59	7.84	0.59	183
14.06	8.35	4,482,797	0.59	8.14	0.59	178
14.07	10.32	4,160,918	0.60	7.29	0.60	176
13.72	10.98	3,641,748	0.60	10.72	0.61	189
13.80	(0.73)	1,859,617	0.60	9.83	0.63	188

13.97	7.75	449	0.45	8.00	0.48	183
14.05	8.42	533	0.45	8.39	0.47	178
14.07	10.48	300	0.45	7.49	0.54	176
13.72	11.23	712	0.45	10.69	0.46	189
13.79	(0.66)	160	0.45	9.82	0.50	188

13.97	7.86	870,994	0.34	8.11	0.34	183
14.05	8.62	1,010,271	0.34	8.31	0.34	178
14.06	10.51	1,240,522	0.35	7.55	0.35	176
13.72	11.26	1,571,873	0.35	10.68	0.35	189
13.80	(0.49)	89,522	0.35	9.93	0.37	188

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Year Ended June 30, 2026	$82.27	$(0.18)(d)	$12.01	$11.83	$—	$(9.33)	$(9.33)
Year Ended June 30, 2025	72.60	(0.07)	10.54	10.47	—	(0.80)	(0.80)
Year Ended June 30, 2024	53.66	(0.14)(d)	19.08	18.94	—	—	—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Class C
Year Ended June 30, 2026	53.48	(0.37)(d)	7.61	7.24	—	(9.33)	(9.33)
Year Ended June 30, 2025	47.68	(0.29)	6.89	6.60	—	(0.80)	(0.80)
Year Ended June 30, 2024	35.42	(0.29)(d)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Class I
Year Ended June 30, 2026	84.88	0.03	12.42	12.45	(0.03)	(9.33)	(9.36)
Year Ended June 30, 2025	74.70	0.12	10.86	10.98	— (e)	(0.80)	(0.80)
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Class R2
Year Ended June 30, 2026	76.67	(0.36)(d)	11.15	10.79	—	(9.33)	(9.33)
Year Ended June 30, 2025	67.88	(0.24)	9.83	9.59	—	(0.80)	(0.80)
Year Ended June 30, 2024	50.29	(0.27)(d)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Class R3
Year Ended June 30, 2026	82.81	(0.18)(d)	12.10	11.92	—	(9.33)	(9.33)
Year Ended June 30, 2025	73.08	(0.07)	10.60	10.53	—	(0.80)	(0.80)
Year Ended June 30, 2024	54.04	(0.16)(d)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Class R4
Year Ended June 30, 2026	84.67	0.02	12.40	12.42	(0.01)	(9.33)	(9.34)
Year Ended June 30, 2025	74.52	0.12	10.83	10.95	—	(0.80)	(0.80)
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Class R5
Year Ended June 30, 2026	88.09	0.16	12.92	13.08	(0.14)	(9.33)	(9.47)
Year Ended June 30, 2025	77.47	0.24	11.28	11.52	(0.10)	(0.80)	(0.90)
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Class R6
Year Ended June 30, 2026	89.27	0.25	13.11	13.36	(0.22)	(9.33)	(9.55)
Year Ended June 30, 2025	78.50	0.33	11.41	11.74	(0.17)	(0.80)	(0.97)
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$84.77	14.97%	$8,093,815	0.94%	(0.22)%(d)	0.98%	72%
82.27	14.45	7,748,457	0.93	(0.09)	1.00	52
72.60	35.30	6,722,152	0.94	(0.23)(d)	0.99	32
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50

51.39	14.39	1,164,945	1.44	(0.72)(d)	1.48	72
53.48	13.88	1,143,570	1.43	(0.59)	1.49	52
47.68	34.61	900,693	1.44	(0.73)(d)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50

87.97	15.26	34,200,263	0.69	0.03	0.73	72
84.88	14.73	29,837,081	0.68	0.16	0.74	52
74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50

78.13	14.69	298,171	1.19	(0.47)(d)	1.24	72
76.67	14.16	273,635	1.18	(0.34)	1.26	52
67.88	34.98	235,641	1.19	(0.48)(d)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50

85.40	14.98	912,983	0.94	(0.22)(d)	0.98	72
82.81	14.44	834,854	0.93	(0.09)	0.99	52
73.08	35.31	723,139	0.94	(0.26)(d)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50

87.75	15.26	706,118	0.69	0.03	0.73	72
84.67	14.73	725,170	0.68	0.16	0.74	52
74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50

91.70	15.43	1,070,824	0.54	0.18	0.58	72
88.09	14.90	992,766	0.53	0.30	0.59	52
77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50

93.08	15.56	75,245,529	0.44	0.28	0.48	72
89.27	15.01	72,508,865	0.43	0.41	0.49	52
78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	89

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Year Ended June 30, 2026	$20.86	$0.19	$4.12	$4.31	$(0.19)	$(1.42)	$(1.61)
Year Ended June 30, 2025	20.36	0.24	2.38	2.62	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.93	0.28	2.13	2.41	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Class C
Year Ended June 30, 2026	19.58	0.07	3.86	3.93	(0.10)	(1.42)	(1.52)
Year Ended June 30, 2025	19.23	0.12	2.25	2.37	(0.12)	(1.90)	(2.02)
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Class I
Year Ended June 30, 2026	20.32	0.23	4.03	4.26	(0.24)	(1.42)	(1.66)
Year Ended June 30, 2025	19.89	0.28	2.32	2.60	(0.27)	(1.90)	(2.17)
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Class R2
Year Ended June 30, 2026	20.60	0.13	4.07	4.20	(0.13)	(1.42)	(1.55)
Year Ended June 30, 2025	20.13	0.18	2.36	2.54	(0.17)	(1.90)	(2.07)
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Class R3
Year Ended June 30, 2026	20.26	0.18	4.00	4.18	(0.19)	(1.42)	(1.61)
Year Ended June 30, 2025	19.84	0.23	2.31	2.54	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Class R4
Year Ended June 30, 2026	20.88	0.25	4.13	4.38	(0.24)	(1.42)	(1.66)
Year Ended June 30, 2025	20.38	0.28	2.38	2.66	(0.26)	(1.90)	(2.16)
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Class R5
Year Ended June 30, 2026	20.64	0.27	4.09	4.36	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2025	20.17	0.31	2.36	2.67	(0.30)	(1.90)	(2.20)
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Class R6
Year Ended June 30, 2026	20.44	0.29	4.05	4.34	(0.30)	(1.42)	(1.72)
Year Ended June 30, 2025	19.99	0.33	2.34	2.67	(0.32)	(1.90)	(2.22)
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$23.56	21.28%	$369,368	0.93%	0.84%	1.00%	223%
20.86	12.83	318,828	0.93	1.13	1.01	185
20.36	13.14	297,404	0.93	1.44	1.01	167
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121

21.99	20.65	80,872	1.44	0.33	1.49	223
19.58	12.25	75,725	1.44	0.62	1.50	185
19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121

22.92	21.64	1,820,670	0.69	1.08	0.74	223
20.32	13.05	2,256,860	0.69	1.37	0.75	185
19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121

23.25	20.99	18,434	1.19	0.58	1.25	223
20.60	12.55	17,020	1.19	0.88	1.26	185
20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121

22.83	21.28	18,645	0.94	0.83	0.99	223
20.26	12.77	14,922	0.94	1.13	1.00	185
19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121

23.60	21.61	225	0.69	1.12	0.76	223
20.88	13.06	1,210	0.69	1.34	0.74	185
20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121

23.30	21.79	32,530	0.54	1.23	0.60	223
20.64	13.23	29,907	0.54	1.50	0.60	185
20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121

23.06	21.93	2,819,232	0.44	1.33	0.49	223
20.44	13.36	2,335,547	0.44	1.63	0.49	185
19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	91

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Year Ended June 30, 2026	$25.88	$0.04	$3.44	$3.48	$(0.04)	$(1.43)	$(1.47)
Year Ended June 30, 2025	24.46	0.06	2.83	2.89	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.75	0.11	4.93	5.04	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Class C
Year Ended June 30, 2026	24.39	(0.09)(d)	3.23	3.14	—	(1.43)	(1.43)
Year Ended June 30, 2025	23.18	(0.06)	2.68	2.62	—	(1.41)	(1.41)
Year Ended June 30, 2024	18.76	— (e)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Class I
Year Ended June 30, 2026	26.00	0.11	3.45	3.56	(0.10)	(1.43)	(1.53)
Year Ended June 30, 2025	24.57	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Class L
Year Ended June 30, 2026	26.07	0.15	3.47	3.62	(0.15)	(1.43)	(1.58)
Year Ended June 30, 2025	24.63	0.16	2.85	3.01	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Class R2
Year Ended June 30, 2026	25.47	(0.03)(d)	3.38	3.35	— (e)	(1.43)	(1.43)
Year Ended June 30, 2025	24.11	— (e)	2.78	2.78	(0.01)	(1.41)	(1.42)
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Class R3
Year Ended June 30, 2026	25.74	0.04	3.42	3.46	(0.04)	(1.43)	(1.47)
Year Ended June 30, 2025	24.33	0.06	2.82	2.88	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Class R4
Year Ended June 30, 2026	25.95	0.11	3.45	3.56	(0.11)	(1.43)	(1.54)
Year Ended June 30, 2025	24.52	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Class R5
Year Ended June 30, 2026	26.09	0.15	3.47	3.62	(0.15)	(1.43)	(1.58)
Year Ended June 30, 2025	24.64	0.16	2.86	3.02	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$27.89	13.61%	$3,000,256	0.94%	0.14%	0.96%	53%
25.88	11.90	2,913,795	0.94	0.24	0.96	39
24.46	25.84	2,588,595	0.94	0.51	0.97	53
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53

26.10	13.03	552,507	1.44	(0.36)(d)	1.46	53
24.39	11.37	533,614	1.44	(0.26)	1.46	39
23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53

28.03	13.91	4,661,903	0.69	0.39	0.70	53
26.00	12.16	5,575,707	0.69	0.49	0.71	39
24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53

28.11	14.09	5,335,722	0.54	0.55	0.55	53
26.07	12.34	3,137,481	0.54	0.64	0.56	39
24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53

27.39	13.33	297,819	1.19	(0.11)(d)	1.21	53
25.47	11.63	315,455	1.19	(0.01)	1.21	39
24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53

27.73	13.61	275,890	0.94	0.14	0.96	53
25.74	11.93	277,165	0.94	0.24	0.96	39
24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53

27.97	13.90	113,885	0.69	0.39	0.70	53
25.95	12.19	118,291	0.69	0.49	0.71	39
24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53

28.13	14.07	1,021,498	0.54	0.54	0.55	53
26.09	12.37	1,215,149	0.54	0.64	0.56	39
24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R6
Year Ended June 30, 2026	$26.17	$0.18	$3.46	$3.64	$(0.17)	$(1.43)	$(1.60)
Year Ended June 30, 2025	24.71	0.19	2.86	3.05	(0.18)	(1.41)	(1.59)
Year Ended June 30, 2024	19.95	0.22	4.98	5.20	(0.21)	(0.23)	(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$28.21	14.15%	$18,189,713	0.44%	0.64%	0.45%	53%
26.17	12.49	18,092,080	0.44	0.74	0.46	39
24.71	26.43	16,708,451	0.44	1.02	0.47	53
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Year Ended June 30, 2026	$88.39	$(0.11)(d)	$17.84	$17.73	$—	$(7.07)	$(7.07)
Year Ended June 30, 2025	81.19	(0.05)	11.97	11.92	—	(4.72)	(4.72)
Year Ended June 30, 2024	60.47	(0.03)(d)	21.23	21.20	(0.07)	(0.41)	(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Class C
Year Ended June 30, 2026	83.67	(0.40)(d)	16.83	16.43	—	(7.07)	(7.07)
Year Ended June 30, 2025	77.45	(0.44)	11.38	10.94	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.93	(0.35)(d)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Class I
Year Ended June 30, 2026	91.35	0.06	18.45	18.51	— (f)	(7.07)	(7.07)
Year Ended June 30, 2025	83.69	0.16	12.35	12.51	(0.13)	(4.72)	(4.85)
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Class R2
Year Ended June 30, 2026	84.01	(0.25)(d)	16.92	16.67	—	(7.07)	(7.07)
Year Ended June 30, 2025	77.56	(0.25)	11.42	11.17	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.87	(0.19)(d)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Class R5
Year Ended June 30, 2026	89.33	0.18	18.06	18.24	(0.20)	(7.07)	(7.27)
Year Ended June 30, 2025	81.89	0.27	12.11	12.38	(0.22)	(4.72)	(4.94)
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Class R6
Year Ended June 30, 2026	89.33	0.29	18.04	18.33	(0.28)	(7.07)	(7.35)
Year Ended June 30, 2025	81.89	0.36	12.09	12.45	(0.29)	(4.72)	(5.01)
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	JPMDS voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Class A	0.08%	—	—	—	—
Class C	0.25%	—	—	—	—
Class R2	0.16%	—	—	—	—

(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$99.05	20.51%	$224,454	0.76%(e)	(0.11)%(d)	0.90%	42%
88.39	14.83	213,578	0.84	(0.07)	0.90	51
81.19	35.26	169,418	0.84	(0.04)(d)	0.91	46
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44

93.03	20.10	12,094	1.09 (e)	(0.45)(d)	1.41	42
83.67	14.27	11,478	1.34	(0.57)	1.41	51
77.45	34.58	12,253	1.34	(0.54)(d)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44

102.79	20.71	238,741	0.59	0.06	0.65	42
91.35	15.11	339,058	0.59	0.19	0.65	51
83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44

93.61	20.31	49,660	0.93 (e)	(0.28)(d)	1.18	42
84.01	14.55	49,843	1.09	(0.32)	1.19	51
77.56	34.91	49,552	1.09	(0.29)(d)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44

100.30	20.89	26,880	0.44	0.19	0.50	42
89.33	15.29	166,104	0.44	0.33	0.50	51
81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44

100.31	21.01	1,037,683	0.34	0.31	0.40	42
89.33	15.40	1,091,404	0.34	0.43	0.40	51
81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Year Ended June 30, 2026	$20.95	$(0.03)(e)	$3.48	$3.45	$—	$(0.66)	$(0.66)
Year Ended June 30, 2025	19.89	— (g)	2.41	2.41	—	(1.35)	(1.35)
Year Ended June 30, 2024	16.89	(0.01)(e)	5.00	4.99	—	(1.99)	(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Class C
Year Ended June 30, 2026	15.95	(0.10)(e)	2.64	2.54	—	(0.66)	(0.66)
Year Ended June 30, 2025	15.51	(0.08)	1.87	1.79	—	(1.35)	(1.35)
Year Ended June 30, 2024	13.64	(0.08)(e)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Class I
Year Ended June 30, 2026	22.24	0.03	3.71	3.74	(0.05)	(0.66)	(0.71)
Year Ended June 30, 2025	21.01	0.05	2.55	2.60	(0.02)	(1.35)	(1.37)
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Class R2
Year Ended June 30, 2026	18.02	(0.10)(e)	2.98	2.88	—	(0.66)	(0.66)
Year Ended June 30, 2025	17.35	(0.08)	2.10	2.02	—	(1.35)	(1.35)
Year Ended June 30, 2024	15.03	(0.08)(e)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Class R5
Year Ended June 30, 2026	22.64	0.02	3.76	3.78	(0.03)	(0.66)	(0.69)
Year Ended June 30, 2025	21.36	0.04	2.60	2.64	(0.01)	(1.35)	(1.36)
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$23.74	16.65%	$399,034	1.58%(f)	(0.11)%(e)	1.88%	67%	97%
20.95	12.21	362,828	1.64 (h)	(0.01)	1.94	71	100
19.89	32.19	319,841	1.71 (i)	(0.08)(e)	2.01	62	109
16.89	24.17	237,165	1.79 (i)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (j)	(0.33)	2.00	59	91

17.83	16.16	111,974	2.08 (f)	(0.62)(e)	2.38	67	97
15.95	11.64	92,937	2.13 (h)	(0.51)	2.44	71	100
15.51	31.50	61,460	2.20 (i)	(0.57)(e)	2.51	62	109
13.64	23.54	31,189	2.29 (i)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (j)	(0.82)	2.51	59	91

25.27	17.00	2,066,911	1.33 (f)	0.14	1.62	67	97
22.24	12.48	2,027,630	1.39 (h)	0.24	1.69	71	100
21.01	32.52	1,480,079	1.45 (i)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (i)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (j)	(0.09)	1.75	59	91

20.24	16.19	4,248	2.00 (f)	(0.53)(e)	2.13	67	97
18.02	11.73	8,540	2.09 (h)	(0.46)	2.20	71	100
17.35	31.58	7,541	2.16 (i)	(0.52)(e)	2.28	62	109
15.03	23.65	5,757	2.20 (i)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (j)	(0.67)	2.26	59	91

25.73	16.91	35,420	1.37 (f)	0.09	1.47	67	97
22.64	12.46	46,122	1.44 (h)	0.19	1.54	71	100
21.36	32.43	44,798	1.51 (i)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (i)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (j)	(0.02)	1.60	59	91
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund (continued)
Class R6
Year Ended June 30, 2026	$22.64	$0.04	$3.77	$3.81	$(0.06)	$(0.66)	$(0.72)
Year Ended June 30, 2025	21.36	0.06	2.60	2.66	(0.03)	(1.35)	(1.38)
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	0.95%	0.95%	1.01%	1.10%
Class C	1.45	1.44	1.44	1.51	1.60
Class I	0.70	0.70	0.69	0.76	0.85
Class R2	1.39	1.40	1.40	1.42	1.45
Class R5	0.75	0.75	0.75	0.77	0.80
Class R6	0.65	0.64	0.64	0.67	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.25	1.25	1.26	1.25
Class C	1.75	1.75	1.75	1.76	1.76
Class I	0.99	1.00	1.00	1.00	1.00
Class R2	1.52	1.51	1.52	1.52	1.51
Class R5	0.85	0.85	0.85	0.86	0.85
Class R6	0.75	0.74	0.74	0.75	0.75

(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

(f)	Interest expense on securities sold short is 0.12%.

(g)	Amount rounds to less than $0.005.

(h)	Interest expense on securities sold short is 0.13%.

(i)	Interest expense on securities sold short is 0.14%.

(j)	Interest expense on securities sold short is 0.62%.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$25.73	17.02%	$1,086,211	1.28%(f)	0.18%	1.38%	67%	97%
22.64	12.56	800,177	1.33 (h)	0.30	1.43	71	100
21.36	32.61	474,521	1.40 (i)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (i)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (j)	0.07	1.50	59	91

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Year Ended June 30, 2026	$45.03	$0.27	$7.99	$8.26	$(0.27)	$(2.24)	$(2.51)
Year Ended June 30, 2025	42.22	0.32	5.05	5.37	(0.33)	(2.23)	(2.56)
Year Ended June 30, 2024	33.84	0.31	8.44	8.75	(0.32)	(0.05)	(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Class I
Year Ended June 30, 2026	45.70	0.40	8.11	8.51	(0.39)	(2.24)	(2.63)
Year Ended June 30, 2025	42.81	0.44	5.10	5.54	(0.42)	(2.23)	(2.65)
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Class R6
Year Ended June 30, 2026	45.62	0.44	8.11	8.55	(0.44)	(2.24)	(2.68)
Year Ended June 30, 2025	42.73	0.48	5.10	5.58	(0.46)	(2.23)	(2.69)
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$50.78	18.76%	$713,494	0.60%	0.56%	0.84%	28%
45.03	12.87	573,535	0.60	0.75	0.84	28
42.22	26.01	189,141	0.60	0.86	0.84	39
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30

51.58	19.06	1,742,540	0.35	0.81	0.59	28
45.70	13.12	1,284,221	0.35	1.00	0.58	28
42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30

51.49	19.19	9,448,741	0.25	0.91	0.33	28
45.62	13.25	9,174,782	0.25	1.09	0.33	28
42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Year Ended June 30, 2026	$79.94	$0.37	$11.64	$12.01	$(0.36)	$(7.45)	$(7.81)
Year Ended June 30, 2025	72.21	0.40	7.75	8.15	(0.42)	—	(0.42)
Year Ended June 30, 2024	57.02	0.43	15.24	15.67	(0.48)	—	(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Class C
Year Ended June 30, 2026	78.10	(0.04)(d)	11.36	11.32	—	(7.45)	(7.45)
Year Ended June 30, 2025	70.53	0.03	7.55	7.58	(0.01)	—	(0.01)
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Class I
Year Ended June 30, 2026	80.79	0.57	11.78	12.35	(0.50)	(7.45)	(7.95)
Year Ended June 30, 2025	72.95	0.60	7.82	8.42	(0.58)	—	(0.58)
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Class R6
Year Ended June 30, 2026	80.78	0.62	11.77	12.39	(0.54)	(7.45)	(7.99)
Year Ended June 30, 2025	72.93	0.63	7.84	8.47	(0.62)	—	(0.62)
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$84.14	15.55%	$127,577	0.64%	0.45%	0.96%	50%
79.94	11.30	91,240	0.64	0.53	0.97	71
72.21	27.64	58,599	0.64	0.70	0.99	25
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39

81.97	14.98	4,710	1.14	(0.05)(d)	1.48	50
78.10	10.75	4,469	1.14	0.03	1.48	71
70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39

85.19	15.84	111,051	0.39	0.70	0.71	50
80.79	11.58	102,634	0.39	0.78	0.72	71
72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39

85.18	15.90	75,411	0.34	0.74	0.46	50
80.78	11.65	72,764	0.34	0.83	0.47	71
72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Year Ended June 30, 2026	$80.87	$0.86	$16.33	$17.19	$(0.91)	$(3.41)	$(4.32)
Year Ended June 30, 2025	74.67	0.89	7.43	8.32	(0.95)	(1.17)	(2.12)
Year Ended June 30, 2024	66.58	0.90	8.16	9.06	(0.97)	—	(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Class C
Year Ended June 30, 2026	70.71	0.38	14.19	14.57	(0.58)	(3.41)	(3.99)
Year Ended June 30, 2025	65.56	0.43	6.53	6.96	(0.64)	(1.17)	(1.81)
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Class I
Year Ended June 30, 2026	86.38	1.15	17.47	18.62	(1.10)	(3.41)	(4.51)
Year Ended June 30, 2025	79.59	1.16	7.93	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Class R2
Year Ended June 30, 2026	81.01	0.65	16.34	16.99	(0.68)	(3.41)	(4.09)
Year Ended June 30, 2025	74.78	0.69	7.45	8.14	(0.74)	(1.17)	(1.91)
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Class R3
Year Ended June 30, 2026	86.12	0.92	17.41	18.33	(0.87)	(3.41)	(4.28)
Year Ended June 30, 2025	79.38	0.94	7.91	8.85	(0.94)	(1.17)	(2.11)
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Class R4
Year Ended June 30, 2026	86.39	1.16	17.46	18.62	(1.11)	(3.41)	(4.52)
Year Ended June 30, 2025	79.60	1.19	7.90	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Class R5
Year Ended June 30, 2026	87.12	1.41	17.51	18.92	(1.24)	(3.41)	(4.65)
Year Ended June 30, 2025	80.25	1.31	7.99	9.30	(1.26)	(1.17)	(2.43)
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Class R6
Year Ended June 30, 2026	87.16	1.40	17.62	19.02	(1.33)	(3.41)	(4.74)
Year Ended June 30, 2025	80.28	1.38	8.01	9.39	(1.34)	(1.17)	(2.51)
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$93.74	21.88%	$1,700,287	0.94%	1.01%	1.00%	33%
80.87	11.19	1,475,038	0.94	1.12	1.00	22
74.67	13.71	1,258,586	0.94	1.30	1.01	18
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22

81.29	21.25	120,181	1.44	0.50	1.50	33
70.71	10.66	116,915	1.44	0.62	1.49	22
65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22

100.49	22.18	2,742,398	0.69	1.25	0.74	33
86.38	11.48	2,773,567	0.69	1.37	0.74	22
79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22

93.91	21.56	6,955	1.19	0.75	1.25	33
81.01	10.93	6,751	1.19	0.87	1.24	22
74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22

100.17	21.87	12,263	0.94	1.01	0.99	33
86.12	11.20	13,543	0.94	1.12	0.99	22
79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22

100.49	22.18	6,131	0.69	1.26	0.74	33
86.39	11.48	3,616	0.69	1.41	0.74	22
79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22

101.39	22.36	82,868	0.54	1.47	0.59	33
87.12	11.65	14,215	0.54	1.53	0.59	22
80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22

101.44	22.48	2,266,433	0.44	1.51	0.49	33
87.16	11.77	1,993,376	0.44	1.62	0.49	22
80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Large Cap Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified(1)
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Non-Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Non-Diversified
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Non-Diversified(2)
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)
The Fund is classified as "diversified" under the 1940 Act. However, the Fund may operate as a "non-diversified" fund, as defined by the 1940
Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.

(2)	Prior to June 8, 2026, the Fund operated as a diversified company.
Effective March 1, 2026, Class A and Class C Shares of U.S. GARP Equity Fund were publicly offered on a limited basis. Investors are not eligible to purchase Class A Shares and Class C Shares of U.S. GARP Equity Fund unless they meet certain requirements as described in the Funds' prospectus.
The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.
The investment objective of JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.

108	J.P. Morgan Large Cap Funds	June 30, 2026

Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective March 1, 2025, no sales charge was imposed on purchases of Class A Share of U.S. GARP Equity Fund and no CDSC was imposed on redemptions of Class A Shares and Class C Shares of U.S. GARP Equity Fund. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

June 30, 2026	J.P. Morgan Large Cap Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,495,878	$—	$—	$43,495,878

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$13,827,145	$—	$—	$13,827,145
Rights	—	—	1	1
Short-Term Investments
Investment Companies	79,959	—	—	79,959
Investment of Cash Collateral from Securities Loaned	19,420	—	—	19,420
Total Short-Term Investments	99,379	—	—	99,379
Total Investments in Securities	$13,926,524	$—	$1	$13,926,525
Appreciation in Other Financial Instruments
Futures Contracts	$665	$—	$—	$665

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$4,338,041	$—	$—	$4,338,041
Equity Linked Notes	—	706,543	—	706,543
Short-Term Investments
Investment Companies	45,565	—	—	45,565
Investment of Cash Collateral from Securities Loaned	5,842	—	—	5,842
Total Short-Term Investments	51,407	—	—	51,407
Total Investments in Securities	$4,389,448	$706,543	$—	$5,095,991

110	J.P. Morgan Large Cap Funds	June 30, 2026

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$121,853,641	$—	$—	$121,853,641

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,182,043	$—	$—	$5,182,043

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$33,011,063	$—	$—	$33,011,063
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(283)	$—	$—	$(283)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,448,288	$—	$—	$1,448,288
Appreciation in Other Financial Instruments
Futures Contracts (a)	$939	$—	$—	$939

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,489,533	$—	$—	$4,489,533
Total Liabilities in Securities Sold Short (a)	$(781,894)	$—	$—	$(781,894)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,792,742	$—	$—	$11,792,742

June 30, 2026	J.P. Morgan Large Cap Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
U.S. Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,560	$—	$—	$2,560

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$318,692	$—	$—	$318,692
Appreciation in Other Financial Instruments
Futures Contracts (a)	$70	$—	$—	$70

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,929,888	$—	$—	$6,929,888

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

112	J.P. Morgan Large Cap Funds	June 30, 2026

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Income Fund	$15,966	$(15,778)	$188
Equity Index Fund	19,090	(19,090)	—
Equity Premium Income Fund	5,720	(5,720)	—
Large Cap Growth Fund	219,586	(216,483)	3,103
Large Cap Value Fund	38,041	(38,041)	—
U.S. Equity Fund	150,997	(148,162)	2,835
U.S. Value Fund	7,797	(7,689)	108

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
U.S. GARP Equity Fund did not have any securities out on loan at June 30, 2026. U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the year ended June 30, 2026.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$76,341	$7,872,613	$7,685,645	$13	$(15)	$263,307	263,307	$7,568	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	151,376	135,598	—	—	15,778	15,778	87 (c)	—
Total	$76,341	$8,023,989	$7,821,243	$13	$(15)	$279,085		$7,655	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	J.P. Morgan Large Cap Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Equity Index Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$174,507	$11,051	$19,622	$6,464	$15,747	$188,147	575	$3,511	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c)	—	279,253	259,833	—	—	19,420	19,420	705 (d)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c)	—	86,591	6,632	—	—	79,959	79,959	117	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (b) (c)	29,487	731,374	760,861	—	—	—	—	1,529	—
Total	$203,994	$1,108,269	$1,046,948	$6,464	$15,747	$287,526		$5,862	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
(d)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$9,909	$2,512,616	$2,476,951	$(9)	$—	$45,565	45,565	$939	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	127,242	121,400	—	—	5,842	5,842	65 (c)	—
Total	$9,909	$2,639,858	$2,598,351	$(9)	$—	$51,407		$1,004	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Growth Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$588,926	$31,937,374	$31,260,699	$(890)	$(49)	$1,264,662	1,264,662	$116,135	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	10,377	2,160,523	1,954,417	—	—	216,483	216,483	5,388 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	2,830,625	2,830,625	—	—	—	—	2,156	—
Total	$599,303	$36,928,522	$36,045,741	$(890)	$(49)	$1,481,145		$123,679	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

114	J.P. Morgan Large Cap Funds	June 30, 2026

(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$28,240	$3,179,350	$3,176,872	$(34)	$(3)	$30,681	30,681	$2,946	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	19,800	559,973	540,450	—	—	39,323	39,323	862 (c)	—
Total	$48,040	$3,739,323	$3,717,322	$(34)	$(3)	$70,004		$3,808	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$247,623	$11,170,633	$11,337,003	$10	$(15)	$81,248	81,248	$7,352	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	295,707	147,545	—	—	148,162	148,162	285 (c)	—
Total	$247,623	$11,466,340	$11,484,548	$10	$(15)	$229,410		$7,637	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$10,767	$847,353	$754,285	$(21)	$(5)	$103,809	103,809	$776	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	18,933	18,933	—	—	—	—	7 (c)	—
Total	$10,767	$866,286	$773,218	$(21)	$(5)	$103,809		$783	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	J.P. Morgan Large Cap Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
U.S. Large Cap Core Plus Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$104,257	$942,518	$1,000,306	$1	$(3)	$46,467	46,467	$1,751	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

U.S. Research Enhanced Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$49,275	$2,198,673	$1,894,241	$(53)	$(33)	$353,621	353,621	$5,281	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

U.S. Sustainable Leaders Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$3,096	$105,268	$102,782	$1	$(1)	$5,582	5,582	$202	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

U.S. Value Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$184,750	$750,081	$865,944	$(3)	$(2)	$68,882	68,882	$2,451	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	23,649	247,927	263,887	—	—	7,689	7,689	352 (c)	—
Total	$208,399	$998,008	$1,129,831	$(3)	$(2)	$76,571		$2,803	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.

116	J.P. Morgan Large Cap Funds	June 30, 2026

(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— Equity Index Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2026:
	Equity Index Fund	U.S. Equity Fund
Futures Contracts:
Average Notional Balance Long	$66,523	$48,546
Ending Notional Balance Long	66,414	347,162

	U.S. GARP Equity Fund	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$45,650	$3,854	$150,848	$3,599
Ending Notional Balance Long	250,398	—	469,046	4,906

June 30, 2026	J.P. Morgan Large Cap Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
G. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2026, Equity Premium Income Fund had outstanding ELNs as listed on its SOI.
H. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of June 30, 2026, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

118	J.P. Morgan Large Cap Funds	June 30, 2026

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$184	$25	$76	n/a	$8	$5	$3	$10	$441	$752
Equity Index Fund
Transfer agency fees	195	5	18	n/a	n/a	n/a	n/a	n/a	59	277
Equity Premium Income Fund
Transfer agency fees	19	16	27	n/a	n/a	n/a	n/a	— (a)	16	78
Large Cap Growth Fund
Transfer agency fees	458	35	228	n/a	36	21	9	15	962	1,764
Large Cap Value Fund
Transfer agency fees	49	4	12	n/a	3	1	— (a)	2	38	109
U.S. Equity Fund
Transfer agency fees	125	17	22	$33	8	7	2	11	221	446
U.S. GARP Equity Fund
Transfer agency fees	14	1	6	n/a	19	n/a	n/a	2	10	52
U.S. Large Cap Core Plus Fund
Transfer agency fees	19	4	26	n/a	2	n/a	n/a	1	9	61
U.S. Research Enhanced Equity Fund
Transfer agency fees	21	n/a	43	n/a	n/a	n/a	n/a	n/a	80	144
U.S. Sustainable Leaders Fund
Transfer agency fees	6	1	3	n/a	n/a	n/a	n/a	n/a	2	12
U.S. Value Fund
Transfer agency fees	154	9	29	n/a	1	1	— (a)	— (a)	50	244

(a)	Amount rounds to less than one thousand.
K. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

June 30, 2026	J.P. Morgan Large Cap Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Equity Income Fund	$420,179	$5,863	$(426,042)
Large Cap Growth Fund	880,948	—	(880,948)
Large Cap Value Fund	90,999	—	(90,999)
U.S. Equity Fund	235,654	—	(235,654)
U.S. GARP Equity Fund	45,655	—	(45,655)
U.S. Large Cap Core Plus Fund	—	130	(130)
U.S. Research Enhanced Equity Fund	87,059	—	(87,059)
U.S. Sustainable Leaders Fund	— (a)	—	— (a)
U.S. Value Fund	—	33	(33)

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to redemption in-kind, tax adjustments on certain investments and tax equalization.
M. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

120	J.P. Morgan Large Cap Funds	June 30, 2026

B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.036%, 0.071%, 0.075%, 0.019%, 0.075%, 0.043%, 0.075%, 0.075%, 0.072%,0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
Effective March 1, 2026, distribution fees on U.S. GARP Equity Fund's Class A, Class C and Class R2 Shares are voluntarily waived by the Distributor. JPMD waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$153	$— (a)
Equity Index Fund	80	— (a)
Equity Premium Income Fund	251	— (a)
Large Cap Growth Fund	689	— (a)
Large Cap Value Fund	24	—
U.S. Equity Fund	198	2
U.S. GARP Equity Fund	11	—
U.S. Large Cap Core Plus Fund	43	4
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	3	—
U.S. Value Fund	97	— (a)

(a)	Amount rounds to less than one thousand.

June 30, 2026	J.P. Morgan Large Cap Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44

122	J.P. Morgan Large Cap Funds	June 30, 2026

The expense limitation agreements were in effect for the year ended June 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Equity Income Fund	$1	$—	$—	$1	$—	$—
Equity Index Fund	5,069	3,985	2,738	11,792	59	—
Equity Premium Income Fund	3	2	5	10	7	—
Large Cap Growth Fund	27,913	18,605	489	47,007	434	—
Large Cap Value Fund	1,546	1,030	99	2,675	31	—
U.S. Equity Fund	2,553	1,703	192	4,448	221	—
U.S. GARP Equity Fund	670	426	33	1,129	4	299
U.S. Large Cap Core Plus Fund	2,008	1,338	5,052	8,398	—	—
U.S. Research Enhanced Equity Fund	5,717	3,805	3,205	12,727	—	—
U.S. Sustainable Leaders Fund	202	134	449	785	—	—
U.S. Value Fund	1,896	1,266	185	3,347	46	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 were as follows:

Equity Income Fund	$208
Equity Index Fund	85
Equity Premium Income Fund	30
Large Cap Growth Fund	3,260
Large Cap Value Fund	86
U.S. Equity Fund	213
U.S. GARP Equity Fund	18
U.S. Large Cap Core Plus Fund	53
U.S. Research Enhanced Equity Fund	128
U.S. Sustainable Leaders Fund	5
U.S. Value Fund	76
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, Large Cap Growth Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Research Enhanced Equity Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

June 30, 2026	J.P. Morgan Large Cap Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The below Funds used related party broker-dealers during the year ended June 30, 2026, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Premium Income Fund	$44
U.S. GARP Equity Fund	46
U.S. Large Cap Core Plus Fund	7
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$16,621,428	$24,994,902	$—	$—
Equity Index Fund	1,165,515	1,122,274	—	—
Equity Premium Income Fund	10,842,767	12,070,686	—	—
Large Cap Growth Fund	83,749,353	93,544,972	—	—
Large Cap Value Fund	11,607,300	12,499,126	—	—
U.S. Equity Fund	18,026,789	21,593,522	—	—
U.S. GARP Equity Fund	790,322	1,668,556	—	—
U.S. Large Cap Core Plus Fund	2,811,884	2,953,866	1,254,268	1,273,036
U.S. Research Enhanced Equity Fund	3,142,487	4,343,120	—	—
U.S. Sustainable Leaders Fund	151,959	147,511	—	—
U.S. Value Fund	2,131,585	2,721,386	—	—
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$26,642,387	$17,155,286	$301,795	$16,853,491
Equity Index Fund	4,321,169	9,722,205	116,184	9,606,021
Equity Premium Income Fund	4,052,762	1,181,829	138,600	1,043,229
Large Cap Growth Fund	72,284,468	49,848,856	279,683	49,569,173
Large Cap Value Fund	4,622,015	679,907	119,879	560,028
U.S. Equity Fund	17,549,009	16,047,091	585,320	15,461,771
U.S. GARP Equity Fund	700,110	768,178	19,061	749,117
U.S. Large Cap Core Plus Fund *	1,866,276	1,934,241	92,878	1,841,363
U.S. Research Enhanced Equity Fund	5,972,805	6,018,567	196,070	5,822,497
U.S. Sustainable Leaders Fund	221,503	106,996	9,737	97,259
U.S. Value Fund	4,783,733	2,209,688	63,533	2,146,155

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

124	J.P. Morgan Large Cap Funds	June 30, 2026

The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$874,564	$3,503,461	$4,378,025
Equity Index Fund	146,798	11,065	157,863
Equity Premium Income Fund	466,471	—	466,471
Large Cap Growth Fund	207,377	12,197,217	12,404,594
Large Cap Value Fund	131,225	288,023	419,248
U.S. Equity Fund	743,331	1,192,995	1,936,326
U.S. GARP Equity Fund	27,716	114,868	142,584
U.S. Large Cap Core Plus Fund	6,181	96,984	103,165
U.S. Research Enhanced Equity Fund	219,337	402,189	621,526
U.S. Sustainable Leaders Fund	7,891	19,532	27,423
U.S. Value Fund	89,472	234,204	323,676

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$840,237	$2,628,734	$3,468,971
Equity Index Fund	133,064	—	133,064
Equity Premium Income Fund	518,059	—	518,059
Large Cap Growth Fund	140,130	1,002,056	1,142,186
Large Cap Value Fund	343,655	155,204	498,859
U.S. Equity Fund	807,038	1,113,229	1,920,267
U.S. GARP Equity Fund	30,794	62,061	92,855
U.S. Large Cap Core Plus Fund	11,844	163,977	175,821
U.S. Research Enhanced Equity Fund	232,460	381,245	613,705
U.S. Sustainable Leaders Fund	1,620	—	1,620
U.S. Value Fund	96,089	72,843	168,932

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2026	J.P. Morgan Large Cap Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Equity Income Fund	$325,759	$5,326,448	$16,853,491
Equity Index Fund	34,532	80,405	9,605,967
Equity Premium Income Fund	11,799	(981,027)	1,043,229
Large Cap Growth Fund	163,056	6,676,888	49,569,173
Large Cap Value Fund	390,760	330,470	560,028
U.S. Equity Fund	72,471	2,193,501	15,461,771
U.S. GARP Equity Fund	45,993	408,069	749,117
U.S. Large Cap Core Plus Fund	1,051	118,822	1,841,363
U.S. Research Enhanced Equity Fund	51,453	527,539	5,822,497
U.S. Sustainable Leaders Fund	920	4,322	97,259
U.S. Value Fund	9,037	616,863	2,146,155

The cumulative timing differences primarily consist of certain derivatives, dividends payable, post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2026, the following Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
Equity Premium Income Fund	$981,027
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2026, the Funds deferred to July 1, 2026 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
Equity Premium Income Fund	$281,231
U.S. Large Cap Core Plus Fund	92,875
U.S. Sustainable Leaders Fund	2,375
During the year ended June 30, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$—	$2,991
Equity Premium Income Fund	118,046	62,031
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

126	J.P. Morgan Large Cap Funds	June 30, 2026

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	13.1%	2	34.2%
Equity Index Fund	2	21.4	—	—
Equity Premium Income Fund	1	14.5	2	48.5
Large Cap Growth Fund	—	—	1	18.9
Large Cap Value Fund	1	13.9	1	13.5
U.S. Equity Fund	—	—	3	36.9
U.S. GARP Equity Fund	3	43.8	—	—
U.S. Large Cap Core Plus Fund	1	30.3	—	—
U.S. Research Enhanced Equity Fund	—	—	2	38.7
U.S. Sustainable Leaders Fund	—	—	2	44.2
U.S. Value Fund	—	—	2	41.0
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

June 30, 2026	J.P. Morgan Large Cap Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
As of June 30, 2026, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	63.8%
Large Cap Value Fund	28.0	—	—
U.S. GARP Equity Fund	50.5	—	—
U.S. Research Enhanced Equity Fund	11.5	21.8	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index, if any, or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Transfer in-Kind
During the year ended June 30, 2026, certain shareholders purchased shares of Large Cap Growth Fund and sold shares of U.S. Research Enhanced Equity Fund of the below given classes. The portfolio securities were delivered primarily by means of subscription in-kind and redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Fund	Class	Date	Value	Gain/(Loss)	Type
Large Cap Growth Fund	Class R6	June 8, 2026	$38,364 (a)	$—	Subscription In-Kind
U.S. Research Enhanced Equity Fund	Class I	February 27, 2026	242,934 (b)	54,727	Redemption In-Kind

(a)	This amount includes cash of approximately $12,003 associated with the subscription in-kind.
(b)	This amount includes cash of approximately $4,293 associated with the redemption in-kind.
9. Subsequent Events
At a meeting held on February 10-12 2026, JPM IV's Board of Trustees approved the reorganization (the Reorganization”) of U.S. GARP Equity Fund (the “Acquired Fund”) into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (the “Acquiring Fund”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization occurred as of the close of business on July 10, 2026 (the “Closing Date”). Following the Reorganization, the Acquired Fund’s performance and financial history was adopted by the Acquiring Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Acquiring Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Acquiring Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment may be taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Acquiring Fund has the identical investment adviser, investment objective and fundamental investment policies as the Acquired Fund, but its investment process changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team changed. Effective as of the close of business on July 10, 2026, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.

128	J.P. Morgan Large Cap Funds	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Equity Premium Income Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Large Cap Growth Fund and JPMorgan Large Cap Value Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Equity Premium Income Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statement of cash flows for JPMorgan U.S. Large Cap Core Plus Fund for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the results of its cash flows for the year then ended for JPMorgan U.S. Large Cap Core Plus Fund, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan Large Cap Funds	129

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan Equity Income Fund	100.00%
JPMorgan Equity Index Fund	92.77
JPMorgan Equity Premium Income Fund	15.64
JPMorgan Large Cap Growth Fund	100.00
JPMorgan Large Cap Value Fund	57.03
JPMorgan U.S. Equity Fund	43.75
JPMorgan U.S. GARP Equity Fund	39.22
JPMorgan U.S. Large Cap Core Plus Fund	100.00
JPMorgan U.S. Research Enhanced Equity Fund	51.88
JPMorgan U.S. Sustainable Leaders Fund	32.28
JPMorgan U.S. Value Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan Equity Income Fund	$3,901,648
JPMorgan Equity Index Fund	11,065
JPMorgan Large Cap Growth Fund	13,080,641
JPMorgan Large Cap Value Fund	329,995
JPMorgan U.S. Equity Fund	1,422,906
JPMorgan U.S. GARP Equity Fund	156,104
JPMorgan U.S. Large Cap Core Plus Fund	96,984
JPMorgan U.S. Research Enhanced Equity Fund	435,048
JPMorgan U.S. Sustainable Leaders Fund	19,532
Long-Term Capital Gain Distribution
JPMorgan U.S. Value Fund	$234,204
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan Equity Income Fund	$874,564
JPMorgan Equity Index Fund	141,074
JPMorgan Equity Premium Income Fund	77,863
JPMorgan Large Cap Growth Fund	207,377
JPMorgan Large Cap Value Fund	77,726
JPMorgan U.S. Equity Fund	352,507
JPMorgan U.S. GARP Equity Fund	11,262
JPMorgan U.S. Large Cap Core Plus Fund	6,181
JPMorgan U.S. Research Enhanced Equity Fund	120,067
JPMorgan U.S. Sustainable Leaders Fund	2,785
JPMorgan U.S. Value Fund	89,472
Section 199A Income
The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended June 30, 2025:
Qualified Business Income
JPMorgan Equity Index Fund	$2,614
JPMorgan Large Cap Value Fund	1,489

130	J.P. Morgan Large Cap Funds	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-LCE-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan Trust I held a special meeting of shareholders on June 4, 2026, for the purpose of considering and voting upon the approval to change the JPMorgan U.S. Research Enhanced Equity Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the related fundamental investment policy. The elimination of the fundamental policy was approved by shareholders of the Fund at the special meeting.
The results of the voting were as follows:
Dollar value of Votes Received (000’s)
For	$6,942,882
Against	104,016
Abstain	26,314

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Hedged Equity Funds
June 30, 2026
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 2.3%
Howmet Aerospace, Inc. (a)	581	156,137
RTX Corp. (a)	902	171,225
Textron, Inc.	331	30,402
TransDigm Group, Inc.	48	63,514
		421,278
Air Freight & Logistics — 0.3%
FedEx Corp. (b)	170	53,217
Automobile Components — 0.0% ^
Aptiv plc *	145	8,911
Automobiles — 1.5%
Tesla, Inc. * (c)	682	286,897
Banks — 3.4%
Bank of America Corp. (a)	3,385	192,849
Citigroup, Inc.	849	118,888
Fifth Third Bancorp	1,361	76,713
US Bancorp	1,424	86,001
Wells Fargo & Co. (a)	1,783	147,338
		621,789
Beverages — 1.1%
Keurig Dr Pepper, Inc. (b)	1,706	55,842
PepsiCo, Inc. (a)	1,123	152,017
		207,859
Biotechnology — 2.0%
AbbVie, Inc. (a) (b)	855	215,172
Neurocrine Biosciences, Inc. *	97	16,362
Regeneron Pharmaceuticals, Inc.	123	76,718
Vertex Pharmaceuticals, Inc. *	140	69,289
		377,541
Broadline Retail — 4.1%
Amazon.com, Inc. * (a) (b)	3,210	765,046
Building Products — 1.2%
Masco Corp. (b)	503	40,925
Trane Technologies plc	372	182,892
		223,817
Capital Markets — 1.5%
Blackstone, Inc.	284	33,398
Charles Schwab Corp. (The)	1,367	126,105
Intercontinental Exchange, Inc.	167	20,532
Morgan Stanley	499	104,446
		284,481
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.3%
Ecolab, Inc.	433	120,520
Linde plc (b)	144	74,689
PPG Industries, Inc.	386	46,886
		242,095
Communications Equipment — 0.6%
Arista Networks, Inc. *	494	83,979
Ciena Corp. *	41	19,793
		103,772
Construction & Engineering — 0.1%
EMCOR Group, Inc.	28	23,221
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	51	29,431
Vulcan Materials Co.	122	36,014
		65,445
Consumer Finance — 0.8%
American Express Co.	225	76,178
Capital One Financial Corp.	392	78,520
		154,698
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc.	1,051	119,034
Containers & Packaging — 0.0% ^
Ball Corp.	75	4,688
Diversified Telecommunication Services — 0.8%
AT&T, Inc. (c)	6,360	131,663
Space Exploration Technologies Corp., Class A * (b)	121	20,646
		152,309
Electric Utilities — 1.7%
Entergy Corp. (b)	693	79,589
NextEra Energy, Inc. (a) (b)	1,776	155,931
Southern Co. (The)	763	73,011
		308,531
Electrical Equipment — 1.6%
Eaton Corp. plc (b)	205	87,380
Emerson Electric Co. (b)	313	44,767
GE Vernova, Inc.	67	79,059
Vertiv Holdings Co., Class A (b)	235	78,564
		289,770
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	1

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	741	130,703
Corning, Inc.	432	110,290
		240,993
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	1,209	67,110
Entertainment — 0.9%
Netflix, Inc. *	654	46,661
Walt Disney Co. (The)	1,034	99,559
Warner Music Group Corp., Class A	460	12,459
		158,679
Financial Services — 4.6%
Affirm Holdings, Inc., Class A *	666	54,323
Apollo Global Management, Inc. (b)	294	34,759
Berkshire Hathaway, Inc., Class B * (a)	466	233,400
Corpay, Inc. *	208	69,174
Fidelity National Information Services, Inc.	1,013	39,379
Mastercard, Inc., Class A (a)	420	215,919
Toast, Inc., Class A *	896	24,936
Visa, Inc., Class A (a)	497	170,372
WEX, Inc. *	40	5,683
		847,945
Food Products — 0.5%
Mondelez International, Inc., Class A	1,629	94,199
Ground Transportation — 0.4%
Fedex Freight Holding Co., Inc. * (b)	85	12,832
Union Pacific Corp. (b)	198	53,923
		66,755
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp. *	1,083	46,209
Edwards Lifesciences Corp. *	836	75,588
Medtronic plc	697	54,566
Stryker Corp.	352	110,769
		287,132
Health Care Providers & Services — 1.7%
Cencora, Inc.	109	30,910
Cigna Group (The)	216	59,403
Humana, Inc.	107	42,676
McKesson Corp.	52	39,280
UnitedHealth Group, Inc.	330	136,977
		309,246
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.9%
Ventas, Inc.	1,069	94,932
Welltower, Inc.	303	68,756
		163,688
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	311	55,359
Carnival Corp. Ltd.	1,650	47,132
Chipotle Mexican Grill, Inc., Class A *	2,421	82,328
DoorDash, Inc., Class A *	223	41,167
Expedia Group, Inc. (c)	147	37,592
Hilton Worldwide Holdings, Inc.	253	83,642
McDonald's Corp. (a) (b)	466	126,057
Yum! Brands, Inc.	486	77,641
		550,918
Household Durables — 0.1%
Lennar Corp., Class A	146	13,174
Household Products — 0.1%
Church & Dwight Co., Inc.	267	25,840
Industrial Conglomerates — 0.8%
3M Co. (a) (c)	920	148,974
Insurance — 1.6%
Aon plc, Class A	385	127,804
Arch Capital Group Ltd. * (b)	241	23,376
Arthur J Gallagher & Co.	412	94,538
Chubb Ltd.	39	13,324
Progressive Corp. (The)	190	41,502
		300,544
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A (a)	1,725	616,214
Alphabet, Inc., Class C (a)	1,255	443,485
Meta Platforms, Inc., Class A (a) (b)	673	379,205
		1,438,904
IT Services — 0.4%
Accenture plc, Class A (b)	484	60,259
Cognizant Technology Solutions Corp., Class A (b)	601	23,281
		83,540
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	90	45,411
Waters Corp. *	131	49,015
		94,426
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Hedged Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.1%
Deere & Co. (b)	180	114,343
Dover Corp.	295	66,140
Ingersoll Rand, Inc.	324	26,575
		207,058
Media — 0.1%
Omnicom Group, Inc.	247	18,000
Metals & Mining — 0.2%
Newmont Corp.	311	29,027
Multi-Utilities — 0.5%
Sempra	907	84,084
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	640	66,572
Diamondback Energy, Inc. (b)	171	30,055
EOG Resources, Inc. (b)	954	123,763
EQT Corp. (b)	511	27,162
Exxon Mobil Corp. (b)	1,614	220,673
		468,225
Passenger Airlines — 0.2%
Delta Air Lines, Inc. (b)	287	26,876
United Airlines Holdings, Inc. *	135	18,346
		45,222
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	1,729	99,635
Eli Lilly & Co. (a)	192	230,158
Johnson & Johnson (a)	883	224,154
		553,947
Professional Services — 0.2%
Leidos Holdings, Inc.	374	38,455
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	514	33,145
Semiconductors & Semiconductor Equipment — 19.2%
Advanced Micro Devices, Inc. * (c)	486	282,405
Analog Devices, Inc.	282	111,822
Applied Materials, Inc.	65	47,083
Broadcom, Inc. (a)	1,462	552,428
Intel Corp. *	981	136,916
Lam Research Corp. (c)	642	278,149
Micron Technology, Inc. (a) (c)	368	424,690
NVIDIA Corp. (a) (b)	7,419	1,484,575
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV	367	103,160
Texas Instruments, Inc.	418	124,600
		3,545,828
Software — 7.7%
AppLovin Corp., Class A *	63	32,467
Autodesk, Inc. *	217	42,129
Cadence Design Systems, Inc. * (b)	144	54,218
Crowdstrike Holdings, Inc., Class A *	48	36,410
Fortinet, Inc. *	188	28,882
Intuit, Inc. (b)	112	29,114
Microsoft Corp. (a) (b) (c)	2,371	884,406
Oracle Corp. (c)	784	114,886
Palantir Technologies, Inc., Class A *	577	67,355
Palo Alto Networks, Inc. *	87	29,737
ServiceNow, Inc. *	1,006	99,889
		1,419,493
Specialized REITs — 0.7%
American Tower Corp.	247	40,351
Equinix, Inc.	79	82,143
		122,494
Specialty Retail — 1.9%
AutoZone, Inc. *	20	65,344
Burlington Stores, Inc. *	187	59,151
Lowe's Cos., Inc. (a)	631	139,155
Ross Stores, Inc.	407	86,641
		350,291
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc. (a) (b) (c)	4,134	1,196,200
Sandisk Corp. *	25	57,257
Seagate Technology Holdings plc	151	145,787
Western Digital Corp.	184	117,418
		1,516,662
Tobacco — 0.9%
Altria Group, Inc.	470	33,835
Philip Morris International, Inc.	717	129,656
		163,491
Trading Companies & Distributors — 0.3%
United Rentals, Inc. (b)	42	47,741
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	3

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Water Utilities — 0.0% ^
American Water Works Co., Inc.	44	5,834
Total Common Stocks (Cost $8,670,978)		18,255,463
	NO. OF CONTRACTS
Options Purchased — 1.2%
Put Options Purchased — 1.2%
S&P 500 Index
9/30/2026 at USD 7,090.00, American Style
Notional Amount: USD 18,598,413
Counterparty: Exchange-Traded * (Cost $241,998)	24,800	234,360
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 5.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (d) (e) (Cost $970,431)	970,431	970,431
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (d) (e)	9,939	9,939
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (d) (e)	8	8
Total Investment of Cash Collateral from Securities Loaned (Cost $9,947)		9,947
Total Short-Term Investments (Cost $980,378)		980,378
Total Investments — 105.2% (Cost $9,893,354)		19,470,201
Liabilities in Excess of Other Assets — (5.2)%		(969,412)
NET ASSETS — 100.0%		18,500,789

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated and subject to a lien under a securities lending agreement. The total value of securities segregated and subject to a lien is $2,617,869 (See Note 2.C.).
(b)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $1,163,223 (See Note 2.C.).
(c)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $732,203.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Hedged Equity Funds	June 30, 2026

Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	753	09/18/2026	USD	284,145	4,394

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	24,800	USD 18,598,413	USD 7,890.00	9/30/2026	(192,200)
Written Put Options Contracts as of June 30, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	24,800	USD 18,598,413	USD 5,990.00	9/30/2026	(52,700)
Total Written Options Contracts (Premiums Received $240,734)						(244,900)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	5

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 102.5%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	180	48,291
RTX Corp.	279	53,006
Textron, Inc.	102	9,412
TransDigm Group, Inc.	15	19,664
		130,373
Air Freight & Logistics — 0.3%
FedEx Corp.	53	16,476
Automobile Components — 0.0% ^
Aptiv plc *	45	2,759
Automobiles — 1.6%
Tesla, Inc. *	211	88,828
Banks — 3.5%
Bank of America Corp.	1,034	58,889
Citigroup, Inc.	260	36,364
Fifth Third Bancorp	421	23,749
US Bancorp	441	26,626
Wells Fargo & Co. (a)	552	45,636
		191,264
Beverages — 1.2%
Keurig Dr Pepper, Inc.	528	17,288
PepsiCo, Inc.	348	47,063
		64,351
Biotechnology — 2.1%
AbbVie, Inc. (a) (b)	265	66,616
Neurocrine Biosciences, Inc. *	30	5,066
Regeneron Pharmaceuticals, Inc.	37	23,187
Vertex Pharmaceuticals, Inc. *	43	21,449
		116,318
Broadline Retail — 4.3%
Amazon.com, Inc. * (a) (b)	1,002	238,899
Building Products — 1.3%
Masco Corp.	156	12,672
Trane Technologies plc	115	56,620
		69,292
Capital Markets — 1.6%
Blackstone, Inc.	88	10,412
Charles Schwab Corp. (The)	423	39,041
Intercontinental Exchange, Inc.	52	6,348
Morgan Stanley	155	32,330
		88,131
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.4%
Ecolab, Inc.	134	37,314
Linde plc	45	23,064
PPG Industries, Inc.	120	14,587
		74,965
Communications Equipment — 0.6%
Arista Networks, Inc. *	153	25,999
Ciena Corp. *	13	6,126
		32,125
Construction & Engineering — 0.1%
EMCOR Group, Inc.	9	7,084
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	16	9,111
Vulcan Materials Co.	38	11,150
		20,261
Consumer Finance — 0.9%
American Express Co.	68	23,000
Capital One Financial Corp.	121	24,308
		47,308
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc.	325	36,851
Containers & Packaging — 0.0% ^
Ball Corp.	23	1,460
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	1,969	40,753
Space Exploration Technologies Corp., Class A *	34	5,809
		46,562
Electric Utilities — 1.7%
Entergy Corp.	215	24,640
NextEra Energy, Inc. (b)	547	48,020
Southern Co. (The)	236	22,603
		95,263
Electrical Equipment — 1.6%
Eaton Corp. plc	63	27,052
Emerson Electric Co.	97	13,860
GE Vernova, Inc.	21	24,479
Vertiv Holdings Co., Class A	71	23,626
		89,017
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Hedged Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	230	40,473
Corning, Inc.	126	32,183
		72,656
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	374	20,778
Entertainment — 0.9%
Netflix, Inc. *	207	14,746
Walt Disney Co. (The)	320	30,844
Warner Music Group Corp., Class A	141	3,808
		49,398
Financial Services — 4.8%
Affirm Holdings, Inc., Class A *	197	16,098
Apollo Global Management, Inc.	90	10,683
Berkshire Hathaway, Inc., Class B *	145	72,273
Corpay, Inc. *	64	21,416
Fidelity National Information Services, Inc.	306	11,902
Mastercard, Inc., Class A	130	66,851
Toast, Inc., Class A *	271	7,537
Visa, Inc., Class A	154	52,805
WEX, Inc. *	13	1,759
		261,324
Food Products — 0.5%
Mondelez International, Inc., Class A	504	29,166
Ground Transportation — 0.4%
Fedex Freight Holding Co., Inc. *	26	3,973
Union Pacific Corp.	62	16,698
		20,671
Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp. *	335	14,305
Edwards Lifesciences Corp. *	259	23,401
Medtronic plc	216	16,884
Stryker Corp.	109	34,292
		88,882
Health Care Providers & Services — 1.7%
Cencora, Inc.	34	9,562
Cigna Group (The)	66	18,391
Humana, Inc.	33	13,212
McKesson Corp.	16	11,872
UnitedHealth Group, Inc.	102	42,406
		95,443
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.9%
Ventas, Inc.	331	29,390
Welltower, Inc.	94	21,286
		50,676
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	95	16,928
Carnival Corp. Ltd.	511	14,592
Chipotle Mexican Grill, Inc., Class A *	736	25,035
DoorDash, Inc., Class A *	67	12,385
Expedia Group, Inc.	46	11,639
Hilton Worldwide Holdings, Inc.	77	25,310
McDonald's Corp. (b)	144	39,017
Yum! Brands, Inc.	150	24,038
		168,944
Household Durables — 0.1%
Lennar Corp., Class A	45	4,078
Household Products — 0.1%
Church & Dwight Co., Inc.	83	8,002
Industrial Conglomerates — 0.8%
3M Co.	285	46,119
Insurance — 1.7%
Aon plc, Class A	118	39,053
Arch Capital Group Ltd. *	75	7,237
Arthur J Gallagher & Co.	127	29,268
Chubb Ltd.	12	4,169
Progressive Corp. (The)	58	12,661
		92,388
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A (a)	534	190,771
Alphabet, Inc., Class C (a) (b)	388	137,011
Meta Platforms, Inc., Class A (a)	208	117,235
		445,017
IT Services — 0.5%
Accenture plc, Class A	147	18,289
Cognizant Technology Solutions Corp., Class A	186	7,219
		25,508
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	28	14,042
Waters Corp. *	40	15,170
		29,212
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	7

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.2%
Deere & Co.	56	35,398
Dover Corp.	91	20,400
Ingersoll Rand, Inc.	100	8,227
		64,025
Media — 0.1%
Omnicom Group, Inc.	76	5,573
Metals & Mining — 0.2%
Newmont Corp.	95	8,879
Multi-Utilities — 0.5%
Sempra	281	26,030
Oil, Gas & Consumable Fuels — 2.6%
ConocoPhillips	198	20,604
Diamondback Energy, Inc.	53	9,305
EOG Resources, Inc.	295	38,315
EQT Corp.	158	8,409
Exxon Mobil Corp.	500	68,326
		144,959
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	89	8,322
United Airlines Holdings, Inc. *	42	5,679
		14,001
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	528	30,421
Eli Lilly & Co. (a)	59	71,255
Johnson & Johnson (a) (b)	274	69,506
		171,182
Professional Services — 0.2%
Leidos Holdings, Inc.	116	11,905
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	159	10,261
Semiconductors & Semiconductor Equipment — 19.9%
Advanced Micro Devices, Inc. * (a)	151	87,498
Analog Devices, Inc. (b)	86	34,288
Applied Materials, Inc.	20	14,549
Broadcom, Inc. (a) (b)	452	170,932
Intel Corp. *	296	41,275
Lam Research Corp.	198	86,000
Micron Technology, Inc.	114	131,502
NVIDIA Corp. (a)	2,297	459,607
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV	113	31,768
Texas Instruments, Inc.	128	38,118
		1,095,537
Software — 8.0%
AppLovin Corp., Class A *	20	10,048
Autodesk, Inc. *	67	13,039
Cadence Design Systems, Inc. *	43	16,319
Crowdstrike Holdings, Inc., Class A *	15	11,074
Fortinet, Inc. *	58	8,941
Intuit, Inc.	33	8,681
Microsoft Corp. (a)	734	273,720
Oracle Corp.	243	35,570
Palantir Technologies, Inc., Class A *	179	20,849
Palo Alto Networks, Inc. *	27	9,189
ServiceNow, Inc. *	311	30,924
		438,354
Specialized REITs — 0.7%
American Tower Corp.	75	12,221
Equinix, Inc.	24	25,431
		37,652
Specialty Retail — 1.9%
AutoZone, Inc. *	6	20,013
Burlington Stores, Inc. *	54	17,035
Lowe's Cos., Inc.	195	43,068
Ross Stores, Inc.	126	26,822
		106,938
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc. (a) (b)	1,280	370,331
Sandisk Corp. *	8	17,539
Seagate Technology Holdings plc	47	45,093
Western Digital Corp.	55	35,411
		468,374
Tobacco — 0.9%
Altria Group, Inc.	145	10,475
Philip Morris International, Inc.	222	40,139
		50,614
Trading Companies & Distributors — 0.3%
United Rentals, Inc. (b)	13	14,780
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Hedged Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Water Utilities — 0.0% ^
American Water Works Co., Inc.	13	1,764
Total Common Stocks (Cost $3,378,615)		5,636,677
	NO. OF CONTRACTS
Options Purchased — 0.2%
Put Options Purchased — 0.2%
S&P 500 Index
7/31/2026 at USD 6,830.00, American Style
Notional Amount: USD 5,650,768
Counterparty: Exchange-Traded * (Cost $80,556)	7,535	10,172
	SHARES (000)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $10,908)	10,908	10,908
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)	439	439
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d)	7	7
Total Investment of Cash Collateral from Securities Loaned (Cost $446)		446
Total Short-Term Investments (Cost $11,354)		11,354
Total Investments — 102.9% (Cost $3,470,525)		5,658,203
Liabilities in Excess of Other Assets — (2.9)%		(161,812)
NET ASSETS — 100.0%		5,496,391

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated and subject to a lien under a securities lending agreement. The total value of securities segregated and subject to a lien is $605,196 (See Note 2.C.).
(b)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $295,703 (See Note 2.C.).
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	9

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	37	09/18/2026	USD	13,962	89

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	7,535	USD 5,650,768	USD 7,565.00	7/31/2026	(73,089)
Written Put Options Contracts as of June 30, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	7,535	USD 5,650,768	USD 5,760.00	7/31/2026	(1,884)
Total Written Options Contracts (Premiums Received $82,002)						(74,973)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Hedged Equity Funds	June 30, 2026

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.7%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	87	23,473
RTX Corp.	136	25,741
Textron, Inc.	50	4,571
TransDigm Group, Inc.	7	9,548
		63,333
Air Freight & Logistics — 0.3%
FedEx Corp.	26	8,000
Automobile Components — 0.0% ^
Aptiv plc *	22	1,340
Automobiles — 1.3%
Tesla, Inc. * (a)	103	43,130
Banks — 2.9%
Bank of America Corp.	509	28,992
Citigroup, Inc.	126	17,665
Fifth Third Bancorp	204	11,533
US Bancorp	214	12,929
Wells Fargo & Co.	268	22,117
		93,236
Beverages — 1.0%
Keurig Dr Pepper, Inc.	256	8,395
PepsiCo, Inc.	169	22,854
		31,249
Biotechnology — 1.8%
AbbVie, Inc. (a)	129	32,348
Neurocrine Biosciences, Inc. *	15	2,460
Regeneron Pharmaceuticals, Inc.	18	11,534
Vertex Pharmaceuticals, Inc. *	21	10,416
		56,758
Broadline Retail — 3.6%
Amazon.com, Inc. * (a)	483	115,014
Building Products — 1.1%
Masco Corp.	76	6,153
Trane Technologies plc	56	27,495
		33,648
Capital Markets — 1.3%
Blackstone, Inc.	43	5,021
Charles Schwab Corp. (The)	206	18,958
Intercontinental Exchange, Inc.	25	3,112
Morgan Stanley	75	15,702
		42,793
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.1%
Ecolab, Inc.	65	18,119
Linde plc	22	11,228
PPG Industries, Inc.	58	7,048
		36,395
Communications Equipment — 0.5%
Arista Networks, Inc. *	74	12,625
Ciena Corp. *	6	2,976
		15,601
Construction & Engineering — 0.1%
EMCOR Group, Inc.	4	3,491
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	8	4,425
Vulcan Materials Co.	18	5,414
		9,839
Consumer Finance — 0.7%
American Express Co.	34	11,452
Capital One Financial Corp.	59	11,804
		23,256
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc.	158	17,895
Containers & Packaging — 0.0% ^
Ball Corp.	11	687
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	956	19,793
Space Exploration Technologies Corp., Class A *	16	2,667
		22,460
Electric Utilities — 1.4%
Entergy Corp.	104	11,965
NextEra Energy, Inc.	266	23,319
Southern Co. (The)	115	10,976
		46,260
Electrical Equipment — 1.4%
Eaton Corp. plc	31	13,137
Emerson Electric Co.	47	6,730
GE Vernova, Inc.	10	11,886
Vertiv Holdings Co., Class A	35	11,811
		43,564
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	11

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	111	19,646
Corning, Inc.	62	15,703
		35,349
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	182	10,089
Entertainment — 0.7%
Netflix, Inc. *	98	7,023
Walt Disney Co. (The)	156	14,976
Warner Music Group Corp., Class A	69	1,873
		23,872
Financial Services — 4.0%
Affirm Holdings, Inc., Class A *	97	7,891
Apollo Global Management, Inc.	44	5,225
Berkshire Hathaway, Inc., Class B *	70	35,056
Corpay, Inc. *	31	10,399
Fidelity National Information Services, Inc.	152	5,920
Mastercard, Inc., Class A (a)	63	32,460
Toast, Inc., Class A *	135	3,749
Visa, Inc., Class A	75	25,531
WEX, Inc. *	6	854
		127,085
Food Products — 0.4%
Mondelez International, Inc., Class A	245	14,161
Ground Transportation — 0.3%
Fedex Freight Holding Co., Inc. *	13	1,929
Union Pacific Corp.	30	8,144
		10,073
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp. *	163	6,947
Edwards Lifesciences Corp. *	125	11,363
Medtronic plc	105	8,203
Stryker Corp.	53	16,652
		43,165
Health Care Providers & Services — 1.5%
Cencora, Inc.	16	4,647
Cigna Group (The)	32	8,930
Humana, Inc.	16	6,416
McKesson Corp.	8	5,905
UnitedHealth Group, Inc.	50	20,592
		46,490
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	161	14,272
Welltower, Inc.	45	10,336
		24,608
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	47	8,322
Carnival Corp. Ltd.	248	7,086
Chipotle Mexican Grill, Inc., Class A *	362	12,312
DoorDash, Inc., Class A *	34	6,190
Expedia Group, Inc.	22	5,651
Hilton Worldwide Holdings, Inc.	38	12,574
McDonald's Corp. (b)	70	18,948
Yum! Brands, Inc.	73	11,672
		82,755
Household Durables — 0.1%
Lennar Corp., Class A	22	1,980
Household Products — 0.1%
Church & Dwight Co., Inc.	40	3,885
Industrial Conglomerates — 0.7%
3M Co.	138	22,396
Insurance — 1.4%
Aon plc, Class A	58	19,214
Arch Capital Group Ltd. *	36	3,514
Arthur J Gallagher & Co.	62	14,212
Chubb Ltd.	6	1,920
Progressive Corp. (The)	28	6,239
		45,099
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A (a) (b)	259	92,639
Alphabet, Inc., Class C (b)	189	66,508
Meta Platforms, Inc., Class A	101	57,018
		216,165
IT Services — 0.4%
Accenture plc, Class A	72	8,954
Cognizant Technology Solutions Corp., Class A	90	3,499
		12,453
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	13	6,828
Waters Corp. *	20	7,370
		14,198
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Hedged Equity Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.0%
Deere & Co.	27	17,190
Dover Corp.	44	9,943
Ingersoll Rand, Inc.	49	3,995
		31,128
Media — 0.1%
Omnicom Group, Inc.	37	2,706
Metals & Mining — 0.1%
Newmont Corp.	47	4,365
Multi-Utilities — 0.4%
Sempra	136	12,641
Oil, Gas & Consumable Fuels — 2.2%
ConocoPhillips	96	10,008
Diamondback Energy, Inc.	26	4,518
EOG Resources, Inc.	143	18,606
EQT Corp.	77	4,084
Exxon Mobil Corp.	243	33,175
		70,391
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	43	4,040
United Airlines Holdings, Inc. *	20	2,758
		6,798
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	256	14,774
Eli Lilly & Co.	29	34,601
Johnson & Johnson (a)	133	33,698
		83,073
Professional Services — 0.2%
Leidos Holdings, Inc.	56	5,781
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	77	4,983
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc. *	73	42,397
Analog Devices, Inc.	42	16,809
Applied Materials, Inc.	10	7,077
Broadcom, Inc.	220	83,050
Intel Corp. *	146	20,371
Lam Research Corp.	97	41,817
Micron Technology, Inc.	55	63,844
NVIDIA Corp. (a)	1,115	223,184
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV	55	15,509
Texas Instruments, Inc.	63	18,730
		532,788
Software — 6.7%
AppLovin Corp., Class A *	9	4,881
Autodesk, Inc. *	33	6,333
Cadence Design Systems, Inc. *	22	8,151
Crowdstrike Holdings, Inc., Class A *	7	5,445
Fortinet, Inc. *	28	4,342
Intuit, Inc.	17	4,376
Microsoft Corp. (a) (b)	356	132,957
Oracle Corp.	118	17,272
Palantir Technologies, Inc., Class A *	87	10,126
Palo Alto Networks, Inc. *	13	4,470
ServiceNow, Inc. *	151	15,017
		213,370
Specialized REITs — 0.6%
American Tower Corp.	36	5,984
Equinix, Inc.	12	12,349
		18,333
Specialty Retail — 1.6%
AutoZone, Inc. *	3	9,824
Burlington Stores, Inc. *	28	8,893
Lowe's Cos., Inc.	95	20,920
Ross Stores, Inc.	61	13,025
		52,662
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. (a) (b)	621	179,830
Sandisk Corp. *	4	8,634
Seagate Technology Holdings plc	23	21,916
Western Digital Corp.	28	17,652
		228,032
Tobacco — 0.8%
Altria Group, Inc.	70	5,087
Philip Morris International, Inc.	108	19,492
		24,579
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	6	7,177
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	13

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Water Utilities — 0.0% ^
American Water Works Co., Inc.	7	859
Total Common Stocks (Cost $1,594,958)		2,741,438
	NO. OF CONTRACTS
Options Purchased — 1.0%
Put Options Purchased — 1.0%
S&P 500 Index
8/31/2026 at USD 7,175.00, American Style
Notional Amount: USD 3,106,235
Counterparty: Exchange-Traded * (Cost $43,218)	4,142	31,893
	SHARES (000)
Short-Term Investments — 11.1%
Investment Companies — 11.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $354,801)	354,782	354,782
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d)	93	93
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d)	10	10
Total Investment of Cash Collateral from Securities Loaned (Cost $103)		103
Total Short-Term Investments (Cost $354,904)		354,885
Total Investments — 97.8% (Cost $1,993,080)		3,128,216
Other Assets in Excess of Liabilities — 2.2%		69,885
NET ASSETS — 100.0%		3,198,101

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated and subject to a lien under a securities lending agreement. The total value of securities segregated and subject to a lien is $169,163 (See Note 2.C.).
(b)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $47,737 (See Note 2.C.).
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Hedged Equity Funds	June 30, 2026

Futures contracts outstanding as of June 30, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	965	09/18/2026	USD	364,143	3,805

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,142	USD 3,106,235	USD 7,990.00	8/31/2026	(9,423)
Written Put Options Contracts as of June 30, 2026 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,142	USD 3,106,235	USD 6,050.00	8/31/2026	(4,888)
Total Written Options Contracts (Premiums Received $37,756)						(14,311)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	15

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Hedged Equity Fund	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund
ASSETS:
Investments in non-affiliates, at value	$18,255,463	$5,636,677	$2,741,438
Investments in affiliates, at value	970,431	10,908	354,782
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	9,947	446	103
Options purchased, at value	234,360	10,172	31,893
Cash	18,512	199	4,776
Deposits at broker for futures contracts and options (See Note 2.C.)	2,174,512	297,584	47,911
Receivables:
Investment securities sold	66,385	20,519	10,000
Fund shares sold	11,614	3,832	81,644
Dividends from non-affiliates	9,664	2,916	1,415
Dividends from affiliates	1,789	133	625
Variation margin on futures contracts	—	88	2,259
Total Assets	21,752,677	5,983,474	3,276,846
LIABILITIES:
Payables:
Due to broker for options	695,271	—	—
Investment securities purchased	77,189	23,909	11,612
Collateral received on securities loaned (See Note 2.C.)	1,184,467	298,037	48,024
Fund shares redeemed	28,310	86,177	2,954
Variation margin on futures contracts	1,005,259	—	—
Options written, at value	244,900	74,973	14,311
Accrued liabilities:
Investment advisory fees	3,824	1,139	587
Administration fees	993	347	175
Distribution fees	564	199	122
Service fees	3,405	928	519
Custodian and accounting fees	137	41	25
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Net cost of acquiring collateral from securities lending to facilitate options trading (See Note 2.C.)	6,883	1,094	208
Other	686	239	208
Total Liabilities	3,251,888	487,083	78,745
Net Assets	$18,500,789	$5,496,391	$3,198,101

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Hedged Equity Funds	June 30, 2026

	JPMorgan Hedged Equity Fund	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund
NET ASSETS:
Paid-in-Capital	$10,257,936	$4,214,907	$2,354,061
Total distributable earnings (loss)	8,242,853	1,281,484	844,040
Total Net Assets	$18,500,789	$5,496,391	$3,198,101
Net Assets:
Class A	$1,197,524	$236,705	$156,689
Class C	502,670	243,305	144,170
Class I	14,650,519	3,891,946	2,301,143
Class R5	2,731	1,159	44
Class R6	2,147,345	1,123,276	596,055
Total	$18,500,789	$5,496,391	$3,198,101
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	34,710	11,300	7,324
Class C	14,726	11,679	6,780
Class I	423,268	185,572	107,391
Class R5	79	55	3
Class R6	61,895	53,515	27,784
Net Asset Value (a):
Class A — Redemption price per share	$34.50	$20.95	$21.39
Class C — Offering price per share (b)	34.14	20.83	21.26
Class I — Offering and redemption price per share	34.61	20.97	21.43
Class R5 — Offering and redemption price per share	34.67	20.98	21.45
Class R6 — Offering and redemption price per share	34.69	20.99	21.45
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$36.41	$22.11	$22.58
Cost of investments in non-affiliates	$8,670,978	$3,378,615	$1,594,958
Cost of investments in affiliates	970,431	10,908	354,801
Cost of options purchased	241,998	80,556	43,218
Investment securities on loan, at value (See Note 2.C.)	1,163,223	295,703	47,737
Cost of investment of cash collateral (See Note 2.C.)	9,947	446	103
Premiums received from options written	240,734	82,002	37,756

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	17

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan Hedged Equity Fund	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12,405	$1,941	$1,183
Interest income from affiliates	2	131	1
Dividend income from non-affiliates	232,904	60,096	31,095
Dividend income from affiliates	10,189	3,484	2,178
Total investment income	255,500	65,652	34,457
EXPENSES:
Investment advisory fees	51,770	13,499	7,027
Administration fees	12,632	4,050	2,108
Distribution fees:
Class A	3,575	608	394
Class C	4,325	1,838	1,121
Service fees:
Class A	3,575	608	394
Class C	1,442	612	374
Class I	41,048	10,499	5,743
Class R5	3	1	— (a)
Custodian and accounting fees	594	177	108
Interest expense to affiliates	— (a)	— (a)	3
Professional fees	191	107	98
Trustees’ and Chief Compliance Officer’s fees	66	35	31
Printing and mailing costs	762	267	156
Registration and filing fees	625	252	227
Transfer agency fees (See Note 2.I.)	234	60	33
Net cost of acquiring collateral from securities lending to facilitate options trading (See Note 2.C.)	23,566	4,318	1,945
Other	167	86	55
Total expenses	144,575	37,017	19,817
Less fees waived	(393)	(95)	(63)
Less expense reimbursements	—	—	(2)
Net expenses	144,182	36,922	19,752
Net investment income (loss)	111,318	28,730	14,705

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Hedged Equity Funds	June 30, 2026

	JPMorgan Hedged Equity Fund	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3,328,713	$508,818	$414,206
Investments in affiliates	(97)	(2)	(9)
Options purchased	(1,281,865)	(363,704)	(170,375)
Futures contracts	33,699	14,629	14,804
Options written	(1,246,584)	(229,739)	(155,461)
Net realized gain (loss)	833,866	(69,998)	103,165
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	130,984	431,413	60,121
Investments in affiliates	—	—	(19)
Options purchased	(11,580)	37,680	27,145
Futures contracts	3,047	(1,214)	2,893
Options written	(4,302)	215,431	64,451
Change in net unrealized appreciation/depreciation	118,149	683,310	154,591
Net realized/unrealized gains (losses)	952,015	613,312	257,756
Change in net assets resulting from operations	$1,063,333	$642,042	$272,461
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	19

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Hedged Equity Fund		JPMorgan Hedged Equity 2 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$111,318	$158,468	$28,730	$38,679
Net realized gain (loss)	833,866	57,036	(69,998)	132,040
Change in net unrealized appreciation/depreciation	118,149	1,200,961	683,310	215,751
Change in net assets resulting from operations	1,063,333	1,416,465	642,042	386,470
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,373)	(7,480)	(693)	(1,231)
Class C	(45)	(387)	(6)	(141)
Class I	(91,324)	(126,088)	(22,287)	(30,799)
Class R5	(22)	(42)	(8)	(8)
Class R6	(19,241)	(21,402)	(6,055)	(5,788)
Total distributions to shareholders	(115,005)	(155,399)	(29,049)	(37,967)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,504,556)	104,501	(305,620)	87,975
NET ASSETS:
Change in net assets	(2,556,228)	1,365,567	307,373	436,478
Beginning of period	21,057,017	19,691,450	5,189,018	4,752,540
End of period	$18,500,789	$21,057,017	$5,496,391	$5,189,018
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Hedged Equity Funds	June 30, 2026

	JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,705	$22,591
Net realized gain (loss)	103,165	68,173
Change in net unrealized appreciation/depreciation	154,591	152,796
Change in net assets resulting from operations	272,461	243,560
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(482)	(654)
Class C	(15)	(68)
Class I	(12,572)	(17,571)
Class R5	— (a)	— (a)
Class R6	(2,111)	(3,828)
Total distributions to shareholders	(15,180)	(22,121)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(282,771)	95,306
NET ASSETS:
Change in net assets	(25,490)	316,745
Beginning of period	3,223,591	2,906,846
End of period	$3,198,101	$3,223,591

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	21

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity Fund		JPMorgan Hedged Equity 2 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$254,524	$433,602	$36,109	$53,180
Distributions reinvested	4,340	7,426	690	1,227
Cost of shares redeemed	(579,931)	(468,982)	(77,424)	(72,587)
Change in net assets resulting from Class A capital transactions	(321,067)	(27,954)	(40,625)	(18,180)
Class C
Proceeds from shares issued	48,875	151,872	17,539	46,176
Distributions reinvested	45	385	6	140
Cost of shares redeemed	(164,955)	(101,015)	(43,108)	(47,195)
Change in net assets resulting from Class C capital transactions	(116,035)	51,242	(25,563)	(879)
Class I
Proceeds from shares issued	2,606,395	4,931,189	1,300,047	1,709,276
Distributions reinvested	89,114	123,002	21,633	30,066
Cost of shares redeemed	(5,785,157)	(4,629,408)	(2,148,293)	(1,617,312)
Change in net assets resulting from Class I capital transactions	(3,089,648)	424,783	(826,613)	122,030
Class R5
Proceeds from shares issued	393	755	51	356
Distributions reinvested	22	42	8	8
Cost of shares redeemed	(962)	(3,745)	(101)	(229)
Change in net assets resulting from Class R5 capital transactions	(547)	(2,948)	(42)	135
Class R6
Proceeds from shares issued	1,436,872	1,051,969	1,008,060	696,148
Distributions reinvested	10,723	11,285	5,753	5,347
Cost of shares redeemed	(1,424,854)	(1,403,876)	(426,590)	(716,626)
Change in net assets resulting from Class R6 capital transactions	22,741	(340,622)	587,223	(15,131)
Total change in net assets resulting from capital transactions	$(3,504,556)	$104,501	$(305,620)	$87,975
SHARE TRANSACTIONS:
Class A
Issued	7,377	13,424	1,845	2,896
Reinvested	126	228	35	67
Redeemed	(16,797)	(14,512)	(3,921)	(3,965)
Change in Class A Shares	(9,294)	(860)	(2,041)	(1,002)
Class C
Issued	1,440	4,714	904	2,525
Reinvested	1	12	— (a)	8
Redeemed	(4,822)	(3,148)	(2,186)	(2,589)
Change in Class C Shares	(3,381)	1,578	(1,282)	(56)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Hedged Equity Funds	June 30, 2026

	JPMorgan Hedged Equity Fund		JPMorgan Hedged Equity 2 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	75,454	152,732	66,207	93,439
Reinvested	2,582	3,759	1,100	1,630
Redeemed	(167,220)	(143,167)	(107,782)	(88,889)
Change in Class I Shares	(89,184)	13,324	(40,475)	6,180
Class R5
Issued	12	23	3	19
Reinvested	1	1	1	— (a)
Redeemed	(28)	(116)	(6)	(12)
Change in Class R5 Shares	(15)	(92)	(2)	7
Class R6
Issued	41,388	32,862	51,560	38,309
Reinvested	312	344	290	290
Redeemed	(41,223)	(43,210)	(21,240)	(39,290)
Change in Class R6 Shares	477	(10,004)	30,610	(691)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$22,556	$50,870
Distributions reinvested	480	653
Cost of shares redeemed	(37,206)	(43,353)
Change in net assets resulting from Class A capital transactions	(14,170)	8,170
Class C
Proceeds from shares issued	8,563	37,734
Distributions reinvested	15	67
Cost of shares redeemed	(26,218)	(18,575)
Change in net assets resulting from Class C capital transactions	(17,640)	19,226
Class I
Proceeds from shares issued	691,219	1,248,542
Distributions reinvested	12,294	17,272
Cost of shares redeemed	(1,210,187)	(1,121,441)
Change in net assets resulting from Class I capital transactions	(506,674)	144,373
Class R5
Proceeds from shares issued	14	6
Distributions reinvested	— (a)	— (a)
Cost of shares redeemed	(6)	— (a)
Change in net assets resulting from Class R5 capital transactions	8	6
Class R6
Proceeds from shares issued	487,932	229,540
Distributions reinvested	1,700	3,368
Cost of shares redeemed	(233,927)	(309,377)
Change in net assets resulting from Class R6 capital transactions	255,705	(76,469)
Total change in net assets resulting from capital transactions	$(282,771)	$95,306
SHARE TRANSACTIONS:
Class A
Issued	1,090	2,659
Reinvested	23	34
Redeemed	(1,801)	(2,287)
Change in Class A Shares	(688)	406
Class C
Issued	417	1,986
Reinvested	1	4
Redeemed	(1,270)	(985)
Change in Class C Shares	(852)	1,005

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Hedged Equity Funds	June 30, 2026

	JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	33,253	65,878
Reinvested	597	900
Redeemed	(58,804)	(59,100)
Change in Class I Shares	(24,954)	7,678
Class R5
Issued	1	1
Reinvested	— (a)	— (a)
Redeemed	— (a)	— (a)
Change in Class R5 Shares	1	1
Class R6
Issued	23,106	12,266
Reinvested	82	176
Redeemed	(11,578)	(16,225)
Change in Class R6 Shares	11,610	(3,783)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	25

STATEMENTS OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan Hedged Equity Fund	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$1,063,333	$642,042	$272,461
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(7,546,254)	(2,534,020)	(965,802)
Proceeds from disposition of investment securities	12,639,098	3,299,569	2,038,752
Purchases and proceeds from short-term investments — affiliates, net	33,224	53,533	(333,364)
Purchases of short-term investments, — non-affiliates, net	(1,235,739)	(332,008)	(159,121)
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(130,984)	(431,413)	(60,121)
Change in unrealized (appreciation)/depreciation on investments in affiliates	—	—	19
Change in unrealized (appreciation)/depreciation on options purchased	11,580	(37,680)	(27,145)
Change in unrealized (appreciation)/depreciation on options written	4,302	(215,431)	(64,451)
Net realized (gain)/loss on investments in non-affiliates	(3,328,713)	(508,818)	(414,206)
Net realized (gain)/loss on investments in affiliates	97	2	9
Net realized (gain)/loss on options purchased	1,281,865	363,704	170,375
Increase in dividends receivable from affiliates	(842)	(125)	(622)
Decrease in dividends receivable from non-affiliates	2,641	202	484
(Increase)/Decrease in variation margin receivable	4,156	(88)	(2,259)
Increase in collateral received on securities loaned	1,184,467	298,037	48,024
Increase/(Decrease) in variation margin payable	1,005,259	(148)	(285)
Increase/(Decrease) in investment advisory fees payable	(404)	84	(75)
Increase/(Decrease) in administration fees payable	(33)	30	(26)
Decrease in distribution fees payable	(95)	(3)	— (a)
Increase in due to broker for options	695,271	—	—
Decrease in service fees payable	(475)	(41)	(86)
Increase in custodian and accounting fees payable	23	11	6
Increase in net cost of acquiring collateral from securities lending to facilitate options trading	6,883	1,094	208
Increase in Trustees' and Chief Compliance Officer's fees	— (a)	— (a)	— (a)
Increase in other accrued expenses payable	433	68	125
Decrease in premiums received from options written	(35,498)	(37,285)	(12,226)
Net cash provided (used) by operating activities	5,653,595	561,316	490,674
Cash flows provided (used) by financing activities:
Proceeds from shares issued	4,435,814	2,361,133	1,130,826
Payment for shares redeemed	(7,961,012)	(2,627,026)	(1,570,926)
Cash distributions paid to shareholders (net of reinvestments of $104,244, $28,090 and $14,489, respectively)	(10,761)	(959)	(691)
Net cash provided (used) by financing activities	(3,535,959)	(266,852)	(440,791)
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	2,117,636	294,464	49,883
Restricted and unrestricted cash and deposits at broker at beginning of year	75,388	3,319	2,804
Restricted and unrestricted cash and deposits at broker at end of year	$2,193,024	$297,783	$52,687

(a)	Amount rounds to less than one thousand.
Supplemental disclosure of cash flow information:
For purposes of reporting the Statement of Cash Flows, the Funds consider all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
Reconciliation of restricted and unrestricted cash and deposits at broker at the end of period to the Statements of Assets and Liabilities:
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Hedged Equity Funds	June 30, 2026

	JPMorgan Hedged Equity Fund	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund
	June 30, 2026	June 30, 2026	June 30, 2026
Cash	$18,512	$199	$4,776
Deposits at broker:
Futures contracts and options	2,174,512	297,584	47,911
	$2,193,024	$297,783	$52,687
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	27

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Hedged Equity Fund
Class A
Year Ended June 30, 2026	$33.00	$0.10	$1.51	$1.61	$(0.11)
Year Ended June 30, 2025	31.06	0.17	1.94	2.11	(0.17)
Year Ended June 30, 2024	27.57	0.20	3.48	3.68	(0.19)
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)
Class C
Year Ended June 30, 2026	32.72	(0.07)(e)	1.49	1.42	— (f)
Year Ended June 30, 2025	30.81	0.01	1.92	1.93	(0.02)
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)
Class I
Year Ended June 30, 2026	33.12	0.19	1.50	1.69	(0.20)
Year Ended June 30, 2025	31.16	0.25	1.96	2.21	(0.25)
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)
Class R5
Year Ended June 30, 2026	33.18	0.24	1.49	1.73	(0.24)
Year Ended June 30, 2025	31.21	0.29	1.97	2.26	(0.29)
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)
Class R6
Year Ended June 30, 2026	33.19	0.28	1.50	1.78	(0.28)
Year Ended June 30, 2025	31.23	0.34	1.95	2.29	(0.33)
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Includes net cost of acquiring collateral from securities lending to facilitate options trading. Without net cost of acquiring collateral from securities lending to facilitate options trading, the ratios would have been 0.82%, 1.32%, 0.57%, 0.44% and 0.32% for Class A, Class C, Class I, Class R5 and Class R6, respectively.

(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Hedged Equity Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including net cost of acquiring collateral from securities lending to facilitate options trading)(c)	Net investment income (loss)	Expenses without waivers and reimbursements (including net cost of acquiring collateral from securities lending to facilitate options trading)	Portfolio turnover rate

$34.50	4.87%	$1,197,524	0.94%(d)	0.29%	0.94%(d)	27%
33.00	6.79	1,452,343	0.82	0.53	0.82	29
31.06	13.43	1,393,286	0.82	0.69	0.83	37
27.57	14.87	1,274,360	0.83	0.80	0.83	27
24.20	(6.08)	1,647,387	0.83	0.52	0.83	44

34.14	4.35	502,670	1.44 (d)	(0.20)(e)	1.44 (d)	27
32.72	6.27	592,540	1.32	0.03	1.32	29
30.81	12.82	509,251	1.32	0.18	1.33	37
27.37	14.32	436,623	1.33	0.30	1.33	27
24.02	(6.53)	436,891	1.33	0.02	1.33	44

34.61	5.09	14,650,519	0.69 (d)	0.55	0.69 (d)	27
33.12	7.10	16,970,246	0.57	0.78	0.57	29
31.16	13.70	15,552,472	0.57	0.94	0.58	37
27.66	15.15	12,697,762	0.58	1.05	0.58	27
24.28	(5.83)	12,790,417	0.58	0.77	0.58	44

34.67	5.23	2,731	0.55 (d)	0.68	0.55 (d)	27
33.18	7.26	3,132	0.43	0.91	0.43	29
31.21	13.84	5,790	0.42	1.09	0.43	37
27.71	15.34	6,044	0.43	1.21	0.43	27
24.32	(5.68)	5,335	0.43	0.92	0.43	44

34.69	5.38	2,147,345	0.44 (d)	0.79	0.44 (d)	27
33.19	7.35	2,038,756	0.32	1.03	0.32	29
31.23	13.95	2,230,651	0.32	1.19	0.33	37
27.73	15.49	1,594,675	0.33	1.30	0.33	27
24.33	(5.61)	1,614,304	0.33	1.02	0.33	44

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	29

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Year Ended June 30, 2026	$18.83	$0.06	$2.12	$2.18	$(0.06)	$—	$(0.06)
Year Ended June 30, 2025	17.53	0.09	1.30	1.39	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.74	0.11	1.79	1.90	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
Class C
Year Ended June 30, 2026	18.77	(0.04)(e)	2.10	2.06	— (f)	—	—
Year Ended June 30, 2025	17.48	— (f)	1.30	1.30	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
Class I
Year Ended June 30, 2026	18.85	0.11	2.12	2.23	(0.11)	—	(0.11)
Year Ended June 30, 2025	17.55	0.14	1.30	1.44	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
Class R5
Year Ended June 30, 2026	18.86	0.14	2.12	2.26	(0.14)	—	(0.14)
Year Ended June 30, 2025	17.55	0.16	1.31	1.47	(0.16)	—	(0.16)
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
Class R6
Year Ended June 30, 2026	18.87	0.15	2.13	2.28	(0.16)	—	(0.16)
Year Ended June 30, 2025	17.56	0.19	1.30	1.49	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Includes net cost of acquiring collateral from securities lending to facilitate options trading. Without net cost of acquiring collateral from securities lending to facilitate options trading, the ratios would have been 0.84%, 1.34%, 0.59%, 0.45% and 0.34% for Class A, Class C, Class I, Class R5 and Class R6, respectively.

(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Hedged Equity Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including net cost of acquiring collateral from securities lending to facilitate options trading)(c)	Net investment income (loss)	Expenses without waivers and reimbursements (including net cost of acquiring collateral from securities lending to facilitate options trading)	Portfolio turnover rate

$20.95	11.57%	$236,705	0.92%(d)	0.29%	0.92%(d)	48%
18.83	7.93	251,200	0.84	0.50	0.84	42
17.53	12.12	251,397	0.84	0.67	0.85	42
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39

20.83	10.98	243,305	1.42 (d)	(0.21)(e)	1.42 (d)	48
18.77	7.44	243,213	1.34	0.01	1.34	42
17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39

20.97	11.85	3,891,946	0.67 (d)	0.55	0.67 (d)	48
18.85	8.20	4,261,391	0.59	0.76	0.59	42
17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39

20.98	12.01	1,159	0.53 (d)	0.69	0.53 (d)	48
18.86	8.40	1,081	0.45	0.89	0.45	42
17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39

20.99	12.12	1,123,276	0.42 (d)	0.77	0.42 (d)	48
18.87	8.52	432,133	0.34	1.04	0.34	42
17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	31

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Year Ended June 30, 2026	$19.61	$0.06	$1.78	$1.84	$(0.06)	$—	$(0.06)
Year Ended June 30, 2025	18.27	0.09	1.34	1.43	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.63	0.11	2.64	2.75	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
Class C
Year Ended June 30, 2026	19.53	(0.04)(e)	1.77	1.73	— (f)	—	— (f)
Year Ended June 30, 2025	18.22	— (f)	1.32	1.32	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
Class I
Year Ended June 30, 2026	19.64	0.12	1.78	1.90	(0.11)	—	(0.11)
Year Ended June 30, 2025	18.30	0.14	1.34	1.48	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
Class R5
Year Ended June 30, 2026	19.66	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2025	18.32	0.17	1.34	1.51	(0.17)	—	(0.17)
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
Class R6
Year Ended June 30, 2026	19.66	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2025	18.32	0.19	1.33	1.52	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Includes net cost of acquiring collateral from securities lending to facilitate options trading. Without net cost of acquiring collateral from securities lending to facilitate options trading, the net expense ratios would have been 0.85%, 1.35%, 0.60%, 0.45% and 0.35% and the gross expense ratios would have been 0.85%,
1.35%, 0.60%, 0.63% and 0.35%, for Class A, Class C, Class I, Class R5 and Class R6, respectively.

(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(f)	Amount rounds to less than $0.005.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Hedged Equity Funds	June 30, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including net cost of acquiring collateral from securities lending to facilitate options trading)(c)	Net investment income (loss)	Expenses without waivers and reimbursements (including net cost of acquiring collateral from securities lending to facilitate options trading)	Portfolio turnover rate

$21.39	9.41%	$156,689	0.92%(d)	0.31%	0.92%(d)	35%
19.61	7.83	157,121	0.84	0.50	0.84	44
18.27	17.64	138,956	0.84	0.65	0.85	56
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29

21.26	8.87	144,170	1.42 (d)	(0.19)(e)	1.42 (d)	35
19.53	7.24	149,074	1.34	0.00 (g)	1.34	44
18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29

21.43	9.72	2,301,143	0.67 (d)	0.56	0.67 (d)	35
19.64	8.09	2,599,366	0.59	0.75	0.59	44
18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29

21.45	9.88	44	0.52 (d)	0.71	0.70 (d)	35
19.66	8.24	32	0.44	0.91	0.46	44
18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29

21.45	9.99	596,055	0.42 (d)	0.82	0.42 (d)	35
19.66	8.34	317,998	0.34	0.99	0.34	44
18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Hedged Equity Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 3 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

34	J.P. Morgan Hedged Equity Funds	June 30, 2026

The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,470,201	$—	$—	$19,470,201
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,394	$—	$—	$4,394
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(192,200)	$—	$—	$(192,200)
Put Options Written	(52,700)	—	—	(52,700)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(240,506)	$—	$—	$(240,506)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,658,203	$—	$—	$5,658,203
Appreciation in Other Financial Instruments
Futures Contracts (a)	$89	$—	$—	$89
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(73,089)	$—	$—	$(73,089)
Put Options Written	(1,884)	—	—	(1,884)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(74,884)	$—	$—	$(74,884)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,128,216	$—	$—	$3,128,216
Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,805	$—	$—	$3,805

June 30, 2026	J.P. Morgan Hedged Equity Funds	35

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Hedged Equity 3 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(9,423)	$—	$—	$(9,423)
Put Options Written	(4,888)	—	—	(4,888)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(10,506)	$—	$—	$(10,506)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income and use the cash collateral received from securities lending activities to post as margin for options. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent. The Funds use a portion of the cash collateral received to post as margin for options on futures contracts through a Futures Commission Merchant (“FCM”), and the FCM pays credit interest on the margin balances held on deposit. A portion of the cash collateral received by the Funds is held in a separate segregated account maintained by JPMCB or retained by Citibank. A portion of the cash collateral is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower, or Citibank, as applicable, a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net expense incurred on the securities lending consists of rebates for the use of cash collateral, income and Citibank’s Fee and is included on the Statements of Operations as Net cost of acquiring collateral from securities lending to facilitate options trading. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collected is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs. Cash collateral deposited with the FCM is recorded as Deposits at broker for futures contracts and options on the Statements of Assets and Liabilities.
The Funds grant certain securities borrower a lien on an agreed portion of the Fund’s assets to secure the Fund’s obligation to repay the borrower the amount of cash collateral owed to the borrower upon return of the borrowed securities. Those assets are segregated into a separate account at the Fund’s custodian and subject to a control agreement among the Fund, its custodian and the borrower. The value and details of securities segregated and subject to a lien are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. The Funds are also subject to the risk that the borrower may fail to release the collateral promptly (e.g., in the event of a bankruptcy) or seek to access those assets when the borrower is not authorized to do so. Securities lending activity is subject to master netting arrangements.

36	J.P. Morgan Hedged Equity Funds	June 30, 2026

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Hedged Equity Fund	$1,163,223	$(1,163,223)	$—
Hedged Equity 2 Fund	295,703	(295,703)	—
Hedged Equity 3 Fund	47,737	(47,737)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Hedged Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$2,342,972	$2,342,875	$(97)	$—	$—	—	$2,776	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	192,451	182,512	—	—	9,939	9,939	74 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	5,226,377	4,255,938	—	—	970,439	970,439	2,973	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (a) (b)	1,013,700	2,443,611	3,457,311	—	—	—	—	4,440	—
Total	$1,013,700	$10,205,411	$10,238,636	$(97)	$—	$980,378		$10,263	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Net cost of acquiring collateral from securities lending to facilitate options trading (after payments of rebates and Citibank’s fee).

Hedged Equity 2 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$1,465,612	$1,454,702	$(2)	$—	$10,908	10,908	$1,427	$—

June 30, 2026	J.P. Morgan Hedged Equity Funds	37

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Hedged Equity 2 Fund (continued)
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	$—	$56,158	$55,719	$—	$—	$439	439	$33 (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	64,889	2,566,671	2,631,553	—	—	7	7	2,057	—
Total	$64,889	$4,088,441	$4,141,974	$(2)	$—	$11,354		$3,517	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Net cost of acquiring collateral from securities lending to facilitate options trading (after payments of rebates and Citibank’s fee).

Hedged Equity 3 Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$1,015,471	$660,661	$(9)	$(19)	$354,782	354,782	$1,128	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	21,363	21,270	—	—	93	93	11 (c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	21,549	985,738	1,007,277	—	—	10	10	1,050	—
Total	$21,549	$2,022,572	$1,689,208	$(9)	$(19)	$354,885		$2,189	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Net cost of acquiring collateral from securities lending to facilitate options trading (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

38	J.P. Morgan Hedged Equity Funds	June 30, 2026

F. Options— The Funds purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of cash or securities for options written. Cash collateral deposited with the broker is recorded as Deposits at broker for futures contracts and options.
Any amounts owed to or from the broker upon settlement of option trades as of June 30, 2026 are recorded as Due to/from broker for options on the Statements of Assets and Liabilities.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— The Funds used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

June 30, 2026	J.P. Morgan Hedged Equity Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended June 30, 2026 (amounts in thousands, except for number of contracts):
	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$191,787	$125,069	$85,762
Ending Notional Balance Long	284,145	13,962	364,143
Exchange-Traded Options:
Average Number of Contracts Purchased	30,846	8,063	4,257
Average Number of Contracts Written	(61,691)	(16,126)	(8,514)
Ending Number of Contracts Purchased	24,800	7,535	4,142
Ending Number of Contracts Written	(49,600)	(15,070)	(8,284)
The Funds' derivatives contracts held at June 30, 2026 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class R5	Class R6	Total
Hedged Equity Fund
Transfer agency fees	$53	$16	$115	$1	$49	$234
Hedged Equity 2 Fund
Transfer agency fees	9	6	34	— (a)	11	60
Hedged Equity 3 Fund
Transfer agency fees	4	4	20	— (a)	5	33

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.

40	J.P. Morgan Hedged Equity Funds	June 30, 2026

K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Hedged Equity Fund	0.25%
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate for Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund was 0.061%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C
Hedged Equity Fund	0.25%	0.75%
Hedged Equity 2 Fund	0.25	0.75
Hedged Equity 3 Fund	0.25	0.75

June 30, 2026	J.P. Morgan Hedged Equity Funds	41

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Hedged Equity Fund	$68	$1
Hedged Equity 2 Fund	12	—
Hedged Equity 3 Fund	6	—
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R5
Hedged Equity Fund	0.25%	0.25%	0.25%	0.10%
Hedged Equity 2 Fund	0.25	0.25	0.25	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R5	Class R6
0.85%	1.35%	0.60%	0.45%	0.35%

The expense limitation agreements were in effect for the year ended June 30, 2026 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Hedged Equity 2 Fund	$—	$—	$— (a)	$— (a)	$—
Hedged Equity 3 Fund	7	5	4	16	2

(a)	Amount rounds to less than one thousand.

42	J.P. Morgan Hedged Equity Funds	June 30, 2026

Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 were as follows:

Hedged Equity Fund	$393
Hedged Equity 2 Fund	95
Hedged Equity 3 Fund	47
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2026, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Hedged Equity Fund	$244
Hedged Equity 2 Fund	168
Hedged Equity 3 Fund	35
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Hedged Equity Fund	$5,704,645	$11,849,251
Hedged Equity 2 Fund	2,557,890	3,315,875
Hedged Equity 3 Fund	977,402	2,047,826
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.

June 30, 2026	J.P. Morgan Hedged Equity Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Hedged Equity Fund	$9,826,807	$9,681,011	$278,123	$9,402,888
Hedged Equity 2 Fund	3,423,140	2,330,576	170,397	2,160,179
Hedged Equity 3 Fund	2,056,954	1,117,160	56,404	1,060,756
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Total Distributions Paid
Hedged Equity Fund	$115,005	$115,005
Hedged Equity 2 Fund	29,049	29,049
Hedged Equity 3 Fund	15,180	15,180

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Hedged Equity Fund	$155,399	$155,399
Hedged Equity 2 Fund	37,967	37,967
Hedged Equity 3 Fund	22,121	22,121

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Hedged Equity Fund	$9,363	$(646,560)	$9,402,888
Hedged Equity 2 Fund	2,770	(881,422)	2,160,179
Hedged Equity 3 Fund	1,407	(199,145)	1,060,756

The cumulative timing differences primarily consist of certain derivatives, post-October capital loss deferrals and wash sale loss deferrals.

44	J.P. Morgan Hedged Equity Funds	June 30, 2026

As of June 30, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Hedged Equity Fund	$646,560	$—
Hedged Equity 2 Fund	576,707	304,715
Hedged Equity 3 Fund	171,114	28,031
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2026, the Funds deferred to July 1, 2026 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Hedged Equity Fund	$522,737	$—
Hedged Equity 3 Fund	18,939	213,708
During the year ended June 30, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Hedged Equity Fund	$417,082	$447,595
Hedged Equity 2 Fund	—	209,009
Hedged Equity 3 Fund	—	213,708
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.

June 30, 2026	J.P. Morgan Hedged Equity Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Hedged Equity Fund	—	— %	2	39.2%
Hedged Equity 2 Fund	1	23.8	2	24.8
Hedged Equity 3 Fund	1	17.9	4	49.6
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

46	J.P. Morgan Hedged Equity Funds	June 30, 2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of JPMorgan Hedged Equity Fund, JPMorgan Hedged Equity 2 Fund and JPMorgan Hedged Equity 3 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Hedged Equity Fund (one of the funds constituting JPMorgan Trust I) and JPMorgan Hedged Equity 2 Fund and JPMorgan Hedged Equity 3 Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations and cash flows for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations and each of their cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2026	J.P. Morgan Hedged Equity Funds	47

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan Hedged Equity Fund	100.00%
JPMorgan Hedged Equity 2 Fund	100.00
JPMorgan Hedged Equity 3 Fund	100.00
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan Hedged Equity Fund	$115,005
JPMorgan Hedged Equity 2 Fund	29,049
JPMorgan Hedged Equity 3 Fund	15,180

48	J.P. Morgan Hedged Equity Funds	June 30, 2026

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-HE-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 8, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

September 8, 2026